UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02687

Name of Registrant: Vanguard Municipal Bond Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Item 1: Schedule of Investments

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments (unaudited)

As of January 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.4%)
Alabama (0.5%)
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	1/1/23	14,310	16,755
Alabama Special Care Facilities Financing
Authority Birmingham Revenue (Ascension
Health Credit Group) PUT	1.850%	11/1/22	9,000	8,706
Auburn University Alabama General Fee
Revenue	5.000%	6/1/19	2,000	2,174
Baldwin County AL Board of Education Revenue	5.000%	6/1/21	1,000	1,136
Baldwin County AL Board of Education Revenue	5.000%	6/1/22	1,500	1,732
Birmingham AL Special Care Facilities
Financing Authority Revenue (Ascension
Health Credit Group) PUT	1.500%	5/1/20	4,425	4,366
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/23	1,000	1,164
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/23	430	496
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	6/1/21	10,000	10,708
Houston County AL Health Care Authority
Revenue	5.000%	10/1/24	2,000	2,237
Houston County AL Health Care Authority
Revenue	5.000%	10/1/25	1,000	1,117
Huntsville AL Water System Revenue	5.000%	11/1/20	1,000	1,129
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/21	3,065	3,415
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/22	4,365	4,916
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/23	4,565	5,202
Jefferson County AL Sewer Revenue	5.000%	10/1/17	1,620	1,651
Jefferson County AL Sewer Revenue	5.000%	10/1/18	1,500	1,555
Jefferson County AL Sewer Revenue	5.000%	10/1/21	1,300	1,386
Mobile AL Industrial Development Board
Pollution Control Revenue (Alabama Power
Co.) PUT	1.625%	10/2/18	10,000	10,029
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/17	2,475	2,475
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/22	600	689
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/22	1,000	1,149
Tuscaloosa AL Public Educational Building
Authority Student Housing Revenue
(Ridgecrest Student Housing LLC)	5.000%	7/1/22 (15)	3,485	3,970

Tuscaloosa AL Public Educational Building
Authority Student Housing Revenue
(Ridgecrest Student Housing LLC)	5.000%	7/1/23 (15)	3,660	4,210
Tuscaloosa AL Public Educational Building
Authority Student Housing Revenue
(Ridgecrest Student Housing LLC)	5.000%	7/1/24 (15)	3,845	4,461
University of Alabama at Birmingham Revenue	5.000%	10/1/17	1,630	1,675
University of Alabama at Birmingham Revenue	5.000%	10/1/17	3,565	3,664
University of Alabama General Revenue	5.000%	7/1/18	4,680	4,945
University of Alabama General Revenue	5.000%	7/1/19	5,345	5,826
University of South Alabama University Facilities
Revenue	5.000%	11/1/20	1,395	1,542
University of South Alabama University Facilities
Revenue	5.000%	11/1/21	825	927
University of South Alabama University Facilities
Revenue	5.000%	11/1/22	1,080	1,225
				116,632
Alaska (0.4%)
Alaska GO	5.000%	8/1/22	5,590	6,440
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/21	2,265	2,574
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/22	2,410	2,780
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/22	1,740	2,007
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/23	2,530	2,948
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/23	4,785	5,575
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/19	2,000	2,157
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/21	10,140	11,329
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/22	10,265	11,625
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/23	13,515	15,464
Alaska State International Airport Revenue	5.000%	10/1/23	500	574
Alaska State International Airport Revenue	5.000%	10/1/24	1,500	1,737
Anchorage AK GO	5.000%	9/1/21	2,000	2,275
Anchorage AK GO	5.000%	9/1/21	2,605	2,963
Anchorage AK GO	5.000%	9/1/21	1,000	1,137
Anchorage AK GO	5.000%	9/1/22	1,665	1,926
Anchorage AK GO	5.000%	9/1/22	2,000	2,314
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/20	1,725	1,915
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/21	1,950	2,200
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/22	1,450	1,658
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/23	4,150	4,791
North Slope Borough AK GO	5.000%	6/30/18	13,035	13,738
				100,127
Arizona (1.4%)
Arizona Board of Regents Arizona State
University System Revenue	5.000%	8/1/19	2,140	2,337
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/20	6,000	6,716
Arizona Board of Regents Arizona State
University System Revenue	5.000%	8/1/20	1,700	1,905

Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/21	625	716
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/21	975	1,116
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/21	5,000	5,724
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/21	10,000	11,449
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/21	300	343
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/22	425	495
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/22	600	699
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/22	3,190	3,716
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/22	3,185	3,711
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/22	455	530
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/23	750	885
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/23	1,500	1,770
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/23	650	767
Arizona COP	5.000%	10/1/17	1,000	1,027
Arizona COP	5.000%	10/1/18	900	957
Arizona COP	4.000%	9/1/19	1,500	1,597
Arizona COP	5.000%	9/1/20	4,300	4,800
Arizona COP	5.000%	9/1/21	6,380	7,254
Arizona COP	5.000%	10/1/22	4,880	5,636
Arizona COP	5.000%	10/1/23	6,500	7,593
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/18	1,000	1,036
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/19	2,600	2,772
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/20	4,550	4,972
1 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	2.510%	2/5/20	20,000	20,321
1 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	2.510%	2/5/20	5,000	5,080
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/19	600	655
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/20	1,000	1,116
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/21	1,000	1,136
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/22	800	922
Arizona School Facilities Board COP	5.000%	9/1/18	1,500	1,588
Arizona School Facilities Board COP	5.000%	9/1/20	11,000	12,254
Arizona School Facilities Board COP	5.000%	9/1/21	7,000	7,937

Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/20	1,505	1,672
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/22	1,770	1,990
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/21	9,000	10,304
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/22	3,000	3,485
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	3,500	4,121
Arizona Transportation Board Highway Revenue	5.000%	7/1/20	3,360	3,763
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/19 (ETM)	530	582
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/19	1,470	1,615
Glendale AZ GO	4.000%	7/1/21 (4)	3,400	3,673
Glendale AZ GO	5.000%	7/1/22 (4)	1,670	1,900
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/17	3,115	3,148
Glendale AZ Industrial Development Authority
Senior Living Facilities Revenue (Royal Oaks
Life Care Community)	4.000%	5/15/20	450	481
Glendale AZ Industrial Development Authority
Senior Living Facilities Revenue (Royal Oaks
Life Care Community)	4.000%	5/15/21	750	808
Glendale AZ Industrial Development Authority
Senior Living Facilities Revenue (Royal Oaks
Life Care Community)	4.000%	5/15/22	750	811
Glendale AZ Industrial Development Authority
Senior Living Facilities Revenue (Royal Oaks
Life Care Community)	4.000%	5/15/23	750	812
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20	2,770	3,083
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21	2,900	3,288
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22	3,100	3,572
Goodyear Public Improvement Corp. Municipal
Facilities Revenue	5.000%	7/1/21	800	909
Goodyear Public Improvement Corp. Municipal
Facilities Revenue	5.000%	7/1/22	1,500	1,732
Goodyear Public Improvement Corp. Municipal
Facilities Revenue	5.000%	7/1/24	900	1,062
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/21	3,500	3,933
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/22	3,650	4,171
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/23	5,500	6,350
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/24	2,250	2,625
Maricopa County AZ Unified School District No.
4 (Mesa) GO	4.000%	7/1/18	3,220	3,356
Maricopa County AZ Unified School District No.
4 (Mesa) GO	4.000%	7/1/19	3,750	3,996

Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/20	450	500
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/21	335	379
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/22	200	230
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/17	3,310	3,368
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/21	2,000	2,276
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/22	1,775	2,055
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/20	17,055	19,121
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21	12,360	14,173
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/19	3,155	3,429
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/20	2,840	3,171
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/21	3,000	3,425
Pima County AZ Sewer Revenue	5.000%	7/1/19	1,000	1,090
Pima County AZ Sewer Revenue	5.000%	7/1/22	7,250	8,446
Pima County AZ Tucson Unified School District
No. 1 GO	5.000%	7/1/21 (15)	400	454
Pima County AZ Tucson Unified School District
No. 1 GO	5.000%	7/1/22 (15)	1,000	1,153
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/20	4,850	5,467
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.000%	12/1/17	1,000	1,026
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/18	4,520	4,840
Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/18	165	174
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	1,565	1,698
Scottsdale AZ GO	5.000%	7/1/17	2,700	2,748
Scottsdale AZ GO	5.000%	7/1/19	1,860	2,029
Scottsdale AZ GO	4.000%	7/1/20	11,150	12,126
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/21 (ETM)	2,740	3,133
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/17	1,445	1,483
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/18	2,185	2,318
Yavapai County AZ Industrial Development
Authority Solid Waste Disposal Revenue
(Republic Services Inc.) PUT	0.900%	3/1/17	12,500	12,500
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/20	1,000	1,102
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/21	750	839

Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/22	1,000	1,133
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/23	1,000	1,140
				325,800
Arkansas (0.2%)
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health)	5.000%	12/1/20	4,225	4,701
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health)	5.000%	12/1/21	4,560	5,154
Arkansas Development Finance Authority
Healthcare Revenue (Baptist Health)	5.000%	12/1/22	700	802
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/21	920	1,023
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/22	760	856
Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	10/1/21	5,000	5,745
Baxter County AR Hospital Revenue	5.000%	9/1/20	780	862
Baxter County AR Hospital Revenue	5.000%	9/1/21	1,140	1,281
Baxter County AR Hospital Revenue	5.000%	9/1/22	1,000	1,134
Baxter County AR Hospital Revenue	5.000%	9/1/23	960	1,093
Independence County AR Pollution Control
Revenue (Entergy Arkansas, Inc. Project)	2.375%	1/1/21	15,000	15,313
Jefferson County AR Pollution Control Revenue
(Entergy Arkansas, Inc. Project)	1.550%	10/1/17	10,000	10,029
				47,993
California (10.7%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/18	1,000	1,052
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/19	1,050	1,137
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/19	1,000	1,090
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	4.000%	8/1/20	500	542
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/19	1,000	1,094
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (ETM)	5,485	5,176
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	115	107
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/20	1,730	1,938
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/21	1,200	1,382
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/22	1,540	1,805
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/23	1,820	2,157
Antelope Valley-East Kern CA Water Agency
Revenue	4.000%	6/1/21	1,000	1,099

2 Bakersfield CA Wastewater Revenue TOB
VRDO	0.880%	2/7/17 (Prere.)	5,315	5,315
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/21	3,350	3,687
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	7,000	7,003
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	17,000	17,007
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.469%	8/1/17	28,500	28,500
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	13,500	13,550
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	15,200	15,341
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.360%	10/1/19	9,825	9,810
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	27,500	27,682
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.560%	5/1/23	4,000	3,970
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.560%	5/1/23	28,500	28,289
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/18	1,200	1,267
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/19	2,000	2,173
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/20	2,200	2,448
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/19	1,000	1,072
California County CA Tobacco Securitization
Agency Revenue	5.000%	6/1/20	1,200	1,313
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	22,000	22,236
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	10,000	10,855
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	23,000	26,241
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	54,000	62,785
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/17 (ETM)	10	10
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/17	2,490	2,577
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/18 (ETM)	5	5
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/18	1,360	1,458

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (ETM)	10	11
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19	3,990	4,410
1 California Department of Water Resources
Water System Revenue (Central Valley
Project) PUT	0.960%	12/1/17	32,250	32,242
California Economic Recovery GO	5.000%	7/1/17 (ETM)	15,090	15,358
California Economic Recovery GO	5.000%	7/1/18 (ETM)	32,295	34,135
California Economic Recovery GO	5.000%	7/1/18 (ETM)	9,305	9,835
California GO	6.000%	2/1/17 (2)	3,500	3,500
California GO	5.000%	3/1/17	3,755	3,769
1 California GO	1.410%	5/1/17	3,700	3,700
California GO	5.000%	9/1/17	4,250	4,355
California GO	5.000%	9/1/17	2,805	2,874
California GO	5.000%	10/1/17	20,000	20,563
California GO	5.000%	10/1/17	4,005	4,118
California GO	5.000%	9/1/18	32,260	34,301
California GO	5.000%	9/1/18	8,050	8,559
California GO	5.000%	10/1/18	34,000	36,254
California GO	5.000%	2/1/19	11,000	11,843
California GO	5.000%	9/1/19	19,000	20,826
California GO	5.000%	9/1/19	17,825	19,538
California GO	5.000%	2/1/20	44,500	49,326
California GO	5.000%	11/1/20	21,520	24,329
California GO	5.000%	12/1/20	25,475	28,858
California GO	5.000%	2/1/21	10,000	11,344
California GO	5.000%	9/1/21	52,595	60,424
California GO	5.000%	10/1/21	28,000	32,223
California GO	5.000%	10/1/21	41,940	48,265
California GO	5.000%	11/1/21	49,440	56,991
California GO	4.000%	9/1/22	10,000	11,171
California GO	5.000%	9/1/22	10,000	11,700
California GO	5.000%	9/1/22	43,025	50,340
1 California GO PUT	1.240%	12/1/17	14,250	14,273
1 California GO PUT	1.110%	5/1/18	29,500	29,455
1 California GO PUT	1.370%	12/3/18	6,500	6,521
California GO PUT	4.000%	12/1/21	20,700	22,674
2 California GO TOB VRDO	0.840%	2/7/17 LOC	16,725	16,725
2 California GO TOB VRDO	0.840%	2/7/17 LOC	15,055	15,055
California GO VRDO	0.500%	2/1/17 LOC	21,000	21,000
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	2.000%	3/1/18	5,980	6,028
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	3.000%	3/1/19	6,045	6,227
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	3.000%	3/1/20	6,290	6,532
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/21	850	920
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/19	5,125	5,499
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	3,000	3,066
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/18	3,000	3,177

1 California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)
PUT	2.460%	7/1/17	8,825	8,856
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	4.000%	11/15/18	1,000	1,047
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	4.000%	2/1/21	1,500	1,625
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/22	1,000	1,141
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospitalat Stanford) PUT	1.450%	3/15/17 (Prere.)	5,000	5,004
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/21	750	861
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/22	2,205	2,569
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	1.250%	10/1/20	6,400	6,246
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/19	23,500	25,608
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	10,000	11,160
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	1.700%	10/18/22	10,000	9,637
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/18/22	6,000	6,847
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	8/15/17	5,000	5,086
California Health Facilities Financing Authority
Revenue (Sutter Health) PUT	1.000%	8/15/19	6,000	5,915
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/22	1,000	1,161
1 California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group) PUT	1.493%	11/1/20	20,000	20,003
2 California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group) TOB VRDO	0.860%	2/7/17	6,670	6,670
2 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.740%	2/1/17 (Prere.)	8,970	8,970
1 California Infrastructure & Economic
Development Bank Revenue (Index-Museum
Art Project) PUT	2.293%	8/1/18	29,000	29,190
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.940%	4/3/17	8,500	8,499
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.940%	4/3/17	32,200	32,196

1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.940%	4/1/18	30,000	30,012
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/17	1,145	1,145
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/21	1,300	1,498
1 California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)
PUT	1.160%	4/2/18	14,000	13,954
3 California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/22	375	416
3 California Public Finance Authority Revenue
(Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/23	350	390
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/17	5,000	5,071
California Public Works Board Lease Revenue
(Department of Corrections)	4.000%	9/1/17	4,500	4,583
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/17	5,820	5,979
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	2,500	2,629
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	10,650	11,199
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/18	5,790	6,140
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/18	1,845	1,962
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	11/1/18 (14)	1,180	1,263
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/19	16,620	18,018
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/20	1,690	1,899
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/19	5,600	6,071
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/20	5,200	5,795
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/17	5,200	5,374
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/18	4,000	4,275
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/20	1,175	1,301
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/20	1,240	1,393
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/18 (ETM)	2,665	2,842
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/19 (ETM)	2,960	3,255
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/17	2,385	2,402
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/17	3,000	3,082
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/17	1,000	1,030

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	1/1/18	11,710	12,131
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/18	1,000	1,045
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/18	3,500	3,721
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	1,200	1,279
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	2,500	2,665
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	1/1/19	7,755	8,302
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/19	2,000	2,194
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/19	2,750	3,017
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	3,050	3,384
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/20	2,000	2,251
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/21	3,500	4,021
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/22	5,885	6,799
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/22	5,000	5,835
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	6,620	7,744
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	5,000	5,903
California State University Systemwide Revenue	5.000%	11/1/17	5,505	5,680
California State University Systemwide Revenue	5.000%	11/1/18	4,000	4,273
California State University Systemwide Revenue	5.000%	11/1/21	8,525	9,819
California State University Systemwide Revenue	5.000%	11/1/22	2,700	3,167
California State University Systemwide Revenue	5.000%	11/1/23	2,270	2,695
California State University Systemwide Revenue
PUT	4.000%	11/1/21	26,800	29,289
California State University Systemwide Revenue
PUT	4.000%	11/1/23	4,000	4,445
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	1.375%	4/2/18	45,200	45,333
2 California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group) TOB VRDO	0.810%	2/7/17	4,880	4,880
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/19	500	540
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/20	325	359
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/21	275	310
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/22	250	286

2 California Statewide Communities Development
Authority Revenue (Kaiser Permanente) TOB
VRDO	0.860%	2/7/17	6,630	6,630
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital)	5.000%	10/1/19	1,110	1,199
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital)	5.000%	10/1/22	170	191
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital)	5.000%	10/1/23	965	1,090
California Statewide Communities Development
Authority Senior Living Health Facility
Revenue (Los Angeles Jewish Home for the
Aging)	2.500%	8/1/20	1,165	1,166
California Statewide Communities Development
Authority Senior Living Health Facility
Revenue (Los Angeles Jewish Home for the
Aging)	3.000%	8/1/21	2,600	2,603
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/20 (15)	4,810	5,216
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	1.650%	7/1/18	9,000	9,005
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/17	570	582
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/18	2,310	2,430
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/19	2,610	2,815
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/18	2,000	2,134
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/19	2,100	2,312
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/20	1,500	1,696
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/21	2,000	2,309
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/17	2,450	2,485
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/19	2,000	2,177
1,2 Eaton Vance California Municipal Bond Fund II	1.510%	7/1/19	8,250	8,251
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/21 (4)	4,115	3,747
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/18	20,495	20,807
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.000%	1/15/20	52,515	56,025
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/17 (4)	2,500	2,560
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/18 (4)	1,185	1,242

Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	4.000%	12/1/19 (4)	2,910	3,104
Glendale CA Redevelopment Agency Successor
Agency Tax Allocation Revenue (Central
Glendale Redevelopment Project)	5.000%	12/1/21 (4)	1,725	1,965
Irvine CA Reassessment District No. 13-1
Improvement Revenue	4.000%	9/2/18	1,450	1,504
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	0.530%	2/1/17 LOC	16,500	16,500
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	4.000%	9/1/17	1,130	1,149
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/18	1,745	1,846
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/19	1,150	1,251
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/20	1,045	1,163
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/21	1,250	1,414
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/20	640	695
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/21	310	342
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/22	725	809
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	1,505	1,643
Long Beach CA Harbor Revenue	5.000%	11/15/18	32,500	34,778
Los Angeles CA Community College District GO	5.000%	8/1/21	5,000	5,750
Los Angeles CA Community College District GO	5.000%	8/1/22	3,030	3,549
Los Angeles CA Community College District GO	3.000%	8/1/23	1,500	1,601
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/19	1,000	1,085
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/20	1,275	1,421
Los Angeles CA GO	5.000%	9/1/17	32,500	33,308
Los Angeles CA GO	5.000%	9/1/19	5,000	5,483
Los Angeles CA Unified School District GO	5.000%	7/1/17	19,090	19,428
Los Angeles CA Unified School District GO	5.000%	7/1/19	13,205	14,403
Los Angeles CA Unified School District GO	5.000%	7/1/19	7,035	7,673
Los Angeles CA Unified School District GO	5.000%	7/1/19	8,510	9,282
Los Angeles CA Unified School District GO	5.000%	7/1/20	17,195	19,277
Los Angeles CA Unified School District GO	5.000%	7/1/20	22,525	25,253
Los Angeles CA Unified School District GO	5.000%	7/1/20	20,920	23,454
Los Angeles CA Unified School District GO	5.000%	7/1/20	14,755	16,542
Los Angeles CA Unified School District GO	5.000%	7/1/22	16,340	19,105
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	20,000	21,840
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/17	5,000	5,104
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/18	750	794
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/19	1,000	1,091
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/20	500	560

Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/18	1,000	1,059
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/19	2,000	2,180
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/20	5,495	6,133
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Various
Project Areas)	5.000%	9/1/21 (4)	5,000	5,683
Los Angeles County CA Regional Financing
Authority Revenue (MonteCedro Inc. Project)	3.000%	11/15/21	290	290
1 Metropolitan Water District of Southern
California Revenue PUT	0.820%	7/10/17	9,500	9,500
1 Metropolitan Water District of Southern
California Revenue PUT	0.820%	7/10/17	5,500	5,500
1 Metropolitan Water District of Southern
California Revenue PUT	0.820%	7/10/17	5,000	5,000
1 Metropolitan Water District of Southern
California Revenue PUT	1.040%	3/27/18	3,000	3,001
1 Metropolitan Water District of Southern
California Revenue PUT	1.040%	3/27/18	25,710	25,695
1 Metropolitan Water District of Southern
California Revenue PUT	1.040%	3/27/18	15,290	15,281
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/18	750	791
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	3,000	3,261
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	500	543
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/20	750	836
Northern California Gas Authority No. 1
Revenue	1.299%	7/1/19	12,815	12,697
2 Nuveen California AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.810%	2/7/17 LOC	35,500	35,500
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/17	3,500	3,579
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/18	1,550	1,638
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,629
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/20	6,000	6,659
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/19	1,000	1,093
Palomar Pomerado Health California Revenue	5.000%	11/1/22	2,680	2,951
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/18	6,500	6,822
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/18	500	527
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/19	850	925
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/20	1,750	1,959
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	50	52

2 Sacramento CA Municipal Utility District
Revenue TOB VRDO	0.990%	2/7/17	4,985	4,985
San Bernardino CA City Unified School District
GO	5.000%	8/1/18	850	897
San Bernardino CA City Unified School District
GO	5.000%	8/1/19 (4)	600	654
San Diego County CA Water Authority Revenue	5.000%	5/1/21	1,450	1,659
San Diego County CA Water Authority Revenue	5.000%	5/1/22	1,200	1,399
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/17	16,555	16,729
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/20	13,145	14,869
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21	9,940	11,488
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/22	11,270	13,272
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/23	6,000	7,161
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/24	5,000	6,038
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	4.000%	8/1/17 (ETM)	230	234
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	4.000%	8/1/17	2,170	2,203
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/18 (ETM)	340	360
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/18	2,660	2,810
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/19	2,000	2,174
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/20	1,500	1,672
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21	2,000	2,273
San Juan CA Unified School District GO	5.000%	8/1/19	1,090	1,192
San Juan CA Unified School District GO	5.000%	8/1/21	1,000	1,150
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/17	1,000	1,016
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/18	1,000	1,055
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/19	1,000	1,088
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/20	1,000	1,117

San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/21	500	571
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/20 (4)	1,045	1,163
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/21 (4)	500	568
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/19	1,000	1,077
South Orange County CA Public Financing
Authority Special Tax Revenue	5.000%	8/15/20	600	659
Southern California Public Power Authority
Revenue	5.000%	7/1/18	2,000	2,113
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/17	1,000	1,026
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/17	9,895	10,070
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/21	5,000	5,709
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/22	4,000	4,653
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/23	8,000	9,454
University of California Revenue	5.000%	5/15/17	2,250	2,278
University of California Revenue	5.000%	5/15/18	2,000	2,105
University of California Revenue	5.000%	5/15/19	4,435	4,824
University of California Revenue	5.000%	5/15/21	2,725	3,122
University of California Revenue	5.000%	5/15/21	8,250	9,440
University of California Revenue PUT	1.400%	5/15/21	12,700	12,475
Western CA Municipal Water District Revenue
PUT	1.500%	10/1/20	2,325	2,316
				2,422,863
Colorado (0.9%)
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/21	1,345	1,549
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/22	1,165	1,365
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/23	1,265	1,499
Adams County CO COP	5.000%	12/1/21	1,000	1,142
Adams County CO COP	5.000%	12/1/22	1,250	1,449
Castle Rock CO Water & Sewer Revenue	4.000%	12/1/20	350	381
Castle Rock CO Water & Sewer Revenue	4.000%	12/1/22	225	250
Castle Rock CO Water & Sewer Revenue	5.000%	12/1/23	250	295
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/18	3,080	3,273
Colorado Educational & Cultural Facilities
Authority Revenue (Johnson & Wales
University)	5.000%	4/1/20	2,500	2,743
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) PUT	5.000%	11/15/23	27,000	31,220
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/18	3,000	3,149
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	1.775%	11/12/20	5,000	4,955

1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	1.775%	11/12/20	7,500	7,431
Colorado Health Facilities Authority Revenue
(Children's Hospital)	5.000%	12/1/20	1,320	1,475
Colorado Health Facilities Authority Revenue
(Children's Hospital)	5.000%	12/1/21	1,655	1,883
Colorado Health Facilities Authority Revenue
(Children's Hospital)	5.000%	12/1/22	680	786
Colorado Health Facilities Authority Revenue
(Children's Hospital)	5.000%	12/1/22	1,350	1,560
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	4.000%	1/1/21	350	353
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	4.000%	1/1/22	400	403
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	5.000%	1/1/23	750	794
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	5.000%	1/1/24	750	789
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	3.150%	12/1/18	3,640	3,644
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	4.000%	12/1/19	625	657
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/20	2,055	2,252
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	4.000%	6/1/20	1,000	1,058
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/21	2,000	2,214
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/22	2,300	2,571
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project)	5.000%	6/1/23	2,000	2,251
Colorado Springs CO Utility System Revenue	5.000%	11/15/17	2,100	2,169
Colorado Springs CO Utility System Revenue	5.000%	11/15/18	2,000	2,139
Colorado Springs CO Utility System Revenue	5.000%	11/15/19	3,000	3,305
Denver CO City & County Airport Revenue	5.000%	11/15/19	1,310	1,435
Denver CO City & County Airport Revenue	5.000%	11/15/23	19,000	22,137
1 Denver CO City & County Airport Revenue PUT	1.400%	11/15/19	16,500	16,524
Denver CO City & County Excise Tax Revenue	5.250%	9/1/18 (ETM)	2,555	2,722
E-470 Public Highway Authority Colorado
Revenue	5.000%	9/1/17 (14)	500	511
E-470 Public Highway Authority Colorado
Revenue	5.000%	9/1/19	1,545	1,679
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/20 (14)	2,000	1,833
E-470 Public Highway Authority Colorado
Revenue	5.000%	9/1/20	1,000	1,110
1 E-470 Public Highway Authority Colorado
Revenue PUT	1.840%	8/31/17	7,500	7,473
1 E-470 Public Highway Authority Colorado
Revenue PUT	2.410%	9/1/17 (14)	7,000	6,997
Park Creek CO Metropolitan District Limited
Property Tax Revenue	4.000%	12/1/20	1,055	1,121

Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/22	1,250	1,408
Regional Transportation District of Colorado
COP	5.000%	6/1/21	2,785	3,094
Regional Transportation District of Colorado
COP	5.000%	6/1/22	2,000	2,214
2 Regional Transportation District of Colorado
COP TOB VRDO	0.790%	2/7/17 LOC	8,000	8,000
University of Colorado Enterprise System
Revenue	5.000%	6/1/18	2,000	2,107
University of Colorado Enterprise System
Revenue	5.000%	6/1/19	2,500	2,718
University of Colorado Enterprise System
Revenue	5.000%	6/1/19	1,000	1,087
University of Colorado Hospital Authority
Revenue	0.910%	8/29/17	12,500	12,500
University of Colorado Hospital Authority
Revenue PUT	0.910%	8/29/17	10,000	10,000
				197,674
Connecticut (2.5%)
Bridgeport CT GO	5.000%	8/15/22 (4)	7,015	7,952
Bridgeport CT GO	5.000%	8/15/22 (4)	5,635	6,388
Bridgeport CT GO	5.000%	8/15/23 (4)	1,110	1,267
Bridgeport CT GO	5.000%	8/15/23 (4)	7,460	8,513
Connecticut GO	0.710%	2/7/17	15,825	15,825
Connecticut GO	0.710%	2/7/17	13,315	13,315
Connecticut GO	5.000%	4/1/17	1,165	1,173
1 Connecticut GO	1.430%	5/15/17	23,000	23,019
Connecticut GO	5.000%	7/15/17	5,000	5,096
1 Connecticut GO	1.180%	9/15/17	1,750	1,750
1 Connecticut GO	1.010%	1/1/18	4,905	4,896
1 Connecticut GO	1.080%	3/1/18	2,500	2,497
1 Connecticut GO	1.540%	4/15/18	6,750	6,763
Connecticut GO	5.000%	6/1/18	14,955	15,716
Connecticut GO	5.000%	7/15/18	10,000	10,549
1 Connecticut GO	1.540%	8/15/18	3,000	3,002
Connecticut GO	5.000%	11/1/18	1,000	1,064
1 Connecticut GO	1.150%	3/1/19	2,300	2,300
1 Connecticut GO	1.210%	3/1/19	2,000	1,996
1 Connecticut GO	1.760%	4/15/19	6,000	6,031
1 Connecticut GO	1.760%	5/15/19	5,000	5,024
Connecticut GO	5.000%	6/1/19	34,265	36,992
1 Connecticut GO	1.580%	9/15/19	4,000	4,000
1 Connecticut GO	1.310%	3/1/20	7,500	7,476
Connecticut GO	5.000%	6/15/20	17,975	19,840
Connecticut GO	5.000%	12/15/20	5,865	6,544
Connecticut GO	5.000%	3/15/21	7,035	7,869
Connecticut GO	5.000%	11/15/21	7,075	7,999
Connecticut GO	5.000%	11/15/21	10,000	11,306
Connecticut GO	5.000%	3/15/22	9,620	10,906
Connecticut GO	5.000%	11/15/22	12,500	14,340
1 Connecticut GO PUT	1.310%	9/15/17	7,150	7,153
1 Connecticut GO PUT	2.010%	3/1/18	17,500	17,506
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/21	2,080	2,369

Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/22	2,135	2,470
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/23	2,295	2,681
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/17	2,090	2,124
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/18	3,500	3,682
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/19	4,270	4,617
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/21	850	957
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/22	1,250	1,426
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/23	1,950	2,244
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/17	2,865	2,913
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/20	1,525	1,673
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	0.800%	7/26/17	40,000	39,994
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	0.900%	2/1/18	20,000	19,955
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.375%	7/11/18	28,000	28,071
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.000%	2/6/19	2,000	1,984
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.000%	7/1/19	21,950	21,685
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.000%	7/1/19	10,550	10,423
3 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.650%	2/3/20	10,000	10,005
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale-New Haven Hospital
Inc.) PUT	1.067%	7/1/19	15,000	14,944
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	2,460	2,590
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	7,390	7,740
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	5,080	5,264
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	3.500%	11/15/45	11,895	12,371
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/45	12,285	13,073
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/18	1,475	1,571
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	12/1/19	4,915	5,396
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/20	4,085	4,567
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/21	11,340	12,904

Greater New Haven CT Water Pollution Control
Authority Regional Wastewater System
Revenue	5.000%	8/15/20	200	224
Greater New Haven CT Water Pollution Control
Authority Regional Wastewater System
Revenue	5.000%	8/15/22	400	464
New Haven CT GO	5.000%	8/15/18 (4)	3,000	3,155
New Haven CT GO	5.000%	8/15/19 (4)	2,500	2,687
New Haven CT GO	5.000%	8/1/20 (4)	2,015	2,197
New Haven CT GO	5.000%	8/15/20 (4)	1,500	1,637
New Haven CT GO	5.000%	8/15/21 (4)	1,500	1,655
University of Connecticut GO	5.000%	2/15/22	10,250	11,635
University of Connecticut GO	5.000%	2/15/22	2,940	3,337
				562,751
Delaware (0.3%)
Delaware GO	5.000%	7/1/17	5,250	5,343
Delaware GO	5.000%	10/1/18	3,540	3,773
Delaware GO	5.000%	7/1/21	15,510	17,786
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/18	6,155	6,373
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/19	3,760	4,020
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/20	225	247
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/20	2,575	2,828
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/21	250	281
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/21	2,295	2,575
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/22	325	371
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/22	3,000	3,424
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/21	335	384
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/22	2,500	2,924
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/23	3,295	3,910
New Castle County DE GO	5.000%	10/1/21	7,575	8,736
New Castle County DE GO	5.000%	10/1/22	7,995	9,399
				72,374
District of Columbia (0.3%)
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/20	1,000	1,109
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/22	1,700	1,952
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/23	1,350	1,569
2 District of Columbia Hospital Revenue TOB
VRDO	0.860%	2/7/17	10,295	10,295
1 District of Columbia Income Tax Revenue	0.960%	12/1/17	11,275	11,275
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,500	5,892
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,250	5,624
District of Columbia Income Tax Revenue	5.000%	12/1/19	1,500	1,656

District of Columbia Revenue (Georgetown
University)	5.000%	4/1/21	930	1,053
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/22	1,400	1,613
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/23	2,250	2,625
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/21	1,000	1,124
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/22	1,885	2,149
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/23	1,965	2,268
Metropolitan Washington DC Transit Authority
Revenue	5.000%	7/1/18	12,500	13,191
Metropolitan Washington DC Transit Authority
Revenue	4.000%	7/1/19	8,000	8,300
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue VRDO	0.580%	2/1/17 LOC	4,900	4,900
				76,595
Florida (4.1%)
Boynton Beach FL Utility System Revenue	5.500%	11/1/18 (14)	3,125	3,316
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/20	500	546
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/21	1,000	1,110
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/22	1,000	1,126
Broward County FL Airport System Revenue	5.000%	10/1/19	500	546
Broward County FL Airport System Revenue	5.000%	10/1/19	750	818
Broward County FL Airport System Revenue	5.000%	10/1/20	1,060	1,183
Broward County FL Airport System Revenue	5.000%	10/1/21	480	546
Broward County FL School Board COP	5.000%	7/1/18	4,400	4,629
Broward County FL School Board COP	5.000%	7/1/19	8,140	8,816
Broward County FL School District TAN	1.500%	6/15/17	49,000	49,115
Central Florida Expressway Authority BAN	1.625%	1/1/19	54,600	54,761
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	3/1/17 (ETM)	1,100	1,104
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	19,000	19,278
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/18	6,000	6,303
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/22	29,750	33,845
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/17	35,445	35,935
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/18	36,770	38,624
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	19,150	20,714
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/22	5,030	5,782
Duval County FL School Board COP	5.000%	7/1/20	750	834
Duval County FL School Board COP	5.000%	7/1/21	1,020	1,156

Duval County FL School Board COP	5.000%	7/1/22	1,030	1,182
Escambia County FL Pollution Control Revenue
(Gulf Power Co. Project) PUT	2.100%	4/11/19	2,500	2,530
Escambia County FL School Board Sales Tax
Revenue	5.000%	9/1/21	225	256
Escambia County FL School Board Sales Tax
Revenue	5.000%	9/1/22	300	347
Escambia County FL School Board Sales Tax
Revenue	5.000%	9/1/23	275	322
Florida Board of Education Lottery Revenue	5.000%	7/1/17	2,500	2,544
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/17	13,700	13,896
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	11,240	11,850
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	3,615	3,811
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	16,340	18,279
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	17,140	19,616
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	14,480	16,890
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/18	8,585	9,062
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/19	9,015	9,804
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/22	14,510	16,774
Florida Municipal Power Agency Revenue	5.000%	10/1/20	500	559
Florida Municipal Power Agency Revenue	5.000%	10/1/21	7,000	7,964
Florida Municipal Power Agency Revenue	5.000%	10/1/21	850	967
Florida Municipal Power Agency Revenue	5.000%	10/1/22	8,000	9,222
Florida Municipal Power Agency Revenue	5.000%	10/1/22	1,450	1,671
Florida Municipal Power Agency Revenue	5.000%	10/1/23	9,000	10,483
Florida Municipal Power Agency Revenue
(Stanton II Project)	5.000%	10/1/19	2,800	3,059
Florida Turnpike Authority Revenue	5.000%	7/1/19	10,000	10,905
Florida Turnpike Authority Revenue	5.000%	7/1/21	6,965	7,968
Florida Turnpike Authority Revenue	5.000%	7/1/21	4,095	4,684
Florida Turnpike Authority Revenue	5.000%	7/1/22	3,210	3,736
Florida Turnpike Authority Revenue	5.000%	7/1/22	8,595	10,004
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/21	330	377
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/22	575	668
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/24	910	1,077
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/19	825	887
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/20	765	842
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/21	350	392
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/21	1,195	1,337
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/22	1,000	1,132

Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/23	775	884
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/19	3,000	3,290
Hillsborough County FL Community Investment
Tax Revenue	5.000%	11/1/21	8,705	9,957
Hillsborough County FL School Board Sales Tax
Revenue	5.000%	10/1/20 (4)	2,200	2,459
Hillsborough County FL School Board Sales Tax
Revenue	5.000%	10/1/21 (4)	1,700	1,937
Hillsborough County FL School Board Sales Tax
Revenue	5.000%	10/1/22 (4)	1,500	1,736
Hollywood FL Community Redevelopment
Agency Tax Allocation Revenue	5.000%	3/1/20	1,570	1,708
Hollywood FL Community Redevelopment
Agency Tax Allocation Revenue	5.000%	3/1/21	2,250	2,488
Hollywood FL Community Redevelopment
Agency Tax Allocation Revenue	5.000%	3/1/22	2,865	3,199
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/17	1,000	1,027
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/20	1,600	1,792
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/18	1,200	1,278
Jacksonville FL Special Revenue	5.000%	10/1/21	1,750	1,994
Jacksonville FL Special Revenue	5.000%	10/1/21	760	866
Jacksonville FL Special Revenue	5.000%	10/1/22	1,660	1,919
Jacksonville FL Special Revenue	5.000%	10/1/22	1,055	1,220
Jacksonville FL Special Revenue	5.000%	10/1/23	1,500	1,750
Jacksonville FL Special Revenue	5.000%	10/1/23	2,460	2,870
1 Lakeland FL Energy System Revenue	1.410%	10/1/17	10,000	10,003
Lakeland FL Energy System Revenue	5.000%	10/1/22	5,000	5,814
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/21	365	410
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/22	500	569
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/23	1,200	1,372
Lee County FL School Board COP	5.000%	8/1/20	2,530	2,821
Lee County FL School Board COP	5.000%	8/1/21	2,005	2,281
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/20	750	829
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/21	1,220	1,362
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/22	1,575	1,776
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/23	500	567
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/17	325	331
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,168
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	385	400
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/19	1,650	1,782

Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	400	440
Miami Beach FL Resort Tax Revenue	5.000%	9/1/21	1,125	1,281
Miami Beach FL Resort Tax Revenue	4.000%	9/1/22	1,025	1,126
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/18	2,000	2,105
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/19	1,900	2,059
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/20	1,500	1,665
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/20	2,525	2,802
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/21	1,000	1,131
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/21	2,250	2,542
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/22	625	717
Miami-Dade County FL GO	5.000%	7/1/22	10,260	11,878
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/19	1,000	1,084
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	4.000%	8/1/20	2,180	2,339
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/21	1,300	1,464
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/22	1,400	1,600
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/23	1,000	1,156
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	4.500%	6/1/21	840	866
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/22	985	1,039
Miami-Dade County FL School Board COP	5.000%	8/1/18	4,850	5,118
Miami-Dade County FL School Board COP	5.000%	2/1/23	9,290	10,655
Miami-Dade County FL School District GO	5.000%	3/15/22	3,795	4,351
Miami-Dade County FL Special Obligation
Revenue	5.000%	4/1/23	9,340	10,856
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/17	1,110	1,129
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/19 (12)	2,000	2,173
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/19	1,250	1,357
2 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.700%	2/7/17 (12)	23,750	23,750
2 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.790%	2/7/17	8,505	8,505
2 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.810%	2/7/17 (4)	11,735	11,735
Monroe County FL School District Sales Tax
Revenue	5.000%	10/1/21 (4)	350	399

Monroe County FL School District Sales Tax
Revenue	5.000%	10/1/22 (4)	400	462
Monroe County FL School District Sales Tax
Revenue	5.000%	10/1/23 (4)	600	698
North Broward FL Hospital District Revenue
VRDO	0.640%	2/7/17 LOC	30,380	30,380
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	6.250%	10/1/18 (14)	5,770	6,095
Orange County FL School Board COP	5.000%	8/1/17	1,500	1,531
Orange County FL School Board COP	5.000%	8/1/18	1,400	1,481
Orange County FL School Board COP	5.000%	8/1/19	1,765	1,923
Orange County FL Tourist Development
Revenue	5.000%	10/1/20	2,525	2,824
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/17	2,000	2,034
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/17	4,690	4,769
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/18	2,785	2,934
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/18	9,000	9,480
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/19	10,725	11,634
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/19	3,770	4,089
Orlando FL Capital Improvement Revenue	5.000%	10/1/22	4,200	4,882
Orlando FL Capital Improvement Revenue	5.000%	10/1/22	1,040	1,209
Orlando FL Capital Improvement Revenue	5.000%	10/1/23	1,500	1,760
Orlando FL Capital Improvement Revenue	5.000%	10/1/23	1,090	1,279
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/17	3,000	3,083
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/19	5,500	6,036
Orlando Utilities Commission Revenue PUT	0.910%	8/29/17	10,400	10,400
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	4.000%	12/1/18	750	782
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	4.000%	12/1/19	1,000	1,057
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/20	850	938
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/21	1,165	1,301
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	4.000%	11/1/18	635	657
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/19	2,740	2,944
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/20	1,500	1,637

Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/21	750	828
Palm Beach County FL School Board COP	5.000%	8/1/21	1,845	2,093
Palm Beach County FL School District TAN	2.000%	8/31/17	37,310	37,548
Port St. Lucie FL Special Assessment Revenue	1.250%	7/1/19	1,000	987
Port St. Lucie FL Special Assessment Revenue	1.375%	7/1/20	1,000	979
Port St. Lucie FL Special Assessment Revenue	1.500%	7/1/21	1,000	969
Port St. Lucie FL Special Assessment Revenue	1.750%	7/1/22	1,265	1,220
Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/23	2,245	2,145
Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/24	1,580	1,470
Port St. Lucie FL Utility Revenue	4.000%	9/1/21	240	262
Port St. Lucie FL Utility Revenue	5.000%	9/1/22	750	863
Port St. Lucie FL Utility Revenue	5.000%	9/1/23	500	582
Reedy Creek FL Improvement District GO	5.000%	6/1/20	1,000	1,111
Reedy Creek FL Improvement District GO	5.000%	6/1/20	1,000	1,111
Reedy Creek FL Improvement District GO	5.000%	6/1/21	730	828
Reedy Creek FL Improvement District GO	5.000%	6/1/22	400	461
Reedy Creek FL Improvement District GO	5.000%	6/1/23	1,175	1,371
Reedy Creek FL Improvement District Utilities
Revenue	5.000%	10/1/18	750	794
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/21	1,715	1,886
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/22	750	834
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/23	1,000	1,119
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/24	1,250	1,396
Sarasota County FL Infrastructure Sales Surtax
Revenue	5.000%	10/1/21	1,500	1,715
Seacoast FL Utility Authority Water & Sewer
Revenue	5.500%	3/1/19 (14)	3,595	3,895
South Florida Water Management District COP	5.000%	10/1/21	1,750	1,994
South Florida Water Management District COP	5.000%	10/1/22	2,000	2,312
South Florida Water Management District COP	5.000%	10/1/23	3,000	3,496
Sunrise FL Utility System Revenue	5.200%	10/1/20 (Prere.)	7,255	8,093
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/19	2,390	2,602
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/19	2,360	2,569
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/20	2,830	3,155
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/20	1,185	1,321
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/21	2,090	2,374
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/21	1,500	1,704

Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/22	1,510	1,701
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/23	390	442
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/20	1,650	1,828
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/21	655	735
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/22	1,190	1,349
Tampa FL Hospital Revenue	4.000%	7/1/18	1,625	1,681
Tampa FL Hospital Revenue	5.000%	7/1/19	1,755	1,887
Tampa FL Hospital Revenue	4.000%	7/1/20	1,100	1,172
Tampa FL Hospital Revenue (H. Lee Moffitt
Cancer Center Project)	5.000%	7/1/23	1,675	1,900
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/17	4,505	4,629
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/19	1,165	1,278
Tohopekaliga FL Water Authority Utility System
Revenue	5.000%	10/1/20	1,825	2,051
Tohopekaliga FL Water Authority Utility System
Revenue	4.000%	10/1/22	3,425	3,810
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/23	755	854
Volusia County FL Educational Facilities
Authority Revenue (Stetson University)	5.000%	6/1/19	1,300	1,402
Volusia County FL Educational Facilities
Authority Revenue (Stetson University)	5.000%	6/1/21	1,485	1,665
Volusia County FL School Board COP	5.000%	8/1/21 (15)	450	512
Volusia County FL School Board COP	5.000%	8/1/22 (15)	750	867
				930,514
Georgia (2.4%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/18	2,520	2,612
Atlanta GA Airport Revenue	5.000%	1/1/18	8,500	8,810
Atlanta GA Airport Revenue	5.000%	1/1/18	500	518
Atlanta GA Airport Revenue	5.000%	1/1/19	1,675	1,794
Atlanta GA Airport Revenue	5.000%	1/1/20	1,205	1,326
Atlanta GA Airport Revenue	5.000%	1/1/21	750	845
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21	2,000	2,287
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/22	2,500	2,897
1 Atlanta GA Water & Wastewater Revenue PUT	2.020%	11/1/18	47,300	47,708
Bartow County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Bowen Project) PUT	2.700%	8/23/18	9,000	9,186
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	13,000	13,026
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	20,000	20,036

Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.800%	4/3/18	5,250	5,280
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.300%	5/3/18	5,000	5,017
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.200%	4/2/19	7,500	7,595
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.200%	4/2/19	10,000	10,126
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.200%	4/2/19	3,500	3,544
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.200%	4/2/19	10,000	10,126
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.650%	6/18/21	15,000	14,634
Carroll County GA School District GO	5.000%	4/1/18	5,075	5,314
Cherokee County GA Board of Education GO	5.000%	2/1/21	400	453
Cherokee County GA Board of Education GO	5.000%	2/1/22	1,000	1,154
Cherokee County GA Board of Education GO	5.000%	8/1/22	3,000	3,497
Cherokee County GA Board of Education GO	5.000%	2/1/23	800	938
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/17	1,250	1,258
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/18	1,250	1,304
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/18	1,000	1,043
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/19	250	268
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/20	350	385
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	4.000%	8/15/18	1,000	1,041
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/19	1,000	1,085
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/20	1,500	1,661
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/21	1,890	2,130
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	1,000	1,064
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,000	1,094
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,300	1,422
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/20	1,250	1,401
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	3.000%	7/1/21	1,900	1,892
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	4.000%	7/1/22	1,045	1,083
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	4.000%	7/1/23	1,635	1,691

Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	4.000%	7/1/24	1,130	1,167
3 Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	5.000%	2/15/21	700	787
3 Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	5.000%	2/15/21	1,000	1,119
3 Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	5.000%	2/15/22	550	628
3 Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	5.000%	2/15/23	500	577
1 Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project) PUT	1.610%	2/18/20	17,575	17,501
2 Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project) TOB VRDO	0.810%	2/7/17	5,900	5,900
Georgia GO	5.000%	7/1/17	2,840	2,890
Georgia GO	5.000%	7/1/17	13,695	13,937
Georgia GO	5.000%	7/1/18	2,340	2,472
Georgia GO	4.000%	11/1/18	11,000	11,564
Georgia GO	5.000%	12/1/18	7,800	8,357
Georgia GO	5.000%	9/1/20	10,100	11,375
Georgia Housing & Finance Authority Single
Family Mortgage Revenue	4.000%	6/1/44	2,920	3,048
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/18	3,600	3,727
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/19	1,000	1,069
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/20	750	824
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/22	10,000	11,408
Georgia Municipal Gas Authority Revenue	5.000%	10/1/19	5,000	5,463
Georgia Municipal Gas Authority Revenue	5.000%	10/1/20	3,600	4,030
Georgia Municipal Gas Authority Revenue	5.000%	10/1/22	4,400	5,087
Georgia Road & Tollway Authority GAN	5.000%	6/1/20	25,760	27,825
Georgia Road & Tollway Authority Revenue	5.000%	10/1/18	18,240	19,436
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/21	2,500	2,816
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/22	2,500	2,851
Gwinnett County GA School District GO	5.000%	2/1/19	1,500	1,615
Gwinnett County GA School District GO	5.000%	2/1/20	1,000	1,109
Gwinnett County GA School District GO	5.000%	2/1/22	25,000	28,992
Gwinnett County GA School District GO	5.000%	8/1/22	13,000	15,233
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/17	1,675	1,710
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/18	4,335	4,593

Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	7,140	7,168
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	5,350	5,375
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/18	7,125	7,355
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/18	1,885	1,952
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	1,160	1,226
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	2,330	2,551
1 Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue PUT	0.940%	7/1/17	18,000	17,986
1 Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue PUT	0.960%	7/1/17	17,500	17,488
Monroe County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Scherer Project) PUT	2.000%	6/13/19	2,000	2,017
Municipal Electric Authority Georgia Revenue	5.750%	7/1/18 (Prere.)	2,970	3,166
Municipal Electric Authority Georgia Revenue	5.750%	1/1/19	1,045	1,112
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	2,000	2,203
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	23,825	26,239
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	1,650	1,861
Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	5,465	6,259
Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	1,735	1,987
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	2,500	2,894
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	3,840	4,445
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	1,510	1,748
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	1,500	1,546
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/18	1,250	1,334
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/18	2,000	2,126
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/19	1,500	1,639
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/20	1,000	1,119
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/21	1,500	1,708
Municipal Gas Authority Georgia Revenue (Gas
Portfolio III Project)	5.000%	10/1/22	1,000	1,156
Richmond County GA Hospital Authority
Revenue (University Health Services Inc.
Project)	5.000%	1/1/21	1,000	1,121
Richmond County GA Hospital Authority
Revenue (University Health Services Inc.
Project)	5.000%	1/1/22	1,200	1,365
Richmond County GA Hospital Authority
Revenue (University Health Services Inc.
Project)	5.000%	1/1/23	1,100	1,267
Richmond County GA Hospital Authority
Revenue (University Health Services Inc.
Project)	5.000%	1/1/24	1,000	1,158

South Regional GA Joint Development Authority
Revenue (VSU Auxiliary Services Parking &
Student Center Project)	5.000%	8/1/21	1,550	1,742
South Regional GA Joint Development Authority
Revenue (VSU Auxiliary Services Parking &
Student Center Project)	5.000%	8/1/22	1,000	1,139
South Regional GA Joint Development Authority
Revenue (VSU Auxiliary Services Parking &
Student Center Project)	5.000%	8/1/23	1,080	1,241
South Regional GA Joint Development Authority
Revenue (VSU Auxiliary Services Parking &
Student Center Project)	5.000%	8/1/24	1,490	1,720
				554,068
Guam (0.0%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/20	750	815
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/21	1,125	1,237
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/22	1,500	1,667
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/20	1,000	1,089
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/20	600	661
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/21	1,390	1,545
Guam Power Authority Revenue	5.000%	10/1/18	475	501
Guam Power Authority Revenue	5.000%	10/1/20	520	571
				8,086
Hawaii (1.1%)
Hawaii County HI GO	5.000%	9/1/22	1,330	1,554
Hawaii County HI GO	5.000%	9/1/22	1,275	1,490
Hawaii County HI GO	5.000%	9/1/23	1,200	1,421
Hawaii County HI GO	5.000%	9/1/23	1,785	2,114
Hawaii County HI GO	5.000%	9/1/23	1,395	1,652
Hawaii Department of Budget & Finance Special
Purpose Revenue (Queens Health System)
PUT	1.110%	8/29/17	2,510	2,510
Hawaii Department of Budget & Finance Special
Purpose Revenue (Queens Health System)
PUT	1.110%	8/29/17	4,860	4,860
Hawaii GO	5.000%	12/1/18	17,250	18,472
Hawaii GO	5.000%	6/1/19	2,370	2,577
Hawaii GO	5.000%	6/1/19	6,960	7,567
Hawaii GO	5.000%	8/1/19	3,735	4,081
Hawaii GO	5.000%	8/1/19	3,500	3,824
Hawaii GO	5.000%	11/1/19	40,725	44,809
Hawaii GO	5.000%	11/1/19	11,960	13,159
Hawaii GO	5.000%	12/1/19	5,000	5,514
Hawaii GO	5.000%	8/1/20	13,905	15,595
Hawaii GO	5.000%	8/1/20	10,985	12,320
Hawaii GO	5.000%	8/1/21	7,000	8,027
Hawaii GO	5.000%	8/1/21	7,610	8,726
Hawaii GO	5.000%	8/1/22	2,500	2,917
Hawaii GO	5.000%	8/1/22	6,000	7,001
Hawaii GO	5.000%	10/1/22	5,500	6,438

	Hawaii GO	5.000%	10/1/22	7,000	8,193
	Hawaii GO	5.000%	10/1/22	9,000	10,534
	Hawaii GO	5.000%	10/1/23	1,075	1,275
	Hawaii GO	5.000%	10/1/23	5,000	5,929
	Hawaii Highway Revenue	5.500%	7/1/18	2,000	2,129
	Hawaii Highway Revenue	5.000%	1/1/20	1,000	1,105
	Honolulu HI City & County GO	5.000%	8/1/17	4,130	4,217
	Honolulu HI City & County GO	5.000%	8/1/18	2,715	2,876
	Honolulu HI City & County GO	5.000%	11/1/18	4,000	4,271
	Honolulu HI City & County GO	5.000%	11/1/19	6,000	6,590
	Honolulu HI City & County GO	5.000%	10/1/21	3,620	4,153
	Honolulu HI City & County GO	5.000%	10/1/21	1,500	1,721
	Honolulu HI City & County GO	5.000%	10/1/21	2,255	2,587
1,2 Honolulu HI City & County GO TOB PUT		0.730%	2/2/17	10,505	10,505
					242,713
Idaho (0.1%)
	Idaho Health Facilities Authority Revenue
	(Trinity Health Group)	5.000%	12/1/20	5,000	5,615
	Idaho Health Facilities Authority Revenue
	(Trinity Health Group)	5.000%	12/1/21	2,000	2,288
	Idaho Health Facilities Authority Revenue
	(Trinity Health Group)	5.000%	12/1/22	2,000	2,323
	Idaho Health Facilities Authority Revenue
	(Trinity Health Group)	5.000%	12/1/23	4,400	5,162
	Idaho TAN	2.000%	6/30/17	7,500	7,537
					22,925
Illinois (4.2%)
	Chicago IL Board of Education GO	5.000%	12/1/18 (12)	7,305	7,526
	Chicago IL Board of Education GO	5.250%	12/1/18 (14)	4,970	5,143
	Chicago IL Board of Education GO	5.000%	12/1/19 (2)	3,090	3,096
	Chicago IL Board of Education GO	5.250%	12/1/19 (14)(3)	1,000	1,050
	Chicago IL Board of Education GO	5.000%	12/1/20 (2)	2,000	2,000
	Chicago IL Board of Education GO	5.250%	12/1/20 (14)(3)	1,250	1,328
	Chicago IL Board of Education GO	7.000%	12/1/26	10,000	9,535
1	Chicago IL Board of Education GO PUT	4.660%	3/1/17	10,000	9,998
	Chicago IL GO	5.000%	1/1/19 (4)	4,645	4,662
	Chicago IL GO	5.000%	1/1/22	15,000	15,064
	Chicago IL GO	5.000%	1/1/23	18,500	18,499
	Chicago IL Metropolitan Water Reclamation
	District GO	5.000%	12/1/18	5,000	5,344
	Chicago IL Metropolitan Water Reclamation
	District GO	5.000%	12/1/21	4,470	5,106
	Chicago IL Metropolitan Water Reclamation
	District GO	5.000%	12/1/21	5,105	5,832
	Chicago IL Midway Airport Revenue	5.000%	1/1/20	2,075	2,276
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	1,250	1,293
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	2,050	2,118
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19	1,000	1,068
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19	1,420	1,506
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/20	16,500	18,077
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/20	4,000	4,382
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/21	3,000	3,359
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/21	600	672
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/21	4,175	4,675
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/21	500	560
	Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22	3,600	4,096

Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22	700	796
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22	1,440	1,638
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22	1,125	1,280
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22	9,700	11,037
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	1,010	1,164
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	1,930	2,225
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	2,270	2,617
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	1,100	1,268
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23	7,000	8,069
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	10,445	12,108
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	2,910	3,373
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	1,575	1,826
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	2,385	2,765
Chicago IL Park District GO	5.000%	1/1/22	400	445
Chicago IL Park District GO	5.000%	1/1/22	1,000	1,112
Chicago IL Park District GO	5.000%	1/1/23	400	449
Chicago IL Park District GO	5.000%	1/1/23	1,265	1,419
Chicago IL Park District GO	5.000%	1/1/24	550	619
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/20	1,195	1,291
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/21	2,920	3,210
2 Chicago IL Transit Authority Sales Tax Receipts
Revenue TOB VRDO	0.860%	2/7/17	22,895	22,895
2 Chicago IL Transit Authority Sales Tax Receipts
Revenue TOB VRDO	0.860%	2/7/17	31,665	31,665
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21	1,000	1,094
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22	2,000	2,209
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,000	2,229
Chicago IL Water Revenue	5.000%	11/1/18	675	712
Cook County IL Forest Preservation District GO	5.000%	12/15/17	1,000	1,032
Cook County IL Forest Preservation District GO	5.000%	12/15/18	1,000	1,060
Cook County IL Forest Preservation District GO	5.000%	12/15/19	1,580	1,712
Cook County IL GO	5.000%	11/15/18	2,000	2,112
Cook County IL GO	5.000%	11/15/19	1,500	1,619
Cook County IL GO	5.000%	11/15/20	1,500	1,644
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.550%	2/13/20	5,000	5,003
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	1.875%	8/1/20	8,000	8,015
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/19	1,000	1,089
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/21	2,000	2,273
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/22	1,000	1,154
Illinois Finance Authority Revenue (Advocate
Health Care Network)	1.375%	11/15/22	3,030	2,917
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	0.960%	8/29/17	5,750	5,750
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	5/1/19	26,795	28,870
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	1/15/20	5,850	6,412
Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	5.000%	5/1/17	3,275	3,308
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	8/15/17	1,500	1,531

Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	2/15/21	750	836
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	2/15/23	1,000	1,139
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/18	235	246
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/19	1,115	1,195
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/20	2,940	3,207
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/20	500	545
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/21	975	1,076
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/21	380	431
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/24	250	293
3 Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/21	375	411
3 Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/22	350	388
3 Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/23	500	558
3 Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/24	565	633
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/18	4,000	4,224
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/19	4,205	4,564
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/20	4,210	4,662
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/22	5,000	5,663
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/20	1,035	1,143
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/22	2,380	2,703
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/20	2,560	2,849
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/21	1,100	1,245
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/22	1,925	2,187
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/22	1,535	1,757
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.000%	5/15/17	2,500	2,528
Illinois Finance Authority Revenue (Presbyterian
Homes)	5.000%	5/1/21	1,200	1,340
Illinois Finance Authority Revenue (Presbyterian
Homes)	5.000%	5/1/22	1,600	1,808
Illinois Finance Authority Revenue (Presbyterian
Homes)	5.000%	5/1/23	1,400	1,599
1 Illinois Finance Authority Revenue (Presbyterian
Homes) PUT	1.890%	5/1/21	2,500	2,504

Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/21	3,055	3,308
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/22	4,000	4,347
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/23	5,000	5,429
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/19	500	545
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/20	1,000	1,114
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/21	1,000	1,134
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/22	1,000	1,151
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/22	1,000	1,117
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/21	700	769
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/22	1,000	1,108
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/23	1,500	1,666
Illinois Finance Authority Revenue (Trinity
Health Corp.)	3.000%	12/1/17	3,075	3,123
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/22	1,200	1,377
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/23	1,100	1,274
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/19	1,745	1,912
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/20	7,000	7,853
Illinois Finance Authority Solid Waste Disposal
Revenue (Prairie Power Inc. Project) PUT	1.300%	5/8/17	2,340	2,340
Illinois GO	5.000%	6/1/17	8,500	8,597
Illinois GO	5.000%	8/1/17	5,000	5,084
Illinois GO	5.500%	8/1/17 (14)	1,425	1,453
Illinois GO	5.000%	2/1/18	15,000	15,387
Illinois GO	5.000%	4/1/18	2,500	2,573
Illinois GO	5.000%	5/1/18	8,000	8,246
Illinois GO	5.000%	8/1/18	22,000	22,774
Illinois GO	5.000%	11/1/18	8,600	8,933
Illinois GO	5.250%	1/1/19	8,635	9,006
Illinois GO	5.000%	2/1/19	7,500	7,796
Illinois GO	5.000%	2/1/19	1,575	1,637
Illinois GO	5.000%	8/1/19	26,625	27,843
Illinois GO	4.000%	9/1/19	2,000	2,044
Illinois GO	5.000%	11/1/19	10,000	10,480
Illinois GO	5.000%	2/1/20	3,000	3,146
Illinois GO	5.000%	3/1/20	10,610	11,136
Illinois GO	5.000%	4/1/20	2,000	2,101
Illinois GO	5.000%	5/1/20	24,500	25,754
Illinois GO	5.000%	7/1/20	12,500	13,160
Illinois GO	5.000%	8/1/20 (4)	6,500	6,977
Illinois GO	4.000%	9/1/20	1,520	1,551
Illinois GO	5.000%	1/1/21 (4)	8,425	8,904
Illinois GO	5.000%	2/1/21	10,000	10,523

Illinois GO	5.000%	2/1/21	4,100	4,314
Illinois GO	5.000%	4/1/21	8,500	8,945
Illinois GO	5.000%	5/1/21	17,000	17,889
Illinois GO	5.000%	11/1/22	8,200	8,634
Illinois GO	5.000%	1/1/23	19,200	20,140
Illinois GO	5.000%	2/1/23	7,000	7,343
Illinois GO	5.000%	1/1/24	19,200	20,078
Illinois Housing Development Authority Multi-
Family Housing Revenue (J. Michael
Fitzgerald Apartments Project) PUT	0.900%	1/1/18	5,125	5,112
Illinois Sales Tax Revenue	5.000%	6/15/19	14,220	15,302
Illinois Sales Tax Revenue	5.000%	6/15/20	15,050	16,529
Illinois Toll Highway Authority Revenue	5.000%	12/1/17	6,500	6,714
Illinois Toll Highway Authority Revenue	5.000%	12/1/18	7,000	7,470
Illinois Toll Highway Authority Revenue	5.000%	1/1/19	1,000	1,069
Illinois Toll Highway Authority Revenue	5.000%	12/1/19	20,100	22,030
Illinois Toll Highway Authority Revenue	5.000%	1/1/20	5,000	5,487
Illinois Toll Highway Authority Revenue	5.000%	12/1/20	20,000	22,418
Illinois Toll Highway Authority Revenue	5.000%	1/1/21	5,000	5,606
Illinois Toll Highway Authority Revenue	5.000%	12/1/21	15,000	17,110
Lake County IL Community High School District
No. 117 GO	0.000%	12/1/17 (14)	5,155	5,090
McHenry County IL Conservation District GO	5.000%	2/1/19	2,500	2,677
McHenry County IL Conservation District GO	5.000%	2/1/21	3,000	3,371
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	16,775	14,412
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	2,510	2,111
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/19 (14)	1,235	1,136
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/22	2,500	2,532
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/22	1,000	1,132
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/23	2,210	2,524
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/24	1,120	1,289
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/17	9,580	9,705
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/18	1,875	1,965
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/20	6,600	7,329
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.250%	6/1/24	2,100	2,106
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/21	615	678
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/23	645	723
Springfield IL Electric Revenue	5.000%	3/1/18	2,000	2,078
Springfield IL Electric Revenue	5.000%	3/1/19	2,000	2,140
Springfield IL Electric Revenue	5.000%	3/1/21	2,000	2,232
Springfield IL Electric Revenue	5.000%	3/1/22	2,335	2,647
Springfield IL Electric Revenue	5.000%	3/1/23	5,000	5,738

Springfield IL Electric Revenue	5.000%	3/1/24	4,515	5,226
University of Illinois COP	5.000%	8/15/20	5,000	5,517
University of Illinois COP	5.000%	10/1/20	3,850	4,259
University of Illinois COP	5.000%	8/15/21	5,000	5,604
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	4.000%	1/1/22	800	764
				946,862
Indiana (1.2%)
Ball State University Housing & Dining System
Indiana Revenue	5.000%	7/1/21	200	227
Ball State University Housing & Dining System
Indiana Revenue	5.000%	7/1/22	250	289
Ball State University Housing & Dining System
Indiana Revenue	5.000%	7/1/23	250	292
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/21	500	569
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/22	225	260
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/23	525	614
Evansville IN Redevelopment Authority Revenue
(Arena Project)	5.000%	2/1/21 (15)	3,155	3,508
Evansville IN Redevelopment Authority Revenue
(Arena Project)	5.000%	2/1/22 (15)	3,370	3,799
Evansville IN Redevelopment Authority Revenue
(Arena Project)	5.000%	2/1/23 (15)	3,535	4,002
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/19	50	54
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/21	2,380	2,527
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/22	1,500	1,731
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/20	860	948
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/18	10,445	10,888
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/19	5,000	5,384
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/20	1,100	1,239
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/20	1,000	1,126
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/21	2,500	2,858
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/22	7,000	8,121
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/23	5,200	6,087
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	5/1/19	1,650	1,778
Indiana Finance Authority Lease Revenue	5.000%	2/1/18	4,500	4,685
Indiana Finance Authority Lease Revenue	5.000%	2/1/19	3,700	3,985
Indiana Finance Authority Lease Revenue	5.000%	2/1/20	3,500	3,880

Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/18	825	857
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/19	1,000	1,069
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/20	1,300	1,422
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	4.000%	9/1/21	250	269
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	9/1/22	250	283
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/23	750	845
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	9/1/23	700	797
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/17	7,625	7,625
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/18	1,000	1,060
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/19	335	366
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/20	840	936
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/20	375	418
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/21	380	431
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/21	1,680	1,907
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/22	1,000	1,147
Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) PUT	1.750%	11/2/21	34,110	33,399
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17 (Prere.)	35	35
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	4.000%	8/1/17	7,930	8,047
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.250%	5/1/20	2,300	2,258
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	5/1/20	4,615	4,561
Indiana Housing & Community Development
Authority Revenue (Edgewood Group
Apartment Project) PUT	1.150%	3/1/18	5,425	5,424
Indiana Municipal Power Agency Revenue	5.000%	1/1/18	1,500	1,553

Indiana Transportation Finance Authority
Revenue	5.500%	12/1/22 (14)	16,640	19,871
Indiana University Student Fee Revenue	5.000%	8/1/17	1,000	1,021
Indiana University Student Fee Revenue	5.000%	6/1/18	1,000	1,054
Indiana University Student Fee Revenue	5.000%	8/1/18	4,000	4,240
Indiana University Student Fee Revenue	5.000%	6/1/19	1,500	1,632
Indiana University Student Fee Revenue	5.000%	6/1/21	3,500	4,006
Indiana University Student Fee Revenue	5.000%	6/1/22	3,000	3,499
2 Indianapolis IN Local Public Improvement Bond
Bank Revenue TOB VRDO	0.810%	2/7/17	23,935	23,935
Ivy IN Tech Community College Revenue	5.000%	7/1/19	850	922
Ivy IN Tech Community College Revenue	5.000%	7/1/20	500	556
Purdue University Indiana University COP	5.000%	7/1/21	2,290	2,606
Purdue University Indiana University COP	5.000%	7/1/22	2,290	2,651
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/17	1,000	1,018
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/20	1,010	1,096
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/22	1,275	1,421
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/23	850	956
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	1.750%	6/1/18	5,500	5,492
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/17	3,520	3,554
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/18	3,590	3,662
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	7/1/18	3,665	3,775
Terre Haute IN Sanitation District Special Tax
Revenue	4.000%	1/1/19	3,740	3,879
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,075
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	1.850%	10/1/19	30,000	29,941
2 Zionsville IN Community Schools Building Corp.
Revenue TOB VRDO	0.790%	2/7/17 LOC	5,340	5,340
				274,762
Iowa (0.4%)
Iowa Board of Regents Hospital Revenue
(University of Iowa Hospitals & Clinics)	4.000%	9/1/19	5,675	6,054
Iowa Finance Authority Healthcare Revenue
(Genesis Health System)	5.000%	7/1/19	4,075	4,418
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	14,135	14,194
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	7,500	7,537
2 Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27	12,155	12,285
Iowa Finance Authority Revenue	5.000%	8/1/21	9,400	10,772
Iowa Finance Authority Revenue	5.000%	8/1/22	10,000	11,678
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	4.000%	12/1/17	1,300	1,333

3 Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	4.000%	12/1/21	400	441
3 Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	4.000%	12/1/22	425	474
3 Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	4.000%	12/1/23	500	560
Iowa Special Obligation Revenue	5.000%	6/15/21	1,820	2,077
Iowa Special Obligation Revenue	5.000%	6/15/22	3,740	4,341
Iowa Special Obligation Revenue	5.000%	6/15/23	4,820	5,672
Xenia IA Rural Water District Revenue	5.000%	12/1/21	320	356
Xenia IA Rural Water District Revenue	5.000%	12/1/22	335	377
				82,569
Kansas (0.6%)
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/22	500	543
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/23	500	542
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/24	1,080	1,171
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/25	600	650
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/21	750	860
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/21	1,565	1,794
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/22	1,000	1,165
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/23	750	884
1 Kansas Department of Transportation Highway
Revenue	0.757%	9/1/17	4,000	3,993
1 Kansas Department of Transportation Highway
Revenue	0.837%	9/1/18	3,500	3,478
1 Kansas Department of Transportation Highway
Revenue	0.917%	9/1/19	3,000	2,971
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/17	1,000	1,003
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/18	1,035	1,077
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/19	1,150	1,233
Kansas Development Finance Authority
Revenue	5.000%	5/1/21	17,635	19,972
Kansas Development Finance Authority
Revenue	5.000%	4/1/22	3,765	4,290
Kansas Development Finance Authority
Revenue	5.000%	5/1/22	17,565	20,150
Kansas Development Finance Authority
Revenue	5.000%	5/1/24	16,250	18,993
Kansas Development Finance Authority
Revenue (Wichita State University Projects)	5.000%	6/1/18	2,420	2,542

Wichita KS GO	1.250%	10/13/17	39,290	39,295
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/17 (ETM)	1,130	1,166
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/18 (ETM)	2,250	2,405
Wichita KS Water & Sewer Utility Revenue	5.000%	10/1/22	1,040	1,211
Wyandotte County KS Unified School District
No. 500 GO	5.000%	9/1/22	1,000	1,152
Wyandotte County KS Unified School District
No. 500 GO	5.000%	9/1/23	1,200	1,398
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/19	500	544
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/20	1,565	1,743
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/22	750	863
				137,088
Kentucky (0.9%)
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	4.000%	2/1/21	540	571
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/22	565	625
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/23	765	851
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/24	680	759
Carroll County KY Pollution Control Revenue
(Kentucky Utilities Co. Project) PUT	1.050%	9/1/19	6,875	6,761
Kenton County KY Airport Revenue	5.000%	1/1/20	700	766
Kenton County KY Airport Revenue	5.000%	1/1/21	700	782
Kenton County KY Airport Revenue	5.000%	1/1/22	750	851
Kenton County KY Airport Revenue	5.000%	1/1/23	500	573
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/18	2,500	2,644
Kentucky Bond Development Corp. Hospital
Facilities Revenue (St. Elizabeth Medical
Center, Inc.)	5.000%	5/1/21	1,000	1,131
Kentucky Bond Development Corp. Hospital
Facilities Revenue (St. Elizabeth Medical
Center, Inc.)	5.000%	5/1/22	750	862
1 Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
PUT	1.425%	2/1/20	25,000	24,505
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/20 (14)	6,000	6,602
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/21 (14)	6,025	6,724
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/22 (14)	2,500	2,817
Kentucky Property & Building Commission
Revenue	5.000%	8/1/21	15,840	17,821
Kentucky Property & Building Commission
Revenue	5.000%	8/1/22	4,510	5,142
Kentucky Property & Building Commission
Revenue	5.000%	8/1/22	15,060	17,170

Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	5.000%	7/1/17	27,800	28,186
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/18	2,500	2,633
Louisville & Jefferson County KY Metropolitan
Government Environmental Facilities
Revenue (Louisville Gas & Electric Co.
Project) PUT	1.150%	6/1/17	5,000	5,001
Louisville & Jefferson County KY Metropolitan
Government Environmental Facilities
Revenue (Louisville Gas & Electric Co.
Project) PUT	1.600%	6/1/17	9,500	9,515
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/20	600	664
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	3.000%	10/1/21	1,000	1,033
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/22	1,750	1,987
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System BAN	3.500%	11/15/17	50,000	51,002
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/18	1,100	1,147
				199,125
Louisiana (1.0%)
DeSoto Parish LA Pollution Control Revenue
(Southwestern Electric Power Co. Project)	1.600%	1/1/19	13,500	13,458
1 East Baton Rouge Parish LA Sewer
Commission Revenue PUT	1.040%	8/1/18	23,475	23,369
Ernest N. Morial - New Orleans LA Exhibition
Hall Authority Special Tax Revenue	4.000%	7/15/18	1,040	1,080
Ernest N. Morial - New Orleans LA Exhibition
Hall Authority Special Tax Revenue	5.000%	7/15/19	1,190	1,289
Lafayette LA Communications System Revenue	5.000%	11/1/20 (4)	1,000	1,111
Lafayette LA Communications System Revenue	5.000%	11/1/21 (4)	1,000	1,124
Lafayette LA Communications System Revenue	5.000%	11/1/22 (4)	2,000	2,282
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/20	8,000	8,815
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/21 (4)	5,000	5,640
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (4)	4,000	4,581
1 Louisiana Gasoline & Fuel Tax Revenue PUT	1.010%	5/1/17	55,500	55,465
1 Louisiana Gasoline & Fuel Tax Revenue PUT	1.010%	5/1/18	12,500	12,420
1 Louisiana Gasoline & Fuel Tax Revenue PUT	1.090%	5/1/18	8,000	7,949
Louisiana GO	5.000%	5/1/22	10,320	11,828
Louisiana GO	5.000%	5/1/22	2,800	3,209
Louisiana GO	5.000%	9/1/22	4,000	4,610
Louisiana Highway Improvement Revenue	5.000%	6/15/18	1,325	1,396
Louisiana Highway Improvement Revenue	5.000%	6/15/19	1,000	1,086
Louisiana Highway Improvement Revenue	5.000%	6/15/20	1,325	1,475
Louisiana Highway Improvement Revenue	5.000%	6/15/21	1,100	1,250

Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.200%	10/1/17	4,125	4,144
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	4.000%	5/15/20	310	331
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/21	450	503
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/22	350	397
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/18	1,050	1,102
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/19	1,250	1,349
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/20	1,100	1,211
New Orleans LA GO	5.000%	12/1/18	4,065	4,334
New Orleans LA GO	5.000%	12/1/20	1,400	1,564
New Orleans LA GO	5.000%	12/1/21	1,200	1,365
New Orleans LA GO	5.000%	12/1/22	700	806
New Orleans LA Sewage Service Revenue	5.000%	6/1/18	500	524
New Orleans LA Sewage Service Revenue	5.000%	6/1/19	500	538
New Orleans LA Sewage Service Revenue	5.000%	6/1/21	300	335
New Orleans LA Sewage Service Revenue	5.000%	6/1/22	350	394
New Orleans LA Sewage Service Revenue	5.000%	6/1/22	1,595	1,797
New Orleans LA Sewage Service Revenue	5.000%	6/1/23	350	401
New Orleans LA Water Revenue	5.000%	12/1/20	400	444
New Orleans LA Water Revenue	5.000%	12/1/22	1,500	1,710
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	14,650	15,325
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/19	2,500	2,655
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/20	8,375	9,072
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/22	1,000	1,117
				214,855
Maine (0.1%)
Maine GO	5.000%	6/1/22	10,205	11,909
Maine Health & Higher Educational Facilities
Authority Revenue	5.000%	7/1/21	3,930	4,444
Maine Health & Higher Educational Facilities
Authority Revenue	5.000%	7/1/22	1,425	1,636
Maine Health & Higher Educational Facilities
Authority Revenue	5.000%	7/1/23	3,275	3,792
				21,781
Maryland (3.7%)
Anne Arundel County MD GO	5.000%	4/1/19	6,960	7,529
Anne Arundel County MD GO	5.000%	4/1/19	2,640	2,856
Anne Arundel County MD GO	5.000%	10/1/22	3,110	3,656
Anne Arundel County MD GO	5.000%	10/1/22	1,455	1,711
Anne Arundel County MD GO	5.000%	10/1/22	2,520	2,963
Anne Arundel County MD GO	5.000%	10/1/22	4,690	5,514
Anne Arundel County MD GO	5.000%	10/1/23	3,110	3,709
Anne Arundel County MD GO	5.000%	10/1/23	1,455	1,735
Anne Arundel County MD GO	5.000%	10/1/23	2,485	2,964
Anne Arundel County MD GO	5.000%	10/1/23	3,880	4,628
Baltimore County MD GO	5.000%	2/1/18	2,900	3,018

Baltimore County MD GO	5.000%	2/1/18	9,000	9,365
Baltimore County MD GO	5.000%	2/1/20	2,100	2,328
Baltimore County MD GO	5.000%	10/15/21	10,400	11,959
Baltimore County MD GO	5.000%	2/1/23	6,950	8,037
Baltimore County MD GO	5.000%	8/1/23	3,700	4,399
Baltimore County MD GO	5.000%	8/1/25	3,000	3,481
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/17	500	515
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/18	2,280	2,433
3 Baltimore MD Project Revenue	5.000%	7/1/21	520	592
3 Baltimore MD Project Revenue	5.000%	7/1/21	750	854
3 Baltimore MD Project Revenue	5.000%	7/1/22	500	578
3 Baltimore MD Project Revenue	5.000%	7/1/22	550	636
3 Baltimore MD Project Revenue	5.000%	7/1/23	525	615
3 Baltimore MD Project Revenue	5.000%	7/1/23	550	644
Calvert County MD GO	5.000%	7/1/22	4,855	5,679
Howard County MD GO	5.000%	2/15/17	3,450	3,456
Howard County MD GO	5.000%	2/15/18	3,895	4,059
Howard County MD GO	5.000%	2/15/19	3,830	4,130
Howard County MD GO	5.000%	8/15/19	5,000	5,475
Howard County MD GO	5.000%	2/15/20	4,475	4,967
Maryland Department of Transportation
Revenue	5.000%	5/1/18	3,250	3,413
Maryland Department of Transportation
Revenue	5.000%	5/1/19	14,000	15,196
Maryland Department of Transportation
Revenue	4.000%	9/1/20	18,475	20,163
Maryland Department of Transportation
Revenue	5.000%	11/1/20	11,500	13,005
Maryland Department of Transportation
Revenue	5.000%	12/1/20	15,495	17,559
Maryland Department of Transportation
Revenue	5.000%	11/1/21	12,375	14,296
Maryland Department of Transportation
Revenue	5.000%	12/15/21	7,920	9,172
Maryland Department of Transportation
Revenue	5.000%	2/15/22	38,965	45,183
Maryland Department of Transportation
Revenue	5.000%	11/1/22	23,000	27,055
Maryland Department of Transportation
Revenue	5.000%	12/15/22	11,255	13,270
Maryland Department of Transportation
Revenue	4.000%	12/15/24	17,620	19,829
Maryland Economic Development Corp.
Revenue (Constellation Energy Group, Inc.
Project) PUT	2.550%	6/1/20	8,900	8,827
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	4.000%	6/1/20 (4)	620	668
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	4.000%	6/1/21 (4)	700	763
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	4.000%	6/1/22 (4)	1,200	1,321

Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	4.000%	6/1/23 (4)	1,350	1,497
Maryland GO	5.000%	8/1/17	5,000	5,106
Maryland GO	5.000%	8/1/17	5,070	5,177
Maryland GO	5.000%	8/1/17	26,445	27,004
Maryland GO	5.000%	8/1/17	8,495	8,675
Maryland GO	5.000%	8/15/17 (Prere.)	2,795	2,858
Maryland GO	5.000%	3/1/18	1,150	1,200
Maryland GO	5.250%	3/1/18	2,400	2,512
Maryland GO	5.000%	8/1/18	28,795	30,511
Maryland GO	5.000%	8/1/18	24,160	25,600
Maryland GO	5.000%	11/1/18	2,525	2,698
4 Maryland GO	5.000%	8/1/19 (Prere.)	28,995	31,683
Maryland GO	5.000%	11/1/19	4,265	4,699
Maryland GO	4.500%	8/1/20	4,215	4,664
Maryland GO	5.000%	3/1/21 (Prere.)	3,745	4,254
Maryland GO	4.000%	8/1/21	20,000	22,091
Maryland GO	5.000%	8/1/21	30,000	34,477
Maryland GO	5.000%	6/1/22	4,000	4,671
Maryland GO	5.000%	8/1/22	10,000	11,718
Maryland GO	5.000%	8/1/22	4,430	5,191
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.250%	1/1/24	1,455	1,615
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	4.000%	7/1/18	835	869
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	4.000%	7/1/19	850	904
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/20	1,000	1,115
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.347%	11/15/17	19,555	19,618
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.347%	11/15/17	5,895	5,914
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.097%	5/15/18	4,900	4,905
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.117%	5/15/18	9,500	9,512
Maryland Health & Higher Educational Facilities
Authority Revenue (Loyola University)	5.000%	10/1/18	1,095	1,164
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/17	1,500	1,533
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/18	1,400	1,480
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/19	1,400	1,525
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/20	2,170	2,411

Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/21	1,785	2,020
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health)	5.000%	8/15/22	4,600	5,288
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	4.000%	7/1/20	1,000	1,075
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/21	650	733
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/22	500	569
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/23	1,220	1,398
Maryland Health & Higher Educational Facilities
Authority Revenue (Peninsula Regional
Medical Center)	5.000%	7/1/21	2,220	2,513
3 Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.000%	7/1/21	1,000	1,083
3 Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/22	2,580	2,938
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/19	2,500	2,694
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/20	3,150	3,467
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/21	7,045	7,871
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/22	5,000	5,649
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/22	12,350	14,320
Montgomery County MD GO	5.000%	8/1/17	12,100	12,356
Montgomery County MD GO	5.000%	11/1/17	4,800	4,950
Montgomery County MD GO	5.000%	7/1/18	3,400	3,592
Montgomery County MD GO	5.000%	7/1/18	32,050	33,863
Montgomery County MD GO	5.000%	8/1/18	2,000	2,119
Montgomery County MD GO	5.000%	11/1/19	2,840	3,129
Montgomery County MD GO	5.000%	11/1/21	22,680	26,177
Montgomery County MD GO	5.000%	12/1/21	10,000	11,562
Montgomery County MD GO	5.000%	12/1/22	8,650	10,191
Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/21	14,705	16,224
Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/22	15,290	17,079
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/17	4,000	4,057
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/18	2,735	2,881

Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/20	5,000	5,595
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/21	4,695	5,376
Westminster MD Educational Facilities Revenue
(McDaniel College Inc.)	5.000%	11/1/21	1,840	2,033
Westminster MD Educational Facilities Revenue
(McDaniel College Inc.)	5.000%	11/1/22	1,950	2,179
Westminster MD Educational Facilities Revenue
(McDaniel College Inc.)	5.000%	11/1/23	2,060	2,317
				830,354
Massachusetts (4.0%)
Boston MA GO	5.000%	4/1/17	5,000	5,036
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/18	1,250	1,322
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	10,000	10,561
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/18 (Prere.)	5,215	5,527
Massachusetts Bay Transportation Authority
Sales Tax Revenue PUT	0.960%	8/29/17	29,190	29,190
2 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.760%	2/7/17	19,838	19,838
Massachusetts College Building Authority
Revenue	5.000%	5/1/20	3,000	3,339
Massachusetts College Building Authority
Revenue	5.000%	5/1/21	5,495	6,262
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	7,000	7,686
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/18	1,245	1,318
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/19	1,215	1,319
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/17 (ETM)	1,025	1,043
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/17	1,035	1,052
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/18 (ETM)	435	459
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/18	440	462
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/21	750	836
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22	850	956
2 Massachusetts Development Finance Agency
Revenue (Boston University) TOB VRDO	0.780%	2/7/17 LOC	6,430	6,430
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/20	5,000	5,516
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/21	5,000	5,647
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/21	5,705	6,404
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/22	1,655	1,900
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/22	3,385	3,855

Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/23	2,605	3,020
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/23	6,000	6,909
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/19	1,540	1,623
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/20	1,030	1,107
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/21	1,180	1,286
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/22	1,265	1,394
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/22	1,140	1,253
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/23	1,835	2,033
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/23	800	888
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/22	6,090	7,130
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/23	6,555	7,802
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/20	800	892
1 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	1.210%	1/30/18	8,790	8,790
1 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	1.140%	1/29/20	5,500	5,405
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/17	1,000	1,014
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/18	1,025	1,051
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/19	1,080	1,121
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/20	1,105	1,159
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/21	1,095	1,158
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/22	1,165	1,238
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	5.000%	7/1/21	500	562
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	5.000%	7/1/22	600	683
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/17	2,265	2,301
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/19	2,000	2,149
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	1,440	1,593

Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	3,200	3,540
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/22	750	838
1 Massachusetts Development Finance Agency
Revenue (Williams College) PUT	0.940%	7/1/17	14,860	14,849
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	1,000	1,087
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/20	5,000	5,599
1 Massachusetts GO	1.020%	2/1/17	3,400	3,400
Massachusetts GO	2.000%	4/24/17	31,805	31,897
Massachusetts GO	5.000%	10/1/17	27,000	27,757
Massachusetts GO	5.500%	11/1/17	2,100	2,174
Massachusetts GO	5.500%	12/1/17 (14)	3,255	3,381
1 Massachusetts GO	1.090%	1/1/18	10,000	10,010
Massachusetts GO	5.000%	8/1/18 (Prere.)	4,500	4,767
4 Massachusetts GO	5.000%	8/1/18 (Prere.)	4,535	4,802
Massachusetts GO	5.250%	8/1/18 (4)	5,060	5,381
Massachusetts GO	5.500%	8/1/18 (14)	2,000	2,134
Massachusetts GO	5.000%	10/1/18	30,000	31,965
Massachusetts GO	5.500%	10/1/18	4,955	5,320
Massachusetts GO	5.500%	10/1/18 (4)	10,200	10,952
Massachusetts GO	5.000%	12/1/18	30,000	32,131
Massachusetts GO	5.500%	12/1/19 (14)	9,160	10,227
Massachusetts GO	5.000%	4/1/20	45,000	50,030
Massachusetts GO	5.000%	6/1/20 (Prere.)	10,000	11,185
Massachusetts GO	5.000%	8/1/20	33,155	37,173
Massachusetts GO	5.000%	8/1/21	40,500	46,345
Massachusetts GO	5.000%	10/1/21 (Prere.)	7,860	9,068
Massachusetts GO	5.000%	7/1/22	3,235	3,765
Massachusetts GO	5.000%	11/1/23	10,000	11,827
Massachusetts GO	5.000%	8/1/24	7,500	8,613
Massachusetts GO	5.000%	11/1/24	3,500	4,114
Massachusetts GO	5.000%	7/1/25	14,955	17,272
Massachusetts GO	5.000%	7/1/26	7,020	8,096
1 Massachusetts GO PUT	0.960%	8/1/17	23,000	23,000
Massachusetts GO PUT	1.050%	7/1/20	16,500	16,110
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	0.800%	12/1/17	2,000	1,995
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	0.610%	2/1/17 LOC	5,100	5,100
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.250%	8/15/17 (Prere.)	6,650	6,809
Massachusetts Health & Educational Facilities
Authority Revenue (Milford Regional Medical
Center)	5.000%	7/15/22	500	507
4 Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.000%	7/1/17 (Prere.)	3,500	3,562
4 Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.500%	7/1/18 (Prere.)	3,875	4,120
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/17	5,000	5,133

Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.000%	7/1/22	5,000	5,424
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.000%	7/1/20	960	1,048
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.000%	7/1/21	1,415	1,546
Massachusetts Housing Finance Agency Single
Family Housing Revenue	3.500%	6/1/42	8,465	8,833
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	12/1/44	4,830	5,121
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	6/1/45	4,855	5,096
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.000%	7/1/17	9,560	9,723
Massachusetts Port Authority Revenue	5.000%	7/1/17 (4)	6,600	6,716
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/17 (Prere.)	4,715	4,822
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	2,250	2,444
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/19	15,000	16,415
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/19	11,460	12,465
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/21	5,000	5,719
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/22	3,850	4,369
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/18 (14)	10,000	9,884
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/20 (14)	17,000	16,181
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/17	1,500	1,532
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/18	3,000	3,179
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	1,000	1,063
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	2,065	2,196
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/19	4,500	4,922
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/20	16,000	17,982
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/21	4,580	5,257
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/21	7,520	8,177
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/21	6,000	6,710
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/22	4,290	4,659
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/23	5,000	5,427

	Massachusetts Water Resources Authority
	Revenue	5.000%	8/1/19 (Prere.)	930	1,015
	Massachusetts Water Resources Authority
	Revenue	5.000%	8/1/19 (Prere.)	3,210	3,504
	Massachusetts Water Resources Authority
	Revenue	5.000%	8/1/20	1,370	1,500
	Massachusetts Water Resources Authority
	Revenue	5.000%	8/1/21	3,900	4,474
	Massachusetts Water Resources Authority
	Revenue	5.000%	8/1/23	6,000	6,806
1,2 Massachusetts Water Resources Authority
	Revenue TOB PUT	0.860%	4/3/17 LOC	7,250	7,250
2	Massachusetts Water Resources Authority
	Revenue TOB VRDO	0.780%	2/7/17 LOC	27,000	27,000
	University of Massachusetts Building Authority
	Revenue	5.000%	11/1/20	1,250	1,409
	University of Massachusetts Building Authority
	Revenue PUT	0.960%	8/29/17	9,390	9,390
					914,812
Michigan (2.7%)
	Chippewa Valley MI Schools GO	5.000%	5/1/19	1,025	1,106
	Chippewa Valley MI Schools GO	5.000%	5/1/22	450	516
	Chippewa Valley MI Schools GO	5.000%	5/1/23	575	666
	Coopersville MI Area Public Schools GO	5.000%	5/1/20	1,235	1,366
	Coopersville MI Area Public Schools GO	5.000%	5/1/21	2,325	2,622
	Coopersville MI Area Public Schools GO	5.000%	5/1/22	1,900	2,177
	Detroit MI Water Supply System Revenue	5.000%	7/1/20	1,755	1,929
	East Lansing MI School District GO	5.000%	5/1/20	600	664
	East Lansing MI School District GO	5.000%	5/1/22	2,095	2,400
	Forest Hills MI Public Schools GO	5.000%	5/1/22	4,645	5,321
	Forest Hills MI Public Schools GO	5.000%	5/1/23	4,405	5,104
2	Great Lakes MI Water Authority Sewer Disposal
	System Revenue TOB VRDO	0.860%	2/7/17 (4)	6,235	6,235
	Great Lakes MI Water Authority Water Supply
	System Revenue	5.000%	7/1/22	1,840	2,088
	Great Lakes MI Water Authority Water Supply
	System Revenue	5.000%	7/1/23	4,755	5,448
	Kalamazoo MI Hospital Financing Authority
	Hospital Revenue (Bronson Healthcare
	Group)	5.000%	5/15/21	500	559
	Kalamazoo MI Hospital Financing Authority
	Hospital Revenue (Bronson Healthcare
	Group)	5.000%	5/15/22	500	565
	Kalamazoo MI Hospital Financing Authority
	Hospital Revenue (Bronson Healthcare
	Group)	5.000%	5/15/23	500	568
	Kalamazoo MI Hospital Financing Authority
	Hospital Revenue (Bronson Healthcare
	Group)	5.000%	5/15/24	550	625
	Kent Hospital Finance Authority Michigan
	Revenue (Spectrum Health System) PUT	5.000%	11/15/17	1,500	1,545
	Kentwood MI Economic Development Corp.
	Revenue (Holland Home Obligated Group)	4.000%	11/15/24	3,120	3,228
	L'Anse Creuse MI Public Schools GO	5.000%	5/1/18	720	755
	L'Anse Creuse MI Public Schools GO	5.000%	5/1/19	1,030	1,112
	L'Anse Creuse MI Public Schools GO	5.000%	5/1/20	1,670	1,847
	L'Anse Creuse MI Public Schools GO	5.000%	5/1/21	250	282

Lincoln MI Consolidated School District GO	5.000%	5/1/21 (4)	1,000	1,119
Lincoln MI Consolidated School District GO	5.000%	5/1/23 (4)	1,310	1,498
Livonia MI Public Schools School District GO	5.000%	5/1/19 (15)	1,000	1,072
Livonia MI Public Schools School District GO	5.000%	5/1/20 (15)	3,365	3,670
Livonia MI Public Schools School District GO	5.000%	5/1/21 (15)	2,000	2,209
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/21	700	789
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/22	900	1,030
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/23	900	1,037
Michigan Building Authority Revenue	5.000%	10/15/17	1,250	1,286
Michigan Building Authority Revenue	5.000%	4/15/20	7,000	7,752
Michigan Building Authority Revenue	5.000%	10/15/20	2,250	2,521
Michigan Building Authority Revenue	5.000%	10/15/21	1,750	2,000
Michigan Building Authority Revenue	5.000%	4/15/22	4,350	5,000
Michigan Building Authority Revenue	5.000%	4/15/22	1,000	1,150
Michigan Building Authority Revenue	5.000%	4/15/23	1,350	1,568
Michigan Finance Authority Revenue	5.000%	10/1/19	850	921
Michigan Finance Authority Revenue	5.000%	4/1/20	3,800	4,146
Michigan Finance Authority Revenue	5.000%	10/1/20	1,200	1,296
Michigan Finance Authority Revenue	5.000%	4/1/21	4,350	4,805
Michigan Finance Authority Revenue	5.000%	4/15/21	6,240	7,062
Michigan Finance Authority Revenue	5.000%	10/1/21	1,275	1,405
Michigan Finance Authority Revenue	5.000%	4/1/22	7,185	8,050
Michigan Finance Authority Revenue	5.000%	10/1/22	525	588
Michigan Finance Authority Revenue	5.000%	4/1/23	9,000	10,158
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	4.000%	8/1/17	1,000	1,014
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	4.000%	8/1/20	1,250	1,343
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/21	3,500	3,946
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/22	2,500	2,846
2 Michigan Finance Authority Revenue (Beaumont
Health Obligated Group) TOB VRDO	0.860%	2/7/17	6,060	6,060
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	3.000%	7/1/17	500	503
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	3.000%	7/1/17	200	202
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17	1,100	1,116
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17 (14)	5,000	5,080
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17	5,000	5,080
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17	500	507
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18	1,250	1,307
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18 (14)	6,000	6,296
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18 (14)	5,500	5,771
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18	1,150	1,203

Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	2,000	2,152
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	2,855	3,071
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	3,500	3,765
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	1,310	1,409
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (14)	8,000	8,808
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (4)	8,500	9,382
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (14)	2,310	2,543
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20 (14)	3,000	3,303
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/21 (4)	16,260	18,253
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/21 (4)	10,000	11,226
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/21 (14)	3,000	3,360
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/21	1,000	1,116
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/22	1,000	1,127
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/21	1,800	2,018
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/22	2,000	2,270
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/23	3,000	3,431
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/17	1,000	1,012
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/18	805	846
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/19	1,000	1,084
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/20	600	667
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/21	600	679
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/22	800	918
2 Michigan Finance Authority Revenue (McLaren
Health Care Corp.) TOB VRDO	0.670%	2/1/17 LOC	25,000	25,000
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	4.000%	6/1/20	600	643
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/21	750	844
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/22	1,000	1,144
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/17	500	511
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/18	500	524

Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/19	600	640
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/19	1,000	1,064
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/20	2,000	2,157
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/21	1,600	1,816
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/22	1,500	1,725
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	4.000%	10/1/17	1,150	1,174
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/18	500	533
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/19	1,500	1,647
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/21	4,575	5,264
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/22	16,800	19,683
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/23	7,230	8,583
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/20	9,235	10,370
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/21	5,000	5,713
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/22	5,500	6,368
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/23	6,000	7,018
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	53,400
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	20,000	21,810
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/22	2,275	2,317
Michigan GAN	5.000%	3/15/20	6,000	6,628
Michigan GAN	5.000%	3/15/21	3,750	4,229
Michigan GAN	5.000%	3/15/22	2,500	2,867
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/17	5,000	5,157
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/23	7,330	7,958
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	3/1/17	12,845	12,851
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.400%	6/29/18	11,750	11,757
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	5/1/20	2,785	2,758
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/18	6,375	6,702
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/19	3,350	3,623
Michigan Hospital Finance Authority Revenue
(Trinity Health) PUT	6.000%	12/1/17	5,000	5,202
Michigan Housing Development Authority Single
Family Mortgage Revenue	4.000%	6/1/46	11,305	11,960

Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/18	400	426
Michigan State University Revenue	5.000%	2/15/17	6,135	6,145
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	1.450%	9/1/21	8,000	7,746
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	1.450%	9/1/21	2,000	1,938
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/17	250	251
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/18	500	516
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/19	1,000	1,076
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/20	800	883
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/21	600	677
Oakland University MI Revenue	5.000%	3/1/20	1,780	1,956
Oakland University MI Revenue	5.000%	3/1/21	1,000	1,122
Oakland University MI Revenue	5.000%	3/1/22	1,285	1,464
Oakland University MI Revenue	5.000%	3/1/23	425	490
Portage MI Public Schools GO	5.000%	11/1/20	750	839
Portage MI Public Schools GO	5.000%	5/1/22	1,790	2,051
Portage MI Public Schools GO	5.000%	11/1/22	1,380	1,594
Rochester MI Community School District GO	5.000%	5/1/20	6,980	7,721
Rochester MI Community School District GO	5.000%	5/1/21	4,075	4,595
Rochester MI Community School District GO	5.000%	5/1/22	1,650	1,890
Rochester MI Community School District GO	5.000%	5/1/23	1,225	1,419
Romeo MI Community School District GO	5.000%	5/1/23	1,000	1,159
Royal Oak MI City School District GO	5.000%	5/1/20	1,250	1,386
Royal Oak MI City School District GO	5.000%	5/1/21	600	680
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/17	1,400	1,432
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/19	1,500	1,627
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/20	1,200	1,332
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/17	2,880	2,924
University of Michigan Revenue	4.000%	4/1/17	11,385	11,447
University of Michigan Revenue	5.000%	4/1/21	1,000	1,140
University of Michigan Revenue	5.000%	4/1/22	600	698
University of Michigan Revenue	5.000%	4/1/23	500	590
1 University of Michigan Revenue PUT	1.090%	4/2/18	22,000	21,962
Walled Lake MI Consolidate School District GO	5.000%	5/1/22	3,135	3,591
Warren MI Consolidated School District GO	5.000%	5/1/23 (15)	2,755	3,163
Wayne County MI Airport Authority Revenue	5.000%	12/1/23	2,345	2,636
2 Wayne State University Michigan Revenue TOB
VRDO	0.810%	2/7/17	2,500	2,500

Western Michigan University Revenue	5.000%	11/15/21	1,000	1,139
Woodhaven-Brownstone MI School District GO	5.000%	5/1/21	1,710	1,928
Woodhaven-Brownstone MI School District GO	5.000%	5/1/22	1,730	1,982
Woodhaven-Brownstone MI School District GO	5.000%	5/1/23	1,615	1,871
				617,200
Minnesota (0.9%)
Hennepin County MN GO	5.000%	12/1/20	3,000	3,400
Hennepin County MN GO	5.000%	12/1/20	4,085	4,629
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/20	3,500	3,844
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	4.000%	1/1/21	125	136
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/21	2,700	3,033
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/21	350	393
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/22	3,000	3,427
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/22	250	287
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/22	1,000	1,142
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/23	5,000	5,800
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/23	250	291
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/24	7,180	8,423
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/24	200	236
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	5.000%	11/15/21	550	623
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	5.000%	11/15/22	200	229
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/19	6,830	7,337
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/21	7,225	8,143
Minnesota 911 Revenue	5.000%	6/1/18 (ETM)	2,320	2,442
Minnesota 911 Revenue	5.000%	6/1/21	9,390	10,764
Minnesota General Fund Revenue	5.000%	3/1/19	6,410	6,914
Minnesota GO	5.000%	10/1/17	2,240	2,303
Minnesota GO	5.000%	10/1/17 (ETM)	35	36
Minnesota GO	5.000%	8/1/18	3,000	3,178
Minnesota GO	5.000%	8/1/18	8,375	8,872
Minnesota GO	5.000%	8/1/18	3,825	4,052
Minnesota GO	5.000%	11/1/19	2,000	2,202
Minnesota GO	5.000%	8/1/21	6,000	6,887
Minnesota GO	5.000%	8/1/21	15,500	17,791
Minnesota GO	5.000%	8/1/22	12,900	15,094
Minnesota GO	5.000%	8/1/23	6,665	7,414
Minnesota GO	4.000%	10/1/24	14,225	15,893
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	4/1/20	500	537
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	4/1/21	425	462

Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	4/1/22	495	543
Minnesota Municipal Power Agency Revenue	5.000%	1/1/20	2,000	2,209
Minnesota Municipal Power Agency Revenue	5.000%	1/1/21	1,250	1,413
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/18	8,500	8,870
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/20	1,340	1,485
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/21	1,195	1,345
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/22	1,580	1,804
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/17	1,000	1,011
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/22	2,800	3,214
University of Minnesota Revenue	5.000%	8/1/17	3,215	3,282
University of Minnesota Revenue	5.000%	12/1/17	10,000	10,343
University of Minnesota Revenue	5.000%	8/1/22	1,575	1,832
				193,565
Mississippi (0.2%)
DeSoto County MS School District GO	5.000%	5/1/18	10,340	10,848
DeSoto County MS School District GO	5.000%	5/1/19	8,000	8,653
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/21	1,050	1,161
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/22	2,000	2,238
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/23	1,500	1,688
Jackson MS Public School District GO	5.000%	4/1/22	1,500	1,690
Mississippi Business Finance Corp. Solid Waste
Disposal Revenue (Waste Management Inc.
Project) PUT	1.125%	9/1/17	1,250	1,250
1 Mississippi GO	1.190%	9/1/17	4,635	4,638
1 Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)
PUT	1.960%	8/15/20	7,875	7,816
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services)	5.000%	10/1/17	2,500	2,564
				42,546
Missouri (0.9%)
Boone County MO Hospital Revenue	5.000%	8/1/22	1,370	1,535
Boone County MO Hospital Revenue	5.000%	8/1/23	2,465	2,775
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/19	2,000	2,159
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/20	1,000	1,105
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/17	3,270	3,373
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/18	2,225	2,379
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/18	1,445	1,545

Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/19	805	887
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/20	2,000	2,261
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/22	1,500	1,698
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/23	1,420	1,623
Kansas City MO Airport Revenue	5.000%	9/1/18	1,500	1,587
Kansas City MO Airport Revenue	5.000%	9/1/19	2,715	2,951
Kansas City MO GO	4.000%	2/1/18	5,660	5,833
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/21	1,025	1,120
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/22	1,250	1,383
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/23	1,500	1,674
Kansas City MO Special Obligation Revenue	5.000%	10/1/21	1,275	1,441
Kansas City MO Special Obligation Revenue	5.000%	10/1/21	1,305	1,475
Kansas City MO Special Obligation Revenue	5.000%	10/1/22	1,295	1,484
Kansas City MO Special Obligation Revenue	5.000%	10/1/22	1,410	1,616
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/21	3,000	3,363
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/22	4,955	5,636
Missouri Board of Public Buildings Special
Obligation Revenue	5.000%	10/1/19	17,225	18,914
Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	4.000%	12/1/20	1,300	1,385
Missouri Environmental Improvement & Energy
Resources Authority Revenue (Kansas City
Power & Light)	1.250%	7/1/17	4,200	4,205
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/19	750	797
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/20	870	940
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/21	1,420	1,552
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/22	3,375	3,865
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/17	1,500	1,502
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/18	2,890	2,997
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/19	3,040	3,242

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/20	3,085	3,370
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	3.000%	2/1/17	250	250
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	4.000%	2/1/18	500	513
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	4.000%	2/1/19	650	678
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	4.000%	2/1/20	900	950
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/21	400	441
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/22	1,190	1,328
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/23	1,200	1,348
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/24	750	844
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/20	43,310	48,353
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/21	4,380	5,006
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/19	2,200	2,348
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/21	6,275	7,013
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/22	4,365	4,938
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/18	1,500	1,576
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/18	1,250	1,334
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/19	2,750	2,975
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/19	2,500	2,741
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/20	1,125	1,248
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/20	1,000	1,122

	Missouri Joint Municipal Electric Utility
	Commission Power Project Revenue (Prairie
	Project)	5.000%	6/1/21	1,250	1,414
	Missouri Joint Municipal Electric Utility
	Commission Power Project Revenue (Prairie
	Project)	5.000%	12/1/21	1,860	2,123
	Missouri Joint Municipal Electric Utility
	Commission Power Project Revenue (Prairie
	Project)	5.000%	6/1/22	3,205	3,682
	Missouri Joint Municipal Electric Utility
	Commission Power Project Revenue (Prairie
	Project)	5.000%	12/1/22	1,500	1,737
	Springfield MO Public Utility Revenue	5.000%	8/1/23	3,425	4,049
	St. Louis County MO Industrial Development
	Authority Senior Living Facilities Revenue
	(Friendship Village Sunset Hills)	2.850%	9/1/18	5,400	5,405
	St. Louis MO Airport Revenue (Lambert-St.
	Louis International Airport)	5.000%	7/1/18	1,295	1,362
	St. Louis MO Municipal Finance Corp. Lease
	Revenue (City Justice Center Project)	5.000%	2/15/17	2,000	2,003
	St. Louis MO Municipal Finance Corp. Lease
	Revenue (City Justice Center Project)	5.000%	2/15/18	4,000	4,153
	St. Louis MO Parking Revenue	5.000%	12/15/21 (4)	535	605
	St. Louis MO Parking Revenue	5.000%	12/15/22 (4)	1,000	1,147
					206,358
Montana (0.1%)
	Forsyth MT Pollution Control Revenue
	(Northwestern Corporation Colstrip Project)	2.000%	8/1/23	20,000	19,147
	Montana Facility Finance Authority Hospital
	Revenue (Benefis Health System)	5.000%	2/15/21	1,290	1,434
	Montana Facility Finance Authority Hospital
	Revenue (Benefis Health System)	5.000%	2/15/22	1,435	1,617
	Montana Facility Finance Authority Hospital
	Revenue (Benefis Health System)	5.000%	2/15/23	2,075	2,366
	Montana Facility Finance Authority Hospital
	Revenue (Benefis Health System)	5.000%	2/15/24	2,145	2,465
					27,029
Multiple States (0.5%)
1,2 Eaton Vance Municipal Bond Fund II		1.710%	7/1/19	4,975	4,976
2	Nuveen AMT-Free Municipal Income Fund
	VRDP VRDO	0.910%	2/7/17 LOC	15,000	15,000
2	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	0.760%	2/7/17 LOC	77,100	77,100
2	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	0.760%	2/7/17	13,100	13,100
					110,176
Nebraska (0.8%)
	Central Plains Energy Project Nebraska Gas
	Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,557
	Central Plains Energy Project Nebraska Gas
	Project Revenue (Project No. 1)	5.250%	12/1/21	3,000	3,362
	Central Plains Energy Project Nebraska Gas
	Supply Revenue PUT	5.000%	6/1/19	11,175	11,949
	Central Plains Energy Project Nebraska Gas
	Supply Revenue PUT	5.000%	12/1/19	50,000	54,172

Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	4.000%	11/1/19	750	794
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/20	1,400	1,548
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/22	1,000	1,135
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/18	500	529
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/19	750	792
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/20	600	640
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/19	1,500	1,615
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/20	1,350	1,492
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/23	1,030	1,191
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.000%	3/1/43	2,155	2,189
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.000%	9/1/43	2,555	2,600
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.000%	3/1/44	3,025	3,083
Nebraska Investment Finance Authority Single
Family Housing Revenue	4.000%	9/1/44	4,665	4,882
Nebraska Investment Finance Authority Single
Family Housing Revenue	3.500%	9/1/45	10,350	10,809
Nebraska Public Power District Revenue	5.000%	1/1/18	1,500	1,554
Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,070
Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,070
Nebraska Public Power District Revenue	5.000%	1/1/20	2,800	3,078
Nebraska Public Power District Revenue	5.000%	7/1/20	6,065	6,752
Nebraska Public Power District Revenue	5.000%	1/1/21	4,635	5,216
Nebraska Public Power District Revenue	5.000%	7/1/21	3,185	3,620
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/20	7,370	8,167
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/21	6,400	7,258
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/21	1,535	1,665
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/22	1,000	1,095
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/23	1,700	1,862
University of Nebraska Facilities Corp. Revenue
(UNMC Eye Institute)	5.000%	3/1/18	8,850	9,237
University of Nebraska Student Fee Revenue	5.000%	7/1/18	1,500	1,584
University of Nebraska Student Fee Revenue	5.000%	7/1/20	3,015	3,368
University of Nebraska Student Fee Revenue	5.000%	7/1/21	1,000	1,141
University of Nebraska Student Fee Revenue	5.000%	7/1/21	1,335	1,523

University of Nebraska Student Fee Revenue	5.000%	7/1/22	1,500	1,741
University of Nebraska Student Fee Revenue	5.000%	7/1/22	1,400	1,625
University of Nebraska Student Health &
Recreation Project Revenue	5.000%	5/15/20	1,255	1,398
University of Nebraska Student Health &
Recreation Project Revenue	5.000%	5/15/22	1,135	1,314
				173,677
Nevada (0.5%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/17	1,915	1,955
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/19	1,030	1,108
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/20	1,165	1,278
Clark County NV Airport Improvement Revenue	5.000%	7/1/18	32,000	33,707
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/22	1,715	1,984
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/19	2,375	2,576
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/20	3,000	3,335
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/21	3,000	3,398
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/22	3,000	3,450
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	23,970	24,820
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	9,245	9,573
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/21	1,000	1,130
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/22	1,550	1,778
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/23	1,180	1,370
Nevada Unemployment Compensation Revenue	5.000%	12/1/17	6,000	6,205
Washoe County NV Gas & Water Facilities
Revenue PUT	3.000%	6/1/22	9,500	9,822
				107,489
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/22	6,820	7,557
New Hampshire Health & Education Facilities
Authority Revenue (Elliott Hospital Obligated
Group)	5.000%	10/1/21	1,250	1,386
New Hampshire Health & Education Facilities
Authority Revenue (Elliott Hospital Obligated
Group)	5.000%	10/1/22	900	1,009
New Hampshire Health & Education Facilities
Authority Revenue (Elliott Hospital Obligated
Group)	5.000%	10/1/23	1,675	1,883
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	4.000%	10/1/22	2,070	2,207

New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	4.000%	10/1/23	2,355	2,505
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	5.000%	10/1/24	1,910	2,166
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	4.000%	10/1/25	1,695	1,790
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/17	3,200	3,272
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/21	505	556
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/22	1,000	1,110
				25,441
New Jersey (4.9%)
Atlantic City NJ GO	5.000%	11/1/19	3,315	2,787
Atlantic City NJ GO	5.000%	12/1/19	6,995	5,877
Atlantic City NJ GO	5.000%	11/1/20	4,025	3,369
Atlantic City NJ GO	5.000%	12/1/20	7,185	6,013
Atlantic City NJ GO	5.000%	11/1/21	3,020	2,520
Atlantic City NJ GO	5.000%	12/1/21	1,970	1,644
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/20	2,040	2,214
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/21	2,460	2,706
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/22	2,295	2,552
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/22	1,095	1,258
1,2 Eaton Vance New Jersey Municipal Bond Fund
II	1.660%	7/1/19	8,675	8,676
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/18	1,600	1,682
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/19	1,700	1,831
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/20	1,800	1,986
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/21	2,800	3,147
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/22	1,200	1,361
Gloucester County NJ Improvement Authority
Solid Waste Resource Revenue PUT	2.125%	12/1/17	3,280	3,301
Howell Township NJ BAN	2.000%	10/19/17	11,850	11,921
Long Branch NJ BAN	1.750%	2/10/17	10,596	10,598
Morris County NJ Improvement Authority
Revenue	4.000%	5/1/21	2,000	2,196
Morris County NJ Improvement Authority
Revenue	4.000%	5/1/22	1,000	1,110
New Jersey Economic Development Authority
Revenue	5.000%	3/1/18	14,425	14,840
New Jersey Economic Development Authority
Revenue	5.000%	3/1/19 (ETM)	29,800	32,072

New Jersey Economic Development Authority
Revenue	5.000%	6/15/22	10,000	10,529
New Jersey Economic Development Authority
Revenue	5.000%	6/15/22	62,735	66,054
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	16,000	16,892
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	6,395	6,752
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	7,235	7,509
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/19	8,000	8,447
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/20	7,000	7,481
New Jersey Economic Development Authority
Revenue (Duke Farms Foundation Project)
VRDO	0.530%	2/1/17 LOC	4,000	4,000
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17 (ETM)	7,500	7,681
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17 (ETM)	6,450	6,605
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17 (ETM)	13,745	14,225
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17 (ETM)	555	575
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/18 (ETM)	5,000	5,347
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/19 (ETM)	15,000	16,144
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	16,780	17,675
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20 (ETM)	910	1,008
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20	8,325	8,765
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20 (ETM)	5,650	6,337
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20	2,095	2,212
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	9,670	10,342
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	13,480	15,410
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	4,990	5,236
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/17	3,525	3,561
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	1,000	1,047
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	4.000%	7/1/20	405	433
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/21	500	562

New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/22	720	816
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/23	1,000	1,146
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	9/1/17	2,500	2,550
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/17	5,095	5,185
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	5,345	5,647
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17 (ETM)	2,625	2,666
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18 (ETM)	4,550	4,794
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18 (Prere.)	10,255	10,793
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18 (Prere.)	1,500	1,579
New Jersey GO	5.000%	8/15/17	11,660	11,914
New Jersey GO	5.000%	6/1/18	5,000	5,240
New Jersey GO	5.000%	8/15/19	8,395	9,082
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18 (ETM)	2,390	2,523
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	110	116
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/17	2,000	2,033
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/18	1,000	1,051
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	4.500%	7/1/21 (Prere.)	3,550	3,986
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/18 (ETM)	2,230	2,312
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/18	1,375	1,422
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical
Center)	4.000%	7/1/17	1,000	1,011
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/18	2,000	2,104
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/19	2,000	2,163
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	2,000	2,255
2 New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group) TOB VRDO	0.810%	2/7/17 (12)	9,045	9,045
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/21	1,000	1,123
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/22	1,500	1,708
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/23	2,000	2,303

New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	4.000%	7/1/20	1,000	1,058
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/21	1,000	1,104
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/22	1,500	1,673
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/23	3,000	3,358
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	6/1/19	1,500	1,601
2 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.880%	2/7/17	5,000	5,000
New Jersey Transportation Corp. GAN	5.000%	9/15/20	22,550	24,314
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/19	16,300	17,259
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/20	18,000	19,360
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/21	27,500	28,523
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/21	9,000	9,766
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/22	10,000	10,900
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/22	50,000	51,750
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/23	50,650	52,346
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/23	10,000	10,901
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/20	11,000	11,613
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/21	12,550	13,316
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/21	1,295	1,374
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/22	2,890	3,069
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/23	2,500	2,655
1 New Jersey Transportation Trust Fund Authority
Transportation Program Revenue PUT	1.660%	12/15/19	41,000	40,298
1 New Jersey Transportation Trust Fund Authority
Transportation Program Revenue PUT	1.860%	12/15/21	24,000	23,134
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	30,000	30,778
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	7,500	7,694
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	10,000	10,259
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/18	2,500	2,588
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	15,810	16,513

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/19	2,815	2,952
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	31,245	32,896
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	14,635	15,450
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	4,875	5,208
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,800	6,398
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	5,000	5,516
1 New Jersey Turnpike Authority Revenue	1.210%	1/1/18	40,000	39,982
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	750	824
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	1,000	1,125
1 New Jersey Turnpike Authority Revenue PUT	1.340%	1/1/18	10,115	10,123
1 New Jersey Turnpike Authority Revenue PUT	1.340%	1/1/18	15,000	15,012
Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,082
Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,082
Rutgers State University New Jersey Revenue	5.000%	5/1/20	2,000	2,223
Sparta Township NJ Board of Education GO	5.000%	2/15/21	1,030	1,163
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	225,000	58,723
Union County NJ GO	4.000%	2/15/19	4,255	4,498
Union County NJ GO	4.000%	2/15/20	5,355	5,777
Union County NJ GO	5.000%	2/15/21	5,615	6,372
Union County NJ GO	5.000%	2/15/22	6,275	7,256
				1,098,923
New Mexico (0.6%)
Albuquerque Bernalillo County NM Water Utility
Authority Revenue	5.000%	7/1/20	2,000	2,242
Albuquerque Bernalillo County NM Water Utility
Authority Revenue	5.000%	7/1/20	3,225	3,616
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/20	1,800	2,016
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/20	6,580	7,370
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/21	1,130	1,293
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/21	5,450	6,234
Farmington NM Pollution Control Revenue (El
Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,487
Farmington NM Pollution Control Revenue
(Southern California Edison Co. Four Corners
Project) PUT	1.875%	4/1/20	19,000	19,096
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/17	5,000	5,156
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/17	9,000	9,143
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/21	1,600	1,807
1 New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue	1.087%	2/1/18	5,000	4,991
1 New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue	1.137%	8/1/18	5,200	5,189

1 New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue PUT	1.267%	8/1/19	51,375	51,225
New Mexico Severance Tax Revenue	5.000%	7/1/17	6,015	6,118
				129,983
New York (13.0%)
Binghamton NY City School District BAN	2.500%	11/17/17	6,000	6,067
Brookhaven NY Local Development Corp.
Revenue (Jefferson's Ferry Project)	5.000%	11/1/22	500	561
Brookhaven NY Local Development Corp.
Revenue (Jefferson's Ferry Project)	5.000%	11/1/23	600	675
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/21	1,000	1,113
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/22	2,000	2,254
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/23	1,385	1,575
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/20	1,265	1,385
Buffalo & Erie County NY Industrial Land
Development Corp. Revenue	5.000%	11/15/21	1,355	1,497
Central Islip NY Union Free School District BAN	2.000%	8/16/17	8,500	8,538
Clarence NY BAN	2.000%	7/21/17	6,281	6,308
Dobbs Ferry NY Union Free School District BAN	2.000%	7/28/17	3,700	3,715
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/21	300	335
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/22	300	340
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/23	350	400
Dutchess County NY Local Development Corp.
Revenue (Culinary Institute of America
Project)	5.000%	7/1/24	350	402
1,2 Eaton Vance New York Municipal Bond Fund II	1.510%	7/1/19	5,750	5,751
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/17	1,125	1,137
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/17	3,000	3,032
Johnson City Central School District BAN	2.000%	6/22/17	8,070	8,097
Lewiston-Porter Central School District BAN	2.000%	6/15/17	8,975	9,002
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/17	9,955	10,183
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/18 (ETM)	2,000	2,099
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/19 (ETM)	1,500	1,627
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/20	1,295	1,441
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/21	1,295	1,466
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/22	2,000	2,298

Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/22	750	862
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/23	1,000	1,159
1 Long Island NY Power Authority Electric System
Revenue PUT	1.190%	11/1/18	16,850	16,845
1 Long Island NY Power Authority Electric System
Revenue PUT	1.420%	11/1/18	30,000	30,111
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/18	2,000	2,098
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/18	1,000	1,049
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/19	3,520	3,808
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/19	2,000	2,163
Mount Vernon City School District BAN	2.000%	8/18/17	8,500	8,532
Nassau County NY GO	5.000%	4/1/20	14,340	15,898
Nassau County NY GO	5.000%	4/1/21	11,075	12,541
Nassau County NY GO	5.000%	1/1/22	9,685	11,098
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Catholic Health
Services)	5.000%	7/1/20	4,640	5,112
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/18	2,550	2,677
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/20	1,660	1,829
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/18	2,000	2,095
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/19	1,565	1,681
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	4.000%	7/1/19	375	395
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/21	1,340	1,496
New Rochelle NY School District TAN	2.000%	6/29/17	6,000	6,023
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	4.000%	6/1/19	850	897
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/20	600	662
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/21	1,000	1,124
New York City NY Build NYC Resource Corp.
Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/22	650	742
New York City NY GO	5.000%	8/1/17	13,590	13,874
New York City NY GO	5.000%	8/1/17	3,800	3,879
New York City NY GO	5.000%	8/1/17	9,750	9,954

New York City NY GO	5.000%	8/1/17	6,000	6,126
New York City NY GO	5.000%	8/1/17	8,185	8,356
New York City NY GO	5.000%	10/1/17	5,150	5,292
New York City NY GO	5.000%	10/1/17	2,500	2,569
New York City NY GO	5.000%	8/1/18	25,315	26,808
New York City NY GO	5.000%	8/1/18	13,030	13,799
New York City NY GO	5.000%	8/1/18	5,000	5,295
New York City NY GO	5.000%	8/1/18	7,500	7,942
New York City NY GO	5.000%	8/1/18	6,000	6,354
New York City NY GO	5.000%	8/1/18	4,650	4,924
New York City NY GO	5.000%	8/1/18	3,250	3,442
New York City NY GO	5.000%	8/1/18	6,000	6,354
New York City NY GO	5.000%	10/1/18	7,650	8,146
New York City NY GO	4.000%	8/1/19	12,165	12,979
New York City NY GO	5.000%	8/1/19	5,000	5,457
New York City NY GO	5.000%	8/1/19	5,000	5,457
New York City NY GO	5.000%	8/1/19	8,000	8,731
New York City NY GO	5.000%	8/1/19	20,155	21,997
New York City NY GO	5.000%	8/1/19	7,225	7,885
New York City NY GO	5.000%	8/1/19	5,830	6,363
New York City NY GO	5.000%	8/1/19	15,000	16,371
New York City NY GO	5.000%	8/1/19	15,000	16,371
New York City NY GO	5.000%	8/1/20	4,500	5,039
New York City NY GO	5.000%	8/1/20	20,000	22,397
New York City NY GO	5.000%	8/1/20	1,880	2,105
New York City NY GO	5.000%	8/1/20	33,525	37,544
New York City NY GO	5.000%	10/1/20	4,375	4,919
New York City NY GO	5.000%	8/1/21	4,000	4,569
New York City NY GO	5.000%	8/1/21	11,985	13,689
New York City NY GO	5.000%	8/1/21	2,000	2,284
New York City NY GO	5.000%	8/1/21	10,000	11,422
New York City NY GO	5.000%	8/1/21	6,100	6,967
New York City NY GO	5.000%	8/1/21	5,890	6,728
New York City NY GO	5.000%	8/1/21	17,280	19,737
New York City NY GO	5.000%	8/1/22	14,640	17,008
New York City NY GO	5.000%	8/1/22	4,275	4,966
New York City NY GO	5.000%	8/1/22	40,930	47,550
New York City NY GO	5.000%	8/1/22	1,470	1,708
New York City NY GO	5.000%	8/1/22	4,000	4,647
New York City NY GO	5.000%	8/1/23	10,000	11,756
New York City NY GO	5.000%	8/1/23	14,790	17,388
New York City NY GO VRDO	0.630%	2/1/17 LOC	6,000	6,000
New York City NY GO VRDO	0.630%	2/1/17 LOC	5,370	5,370
New York City NY GO VRDO	0.630%	2/1/17	6,750	6,750
New York City NY GO VRDO	0.630%	2/1/17 LOC	15,960	15,960
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/17	8,150	8,163
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	3,000	3,377
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.200%	11/1/17	2,685	2,685
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	5/1/18	2,390	2,391
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	5/1/18	10,010	10,011
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/18	3,500	3,693

New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.500%	11/1/18	13,095	13,103
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.500%	11/1/18	17,105	17,115
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.650%	5/1/19	20,000	20,013
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/19	4,300	4,675
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/20	4,760	5,309
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue	1.300%	11/1/19	13,500	13,430
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue	1.375%	5/1/20	5,750	5,721
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue PUT	1.450%	4/29/20	4,000	3,946
New York City NY Muni. Water Finance
Authority Water & Sewer System Revenue
VRDO	0.620%	2/1/17 LOC	4,500	4,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/19	5,000	5,446
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/19	3,000	3,104
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.590%	2/1/17	17,940	17,940
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.600%	2/1/17	3,835	3,835
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.620%	2/1/17	6,260	6,260
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.620%	2/1/17	3,500	3,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.630%	2/1/17	21,000	21,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.630%	2/1/17	9,100	9,100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.640%	2/1/17	15,900	15,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.700%	2/7/17	38,155	38,155
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/21	19,510	22,518
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/19	1,000	1,090
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/20	1,500	1,680
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/21	1,520	1,740
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/22	4,585	5,343

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/17 (ETM)	295	295
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/17	2,205	2,205
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17 (ETM)	825	850
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	6,175	6,365
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	20,000	20,615
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	7,455	7,961
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/15/18	11,950	12,776
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	8,560	9,419
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	25,115	27,636
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/20	6,395	7,081
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/20	8,925	9,882
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	3,090	3,488
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	9,000	10,379
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	6,000	7,041
2 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.740%	2/1/17	3,525	3,525
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.620%	2/1/17	6,675	6,675
New York City NY Transitional Finance Authority
Revenue VRDO	0.620%	2/1/17	2,700	2,700
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	4.000%	2/1/23	20,000	22,382
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School) PUT	1.350%	8/1/17	7,300	7,319
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/17	6,250	6,355
New York Convention Center Development
Corp. Revenue	5.000%	11/15/21	2,000	2,283
New York Convention Center Development
Corp. Revenue	5.000%	11/15/22	1,000	1,159
2 New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters) TOB VRDO	0.960%	2/7/17	7,914	7,914
1 New York Metropolitan Transportation Authority
Revenue	1.347%	11/1/17	2,950	2,961
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	12,500	12,903
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	7,000	7,226
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	5,000	5,161
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	4,055	4,335

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	4,775	5,105
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,500	1,604
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,500	2,673
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,500	1,604
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,650	2,833
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,000	1,069
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	1,255	1,342
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	2,000	2,138
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	9,535	10,458
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	8,930	9,794
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	4,725	5,182
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	2,530	2,775
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	1,100	1,206
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	1,000	1,097
New York Metropolitan Transportation Authority
Revenue	5.500%	11/15/19 (14)	5,000	5,552
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	5,000	5,619
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	2,400	2,697
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	1,560	1,753
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	5,000	5,726
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	1,750	2,004
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	1,500	1,718
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	1,230	1,409
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22	2,250	2,614
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22	16,145	18,756
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22	1,000	1,162
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	1,000	1,174
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	2,775	3,228
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	2.000%	6/1/17	5,000	5,019

New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	2.000%	6/1/17	19,065	19,138
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	1.610%	11/1/19	9,300	9,379
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/20	4,600	5,187
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	1.040%	6/1/17	19,850	19,850
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	1.030%	11/1/18	2,000	1,999
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	1.110%	11/1/19	2,750	2,746
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	1.240%	11/1/19	21,000	21,049
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.620%	2/1/17 LOC	7,200	7,200
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/17	2,500	2,581
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/18	4,000	4,276
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/19	3,500	3,839
1 New York Metropolitan Transportation Authority
Revenue PUT	1.003%	5/15/17 (4)	17,500	17,495
1 New York Metropolitan Transportation Authority
Revenue PUT	0.867%	11/1/17	7,280	7,275
1 New York Metropolitan Transportation Authority
Revenue PUT	1.357%	11/1/17	8,760	8,789
1 New York Metropolitan Transportation Authority
Revenue PUT	1.020%	11/15/17	49,600	49,560
1 New York Metropolitan Transportation Authority
Revenue PUT	1.133%	5/15/18 (4)	20,750	20,754
1 New York Metropolitan Transportation Authority
Revenue PUT	0.817%	11/1/19	5,215	5,160
1 New York Metropolitan Transportation Authority
Revenue PUT	1.217%	2/1/20	9,500	9,494
New York Metropolitan Transportation Authority
Revenue PUT	5.000%	2/15/20	59,000	64,417
1 New York Metropolitan Transportation Authority
Revenue PUT	1.240%	6/1/20	87,500	87,395
New York Metropolitan Transportation Authority
Revenue PUT	4.000%	11/15/20	11,000	11,893
2 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.810%	2/7/17	4,950	4,950
New York Metropolitan Transportation Authority
Revenue VRDO	0.620%	2/1/17 LOC	2,800	2,800
New York State Dormitory Authority Revenue
(Brooklyn Law School)	4.000%	7/1/17 (ETM)	2,360	2,392
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/18 (ETM)	2,105	2,222
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/19 (ETM)	2,180	2,376
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/19	4,275	4,701
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/20	1,125	1,270

New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/21	1,540	1,777
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/22	1,500	1,766
New York State Dormitory Authority Revenue
(Department of Health)	5.000%	7/1/22	8,500	9,817
New York State Dormitory Authority Revenue
(Department of Health)	5.000%	7/1/23	6,555	7,671
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.680%	2/7/17 LOC	6,395	6,395
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	4.000%	7/1/20	5,000	5,358
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/21	2,265	2,542
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/22	4,000	4,554
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/17	6,185	6,323
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/17 (ETM)	55	56
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17	1,750	1,780
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/18	2,500	2,634
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/21	2,400	2,699
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/18	1,115	1,167
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21	2,555	2,881
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/22	2,425	2,781
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/17 (ETM)	25	25
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/17	975	982
New York State Dormitory Authority Revenue
(Pace University)	4.000%	5/1/20 (ETM)	45	48
New York State Dormitory Authority Revenue
(Pace University)	4.000%	5/1/20	1,695	1,764
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17 (ETM)	40	40
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	9,560	9,576
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17 (ETM)	5	5
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17 (ETM)	5	5
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18 (ETM)	4,050	4,218

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	7,465	7,777
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	27,490	28,640
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	18,010	18,821
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/18	2,400	2,546
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	22,675	24,317
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19 (ETM)	10	11
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	10,000	10,776
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19 (ETM)	5	5
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	4,135	4,456
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/19 (Prere.)	15	16
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/19 (Prere.)	5	5
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/19	11,665	12,764
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	4,000	4,436
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/20	9,550	10,733
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	33,395	38,024
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	12,620	14,369
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/21	7,710	8,829
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/22	4,980	5,383
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	41,000	48,255
New York State Dormitory Authority Revenue
(Personal Tax)	5.000%	2/15/17 (ETM)	5	5
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	7,030	7,221
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17 (4)	3,250	3,339
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	2,000	2,055
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (4)	1,350	1,437
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (4)	5,000	5,321
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	2,155	2,290
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (4)	2,500	2,662
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	1,500	1,596

New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (4)	3,200	3,504
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (4)	6,010	6,582
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	5,905	6,453
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (15)	1,000	1,095
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (4)	1,125	1,263
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20 (15)	1,690	1,897
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (15)	1,425	1,632
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/17	10,510	10,690
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/18	5,000	5,256
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/19	3,500	3,793
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/21	1,000	1,128
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/22	500	572
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/23	1,125	1,299
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/17 (ETM)	65	67
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/17	1,730	1,740
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/17 (ETM)	385	394
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	35	38
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/19 (Prere.)	230	252
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/21	1,025	1,034
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/21	60,000	68,497
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/22	2,500	2,908
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/18	10,000	10,558
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/18	4,900	5,174
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/19	3,700	4,037
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/20	3,000	3,367
New York State GO	5.000%	3/1/19	12,715	13,761
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	4,150	4,150

New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	3,900	3,900
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	1,250	1,250
New York State Housing Finance Agency
Affordable Housing Revenue	1.250%	5/1/18	2,500	2,502
New York State Housing Finance Agency
Affordable Housing Revenue	1.250%	5/1/18	4,750	4,753
New York State Housing Finance Agency
Revenue	1.050%	5/1/19	850	844
New York State Housing Finance Agency
Revenue	1.100%	11/1/19	1,000	989
New York State Housing Finance Agency
Revenue	1.250%	5/1/20	7,500	7,416
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/18	6,325	6,621
New York State Mortgage Agency Homeowner
Mortgage Revenue	2.625%	4/1/41	540	547
New York State Thruway Authority Revenue	5.000%	1/1/19	3,700	3,958
New York State Thruway Authority Revenue	5.000%	5/1/19	83,125	89,800
New York State Thruway Authority Revenue	5.000%	1/1/20	1,500	1,647
New York State Thruway Authority Revenue	5.000%	1/1/21	2,450	2,750
New York State Thruway Authority Revenue	5.000%	1/1/22	1,500	1,714
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17	18,145	18,274
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18	3,500	3,665
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	625	653
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	8,440	8,820
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	540
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	20,000	20,901
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19	8,030	8,676
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	23,430	26,044
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	10,145	11,277
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	8,525	9,476
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	50,035	56,970
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	24,900	28,351
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/21	10,625	12,098
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	45,795	53,143
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	25,000	29,011
Niagara NY Frontier Transportation Authority
Airport Revenue (Buffalo Niagara International
Airport)	5.000%	4/1/17	1,000	1,007

	Niagara NY Frontier Transportation Authority
	Airport Revenue (Buffalo Niagara International
	Airport)	4.000%	4/1/18	500	516
	Niagara NY Frontier Transportation Authority
	Airport Revenue (Buffalo Niagara International
	Airport)	5.000%	4/1/19	500	537
	North Syracuse NY Central School District BAN	2.000%	8/11/17	4,448	4,467
1,2 Nuveen New York AMT-Free Municipal Income
	Fund iMTP	1.280%	10/1/17	17,500	17,501
2	Nuveen New York AMT-Free Quality Municipal
	Income Fund VRDP VRDO	0.890%	2/7/17 LOC	24,000	24,000
	Onondaga County NY Civic Development Corp.
	Revenue (St. Joseph's Hospital & Health
	Center)	5.000%	7/1/19 (ETM)	500	533
	Oyster Bay NY BAN	2.750%	2/3/17	15,000	15,001
	Oyster Bay NY GO	3.250%	8/1/17	4,155	4,167
	Oyster Bay NY GO	4.000%	8/15/17 (15)	2,500	2,531
	Oyster Bay NY GO	4.000%	1/15/18 (15)	3,000	3,061
	Oyster Bay NY GO	3.250%	8/1/18	8,560	8,596
	Oyster Bay NY GO	4.000%	8/15/18 (15)	2,000	2,063
	Oyster Bay NY GO	5.000%	1/15/19 (15)	5,140	5,479
	Oyster Bay NY GO	5.000%	8/15/19 (15)	3,125	3,384
	Oyster Bay NY GO	5.000%	1/15/20 (15)	3,105	3,390
	Oyster Bay NY GO	5.000%	8/15/20 (15)	4,350	4,804
	Suffolk County NY Economic Development
	Corp. Revenue (Catholic Health Services)	5.000%	7/1/17	2,150	2,184
	Suffolk County NY Economic Development
	Corp. Revenue (Catholic Health Services)	5.000%	7/1/18	4,000	4,199
	Suffolk County NY Economic Development
	Corp. Revenue (Catholic Health Services)	5.000%	7/1/19	9,190	9,898
	Suffolk County NY Economic Development
	Corp. Revenue (Catholic Health Services)	5.000%	7/1/20	835	920
	Suffolk County NY GO	5.000%	2/1/18 (4)	7,805	8,106
	Suffolk County NY GO	5.000%	2/1/19 (4)	3,915	4,191
	Suffolk County NY GO	5.000%	2/1/20 (4)	4,000	4,386
	Suffolk County NY GO	5.000%	2/1/21 (4)	4,580	5,130
	Suffolk County NY GO	5.000%	5/15/22 (4)	10,310	11,787
	Suffolk County NY GO	5.000%	5/15/23 (4)	10,845	12,565
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/17	6,500	6,590
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/17	1,225	1,242
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/21	1,000	1,083
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/21	3,435	3,826
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/21	10,100	10,237
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/21	540	542
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/22	1,500	1,692
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/22	5,000	5,068
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/23	5,000	5,482

Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/23	9,000	10,259
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/24	5,000	5,728
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/24	4,000	4,385
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/17	3,815	3,935
1 Triborough Bridge & Tunnel Authority New York
Revenue	1.010%	1/1/18 (4)	5,000	5,000
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/18	13,435	13,919
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/18	7,000	7,472
1 Triborough Bridge & Tunnel Authority New York
Revenue	1.100%	1/1/19 (4)	1,700	1,699
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/20	500	563
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/21	1,000	1,150
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/22	850	994
1 Triborough Bridge & Tunnel Authority New York
Revenue PUT	0.917%	2/1/19	11,350	11,232
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/21	645	727
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/22	1,000	1,143
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/17	8,600	8,849
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	4,700	5,326
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/23	1,610	1,827
Windsor Central School District BAN	1.500%	8/18/17	7,255	7,263
Yonkers NY GO	4.000%	10/1/17	505	514
Yonkers NY GO	3.000%	7/1/18	500	512
Yonkers NY GO	3.000%	8/15/18	1,000	1,025
Yonkers NY GO	4.000%	3/15/19 (4)	1,700	1,789
Yonkers NY GO	3.000%	8/15/19	885	913
Yonkers NY GO	3.000%	8/15/20	1,115	1,145
				2,942,773
North Carolina (1.4%)
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/21	6,070	6,914
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/22	4,070	4,716
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/17	3,000	3,104
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/18	2,625	2,813
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/22	4,250	4,861
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/24	14,315	16,673
Fayetteville NC Public Works Commission
Revenue	5.000%	3/1/17	5,000	5,018

Guilford County NC GO	5.000%	8/1/17	5,000	5,106
Guilford County NC GO	5.000%	3/1/18	3,340	3,486
Mecklenburg County NC COP	5.000%	10/1/21	4,000	4,596
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/19	1,000	1,088
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/21	3,200	3,615
North Carolina Capital Facilities Finance Agency
Solid Waste Disposal Revenue (Republic
Services, Inc. Project) PUT	0.900%	3/1/17	27,500	27,500
North Carolina Capital Improvement Revenue	5.000%	5/1/17	9,600	9,702
North Carolina Capital Improvement Revenue	5.000%	5/1/18	17,975	18,880
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/18 (ETM)	1,250	1,296
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (ETM)	1,025	1,099
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (ETM)	3,515	3,769
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/20 (ETM)	13,050	14,400
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/20 (ETM)	2,500	2,759
North Carolina GAN	5.000%	3/1/22	2,250	2,581
North Carolina GAN PUT	4.000%	3/1/18	21,000	21,353
North Carolina GO	5.000%	3/1/18	16,770	17,487
North Carolina GO	5.000%	6/1/19	2,000	2,176
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/19	3,350	3,634
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/20	7,885	8,744
1 North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group) PUT	1.400%	12/1/17	2,125	2,121
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/17	2,000	2,052
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/18	3,000	3,179
2 North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) TOB
VRDO	0.980%	2/7/17	6,300	6,300
North Carolina Medical Care Commission
Hospital Revenue (CaroMont Health) VRDO	0.630%	2/7/17 LOC	6,850	6,850
North Carolina Medical Care Commission
Hospital Revenue (Moses Cone Health
System) PUT	1.010%	8/29/17	12,740	12,740
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/17	6,500	6,587
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/19	3,910	4,218

North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/19	1,450	1,528
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/20	500	534
North Carolina Medical Care Commission
Retirement Facilities Revenue (Southminster
Inc.)	5.000%	10/1/21	375	402
North Carolina Medical Care Commission
Retirement Facilities Revenue (Southminster
Inc.)	5.000%	10/1/22	1,105	1,187
North Carolina Medical Care Commission
Retirement Facilities Revenue (Southminster
Inc.)	5.000%	10/1/23	800	864
North Carolina Medical Care Commission
Retirement Facilities Revenue (Southminster
Inc.)	5.000%	10/1/24	920	990
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/18 (ETM)	5,185	5,379
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/18	14,815	15,339
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/19 (ETM)	4,475	4,802
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/19	12,025	12,853
Raleigh NC Combined Enterprise System
Revenue	5.000%	3/1/22	600	696
Raleigh NC Combined Enterprise System
Revenue	5.000%	3/1/22	670	777
Raleigh NC Combined Enterprise System
Revenue	5.000%	3/1/23	1,110	1,311
Raleigh NC Combined Enterprise System
Revenue	5.000%	3/1/23	1,000	1,181
Raleigh NC GO	5.000%	4/1/20	4,700	5,238
Wake County NC GO	5.000%	2/1/20	4,500	4,989
Wake County NC GO	5.000%	2/1/22	3,100	3,595
Wake County NC Public Improvement GO	5.000%	4/1/18	3,495	3,659
				306,741
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (ETM)	650	741
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,200	1,369
North Dakota Housing Finance Agency Revenue	4.000%	1/1/38	5,345	5,624
				7,734
Ohio (4.2%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/18	1,000	1,063
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/25	3,450	3,864
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.000%	11/15/23	1,605	1,797

Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/20	1,220	1,374
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/23	2,450	2,778
2 Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.790%	2/7/17	7,500	7,500
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	2,570	2,683
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/20	7,000	7,710
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/21	16,265	18,289
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/22	12,000	13,694
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/23	21,220	23,121
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/23	160	166
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	12,385	13,483
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,539
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/19	1,500	1,609
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/20	2,145	2,363
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/17	6,000	6,010
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/21	300	337
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/22	400	456
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/23	500	578
American Municipal Power Ohio Inc. Revenue
(Meldahl Hydroelectric Project)	5.000%	2/15/22	470	536
American Municipal Power Ohio Inc. Revenue
(Meldahl Hydroelectric Project)	5.000%	2/15/23	375	433
American Municipal Power Ohio Inc. Revenue
(Meldahl Hydroelectric Project)	5.000%	2/15/24	370	431
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/26	3,000	3,441
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/19	17,625	18,887
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/20	16,310	17,844
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/22	3,415	3,835
Butler County OH Transportation Improvement
District Tax Allocation Revenue	4.000%	12/1/20	700	762
Cleveland OH Airport System Revenue	5.000%	1/1/20	1,500	1,630
Cleveland OH Airport System Revenue	5.000%	1/1/21 (4)	455	507
Cleveland OH Airport System Revenue	5.000%	1/1/22 (4)	450	509
Cleveland OH Airport System Revenue	5.000%	1/1/22 (4)	1,635	1,848
Cleveland OH Airport System Revenue	5.000%	1/1/23 (4)	1,000	1,140
Cleveland OH Airport System Revenue	5.000%	1/1/24 (4)	3,150	3,621
Cleveland OH GO	5.000%	12/1/20	1,800	2,026
Cleveland OH GO	5.000%	12/1/21	2,880	3,290
Cleveland OH GO	5.000%	12/1/22	3,595	4,188
Cleveland OH Income Tax Revenue	5.000%	5/15/17 (ETM)	465	471
Cleveland OH Income Tax Revenue	5.000%	5/15/17	725	733
Cleveland OH Income Tax Revenue	5.000%	4/1/18 (Prere.)	7,180	7,513
Cleveland OH Income Tax Revenue	5.000%	5/15/22	1,500	1,711
Cleveland OH Water Revenue	5.000%	1/1/18	1,780	1,846

Cleveland OH Water Revenue	5.000%	1/1/19	3,100	3,326
Cleveland OH Water Revenue	5.000%	1/1/20	1,500	1,656
Cleveland OH Water Revenue	5.000%	1/1/21	1,000	1,132
Cleveland OH Water Works Revenue	5.000%	1/1/18	1,000	1,035
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/19	2,000	2,164
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)	5.000%	10/1/19	6,000	6,543
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/18	960	1,012
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/19	1,390	1,507
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/22	1,475	1,680
Columbus OH GO	5.000%	6/1/17	7,510	7,617
Columbus OH GO	5.000%	7/1/17	7,245	7,373
Columbus OH GO	5.000%	7/1/17	5,740	5,841
Columbus OH GO	5.000%	6/1/18	8,000	8,426
Columbus OH GO	5.000%	7/1/18	7,280	7,691
Columbus OH GO	5.000%	7/1/18	4,500	4,754
Columbus OH GO	5.000%	2/15/19	1,910	2,059
Columbus OH GO	5.000%	6/1/19	3,000	3,264
Columbus OH GO	5.000%	7/1/19	6,690	7,295
Columbus OH GO	5.000%	2/15/20	1,905	2,113
Columbus OH GO	5.000%	7/1/22	1,000	1,168
Columbus OH GO	5.000%	7/1/23	1,815	2,155
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/19	5,340	5,840
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/20	5,575	6,229
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/21	4,075	4,635
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/19	7,000	7,666
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/21	1,045	1,185
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/22	1,000	1,150
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/24	500	581
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/20	2,045	2,319
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/21	1,000	1,153
Dayton OH City School District GO	5.000%	11/1/19	3,500	3,840
Dayton OH City School District GO	5.000%	11/1/20	5,000	5,611
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.000%	6/15/21	1,045	1,138
Franklin County OH GO	5.000%	12/1/19	5,045	5,393
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) PUT	5.000%	7/12/17	7,500	7,632
2 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) TOB VRDO	0.780%	2/7/17	6,830	6,830
Greater Cleveland OH Regional Transit
Authority Sales Tax Revenue	5.000%	12/1/19	1,185	1,306

Greater Cleveland OH Regional Transit
Authority Sales Tax Revenue	5.000%	12/1/21	1,355	1,561
Greater Cleveland OH Regional Transit
Authority Sales Tax Revenue	5.000%	12/1/22	1,590	1,865
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.000%	6/1/20	1,475	1,629
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.000%	6/1/22	4,665	5,337
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	4.000%	1/1/21	450	473
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/22	470	516
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/23	500	551
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/24	680	746
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	4.000%	5/15/17	785	792
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/18	750	786
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/19	1,000	1,081
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/20	1,000	1,109
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/21	1,000	1,135
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/22	500	575
Hamilton County OH Hospital Facilities Revenue
(UC Health)	4.000%	2/1/18	525	539
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/19	750	799
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/20	800	872
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/22	500	562
Hamilton County OH Sales Tax Revenue	5.000%	12/1/21	1,000	1,147
Hamilton County OH Sales Tax Revenue	5.000%	12/1/22	2,250	2,624
Hamilton County OH Sewer System Revenue	5.000%	12/1/20	3,605	4,073
Hamilton County OH Sewer System Revenue	5.000%	12/1/21	2,085	2,403
Hamilton OH City School District GO	5.000%	12/1/21	3,475	3,971
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/18	1,040	1,077
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/20	14,225	15,628
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/21	2,260	2,537
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/23	1,725	1,991
2 JobsOhio Beverage System Statewide Liquor
Profits Revenue TOB VRDO	0.870%	2/7/17	41,700	41,700

Kent State University Ohio Revenue	5.000%	5/1/17	500	505
Kent State University Ohio Revenue	5.000%	5/1/20	1,650	1,831
Kent State University Ohio Revenue	5.000%	5/1/20	2,030	2,253
Kent State University Ohio Revenue	5.000%	5/1/21	1,685	1,911
Kent State University Ohio Revenue	4.000%	5/1/22	3,000	3,298
Kent State University Ohio Revenue	4.000%	5/1/23	3,000	3,324
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/20	1,230	1,359
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/21	750	841
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/22	1,575	1,788
2 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.900%	2/7/17	10,500	10,500
2 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.910%	2/7/17	13,130	13,130
2 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.910%	2/7/17 (4)	8,865	8,865
Medina OH School District COP	5.250%	6/1/18 (Prere.)	7,210	7,615
2 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.840%	2/7/17 (Prere.)	3,995	3,995
Montgomery County OH Revenue (Miami Valley
Hospital)	5.750%	11/15/21	3,750	4,248
2 Montgomery County OH Revenue (Miami Valley
Hospital) TOB VRDO	0.810%	2/7/17	3,500	3,500
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.610%	2/1/17 LOC	4,200	4,200
Newark OH BAN	2.000%	11/7/17	2,050	2,060
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	3.100%	3/1/19	3,000	1,261
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/18	1,750	1,862
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/17	2,670	2,744
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/17	1,040	1,069
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/20	1,265	1,423
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	4/1/19	1,395	1,505
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	4.000%	10/1/20	500	543
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/21	1,000	1,147
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/21	465	533
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/21	1,000	1,145
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/22	550	642

Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/22	875	1,018
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/22	1,000	1,163
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/23	750	871
Ohio Capital Facilities Lease-Appropriation
Revenue (Cultural & Sports Facilities Building
Fund Projects)	5.000%	10/1/21	1,360	1,559
Ohio Capital Facilities Lease-Appropriation
Revenue (Cultural & Sports Facilities Building
Fund Projects)	5.000%	10/1/22	1,000	1,168
Ohio Capital Facilities Lease-Appropriation
Revenue (Cultural & Sports Facilities Building
Fund Projects)	5.000%	10/1/23	1,200	1,416
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	6/1/21	1,000	1,140
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	6/1/22	1,000	1,161
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	6/1/23	1,000	1,175
Ohio Capital Facilities Lease-Appropriation
Revenue (Parks & Recreation Improvement
Fund Projects)	5.000%	8/1/23	1,000	1,178
Ohio Common Schools GO	5.000%	9/15/19	3,910	4,287
Ohio Common Schools GO	5.000%	9/15/21	5,920	6,806
Ohio Common Schools GO	5.000%	9/15/21 (Prere.)	4,410	5,081
Ohio Common Schools GO	5.000%	9/15/23	11,315	13,424
Ohio GO	5.000%	9/15/17	19,680	20,192
Ohio GO	5.000%	5/1/18	10,960	11,512
Ohio GO	5.000%	9/15/18	5,000	5,319
Ohio GO	5.000%	9/15/18	10,000	10,638
Ohio GO	5.000%	5/1/19	6,680	7,244
Ohio GO	5.000%	5/1/19	5,000	5,428
Ohio GO	5.000%	9/15/19	5,000	5,482
Ohio GO	5.000%	5/1/20	7,000	7,814
Ohio GO	5.000%	9/15/20	26,315	29,618
Ohio GO	5.000%	5/1/21	2,645	3,018
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/22	4,540	5,259
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/23	2,500	2,918
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.610%	2/1/17	3,300	3,300
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/19	625	669
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/20	1,350	1,475

Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/22	500	560
Ohio Highway Capital Improvements GO	5.000%	5/1/20	5,000	5,581
Ohio Highway Capital Improvements GO	5.000%	5/1/21	2,500	2,856
Ohio Highway Capital Improvements GO	5.000%	5/1/22	5,000	5,823
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/19	1,595	1,700
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	0.890%	2/1/17	8,750	8,750
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	0.890%	2/7/17	2,750	2,750
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	0.890%	2/7/17	8,375	8,375
Ohio Infrastructure Improvement GO	5.000%	8/1/18	3,450	3,656
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/17	8,635	8,945
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/17	1,500	1,554
Ohio Major New State Infrastructure Project
Revenue	4.000%	12/15/18	2,750	2,897
Ohio Major New State Infrastructure Project
Revenue	4.000%	12/15/19	2,450	2,631
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/19	3,000	3,306
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/19	6,160	6,789
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/19	2,500	2,755
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/20	3,500	3,949
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/20	2,750	3,103
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/21	2,500	2,875
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/21	4,000	4,600
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/22	5,000	5,850
Ohio Public Facilities Commission GO	5.000%	2/1/21	1,390	1,576
Ohio Public Facilities Commission GO	5.000%	4/1/21	2,280	2,596
Ohio Public Facilities Commission GO	5.000%	2/1/22	1,460	1,688
Ohio Solid Waste Revenue (Republic Services
Inc. Project) PUT	0.900%	3/1/17	10,000	10,000
Ohio State University General Receipts
Revenue	5.000%	12/1/17 (ETM)	280	290
Ohio State University General Receipts
Revenue	5.000%	12/1/17	4,720	4,882
Ohio State University General Receipts
Revenue	5.000%	12/1/19	1,440	1,544
Ohio State University General Receipts
Revenue VRDO	0.620%	2/7/17	2,000	2,000
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/18 (14)	3,625	3,793
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	6/1/17	4,500	4,564
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	12/1/22	1,520	1,794

2 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.760%	2/7/17	11,430	11,430
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	3.000%	5/15/19	24,000	10,075
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/18	1,105	1,185
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/19	1,925	2,128
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/20	10,205	11,430
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/20	6,610	7,404
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/20	7,500	8,503
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/20	4,000	4,535
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/21	12,250	14,042
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/21	4,050	4,688
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/17	1,000	1,035
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/19	1,695	1,847
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,490	6,069
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/20	2,225	2,492
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/20	1,750	1,984
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/21	1,350	1,547
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/21	1,300	1,505
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/22	3,000	3,506
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.500%	6/1/22	1,505	1,797
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/22	2,850	3,363
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/23	6,000	7,119
Penta Career Center Ohio COP	5.000%	4/1/19	2,470	2,642
Penta Career Center Ohio COP	5.000%	4/1/20	1,095	1,197
Princeton OH City School District GO	4.000%	12/1/21	1,200	1,322
Princeton OH City School District GO	5.000%	12/1/22	700	819
Princeton OH City School District GO	5.000%	12/1/23	1,350	1,599
Princeton OH City School District GO	5.000%	12/1/25	795	943
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.375%	12/1/19	1,560	1,657
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/22	4,750	5,101
Sandusky OH BAN	2.000%	10/5/17	1,500	1,508
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/19	630	674

Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/20	1,135	1,245
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/21	650	726
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/22	1,100	1,248
South-Western City OH School District GO	5.000%	12/1/21	1,000	1,149
South-Western City OH School District GO	5.000%	12/1/23	1,000	1,182
Southeastern Ohio Port Authority Hospital
Facilities Revenue (Marietta Area Health Care
Inc. Obligated Group)	5.000%	12/1/22	735	786
Toledo OH City School District GO	5.000%	12/1/18	3,055	3,265
Toledo OH City School District GO	5.000%	12/1/19	2,220	2,438
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/18	1,585	1,669
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/17	1,855	1,880
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/19	2,805	3,019
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/19	1,750	1,888
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/20	2,550	2,817
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/21	2,495	2,806
				953,740
Oklahoma (0.2%)
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/17	760	772
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/18	1,325	1,394
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/19	2,250	2,434
Comanche County OK Hospital Authority
Revenue	5.000%	7/1/19	3,145	3,284
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/21	5,000	5,686
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/22	1,500	1,735
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/23	3,385	3,959
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/21	2,135	2,384
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/22	2,375	2,679
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/23	5,040	5,713
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/21	1,000	1,137
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/18	1,000	1,056
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/18	1,000	1,060

Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/19	2,000	2,184
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/20	1,310	1,463
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/21	2,000	2,279
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/22	1,325	1,532
Tulsa County OK Industrial Authority
Educational Facilities Lease Revenue	5.000%	9/1/21	1,440	1,628
Tulsa County OK Industrial Authority
Educational Facilities Lease Revenue	5.000%	9/1/22	2,000	2,293
				44,672
Oregon (0.6%)
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	4.000%	5/1/19	410	429
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	4.000%	5/1/20	500	529
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	4.000%	5/1/21	350	373
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	5.000%	5/1/22	350	390
Gilliam County OR Solid Waste Disposal
Revenue (Waste Management Inc. Project)
PUT	1.500%	10/1/18	3,000	3,007
Oregon Department of Administrative Services
Lottery Revenue	4.000%	4/1/17	2,000	2,011
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/21	7,000	7,986
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/17	3,090	3,121
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/18	3,500	3,660
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	6/1/22	750	858
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	6/1/23	650	751
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/19	1,000	1,095
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/20	1,275	1,430
1 Oregon Facilities Authority Revenue
(Providence Health & Services) PUT	1.540%	10/1/17	8,750	8,750
1 Oregon Facilities Authority Revenue
(Providence Health & Services) PUT	1.660%	9/15/18	10,000	9,999
Oregon GO	5.000%	8/1/18	3,215	3,407
Oregon Housing & Community Service
Department Single Family Mortgage Revenue	4.000%	7/1/44	3,910	4,079
Portland OR Sewer System Revenue	5.000%	6/15/22	59,960	69,794
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17	7,380	7,493
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	10/1/18	3,000	3,188

	Tri-County Metropolitan Transportation District
	of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,250	4,271
	Tri-County Metropolitan Transportation District
	of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	5,000	5,055
					141,676
Pennsylvania (5.1%)
	Allegheny County PA GO	5.000%	12/1/18	7,000	7,464
	Allegheny County PA GO	5.000%	12/1/19	5,250	5,752
	Allegheny County PA Higher Education Building
	Authority University Revenue (Carnegie
	Mellon University) VRDO	0.600%	2/1/17	3,500	3,500
	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center)	5.000%	5/15/17	23,040	23,316
	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center)	5.000%	10/15/17	1,000	1,028
	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center)	5.000%	10/15/18	1,000	1,064
	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center)	1.314%	2/1/21	5,855	5,853
1,2 Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB PUT	0.860%	3/1/17 LOC	10,000	10,000
1,2 Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB PUT	0.860%	4/3/17 LOC	10,070	10,070
2	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	0.670%	2/1/17 LOC	12,445	12,445
	Allegheny County PA Port Authority Revenue	5.000%	3/1/17	2,500	2,509
	Allegheny County PA Sanitary Authority Sewer
	Revenue	5.000%	6/1/18 (4)	3,000	3,152
	Allegheny County PA Sanitary Authority Sewer
	Revenue	5.000%	12/1/18 (4)	3,685	3,934
	Allegheny County PA Sanitary Authority Sewer
	Revenue	5.000%	12/1/20	2,500	2,795
	Allentown PA Neighborhood Improvement Zone
	Development Authority Tax Revenue	5.000%	5/1/25	2,500	2,716
	Beaver County PA Hospital Authority Revenue
	(Heritage Valley Health System Inc.)	5.000%	5/15/18	1,010	1,059
	Beaver County PA Industrial Development
	Authority Pollution Control Revenue
	(FirstEnergy Generation Project) PUT	2.500%	6/1/17	17,250	9,660
	Beaver County PA Industrial Development
	Authority Pollution Control Revenue
	(FirstEnergy Generation Project) PUT	2.700%	4/2/18	8,250	3,643
	Bethel Park PA School District GO	5.000%	8/1/22	500	577
	Bethel Park PA School District GO	5.000%	8/1/23	700	818
1	Bethlehem PA Area School District Authority
	Revenue PUT	0.970%	1/1/18	3,990	3,988
	Bethlehem PA Water Authority Revenue	5.000%	11/15/17 (15)	650	669
	Bethlehem PA Water Authority Revenue	5.000%	11/15/18 (15)	500	530
	Bethlehem PA Water Authority Revenue	5.000%	11/15/19 (15)	1,165	1,266
	Bethlehem PA Water Authority Revenue	5.000%	11/15/20 (15)	1,000	1,108

Bucks County PA GO	5.000%	5/1/20	2,175	2,426
Bucks County PA GO	5.000%	5/1/21	3,060	3,490
Bucks County PA GO	5.000%	5/1/22	1,255	1,457
Bucks County PA GO	5.000%	5/1/23	1,000	1,178
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	6/1/21 (15)	4,500	5,065
Bucks County PA Water & Sewer Authority
Water System Revenue	4.000%	6/1/22 (15)	605	661
Bucks County PA Water & Sewer Authority
Water System Revenue	4.000%	6/1/23 (15)	500	550
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	3.000%	7/1/17	1,650	1,663
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	3.000%	7/1/18	300	307
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	3.000%	7/1/19	1,460	1,504
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	4.000%	7/1/20	525	560
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	4.000%	7/1/21	575	619
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/22	1,150	1,299
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	5.000%	7/1/23	1,410	1,607
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/20	1,015	1,089
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/21	1,070	1,159
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/22	1,120	1,224
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/23	1,180	1,291
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/18	670	701
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/19	500	540
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/18	300	317
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/19	600	652
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/19	240	261
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/20	500	557
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/21	700	794
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/21	400	456
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/22	400	460
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/22	400	462

Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/23	750	874
Delaware County PA Industrial Development
Authority Airport Facilities Revenue (United
Parcel Service Inc.) VRDO	0.630%	2/1/17	12,800	12,800
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.500%	7/1/19 (14)	1,300	1,427
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/20	385	428
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/21	340	385
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/22	275	316
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/18	1,230	1,265
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/19	1,745	1,841
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/20	7,320	7,827
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/22	1,135	1,235
1 Hempfield PA School District GO PUT	1.067%	8/1/19	5,690	5,644
Lancaster County PA Hospital Authority Health
System Revenue (University of Pennsylvania
Health System)	5.000%	8/15/22	2,750	3,180
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/18	1,625	1,735
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/20	2,850	3,188
1 Manheim Township PA School District GO PUT	0.925%	5/1/18	6,850	6,787
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	7/1/21	700	782
Monroeville PA Finance Authority Revenue
(UPMC Health System)	4.000%	2/15/17	750	751
Monroeville PA Finance Authority Revenue
(UPMC Health System)	4.000%	2/15/18	1,250	1,288
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	1,000	1,074
Montgomery County PA GO	5.000%	4/1/21	1,975	2,245
Montgomery County PA GO	5.000%	4/1/23	2,395	2,814
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/18	1,000	1,049
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/19	3,300	3,557
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/20	6,410	7,077
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/17	1,395	1,403
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/18	1,460	1,512
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/19	1,535	1,627

Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/20	1,515	1,634
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.000%	4/1/21	1,550	1,691
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	4.000%	10/1/19	500	526
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/20	1,265	1,390
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/21	1,320	1,471
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.000%	10/1/22	1,380	1,557
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/20	1,200	1,293
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/21	2,175	2,373
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/22	4,000	4,407
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	8,000	7,910
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	5,000	4,944
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	5.000%	7/1/20	1,375	1,414
1 North Penn PA Water Authority Revenue	0.927%	11/1/19	1,000	990
1 North Penn PA Water Authority Revenue PUT	1.017%	11/1/19	2,500	2,480
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/21	1,500	1,676
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/22	3,885	4,396
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/23	2,185	2,487
1 Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project) PUT	2.060%	8/15/20	8,125	8,132
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.000%	3/1/22	925	1,019
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.000%	3/1/23	985	1,088
Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.000%	3/1/23	1,380	1,531

Pennsbury PA School District GO	5.000%	1/15/21	1,250	1,410
Pennsbury PA School District GO	5.000%	1/15/22	1,000	1,149
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	8,980	9,925
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	4.000%	2/1/20	1,650	1,771
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/21	2,250	2,536
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/22	2,775	3,181
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.500%	5/1/18	3,000	3,004
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/18	27,000	28,531
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/21	19,775	20,519
Pennsylvania GO	5.000%	6/1/17	3,060	3,103
Pennsylvania GO	5.000%	7/1/17	4,155	4,228
Pennsylvania GO	5.000%	7/15/17	15,005	15,291
Pennsylvania GO	5.000%	10/15/17	8,500	8,741
Pennsylvania GO	5.000%	10/15/18	10,000	10,637
Pennsylvania GO	5.000%	4/1/19	30,390	32,716
Pennsylvania GO	5.000%	5/1/19	5,000	5,396
Pennsylvania GO	5.000%	6/1/19	15,000	16,226
Pennsylvania GO	5.000%	7/1/19	10,000	10,842
Pennsylvania GO	5.000%	7/1/19	9,900	10,734
Pennsylvania GO	5.000%	3/15/20	5,380	5,926
Pennsylvania GO	5.000%	4/1/20	7,450	8,214
Pennsylvania GO	5.000%	6/15/20	21,120	23,399
Pennsylvania GO	5.000%	7/1/20	20,925	23,207
Pennsylvania GO	5.000%	10/15/20	22,345	24,764
Pennsylvania GO	5.000%	8/1/22	7,500	8,537
Pennsylvania GO	5.000%	6/1/23	3,000	3,441
Pennsylvania GO	4.000%	7/1/23	13,000	14,138
Pennsylvania GO	5.000%	9/15/23	4,830	5,591
Pennsylvania GO	5.000%	9/15/25 (4)	11,000	13,014
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/17	2,205	2,278
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/18	3,490	3,719
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/19	2,490	2,723
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/18	1,075	1,104
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/17	4,655	4,728
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/19	5,480	5,945
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/18	1,000	1,038
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/19	1,850	1,964

Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/17	1,060	1,090
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/18	700	742
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/20	2,745	3,093
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/20	4,605	5,188
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/21	2,120	2,438
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/21	3,000	3,450
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/22	5,000	5,855
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/19	5,655	6,164
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	5/15/20	8,000	8,877
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/20	1,925	2,144
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/21	3,000	3,407
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/22	750	866
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/23	3,000	3,489
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/17	9,740	9,856
Pennsylvania State University Revenue	5.000%	3/1/19 (Prere.)	1,500	1,617
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/19	1,020	1,116
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/22	3,485	4,008
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/17	3,515	3,627
1 Pennsylvania Turnpike Commission Revenue	1.260%	12/1/18	8,750	8,742
1 Pennsylvania Turnpike Commission Revenue	1.340%	12/1/18	10,000	9,988
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	1,150	1,225
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	3,240	3,451
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	5,000	5,432
1 Pennsylvania Turnpike Commission Revenue	1.360%	12/1/19	15,000	14,939
1 Pennsylvania Turnpike Commission Revenue	1.810%	12/1/19	20,000	20,126
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,015	1,109
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,175	1,283
1 Pennsylvania Turnpike Commission Revenue	1.540%	12/1/20	25,100	25,039
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	1,805	2,014

Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21	29,675	33,278
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	1,000	1,131
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/22	34,945	39,670
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	7,905	9,059
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	28,505	32,665
1 Pennsylvania Turnpike Commission Revenue
PUT	1.460%	12/1/18	6,575	6,574
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/22	4,470	5,044
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/23	5,415	6,137
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/17	700	705
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/18	750	783
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/18	1,615	1,685
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/19	1,000	1,075
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/19	1,650	1,773
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/20	750	826
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/20	3,500	3,857
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/21	1,060	1,193
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/21	3,605	4,057
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/22	750	857
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/22	5,680	6,487
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/23	650	750
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/23	5,705	6,585
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (ETM)	2,780	2,948
Philadelphia PA GO	5.000%	7/15/17	1,000	1,018
Philadelphia PA GO	5.000%	8/1/17	3,000	3,058
Philadelphia PA GO	5.000%	12/15/17 (4)	5,555	5,741
Philadelphia PA GO	5.000%	7/15/18	2,000	2,105
Philadelphia PA GO	4.000%	8/1/18	2,000	2,078
Philadelphia PA GO	5.000%	7/15/19	1,410	1,525
Philadelphia PA GO	5.000%	8/1/19	5,150	5,576
Philadelphia PA GO	5.000%	8/1/20	3,625	4,010
Philadelphia PA GO	5.000%	8/1/21	3,500	3,936
Philadelphia PA GO	5.000%	8/1/22	4,500	5,122
Philadelphia PA GO	5.000%	8/1/24 (12)	2,000	2,162
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.610%	2/1/17	8,780	8,780

Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.000%	7/1/17	2,325	2,348
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	6.250%	7/1/23	1,500	1,520
Philadelphia PA Municipal Authority Revenue	5.000%	11/15/18	2,500	2,655
Philadelphia PA School District GO	5.000%	9/1/18	2,780	2,905
Philadelphia PA School District GO	5.125%	9/1/18 (Prere.)	3,325	3,534
Philadelphia PA School District GO	5.000%	9/1/19	6,115	6,537
Philadelphia PA School District GO	5.000%	9/1/20	6,000	6,506
Philadelphia PA School District GO	5.000%	9/1/21	2,745	3,010
Philadelphia PA School District GO	5.000%	9/1/21	4,500	4,924
Philadelphia PA School District GO	5.000%	9/1/21	8,000	8,771
Philadelphia PA School District GO	5.000%	9/1/22	4,000	4,403
Philadelphia PA School District GO	5.000%	9/1/22	6,320	6,956
Philadelphia PA School District GO	5.000%	9/1/23	6,450	7,113
Philadelphia PA School District GO	5.000%	9/1/23	6,200	6,837
Philadelphia PA TRAN	2.000%	6/30/17	19,275	19,358
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/19 (4)	2,500	2,714
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/19	1,000	1,084
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/20	7,165	7,867
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/20	2,000	2,223
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/21	1,000	1,133
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/21	1,250	1,416
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/23	5,000	5,817
Pittsburgh PA GO	5.000%	9/1/18	11,000	11,649
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/19 (4)	2,500	2,729
Pittsburgh PA Water & Sewer Authority
Revenue	5.000%	9/1/20 (4)	3,385	3,787
Pocono Mountain PA School District GO	4.000%	9/1/23 (4)	2,650	2,909
Reading PA School District GO	5.000%	4/1/19	6,230	6,592
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/19 (15)	1,725	1,879
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/20 (15)	1,035	1,152
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/21 (15)	2,670	3,023
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/20	2,995	3,281
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/21	1,000	1,116
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/22	1,000	1,128
1 University Area Joint Authority Pennsylvania
Sewer Revenue PUT	1.060%	11/1/17	2,900	2,895
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	3/15/19 (Prere.)	1,030	1,123

Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/20	2,465	2,715
1 York County PA GO PUT	0.825%	6/1/17	7,085	7,081
				1,158,770
Rhode Island (0.4%)
Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/19	700	747
Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/20	1,165	1,264
Rhode Island Economic Development Corp.
Airport Revenue	5.000%	7/1/21	1,355	1,489
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/21	405	458
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/21	400	453
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/22	450	516
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/22	510	586
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/23	450	522
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/23	640	742
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/24	350	410
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/24	670	784
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/18 (ETM)	1,325	1,404
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/19 (ETM)	1,650	1,798
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/20 (ETM)	1,455	1,623
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/21	5,625	5,970
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/21 (ETM)	1,650	1,878
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/22	2,500	2,660
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/23	2,700	2,864

Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/21	2,330	2,558
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/22	2,510	2,780
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/23	2,200	2,455
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/19	1,255	1,344
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/20	2,760	3,011
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/21 (4)	10,470	11,206
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/21	2,000	2,217
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/22 (4)	11,705	12,599
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/19	10,580	11,319
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/20	3,500	3,799
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/21	2,755	3,020
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/22	2,540	2,809
				85,285
South Carolina (1.2%)
Berkeley County SC School District Revenue	5.000%	12/1/17	600	619
Berkeley County SC School District Revenue	5.000%	12/1/18	1,000	1,063
Berkeley County SC School District Revenue	5.000%	12/1/20	1,000	1,110
Charleston County SC GO	5.000%	11/1/17	1,045	1,078
Charleston County SC GO	5.000%	11/1/17	6,485	6,688
Charleston County SC GO	5.000%	11/1/18	7,085	7,571
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/19	2,000	2,197
1 Charleston SC Waterworks & Sewer Capital
Improvement Revenue PUT	1.210%	1/1/18	8,700	8,703
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/20	600	665
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/21	1,000	1,124
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/22	1,000	1,139
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/17	2,660	2,738
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/18	1,345	1,432
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/20	500	550
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/21	1,000	1,120

Myrtle Beach SC Tax Increase Revenue (Myrtle
Beach Air Force Base Redevelopment
Project)	5.000%	10/1/21	1,245	1,400
Myrtle Beach SC Tax Increase Revenue (Myrtle
Beach Air Force Base Redevelopment
Project)	5.000%	10/1/22	1,240	1,412
Newberry County SC School District Installment
Purchase Revenue	5.000%	12/1/22	1,290	1,482
Oconee County SC Pollution Control Facilities
Revenue (Duke Energy Carolinas Project)	3.600%	2/1/17	15,100	15,100
Richland County SC School District No. 2 GO	5.000%	2/1/22	19,280	22,297
Rock Hill SC Utility System Revenue	5.000%	1/1/22	780	887
Rock Hill SC Utility System Revenue	5.000%	1/1/23	1,110	1,278
Rock Hill SC Utility System Revenue	5.000%	1/1/24	1,000	1,157
South Carolina Association of Governmental
Organizations COP	2.000%	3/1/17	47,500	47,552
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/19	1,250	1,370
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/20	3,250	3,637
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/21	2,635	3,001
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/22	3,785	4,367
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/17	2,320	2,320
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/23	1,850	2,125
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/24	1,800	2,074
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/17	300	306
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18	500	526
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/19	1,000	1,078
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/20	2,700	2,967
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/21	1,000	1,112
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	4.000%	8/1/22	1,500	1,609
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	4.500%	11/1/17	1,000	1,026
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/18	1,500	1,595

South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/19	1,000	1,092
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System Inc.)	5.000%	11/1/20	1,750	1,957
South Carolina Ports Authority Revenue	5.000%	7/1/17	1,535	1,560
South Carolina Public Service Authority
Revenue	5.000%	12/1/17	6,035	6,241
South Carolina Public Service Authority
Revenue	5.000%	12/1/20	18,545	20,877
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	15,000	17,188
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	290	332
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	2,500	2,865
South Carolina Public Service Authority
Revenue	5.000%	12/1/22	500	582
South Carolina Public Service Authority
Revenue	5.000%	12/1/22	1,095	1,274
South Carolina Public Service Authority
Revenue	5.000%	12/1/22	1,500	1,745
South Carolina Public Service Authority
Revenue	5.000%	12/1/23	500	585
2 South Carolina Public Service Authority
Revenue TOB VRDO	0.860%	2/7/17	7,500	7,500
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/19	25,805	28,206
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/20	4,220	4,722
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/23	7,000	8,186
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/23	4,885	5,713
				270,100
South Dakota (0.0%)
South Dakota Building Authority Revenue	5.000%	6/1/20	500	556
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	4.000%	11/1/20	635	687
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/20	645	721
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	4.000%	11/1/21	500	544
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/21	550	626
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/22	375	433
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/22	535	619
				4,186
Tennessee (1.4%)
Chattanooga TN Electric System Revenue	5.000%	9/1/20	3,820	4,293
Chattanooga TN Electric System Revenue	5.000%	9/1/21	2,500	2,871
Chattanooga TN Electric System Revenue	5.000%	9/1/22	2,000	2,337

Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.000%	4/1/22	1,715	1,966
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/20	2,500	2,714
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/21	1,145	1,267
3 Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/22	950	1,054
3 Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/23	1,000	1,117
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/23	1,370	1,535
3 Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/24	1,000	1,122
Memphis TN Electric System Revenue	5.000%	12/1/17	12,500	12,930
Memphis TN GO	5.000%	10/1/17	2,500	2,569
Memphis-Shelby County TN Airport Authority
Revenue	5.000%	7/1/22	5,280	5,958
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.500%	5/15/17 (13)	6,345	6,432
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/17	10,000	10,176
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/19	25,130	27,385
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/24	3,945	4,516
1 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) PUT	1.260%	4/1/17 (Prere.)	4,760	4,760
1 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) PUT	1.260%	10/1/17	4,940	4,940
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/18	5,000	5,267
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/19	6,070	6,583
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	1,000	1,112
Murfreesboro TN GO	5.000%	6/1/20	3,950	4,412
Shelby County TN GO	5.000%	3/1/19	10,275	11,097
Shelby County TN GO	5.000%	4/1/23	1,000	1,181
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.620%	2/1/17 (4)	61,750	61,750
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/18	8,590	8,880
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	12,825	13,651

Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/20	2,735	2,974
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/20	19,005	21,054
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/21	8,510	9,291
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	13,125	14,630
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	1,540	1,721
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	1,280	1,458
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/23	2,275	2,543
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	2,780	3,176
Tennessee GO	5.000%	8/1/18	16,000	16,956
Tennessee GO	5.000%	8/1/18	5,185	5,495
Tennessee GO	5.000%	10/1/18	3,730	3,975
Tennessee Housing Development Agency
Residential Finance Program Revenue	4.000%	7/1/39	2,635	2,790
Tennessee Housing Development Agency
Residential Finance Program Revenue	4.000%	1/1/45	4,010	4,215
Washington County TN GO	4.000%	6/1/21	2,030	2,233
Washington County TN GO	4.000%	6/1/22	5,030	5,590
Washington County TN GO	4.000%	6/1/23	5,260	5,888
				317,864
Texas (9.9%)
Alvin TX Independent School District GO	5.000%	2/15/22	1,780	2,057
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/20	1,000	1,107
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/21	1,000	1,126
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/22	1,000	1,141
Austin TX Electric Utility System Revenue	5.000%	11/15/18	500	534
Austin TX Electric Utility System Revenue	5.000%	11/15/19	500	549
Austin TX Electric Utility System Revenue	5.000%	11/15/20	1,000	1,124
Austin TX GO	5.000%	9/1/17	3,250	3,330
Austin TX GO	5.000%	9/1/22	11,720	13,710
Austin TX Independent School District GO	5.000%	8/1/22	4,500	5,247
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/19	1,000	1,101
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/20	2,420	2,729
Bexar County TX GO	5.000%	6/15/21	5,155	5,877
Bexar County TX GO	5.000%	6/15/21	2,930	3,340
Bexar County TX GO	5.000%	6/15/22	2,775	3,218
Bexar County TX GO	5.000%	6/15/22	6,000	6,957
Bexar County TX GO	5.000%	6/15/23	9,220	10,831
Bexar County TX GO	5.000%	6/15/23	4,055	4,764
Bexar County TX Hospital District GO	5.000%	2/15/21	1,875	2,109
Bexar County TX Hospital District GO	5.000%	2/15/22	1,525	1,741
Bexar County TX Hospital District GO	5.000%	2/15/23	1,465	1,693
Bexar County TX Hospital District GO	5.000%	2/15/24	2,000	2,330
Brownsville TX Independent School District GO	5.000%	2/15/22	2,770	3,201
Brownsville TX Utility System Revenue	5.000%	9/1/20	1,250	1,393

Brownsville TX Utility System Revenue	5.000%	9/1/21	1,000	1,133
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/18	250	258
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/18 (ETM)	1,450	1,513
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/19	530	563
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/20	610	663
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/20	625	680
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20	1,000	1,108
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/21	2,295	2,541
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/22	2,375	2,669
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/23	4,500	5,120
Central Texas Regional Mobility Authority
Revenue PUT	5.000%	1/7/21	5,500	5,972
Conroe TX Independent School District GO	5.000%	2/15/21	3,380	3,824
Conroe TX Independent School District GO	5.000%	2/15/22	3,125	3,612
Conroe TX Independent School District GO	5.000%	2/15/23	4,240	4,977
Coppell TX Independent School District GO	5.000%	8/15/22	1,000	1,167
Corpus Christi TX GO	5.000%	3/1/22	4,000	4,600
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/22	9,835	11,395
Cypress-Fairbanks TX Independent School
District GO PUT	0.900%	8/15/18	7,590	7,522
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/21	7,230	8,091
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/22	5,365	6,085
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/23	1,000	1,149
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/21	3,250	3,745
Dallas TX GO	5.000%	2/15/17 (ETM)	25	25
Dallas TX GO	5.000%	2/15/17	8,855	8,869
Dallas TX GO	5.000%	2/15/21	7,500	8,284
Dallas TX GO	5.000%	2/15/21	3,240	3,579
Dallas TX GO	5.000%	2/15/22	4,290	4,798
Dallas TX GO	5.000%	2/15/23	3,500	3,951
Dallas TX Independent School District GO	5.000%	8/15/23	7,265	8,594
Dallas TX Independent School District GO PUT	1.500%	8/15/18	5,000	5,009
Dallas TX Independent School District GO PUT	5.000%	2/15/22	20,000	22,733
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/17	3,105	3,192
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/17	1,200	1,236
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/18	500	533
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/19	2,500	2,735
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/19	1,000	1,094

Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/19	2,500	2,735
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	2,500	2,789
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	1,000	1,115
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/21	4,000	4,523
Denton County TX GO	5.000%	7/15/22	2,000	2,328
Denton County TX GO	5.000%	7/15/23	2,090	2,472
Denton TX GO	5.000%	2/15/22	2,000	2,196
Denton TX Independent School District GO	0.000%	8/15/20	1,195	1,125
Denton TX Independent School District GO	0.000%	8/15/22	5,000	4,452
Denton TX Independent School District GO PUT	2.000%	8/1/18	3,125	3,159
Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.000%	8/1/19	9,000	9,122
El Paso TX GO	5.000%	8/15/21	5,615	6,411
El Paso TX GO	5.000%	8/15/21	1,935	2,209
El Paso TX GO	5.000%	8/15/22	2,795	3,245
El Paso TX Water & Sewer Revenue	5.000%	3/1/18	1,000	1,044
El Paso TX Water & Sewer Revenue	4.000%	3/1/20	1,000	1,077
El Paso TX Water & Sewer Revenue	4.000%	3/1/21	1,750	1,912
El Paso TX Water & Sewer Revenue	5.000%	3/1/21	1,000	1,133
El Paso TX Water & Sewer Revenue	5.000%	3/1/22	1,000	1,152
Fort Bend County TX GO	5.000%	3/1/20	1,000	1,107
Fort Bend County TX GO	5.000%	3/1/20	5,530	6,124
Fort Bend County TX GO	5.000%	3/1/21	2,000	2,265
Fort Bend County TX GO	5.000%	3/1/22	2,500	2,883
Fort Bend County TX Toll Road Revenue	5.000%	3/1/22	200	229
Fort Bend County TX Toll Road Revenue	5.000%	3/1/23	200	231
Fort Bend TX Independent School District GO	5.000%	8/15/22	1,695	1,978
Fort Worth TX GO	5.000%	3/1/18	4,375	4,564
Fort Worth TX GO	5.000%	3/1/19	3,500	3,772
Fort Worth TX GO	5.000%	3/1/20	10,075	11,151
Fort Worth TX GO	5.000%	3/1/21	10,060	11,385
Fort Worth TX GO	5.000%	3/1/23	9,985	11,673
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/18	4,100	4,273
Frisco TX GO	5.000%	2/15/17	3,000	3,005
Frisco TX GO	5.000%	2/15/18	3,325	3,465
Frisco TX GO	5.000%	2/15/20	4,110	4,554
Frisco TX GO	5.000%	2/15/21	4,295	4,867
Frisco TX GO	5.000%	2/15/21	8,890	10,051
Frisco TX GO	5.000%	2/15/22	7,730	8,898
Frisco TX GO	5.000%	2/15/23	4,115	4,802
Frisco TX Independent School District GO	5.000%	8/15/17	2,350	2,403
Grand Prairie TX Independent School District
GO	5.000%	2/15/21	1,500	1,697
Grand Prairie TX Independent School District
GO	5.000%	2/15/22	1,000	1,156
Grand Prairie TX Independent School District
GO	5.000%	2/15/23	675	792
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	1.160%	6/1/17	3,865	3,861
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	1.260%	6/1/18	1,750	1,743

1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	1.360%	6/1/19	2,250	2,232
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	1.410%	6/1/20	2,000	1,968
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) PUT	1.240%	12/1/19	9,000	8,980
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Baylor College of
Medicine)	5.000%	11/15/20	2,500	2,791
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Baylor College of
Medicine)	5.000%	11/15/21	1,600	1,818
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Baylor College of
Medicine)	5.000%	11/15/22	1,800	2,072
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.620%	2/1/17	15,755	15,755
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/19	2,350	2,569
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/21	4,000	4,559
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/22	2,500	2,893
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/18	425	442
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/19	1,410	1,497
Harris County TX Flood Control District GO	5.250%	10/1/18	2,000	2,141
Harris County TX GO	5.000%	10/1/17	6,775	6,963
Harris County TX GO	5.000%	10/1/18	4,805	5,119
Harris County TX GO	5.000%	10/1/18	2,675	2,850
Harris County TX GO	5.000%	10/1/22	10,025	11,710
Harris County TX GO	5.000%	10/1/22	1,100	1,285
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	5.000%	12/1/18	1,000	1,067
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	5.000%	12/1/19	400	439
Harris County TX Hospital District Revenue	5.000%	2/15/22	1,235	1,399
Harris County TX Hospital District Revenue	5.000%	2/15/23	2,000	2,284
Harris County TX Hospital District Revenue	5.000%	2/15/24	2,250	2,584
Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue	5.000%	11/1/19	2,000	2,194
Harris County TX Sports Authority Revenue	5.000%	11/15/20	3,300	3,684
Harris County TX Sports Authority Revenue	5.000%	11/15/20	575	635
Harris County TX Sports Authority Revenue	5.000%	11/15/21	8,115	9,223
1 Harris County TX Toll Road Revenue	1.440%	8/15/18	4,000	4,002

1 Harris County TX Toll Road Revenue PUT	1.360%	8/15/18	34,250	34,231
Houston TX Airport System Revenue	5.000%	7/1/17	1,500	1,525
Houston TX Airport System Revenue	5.000%	7/1/18	1,720	1,809
Houston TX Airport System Revenue	5.000%	7/1/18 (14)	6,070	6,175
Houston TX Airport System Revenue	5.000%	7/1/19 (14)	3,960	4,028
Houston TX Community College System GO	5.000%	2/15/18	2,500	2,605
Houston TX Community College System GO	5.000%	2/15/19	870	937
Houston TX Community College System GO	5.000%	2/15/19	2,860	3,079
Houston TX Community College System
Revenue	5.000%	4/15/20	1,000	1,111
Houston TX Community College System
Revenue	5.000%	4/15/22	1,885	2,169
Houston TX Community College System
Revenue	5.000%	4/15/23	2,000	2,327
Houston TX Community College System
Revenue	5.000%	4/15/24	2,880	3,385
Houston TX GO	5.000%	3/1/17	1,000	1,004
Houston TX GO	5.000%	3/1/18	1,000	1,043
Houston TX GO	5.000%	3/1/19	12,195	13,152
Houston TX GO	5.000%	3/1/19	1,135	1,224
Houston TX GO	5.000%	3/1/19	10,000	10,785
Houston TX GO	5.000%	3/1/19 (Prere.)	4,460	4,800
Houston TX GO	5.000%	3/1/22	20,000	22,991
Houston TX GO	5.000%	3/1/23	9,105	10,588
Houston TX GO	5.000%	3/1/24	540	580
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/19	700	761
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/21	1,500	1,691
Houston TX Independent School District GO	5.000%	2/15/17	2,375	2,379
Houston TX Independent School District GO	5.000%	2/15/18	1,755	1,829
Houston TX Independent School District GO	5.000%	2/15/19	2,890	3,114
Houston TX Utility System Revenue	5.000%	11/15/17	13,500	13,940
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,600	14,071
Houston TX Utility System Revenue	5.000%	11/15/18	2,500	2,672
Houston TX Utility System Revenue	5.000%	11/15/19	3,000	3,301
Houston TX Utility System Revenue	5.000%	5/15/20	6,000	6,678
Houston TX Utility System Revenue	5.000%	11/15/20	3,500	3,941
Houston TX Utility System Revenue	5.000%	11/15/20	5,000	5,629
Houston TX Utility System Revenue	5.000%	5/15/21	5,000	5,683
Houston TX Utility System Revenue	5.000%	11/15/21	5,000	5,735
Houston TX Utility System Revenue	5.000%	11/15/21	5,460	6,263
Houston TX Utility System Revenue	5.000%	11/15/22	3,205	3,737
Houston TX Utility System Revenue	5.000%	11/15/22	7,115	8,282
Houston TX Utility System Revenue	5.000%	11/15/23	7,400	8,698
1 Houston TX Utility System Revenue PUT	1.410%	6/1/17	18,000	17,997
1 Houston TX Utility System Revenue PUT	1.560%	5/1/20	19,500	19,419
Irving TX Independent School District GO	5.000%	2/15/22	3,750	4,334
Irving TX Independent School District GO	5.000%	2/15/23	2,000	2,348
Katy TX Independent School District GO	5.000%	2/15/21	2,185	2,472
Katy TX Independent School District GO	5.000%	2/15/22	2,295	2,652
Katy TX Independent School District GO	5.000%	2/15/23	1,510	1,772
1 Katy TX Independent School District GO PUT	1.065%	8/15/19	14,470	14,452
Keller TX Independent School District GO	5.000%	8/15/20	2,650	2,972
Keller TX Independent School District GO	5.000%	8/15/22	3,000	3,493

Kerrville TX Health Facilities Development Corp.
Hospital Revenue (Peterson Regional Medical
Center Project)	5.000%	8/15/21	800	890
Kerrville TX Health Facilities Development Corp.
Hospital Revenue (Peterson Regional Medical
Center Project)	5.000%	8/15/22	1,000	1,122
Klein TX Independent School District GO	5.000%	8/1/20	2,500	2,801
Klein TX Independent School District GO	5.000%	8/1/21	8,550	9,777
Klein TX Independent School District GO	5.000%	8/1/22	5,000	5,830
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/19	2,705	2,915
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/20	3,005	3,328
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/21	2,320	2,625
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/22	2,500	2,889
Leander TX Independent School District GO	0.000%	8/16/20	2,675	2,517
Leander TX Independent School District GO	0.000%	8/16/21	5,395	4,941
Leander TX Independent School District GO	0.000%	8/16/22	9,615	8,559
Leander TX Independent School District GO	0.000%	8/16/23	8,500	7,319
Lewisville TX Independent School District GO	4.000%	8/15/20	1,000	1,086
Lewisville TX Independent School District GO	5.000%	8/15/20	18,000	20,185
Lewisville TX Independent School District GO	4.000%	8/15/21	2,240	2,466
Lewisville TX Independent School District GO	5.000%	8/15/21	12,700	14,535
Lewisville TX Independent School District GO	5.000%	8/15/22	7,500	8,751
Lewisville TX Independent School District GO	5.000%	8/15/22	2,605	3,025
Lone Star College System Texas GO	5.000%	2/15/22	6,000	6,898
Lower Colorado River Authority Texas Revenue	5.000%	5/15/17	1,710	1,730
Lower Colorado River Authority Texas Revenue	5.000%	5/15/22	850	969
Lower Colorado River Authority Texas Revenue	5.000%	5/15/23	1,200	1,382
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/20	1,000	1,109
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/21	800	905
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/22	2,050	2,354
Lubbock TX GO	5.000%	2/15/21	850	957
Lubbock TX GO	5.000%	2/15/21	1,755	1,975
Lubbock TX GO	5.000%	2/15/22	1,590	1,820
Lubbock TX GO	5.000%	2/15/22	645	738
Lubbock TX GO	5.000%	2/15/23	1,780	2,068
Lubbock TX GO	5.000%	2/15/23	720	837
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/17	4,210	4,280
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/18	1,765	1,859
Magnolia TX Independent School District GO	5.000%	8/15/21	1,505	1,722
Magnolia TX Independent School District GO	5.000%	8/15/22	1,580	1,843
Magnolia TX Independent School District GO	5.000%	8/15/23	510	603
Marshall TX Independent School District GO	5.000%	2/15/23	2,185	2,565
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/23	500	558

New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/24	625	696
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/20	180	188
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/21	310	324
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/22	215	225
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/23	1,265	1,401
Newark TX Cultural Education Facilities Finance
Corp. Revenue	5.000%	11/15/22	1,000	1,146
Newark TX Cultural Education Facilities Finance
Corp. Revenue	5.000%	11/15/23	1,000	1,156
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/17	1,000	1,022
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/18	750	793
North Central TX Health Facilities Development
Corp. Hospital Revenue (Children's Medical
Center of Dallas Project)	5.000%	8/15/19	1,900	2,070
North East TX Independent School District GO	5.000%	2/1/22	6,985	8,067
North East TX Independent School District GO
PUT	1.420%	8/1/21	9,000	8,734
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/23	900	1,001
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/24	1,285	1,435
North Texas Tollway Authority System Revenue	4.000%	9/1/17	1,725	1,756
North Texas Tollway Authority System Revenue	5.000%	9/1/17	1,480	1,516
North Texas Tollway Authority System Revenue	5.000%	1/1/19	4,000	4,273
North Texas Tollway Authority System Revenue	5.000%	1/1/20	2,000	2,195
North Texas Tollway Authority System Revenue	5.000%	1/1/20	4,000	4,391
North Texas Tollway Authority System Revenue	5.000%	1/1/20	700	765
North Texas Tollway Authority System Revenue	5.000%	1/1/20	5,000	5,488
North Texas Tollway Authority System Revenue	5.000%	1/1/21	11,280	12,666
North Texas Tollway Authority System Revenue	5.000%	1/1/21	1,000	1,113
North Texas Tollway Authority System Revenue	5.000%	1/1/21	3,600	4,042
North Texas Tollway Authority System Revenue	5.000%	1/1/22	5,250	5,976
North Texas Tollway Authority System Revenue	5.000%	1/1/22	1,500	1,697
North Texas Tollway Authority System Revenue	5.000%	1/1/22	6,155	7,006
North Texas Tollway Authority System Revenue	5.000%	1/1/23	9,500	10,974
1 North Texas Tollway Authority System Revenue
PUT	1.460%	1/1/19	15,000	15,015
1 North Texas Tollway Authority System Revenue
PUT	1.330%	1/1/20	29,690	29,775
Northside Independent School District Texas
GO PUT	2.125%	8/1/17	6,485	6,505
Northside Independent School District Texas
GO PUT	1.750%	6/1/22	12,500	12,203

Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/19	1,735	1,893
Port Authority of Houston TX GO	5.000%	10/1/20	3,110	3,496
Port Authority of Houston TX GO	5.000%	10/1/21	8,900	10,212
Port Authority of Houston TX GO	5.000%	10/1/22	2,700	3,155
Prosper TX Independent School District GO	5.000%	2/15/21	1,190	1,347
Prosper TX Independent School District GO	5.000%	2/15/22	1,315	1,515
Prosper TX Independent School District GO	5.000%	2/15/23	400	469
Richardson TX Independent School District GO	5.000%	2/15/22	2,500	2,897
Richardson TX Independent School District GO	5.000%	2/15/23	3,000	3,535
Rockwall TX GO	5.000%	8/1/21	800	912
Rockwall TX GO	5.000%	8/1/22	2,770	3,207
Rockwall TX GO	5.000%	8/1/23	1,635	1,918
Round Rock TX Independent School District GO	5.000%	8/1/21	3,095	3,539
Round Rock TX Independent School District GO	5.000%	8/1/22	1,000	1,166
Round Rock TX Independent School District GO	5.000%	8/1/23	2,000	2,365
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/21	5,100	5,731
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/18	2,250	2,383
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	1,000	1,086
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/20	6,980	7,726
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	12,000	13,595
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	5,450	6,174
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	11,750	13,564
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	4,000	4,618
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	26,500	31,070
1 San Antonio TX Electric & Gas Systems
Revenue PUT	1.040%	2/1/18	27,250	27,189
San Antonio TX Electric & Gas Systems
Revenue PUT	2.000%	12/1/18	10,165	10,303
San Antonio TX Electric & Gas Systems
Revenue PUT	3.000%	12/1/20	20,000	20,910
San Antonio TX GO	5.000%	2/1/17	1,300	1,300
San Antonio TX GO	5.000%	2/1/17	4,135	4,135
San Antonio TX GO	5.000%	8/1/17	1,070	1,093
San Antonio TX GO	5.000%	2/1/18	3,500	3,643
San Antonio TX GO	5.000%	8/1/18	1,000	1,060
San Antonio TX GO	5.000%	2/1/20	2,500	2,769
San Antonio TX GO	5.000%	2/1/21	3,500	3,968
San Antonio TX GO	5.000%	2/1/22	3,000	3,466
San Antonio TX Independent School District GO	5.000%	8/15/22	1,330	1,552
San Antonio TX Independent School District GO
PUT	2.000%	8/1/18	7,270	7,351
San Antonio TX Water Revenue	5.000%	5/15/17	2,160	2,186
San Antonio TX Water Revenue	5.000%	5/15/19	2,250	2,440
San Antonio TX Water Revenue	5.000%	5/15/20	1,500	1,672
San Antonio TX Water Revenue	5.000%	5/15/20	1,500	1,672
San Antonio TX Water Revenue	5.000%	5/15/21	1,000	1,139

San Antonio TX Water Revenue	5.000%	5/15/22	1,750	2,027
1 San Antonio TX Water Revenue PUT	1.060%	11/1/17	19,375	19,378
San Antonio TX Water Revenue PUT	2.000%	11/1/21	40,000	39,860
Schertz-Cibolo-Universal City TX Independent
School District GO	5.000%	2/1/23	3,830	4,486
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/20	3,000	3,370
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/21	2,500	2,865
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/22	3,900	4,546
Spring Branch TX Independent School District
GO	5.000%	2/1/22	5,000	5,774
Stephen F Austin TX State University Revenue	5.000%	10/15/23	1,050	1,224
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Hendrick
Medical Center)	5.000%	9/1/21	1,200	1,348
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/19	2,225	2,432
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/20	1,845	2,063
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/21	2,400	2,735
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/17 (ETM)	150	153
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/17 (ETM)	1,850	1,892
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20	1,520	1,689
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Buckingham Senior Living Community Inc.)	3.875%	11/15/20	1,750	1,750
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/21	1,000	1,135
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/22	1,375	1,589
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/21	4,425	5,042
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/22	6,000	6,961
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/23	13,235	15,615
Texas GO	5.000%	10/1/17	7,500	7,711
Texas GO	5.000%	10/1/18	7,500	7,999
Texas GO	5.000%	10/1/18	4,650	4,958
Texas GO	5.000%	10/1/19	8,000	8,793
Texas GO	5.000%	10/1/20	10,000	11,267
Texas GO	5.000%	4/1/21	3,490	3,974

Texas GO	5.000%	10/1/21	19,000	21,861
Texas GO	5.000%	10/1/21	5,950	6,846
1 Texas Municipal Gas Acquisition & Supply Corp.
Revenue	1.130%	9/15/17	1,665	1,664
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	2,425	2,509
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	14,935	15,440
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/18	1,740	1,846
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/19	5,000	5,405
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/19	6,495	7,036
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/20	6,000	6,590
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	3,750	4,137
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/21	2,000	2,234
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/22	1,000	1,114
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	3,415	3,912
Texas Public Finance Authority Revenue
(Midwestern State University)	5.000%	12/1/20	1,000	1,118
Texas Public Finance Authority Revenue
(Midwestern State University)	5.000%	12/1/21	1,250	1,420
Texas Public Finance Authority Revenue
(Midwestern State University)	5.000%	12/1/22	675	776
Texas Public Finance Authority Revenue
(Midwestern State University)	5.000%	12/1/23	1,720	1,999
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	1/1/18	3,480	3,490
Texas State University System Financing
System Revenue	5.000%	3/15/21	2,250	2,551
Texas State University System Financing
System Revenue	5.000%	3/15/22	1,845	2,129
Texas State University System Financing
System Revenue	5.000%	3/15/23	2,200	2,575
Texas Tech University System Financing
System Revenue	5.000%	8/15/17	2,115	2,163
Texas Tech University System Financing
System Revenue	5.000%	8/15/18	3,065	3,250
Texas Tech University System Financing
System Revenue	5.000%	8/15/19	3,040	3,323
Texas Tech University System Financing
System Revenue	5.000%	8/15/20	5,000	5,607
Texas Transportation Commission GO	5.000%	4/1/19	13,425	14,537
Texas Transportation Commission GO	5.000%	4/1/20	11,465	12,758
Texas Transportation Commission GO	5.000%	10/1/20	15,000	16,900
Texas Transportation Commission GO	5.000%	10/1/21	15,000	17,258
Texas Transportation Commission GO	5.000%	4/1/22	13,925	16,159
Texas Transportation Commission GO	5.000%	10/1/24	9,295	11,169
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/22	16,855	19,748

1 Texas Transportation Commission Mobility Fund
GO PUT	1.040%	10/1/18	50,000	49,971
Texas Transportation Commission Revenue	5.000%	4/1/17 (Prere.)	7,500	7,552
Texas Transportation Commission Revenue	5.000%	4/1/17	1,845	1,858
Texas Transportation Commission Revenue	5.000%	10/1/19	24,000	26,379
Texas Transportation Commission Revenue	5.000%	10/1/20	35,000	39,474
Texas Transportation Commission Revenue	5.000%	10/1/21	10,000	11,520
Texas Transportation Commission Revenue	5.000%	10/1/21	37,000	42,625
Texas Transportation Commission Revenue	5.000%	10/1/22	5,000	5,870
Texas Transportation Commission Revenue	5.000%	10/1/23	4,420	5,247
1 Texas Transportation Commission Revenue
PUT	1.010%	4/1/17	69,000	68,999
Texas Transportation Commission Turnpike
System Revenue PUT	5.000%	4/1/20	19,200	21,054
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/22 (ETM)	1,920	1,711
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/22 (2)	8,365	7,309
Texas Water Development Board Revenue	5.000%	4/15/22	5,250	6,097
Texas Water Development Board Revenue	5.000%	4/15/22	4,810	5,586
Texas Water Development Board Revenue	5.000%	10/15/22	3,480	4,080
Tomball TX Independent School District GO
PUT	1.100%	8/15/19	4,500	4,440
University of Houston Texas Revenue	5.000%	2/15/20	6,100	6,751
University of Houston Texas Revenue	5.000%	2/15/21	4,405	4,984
University of Houston Texas Revenue	5.000%	2/15/23	6,880	8,042
University of North Texas Revenue	5.000%	4/15/18	1,000	1,048
University of North Texas Revenue	5.000%	4/15/20 (ETM)	325	362
University of North Texas Revenue	5.000%	4/15/20	2,180	2,420
University of North Texas Revenue	5.000%	4/15/21	1,750	1,982
University of North Texas Revenue	5.000%	4/15/22	1,000	1,155
University of North Texas Revenue	5.000%	4/15/23	1,200	1,405
University of Texas Permanent University Fund
Revenue	5.000%	7/1/20	4,020	4,495
University of Texas Permanent University Fund
Revenue	5.000%	7/1/21	4,175	4,772
University of Texas Permanent University Fund
Revenue	5.000%	7/1/21	1,250	1,429
University of Texas Permanent University Fund
Revenue	5.000%	7/1/22	2,000	2,328
University of Texas Permanent University Fund
Revenue	5.000%	7/1/22	2,820	3,283
University of Texas Permanent University Fund
Revenue	5.000%	7/1/22	1,500	1,746
University of Texas Permanent University Fund
Revenue	5.000%	7/1/23	2,650	3,133
University of Texas Permanent University Fund
Revenue	5.000%	7/1/23	1,250	1,478
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/17	25,135	25,704
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/18	6,505	6,900
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/18	4,525	4,800
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	9,255	10,122

University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	5,000	5,468
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	3,660	4,109
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	11,860	13,602
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	2,000	2,294
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	5,000	5,734
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/22	5,735	6,696
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/22	26,500	30,938
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/22	5,260	6,141
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/22	2,500	2,919
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/23	3,350	3,970
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/23	17,465	20,696
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/23	15,000	17,775
Waller TX Independent School District GO	5.000%	2/15/22	1,095	1,262
				2,252,017
Utah (0.4%)
Alpine UT School District GO	5.000%	3/15/17	4,320	4,343
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/17	5,625	5,720
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/17	1,300	1,323
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/18	2,425	2,555
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/18	8,000	8,427
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/19	2,360	2,559
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/20	3,500	3,691
University of Utah Revenue	4.000%	8/1/20	700	761
University of Utah Revenue	5.000%	8/1/21	600	686
University of Utah Revenue	5.000%	8/1/22	1,150	1,339
University of Utah Revenue	5.000%	8/1/23	600	708
Utah Associated Municipal Power Systems
Revenue (Payson Power Project)	4.000%	4/1/18	3,550	3,656
Utah GO	5.000%	7/1/17	6,125	6,233
Utah GO	5.000%	7/1/17	10,000	10,177
Utah GO	5.000%	7/1/18	3,000	3,170
Utah GO	5.000%	7/1/18	19,000	20,077
Utah Transit Authority Sales Tax Revenue	1.600%	12/15/17 (Prere.)	14,000	14,082
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21	550	622
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22	710	816
Washington County UT School District GO	5.000%	3/1/22	5,165	5,995
				96,940

Vermont (0.0%)
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	5.000%	12/1/21	350	396
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	5.000%	12/1/22	650	747
				1,143
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	5,510	5,098
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	5,790	5,098
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/20	1,000	1,078
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/21	2,000	2,177
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/22	2,000	2,194
				15,645
Virginia (2.3%)
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/20	2,500	2,815
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/21	6,185	7,110
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/17	2,480	2,498
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/18	4,255	4,456
Fairfax County VA GO	4.000%	10/1/21	6,510	7,210
Fairfax County VA GO	3.000%	10/1/22	9,555	10,147
Fairfax County VA Public Improvement GO	5.000%	4/1/18	10,885	11,397
Halifax County VA Industrial Development
Authority Revenue (Virginia Electric & Power
Co.) PUT	2.150%	9/1/20	10,000	10,070
Henrico County VA School District GO	5.000%	8/1/20	1,055	1,186
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	4.000%	1/1/21	440	466
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	4.000%	1/1/22	530	564
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	4.000%	1/1/23	825	875
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	4.000%	1/1/24	1,015	1,070
Loudoun County VA GO	5.000%	12/1/18	3,435	3,680
Louisa VA Industrial Development Authority Poll
Control Revenue (Virginia Electric & Power
Co.) PUT	1.750%	5/16/19	10,000	10,067
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	4.000%	12/1/21	2,800	2,886
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	4.000%	12/1/22	2,900	2,980

Newport News VA Economical Development
Authority Residential Care Facilities Revenue	4.000%	12/1/23	3,070	3,134
Norfolk VA GO	5.000%	10/1/22	2,535	2,969
Norfolk VA GO	5.000%	10/1/23	360	427
Peninsula VA Ports Authority Coal Terminal
Revenue PUT	1.550%	10/1/19	1,875	1,857
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/19	5,015	5,429
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/20	1,460	1,620
University of Virginia Revenue	5.000%	9/1/17	1,275	1,306
University of Virginia Revenue	5.000%	6/1/20	500	560
University of Virginia Revenue	5.000%	6/1/21	2,660	3,048
University of Virginia Revenue	5.000%	8/1/21	33,000	37,956
Virginia Beach VA GO	5.000%	4/1/18	3,250	3,403
Virginia Beach VA GO	5.000%	7/15/18	2,995	3,169
Virginia Beach VA GO	5.000%	5/1/20	4,300	4,801
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/18	9,585	9,976
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/22	19,465	22,501
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/17	1,150	1,162
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/18	425	439
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/19	425	446
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/20	275	292
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/21	1,000	1,067
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/21	1,140	1,217
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/22	570	612
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/20	7,685	8,636
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/21	10,990	12,615
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/21	18,585	21,334

Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	11,870	13,865
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/23	12,110	14,335
Virginia Commonwealth Transportation Board
GAN	5.000%	9/15/20	3,130	3,521
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/17	5,070	5,097
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/17	3,015	3,031
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/17	2,970	3,047
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/18	3,280	3,429
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/18	8,115	8,542
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/19	1,750	1,890
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/19	8,525	9,268
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/19	1,605	1,760
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/22	4,000	4,635
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/22	3,865	4,522
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/23	2,685	3,159
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/23	5,000	5,929
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/17	12,550	12,816
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/18	4,725	5,007
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	8,530	9,322
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19 (Prere.)	11,350	12,394
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	4,965	5,426
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	17,870	19,530
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/20	5,220	5,856
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/20	18,830	21,126
Virginia Public School Authority Revenue	5.000%	8/1/18	16,665	17,659
Virginia Public School Authority Revenue	5.000%	8/1/19	16,220	17,722
Virginia Public School Authority Revenue	5.000%	8/1/20	20,425	22,908
Virginia Public School Authority Revenue	5.000%	8/1/21	36,405	41,761
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/18	5,360	5,710
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/19	3,500	3,845

Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	1.875%	6/1/20	8,000	7,939
York County VA Economic Development
Authority Pollution Control Revenue (VA
Electric & Power Co. Project) PUT	1.875%	5/16/19	5,000	5,040
				529,544
Washington (2.6%)
2 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.670%	2/1/17	18,775	18,775
Central Washington University System Revenue	5.000%	5/1/17	1,860	1,879
Central Washington University System Revenue	5.000%	5/1/18	1,960	2,053
Central Washington University System Revenue	5.000%	5/1/19	2,050	2,213
Central Washington University System Revenue	5.000%	5/1/20	2,150	2,378
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/18	22,000	23,241
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	1,160	1,298
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	14,000	14,246
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/17	20,000	20,351
1 Everett WA GO PUT	1.060%	12/1/19	3,725	3,676
1 Grant County WA Public Utility District No. 2
Electric System Revenue PUT	0.980%	12/1/17	10,000	9,976
King County WA (Public Hospital District) GO	5.000%	12/1/19	2,500	2,747
King County WA (Public Hospital District) GO	5.000%	12/1/20	2,500	2,814
King County WA School District No. 216 GO	4.000%	12/1/18	1,250	1,314
King County WA School District No. 216 GO	4.000%	12/1/19	1,360	1,459
King County WA School District No. 216 GO	5.000%	12/1/20	2,085	2,349
King County WA School District No. 216 GO	5.000%	12/1/21	2,265	2,601
King County WA School District No. 414 GO	5.000%	12/1/22	4,000	4,686
King County WA Sewer Revenue	5.000%	1/1/19	12,835	13,779
King County WA Sewer Revenue	5.000%	7/1/22	5,330	6,216
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/18	1,400	1,489
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/20	1,000	1,122
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,000	1,144
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/17	4,000	4,128
Port of Seattle WA Revenue	5.000%	3/1/20	4,000	4,411
Port of Seattle WA Revenue	5.000%	3/1/22	1,250	1,432
Seattle WA GO	5.000%	5/1/18	7,935	8,342
Seattle WA GO	5.000%	5/1/19	8,385	9,111
Seattle WA GO	5.000%	6/1/22	15,755	18,413
1 Seattle WA Municipal Light & Power Revenue
PUT	1.340%	11/1/18	6,750	6,749
1 Seattle WA Municipal Light & Power Revenue
PUT	1.340%	11/1/18	8,250	8,249
2 Seattle WA Water System Revenue TOB VRDO	0.680%	2/7/17	5,060	5,060
Skagit County WA Public Hospital District
Revenue	3.000%	12/1/17	325	329
Skagit County WA Public Hospital District
Revenue	4.000%	12/1/18	400	415

Skagit County WA Public Hospital District
Revenue	4.000%	12/1/20	1,705	1,798
Skagit County WA Public Hospital District
Revenue	4.000%	12/1/22	1,340	1,413
Skagit County WA Public Hospital District
Revenue	4.000%	12/1/23	1,915	2,014
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/20	1,000	1,127
Snohomish County WA School District No. 4
(Lake Stevens) GO	5.000%	12/1/21	735	845
Snohomish County WA School District No. 4
(Lake Stevens) GO	5.000%	12/1/22	700	818
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/25	3,740	3,750
University of Washington Revenue	5.000%	4/1/17	6,880	6,929
University of Washington Revenue	5.000%	4/1/18	7,225	7,568
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/19	10,000	10,895
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	41,360	46,281
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21	41,175	47,027
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/18	1,150	1,210
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/19	850	922
Washington Economic Development Finance
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.250%	11/1/17	2,525	2,528
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	14,273	15,145
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/20	9,210	10,303
Washington GO	5.000%	7/1/17	5,000	5,088
Washington GO	5.000%	8/1/17	6,605	6,744
Washington GO	5.000%	8/1/17	11,175	11,409
Washington GO	5.000%	7/1/18	15,000	15,846
Washington GO	5.000%	7/1/18	24,315	25,687
Washington GO	5.000%	7/1/18	21,220	22,417
Washington GO	5.000%	7/1/19	14,580	15,888
Washington GO	5.000%	7/1/19	19,770	21,544
Washington GO	5.000%	7/1/20	9,070	10,149
Washington GO	5.000%	8/1/20	10,000	11,212
Washington GO	5.000%	7/1/21	11,000	12,321
Washington GO	5.000%	8/1/23	14,325	16,888
2 Washington GO TOB VRDO	0.690%	2/7/17	17,785	17,785
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/20	875	957
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/21	1,000	1,106
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/22	1,965	2,195
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	4.000%	8/15/19	850	905

Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/19	1,000	1,090
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	4.000%	8/15/20	1,000	1,081
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/20	1,380	1,539
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	4.000%	8/15/21	1,000	1,093
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/20	1,000	1,117
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/21	1,000	1,137
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/17	1,360	1,397
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/18	700	745
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/19	1,000	1,095
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/22	1,800	2,086
Washington Health Care Facilities Authority
Revenue (Providence Health & Services) PUT	5.000%	10/1/21	3,085	3,495
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/19	600	641
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/20	1,105	1,208
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	4.000%	3/1/21	800	856
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/22	735	831
Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	4.875%	1/1/22	3,000	2,986
Washington State University General Revenue	5.000%	4/1/20	1,100	1,222
Washington State University General Revenue	5.000%	4/1/21	1,300	1,476
Washington State University General Revenue	5.000%	4/1/22	1,400	1,616
				593,870
West Virginia (0.2%)
Mason County WV Pollution Control Revenue
(Appalachian Power Co. Project) PUT	1.625%	10/1/18	6,000	5,987
West Virginia Economic Development Authority
Pollution Control Revenue (American Electric
Power Co.Inc.)	3.250%	5/1/19	10,000	10,237
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	1.900%	4/1/19	5,000	4,994
West Virginia GO	5.000%	6/1/22	11,010	12,794
West Virginia University Revenue	5.000%	10/1/18	1,300	1,383
1 West Virginia University Revenue PUT	1.190%	10/1/19	3,500	3,494
West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/21	750	857
				39,746

Wisconsin (1.2%)
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/17	3,370	3,461
Milwaukee WI GO	2.000%	10/1/17	53,750	54,146
Milwaukee WI GO	5.000%	5/1/18	11,655	12,240
Milwaukee WI Sewerage System Revenue	5.000%	6/1/21	3,440	3,928
Milwaukee WI Sewerage System Revenue	5.000%	6/1/22	3,615	4,201
Milwaukee WI Sewerage System Revenue	5.000%	6/1/23	3,800	4,479
University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/18	750	785
University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/20	660	730
Wisconsin Clean Water Revenue	5.000%	6/1/22	5,500	6,391
Wisconsin GO	5.000%	5/1/17	3,240	3,275
Wisconsin GO	5.000%	5/1/17 (ETM)	160	162
Wisconsin GO	5.000%	5/1/17	7,000	7,075
Wisconsin GO	5.000%	5/1/17 (ETM)	4,700	4,750
Wisconsin GO	5.000%	11/1/17	4,500	4,641
Wisconsin GO	5.000%	11/1/18	11,000	11,753
Wisconsin GO	5.000%	5/1/19	5,000	5,425
Wisconsin GO	5.000%	5/1/19	5,000	5,425
Wisconsin GO	5.000%	11/1/19	3,100	3,413
Wisconsin GO	5.000%	5/1/20	5,250	5,855
Wisconsin GO	5.000%	11/1/20	7,400	8,353
Wisconsin GO	5.000%	5/1/24	9,045	10,474
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (Iowa
Health System Obligated Group)	5.000%	12/1/18	850	907
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (Iowa
Health System Obligated Group)	5.000%	12/1/20	820	918
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	5.000%	6/1/20	34,460	38,169
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,000	1,017
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	5,025	5,110
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/19	1,160	1,251
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	1.250%	8/15/17	6,250	6,252
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	4.000%	8/15/17	1,000	1,016
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	8/15/18	1,000	1,058
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/18	750	800
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	4.000%	8/15/19	1,500	1,597

Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/19	1,500	1,647
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	8/15/20	5,335	5,942
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/20	2,275	2,551
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/21	2,485	2,838
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/21	630	715
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/22	350	403
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/23	325	378
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/20	1,840	2,012
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/21	1,990	2,215
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/22	2,100	2,362
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/23	2,130	2,412
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/18 (ETM)	730	773
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/18 (Prere.)	3,740	3,962
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/18	500	533
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/21	800	911
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/18	1,495	1,568
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/19	2,130	2,298
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/20	4,685	5,179
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/21	2,070	2,320
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/21	4,830	5,438
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/22	2,125	2,411
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/22	3,085	3,517
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/23	1,275	1,459

Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/24	2,475	2,844
Wisconsin Public Finance Authority Lease
Development Revenue (Central District
Development Project)	5.000%	3/1/20	900	986
Wisconsin Public Finance Authority Lease
Development Revenue (Central District
Development Project)	5.000%	3/1/21	900	1,003
Wisconsin Public Finance Authority Lease
Development Revenue (Central District
Development Project)	5.000%	3/1/22	1,375	1,547
Wisconsin Public Finance Authority Lease
Development Revenue (Central District
Development Project)	5.000%	3/1/23	1,400	1,595
Wisconsin Public Finance Authority Revenue
(Church Home of Hartford Inc.)	4.000%	9/1/20	425	438
				281,314
Wyoming (0.0%)
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/22 (15)	350	397
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/23 (15)	200	229
				626
Total Tax-Exempt Municipal Bonds (Cost $22,132,527)				22,080,096
			Shares
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
5 Vanguard Municipal Cash Management Fund
(Cost $312,752)	0.653%		3,127,514	312,783
Total Investments (98.8%) (Cost $22,445,279)				22,392,879
Other Assets and Liabilities-Net (1.2%)				261,973
Net Assets (100%)				22,654,852

1 Adjustable-rate security.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate value of these securities was $780,027,000, representing 3.4% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
January 31, 2017.
4 Securities with a value of $2,524,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.

PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system

(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	22,080,096	—
Temporary Cash Investments	312,783	—	—
Futures Contracts—Assets[1]	19	—	—
Futures Contracts—Liabilities[1]	(290)	—	—
Total	312,512	22,080,096	—

1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
Futures Contracts	Expiration	Long (Short)	Settlement	Appreciation)

		Contracts	Value Long (Depreciation
			(Short)
5-Year U.S. Treasury Note	March 2017	270	31,824	(7)
Ultra Long U.S. Treasury Bond	March 2017	(46)	(7,392)	(76)
				(83)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2017, the cost of investment securities for tax purposes was $22,445,790,000. Net unrealized depreciation of investment securities for tax purposes was $52,911,000, consisting of unrealized gains of $119,566,000 on securities that had risen in value since their purchase and $172,477,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Tax-Exempt Fund

Schedule of Investments (unaudited)

As of January 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.6%)
Alabama (0.5%)
Chatom AL Industrial Development Board Gulf
Opportunity Zone Revenue (Power South
Energy Cooperative Projects) PUT	0.875%	2/1/17	12,100	12,080
Chatom AL Industrial Development Board Gulf
Opportunity Zone Revenue (Power South
Energy Cooperative Projects) PUT	0.950%	5/15/17	24,940	24,931
Chatom AL Industrial Development Board Gulf
Opportunity Zone Revenue (Power South
Energy Cooperative Projects) PUT	1.000%	6/1/17	9,200	9,200
Jefferson County AL Sewer Revenue	5.000%	10/1/17	1,625	1,656
Jefferson County AL Sewer Revenue	5.000%	10/1/18	1,500	1,555
Mobile AL Industrial Development Board
Pollution Control Revenue (Alabama Power
Co.) PUT	1.625%	10/2/18	10,000	10,028
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/19	850	915
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/20	1,275	1,409
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.660%	2/7/17 LOC	15,000	15,000
				76,774
Alaska (0.3%)
Alaska Housing Finance Corp. Home Mortgage
Revenue VRDO	0.640%	2/7/17	6,800	6,800
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/19	7,505	8,092
Alaska Railroad Corp. Capital Grant Receipt
Revenue	5.000%	8/1/20	6,900	7,583
Matanuska-Susitna Borough AK GO	5.000%	3/1/18	3,775	3,941
North Slope Borough AK GO	4.000%	6/30/17	9,000	9,121
North Slope Borough AK GO	4.000%	6/30/18	1,200	1,248
North Slope Borough AK GO	4.000%	6/30/18	5,340	5,553
				42,338
Arizona (1.0%)
Arizona Board Regents University of Arizona
System Revenue	4.000%	6/1/18	1,000	1,040
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	4.000%	2/1/17	2,000	2,000
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/18	1,000	1,036
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/18 (Prere.)	15,000	15,556
1 Arizona Health Facilities Authority Revenue
(Banner Health) TOB VRDO	0.780%	2/7/17 (Prere.)	5,000	5,000

2 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	2.510%	2/5/20	12,500	12,700
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/17	750	774
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/18	500	532
Arizona School Facilities Board COP	5.000%	9/1/17	1,800	1,843
Arizona School Facilities Board COP	5.000%	9/1/18	1,500	1,588
Arizona School Facilities Board COP	5.000%	9/1/19	7,500	8,168
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/20	2,000	2,238
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/18	1,050	1,110
Arizona Transportation Board Highway Revenue	5.000%	7/1/18	4,500	4,756
Glendale AZ GO	4.000%	7/1/19 (4)	1,600	1,687
Glendale AZ GO	4.000%	7/1/20 (4)	2,920	3,121
Goodyear Public Improvement Corp. Municipal
Facilities Revenue	5.000%	7/1/17	1,400	1,424
Maricopa County AZ COP	5.000%	7/1/17	15,000	15,258
Maricopa County AZ COP	5.000%	7/1/18	10,000	10,544
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	4.000%	1/1/19	3,000	3,153
Maricopa County AZ Unified School District No.
4 (Mesa) GO	4.000%	7/1/19	3,750	3,996
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/17	4,250	4,325
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	4.000%	7/1/18	2,690	2,801
Phoenix AZ GO	4.000%	7/1/20	10,095	10,961
Pima County AZ Sewer Revenue	4.000%	7/1/17	2,000	2,027
Pima County AZ Tucson Unified School District
No. 1 GO	4.000%	7/1/19 (15)	1,355	1,438
Tempe AZ Excise Tax Revenue	5.000%	7/1/19	2,000	2,178
Tucson AZ Water System Revenue	5.000%	7/1/19	2,050	2,228
Yavapai County AZ Industrial Development
Authority Solid Waste Disposal Revenue
(Republic Services Inc.) PUT	0.900%	3/1/17	12,500	12,500
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/19	1,000	1,078
				137,060
Arkansas (0.2%)
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	3.000%	2/1/18	1,000	1,016
Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	4/1/17	6,980	7,030
Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	10/1/17	7,155	7,352
Baxter County AR Hospital Revenue	5.000%	9/1/18	1,000	1,055
Baxter County AR Hospital Revenue	5.000%	9/1/19	620	671
Little Rock AR Sewer Revenue	5.000%	10/1/17 (Prere.)	7,500	7,705
				24,829

California (10.2%)
1 Bakersfield CA Wastewater Revenue TOB
VRDO	0.880%	2/7/17 (Prere.)	6,645	6,645
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.000%	4/3/17	7,250	7,251
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	7,000	7,003
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	10,040	10,044
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.469%	8/1/17	32,500	32,500
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	62,400	62,633
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	13,025	13,146
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	7,500	7,550
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/17	1,150	1,173
California County CA Tobacco Securitization
Agency Revenue	4.000%	6/1/17	575	580
California County CA Tobacco Securitization
Agency Revenue	4.000%	6/1/18	1,000	1,031
2 California Department of Water Resources
Water System Revenue (Central Valley
Project) PUT	1.280%	9/1/17	60,175	60,174
2 California Department of Water Resources
Water System Revenue (Central Valley
Project) PUT	0.960%	12/1/17	32,250	32,242
1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.690%	2/7/17	6,310	6,310
California GO	5.000%	9/1/17	4,250	4,355
California GO	5.000%	10/1/17	35,000	35,986
California GO	5.000%	4/1/18	10,385	10,878
California GO	5.000%	8/1/18	57,715	61,191
California GO	5.000%	2/1/19	825	888
California GO	5.500%	4/1/19	17,830	19,485
California GO	5.000%	9/1/19	5,000	5,480
California GO	5.000%	9/1/19	9,005	9,870
California GO	5.000%	9/1/19	38,795	42,522
California GO	5.000%	9/1/19	29,690	32,543
California GO	5.000%	10/1/19	5,000	5,494
California GO	5.000%	8/1/20	45,000	50,558
California GO	5.000%	9/1/20	5,500	6,192
California GO	5.000%	9/1/20	14,105	15,880
California GO	5.000%	9/1/20	10,000	11,259
California GO	5.250%	10/1/20	2,000	2,218
2 California GO PUT	1.240%	12/1/17	14,250	14,273
California GO PUT	4.000%	12/1/17	13,350	13,491
2 California GO PUT	1.110%	5/1/18	29,500	29,455
2 California GO PUT	1.370%	12/3/18	7,600	7,625
California GO PUT	3.000%	12/1/19	28,825	29,865
1 California GO TOB VRDO	0.780%	2/7/17	33,860	33,860
1 California GO TOB VRDO	0.840%	2/7/17 (4)LOC	16,730	16,730
1 California GO TOB VRDO	0.840%	2/7/17 (4)LOC	14,940	14,940

1 California GO TOB VRDO	0.860%	2/7/17	15,925	15,925
2 California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)
PUT	2.460%	7/1/17	8,825	8,856
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/17	1,000	1,028
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	1.250%	10/1/20	6,400	6,246
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/17/17	9,400	9,659
California Health Facilities Financing Authority
Revenue (Sutter Health) PUT	1.000%	8/15/19	6,000	5,915
2 California Infrastructure & Economic
Development Bank Revenue (Index-Museum
Art Project) PUT	2.293%	8/1/18	20,515	20,649
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.940%	4/3/17	3,925	3,925
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.940%	4/3/17	22,500	22,497
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/17	1,100	1,100
California Municipal Finance Authority
Multifamily Housing Revenue (Stevenson
House Apartments)	0.850%	11/1/17	3,000	2,996
2 California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)
PUT	1.160%	4/2/18	14,000	13,954
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	0.750%	5/1/17	4,405	4,405
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/17	8,205	8,321
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/17	5,000	5,071
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	2,500	2,629
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/18	10,650	11,199
California Public Works Board Lease Revenue
(Department of State Hospitals)	4.000%	6/1/17	5,000	5,054
California Public Works Board Lease Revenue
(Department of State Hospitals)	4.000%	6/1/18	5,000	5,192
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/17	2,710	2,729
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/18	1,000	1,045
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/19	8,760	9,450
California State University Systemwide Revenue
PUT	3.000%	11/1/19	21,000	21,762
California Statewide Communities Development
Authority Health Facility Revenue (Catholic
Healthcare West)	0.880%	2/3/17 (4)	3,900	3,900

California Statewide Communities Development
Authority Health Facility Revenue (Catholic
Healthcare West)	0.890%	2/3/17 (4)	2,850	2,850
California Statewide Communities Development
Authority Health Facility Revenue (Catholic
Healthcare West)	0.890%	2/3/17 (4)	30,300	30,300
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	3.000%	3/1/17	350	351
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	3.000%	3/1/18	375	382
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	4.000%	3/1/19	500	526
1 California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group) TOB VRDO	0.810%	2/7/17	8,555	8,555
2 California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	1.610%	5/1/17	1,250	1,251
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	6,380	6,445
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	7,500	7,577
1 California Statewide Communities Development
Authority Revenue (Kaiser Permanente) TOB
VRDO	0.860%	2/7/17	10,010	10,010
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.650%	2/7/17	17,300	17,300
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.650%	2/7/17	20,200	20,200
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.650%	2/7/17	30,425	30,425
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	4.000%	8/15/18	1,565	1,636
California Statewide Communities Development
Authority Senior Living Health Facility
Revenue (Los Angeles Jewish Home for the
Aging)	2.500%	8/1/20	1,165	1,166
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/19	500	534
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/20	500	545
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/17	1,500	1,531
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/18 (15)	2,000	2,118
Capistrano CA Unified School District Special
Tax Revenue	5.000%	9/1/19 (15)	2,080	2,267

	Chula Vista CA Industrial Development Revenue
	(San Diego Gas & Electric Co.)	1.650%	7/1/18	4,700	4,703
	Chula Vista CA Municipal Financing Authority
	Special Tax Revenue	5.000%	9/1/17	565	577
1,2 Eaton Vance California Municipal Bond Fund II		1.510%	7/1/19	8,250	8,251
	El Dorado CA Irrigation District Revenue	4.000%	3/1/17 (ETM)	815	817
	El Dorado CA Irrigation District Revenue	4.000%	3/1/17 (4)	685	687
1	Fontana CA Public Financing Authority Tax
	Allocation Revenue TOB VRDO	0.910%	2/7/17 LOC	9,000	9,000
	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue PUT	5.000%	1/15/18	19,485	19,782
	Foothill/Eastern Transportation Corridor Agency
	California Toll Road Revenue PUT	5.000%	1/15/20	1,475	1,574
1	Golden State Tobacco Securitization Corp.
	California Revenue TOB VRDO	0.870%	2/7/17 LOC	9,720	9,720
	Jurupa CA Public Financing Authority Special
	Tax Revenue	3.500%	9/1/17	425	431
	Jurupa CA Public Financing Authority Special
	Tax Revenue	4.000%	9/1/18	380	395
	Jurupa CA Public Financing Authority Special
	Tax Revenue	5.000%	9/1/19	610	663
	La Verne CA (Brethren Hillcrest Homes) COP	3.000%	5/15/17	575	577
	La Verne CA (Brethren Hillcrest Homes) COP	4.000%	5/15/18	235	241
	Long Beach CA Finance Authority Natural Gas
	Purchase Revenue	5.250%	11/15/18	1,185	1,251
	Long Beach CA Harbor Revenue	5.000%	11/15/18	32,500	34,778
	Long Beach CA Unified School District GO	5.000%	8/1/19	2,740	2,996
	Los Angeles CA GO	5.000%	9/1/18	12,900	13,713
	Los Angeles CA Unified School District GO	5.000%	7/1/18	23,335	24,651
	Los Angeles CA Unified School District GO	5.000%	7/1/18	73,395	77,535
	Los Angeles CA Unified School District GO	5.000%	7/1/18	9,830	10,385
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax Revenue	5.000%	7/1/18	12,750	13,484
	Los Angeles County CA Redevelopment
	Authority Tax Allocation Revenue (Various
	Project Areas)	5.000%	9/1/17	3,815	3,904
	Los Angeles County CA Redevelopment
	Authority Tax Allocation Revenue (Various
	Project Areas)	5.000%	9/1/18	1,000	1,059
	Menifee CA Union School District Public
	Financing Authority Revenue	4.000%	9/1/19	1,000	1,059
2	Metropolitan Water District of Southern
	California Revenue PUT	0.820%	7/10/17	5,500	5,500
2	Metropolitan Water District of Southern
	California Revenue PUT	0.820%	7/10/17	5,000	5,000
2	Metropolitan Water District of Southern
	California Revenue PUT	0.820%	7/10/17	9,500	9,500
2	Metropolitan Water District of Southern
	California Revenue PUT	1.040%	3/27/18	10,250	10,255
2	Metropolitan Water District of Southern
	California Revenue PUT	1.040%	3/27/18	3,000	3,001
2	Metropolitan Water District of Southern
	California Revenue PUT	1.040%	3/27/18	10,750	10,744
2	Metropolitan Water District of Southern
	California Revenue PUT	1.040%	3/27/18	20,000	19,988
	Modesto CA Irrigation District Electric Revenue	5.000%	7/1/17	1,055	1,073
	Mount Diablo CA Unified School District GO	5.000%	8/1/18	1,500	1,586

Mount Diablo CA Unified School District GO	5.000%	8/1/19	650	711
North Orange County CA Community College
District GO	4.000%	8/1/19	10,990	11,747
Northern California Gas Authority No. 1
Revenue	1.299%	7/1/19	12,800	12,682
1 Nuveen California AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.740%	2/7/17 LOC	5,000	5,000
1 Nuveen California AMT-Free Quality Municipal
Income Fund VRDP VRDO	1.130%	7/1/18	19,000	19,000
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/17	3,500	3,579
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/18	1,550	1,638
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,629
Palomar Pomerado Health California Revenue	4.000%	11/1/18	815	834
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	4.000%	6/1/17	2,000	2,020
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/17	3,705	3,754
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/18	500	527
Roseville CA Special Tax Revenue	3.000%	9/1/18	275	280
Roseville CA Special Tax Revenue	4.000%	9/1/19	875	920
1 Sacramento CA Municipal Utility District
Revenue TOB VRDO	0.990%	2/7/17	4,985	4,985
1 San Diego CA Community College District GO
TOB VRDO	0.820%	2/7/17 (Prere.)	4,200	4,200
San Diego CA Public Facilities Financing
Authority Sewer Revenue	4.000%	5/15/20	12,295	13,356
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/20	1,250	1,397
University of California Revenue	5.000%	5/15/18	8,565	9,016
University of California Revenue	5.000%	5/15/18	3,000	3,157
Western CA Municipal Water District Revenue
PUT	1.500%	10/1/20	2,325	2,316
				1,474,424
Colorado (2.2%)
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/19	1,000	1,102
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/20	1,400	1,581
Adams County CO COP	4.000%	12/1/19	1,250	1,335
Colorado Education Loan Program Revenue	2.000%	6/29/17	79,700	80,083
Colorado Education Loan Program Revenue	5.000%	6/29/17	19,100	19,425
Colorado General Fund Revenue	2.000%	6/27/17	44,050	44,275
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	1.875%	11/6/19	6,000	6,004
2 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	1.775%	11/12/20	5,000	4,955
2 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	1.775%	11/12/20	7,500	7,431
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.810%	2/7/17 (Prere.)	10,000	10,000

1	Colorado Health Facilities Authority Revenue
	(Catholic Health Initiatives) TOB VRDO	0.910%	2/7/17 LOC	11,805	11,805
	Colorado Health Facilities Authority Revenue
	(Christian Living Communities)	4.000%	1/1/18	250	252
	Colorado Health Facilities Authority Revenue
	(Christian Living Communities)	4.000%	1/1/20	500	505
	Colorado Health Facilities Authority Revenue
	(Covenant Retirement Community Inc.)	3.000%	12/1/17	700	710
	Colorado Health Facilities Authority Revenue
	(Covenant Retirement Community Inc.)	5.000%	12/1/17	1,580	1,628
	Colorado Health Facilities Authority Revenue
	(Covenant Retirement Community Inc.)	3.150%	12/1/18	3,640	3,644
	Colorado Health Facilities Authority Revenue
	(Covenant Retirement Community Inc.)	4.000%	12/1/18	600	624
	Colorado Health Facilities Authority Revenue
	(Evangelical Lutheran Good Samaritan
	Society Project)	3.000%	6/1/17	500	503
	Colorado Health Facilities Authority Revenue
	(Evangelical Lutheran Good Samaritan
	Society Project)	3.000%	6/1/18	600	612
	Colorado Health Facilities Authority Revenue
	(Evangelical Lutheran Good Samaritan
	Society Project)	4.000%	6/1/19	1,000	1,049
	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) VRDO	0.720%	2/7/17	14,100	14,100
	Denver CO City & County Airport Revenue	0.850%	2/2/17 (12)	13,250	13,250
	Denver CO City & County Airport Revenue	0.890%	2/3/17 (12)	14,825	14,825
2	Denver CO City & County Airport Revenue PUT	1.400%	11/15/19	16,500	16,524
1,2 Denver CO Wastewater Management Division
	Department of Public Works Revenue TOB
	PUT	0.730%	2/2/17	18,840	18,840
2	E-470 Public Highway Authority Colorado
	Revenue PUT	1.840%	8/31/17	7,540	7,512
2	E-470 Public Highway Authority Colorado
	Revenue PUT	2.410%	9/1/17 (14)	7,000	6,998
	Park Creek CO Metropolitan District Limited
	Property Tax Revenue	4.000%	12/1/18	350	364
	Park Creek CO Metropolitan District Limited
	Property Tax Revenue	4.000%	12/1/20	1,055	1,121
	University of Colorado Hospital Authority
	Revenue	0.910%	8/29/17	12,500	12,500
	University of Colorado Hospital Authority
	Revenue PUT	0.910%	8/29/17	10,000	10,000
					313,557
Connecticut (3.1%)
	Bridgeport CT GO	5.000%	8/15/20 (4)	7,115	7,861
	Connecticut GO	0.710%	2/7/17	15,825	15,825
	Connecticut GO	0.710%	2/7/17	31,935	31,935
2	Connecticut GO	0.970%	3/1/17	3,000	3,000
2	Connecticut GO	1.000%	3/1/17	7,415	7,415
2	Connecticut GO	1.340%	4/15/17	4,200	4,200
2	Connecticut GO	1.430%	5/15/17	3,120	3,123
2	Connecticut GO	1.360%	6/15/17	25,000	25,019
2	Connecticut GO	1.360%	6/15/17	35,240	35,266
	Connecticut GO	5.000%	7/15/17	5,000	5,096
2	Connecticut GO	1.180%	9/15/17	1,850	1,850

Connecticut GO	4.000%	11/15/17	40,795	41,807
Connecticut GO	4.000%	11/15/17	7,000	7,174
2 Connecticut GO	1.010%	1/1/18	4,905	4,896
2 Connecticut GO	1.540%	4/15/18	2,250	2,254
2 Connecticut GO	1.580%	5/15/18	10,675	10,691
2 Connecticut GO	1.430%	9/15/18	4,000	4,004
Connecticut GO	5.000%	11/15/18	8,540	9,100
2 Connecticut GO	1.760%	5/15/19	5,000	5,024
2 Connecticut GO	1.580%	9/15/19	1,000	1,000
2 Connecticut GO PUT	1.310%	9/15/17	10,215	10,219
2 Connecticut GO PUT	2.010%	3/1/18	17,500	17,506
3 Connecticut Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) PUT	1.650%	3/1/19	2,500	2,499
Connecticut Health & Educational Facilities
Authority Revenue (Trinity Health Corp.)	5.000%	12/1/18	350	374
Connecticut Health & Educational Facilities
Authority Revenue (Trinity Health Corp.)	3.000%	12/1/19	750	784
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	0.600%	2/1/17	35,000	35,000
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	0.800%	7/26/17	40,000	39,994
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	0.900%	2/1/18	4,000	3,991
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.375%	7/11/18	57,000	57,145
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.000%	7/1/19	17,550	17,338
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.000%	7/1/19	8,450	8,348
3 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.650%	2/3/20	10,000	10,005
Hartford CT GO	5.000%	8/15/18 (15)	3,500	3,685
Hartford CT GO	5.000%	4/1/19 (ETM)	2,150	2,325
Hartford CT GO	5.000%	7/1/19 (4)	700	751
Hartford CT GO	5.000%	10/1/19 (ETM)	1,525	1,674
New Britain CT GO	5.000%	3/1/17 (15)	600	602
New Britain CT GO	5.000%	3/1/19 (15)	1,000	1,071
New Britain CT GO	5.000%	3/1/20 (15)	1,175	1,290
South Central CT Regional Water Authority
Water System Revenue	5.000%	8/1/18 (Prere.)	5,000	5,295
				446,436
Delaware (0.1%)
Delaware GO	5.000%	7/1/18	2,000	2,113
Delaware GO	5.000%	2/1/19	1,000	1,077
Delaware GO	5.000%	3/1/19	1,000	1,080
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/18	1,030	1,089
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/19	3,500	3,821
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/20	785	881
New Castle County DE GO	5.000%	7/15/18	1,770	1,873
1 University of Delaware Revenue TOB VRDO	0.750%	2/7/17	9,170	9,170
				21,104

District of Columbia (0.2%)
2 District of Columbia Income Tax Revenue	0.960%	12/1/17	11,250	11,250
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/19	500	549
Metropolitan Washington DC Transit Authority
Revenue	5.000%	7/1/18	12,500	13,191
Metropolitan Washington DC Transit Authority
Revenue	4.000%	7/1/19	8,000	8,300
				33,290
Florida (3.6%)
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/18	425	442
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/19	750	801
Broward County FL Airport System Revenue	5.000%	10/1/17	1,050	1,078
Broward County FL Airport System Revenue	5.000%	10/1/18	700	743
Broward County FL School Board COP	5.000%	7/1/17	5,000	5,083
Broward County FL School Board COP	5.000%	7/1/18	4,415	4,645
Broward County FL School Board COP	5.000%	7/1/19	2,355	2,548
Broward County FL School Board COP	5.000%	7/1/20	5,400	5,981
Broward County FL School District TAN	1.500%	6/15/17	49,000	49,115
Cape Coral FL Special Obligation Revenue	4.000%	10/1/17	1,905	1,944
Cape Coral FL Special Obligation Revenue	4.000%	10/1/18	600	628
Central Florida Expressway Authority BAN	1.625%	1/1/19	54,595	54,756
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/18	5,555	5,731
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/17	6,260	6,347
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/18	36,700	38,550
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	6,700	7,247
Escambia County FL Pollution Control Revenue
(Gulf Power Co. Project) PUT	1.150%	6/21/18	6,000	5,984
Escambia County FL Solid Waste Disposal
System Revenue (Gulf Power Co. Project)
PUT	1.400%	12/1/17	6,500	6,508
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	6,845	7,216
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	17,095	18,607
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	8,135	8,855
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/20	13,160	14,670
Florida Municipal Power Agency Revenue	5.000%	10/1/17	700	719
Florida Municipal Power Agency Revenue	5.000%	10/1/18	800	849
Florida Municipal Power Agency Revenue	5.000%	10/1/19	800	874
Florida Municipal Power Agency Revenue	5.000%	10/1/20	6,000	6,701
Florida Municipal Power Agency Revenue
(Stanton II Project)	4.000%	10/1/17	1,650	1,683
Halifax Hospital Medical Center Florida Hospital
Revenue	3.000%	6/1/17	1,000	1,006

Halifax Hospital Medical Center Florida Hospital
Revenue	3.000%	6/1/17	1,000	1,006
Halifax Hospital Medical Center Florida Hospital
Revenue	4.000%	6/1/18	2,000	2,068
Halifax Hospital Medical Center Florida Hospital
Revenue	4.000%	6/1/18	500	517
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/19	825	887
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/19	250	269
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/20	300	331
Hollywood FL Community Redevelopment
Agency Tax Allocation Revenue	5.000%	3/1/18	2,000	2,076
Hollywood FL Community Redevelopment
Agency Tax Allocation Revenue	5.000%	3/1/19	2,000	2,131
Jacksonville FL Electric Authority Water &
Sewer Revenue	4.000%	10/1/17	1,500	1,531
Jacksonville FL Special Revenue	5.000%	10/1/18	500	532
Jacksonville FL Special Revenue	5.000%	10/1/19	2,200	2,403
Jacksonville FL Special Revenue	5.000%	10/1/20	2,500	2,795
Jacksonville FL Special Revenue	5.000%	10/1/20	760	850
2 Lakeland FL Energy System Revenue	1.410%	10/1/17	10,000	10,003
Lakeland FL Energy System Revenue	5.000%	10/1/19	1,000	1,094
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/20	7,215	7,984
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/17	1,220	1,253
Lee County FL School Board COP	5.000%	8/1/17	4,000	4,082
Lee County FL School Board COP	5.000%	8/1/18	3,530	3,735
1 Lee Memorial Health System Florida Hospital
Revenue TOB VRDO	0.900%	2/7/17 LOC	5,035	5,035
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/17	1,965	2,003
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,168
Miami Beach FL Resort Tax Revenue	4.000%	9/1/17	1,250	1,272
Miami Beach FL Resort Tax Revenue	5.000%	9/1/19	1,615	1,761
Miami Beach FL Resort Tax Revenue	5.000%	9/1/20	1,135	1,268
1 Miami Beach FL Resort Tax Revenue TOB
VRDO	0.710%	2/7/17	9,240	9,240
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/17	400	408
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	4.000%	8/1/18	505	525
Miami-Dade County FL Industrial Development
Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project)
PUT	1.500%	10/1/18	4,500	4,510
1 Miami-Dade County FL Public Facilities
Revenue (Jackson Health System) TOB
VRDO	0.690%	2/7/17 (12)	10,395	10,395
Miami-Dade County FL School Board COP	5.000%	2/1/20	2,250	2,465
1 Miami-Dade County FL School Board COP TOB
VRDO	0.740%	2/7/17 (Prere.)	19,500	19,500

1 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.790%	2/7/17	8,510	8,510
North Broward FL Hospital District Revenue
VRDO	0.640%	2/7/17 LOC	30,000	30,000
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/18	12,195	12,990
Orlando Utilities Commission Revenue PUT	0.910%	8/29/17	10,510	10,510
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	3.000%	12/1/17	1,000	1,014
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	4.000%	12/1/18	750	782
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	4.000%	11/1/17	2,095	2,130
Palm Beach County FL School Board COP	5.000%	8/1/18	4,725	4,990
Palm Beach County FL School District TAN	2.000%	8/31/17	37,315	37,553
Pasco County FL School Board COP	1.100%	2/3/17 (2)	10,750	10,750
Port St. Lucie FL Special Assessment Revenue	1.000%	7/1/17	475	475
Port St. Lucie FL Special Assessment Revenue	1.125%	7/1/18	680	676
Reedy Creek FL Improvement District GO	4.000%	6/1/17	1,760	1,778
Reedy Creek FL Improvement District GO	5.000%	6/1/18	2,825	2,970
Reedy Creek FL Improvement District Utilities
Revenue	5.000%	10/1/17	785	805
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	4.000%	1/1/18	400	409
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	4.000%	1/1/19	500	522
South Broward FL Hospital District Revenue	5.000%	5/1/20	4,190	4,631
South Florida Water Management District COP	5.000%	10/1/19	1,750	1,911
South Florida Water Management District COP	5.000%	10/1/20	2,000	2,236
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.730%	2/7/17	6,350	6,350
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/17	1,000	1,028
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/20	1,600	1,757
Tampa FL Hospital Revenue	4.000%	7/1/17	1,525	1,543
Tampa FL Hospital Revenue (H. Lee Moffitt
Cancer Center Project)	5.000%	7/1/17	3,425	3,480
Volusia County FL School Board COP	4.000%	8/1/18 (15)	400	417
Volusia County FL School Board COP	4.000%	8/1/19 (15)	500	531
Volusia County FL School Board COP	5.000%	8/1/20 (15)	350	390
				515,546
Georgia (3.4%)
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	5.000%	1/1/18	3,000	3,114
Atlanta GA Airport Revenue	5.000%	1/1/18	500	518
1 Atlanta GA Airport Revenue TOB VRDO	0.860%	2/7/17 (4)	10,000	10,000
2 Atlanta GA Water & Wastewater Revenue PUT	2.020%	11/1/18	56,750	57,239
1 Atlanta GA Water & Wastewater Revenue TOB
VRDO	0.780%	2/7/17	19,995	19,995

Bartow County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Bowen Project) PUT	2.375%	8/10/17	8,000	8,051
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.375%	4/4/17	2,275	2,276
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	10,025	10,043
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.800%	4/3/18	5,250	5,280
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.300%	5/3/18	11,500	11,539
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.350%	12/11/20	3,200	3,202
Clarke County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	5.000%	7/1/18	750	790
Clarke County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	5.000%	7/1/19	700	759
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/17	1,500	1,532
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17	500	514
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17	1,000	1,027
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	800	851
Forsyth County GA GO	5.000%	3/1/18	3,580	3,737
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/18	625	659
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/19	700	760
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	3.000%	7/1/19	500	502
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	3.000%	7/1/20	1,410	1,411
2 Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project) PUT	1.610%	2/18/20	17,675	17,601
Georgia GO	5.000%	7/1/17	5,280	5,373
Georgia GO	5.000%	2/1/18	32,085	33,388
Georgia GO	5.000%	7/1/18 (Prere.)	3,350	3,538
Georgia GO	5.000%	7/1/18	72,620	76,727
Georgia GO	4.000%	1/1/19	1,085	1,145
Georgia GO	5.000%	2/1/19	1,140	1,228
Georgia GO	5.000%	10/1/19	3,765	4,138
Georgia GO	4.000%	11/1/19	1,040	1,118
Georgia GO	5.000%	1/1/20	21,000	23,229
Georgia GO	5.000%	2/1/20	22,710	25,180
Georgia GO	5.000%	12/1/20	1,740	1,972
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/18	1,400	1,449
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/18	1,825	1,890
Georgia Municipal Gas Authority Revenue	5.000%	10/1/19	5,000	5,462

Glynn County GA School District GO	5.000%	8/1/18	4,000	4,238
Glynn County GA School District GO	5.000%	8/1/19	7,000	7,647
Gwinnett County GA School District GO	3.000%	8/1/18	4,525	4,657
Gwinnett County GA School District GO	3.000%	2/1/19	25,000	25,910
Gwinnett County GA School District GO	3.000%	8/1/19	24,225	25,275
Gwinnett County GA School District GO	4.000%	2/1/20	22,075	23,829
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	250	251
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.125%	9/15/17	240	246
2 Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue PUT	0.940%	7/1/17	18,000	17,986
2 Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue PUT	0.960%	7/1/17	17,500	17,488
Monroe County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Scherer Project) PUT	2.000%	6/13/19	2,000	2,017
Monroe County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Scherer Project) PUT	2.350%	12/11/20	5,700	5,714
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,565	3,730
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	1,700	1,752
				487,977
Guam (0.0%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/19	1,000	1,072

Hawaii (0.4%)
Hawaii County HI GO	4.000%	9/1/18	1,585	1,659
Hawaii County HI GO	5.000%	9/1/18	1,395	1,482
Hawaii County HI GO	5.000%	9/1/19	3,625	3,970
Hawaii Department of Budget & Finance Special
Purpose Revenue (Queens Health System)
PUT	1.110%	8/29/17	4,855	4,855
Hawaii Department of Budget & Finance Special
Purpose Revenue (Queens Health System)
PUT	1.110%	8/29/17	2,510	2,510
Hawaii GO	5.000%	10/1/18	15,000	15,980
Hawaii GO	5.000%	10/1/19	4,000	4,391
Hawaii GO	5.000%	4/1/20	10,000	11,121
Hawaii GO	5.000%	10/1/20	2,750	3,096
Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	1,000	1,017
Honolulu HI City & County GO	3.000%	10/1/18	1,595	1,646
Honolulu HI City & County GO	4.000%	10/1/18	1,500	1,573
Honolulu HI City & County GO	5.000%	10/1/18	1,815	1,933
Honolulu HI City & County GO	5.000%	10/1/18	3,120	3,323
Honolulu HI City & County GO	5.250%	4/1/19 (Prere.)	2,975	3,234
				61,790
Idaho (0.2%)
Idaho Housing & Finance Association RAN	5.000%	7/15/18	7,545	7,943
Idaho Housing & Finance Association RAN	5.000%	7/15/19	6,580	7,123
Idaho TAN	2.000%	6/30/17	7,500	7,537
				22,603
Illinois (3.4%)
Chicago IL Board of Education GO	5.000%	12/1/17 (4)	3,000	3,050

2 Chicago IL Board of Education GO PUT	4.660%	3/1/17	10,000	9,998
1 Chicago IL GO TOB VRDO	1.060%	2/7/17 (12)	15,180	15,180
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/17	5,000	5,170
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/17	4,000	4,136
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/18	5,000	5,344
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19	4,420	4,719
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/20	4,000	4,382
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.780%	2/7/17 (4)(Prere.)	2,500	2,500
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.810%	2/7/17 (Prere.)	15,075	15,075
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/18	600	618
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/19	990	1,048
1 Chicago IL Transit Authority Sales Tax Receipts
Revenue TOB VRDO	0.860%	2/7/17	25,500	25,500
1 Chicago IL Transit Authority Sales Tax Receipts
Revenue TOB VRDO	0.860%	2/7/17	22,895	22,895
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/19	1,975	2,085
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20	1,000	1,077
Chicago IL Water Revenue	5.000%	11/1/18	675	712
1 Chicago IL Water Revenue TOB VRDO	0.860%	2/7/17	7,495	7,495
1 Chicago IL Water Revenue TOB VRDO	0.860%	2/7/17	5,250	5,250
1 Cook County IL GO TOB VRDO	0.860%	2/7/17 LOC	7,500	7,500
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.550%	2/13/20	5,000	5,003
1 Illinois Educational Facilities Authority Revenue
(University of Chicago) TOB VRDO	0.720%	2/7/17	9,185	9,185
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	0.960%	8/29/17	5,750	5,750
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	5/1/19	5,000	5,387
Illinois Finance Authority Revenue (Ascension
Health Credit Group) PUT	5.000%	5/1/17	4,500	4,546
1 Illinois Finance Authority Revenue (Carle
Foundation) TOB VRDO	0.780%	2/7/17 (12)	12,680	12,680
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/18	235	246
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/17	2,000	2,041
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.)	5.000%	8/15/18	1,635	1,726
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	4.000%	9/1/17	100	101
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	4.000%	9/1/18	155	160
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	4.000%	9/1/19	200	210
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	4.000%	9/1/20	260	275
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/19	1,000	1,080
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/20	1,030	1,137

Illinois Finance Authority Revenue (Presbyterian
Homes)	3.000%	11/1/17	800	811
Illinois Finance Authority Revenue (Presbyterian
Homes)	4.000%	11/1/18	550	573
Illinois Finance Authority Revenue (Presbyterian
Homes)	4.000%	11/1/19	1,000	1,059
Illinois Finance Authority Revenue (Presbyterian
Homes)	5.000%	11/1/20	1,875	2,078
2 Illinois Finance Authority Revenue (Presbyterian
Homes) PUT	1.890%	5/1/21	2,500	2,504
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/20	5,575	5,977
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/21	3,055	3,308
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/17	1,000	1,030
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/18	750	797
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/19	500	545
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/17	750	765
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/17	830	846
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/18	685	718
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/19	500	535
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/20	600	652
Illinois Finance Authority Solid Waste Disposal
Revenue (Prairie Power Inc. Project) PUT	1.300%	5/8/17	2,340	2,340
Illinois GO	5.000%	3/1/17	1,000	1,003
Illinois GO	5.000%	5/1/17	8,100	8,170
Illinois GO	5.000%	6/1/17	8,500	8,597
Illinois GO	5.000%	7/1/17	2,450	2,485
Illinois GO	4.000%	2/1/18	4,000	4,064
Illinois GO	5.000%	2/1/18	15,000	15,387
Illinois GO	5.000%	4/1/18	2,500	2,573
Illinois GO	5.000%	5/1/18	8,000	8,246
Illinois GO	5.000%	8/1/18	22,160	22,940
Illinois GO	5.000%	1/1/19	3,350	3,478
Illinois GO	4.000%	2/1/19	7,500	7,652
Illinois GO	5.000%	2/1/19	1,620	1,684
Illinois GO	5.000%	2/1/19	12,505	12,999
Illinois GO	5.000%	5/1/19	12,000	12,514
Illinois GO	5.000%	7/1/19	4,725	4,937
Illinois GO	5.000%	8/1/19	15,000	15,686
Illinois GO	4.000%	9/1/20	1,520	1,551
Illinois Housing Development Authority Multi-
Family Housing Revenue (J. Michael
Fitzgerald Apartments Project) PUT	0.900%	1/1/18	5,125	5,112
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/17 (Prere.)	16,700	16,700
Illinois Regional Transportation Authority
Revenue PUT	0.950%	12/1/17	31,070	31,070
Illinois Toll Highway Authority Revenue	5.000%	12/1/17	6,500	6,714

1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.690%	2/7/17	650	650
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/17	24,125	24,282
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/17	3,550	3,561
1 Lake, Cook, Kane, & McHenry Counties IL
Community Unified School District GO TOB
VRDO	0.720%	2/7/17	9,000	9,000
McHenry County IL Conservation District GO	4.000%	2/1/17	3,000	3,000
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/18	1,000	1,059
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/19	1,340	1,453
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/20	1,000	1,102
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/17	4,990	5,055
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/18	1,875	1,965
Romeoville IL Revenue (Lewis University
Project)	4.000%	10/1/17	365	370
Romeoville IL Revenue (Lewis University
Project)	4.000%	10/1/18	500	517
Springfield IL Electric Revenue	5.000%	3/1/20	2,000	2,191
3 Will & Kendall Counties IL Community
Consolidated School District No. 202
Plainfield GO	4.000%	1/1/20	8,730	9,309
3 Will & Kendall Counties IL Community
Consolidated School District No. 202
Plainfield GO	4.000%	1/1/21	7,820	8,434
1 Will County IL GO TOB VRDO	0.720%	2/7/17	10,125	10,125
				493,434
Indiana (0.9%)
Ball State University Housing & Dining System
Indiana Revenue	5.000%	7/1/18	250	264
Ball State University Housing & Dining System
Indiana Revenue	5.000%	7/1/19	200	217
Ball State University Housing & Dining System
Indiana Revenue	5.000%	7/1/20	350	390
Ball State University Student Fee Indiana
Revenue	4.000%	7/1/19	1,000	1,063
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/20	500	558
Carmel IN Local Public Improvement Bond Bank
Revenue	4.000%	1/15/18	400	412
Carmel IN Local Public Improvement Bond Bank
Revenue	4.000%	7/15/18	500	521
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	1/15/19	750	805
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/19	1,000	1,091
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	1/15/20	1,000	1,105
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/20	805	901
Indiana Finance Authority Highway Revenue	5.000%	12/1/20	10,195	11,514

Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/17	520	525
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/17	4,350	4,365
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	4.000%	12/1/18	1,500	1,577
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	4.000%	5/1/17	500	504
Indiana Finance Authority Hospital Revenue
(Parkview Health) VRDO	0.630%	2/7/17 LOC	19,400	19,400
Indiana Finance Authority Revenue	5.000%	2/1/18	1,415	1,473
Indiana Finance Authority Revenue	5.000%	2/1/19	3,730	4,015
Indiana Finance Authority Revenue	5.000%	2/1/19	815	878
Indiana Finance Authority Revenue	5.000%	2/1/20	1,860	2,062
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/17	1,000	1,003
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	2.000%	9/1/17	150	151
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	3.000%	9/1/18	150	154
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	3.000%	9/1/19	250	258
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	4.000%	9/1/20	500	534
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/17	350	359
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/18	410	435
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17 (Prere.)	50	50
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17	9,950	9,950
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.150%	12/1/17	2,770	2,769
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.250%	5/1/20	2,300	2,258
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	5/1/20	3,690	3,647
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	5/1/20	4,610	4,556
Indiana Housing & Community Development
Authority Revenue (Edgewood Group
Apartment Project) PUT	1.150%	3/1/18	5,425	5,424
1 Indianapolis IN Local Public Improvement Bond
Bank Revenue TOB VRDO	0.810%	2/7/17	23,935	23,935
Purdue University Indiana University COP	5.000%	7/1/19	1,000	1,087

Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	4.000%	1/1/18	1,960	2,007
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/19	1,000	1,062
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	1.750%	6/1/18	5,500	5,492
1 Zionsville IN Community Schools Building Corp.
Revenue TOB VRDO	0.790%	2/7/17 (4)LOC	5,970	5,970
				124,741
Iowa (0.3%)
Iowa Board of Regents Hospital Revenue
(University of Iowa Hospitals & Clinics)	4.000%	9/1/18	3,525	3,681
Iowa Finance Authority Revenue	5.000%	8/1/19	6,700	7,325
Iowa Special Obligation Revenue	5.000%	6/1/18	11,055	11,642
Iowa Special Obligation Revenue	5.000%	6/1/19	5,500	5,976
Iowa Special Obligation Revenue	5.000%	6/1/20	8,000	8,927
				37,551
Kansas (0.5%)
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	4.000%	12/1/17	125	127
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	4.000%	12/1/18	250	257
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	4.000%	12/1/19	250	258
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	4.000%	12/1/20	350	363
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	4.000%	12/1/21	500	517
Johnson County KS Unified School District No.
233 GO	2.000%	9/1/17	750	755
Johnson County KS Unified School District No.
233 GO	2.000%	9/1/18	1,250	1,268
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/20	1,250	1,404
2 Kansas Department of Transportation Highway
Revenue	0.757%	9/1/17	4,550	4,542
2 Kansas Department of Transportation Highway
Revenue	0.837%	9/1/18	3,500	3,478
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/18	1,000	1,063
2 Kansas Department of Transportation Highway
Revenue	0.917%	9/1/19	3,000	2,971
Kansas Development Finance Authority
Revenue	5.000%	5/1/20	1,340	1,487
Kansas Development Finance Authority
Revenue (University of Kansas Projects)	5.000%	5/1/18	2,525	2,647
Kansas Development Finance Authority
Revenue (University of Kansas Projects)	5.000%	5/1/19	2,985	3,229
Kansas Development Finance Authority
Revenue (University of Kansas Projects)	5.000%	5/1/20	3,130	3,474
Kansas Development Finance Authority
Revenue (University of Kansas Projects)	5.000%	5/1/21	1,160	1,315
Wichita KS GO	1.250%	10/13/17	39,295	39,300
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	4.000%	9/1/17	1,000	1,018

Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/19	500	544
				70,017
Kentucky (1.0%)
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	4.000%	2/1/17	325	325
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	4.000%	2/1/18	325	332
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	4.000%	2/1/19	1,125	1,169
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	4.000%	2/1/20	400	420
Carroll County KY Pollution Control Revenue
(Kentucky Utilities Co. Project) PUT	1.050%	9/1/19	6,875	6,762
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/17	1,500	1,535
Kentucky Bond Development Corp. Hospital
Facilities Revenue (St. Elizabeth Medical
Center, Inc.)	5.000%	5/1/18	1,280	1,342
Kentucky Bond Development Corp. Hospital
Facilities Revenue (St. Elizabeth Medical
Center, Inc.)	5.000%	5/1/19	2,665	2,881
Kentucky Bond Development Corp. Hospital
Facilities Revenue (St. Elizabeth Medical
Center, Inc.)	5.000%	5/1/20	1,000	1,108
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/17	510	510
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/17 (14)	500	511
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/18 (14)	1,500	1,580
Kentucky Property & Building Commission
Revenue	5.000%	8/1/17	2,800	2,858
Kentucky Property & Building Commission
Revenue	5.000%	8/1/18	2,715	2,868
Kentucky Property & Building Commission
Revenue	5.000%	8/1/18	10,175	10,748
Kentucky Property & Building Commission
Revenue	5.000%	8/1/19	2,550	2,762
Kentucky Property & Building Commission
Revenue	5.000%	8/1/19	13,270	14,372
Kentucky Property & Building Commission
Revenue	5.000%	8/1/20	2,600	2,879
Kentucky Property & Building Commission
Revenue	5.000%	8/1/20	10,985	12,162
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	3.000%	7/1/17	250	251
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	5.000%	7/1/17	38,775	39,313
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.500%	10/1/17	5,445	5,599

Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/17	2,500	2,573
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/18	1,750	1,851
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System BAN	3.500%	11/15/17	25,000	25,501
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	4.000%	4/1/17	200	201
				142,413
Louisiana (1.3%)
Bossier City LA Utilities Revenue	5.500%	10/1/18 (Prere.)	19,215	20,604
2 East Baton Rouge Parish LA Sewer
Commission Revenue PUT	1.040%	8/1/18	23,475	23,369
Lafayette LA Communications System Revenue	5.000%	11/1/17 (4)	585	602
Lafayette LA Communications System Revenue	5.000%	11/1/18 (4)	1,620	1,718
Lafayette LA Communications System Revenue	5.000%	11/1/19 (4)	2,500	2,721
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/17	8,500	8,611
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/18	5,000	5,240
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/19	10,645	11,473
2 Louisiana Gasoline & Fuel Tax Revenue PUT	1.010%	5/1/17	55,500	55,465
2 Louisiana Gasoline & Fuel Tax Revenue PUT	1.010%	5/1/18	13,500	13,414
2 Louisiana Gasoline & Fuel Tax Revenue PUT	1.090%	5/1/18	15,625	15,526
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.200%	10/1/17	4,125	4,144
1 Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project) TOB VRDO	0.780%	2/7/17 (4)	5,000	5,000
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	3.000%	5/15/17	250	251
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	3.000%	5/15/18	300	306
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	4.000%	5/15/19	300	315
New Orleans LA GO	4.000%	12/1/18	700	734
New Orleans LA GO	4.000%	12/1/19	775	827
New Orleans LA Sewage Service Revenue	5.000%	6/1/17	1,000	1,013
New Orleans LA Water Revenue	5.000%	12/1/17	290	299
New Orleans LA Water Revenue	5.000%	12/1/18	500	532
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/17	3,730	3,770
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/18	9,000	9,377
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.000%	5/15/19	2,740	2,910
				188,221
Maine (0.0%)
Maine GO	5.000%	6/1/18	3,855	4,065
Maine GO	4.250%	6/1/19	1,000	1,071
				5,136

Maryland (4.4%)
Anne Arundel County MD GO	5.000%	4/1/17	6,960	7,010
Anne Arundel County MD GO	5.000%	4/1/18	2,585	2,706
Anne Arundel County MD GO	5.000%	4/1/18	980	1,026
Anne Arundel County MD GO	5.000%	4/1/18	11,300	11,828
Anne Arundel County MD GO	5.000%	4/1/18	2,590	2,711
Anne Arundel County MD GO	5.000%	4/1/18	6,960	7,285
Anne Arundel County MD GO	5.000%	4/1/18	2,000	2,093
Anne Arundel County MD GO	5.000%	10/1/18	4,295	4,574
Anne Arundel County MD GO	5.000%	10/1/18	3,085	3,286
Anne Arundel County MD GO	5.000%	10/1/18	1,455	1,550
Anne Arundel County MD GO	5.000%	4/1/19	12,750	13,792
Anne Arundel County MD GO	5.000%	10/1/20	6,210	7,009
Baltimore County MD GO	5.000%	2/1/19	2,800	3,015
Baltimore MD Consolidated Public Improvement
GO	4.000%	8/1/20	4,730	5,158
Baltimore MD Consolidated Public Improvement
GO	5.000%	8/1/20	3,795	4,265
Frederick County MD GO	5.000%	8/1/18	2,800	2,967
Frederick County MD GO	5.000%	8/1/19	2,945	3,221
Frederick County MD GO	5.000%	8/1/20	2,145	2,411
Harford County MD Public Improvement GO	5.000%	2/1/19	6,980	7,516
Howard County MD GO	5.000%	8/15/19	1,375	1,506
Maryland Department of Transportation
Revenue	5.000%	12/15/18	16,020	17,186
Maryland Department of Transportation
Revenue	5.000%	12/15/19	17,875	19,764
Maryland Economic Development Corp.
Revenue (Constellation Energy Group, Inc.
Project) PUT	2.550%	6/1/20	8,900	8,827
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	4.000%	6/1/17 (4)	1,250	1,263
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	4.000%	6/1/18 (4)	810	840
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	4.000%	6/1/19 (4)	675	715
Maryland GO	5.000%	3/1/17	1,450	1,455
Maryland GO	5.000%	3/1/18	3,395	3,544
Maryland GO	5.000%	3/15/18	5,000	5,227
Maryland GO	5.000%	8/1/18	2,200	2,331
Maryland GO	5.000%	11/1/18	1,375	1,469
Maryland GO	5.000%	3/1/19	3,420	3,693
Maryland GO	5.000%	3/1/19	10,000	10,798
Maryland GO	5.000%	3/15/19	1,090	1,178
Maryland GO	5.000%	3/15/19	9,285	10,038
Maryland GO	5.000%	6/1/19	18,490	20,121
Maryland GO	4.500%	8/1/19	1,400	1,514
Maryland GO	5.000%	8/1/19	5,000	5,469
Maryland GO	5.000%	11/1/19	7,855	8,655
Maryland GO	5.000%	3/1/20	12,450	13,836
Maryland GO	5.000%	6/1/20	50,410	56,407
Maryland GO	5.000%	8/1/20	2,000	2,248
Maryland GO	5.250%	8/1/20	29,620	33,541
Maryland GO	5.000%	6/1/21	12,000	13,741

Maryland GO	5.000%	8/1/21	15,185	17,451
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.000%	1/1/20	750	798
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.000%	1/1/21	1,000	1,076
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	4.000%	7/1/17	500	507
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/18	1,000	1,057
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.347%	11/15/17	11,905	11,943
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.097%	5/15/18	4,900	4,905
2 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.117%	5/15/18	9,625	9,637
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/17	2,020	2,063
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/18	2,000	2,112
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/19	2,600	2,821
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/17	500	508
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/19	900	973
Maryland Health & Higher Educational Facilities
Authority Revenue (Peninsula Regional
Medical Center)	5.000%	7/1/17	1,790	1,820
Maryland Health & Higher Educational Facilities
Authority Revenue (Peninsula Regional
Medical Center)	5.000%	7/1/18	1,695	1,785
3 Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.000%	7/1/21	1,000	1,083
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/17	5,000	5,081
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/18	6,195	6,508
Maryland Department of Transportation
Revenue	4.000%	9/1/21	20,665	22,880
3 Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/20	700	774
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/19	10,570	11,413

	Montgomery County MD GO	5.000%	11/1/17	4,800	4,950
	Montgomery County MD GO	5.000%	7/1/19	12,820	13,987
	Montgomery County MD GO	5.000%	7/1/19	5,010	5,466
	Montgomery County MD GO	5.000%	8/1/19	1,570	1,717
	Montgomery County MD GO	5.000%	12/1/19	14,950	16,511
	Montgomery County MD GO	5.000%	12/1/19	15,800	17,450
	Montgomery County MD GO	5.000%	12/1/20	16,380	18,562
	Montgomery County MD GO	5.000%	12/1/21	12,970	15,008
	Prince Georges County MD GO	5.000%	9/1/17	8,015	8,212
	Prince Georges County MD GO	5.000%	3/1/18	5,280	5,511
	Prince Georges County MD GO	5.000%	8/1/19	5,075	5,551
	Prince Georges County MD GO	5.000%	3/1/20	1,950	2,167
	Prince Georges County MD GO	5.000%	9/15/20	1,720	1,939
	University of Maryland Auxiliary Facility & Tuition
	Revenue	5.000%	4/1/19	4,800	5,194
	University of Maryland Auxiliary Facility & Tuition
	Revenue	5.000%	4/1/20	4,040	4,502
	Washington MD Suburban Sanitary Commission
	GO	5.000%	6/1/19	4,285	4,663
	Washington MD Suburban Sanitary Commission
	GO	4.000%	6/1/20	12,870	13,983
	Washington Suburban Sanitation District
	Maryland GO	5.000%	6/1/18	2,000	2,107
	Washington Suburban Sanitation District
	Maryland GO	5.000%	6/1/18	7,290	7,679
	Washington Suburban Sanitation District
	Maryland GO	5.000%	6/1/19	7,260	7,900
	Washington Suburban Sanitation District
	Maryland GO	5.000%	6/1/19	7,585	8,254
	Washington Suburban Sanitation District
	Maryland GO	5.000%	6/1/20	2,500	2,797
	Washington Suburban Sanitation District
	Maryland GO	5.000%	6/1/20	4,820	5,393
	Westminster MD Educational Facilities Revenue
	(McDaniel College Inc.)	5.000%	11/1/19	1,640	1,762
	Westminster MD Educational Facilities Revenue
	(McDaniel College Inc.)	5.000%	11/1/20	1,735	1,893
					629,142
Massachusetts (3.7%)
	Boston MA GO	5.000%	2/1/18	7,965	8,290
	Boston MA GO	5.000%	8/1/18	4,045	4,287
	Boston MA GO	5.000%	3/1/20	1,850	1,857
1,2 Eaton Vance Massachusetts Municipal Bond
	Fund	1.660%	7/1/19	6,475	6,479
	Massachusetts Bay Transportation Authority
	Sales Tax Revenue	5.250%	7/1/18	1,000	1,060
	Massachusetts Bay Transportation Authority
	Sales Tax Revenue	5.000%	7/1/19	9,500	10,353
	Massachusetts Bay Transportation Authority
	Sales Tax Revenue PUT	0.960%	8/29/17	29,195	29,195
1	Massachusetts Bay Transportation Authority
	Sales Tax Revenue TOB VRDO	0.750%	2/1/17	25,420	25,420
1	Massachusetts Bay Transportation Authority
	Sales Tax Revenue TOB VRDO	0.760%	2/7/17	29,934	29,934
	Massachusetts Clean Water Trust Revenue	5.000%	2/1/19	3,305	3,559
	Massachusetts Development Finance Agency
	Revenue (Harvard University)	4.000%	7/15/20	2,500	2,722

Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/20	5,000	5,613
2 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	1.210%	1/30/18	8,785	8,785
2 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	1.140%	1/29/20	5,500	5,405
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	3.000%	7/1/17	2,310	2,329
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	3.000%	7/1/18	1,000	1,023
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	4.000%	7/1/19	800	844
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	4.000%	7/1/20	600	643
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/17	2,260	2,296
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/18	500	524
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/20	1,435	1,567
2 Massachusetts Development Finance Agency
Revenue (Williams College) PUT	0.940%	7/1/17	15,360	15,348
2 Massachusetts GO	1.020%	2/1/17	7,020	7,020
Massachusetts GO	2.000%	4/24/17	31,850	31,942
Massachusetts GO	2.000%	5/22/17	83,000	83,323
Massachusetts GO	2.000%	6/26/17	40,000	40,198
2 Massachusetts GO	1.090%	1/1/18	9,100	9,109
Massachusetts GO	5.000%	8/1/18 (Prere.)	4,185	4,433
2 Massachusetts GO PUT	0.960%	8/1/17	28,180	28,180
Massachusetts GO PUT	1.050%	7/1/20	23,500	22,945
1 Massachusetts GO TOB VRDO	0.750%	2/1/17 (4)LOC	14,765	14,765
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	0.800%	12/1/17	2,000	1,995
4 Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	6.000%	7/1/18 (Prere.)	3,115	3,334
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	0.850%	2/2/17 (4)	4,000	4,000
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	0.750%	2/3/17 (4)	11,500	11,500
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	0.720%	2/8/17 (4)	17,700	17,700
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.630%	2/7/17 LOC	6,200	6,200
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.000%	7/1/20	1,500	1,638
Massachusetts Port Authority Revenue	4.000%	7/1/18	1,320	1,376
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19 (ETM)	775	841
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	225	244
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/19	1,000	1,100

1,2 Massachusetts Water Resources Authority
	Revenue TOB PUT	0.860%	4/3/17 LOC	7,250	7,250
1	Massachusetts Water Resources Authority
	Revenue TOB VRDO	0.780%	2/7/17 LOC	30,030	30,030
1	Massachusetts Water Resources Authority
	Revenue TOB VRDO	0.780%	2/7/17 (4)LOC	19,300	19,300
	University of Massachusetts Building Authority
	Revenue PUT	0.960%	8/29/17	9,390	9,390
					525,346
Michigan (2.2%)
1	Detroit MI City School District GO TOB VRDO	0.960%	2/7/17 (18)	10,245	10,245
1	Detroit MI City School District GO TOB VRDO	1.520%	2/7/17 (18)	17,845	17,845
	East Lansing MI School District GO	5.000%	5/1/17	650	657
	East Lansing MI School District GO	5.000%	5/1/18	335	351
	East Lansing MI School District GO	5.000%	5/1/19	450	486
1	Great Lakes MI Water Authority Sewer Disposal
	System Revenue TOB VRDO	0.860%	2/7/17 (4)	6,235	6,235
	Kent Hospital Finance Authority Michigan
	Revenue (Spectrum Health System)	5.000%	11/15/18	1,500	1,597
	Lansing MI School District GO	4.000%	5/1/18	1,395	1,445
	Lansing MI School District GO	5.000%	5/1/19	765	826
	Lincoln MI Consolidated School District GO	5.000%	5/1/17 (4)	1,000	1,010
	Lincoln MI Consolidated School District GO	5.000%	5/1/19 (4)	1,100	1,184
	Lincoln MI Consolidated School District GO	5.000%	5/1/20 (4)	1,000	1,100
	Livonia MI Public Schools School District GO	4.000%	5/1/17 (15)	1,000	1,007
	Livonia MI Public Schools School District GO	5.000%	5/1/18 (15)	850	888
	Marysville MI Public Schools District GO	4.000%	5/1/19	1,425	1,506
	Michigan Building Authority Revenue	5.000%	4/15/18	2,750	2,879
	Michigan Building Authority Revenue	5.000%	10/15/18	6,020	6,410
	Michigan Building Authority Revenue	5.000%	4/15/19	8,300	8,960
	Michigan Finance Authority Revenue	4.000%	10/1/17	1,155	1,177
	Michigan Finance Authority Revenue	5.000%	10/1/18	1,135	1,200
	Michigan Finance Authority Revenue	5.000%	4/1/19	23,360	24,972
	Michigan Finance Authority Revenue	5.000%	4/1/20	3,800	4,146
	Michigan Finance Authority Revenue	5.000%	4/1/21	7,250	8,008
	Michigan Finance Authority Revenue (Beaumont
	Health Obligated Group)	4.000%	8/1/18	1,500	1,559
	Michigan Finance Authority Revenue (Beaumont
	Health Obligated Group)	4.000%	8/1/19	3,000	3,175
	Michigan Finance Authority Revenue (Beaumont
	Health Obligated Group)	4.000%	8/1/20	1,250	1,343
1	Michigan Finance Authority Revenue (Beaumont
	Health Obligated Group) TOB VRDO	0.860%	2/7/17	6,060	6,060
	Michigan Finance Authority Revenue (Detroit
	Water & Sewer)	5.000%	7/1/17	1,355	1,375
	Michigan Finance Authority Revenue (Detroit
	Water & Sewer)	5.000%	7/1/17 (14)	5,000	5,080
	Michigan Finance Authority Revenue (Detroit
	Water & Sewer)	5.000%	7/1/17	5,000	5,080
	Michigan Finance Authority Revenue (Detroit
	Water & Sewer)	5.000%	7/1/17	500	507
	Michigan Finance Authority Revenue (Detroit
	Water & Sewer)	5.000%	7/1/18	1,000	1,046
	Michigan Finance Authority Revenue (Detroit
	Water & Sewer)	5.000%	7/1/18 (14)	6,000	6,296
	Michigan Finance Authority Revenue (Detroit
	Water & Sewer)	5.000%	7/1/18 (14)	5,500	5,771

Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/18	1,150	1,203
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19	800	861
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	2,855	3,071
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/19 (14)	3,500	3,765
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/20	300	330
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/17	350	358
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	4.000%	11/15/18	750	784
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	3.000%	10/1/18	1,770	1,827
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/19	2,005	2,202
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/18	250	267
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/19	500	550
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	6,425	6,668
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/18	10,275	10,865
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/19	22,000	23,618
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/20	6,335	6,896
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/20	4,185	4,553
Michigan GO	5.000%	12/1/17	2,715	2,808
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	3/15/17	7,875	7,880
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	0.950%	2/1/18 (Prere.)	360	359
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	0.950%	2/1/18	10,640	10,615
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.000%	5/30/18	15,000	15,128
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.400%	6/29/18	11,750	11,757
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	5/1/20	3,165	3,134
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/17	2,100	2,128
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.750%	5/15/18 (Prere.)	2,500	2,649
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/17	250	251
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	4.000%	3/1/18	500	516
Michigan Trunk Line Revenue	5.000%	11/15/17	13,500	13,943
Portage MI Public Schools GO	5.000%	11/1/18	1,180	1,257

Portage MI Public Schools GO	5.000%	5/1/19	525	567
Portage MI Public Schools GO	5.000%	11/1/19	1,465	1,603
Portage MI Public Schools GO	5.000%	11/1/20	750	839
Rockford MI Public Schools GO	3.000%	5/1/18	845	865
Rockford MI Public Schools GO	4.000%	5/1/19	1,360	1,438
Royal Oak MI City School District GO	5.000%	5/1/17	1,300	1,313
Royal Oak MI City School District GO	5.000%	5/1/18	1,000	1,049
1 Saginaw Valley State University Michigan
Revenue TOB VRDO	0.830%	2/7/17 (4)(Prere.)	5,000	5,000
St. Johns MI Public Schools School District GO	5.000%	5/1/19 (18)	7,250	7,813
University of Michigan Revenue	5.000%	4/1/19	2,215	2,398
University of Michigan Revenue	5.000%	4/1/20	1,500	1,671
University of Michigan Revenue	5.000%	4/1/20	1,750	1,949
University of Michigan Revenue	5.000%	4/1/21	1,500	1,710
1 Wayne State University Michigan Revenue TOB
VRDO	0.810%	2/7/17	2,500	2,500
				312,384
Minnesota (1.2%)
Hennepin County MN GO	5.000%	12/15/17	4,355	4,512
Hennepin County MN GO	5.000%	12/1/18	4,605	4,934
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	4.000%	1/1/19	300	315
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	4.000%	1/1/20	350	374
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	4.000%	1/1/21	125	136
Minneapolis & St. Paul MN Metropolitan Council
Transit GO	5.000%	3/1/18	3,130	3,267
Minneapolis & St. Paul MN Metropolitan Council
Transit GO	5.000%	3/1/19	3,230	3,487
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/19	4,485	4,842
Minneapolis MN GO	2.000%	12/1/18	12,800	13,008
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	4.000%	11/15/18	750	784
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	5.000%	11/15/19	750	818
Minnesota General Fund Revenue	5.000%	3/1/17	2,000	2,007
Minnesota GO	5.000%	10/1/17	3,545	3,644
Minnesota GO	5.000%	8/1/18	3,295	3,490
Minnesota GO	5.000%	8/1/19	5,940	6,494
Minnesota GO	5.000%	8/1/19	2,275	2,487
Minnesota GO	5.000%	8/1/19	12,920	14,131
Minnesota GO	5.000%	8/1/20	10,000	11,231
Minnesota GO	5.000%	8/1/20	10,750	12,074
Minnesota GO	5.000%	8/1/20	32,940	36,996
Minnesota GO	5.000%	8/1/20	13,070	14,679
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/18	7,860	8,205
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/19	4,125	4,454
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/20	8,665	9,630
Minnesota Public Facilities Authority Water
Pollution Control Revenue	5.000%	3/1/19	5,700	6,155
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/17	465	476

Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/18	885	935
Shakopee MN Healthcare Facilities Revenue
(St. Francis Regional Medical Center)	5.000%	9/1/19	555	601
University of Minnesota Revenue	5.000%	12/1/18	1,750	1,873
				176,039
Mississippi (0.2%)
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/19	1,250	1,339
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/20	1,000	1,091
Jackson MS Public School District GO	5.000%	4/1/18	500	521
Jackson MS Public School District GO	5.000%	4/1/19	1,660	1,778
Jackson MS Public School District GO	5.000%	4/1/20	1,500	1,646
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.600%	2/1/17	2,300	2,300
2 Mississippi GO	1.190%	9/1/17	5,390	5,394
2 Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)
PUT	1.960%	8/15/20	7,850	7,791
				21,860
Missouri (0.8%)
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/19	5,000	5,510
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/17	2,000	2,066
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/18	425	441
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/19	645	688
Kansas City MO Airport Revenue	5.000%	9/1/17	1,250	1,279
Kansas City MO Special Obligation Revenue	5.000%	10/1/18	5,000	5,308
Kansas City MO Special Obligation Revenue	5.000%	10/1/18	925	981
Kansas City MO Special Obligation Revenue	5.000%	10/1/19	2,750	2,995
Kansas City MO Special Obligation Revenue	5.000%	10/1/19	2,510	2,731
Kansas City MO Special Obligation Revenue	5.000%	10/1/20	2,000	2,224
Kansas City MO Special Obligation Revenue	5.000%	10/1/20	1,260	1,401
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/18	3,675	3,836
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/19	2,000	2,147
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/20	2,660	2,925
Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	1/1/19	1,000	1,074
Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	1/1/20	1,000	1,106
Missouri Environmental Improvement & Energy
Resources Authority Revenue (Kansas City
Power & Light)	1.250%	7/1/17	4,000	4,005
Missouri Highways & Transportation
Commission Road Revenue	5.250%	5/1/17 (Prere.)	11,000	11,125

	Missouri Highways & Transportation
	Commission Road Revenue	5.000%	5/1/19	1,000	1,085
	Missouri Highways & Transportation
	Commission Road Revenue	5.000%	5/1/20	1,145	1,276
	Missouri Joint Municipal Electric Utility
	Commission Power Project Revenue	5.000%	1/1/18	2,400	2,484
1,2 North Kansas City MO School District GO TOB
	PUT	0.730%	2/2/17	17,760	17,760
	Springfield MO Public Utility Revenue	5.000%	8/1/18	16,375	17,351
	St. Louis County MO Rockwood School District
	GO	4.000%	2/1/20	12,775	13,766
	St. Louis MO Parking Revenue	5.000%	12/15/17 (4)	1,285	1,328
	St. Louis MO Parking Revenue	5.000%	12/15/19 (4)	1,000	1,094
	St. Louis MO Parking Revenue	5.000%	12/15/20 (4)	1,000	1,114
					109,100
Montana (0.0%)
	Montana Facility Finance Authority Hospital
	Revenue (Benefis Health System)	4.000%	2/15/18	1,600	1,644
	Montana Facility Finance Authority Hospital
	Revenue (Benefis Health System)	5.000%	2/15/19	890	951
	Montana Facility Finance Authority Hospital
	Revenue (Benefis Health System)	5.000%	2/15/20	1,750	1,914
	Montana Facility Finance Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System)	5.000%	1/1/18	1,875	1,942
					6,451
Multiple States (1.1%)
1,2 Eaton Vance Municipal Bond Fund II		1.710%	7/1/19	8,850	8,851
1	Nuveen AMT-Free Municipal Income Fund
	VRDP VRDO	0.910%	2/7/17 LOC	109,000	109,000
1	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	0.760%	2/7/17 LOC	36,000	36,000
					153,851
Nebraska (0.4%)
	Central Plains Energy Project Nebraska Gas
	Supply Revenue PUT	5.000%	12/1/19	30,000	32,504
	Douglas County NE GO	4.000%	12/15/18	2,500	2,632
	Douglas County NE GO	5.000%	12/15/19	2,605	2,871
	Douglas County NE Hospital Authority No. 3
	Health Facilities Revenue (Nebraska
	Methodist Health System)	3.000%	11/1/17	700	709
	Douglas County NE Hospital Authority No. 3
	Health Facilities Revenue (Nebraska
	Methodist Health System)	4.000%	11/1/18	925	964
	Lincoln County NE Hospital Authority No. 1
	Hospital Revenue (Great Plains Regional
	Medical Center Project)	4.000%	11/1/17	500	510
	Scotts Bluff County NE Hospital Authority
	Revenue (Regional West Medical Center)	3.000%	2/1/17	1,000	1,000
	University of Nebraska Facilities Corp. Revenue	5.000%	7/15/18	4,685	4,957
	University of Nebraska Facilities Corp. Revenue	3.000%	7/15/19	5,530	5,758
	University of Nebraska Student Fee Revenue	5.000%	7/1/17	1,105	1,124
	University of Nebraska Student Fee Revenue	4.000%	7/1/18	2,785	2,902
	University of Nebraska Student Fee Revenue	4.000%	7/1/19	2,395	2,551
	University of Nebraska Student Health &
	Recreation Project Revenue	4.000%	5/15/18	1,070	1,111

University of Nebraska Student Health &
Recreation Project Revenue	4.000%	5/15/19	1,110	1,179
				60,772
Nevada (0.8%)
Clark County NV School District GO	5.000%	6/15/17	11,105	11,280
Clark County NV School District GO	5.000%	6/15/17	7,015	7,126
Clark County NV School District GO	5.000%	6/15/18	3,865	4,073
Clark County NV School District GO	5.000%	6/15/18	14,495	15,276
Clark County NV School District GO	5.000%	6/15/20	48,275	53,703
Humboldt County NV Pollution Control Revenue
(Sierra Pacific Power Co.) PUT	1.250%	6/3/19	1,750	1,740
Nevada GO	5.000%	4/1/19	16,405	17,730
Nevada Unemployment Compensation Revenue	5.000%	6/1/17	10,000	10,141
				121,069
New Hampshire (0.2%)
New Hampshire Health & Education Facilities
Authority Revenue (Elliott Hospital Obligated
Group)	5.000%	10/1/18	450	474
New Hampshire Health & Education Facilities
Authority Revenue (Elliott Hospital Obligated
Group)	5.000%	10/1/19	600	645
New Hampshire Health & Education Facilities
Authority Revenue (Elliott Hospital Obligated
Group)	5.000%	10/1/20	1,265	1,385
1 New Hampshire Health & Education Facilities
Authority Revenue (LRGHealthcare) TOB
VRDO	0.690%	2/7/17	15,645	15,645
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	3.000%	10/1/19	1,230	1,266
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/20 (Prere.)	2,005	2,248
				21,663
New Jersey (3.2%)
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/18	2,775	2,874
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/19	3,050	3,246
1,2 Eaton Vance New Jersey Municipal Bond Fund
II	1.660%	7/1/19	8,700	8,701
Howell Township NJ BAN	2.000%	10/19/17	11,850	11,921
Long Branch NJ BAN	1.750%	2/10/17	10,600	10,602
Monmouth County NJ GO	4.000%	1/15/18	1,350	1,390
Monmouth County NJ Improvement Authority
Revenue (Pooled Government Loan)	5.000%	12/1/20	2,575	2,912
Monroe Township NJ Board of Education GO	4.000%	8/1/17	1,085	1,101
Monroe Township NJ Board of Education GO	4.000%	8/1/18	2,070	2,154
New Jersey Economic Development Authority
Revenue	5.000%	3/1/18	14,425	14,840
New Jersey Economic Development Authority
Revenue	5.000%	6/15/19	50,000	52,409
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/17	5,800	5,867
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	3,235	3,357

1 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.730%	2/7/17 LOC	9,805	9,805
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.810%	2/7/17 LOC	18,310	18,310
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18 (ETM)	4,550	4,794
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18 (ETM)	2,390	2,523
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	110	116
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical
Center)	4.000%	7/1/17	1,000	1,011
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/17	2,000	2,033
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/17 (ETM)	230	234
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/17	1,075	1,091
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	4.000%	7/1/17	1,500	1,518
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/20	2,100	2,317
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	4.000%	7/1/17	5,105	5,163
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	3.000%	7/1/18	1,300	1,326
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	4.000%	7/1/19	1,200	1,258
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	4.000%	7/1/20	1,000	1,058
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	4.000%	7/1/18	750	778
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	4.000%	7/1/19	2,000	2,115
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/19	1,000	1,082
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.640%	2/7/17 LOC	4,200	4,200
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.880%	2/7/17	5,000	5,000
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	1.000%	11/1/17	3,100	3,097
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	1.050%	5/1/18	7,000	6,979
New Jersey Transportation Corp. GAN	5.000%	9/15/17	14,500	14,813
New Jersey Transportation Corp. GAN	5.000%	9/15/18	16,345	17,100

New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/19	38,550	40,818
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/20	42,510	45,722
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/21	27,350	28,367
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/17	5,000	5,059
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/18	6,000	6,212
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.750%	6/15/18	7,140	7,465
2 New Jersey Transportation Trust Fund Authority
Transportation Program Revenue PUT	1.660%	12/15/19	35,000	34,401
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/17	4,200	4,250
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	13,425	13,773
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/18	9,070	9,391
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.730%	2/7/17 LOC	14,850	14,850
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.930%	2/7/17	10,850	10,850
2 New Jersey Turnpike Authority Revenue PUT	1.340%	1/1/18	5,000	5,004
1 New Jersey Turnpike Authority Revenue TOB
VRDO	0.860%	2/7/17 (4)	6,500	6,500
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/17	3,000	3,039
				464,796
New Mexico (0.6%)
Farmington NM Pollution Control Revenue (El
Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,487
2 New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue	1.087%	2/1/18	5,010	5,001
2 New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue	1.137%	8/1/18	5,200	5,189
2 New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue PUT	1.267%	8/1/19	51,375	51,225
New Mexico Severance Tax Revenue	4.000%	7/1/18 (Prere.)	16,245	16,924
				82,826
New York (14.7%)
Binghamton NY City School District BAN	1.500%	6/30/17	5,600	5,608
Binghamton NY City School District BAN	2.500%	11/17/17	6,000	6,067
Brookhaven NY Local Development Corp.
Revenue (Jefferson's Ferry Project)	2.000%	11/1/17	500	502
Brookhaven NY Local Development Corp.
Revenue (Jefferson's Ferry Project)	4.000%	11/1/18	580	602
Brookhaven NY Local Development Corp.
Revenue (Jefferson's Ferry Project)	5.000%	11/1/19	325	351
Brookhaven NY Local Development Corp.
Revenue (Jefferson's Ferry Project)	5.000%	11/1/20	650	714
Brookhaven NY Local Development Corp.
Revenue (Jefferson's Ferry Project)	5.000%	11/1/21	500	557
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/17	250	254

	Brooklyn NY Local Development Corp. PILOT
	Revenue (Brooklyn Events Center)	5.000%	7/15/20	500	549
	Buffalo & Erie County NY Industrial Land
	Development Corp. Revenue	5.000%	11/15/18	1,000	1,054
	Buffalo & Erie County NY Industrial Land
	Development Corp. Revenue	5.000%	11/15/19	680	733
	Central Islip NY Union Free School District BAN	2.000%	8/16/17	8,500	8,538
	Clarence NY BAN	2.000%	7/21/17	6,200	6,227
	Dobbs Ferry NY Union Free School District BAN	2.000%	7/28/17	3,800	3,815
1,2 Eaton Vance New York Municipal Bond Fund II		1.510%	7/1/19	5,750	5,751
	Erie County NY Industrial Development Agency
	School Facility Revenue (Buffalo City School
	District Project)	5.000%	5/1/17	3,435	3,472
	Frontier NY Central School District BAN	2.000%	6/27/17	26,025	26,114
	Guilderland NY Central School District BAN	2.000%	7/14/17	3,268	3,279
1	Hudson Yards Infrastructure Corp. New York
	Revenue TOB VRDO	0.730%	2/7/17 LOC	6,065	6,065
	Johnson City Central School District BAN	2.000%	6/22/17	8,070	8,097
	Lewiston-Porter Central School District BAN	2.000%	6/15/17	9,000	9,027
	Long Island NY Power Authority Electric System
	Revenue	5.000%	5/1/17	1,000	1,010
	Long Island NY Power Authority Electric System
	Revenue	5.000%	9/1/17	9,950	10,178
2	Long Island NY Power Authority Electric System
	Revenue PUT	1.420%	11/1/18	17,000	17,063
	Monroe County NY Industrial Development
	Agency School Facility Revenue (Rochester
	Schools Modernization Project)	5.000%	5/1/17	3,730	3,769
	Monroe County NY Industrial Development
	Agency School Facility Revenue (Rochester
	Schools Modernization Project)	5.000%	5/1/17	1,450	1,465
	Monroe County NY Industrial Development
	Agency School Facility Revenue (Rochester
	Schools Modernization Project)	5.000%	5/1/18	2,000	2,098
	Mount Vernon City School District BAN	2.000%	8/18/17	8,560	8,593
	Nassau County NY Local Economic Assistance
	& Financing Corp. Revenue (Catholic Health
	Services)	5.000%	7/1/19	1,305	1,405
	Nassau County NY Local Economic Assistance
	& Financing Corp. Revenue (South Nassau
	Communities Hospital)	5.000%	7/1/17	1,320	1,341
	Nassau County NY Local Economic Assistance
	& Financing Corp. Revenue (Winthrop
	University Hospital Association Project)	4.000%	7/1/17	1,500	1,517
	Nassau County NY Local Economic Assistance
	Corp. Revenue (Catholic Health Services of
	Long Island Obligated Group Project)	3.000%	7/1/17	900	907
	Nassau County NY Local Economic Assistance
	Corp. Revenue (Catholic Health Services of
	Long Island Obligated Group Project)	4.000%	7/1/18	800	828
	Nassau County NY Local Economic Assistance
	Corp. Revenue (Catholic Health Services of
	Long Island Obligated Group Project)	4.000%	7/1/19	375	395
	New Rochelle NY School District TAN	2.000%	6/29/17	6,000	6,023
	New York City NY GO	0.300%	2/2/17 (4)	50,500	50,500
	New York City NY GO	0.200%	2/3/17 (4)	9,450	9,450
	New York City NY GO	0.500%	2/3/17 (12)	6,750	6,750

New York City NY GO	0.890%	2/3/17 (4)	1,900	1,900
New York City NY GO	0.880%	2/6/17 (12)	32,125	32,125
New York City NY GO	0.890%	2/6/17 (4)	19,875	19,875
New York City NY GO	0.300%	2/7/17 (4)	7,000	7,000
New York City NY GO	0.890%	2/8/17 (4)	27,800	27,800
New York City NY GO	4.000%	8/1/17	5,705	5,796
New York City NY GO	5.000%	8/1/17	34,730	35,457
New York City NY GO	5.000%	8/1/17	20,000	20,418
New York City NY GO	5.000%	8/1/17	3,715	3,793
New York City NY GO	5.000%	8/1/17	7,280	7,432
New York City NY GO	5.000%	8/1/17	4,305	4,395
New York City NY GO	5.000%	8/1/17	10,000	10,209
New York City NY GO	5.000%	8/1/17	33,680	34,385
New York City NY GO	5.000%	8/1/18	8,790	9,308
New York City NY GO	5.000%	8/1/18	3,250	3,442
New York City NY GO	5.000%	8/1/19	6,190	6,756
New York City NY GO	5.000%	8/1/19	15,425	16,835
New York City NY GO VRDO	0.620%	2/1/17 LOC	21,055	21,055
New York City NY GO VRDO	0.630%	2/1/17	7,800	7,800
New York City NY GO VRDO	0.630%	2/1/17 LOC	2,000	2,000
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.850%	11/1/17	6,215	6,209
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	0.850%	11/1/17	2,000	1,999
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	5/1/18	2,390	2,391
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	5/1/18	12,010	12,011
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.350%	5/1/18	10,000	10,001
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.250%	11/1/18	27,500	27,502
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.500%	11/1/18	13,090	13,098
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.500%	11/1/18	17,105	17,115
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.650%	5/1/19	3,005	3,006
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	1.650%	5/1/19	24,685	24,701
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	1.000%	10/26/17	4,705	4,705
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue	1.300%	11/1/19	13,500	13,430
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue	1.375%	5/1/20	5,750	5,721
New York City NY Housing Development Corp.
Sustainable Neighborhood Revenue PUT	1.450%	4/29/20	4,000	3,946
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/19	3,100	3,207
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.760%	2/7/17	18,500	18,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.620%	2/1/17	9,275	9,275

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.630%	2/1/17	11,000	11,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.630%	2/1/17	7,300	7,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.660%	2/7/17	4,725	4,725
New York City NY Transitional Finance Authority
Future Tax Revenue	0.300%	2/2/17 (4)	20,900	20,900
New York City NY Transitional Finance Authority
Future Tax Revenue	0.890%	2/3/17 (4)	64,400	64,400
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17 (Prere.)	11,805	12,172
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	26,270	27,077
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/19	1,300	1,420
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	18,700	20,577
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	2,110	2,322
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	6,825	7,705
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.740%	2/1/17	13,145	13,145
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.630%	2/1/17	28,600	28,600
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.700%	2/7/17 LOC	16,400	16,400
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	4.000%	8/1/17 (ETM)	6,250	6,350
1 New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters) TOB VRDO	0.960%	2/7/17	5,000	5,000
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.710%	2/7/17	37,805	37,805
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.810%	2/7/17	27,435	27,435
2 New York Metropolitan Transportation Authority
Revenue	1.347%	11/1/17	2,950	2,960
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	1,190	1,228
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	12,500	12,903
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	4,055	4,335
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	3,500	3,742
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	2.000%	3/1/17	10,000	10,010
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	2.000%	3/1/17	5,000	5,005
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	2.000%	6/1/17	5,000	5,019

New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	2.000%	6/1/17	19,065	19,138
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	4.000%	6/1/17	67,725	68,446
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	1.040%	6/1/17	19,905	19,905
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	1.030%	11/1/18	2,000	1,999
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	1.110%	11/1/19	2,750	2,746
2 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	1.240%	11/1/19	21,000	21,049
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/17	1,200	1,239
1 New York Metropolitan Transportation Authority
Revenue (Transit Revenue) TOB VRDO	0.780%	2/7/17 LOC	11,250	11,250
2 New York Metropolitan Transportation Authority
Revenue PUT	1.003%	5/15/17 (4)	18,500	18,495
2 New York Metropolitan Transportation Authority
Revenue PUT	0.867%	11/1/17	27,310	27,289
2 New York Metropolitan Transportation Authority
Revenue PUT	1.020%	11/15/17	49,600	49,560
2 New York Metropolitan Transportation Authority
Revenue PUT	1.133%	5/15/18 (4)	10,750	10,752
2 New York Metropolitan Transportation Authority
Revenue PUT	0.817%	11/1/19	12,320	12,189
2 New York Metropolitan Transportation Authority
Revenue PUT	1.217%	2/1/20	9,500	9,494
New York Metropolitan Transportation Authority
Revenue PUT	5.000%	2/15/20	69,000	75,335
2 New York Metropolitan Transportation Authority
Revenue PUT	1.240%	6/1/20	87,500	87,395
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.780%	2/7/17	12,500	12,500
New York Metropolitan Transportation Authority
Revenue VRDO	0.630%	2/7/17 LOC	11,500	11,500
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/19	4,275	4,701
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/20	1,125	1,270
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/17	1,000	1,016
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/18	1,000	1,051
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/17	2,000	2,021
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/18	2,500	2,616
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	22,110	23,035
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	16,215	17,473
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	1,000	1,078

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	10,120	10,905
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/19	9,765	10,632
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	4,750	5,280
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	12,805	14,551
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.690%	2/7/17	565	565
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	3,445	3,537
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17 (15)	500	514
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17 (4)	3,300	3,391
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18	2,160	2,295
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (15)	1,000	1,065
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/17	6,865	6,983
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18 (ETM)	370	392
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18	630	640
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/19 (ETM)	600	652
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/19	1,025	1,046
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/18	42,810	44,773
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/18	23,100	24,159
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/19	31,555	34,141
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/19	24,300	26,292
New York State Housing Finance Agency
Affordable Housing Revenue	0.750%	5/1/17	3,000	3,000
New York State Housing Finance Agency
Affordable Housing Revenue	0.850%	11/1/17	160	160
New York State Housing Finance Agency
Affordable Housing Revenue	0.850%	11/1/17	10,000	9,987
New York State Housing Finance Agency
Affordable Housing Revenue	0.900%	11/1/17	3,000	2,995
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	4,190	4,190
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	3,900	3,900
New York State Housing Finance Agency
Affordable Housing Revenue	1.150%	5/1/18	1,250	1,250
New York State Housing Finance Agency
Affordable Housing Revenue	1.250%	5/1/18	2,500	2,502
New York State Housing Finance Agency
Affordable Housing Revenue	1.250%	5/1/18	6,250	6,255

	New York State Housing Finance Agency
	Housing Revenue	0.900%	11/1/17	5,000	4,997
	New York State Housing Finance Agency
	Revenue	1.050%	5/1/19	850	844
	New York State Housing Finance Agency
	Revenue	1.100%	11/1/19	1,000	989
	New York State Housing Finance Agency
	Revenue	1.250%	5/1/20	7,500	7,416
	New York State Local Government Assistance
	Corp. Revenue	5.000%	4/1/19	2,365	2,480
	New York State Thruway Authority Revenue	5.000%	1/1/18	1,500	1,553
	New York State Thruway Authority Revenue	5.000%	5/1/19	41,875	45,238
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/17	10,090	10,142
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.000%	3/15/19	3,900	4,214
	New York State Urban Development Corp.
	Revenue (Service Contract)	5.250%	1/1/20	1,500	1,610
	North Syracuse NY Central School District BAN	2.000%	8/11/17	4,448	4,466
	North Syracuse NY Central School District RAN	2.000%	6/28/17	10,000	10,032
1,2 Nuveen New York AMT-Free Municipal Income
	Fund iMTP	1.280%	10/1/17	17,500	17,501
1	Nuveen New York AMT-Free Quality Municipal
	Income Fund VRDP VRDO	0.740%	2/7/17 LOC	36,000	36,000
1	Nuveen New York AMT-Free Quality Municipal
	Income Fund VRDP VRDO	0.890%	2/7/17 LOC	23,500	23,500
	Onondaga County NY Civic Development Corp.
	Revenue (St. Joseph's Hospital & Health
	Center)	5.000%	7/1/19 (ETM)	500	533
	Onondaga County NY Trust For Cultural
	Resources Revenue (Syracuse University
	Project) VRDO	0.640%	2/7/17 LOC	27,325	27,325
	Oyster Bay NY BAN	2.750%	2/3/17	15,000	15,001
	Oyster Bay NY GO	3.250%	8/1/17	4,155	4,167
	Port Authority of New York & New Jersey
	Revenue	5.000%	8/15/18 (4)	2,855	2,920
	Schenectady NY BAN	2.000%	5/11/17	41,962	42,065
	Suffolk County NY GO	5.000%	2/1/17 (4)	3,415	3,415
	Suffolk County NY GO	5.000%	5/15/19	8,565	9,227
	Tobacco Settlement Financing Corp. New York
	Revenue	2.000%	6/1/17	6,000	6,018
	Tobacco Settlement Financing Corp. New York
	Revenue	3.000%	6/1/18	9,625	9,819
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/18	1,000	1,039
	Tobacco Settlement Financing Corp. New York
	Revenue	4.000%	6/1/19	6,000	6,304
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/20	5,000	5,478
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/20	1,500	1,607
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/21	3,435	3,826
	Tobacco Settlement Financing Corp. New York
	Revenue	5.000%	6/1/21	1,000	1,083
2	Triborough Bridge & Tunnel Authority New York
	Revenue	1.010%	1/1/18 (4)	5,000	4,999

2 Triborough Bridge & Tunnel Authority New York
Revenue	1.100%	1/1/19 (4)	1,800	1,799
2 Triborough Bridge & Tunnel Authority New York
Revenue PUT	0.917%	2/1/19	10,350	10,242
Westchester County NY GO	5.000%	1/1/19	500	537
Westchester County NY GO	5.000%	1/1/20	3,350	3,706
Westchester County NY GO	5.000%	1/1/21	1,550	1,758
Windsor Central School District BAN	1.500%	8/18/17	7,250	7,258
Yonkers NY GO	4.000%	3/15/17 (4)	600	602
Yonkers NY GO	3.000%	7/1/17	1,005	1,013
Yonkers NY GO	3.000%	8/15/17	510	515
				2,118,633
North Carolina (2.1%)
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/19	2,750	3,006
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/20	3,345	3,754
Charlotte NC GO	5.000%	7/1/17	2,000	2,035
Charlotte NC GO	5.000%	12/1/17	5,335	5,520
Charlotte NC GO	3.000%	7/1/18	3,015	3,099
Charlotte NC GO	5.000%	7/1/18	5,000	5,283
Charlotte NC GO	5.000%	12/1/18	4,000	4,286
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/19	1,350	1,491
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	4.000%	1/15/18	4,105	4,219
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/19	3,575	3,831
1 Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) TOB VRDO	0.720%	2/7/17	10,805	10,805
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.630%	2/7/17 LOC	7,400	7,400
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.660%	2/7/17	21,805	21,805
East Carolina University North Carolina
Revenue	5.000%	10/1/19	3,525	3,869
East Carolina University North Carolina
Revenue	5.000%	10/1/20	3,660	4,113
Fayetteville NC Public Works Commission
Revenue	5.000%	3/1/19	3,500	3,778
Guilford County NC GO	4.000%	2/1/20	3,360	3,625
1 Johnston NC Memorial Hospital Authority
Revenue TOB VRDO	0.720%	2/7/17 (4)	4,920	4,920
1 Johnston NC Memorial Hospital Authority
Revenue TOB VRDO	0.730%	2/7/17 (4)	9,635	9,635
Mecklenburg County NC GO	5.000%	8/1/18	4,000	4,238
Mecklenburg County NC GO	5.000%	12/1/18	4,780	5,122
Mecklenburg County NC GO	5.000%	3/1/19	5,000	5,399
Mecklenburg County NC GO	4.000%	12/1/19	1,200	1,292
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	4.000%	10/1/17	2,585	2,635

New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	4.000%	10/1/18	1,480	1,544
North Carolina Capital Facilities Finance Agency
Solid Waste Disposal Revenue (Republic
Services, Inc. Project) PUT	0.900%	3/1/17	27,500	27,500
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (ETM)	2,245	2,408
North Carolina GO	5.000%	3/1/18	4,770	4,974
North Carolina GO	5.000%	3/1/19	3,865	4,173
North Carolina GO	5.000%	5/1/19	6,835	7,419
North Carolina GO	5.000%	5/1/19	1,525	1,655
North Carolina GO	5.000%	6/1/19	6,145	6,687
North Carolina GO	5.000%	5/1/20	2,300	2,568
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	4.000%	10/1/17	3,725	3,796
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/18	3,780	4,001
2 North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest Baptist
Obligated Group) PUT	1.400%	12/1/17	7,655	7,640
North Carolina Medical Care Commission
Hospital Revenue (Moses Cone Health
System) PUT	1.010%	8/29/17	12,625	12,625
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/17	620	626
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	4.000%	6/1/18	500	517
North Carolina Medical Care Commission
Retirement Facilities Revenue (Southminster
Inc.)	5.000%	10/1/20	670	715
Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/18	1,695	1,806
1,2 Raleigh NC Combined Enterprise System
Revenue TOB PUT	0.730%	2/2/17	8,240	8,240
Wake County NC GO	4.000%	2/1/17	6,440	6,440
Wake County NC GO	5.000%	9/1/17	9,000	9,221
Wake County NC GO	5.000%	2/1/18	16,090	16,743
Wake County NC GO	5.000%	3/1/18	17,300	18,058
Wake County NC GO	5.000%	5/1/18	1,050	1,103
Wake County NC GO	5.000%	3/1/19	22,555	24,354
				299,973
North Dakota (0.0%)
1 North Dakota Public Finance Authority Revenue
TOB VRDO	0.750%	2/7/17	5,095	5,095

Ohio (1.7%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.000%	11/15/17	1,000	1,027
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.000%	11/15/20	1,460	1,598

Akron OH Income Tax Revenue	2.500%	12/13/17	11,000	11,114
Akron OH Income Tax Revenue (Packaging
Facilities)	5.000%	12/1/17	2,875	2,971
Akron OH Income Tax Revenue (Packaging
Facilities)	5.000%	12/1/18	1,145	1,223
Akron OH Income Tax Revenue (Packaging
Facilities)	5.000%	12/1/19	1,590	1,745
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	1,595	1,665
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/17	1,000	1,002
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,539
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/18 (Prere.)	2,135	2,229
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/19	24,250	25,987
Central Ohio Solid Waste Authority GO	4.000%	12/1/17 (ETM)	150	154
Central Ohio Solid Waste Authority GO	4.000%	12/1/17	1,525	1,563
Cleveland OH Airport System Revenue	5.000%	1/1/18 (4)	340	352
Cleveland OH Airport System Revenue	5.000%	1/1/19 (4)	410	437
Cleveland OH Airport System Revenue	5.000%	1/1/20 (4)	430	469
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.660%	2/7/17	1,935	1,935
Columbus OH GO	5.000%	2/15/18	10,000	10,420
Columbus OH GO	5.000%	8/15/18	1,250	1,326
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	3.000%	12/1/17	470	478
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/18	1,000	1,065
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.000%	6/15/18	1,000	1,040
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) PUT	5.000%	7/12/17	7,615	7,749
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	4.000%	1/1/18	280	286
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	4.000%	1/1/19	560	581
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	4.000%	1/1/20	575	603
Hamilton County OH Hospital Facilities Revenue
(UC Health)	4.000%	2/1/17	375	375
Hamilton County OH Hospital Facilities Revenue
(UC Health)	4.000%	2/1/18	525	539
1 Hamilton County OH Hospital Facilities Revenue
(UC Health) TOB VRDO	0.780%	2/7/17 LOC	11,395	11,395
Hamilton County OH Sales Tax Revenue	4.000%	12/1/18	1,500	1,577
Hamilton County OH Sales Tax Revenue	5.000%	12/1/18	2,900	3,102
Hamilton County OH Sales Tax Revenue	5.000%	12/1/19	3,000	3,296
1 JobsOhio Beverage System Statewide Liquor
Profits Revenue TOB VRDO	0.870%	2/7/17	23,200	23,200
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/19	810	875
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.840%	2/7/17 (Prere.)	10,460	10,460
Newark OH BAN	2.000%	11/7/17	2,050	2,060

Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	3.100%	3/1/19	3,000	1,261
Ohio Common Schools GO	5.000%	3/15/18	10,860	11,354
Ohio Common Schools GO	5.000%	9/15/20	5,000	5,627
Ohio GO VRDO	0.710%	2/7/17	2,085	2,085
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.610%	2/1/17	2,400	2,400
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	0.890%	2/1/17	8,750	8,750
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	0.890%	2/7/17	7,250	7,250
Ohio Hospital Revenue (University Hospitals
Health System Inc.) VRDO	0.890%	2/7/17	8,375	8,375
Ohio Revitalization Revenue	5.000%	4/1/18 (Prere.)	1,000	1,046
Ohio Solid Waste Revenue (Republic Services
Inc. Project) PUT	0.900%	3/1/17	10,000	10,000
1 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.760%	2/7/17	16,825	16,825
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	3.000%	5/15/19	10,540	4,425
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/18	6,660	7,023
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/18	3,880	4,160
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.250%	12/1/17	2,215	2,284
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.250%	12/1/18	1,510	1,601
Sandusky OH BAN	2.000%	10/5/17	1,500	1,508
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	3.000%	2/15/17	770	771
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/18	750	779
Toledo OH GO	4.000%	12/1/18 (4)	1,880	1,969
University of Akron Ohio General Receipts
Revenue	4.000%	1/1/19	1,000	1,049
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/17	2,180	2,211
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/18	1,555	1,634
Wright State University Ohio General Revenue	5.000%	5/1/17	1,195	1,207
				243,031
Oklahoma (0.3%)
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/17	760	772
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/18	1,325	1,393
Cleveland County OK Educational Facilities
Authority Lease Revenue (Norman Public
Schools Project)	5.000%	7/1/19	2,250	2,434

Comanche County OK Hospital Authority
Revenue	5.000%	7/1/18	2,990	3,077
Norman OK Regional Hospital Authority
Revenue	3.000%	9/1/17	1,000	1,010
Norman OK Regional Hospital Authority
Revenue	4.000%	9/1/18	1,000	1,037
Norman OK Regional Hospital Authority
Revenue	4.000%	9/1/19	2,000	2,108
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/20	1,170	1,287
Oklahoma City OK GO	4.000%	3/1/18	2,480	2,562
Oklahoma City OK GO	4.000%	3/1/19	2,775	2,939
Oklahoma City OK GO	5.000%	3/1/19	4,080	4,403
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.500%	8/15/18 (Prere.)	7,000	7,471
Oklahoma GO	5.000%	7/15/18	4,165	4,409
Oklahoma GO	5.000%	7/15/18	1,480	1,567
Oklahoma Water Resources Board Revolving
Fund Revenue	5.000%	4/1/19	3,000	3,246
Oklahoma Water Resources Board Revolving
Fund Revenue	5.000%	4/1/21	1,405	1,599
				41,314
Oregon (0.7%)
Multnomah County OR School District GO	5.000%	6/15/17	10,000	10,158
Multnomah County OR School District GO	5.000%	6/15/18	10,000	10,553
1 Oregon Department of Transportation Highway
User Tax Revenue TOB VRDO	0.760%	2/7/17	5,000	5,000
Oregon Facilities Authority Revenue
(PeaceHealth) VRDO	0.670%	2/7/17 LOC	5,200	5,200
2 Oregon Facilities Authority Revenue
(Providence Health & Services) PUT	1.540%	10/1/17	8,750	8,750
Oregon GO	5.000%	5/1/18	1,500	1,575
Oregon GO	5.000%	5/1/18	1,125	1,182
Oregon GO	5.000%	11/1/18	3,750	4,007
Oregon GO	3.000%	5/1/19	2,500	2,601
Oregon GO	3.000%	6/1/19	1,000	1,042
Oregon GO	3.000%	11/1/19	1,000	1,047
Oregon GO	5.000%	5/1/20	2,725	3,040
Oregon GO	5.000%	11/1/20	3,100	3,499
Oregon Health & Science University Revenue	5.000%	7/1/18	1,000	1,052
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17	9,820	9,970
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,490	4,512
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	13,520	13,667
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	3.000%	11/1/19	4,835	4,944
Washington County OR GO	5.000%	3/1/19	2,365	2,555
				94,354
Pennsylvania (5.0%)
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	1,000	1,050

	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center)	1.314%	2/1/21	5,850	5,848
1,2 Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB PUT	0.860%	3/1/17 LOC	10,000	10,000
1,2 Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB PUT	0.860%	4/3/17 LOC	10,075	10,075
1	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	0.670%	2/1/17 LOC	18,910	18,910
1	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	0.670%	2/1/17 LOC	3,000	3,000
	Beaver County PA Industrial Development
	Authority Pollution Control Revenue
	(FirstEnergy Generation Project) PUT	2.500%	6/1/17	10,000	5,600
1	Berks County PA Municipal Authority Revenue
	(Reading Hospital & Medical Center Project)
	TOB VRDO	0.690%	2/7/17	8,420	8,420
1	Berks County PA Municipal Authority Revenue
	(Reading Hospital & Medical Center Project)
	TOB VRDO	0.690%	2/7/17	9,750	9,750
2	Bethlehem PA Area School District Authority
	Revenue PUT	0.970%	1/1/18	3,990	3,988
	Bethlehem PA Water Authority Revenue	5.000%	11/15/17 (15)	650	669
	Bethlehem PA Water Authority Revenue	5.000%	11/15/18 (15)	500	530
	Bucks County PA GO	5.000%	5/1/18	500	526
	Bucks County PA GO	5.000%	5/1/19	1,500	1,628
	Bucks County PA Water & Sewer Authority
	Water System Revenue	1.500%	6/1/17 (15)	750	751
	Bucks County PA Water & Sewer Authority
	Water System Revenue	4.000%	6/1/17 (15)	885	894
	Bucks County PA Water & Sewer Authority
	Water System Revenue	2.000%	6/1/18 (15)	500	505
	Bucks County PA Water & Sewer Authority
	Water System Revenue	4.000%	6/1/18 (15)	1,025	1,062
	Bucks County PA Water & Sewer Authority
	Water System Revenue	4.000%	6/1/19 (15)	500	528
	Clarion County PA Industrial Development
	Authority Revenue (Clarion University
	Foundation Inc. Student Housing Project)	5.000%	7/1/18	920	954
	Clarion County PA Industrial Development
	Authority Revenue (Clarion University
	Foundation Inc. Student Housing Project)	5.000%	7/1/19	970	1,026
	Dauphin County PA General Authority Health
	System Revenue (Pinnacle Health System
	Project)	3.000%	6/1/17	1,020	1,027
	Dauphin County PA General Authority Health
	System Revenue (Pinnacle Health System
	Project)	4.000%	6/1/19	1,250	1,320
	Delaware County PA GO	5.000%	10/1/19	3,000	3,297
	Delaware County PA GO	5.000%	10/1/20	2,680	3,019
2	Downingtown PA Area School District GO PUT	1.360%	5/1/19	5,075	5,079
	Erie PA GO	4.000%	11/15/17 (4)	3,000	3,068
2	Hempfield PA School District GO PUT	1.067%	8/1/19	8,865	8,794

Hempfield PA School District GO VRDO	1.037%	8/1/19	1,905	1,888
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	2.500%	12/15/17	3,075	3,113
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/18	600	623
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/19	500	541
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/20	820	908
Lower Merion PA School District GO	4.000%	9/15/17	565	576
Lower Merion PA School District GO	4.000%	9/15/18	3,670	3,844
Lower Merion PA School District GO	5.000%	9/15/19	4,535	4,974
2 Manheim Township PA School District GO	0.805%	5/1/17	1,400	1,398
2 Manheim Township PA School District GO PUT	0.925%	5/1/18	6,850	6,787
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	4.000%	7/1/18	1,100	1,139
Montgomery County PA GO	5.000%	4/1/19	1,840	1,990
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/19	1,000	1,078
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	4.000%	10/1/18	1,000	1,037
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	4.000%	10/1/19	500	526
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/18	1,000	1,032
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/19	1,500	1,587
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	8,000	7,910
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	5,000	4,944
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.000%	2/1/17 (ETM)	995	995
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/21	725	802
1 Mount Lebanon PA School District GO TOB
VRDO	0.800%	2/7/17	15,500	15,500
2 North Penn PA Water Authority Revenue	0.787%	11/1/17	1,100	1,100
2 North Penn PA Water Authority Revenue	0.867%	11/1/18	700	696
2 North Penn PA Water Authority Revenue PUT	1.017%	11/1/19	2,500	2,480
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	4.000%	8/15/19	940	990

Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/20	1,000	1,100
2 Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project) PUT	2.060%	8/15/20	8,125	8,132
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	1.100%	4/3/17	5,000	5,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/18	6,545	6,916
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/19	4,830	5,265
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/20	7,270	7,913
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/20	5,170	5,624
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/22	8,000	8,140
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/22	4,425	4,425
Pennsylvania GO	5.000%	4/1/17	11,150	11,230
Pennsylvania GO	5.000%	4/1/18	35,410	37,008
Pennsylvania GO	5.000%	7/1/18	2,675	2,820
Pennsylvania GO	5.000%	8/15/18	15,170	16,054
Pennsylvania GO	5.000%	8/15/18	48,540	51,369
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.650%	2/7/17 LOC	21,430	21,430
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	1.119%	7/1/17 (10)	1,020	1,018
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock University
Foundation)	5.000%	7/1/17 (Prere.)	5,000	5,087
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/17	7,000	7,152
Pennsylvania Higher Educational Facilities
Authority Revenue (York College) PUT	1.000%	5/1/17	1,300	1,300
Pennsylvania State University Revenue	4.000%	9/1/17	785	800
Pennsylvania State University Revenue	4.000%	9/1/17	1,680	1,711
Pennsylvania State University Revenue	5.000%	9/1/18	815	866
Pennsylvania State University Revenue	5.000%	9/1/18	2,850	3,028
Pennsylvania State University Revenue	5.000%	9/1/19	500	548
Pennsylvania State University Revenue	5.000%	9/1/19	4,200	4,600
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/18	1,250	1,332
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/19	1,260	1,377
2 Pennsylvania Turnpike Commission Revenue	1.110%	12/1/17	15,000	14,975
2 Pennsylvania Turnpike Commission Revenue	1.140%	12/1/17	59,405	59,373

2 Pennsylvania Turnpike Commission Revenue	1.260%	12/1/17	10,405	10,401
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/18 (12)	2,650	2,781
2 Pennsylvania Turnpike Commission Revenue	1.240%	12/1/18	16,940	16,842
2 Pennsylvania Turnpike Commission Revenue	1.260%	12/1/18	8,750	8,742
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19	1,320	1,424
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	10,080	10,996
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/19 (Prere.)	22,000	24,277
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/20	18,520	20,444
2 Pennsylvania Turnpike Commission Revenue
PUT	1.460%	12/1/18	6,500	6,499
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.780%	2/7/17 (12)	3,245	3,245
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	4.000%	12/1/17	4,190	4,283
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/18	1,615	1,685
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/19	1,650	1,773
Philadelphia PA Gas Works Revenue	5.000%	10/1/17	4,500	4,613
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	2,645	2,717
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (ETM)	2,775	2,943
Philadelphia PA Gas Works Revenue	5.000%	10/1/18	7,500	7,914
Philadelphia PA Gas Works Revenue	5.000%	10/1/18 (2)	2,355	2,414
Philadelphia PA Gas Works Revenue	5.000%	10/1/19	6,500	7,019
Philadelphia PA Gas Works Revenue	5.000%	10/1/20	3,500	3,848
Philadelphia PA School District GO	5.000%	9/1/17	1,000	1,020
Philadelphia PA School District GO	5.000%	9/1/17	5,095	5,191
Philadelphia PA School District GO	5.000%	9/1/18	1,000	1,048
Philadelphia PA School District GO	5.000%	9/1/18	6,400	6,709
Philadelphia PA School District GO	5.000%	9/1/19	1,750	1,871
Philadelphia PA School District GO	5.000%	9/1/19	1,750	1,871
Philadelphia PA School District GO	5.000%	9/1/20	2,975	3,226
Philadelphia PA School District GO	5.000%	9/1/20	4,000	4,337
Philadelphia PA TRAN	2.000%	6/30/17	19,270	19,352
Philadelphia PA Water & Waste Water Revenue
VRDO	0.630%	2/7/17 LOC	900	900
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/18 (15)	500	530
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/17	2,250	2,277
Swarthmore Borough PA Authority College
Revenue (Swarthmore College)	5.000%	9/15/19	3,395	3,723
Swarthmore Borough PA Authority College
Revenue (Swarthmore College)	5.000%	9/15/20	3,515	3,956
2 University Area Joint Authority Pennsylvania
Sewer Revenue PUT	1.060%	11/1/17	2,900	2,895
West Shore PA Area Authority Revenue
(Messiah Lifeways Obligated Group)	4.000%	7/1/19	1,685	1,752
2 York County PA GO PUT	0.825%	6/1/17	31,555	31,539
				712,426
Rhode Island (0.3%)
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(Rhode Island School of Design) VRDO	0.630%	2/7/17 LOC	7,700	7,700

Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/17 (ETM)	2,640	2,702
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/18	2,990	3,100
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/18 (ETM)	1,325	1,404
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/17	14,715	14,870
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/18	1,250	1,301
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/19	1,760	1,875
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/20	1,500	1,628
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	3.000%	5/15/17 (4)	1,815	1,825
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/17	2,000	2,017
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	3.000%	5/15/18 (4)	5,535	5,646
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/18	1,500	1,569
				45,637
South Carolina (0.8%)
2 Charleston SC Waterworks & Sewer Capital
Improvement Revenue PUT	1.210%	1/1/18	8,770	8,773
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/18	700	743
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/19	1,000	1,087
Myrtle Beach SC Tax Increase Revenue (Myrtle
Beach Air Force Base Redevelopment
Project)	5.000%	10/1/20	1,000	1,108
Richland County SC School District No. 2 GO	5.000%	4/1/19	5,525	5,983
South Carolina Association of Governmental
Organizations COP	2.000%	3/1/17	47,500	47,552
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/17	2,305	2,380
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/18	1,000	1,066
South Carolina GO	4.000%	4/1/17	2,520	2,534
South Carolina GO	5.000%	4/1/17	1,880	1,893
South Carolina GO	5.000%	4/1/18	1,975	2,068
South Carolina GO	5.000%	4/1/18	635	665

South Carolina GO	5.000%	4/1/18	765	801
South Carolina GO	4.000%	4/1/19	1,170	1,242
South Carolina GO	5.000%	4/1/19	2,520	2,728
South Carolina GO	5.000%	4/1/19	745	806
South Carolina GO	5.000%	4/1/19	665	720
South Carolina GO	5.000%	4/1/19	805	871
South Carolina GO	5.000%	4/1/19	2,610	2,826
South Carolina GO	4.000%	4/1/20	1,535	1,662
South Carolina GO	5.000%	8/1/20	10,000	11,239
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/20	1,310	1,437
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/21	1,900	2,125
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/17	650	663
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18	870	915
South Carolina Public Service Authority
Revenue	5.500%	1/1/19 (Prere.)	7,205	7,800
1 South Carolina Public Service Authority
Revenue TOB VRDO	0.750%	2/7/17	6,525	6,525
Sumter Two School Facilities Inc. South
Carolina Installment Purchase Revenue	4.000%	12/1/17 (15)	675	690
Sumter Two School Facilities Inc. South
Carolina Installment Purchase Revenue	4.000%	12/1/18 (15)	1,715	1,791
				120,693
South Dakota (0.0%)
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	3.000%	11/1/17	500	507
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	3.000%	11/1/17	450	457
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	3.000%	11/1/18	500	515
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	4.000%	11/1/18	800	838
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	4.000%	11/1/19	395	421
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/19	600	656
				3,394
Tennessee (1.1%)
Chattanooga TN Electric System Revenue	5.000%	9/1/18	2,375	2,523
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	3.000%	4/1/17	2,130	2,137
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	4.000%	4/1/18	2,000	2,063
Johnson City TN Health & Educational Facilities
Board Hospital Revenue (STS Health
Alliance) VRDO	0.690%	2/7/17 LOC	29,290	29,290
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/19	2,925	3,103

3 Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	3.000%	4/1/18	400	406
3 Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	4.000%	4/1/19	400	417
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/19	385	414
3 Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/20	395	429
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/20	1,000	1,095
3 Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	4.000%	4/1/21	635	674
Memphis TN Electric System Revenue	5.000%	12/1/17	5,230	5,410
Memphis TN GO	5.000%	11/1/19	4,720	5,192
Metropolitan Government of Nashville &
Davidson County TN GO	5.500%	7/1/19	13,640	15,026
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Ascension Health
Credit Group) PUT	1.550%	11/3/20	12,700	12,532
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/17	5,500	5,593
Montgomery County TN Public Building
Authority Pooled Financial Revenue
(Tennessee County Loan Pool) VRDO	0.690%	2/1/17 LOC	2,100	2,100
Montgomery County TN Public Building
Authority Pooled Financial Revenue
(Tennessee County Loan Pool) VRDO	0.690%	2/1/17 LOC	3,000	3,000
Murfreesboro TN GO	5.000%	6/1/19	2,160	2,349
Shelby County TN GO	4.000%	4/1/18	600	622
Shelby County TN GO	5.000%	4/1/18	4,085	4,280
Shelby County TN GO	5.000%	4/1/18	7,060	7,397
Shelby County TN GO	5.000%	4/1/19	750	812
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/17	5,000	5,000
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	3,165	3,230
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/18	5,150	5,324
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	8,815	9,383
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/19	15,000	16,225
Tennessee GO	5.000%	10/1/18	1,030	1,098
Tennessee GO	5.000%	8/1/19	8,125	8,889
Williamson County TN GO	5.000%	4/1/19	4,070	4,404
				160,417
Texas (13.1%)
Aldine TX Independent School District GO	4.000%	2/15/18	1,755	1,811
Aldine TX Independent School District GO	5.000%	2/15/19	2,320	2,500
Arlington TX Independent School District GO	4.000%	2/15/18	1,375	1,419

Arlington TX Independent School District GO	4.000%	2/15/19	1,225	1,296
Arlington TX Independent School District GO	5.000%	2/15/20	1,200	1,329
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/18	500	527
Austin TX GO	5.000%	9/1/19	1,250	1,370
Bexar County TX GO	5.000%	6/15/20	7,840	8,746
Bexar County TX GO	5.000%	6/15/20	2,595	2,895
Board of Regents of the Texas A&M University
System Revenue Financing System Revenue	4.000%	5/15/17	4,500	4,542
Board of Regents of the Texas A&M University
System Revenue Financing System Revenue	4.000%	5/15/17	2,000	2,019
Brazosport TX Independent School District GO	5.000%	2/15/19	5,690	6,132
Brownsville TX Utility System Revenue	5.000%	9/1/18	2,250	2,383
Carrollton-Farmers Branch TX Independent
School District GO	3.000%	2/15/18	7,800	7,967
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/18	500	517
Central Texas Regional Mobility Authority
Revenue PUT	5.000%	1/7/21	5,500	5,972
Clear Creek TX Independent School District GO	5.000%	2/15/19	2,525	2,721
Coastal Bend TX Health Facilities Development
Corp. Hospital Revenue (CHRISTUS Health)	0.890%	2/2/17 (4)	23,575	23,575
Conroe TX Independent School District GO	5.000%	2/15/19	3,345	3,605
Conroe TX Independent School District GO	5.000%	2/15/20	2,230	2,470
Cypress-Fairbanks TX Independent School
District GO PUT	0.900%	8/15/18	7,590	7,522
Cypress-Fairbanks TX Independent School
District GO PUT	3.000%	8/15/18	9,865	10,126
Cypress-Fairbanks TX Independent School
District GO PUT	4.000%	8/15/19	19,290	20,499
1,2 Cypress-Fairbanks TX Independent School
District GO TOB PUT	0.730%	2/2/17	11,040	11,040
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/18 (Prere.)	12,000	12,908
Dallas TX GO	5.000%	2/15/17	4,150	4,157
Dallas TX GO	5.000%	2/15/18	3,250	3,374
Dallas TX GO	5.000%	2/15/19	8,565	9,140
Dallas TX GO	5.000%	2/15/19	6,215	6,632
Dallas TX GO	5.000%	2/15/20	7,165	7,802
Dallas TX GO	5.000%	2/15/20	1,245	1,356
Dallas TX Independent School District GO	5.000%	2/15/19	5,500	5,927
Dallas TX Independent School District GO PUT	3.000%	2/15/17	7,000	7,006
Dallas TX Independent School District GO PUT	1.500%	8/15/18	24,500	24,545
Dallas TX Independent School District GO PUT	5.000%	2/15/19	14,000	14,996
Dallas TX Independent School District GO PUT	5.000%	2/15/20	12,500	13,687
Dallas TX Performing Arts Cultural Facilities
(Dallas Center Foundation) VRDO	0.660%	2/7/17 LOC	8,285	8,285
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/20	3,000	3,372
Denton County TX GO	4.000%	7/15/19	1,250	1,333
Denton County TX GO	5.000%	7/15/20	1,100	1,231
Denton TX Independent School District GO	5.000%	8/15/18	3,450	3,660
Denton TX Independent School District GO PUT	2.000%	8/1/18	4,855	4,907
Eagle Mountain & Saginaw TX Independent
School District GO	5.000%	8/15/19	1,435	1,569
Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.000%	8/1/19	9,000	9,122

	El Paso TX GO	5.000%	8/15/18	5,000	5,296
	El Paso TX GO	5.000%	8/15/19	3,500	3,818
	El Paso TX Water & Sewer Revenue	3.000%	3/1/17	2,045	2,049
	El Paso TX Water & Sewer Revenue	4.000%	3/1/18	1,500	1,549
	El Paso TX Water & Sewer Revenue	4.000%	3/1/19	1,475	1,560
	El Paso TX Water & Sewer Revenue	4.000%	3/1/19	1,000	1,057
	Fort Bend County TX GO	5.000%	3/1/19	2,000	2,155
	Fort Bend TX Independent School District GO
	PUT	2.000%	8/1/17	14,715	14,788
	Fort Bend TX Independent School District GO
	PUT	0.900%	8/1/18	5,500	5,470
	Fort Worth TX GO	4.000%	3/1/18	5,080	5,245
	Fort Worth TX GO	5.000%	3/1/19	5,000	5,388
	Fort Worth TX Independent School District GO	5.000%	2/15/18	1,815	1,891
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/20	4,005	4,438
	Friendswood TX Independent School District
	GO	5.000%	2/15/19	1,810	1,949
	Frisco TX GO	4.000%	2/15/18	6,270	6,467
	Frisco TX GO	4.000%	2/15/19	7,650	8,083
	Frisco TX GO	5.000%	2/15/20	8,435	9,330
	Garland TX GO	5.000%	2/15/18	10,730	11,181
	Garland TX GO	5.000%	2/15/18	8,380	8,732
	Garland TX GO	5.000%	2/15/19	3,000	3,231
	Garland TX Independent School District GO	2.000%	2/15/17	6,070	6,073
	Garland TX Independent School District GO	4.000%	2/15/18	13,005	13,418
	Georgetown TX Independent School District GO
	PUT	2.500%	8/1/17	9,345	9,406
	Goose Creek TX Consolidated Independent
	School District GO	5.000%	2/15/21	6,135	6,963
	Grand Prairie TX Independent School District
	GO	5.000%	2/15/18	1,135	1,183
	Grand Prairie TX Independent School District
	GO	5.000%	2/15/19	2,420	2,608
1,2 Grapevine-Colleyville TX Independent School
	District GO TOB PUT	0.730%	2/2/17	22,090	22,090
	Harlandale TX Independent School District GO
	PUT	2.000%	8/15/18	25,000	25,266
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Texas Children's
	Hospital)	5.000%	10/1/17	3,500	3,593
	Harris County TX Cultural Education Facilities
	Finance Corp. Revenue (Texas Children's
	Hospital)	5.000%	10/1/18	2,000	2,124
	Harris County TX GO	5.000%	10/1/18	3,675	3,915
	Harris County TX GO	5.000%	10/1/18	2,800	2,983
	Harris County TX GO	5.000%	10/1/19	1,550	1,702
	Harris County TX GO	5.000%	8/15/20	4,250	4,771
	Harris County TX GO	5.000%	10/1/20	4,635	5,219
	Harris County TX GO	5.000%	10/1/20	3,005	3,383
	Harris County TX Health Facilities Development
	Corp. Hospital Revenue (CHRISTUS Health)	0.890%	2/2/17 (4)	18,900	18,900
	Harris County TX Health Facilities Development
	Corp. Hospital Revenue (CHRISTUS Health)	0.890%	2/2/17 (4)	9,975	9,975
1	Harris County TX Metropolitan Transit Authority
	Sales & Use Tax Revenue TOB VRDO	0.710%	2/7/17	6,660	6,660
2	Harris County TX Toll Road Revenue	1.290%	8/15/17	5,260	5,261
2	Harris County TX Toll Road Revenue PUT	1.360%	8/15/18	34,250	34,231

1 Houston TX Airport System Revenue TOB
VRDO	0.810%	2/7/17 (4)(3)	49,500	49,500
Houston TX GO	4.000%	3/1/17	2,075	2,081
Houston TX GO	4.000%	3/1/17	9,000	9,025
Houston TX GO	5.000%	3/1/18	11,835	12,347
Houston TX GO	5.000%	3/1/19 (Prere.)	1,145	1,232
Houston TX GO	5.000%	3/1/20	11,775	12,666
Houston TX GO	5.000%	3/1/20	15,000	16,616
Houston TX GO	5.000%	3/1/20	3,030	3,356
Houston TX GO	5.000%	3/1/21	17,700	20,025
Houston TX Independent School District GO	5.000%	2/15/19	17,515	18,876
Houston TX Independent School District GO	5.000%	2/15/20	18,970	21,011
Houston TX Independent School District GO
PUT	0.950%	6/1/17	16,000	15,999
Houston TX Independent School District GO
PUT	4.000%	6/1/17	3,400	3,434
Houston TX Independent School District Public
Facilities Corp. Lease Revenue	5.000%	9/15/17	8,040	8,247
Houston TX Utility System Revenue	5.000%	11/15/17	2,000	2,065
Houston TX Utility System Revenue	5.000%	11/15/17	3,000	3,098
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	4,260	4,408
Houston TX Utility System Revenue	5.000%	11/15/18	1,750	1,870
Houston TX Utility System Revenue	5.000%	11/15/18	5,495	5,873
Houston TX Utility System Revenue	5.000%	11/15/19	3,285	3,614
2 Houston TX Utility System Revenue PUT	1.560%	5/1/20	19,500	19,419
Humble TX Independent School District GO	5.000%	2/15/19	1,135	1,222
Humble TX Independent School District GO	5.000%	2/15/20	5,260	5,826
Humble TX Independent School District GO	5.000%	2/15/20	2,060	2,281
Irving TX Independent School District GO	5.000%	2/15/20	2,000	2,215
Katy TX Independent School District GO	5.000%	2/15/19	2,500	2,694
2 Katy TX Independent School District GO PUT	1.065%	8/15/19	14,590	14,572
Kerrville TX Health Facilities Development Corp.
Hospital Revenue (Peterson Regional Medical
Center Project)	4.000%	8/15/17	1,000	1,015
Kerrville TX Health Facilities Development Corp.
Hospital Revenue (Peterson Regional Medical
Center Project)	4.000%	8/15/18	1,055	1,095
Kerrville TX Health Facilities Development Corp.
Hospital Revenue (Peterson Regional Medical
Center Project)	4.000%	8/15/19	1,100	1,158
Klein TX Independent School District GO	5.000%	8/1/18	1,500	1,589
Klein TX Independent School District GO	5.000%	8/1/19	2,000	2,185
Lewisville TX Independent School District GO	5.000%	8/15/19	3,500	3,828
1 Lone Star College System Texas GO TOB
VRDO	0.690%	2/7/17	17,400	17,400
Longview TX Independent School District GO	5.000%	2/15/20	1,000	1,107
Lubbock TX GO	5.000%	2/15/18	1,240	1,290
Lubbock TX GO	5.000%	2/15/18	4,080	4,244
Lubbock TX GO	5.000%	2/15/18	2,500	2,601
Lubbock TX GO	5.000%	2/15/19	1,000	1,073
Lubbock TX GO	5.000%	2/15/20	1,150	1,267
Lubbock TX GO	5.000%	2/15/20	1,000	1,102
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Allied Waste Inc.
Project) PUT	1.100%	4/3/17	10,000	10,000
Missouri City TX GO	4.000%	6/15/19	1,000	1,063

	New Hope TX Cultural Education Facilities
	FinanceCorp. Retirement Facilities Revenue
	(Westminster Manor Project)	4.000%	11/1/21	730	776
	North Central TX Health Facilities Development
	Corp. Hospital Revenue (Children's Medical
	Center of Dallas Project)	5.000%	8/15/18	750	793
	North East TX Independent School District GO
	PUT	2.000%	8/1/18	4,815	4,869
	North East TX Regional Mobility Authority
	Revenue	5.000%	1/1/20	650	698
1,2 North Texas Municipal Water District Water
	System Revenue TOB PUT	0.730%	2/2/17	17,335	17,335
	North Texas Tollway Authority System Revenue	5.000%	9/1/17	1,000	1,024
	North Texas Tollway Authority System Revenue	4.000%	1/1/18	600	615
	North Texas Tollway Authority System Revenue	5.750%	1/1/18 (Prere.)	2,500	2,609
	North Texas Tollway Authority System Revenue	5.000%	1/1/19	2,265	2,420
	North Texas Tollway Authority System Revenue	5.000%	1/1/19	700	747
	North Texas Tollway Authority System Revenue	5.000%	1/1/20	2,075	2,278
2	North Texas Tollway Authority System Revenue
	PUT	1.460%	1/1/19	2,205	2,207
2	North Texas Tollway Authority System Revenue
	PUT	1.330%	1/1/20	29,690	29,775
	Northside Independent School District Texas
	GO	5.000%	2/15/19	2,505	2,700
	Northside Independent School District Texas
	GO PUT	2.125%	8/1/17	6,470	6,490
	Northside Independent School District Texas
	GO PUT	1.650%	8/1/18	11,250	11,315
	Pasadena TX Independent School District GO	5.000%	2/15/18	2,295	2,393
	Pflugerville TX Independent School District GO	5.000%	2/15/17 (Prere.)	3,760	3,766
	Pflugerville TX Independent School District GO	5.000%	2/15/20	1,700	1,883
	Plano TX Independent School District GO	5.000%	2/15/19	2,335	2,516
	Plano TX Independent School District GO	5.000%	2/15/19	17,220	18,558
	Plano TX Independent School District GO	5.000%	2/15/20	20,980	23,238
	Richardson TX Independent School District GO	5.000%	2/15/19	1,920	2,071
	Rockwall TX GO	4.000%	8/1/18	1,505	1,570
	Rockwall TX GO	5.000%	8/1/19	2,300	2,504
	Round Rock TX Independent School District GO	4.000%	8/1/18	5,435	5,677
	Round Rock TX Independent School District GO	4.500%	8/1/18	1,335	1,404
	Round Rock TX Independent School District GO	5.000%	8/1/19	1,795	1,961
	Round Rock TX Independent School District GO	5.000%	8/1/20	1,000	1,120
	San Antonio TX Electric & Gas Systems
	Revenue	5.000%	2/1/18	6,000	6,244
	San Antonio TX Electric & Gas Systems
	Revenue	5.000%	2/1/19	16,360	17,601
2	San Antonio TX Electric & Gas Systems
	Revenue PUT	1.040%	2/1/18	27,250	27,189
	San Antonio TX Electric & Gas Systems
	Revenue PUT	2.000%	12/1/18	10,150	10,287
	San Antonio TX Electric & Gas Systems
	Revenue PUT	2.000%	12/1/18	15,000	15,140
	San Antonio TX Electric & Gas Systems
	Revenue PUT	3.000%	12/1/19	45,000	46,544
	San Antonio TX GO	5.000%	2/1/18	3,250	3,383
	San Antonio TX GO	5.000%	2/1/20	2,000	2,216
	San Antonio TX Independent School District GO	5.000%	2/15/18	5,525	5,761

San Antonio TX Independent School District GO
PUT	2.000%	8/1/18	7,270	7,351
San Antonio TX Water Revenue	5.000%	5/15/18	500	526
San Antonio TX Water Revenue	5.000%	5/15/19	250	271
2 San Antonio TX Water Revenue PUT	1.060%	11/1/17	19,375	19,378
Spring Branch TX Independent School District
GO	5.000%	2/1/18	3,000	3,122
Spring Branch TX Independent School District
GO	5.000%	2/1/18	1,390	1,446
Spring Branch TX Independent School District
GO	5.000%	2/1/18	2,095	2,180
Spring Branch TX Independent School District
GO	5.000%	2/1/19	10,000	10,764
Spring Branch TX Independent School District
GO	5.000%	2/1/19	2,615	2,815
Spring Branch TX Independent School District
GO	5.000%	2/1/20	1,915	2,119
Spring Branch TX Independent School District
GO PUT	1.050%	6/15/17	38,000	37,989
Spring TX Independent School District GO	4.000%	8/15/18	3,000	3,135
Spring TX Independent School District GO	5.000%	8/15/19	1,000	1,093
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.000%	10/1/17	1,100	1,129
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	4.000%	10/1/18	1,350	1,413
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Buckingham Senior Living Community Inc.)	3.875%	11/15/20	1,750	1,750
Tarrant County TX GO	5.000%	7/15/18 (Prere.)	2,000	2,115
Tarrant Regional Water District Tax-Exempt
Extendable Commercial Paper Bonds Series
A	0.850%	4/5/17	2,000	2,000
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/20	7,000	7,802
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/21	2,445	2,795
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/21	1,755	2,000
Texas GO	5.000%	10/1/18	4,650	4,958
Texas GO	5.000%	10/1/18	3,400	3,625
Texas GO	5.000%	10/1/19	14,150	15,553
Texas GO	5.000%	10/1/20	1,250	1,408
Texas GO PUT	2.000%	2/1/18	2,625	2,622
2 Texas Municipal Gas Acquisition & Supply Corp.
Revenue	1.130%	9/15/17	4,355	4,352
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/17	4,000	4,114
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	10,900	11,280
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	5,050	5,221
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/18	4,500	4,766
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/19	1,350	1,459

	Texas Public Finance Authority Revenue	5.000%	2/1/17	1,800	1,800
	Texas Public Finance Authority Revenue	5.000%	2/1/17	2,800	2,800
	Texas Public Finance Authority Revenue	5.000%	2/1/18	1,100	1,144
	Texas Public Finance Authority Revenue	5.000%	2/1/18	2,205	2,293
	Texas Public Finance Authority Revenue (Texas
	Southern University)	5.000%	11/1/17 (15)	2,615	2,688
	Texas Public Finance Authority Revenue
	(Unemployment Compensation)	4.000%	7/1/17	21,000	21,201
	Texas State University System Financing
	System Revenue	5.000%	3/15/18	2,020	2,110
	Texas State University System Financing
	System Revenue	5.000%	3/15/19	5,000	5,394
	Texas State University System Financing
	System Revenue	5.000%	3/15/20	4,500	4,988
	Texas State University System Financing
	System Revenue	5.000%	3/15/21	2,250	2,551
	Texas Transportation Commission GO	5.000%	10/1/17	5,660	5,819
	Texas Transportation Commission GO	5.000%	4/1/18	6,400	6,703
	Texas Transportation Commission GO	5.000%	10/1/18	17,930	19,117
	Texas Transportation Commission GO	5.000%	4/1/19	2,800	3,034
	Texas Transportation Commission GO	5.000%	4/1/19	5,335	5,773
	Texas Transportation Commission GO	5.000%	4/1/20	2,800	3,116
	Texas Transportation Commission GO	5.000%	10/1/20	2,350	2,648
1,2 Texas Transportation Commission GO TOB
	PUT	0.730%	2/2/17	6,800	6,800
2	Texas Transportation Commission Mobility Fund
	GO PUT	1.040%	10/1/18	50,000	49,972
	Texas Transportation Commission Revenue	4.000%	10/1/17	35,350	36,108
	Texas Transportation Commission Revenue	5.000%	4/1/18	6,500	6,811
	Texas Transportation Commission Revenue	4.000%	10/1/18	30,000	31,460
	Texas Transportation Commission Revenue	5.000%	10/1/18	33,425	35,637
	Texas Transportation Commission Revenue	5.000%	4/1/19	4,000	4,331
	Texas Transportation Commission Revenue	5.000%	10/1/19	16,000	17,586
	Texas Transportation Commission Revenue	5.000%	10/1/19	18,470	20,301
	Texas Transportation Commission Revenue	5.000%	10/1/20	39,750	44,831
	Texas Transportation Commission Revenue	5.000%	10/1/20	5,560	6,271
2	Texas Transportation Commission Revenue
	PUT	1.010%	4/1/17	57,950	57,949
	Texas Transportation Commission Turnpike
	System Revenue PUT	5.000%	4/1/20	20,100	22,041
	Texas Water Development Board Revenue	4.000%	4/15/18	4,360	4,520
	Texas Water Development Board Revenue	4.000%	10/15/18	7,380	7,746
	Texas Water Development Board Revenue	5.000%	4/15/19	6,940	7,514
	Texas Water Development Board Revenue	4.000%	10/15/19	2,200	2,359
	Texas Water Financial Assistance GO	5.000%	8/1/20	1,825	2,048
	Tomball TX Independent School District GO	5.000%	2/15/18	1,350	1,407
	Tomball TX Independent School District GO
	PUT	1.100%	8/15/19	4,500	4,440
	University of North Texas Revenue	5.000%	4/15/17	725	731
	University of North Texas Revenue	5.000%	4/15/19	1,810	1,957
	University of North Texas Revenue	5.000%	4/15/20	1,650	1,831
	University of Texas Permanent University Fund
	Revenue	5.000%	7/1/18	2,095	2,213
	University of Texas Permanent University Fund
	Revenue	5.000%	7/1/18	1,235	1,305
	University of Texas Permanent University Fund
	Revenue	5.000%	7/1/19	3,210	3,500

University of Texas Permanent University Fund
Revenue	5.000%	7/1/20	1,000	1,118
University of Texas System Revenue Financing
System Revenue	4.000%	8/15/18	3,850	4,025
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/18	5,520	5,855
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/18	2,900	3,076
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	10,000	10,937
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	2,300	2,516
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	4,010	4,386
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	8,000	8,750
University of Texas System Revenue Financing
System Revenue	5.000%	2/15/20 (Prere.)	3,500	3,878
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	3,660	4,109
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	5,100	5,726
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	3,115	3,497
Williamson County TX GO	5.000%	2/15/20	1,055	1,167
Williamson County TX GO PUT	1.450%	8/15/18	5,000	5,008
				1,888,106
Utah (0.1%)
University of Utah Revenue	4.000%	8/1/18	725	757
University of Utah Revenue	5.000%	8/1/19	1,000	1,092
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/18	1,015	1,070
Utah GO	5.000%	7/1/17	2,715	2,763
Utah GO	5.000%	7/1/18	2,925	3,091
Utah GO	5.000%	7/1/20	10,000	11,218
Utah Transit Authority Sales Tax Revenue	5.250%	6/15/20 (4)	1,035	1,166
				21,157
Vermont (0.1%)
Vermont Educational & Health Buildings
Financing Agency Revenue (Norwich
University Project) VRDO	0.630%	2/7/17 LOC	12,250	12,250
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	3.000%	12/1/17	500	507
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	3.000%	12/1/18	500	514
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	4.000%	12/1/19	475	505
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	4.000%	12/1/20	500	539
Vermont GO	4.000%	8/15/19	2,615	2,799
				17,114

Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	4.000%	9/1/17	600	607
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/17	1,500	1,443
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/17	3,480	3,349
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/19	2,000	2,126
				7,525
Virginia (1.7%)
Arlington County VA GO	5.000%	8/15/20	10,000	11,250
Chesterfield County VA GO	5.000%	1/1/19	5,375	5,773
Chesterfield County VA GO	5.000%	1/1/20	8,940	9,889
Chesterfield County VA Water & Sewer
Revenue	5.000%	11/1/18	4,610	4,926
Chesterfield County VA Water & Sewer
Revenue	5.000%	11/1/19	5,160	5,685
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	4.000%	10/1/17	3,730	3,809
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	4.000%	10/1/18	2,150	2,255
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/19	2,000	2,196
Fairfax County VA GO	4.000%	4/1/20	1,100	1,191
3 Fairfax County VA GO	5.000%	10/1/20	11,320	12,769
Henrico County VA GO	5.000%	8/1/18	1,565	1,658
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	3.000%	1/1/19	300	306
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	3.000%	1/1/20	450	461
Loudoun County VA GO	5.000%	12/1/18	5,120	5,486
Loudoun County VA GO	5.000%	12/1/19	5,105	5,641
Louisa VA Industrial Development Authority Poll
Control Revenue (Virginia Electric & Power
Co.) PUT	1.750%	5/16/19	10,000	10,067
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	2.000%	12/1/18	450	443
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	4.000%	12/1/19	1,215	1,247
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	4.000%	12/1/20	2,705	2,787
Norfolk VA Water Revenue	5.000%	11/1/18	725	774
Peninsula VA Ports Authority Coal Terminal
Revenue PUT	1.550%	10/1/19	1,875	1,857
Richmond VA GO	5.000%	3/1/18	3,330	3,477
Richmond VA GO	5.000%	3/1/19	3,710	4,004
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/17	3,500	3,558
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	3/1/18	3,170	3,310
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	3/1/19	1,000	1,079
Virginia Beach VA GO	5.000%	4/1/19	1,025	1,110

	Virginia College Building Authority Educational
	Facilities Revenue (21st Century College &
	Equipment Programs)	5.000%	2/1/18	11,275	11,735
	Virginia College Building Authority Educational
	Facilities Revenue (21st Century College &
	Equipment Programs)	5.000%	2/1/19	4,095	4,407
	Virginia College Building Authority Educational
	Facilities Revenue (21st Century College &
	Equipment Programs)	5.000%	2/1/19	1,000	1,076
	Virginia College Building Authority Educational
	Facilities Revenue (21st Century College &
	Equipment Programs)	5.000%	2/1/19	14,875	16,009
	Virginia College Building Authority Educational
	Facilities Revenue (21st Century College &
	Equipment Programs)	5.000%	2/1/21	5,930	6,721
	Virginia College Building Authority Educational
	Facilities Revenue (Public Higher Education
	Financing Program)	5.000%	9/1/20	10,295	11,569
	Virginia Commonwealth Transportation Board
	Revenue	5.000%	5/15/18	8,030	8,453
	Virginia Commonwealth Transportation Board
	Revenue	5.000%	5/15/19	6,755	7,344
	Virginia Commonwealth Transportation Board
	Revenue	5.000%	5/15/20	7,095	7,930
	Virginia GO	5.000%	6/1/17	1,000	1,014
1,2 Virginia GO TOB PUT		0.730%	2/2/17	8,175	8,175
	Virginia Public Building Authority Public Facilities
	Revenue	5.000%	8/1/18	7,890	8,362
	Virginia Public Building Authority Public Facilities
	Revenue	5.000%	8/1/18	10,170	10,778
	Virginia Public School Authority Revenue	5.000%	8/1/18	4,325	4,584
	Virginia Public School Authority Revenue	5.000%	8/1/20	6,015	6,756
	Virginia Public School Authority School
	Technology & Security Notes Revenue	5.000%	4/15/17	12,385	12,495
	Virginia Public School Authority School
	Technology & Security Notes Revenue	5.000%	4/15/18	13,000	13,637
					248,053
Washington (2.7%)
2	Everett WA GO PUT	1.060%	12/1/19	3,725	3,676
2	Grant County WA Public Utility District No. 2
	Electric System Revenue PUT	0.980%	12/1/17	10,000	9,976
	King County WA GO	5.000%	1/1/18	2,000	2,076
	King County WA GO	5.000%	7/1/18	7,515	7,947
	King County WA GO	5.000%	12/1/18	2,745	2,941
	King County WA GO	4.000%	6/1/19	3,610	3,841
	King County WA GO	5.000%	12/1/19	2,885	3,183
	King County WA Sewer Revenue	5.250%	1/1/18 (Prere.)	35,000	36,377
4	King County WA Sewer Revenue	5.750%	1/1/18 (Prere.)	2,500	2,610
	Pierce County WA School District No. 10
	(Tacoma) GO	3.000%	6/1/18	6,500	6,675
	Pierce County WA School District No. 10
	(Tacoma) GO	5.000%	12/1/18	5,000	5,353
	Pierce County WA School District No. 10
	(Tacoma) GO	4.000%	6/1/19	5,000	5,320
	Pierce County WA School District No. 10
	(Tacoma) GO	5.000%	12/1/19	3,500	3,859
	Port of Seattle WA Revenue	5.000%	3/1/19	4,500	4,834

Seattle WA GO	5.000%	6/1/18	6,455	6,807
Seattle WA Municipal Light & Power Revenue	5.000%	9/1/17	3,320	3,401
2 Seattle WA Municipal Light & Power Revenue
PUT	1.340%	11/1/18	6,750	6,749
2 Seattle WA Municipal Light & Power Revenue
PUT	1.340%	11/1/18	8,250	8,249
Seattle WA Water System Revenue	5.000%	5/1/18	5,850	6,142
Seattle WA Water System Revenue	5.000%	5/1/20	4,000	4,458
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/17	4,130	4,184
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/18	3,215	3,370
University of Washington Revenue	5.000%	12/1/18	1,135	1,216
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/18	1,995	2,076
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/18	2,300	2,397
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	4,890	5,472
Washington Economic Development Finance
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.250%	11/1/17	2,525	2,528
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	13,957	14,810
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	5,000	5,305
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/19	19,645	21,445
Washington GO	5.000%	2/1/18	4,375	4,552
Washington GO	5.500%	7/1/18	21,675	23,050
Washington GO	5.000%	8/1/18	4,280	4,534
Washington GO	5.000%	8/1/18	11,745	12,442
Washington GO	5.000%	1/1/19 (Prere.)	2,000	2,146
Washington GO	5.000%	2/1/19	7,365	7,923
Washington GO	5.000%	2/1/19	4,590	4,937
Washington GO	5.000%	2/1/19	10,190	10,963
Washington GO	5.000%	7/1/19	21,620	23,560
Washington GO	5.000%	7/1/19	22,835	24,884
Washington GO	5.000%	8/1/19	4,500	4,914
Washington GO	5.000%	2/1/20	5,350	5,922
Washington GO	5.000%	2/1/20	4,820	5,335
Washington GO	5.000%	8/1/20	3,155	3,537
Washington GO	5.000%	8/1/21	12,720	14,573
1 Washington Health Care Facilities Authority
Revenue (MultiCare Health System) TOB
VRDO	0.780%	2/7/17	9,690	9,690
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/17	1,375	1,412
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/17	300	301
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/18	250	260
Washington Higher Education Facilities
Authority Revenue (Whitman College Project)
VRDO	0.680%	2/7/17	18,300	18,300
Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	4.375%	1/1/21	6,500	6,497
				387,009

West Virginia (0.1%)
Mason County WV Pollution Control Revenue
(Appalachian Power Co. Project) PUT	1.625%	10/1/18	6,000	5,987
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	1.900%	4/1/19	5,000	4,994
West Virginia GO	5.000%	6/1/20	1,400	1,563
2 West Virginia University Revenue PUT	1.190%	10/1/19	3,500	3,494
				16,038
Wisconsin (1.4%)
Milwaukee WI GO	2.000%	10/1/17	53,750	54,146
Milwaukee WI GO	4.000%	3/15/18	15,085	15,601
Milwaukee WI GO	3.000%	3/1/19	13,575	14,083
Milwaukee WI GO	4.000%	3/1/20	13,130	14,170
Wisconsin GO	5.000%	5/1/17	1,000	1,011
Wisconsin GO	5.000%	5/1/18	13,160	13,826
Wisconsin GO	5.000%	5/1/19 (2)	4,000	4,340
Wisconsin GO	5.000%	5/1/19	13,270	14,397
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	4.000%	3/1/18	7,500	7,729
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	4.000%	5/30/19	13,325	14,119
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	1.375%	12/3/19	20,300	20,082
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,235	1,256
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	1.250%	8/15/17	11,345	11,349
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/17	1,000	1,031
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/18	750	800
Wisconsin Health & Educational Facilities
Authority Revenue (University of Wisconsin
Medical Foundation) VRDO	0.720%	2/7/17 LOC	14,555	14,555
Wisconsin Public Finance Authority Revenue
(Church Home of Hartford Inc.)	4.000%	9/1/20	425	438
Wisconsin Transportation Revenue	5.000%	7/1/19	2,220	2,420
				205,353
Total Tax-Exempt Municipal Bonds (Cost $14,064,607)				14,040,934

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (2.3%)
Money Market Fund (2.3%)
5 Vanguard Municipal Cash Management Fund
(Cost $337,507)	0.653%	3,375,070	337,541
Total Investments (99.9%) (Cost $14,402,114)			14,378,475
Other Assets and Liabilities-Net (0.1%)			8,551
Net Assets (100%)			14,387,026

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate value of these securities was $1,491,953,000, representing 10.4% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
January 31, 2017.
4 Securities with a value of $479,000 have been segregated as initial margin for recently closed futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.

Short-Term Tax-Exempt Fund

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation. (10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty). (12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation). (14) NPFG (National Public Finance Guarantee Corporation). (15) BAM (Build America Mutual Assurance Company). (16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.). (18) SBLF (Michigan School Bond Loan Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	14,040,934	—
Temporary Cash Investments	337,541	—	—
Futures Contracts—Assets[1]	12	—	—
Total	337,553	14,040,934	—

1 Represents variation margin on the last day of the reporting period for recently closed futures contracts.

Short-Term Tax-Exempt Fund

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open futures contracts at January 31, 2017.

D. At January 31, 2017, the cost of investment securities for tax purposes was $14,402,258,000. Net unrealized depreciation of investment securities for tax purposes was $23,783,000, consisting of unrealized gains of $20,175,000 on securities that had risen in value since their purchase and $43,958,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Tax-Exempt Fund

Schedule of Investments (unaudited)

As of January 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.3%)
Alabama (0.5%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	1,000	1,104
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/21	1,500	1,683
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/30	7,950	9,226
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/24	3,695	3,987
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/24	2,520	2,716
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/30	6,905	7,699
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/31	7,245	8,051
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/32	7,000	7,753
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	13,595	14,066
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/19	1,820	1,973
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/21	4,895	5,578
Auburn University Alabama General Fee
Revenue	5.000%	6/1/17	3,160	3,205
Auburn University Alabama General Fee
Revenue	5.000%	6/1/17	1,550	1,572
Auburn University Alabama General Fee
Revenue	5.000%	6/1/31	3,000	3,361
Baldwin County AL Board of Education Revenue	5.000%	6/1/26	1,500	1,750
Baldwin County AL Board of Education Revenue	5.000%	6/1/27	1,750	2,029
Baldwin County AL Board of Education Revenue	5.000%	6/1/28	2,750	3,172
Baldwin County AL Board of Education Revenue	5.000%	6/1/29	3,000	3,442
Baldwin County AL Board of Education Revenue	5.000%	6/1/30	6,335	7,228
Baldwin County AL Board of Education Revenue	5.000%	6/1/32	2,005	2,268
Birmingham AL GO	0.000%	3/1/32	5,000	5,530
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/25	1,000	1,182
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/26	1,755	2,087
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/27	3,920	4,692
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/32	4,780	5,537
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/33	4,000	4,608
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	6/1/21	9,000	9,637
Hoover AL GO	4.000%	7/1/24	3,900	4,389
Hoover AL GO	4.000%	7/1/26	1,345	1,519

Hoover AL GO	4.000%	7/1/30	2,440	2,626
Hoover AL GO	4.000%	7/1/31	5,135	5,484
Hoover AL GO	4.000%	7/1/32	5,090	5,410
Huntsville AL GO	5.000%	5/1/21 (Prere.)	2,050	2,332
Huntsville AL GO	5.000%	9/1/21 (Prere.)	2,245	2,573
Huntsville AL GO	5.000%	3/1/26	295	333
Huntsville AL GO	5.000%	5/1/33	2,950	3,266
Huntsville AL Water System Revenue	5.000%	11/1/25	1,500	1,805
Huntsville AL Water System Revenue	5.000%	11/1/27	1,580	1,869
Huntsville AL Water System Revenue	5.000%	11/1/28	1,500	1,762
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/18	2,830	2,916
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/19	2,415	2,563
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/20	2,845	3,085
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/3/20 (Prere.)	3,630	4,045
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/3/20 (Prere.)	5,450	6,073
Jefferson County AL Sewer Revenue	5.000%	10/1/22	1,730	1,842
Jefferson County AL Sewer Revenue	5.000%	10/1/23	7,000	7,480
Jefferson County AL Sewer Revenue	0.000%	10/1/26 (4)	1,000	680
Jefferson County AL Sewer Revenue	0.000%	10/1/27 (4)	1,410	898
Jefferson County AL Sewer Revenue	0.000%	10/1/28 (4)	1,500	892
Mobile AL Industrial Development Board
Pollution Control Revenue (Alabama Power
Co.) PUT	1.650%	3/20/17	8,700	8,707
Mobile County AL Board of School
Commissioners GO	2.000%	3/1/17	350	350
Mobile County AL Board of School
Commissioners GO	2.000%	3/1/18	500	505
Mobile County AL Board of School
Commissioners GO	3.000%	3/1/19	550	569
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/29	3,565	4,137
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/30	2,500	2,886
Mobile County AL Board of School
Commissioners GO	5.000%	3/1/31	3,000	3,443
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/30	1,500	1,729
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/34	1,000	1,128
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/35	1,500	1,686
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/36	2,000	2,241
University of Alabama General Revenue	5.000%	7/1/21	10,530	12,055
University of South Alabama University Facilities
Revenue	5.000%	11/1/24 (4)	1,535	1,787

University of South Alabama University Facilities
Revenue	5.000%	11/1/25 (4)	1,700	1,991
University of South Alabama University Facilities
Revenue	5.000%	11/1/27 (4)	2,010	2,353
University of South Alabama University Facilities
Revenue	5.000%	11/1/28 (4)	2,110	2,454
University of South Alabama University Facilities
Revenue	5.000%	11/1/29 (4)	1,110	1,283
University of South Alabama University Facilities
Revenue	5.000%	11/1/33 (4)	5,110	5,792
				244,074
Alaska (0.1%)
Alaska GO	4.000%	8/1/18	1,200	1,251
Alaska GO	5.000%	8/1/24	5,000	5,837
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/25	3,075	3,508
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/26	5,330	6,063
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/29	2,000	2,226
Alaska Housing Finance Corp. Home Mortgage
Revenue VRDO	0.640%	2/7/17	1,120	1,120
Alaska Municipal Bond Bank Authority Revenue	5.000%	2/1/32	4,845	5,326
Anchorage AK Electric Utility Revenue	5.000%	12/1/26	2,350	2,720
Anchorage AK Electric Utility Revenue	5.000%	12/1/34	4,500	5,027
Anchorage AK GO	5.000%	9/1/20	3,900	4,353
Matanuska-Susitna Borough AK GO	5.000%	3/1/17	3,595	3,608
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/31	15,000	16,742
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/32	5,000	5,556
Northern Alaska Tobacco Securitization Corp.
Revenue	4.625%	6/1/23	9,495	9,542
				72,879
Arizona (2.0%)
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/31	725	836
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/32	875	1,005
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/33	700	801
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/34	1,000	1,140
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/34	4,300	4,932
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/35	600	681
Arizona Board Regents Arizona State University
System COP	5.000%	7/1/20 (14)	5,120	5,203
Arizona Board Regents Arizona State University
System Revenue	6.000%	7/1/18 (Prere.)	1,135	1,214
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/19 (Prere.)	2,545	2,765
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/27	1,115	1,278

Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/28	1,000	1,142
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/28	1,860	2,182
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/28	3,510	4,117
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/31	1,000	1,124
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/32	1,290	1,447
Arizona COP	4.000%	9/1/17	1,250	1,273
Arizona COP	5.000%	3/1/18 (Prere.)	5,000	5,217
Arizona COP	5.000%	9/1/18	1,275	1,352
Arizona COP	5.000%	10/1/19	3,335	3,643
Arizona COP	5.000%	9/1/20	1,700	1,898
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/21	3,480	3,877
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/22	3,100	3,507
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/23	5,000	5,614
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/27	6,500	7,123
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/18 (Prere.)	7,500	7,778
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/18 (Prere.)	10,000	10,371
1 Arizona Health Facilities Authority Revenue
(Phoenix Children's Hospital) PUT	2.510%	2/5/20	12,500	12,700
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/23	1,000	1,165
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/24	1,500	1,755
Arizona Health Facilities Authority Revenue
(Scottsdale Lincoln Hospitals Project)	5.000%	12/1/25	3,750	4,346
Arizona Lottery Revenue	5.000%	7/1/22 (4)	18,000	19,613
Arizona Lottery Revenue	5.000%	7/1/24 (4)	15,000	16,317
Arizona Lottery Revenue	5.000%	7/1/25 (4)	15,000	16,309
Arizona Lottery Revenue	5.000%	7/1/26 (4)	13,975	15,182
Arizona School Facilities Board COP	5.000%	9/1/18	13,000	13,763
Arizona School Facilities Board COP	5.125%	9/1/18 (Prere.)	5,000	5,315
Arizona School Facilities Board COP	5.000%	9/1/19	2,650	2,886
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/24	1,605	1,838
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/34	2,900	3,219
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/35	2,000	2,218
Arizona State University Revenue (McAllister
Academic Village LLC)	5.000%	7/1/36	2,500	2,771
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/21	1,000	1,145

Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/22	10,000	11,650
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	12,000	14,178
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/24	27,590	32,975
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/20 (Prere.)	9,940	11,126
Arizona Transportation Board Highway Revenue	5.000%	7/1/18 (Prere.)	5,000	5,276
2 Arizona Transportation Board Highway Revenue	5.000%	7/1/18 (Prere.)	5,000	5,276
Arizona Transportation Board Highway Revenue	5.250%	7/1/21 (Prere.)	4,550	5,251
Arizona Transportation Board Highway Revenue	5.000%	7/1/22 (Prere.)	7,580	8,818
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	8,500	9,912
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	6,390	7,705
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	6,000	7,173
Arizona Transportation Board Highway Revenue	5.000%	7/1/30	4,300	5,102
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	14,000	16,395
Arizona Transportation Board Highway Revenue	5.000%	7/1/33	16,905	19,706
Arizona Transportation Board Highway Revenue	5.000%	7/1/34	10,525	12,222
Arizona Transportation Board Highway Revenue	5.000%	7/1/35	2,955	3,418
Arizona Transportation Board Highway Revenue	5.000%	7/1/36	8,680	10,010
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/20	3,500	3,943
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/22	6,000	7,030
Chandler AZ GO	4.000%	7/1/22	3,390	3,782
Chandler AZ GO	5.000%	7/1/23	3,400	4,033
Chandler AZ GO	5.000%	7/1/24	4,250	5,109
Gilbert AZ Waterworks & Sewer System
Revenue	5.000%	7/1/25	1,750	2,122
Gilbert AZ Waterworks & Sewer System
Revenue	5.000%	7/1/27	2,500	3,023
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/18	3,325	3,466
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/19	2,000	2,140
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/20	1,500	1,638
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/21	1,500	1,627
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/22	3,500	3,792
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/23	3,805	4,122
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/25	3,750	4,050
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/26	2,890	3,121
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/27	5,000	5,384
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	14,000	15,144
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/19	4,185	4,544
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20	2,770	3,083
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21	2,990	3,390
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22	3,140	3,618
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/30	8,745	9,995

Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/31	6,415	7,302
Glendale AZ Transportation Excise Tax
Revenue	5.000%	7/1/17 (Prere.)	4,235	4,309
Goodyear Public Improvement Corp. Municipal
Facilities Revenue	5.000%	7/1/19	1,455	1,580
Goodyear Public Improvement Corp. Municipal
Facilities Revenue	5.000%	7/1/20	1,695	1,887
Goodyear Public Improvement Corp. Municipal
Facilities Revenue	4.000%	7/1/30	1,775	1,881
Goodyear Public Improvement Corp. Municipal
Facilities Revenue	4.000%	7/1/31	1,500	1,578
Goodyear Public Improvement Corp. Municipal
Facilities Revenue	4.000%	7/1/31	1,400	1,473
Maricopa County AZ Community College District
GO	5.000%	7/1/21	9,495	10,906
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/27	8,000	9,477
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/28	31,605	37,744
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	4.000%	1/1/32	12,000	12,266
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/17 (Prere.)	6,000	6,105
Maricopa County AZ Regional Public
Transportation Authority Excise Tax Revenue	5.000%	7/1/19 (Prere.)	6,220	6,775
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	4.000%	7/1/20	1,355	1,471
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	5.250%	7/1/28	690	813
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	5.500%	7/1/29	480	573
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	5.500%	7/1/30	375	446
Maricopa County AZ Unified School District GO	5.000%	7/1/22	8,450	9,844
Mesa AZ Excise Tax Revenue	5.000%	7/1/27	4,000	4,064
Mesa AZ Utility System Revenue	5.000%	7/1/19 (14)	10,000	10,867
Mesa AZ Utility System Revenue	5.000%	7/1/21 (14)	11,900	13,542
Mesa AZ Utility System Revenue	4.000%	7/1/32	6,700	7,088
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/23	5,000	5,254
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/24	2,235	2,348
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/28	9,555	10,592
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/30	13,330	14,747
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.500%	7/1/24	2,500	2,649
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/20	3,010	3,375
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/22	11,000	12,852

Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/23	7,000	8,298
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/24	7,770	9,328
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/25	9,000	10,706
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/26	7,000	8,243
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/27	2,500	2,926
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/31	9,440	11,097
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/32	12,785	14,972
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/33	11,300	13,172
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/34	12,795	14,858
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/35	10,000	11,568
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/36	8,750	10,091
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/37	8,700	10,018
Phoenix AZ GO	5.000%	7/1/17 (Prere.)	950	967
Phoenix AZ Industrial Development Authority
Revenue (Mayo Clinic) VRDO	0.570%	2/1/17	10,000	10,000
Pima County AZ GO	4.000%	7/1/21	6,000	6,574
Pima County AZ Industrial Development
Authority Revenue (Tucson Electric Power
Co. Project)	4.000%	9/1/29	12,000	12,419
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/22	3,000	3,486
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/23	3,500	4,109
Pima County AZ Regional Transportation
Authority Excise Tax Revenue	5.000%	6/1/26	3,590	4,142
Pima County AZ Sewer Revenue	5.000%	7/1/21	4,400	5,037
Pima County AZ Sewer Revenue	5.000%	7/1/24	5,800	6,914
Pima County AZ Sewer Revenue	5.000%	7/1/25	5,000	6,004
Pima County AZ Tucson Unified School District
No. 1 GO	5.000%	7/1/24 (15)	1,040	1,228
Pima County AZ Tucson Unified School District
No. 1 GO	5.000%	7/1/25 (15)	1,200	1,428
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/22	2,000	2,353
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/23	1,000	1,194
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/25	1,000	1,195
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/18 (Prere.)	2,750	2,852
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/22	4,350	4,671

Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	5,000	6,053
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/29	3,000	3,605
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/34	5,000	5,843
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/34	10,000	11,449
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/35	10,000	11,409
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/36	14,000	16,243
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	25	27
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/21	3,770	4,192
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/22	3,965	4,466
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/23	8,370	9,542
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	4,510	5,169
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/25	19,125	22,025
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	2,725	3,136
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	270	314
Scottsdale AZ GO	5.000%	7/1/22	3,000	3,506
Scottsdale AZ GO	4.000%	7/1/24	3,000	3,376
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/22	12,415	14,478
Tucson AZ GO	5.000%	7/1/19 (Prere.)	1,000	1,089
Tucson AZ GO	5.000%	7/1/19 (Prere.)	1,000	1,089
Tucson AZ Water System Revenue	5.000%	7/1/23	3,500	4,110
University Medical Center Corp. Arizona
Hospital Revenue	6.250%	7/1/19 (Prere.)	1,500	1,676
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/24	1,200	1,378
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/25	1,250	1,419
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.000%	8/1/32	1,000	1,080
Yuma AZ Industrial Development Authority
Hospital Revenue (Yuma Regional Medical
Center)	5.250%	8/1/32	1,500	1,648
				1,028,391
Arkansas (0.1%)
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/22	380	428
Arkansas Federal Highway Grant Anticipation &
Tax Revenue GO	5.000%	10/1/24	10,105	12,150
Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/30	1,290	1,481
Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/31	2,390	2,723
Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/32	3,000	3,400
Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/33	3,305	3,728

Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/34	2,815	3,159
Rogers AR Sales & Use Tax Revenue	2.125%	11/1/29	3,135	3,141
University of Arkansas Revenue	4.000%	11/1/18	600	630
University of Arkansas Revenue	5.000%	11/1/19	600	658
University of Arkansas Revenue	5.000%	11/1/20	855	959
University of Arkansas Revenue	5.000%	11/1/25	500	600
University of Arkansas Revenue	5.000%	11/1/26	600	725
University of Arkansas Revenue	5.000%	11/1/29	700	823
University of Arkansas Revenue	5.000%	11/1/31	800	937
University of Arkansas Revenue	5.000%	11/1/33	1,000	1,159
University of Arkansas Revenue	5.000%	11/1/34	1,000	1,153
University of Arkansas Revenue	5.000%	11/1/36	1,200	1,379
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/22	2,000	2,327
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/23	1,280	1,505
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/25	2,000	2,336
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/25	1,815	2,046
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/26	2,190	2,539
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/26	1,075	1,210
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/27	1,695	1,893
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/28	3,210	3,686
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/29	3,355	3,834
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/30	2,555	2,906
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/27	1,000	1,158
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/28	3,000	3,455
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/29	1,970	2,260
University of Arkansas Revenue (UAMS
Campus)	5.000%	11/1/30	2,000	2,285
				72,673
California (12.0%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/27	1,375	1,525
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/29	2,795	3,071
Alameda CA Corridor Transportation Authority
Revenue	5.000%	3/1/21	3,250	3,704
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/34	6,500	7,126
Alameda County CA Joint Powers Authority
Lease Revenue	5.250%	12/1/27	3,000	3,514
Alameda County CA Joint Powers Authority
Lease Revenue	5.000%	12/1/30	12,395	14,214

Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/29	5,170	5,837
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/28	5,030	5,669
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/29	5,300	5,935
Antelope Valley-East Kern CA Water Agency
Revenue	4.000%	6/1/20	1,000	1,083
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/17 (Prere.)	7,000	7,050
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.000%	4/3/17	7,635	7,636
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	2,410	2,432
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.260%	4/1/20	18,615	18,624
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	38,860	39,117
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.360%	4/1/21	14,500	14,492
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	15,375	15,505
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.560%	5/1/23	13,500	13,400
Beverly Hills CA Unified School District GO	0.000%	8/1/28	5,000	3,450
Beverly Hills CA Unified School District GO	0.000%	8/1/29	7,950	5,219
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	20,000	21,012
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	19,250	20,224
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	148,065	165,357
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	20,000	22,336
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	12,410	13,861
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20 (Prere.)	6,200	6,925
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	7,590	8,428
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	3,800	4,213
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/23 (ETM)	80	96
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/23	7,920	9,503
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (ETM)	35	42
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	55	67

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	10	12
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	14,945	17,780
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	2,490	2,949
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	20,000	21,835
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	31,780	34,884
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	18,220	20,000
California Education Notes Program TRAN	2.000%	6/30/17	22,015	22,125
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/29	3,000	3,459
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/32	1,595	1,812
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/33	1,500	1,696
California GO	5.000%	3/1/17	3,000	3,011
1 California GO	1.410%	5/1/17	3,500	3,500
California GO	6.000%	4/1/18	11,480	12,158
California GO	5.000%	9/1/18	8,500	9,038
California GO	5.000%	9/1/18	7,000	7,443
California GO	5.000%	12/1/18	85	85
California GO	5.000%	8/1/19	37,500	41,004
California GO	5.000%	8/1/19	29,650	32,420
California GO	3.000%	9/1/19	7,000	7,318
California GO	5.000%	4/1/20	18,000	19,521
California GO	5.000%	8/1/20	3,880	3,892
California GO	5.000%	9/1/20	30,930	34,823
California GO	5.000%	10/1/20	3,000	3,385
California GO	5.000%	9/1/21	30,155	34,644
California GO	5.000%	3/1/22	26,540	30,758
California GO	5.250%	10/1/22	15,000	16,638
California GO	5.000%	12/1/22	11,000	12,928
California GO	5.000%	9/1/23	9,770	11,594
California GO	5.000%	11/1/23	17,200	20,464
California GO	5.000%	12/1/23	34,000	40,505
California GO	5.000%	3/1/24	30,000	35,698
California GO	5.000%	5/1/24	35,000	41,741
California GO	5.000%	10/1/24	10,500	12,588
California GO	5.000%	12/1/24	5,730	6,750
California GO	5.000%	3/1/25	15,000	17,976
California GO	5.000%	9/1/25	4,000	4,821
California GO	5.000%	10/1/25	20,000	23,134
California GO	5.000%	11/1/25	33,000	39,127
California GO	5.000%	12/1/25	5,490	6,434
California GO	5.500%	8/1/26	23,665	25,224
California GO	5.000%	10/1/26	31,140	35,855
California GO	5.000%	10/1/27	11,250	12,886
California GO	5.250%	10/1/27	26,440	30,492
California GO	5.000%	11/1/27	17,380	20,121
California GO	5.000%	2/1/28	12,500	14,250
California GO	5.000%	9/1/28	5,000	5,923
California GO	5.000%	11/1/28	9,175	10,579
California GO	5.000%	12/1/28	3,575	4,127

California GO	5.750%	4/1/29	2,395	2,618
California GO	5.000%	9/1/29	13,500	15,882
California GO	5.250%	9/1/29	10,460	12,196
California GO	5.000%	10/1/29	4,445	4,638
California GO	5.000%	10/1/29	10,000	11,632
California GO	5.000%	10/1/29	27,000	29,479
California GO	5.250%	3/1/30	29,500	32,573
California GO	5.000%	5/1/30	30,000	34,522
California GO	5.000%	8/1/30	15,000	17,529
California GO	5.000%	9/1/30	4,500	5,089
California GO	5.250%	9/1/30	25,480	29,652
California GO	5.750%	4/1/31	79,190	86,381
California GO	4.000%	9/1/31	7,660	8,078
California GO	5.000%	10/1/31	24,000	27,709
California GO	5.000%	2/1/32	50,640	56,903
California GO	4.000%	9/1/32	5,000	5,231
California GO	4.000%	9/1/32	5,000	5,231
California GO	5.000%	9/1/32	6,500	7,535
California GO	5.000%	10/1/32	11,000	12,651
California GO	5.000%	2/1/33	60,000	67,315
California GO	6.500%	4/1/33	54,500	60,541
California GO	5.000%	8/1/33	14,000	16,137
California GO	4.000%	9/1/33	26,000	27,072
California GO	5.000%	10/1/33	6,000	6,874
California GO	5.000%	9/1/34	1,640	1,885
California GO	5.000%	10/1/34	10,000	11,419
California GO	4.000%	9/1/35	18,000	18,579
California GO	4.000%	9/1/35	10,000	10,321
California GO PUT	3.000%	12/1/19	6,000	6,216
California GO PUT	4.000%	12/1/21	13,300	14,568
3 California GO TOB VRDO	0.760%	2/7/17 LOC	18,740	18,740
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	19,000	21,194
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/28	9,160	10,195
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/25	5,000	5,554
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/26	5,000	5,522
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/27	3,845	4,227
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/26	2,430	2,747
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) VRDO	0.650%	2/7/17	13,895	13,895
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	4.000%	10/1/24	41,500	45,635
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/19	8,080	8,566
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.500%	10/1/20	4,000	4,275
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/21	7,110	7,535
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.250%	7/1/21	25,980	28,322

California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	15,000	16,292
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	13,950
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/18/22	1,510	1,723
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/17	5,100	5,229
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	4,500	5,078
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	10,000	11,406
California Health Facilities Financing Authority
Revenue (Sutter Health) PUT	1.000%	8/15/19	5,925	5,841
1 California Infrastructure & Economic
Development Bank Revenue (The Colburn
School) PUT	1.660%	6/1/20	10,000	9,998
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/20	1,575	1,673
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/21	1,740	1,841
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.250%	2/1/24	5,050	5,388
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/29	1,000	1,176
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/32	2,190	2,526
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/35	1,755	1,998
California Municipal Finance Authority Revenue
(University of La Verne)	5.750%	6/1/25	8,525	9,506
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	3,000	3,380
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	7,420	8,423
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	10/1/27	1,325	1,573
California Public Works Board Lease Revenue
(Department of General Services)	6.125%	4/1/19 (Prere.)	5,000	5,532
California Public Works Board Lease Revenue
(Department of General Services)	6.125%	4/1/19 (Prere.)	2,000	2,213
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/27	5,000	5,729
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/23	750	884
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/24	900	1,072
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	10,000	11,369
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	7,000	7,994
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/26	5,000	5,703

California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/27	3,120	3,560
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	13,000	14,706
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	8,000	9,038
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	4,250	4,803
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	10,705	12,078
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/30	3,930	4,421
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/31	5,000	5,602
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/33	3,350	3,736
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	8,145	9,446
California Public Works Board Lease Revenue
(Various Capital Projects)	3.000%	4/1/18	4,605	4,707
California Public Works Board Lease Revenue
(Various Capital Projects)	3.000%	4/1/19	4,740	4,912
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/19	11,290	12,210
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/19	8,130	8,792
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/19 (Prere.)	13,665	15,535
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/20	9,265	9,995
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/20	2,700	2,996
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/20	8,975	9,981
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/20	7,460	8,397
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/21	5,000	5,475
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/21	4,500	5,118
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/21	3,000	3,412
2 California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	11,597
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/22	6,050	7,000
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/23	3,000	3,514
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/23	4,460	5,224
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/27	3,075	3,479
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/30	8,245	8,774
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	2,495	2,956

California Public Works Board Lease Revenue
(Various Capital Projects)	5.125%	10/1/31	4,250	4,788
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/31	20,000	21,025
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	9,650	10,738
California State University Systemwide Revenue	5.000%	5/1/19 (Prere.)	14,775	16,034
California State University Systemwide Revenue	5.750%	5/1/19 (Prere.)	5,000	5,509
California State University Systemwide Revenue	5.000%	11/1/19	2,095	2,305
California State University Systemwide Revenue	5.000%	11/1/20	2,000	2,257
California State University Systemwide Revenue	5.000%	11/1/21	1,445	1,664
California State University Systemwide Revenue	5.000%	11/1/24	2,000	2,401
California State University Systemwide Revenue	5.000%	11/1/28	3,540	4,247
California State University Systemwide Revenue	5.250%	11/1/28	7,395	8,433
California State University Systemwide Revenue	5.250%	11/1/29	7,790	8,880
California State University Systemwide Revenue	5.000%	11/1/30	3,350	3,965
California State University Systemwide Revenue	5.000%	11/1/30	24,850	28,916
California State University Systemwide Revenue	5.250%	11/1/30	7,960	9,062
California State University Systemwide Revenue	5.000%	11/1/31	4,600	5,407
California State University Systemwide Revenue	5.000%	11/1/31	21,630	25,022
California State University Systemwide Revenue	5.250%	11/1/31	4,000	4,554
California State University Systemwide Revenue	5.000%	11/1/32	10,000	11,701
California State University Systemwide Revenue	5.000%	11/1/32	10,000	11,523
California State University Systemwide Revenue	5.000%	11/1/33	20,000	22,955
California State University Systemwide Revenue	5.000%	11/1/34	24,190	27,656
California State University Systemwide Revenue	5.000%	11/1/35	4,355	4,963
California State University Systemwide Revenue
PUT	3.000%	11/1/19	6,700	6,943
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.750%	7/1/24	3,855	3,773
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/27	2,300	2,487
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/28	5,925	6,382
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/29	2,000	2,138
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.250%	12/1/29	5,000	5,390
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/30	3,500	3,742
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/36	1,150	1,193
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/25	1,000	1,139
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/26	1,000	1,143

California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/27	1,000	1,134
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/30	2,000	2,201
Capistrano CA Unified School District Special
Tax Revenue	4.000%	9/1/23 (15)	6,435	6,728
Cerritos CA Community College District GO	0.000%	8/1/28	1,000	667
Cerritos CA Community College District GO	0.000%	8/1/30	1,850	1,099
Cerritos CA Community College District GO	0.000%	8/1/31	1,000	565
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	7,000	8,058
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	15,000	16,928
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	5,000	5,609
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/32	17,000	19,016
Chaffey CA Community College District GO	5.000%	6/1/24	1,120	1,343
Chaffey CA Community College District GO	5.000%	6/1/29	1,250	1,456
Chaffey CA Community College District GO	5.000%	6/1/30	2,000	2,313
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/26 (4)	800	935
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/27 (4)	2,340	2,715
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/29 (4)	1,300	1,482
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/23	1,080	1,228
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/24	1,130	1,294
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/25	1,145	1,316
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/26	1,255	1,433
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/27	1,320	1,499
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/28	1,380	1,556
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/29	1,445	1,619
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/30	1,400	1,560
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/31	1,600	1,773
Coast CA Community College District GO	5.000%	8/1/18 (Prere.)	6,250	6,626
Contra Costa CA Community College District
GO	5.000%	8/1/29	2,000	2,318
Contra Costa CA Community College District
GO	5.000%	8/1/30	3,000	3,453
Contra Costa CA Community College District
GO	5.000%	8/1/34	4,000	4,527
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/20 (Prere.)	2,000	2,224

Cupertino CA Union School District GO	5.000%	8/1/35	1,000	1,131
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/26	2,500	2,922
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/27	2,000	2,330
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/28	3,000	3,479
East Side CA Union High School District Santa
Clara County GO	5.000%	8/1/28	2,655	3,023
Eastern California Municipal Water District
Water & Wastewater Revenue	4.000%	7/1/35	8,125	8,415
El Dorado CA Irrigation District Revenue	5.000%	3/1/22 (4)	1,035	1,198
El Dorado CA Irrigation District Revenue	5.000%	3/1/23 (4)	1,750	2,015
El Dorado CA Irrigation District Revenue	5.000%	3/1/24 (4)	1,000	1,151
El Dorado CA Irrigation District Revenue	5.000%	3/1/25 (4)	1,000	1,144
El Dorado CA Irrigation District Revenue	5.000%	3/1/26 (4)	2,485	2,827
El Dorado CA Irrigation District Revenue	5.000%	3/1/27 (4)	2,110	2,323
El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	2,000	2,255
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	3,060	3,423
El Monte CA High School District GO	5.500%	6/1/19 (Prere.)	2,630	2,888
El Monte CA High School District GO	5.500%	6/1/19 (Prere.)	2,355	2,586
El Segundo CA Unified School District GO	0.000%	8/1/28	2,705	1,773
El Segundo CA Unified School District GO	0.000%	8/1/29	8,655	5,399
El Segundo CA Unified School District GO	0.000%	8/1/30	9,160	5,401
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/23	775	901
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/24	1,000	1,172
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/25	750	881
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/26	1,155	1,345
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/30 (15)	1,130	1,286
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/31 (15)	1,750	1,982
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/32 (15)	1,365	1,538
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/23 (14)	2,875	2,324
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/24 (14)	1,700	1,310
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/25 (14)	2,055	1,510
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/26 (14)	2,985	2,092
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/28 (14)	2,875	1,827
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/28	20,090	16,232
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/29	2,000	1,631

Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.250%	1/15/33	2,000	2,344
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	5.500%	1/15/23	40,500	46,187
Fresno CA Sewer Revenue	5.000%	9/1/25 (12)	2,275	2,401
Fresno CA Sewer Revenue	5.000%	9/1/26 (12)	7,425	7,822
Fresno CA Sewer Revenue	5.000%	9/1/27 (12)	7,835	8,246
Gavilan CA Joint Community College District
GO	5.000%	8/1/30	5,000	5,830
Gavilan CA Joint Community College District
GO	5.000%	8/1/31	6,000	6,943
Gilroy CA Unified School District GO	0.000%	8/1/30 (ETM)	255	173
Gilroy CA Unified School District GO	0.000%	8/1/30 (12)	5,245	3,134
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/26 (4)	5,000	3,699
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/27 (2)	5,000	3,466
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/28 (2)	51,635	33,978
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	17,000	18,998
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/34	6,000	6,687
Hacienda La Puente CA Unified School District
GO	5.000%	8/1/25 (4)	7,000	8,334
Hayward CA Unified School District GO	5.000%	8/1/28 (4)	2,720	3,128
Hayward CA Unified School District GO	5.000%	8/1/28 (4)	3,795	4,364
Hayward CA Unified School District GO	5.000%	8/1/29 (4)	2,575	2,944
Hayward CA Unified School District GO	5.000%	8/1/29 (4)	4,315	4,933
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20 (Prere.)	5,200	5,884
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/28	1,025	1,156
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/29	1,000	1,121
Jurupa CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/31	1,190	1,319
La Mesa-Spring Valley CA School District GO	0.000%	8/1/23 (14)	2,090	1,729
La Mesa-Spring Valley CA School District GO	0.000%	8/1/25 (14)	3,635	2,746
La Mesa-Spring Valley CA School District GO	0.000%	8/1/27 (14)	1,500	1,012
La Mesa-Spring Valley CA School District GO	0.000%	8/1/28 (14)	3,170	2,030
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/30	3,125	3,545
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	50	55
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/23	255	292
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/24	90	102
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/28	125	148
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/18 (2)	5,495	5,891
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/19 (2)	3,970	4,389
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20 (2)	3,250	3,687
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21 (2)	7,645	8,869
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22 (2)	3,535	4,178
Long Beach CA Unified School District GO	0.000%	8/1/23 (12)	1,995	1,689
Long Beach CA Unified School District GO	0.000%	8/1/26 (12)	1,475	1,088

Los Angeles CA Community College District GO	5.000%	8/1/19 (Prere.)	7,210	7,885
2 Los Angeles CA Community College District GO	5.250%	8/1/19 (Prere.)	4,145	4,559
Los Angeles CA Community College District GO	5.000%	8/1/22	6,000	7,027
Los Angeles CA Community College District GO	5.000%	8/1/23	10,000	11,906
Los Angeles CA Community College District GO	5.000%	8/1/24	7,500	9,043
Los Angeles CA Community College District GO	4.000%	8/1/25	1,575	1,797
Los Angeles CA Community College District GO	5.000%	8/1/27	24,845	29,500
Los Angeles CA Community College District GO	5.000%	8/1/28	3,000	3,535
Los Angeles CA Community College District GO	5.000%	8/1/30	30,500	35,636
Los Angeles CA Community College District GO	4.000%	8/1/32	21,000	22,184
Los Angeles CA Community College District GO	4.000%	8/1/33	4,805	5,056
Los Angeles CA Community College District GO	4.000%	8/1/33	20,000	21,046
Los Angeles CA Community College District GO	5.000%	8/1/36	8,465	9,772
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	12,750	14,187
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	5,000	5,555
Los Angeles CA Department of Water & Power
Revenue	5.000%	12/1/18	55,995	60,084
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	7,985	9,411
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	22,715	26,120
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	2,565	2,999
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	11,185	12,783
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	2,750	3,166
Los Angeles CA Harbor Department Revenue	4.000%	8/1/18	1,225	1,280
Los Angeles CA Harbor Department Revenue	5.000%	8/1/19	1,000	1,095
Los Angeles CA Harbor Department Revenue	5.000%	8/1/22	1,000	1,173
Los Angeles CA Harbor Department Revenue	5.000%	8/1/23	1,000	1,190
Los Angeles CA Harbor Department Revenue	5.000%	8/1/28	6,930	7,505
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/29	7,000	8,208
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/30	10,000	11,655
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/34	10,875	11,077
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	4,000	4,071
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	6,425	6,539
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	7,330	7,461
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	10,000	10,178
Los Angeles CA Unified School District GO	5.000%	7/1/18	2,000	2,113
Los Angeles CA Unified School District GO	5.000%	7/1/18	2,575	2,720
Los Angeles CA Unified School District GO	5.000%	7/1/19	20,000	21,815
Los Angeles CA Unified School District GO	5.000%	7/1/19	20,625	22,496
Los Angeles CA Unified School District GO	5.000%	7/1/20	33,000	36,997
Los Angeles CA Unified School District GO	5.000%	7/1/22	20,000	23,385
Los Angeles CA Unified School District GO	5.250%	7/1/23	8,835	9,636
Los Angeles CA Unified School District GO	5.000%	7/1/26	20,000	23,805
Los Angeles CA Unified School District GO	5.000%	7/1/26	7,500	8,115
Los Angeles CA Unified School District GO	5.250%	7/1/28	8,000	8,946
Los Angeles CA Unified School District GO	5.000%	7/1/29	1,400	1,634
Los Angeles CA Unified School District GO	5.200%	7/1/29	6,295	6,836
Los Angeles CA Unified School District GO	3.000%	7/1/31	44,445	42,188

Los Angeles CA Unified School District GO	3.000%	7/1/32	15,895	14,954
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	6,520	7,019
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/27	2,750	3,369
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/27	4,000	4,872
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/28	8,625	10,486
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/29	9,145	11,033
4 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/31	16,000	19,108
4 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/32	18,870	22,423
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/33	5,165	6,083
4 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/33	14,815	17,517
4 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/34	12,500	14,706
4 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/35	16,845	19,736
4 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/36	16,000	18,684
4 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/37	20,500	23,899
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/17	5,000	5,104
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/27	1,475	1,667
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/28	2,000	2,252
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/29	2,365	2,663
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/32	3,000	3,394
Los Angeles County CA Unified School District
GO	5.000%	7/1/27	63,330	77,164
Los Angeles County CA Unified School District
GO	5.000%	7/1/28	11,940	14,442
M-S-R California Energy Authority Revenue	7.000%	11/1/34	6,000	8,262
Menifee CA Union School District Public
Financing Authority Revenue	5.000%	9/1/21	1,090	1,224
Menifee CA Union School District Public
Financing Authority Revenue	5.000%	9/1/23	1,000	1,145
Menifee CA Union School District Public
Financing Authority Revenue	5.000%	9/1/27	1,000	1,145
Menifee CA Union School District Public
Financing Authority Revenue	5.000%	9/1/31 (14)	1,310	1,465
1 Metropolitan Water District of Southern
California Revenue PUT	1.040%	3/27/18	3,000	3,001
1 Metropolitan Water District of Southern
California Revenue PUT	1.040%	3/27/18	31,000	31,014
Mount Diablo CA Unified School District GO	5.000%	8/1/29	6,415	7,249
Mount Diablo CA Unified School District GO	5.000%	8/1/30	5,510	6,233
Mount Diablo CA Unified School District GO	5.000%	8/1/32	12,910	14,604

Mount San Antonio CA Community College
District GO	0.000%	8/1/28	3,000	2,707
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/21	4,500	5,070
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22	1,500	1,714
Oakland CA Unified School District GO	6.250%	8/1/18	1,000	1,077
Oakland CA Unified School District GO	6.250%	8/1/19	1,150	1,291
Oakland CA Unified School District GO	5.000%	8/1/23 (4)	2,000	2,377
Oakland CA Unified School District GO	5.000%	8/1/24 (4)	2,000	2,407
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	2,295	2,785
Oakland CA Unified School District GO	5.000%	8/1/26 (4)	2,820	3,393
Orange County CA Airport Revenue	5.250%	7/1/25	6,480	7,016
Orange County CA Sanitation District COP	5.000%	2/1/19 (Prere.)	7,250	7,808
2 Orange County CA Sanitation District COP	5.000%	2/1/19 (Prere.)	4,510	4,857
Palo Alto CA Unified School District GO	0.000%	8/1/23	13,900	11,808
Palo Alto CA Unified School District GO	0.000%	8/1/28	20,320	13,925
Palo Alto CA Unified School District GO	0.000%	8/1/29	19,530	12,822
Palo Alto CA Unified School District GO	0.000%	8/1/31	12,305	7,430
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	9,300	4,988
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	5,000	3,454
Peralta CA Community College District Revenue	5.000%	8/1/28	3,000	3,524
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/20	1,035	1,154
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/22	1,135	1,306
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/23	1,200	1,397
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/24	1,260	1,478
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/25	1,315	1,552
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/31	3,220	3,653
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/24	3,550	4,171
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/25	5,580	6,608
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	6/15/28	2,190	2,536
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/28	2,190	2,531
Poway CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/29	4,830	5,546
Poway CA Unified School District GO	0.000%	8/1/29	5,000	3,156
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/27 (15)	2,750	3,191
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/29 (15)	2,235	2,547
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/30 (15)	1,745	1,978
Rancho Santiago CA Community College
District GO	5.000%	9/1/25	6,690	7,887
Rancho Santiago CA Community College
District GO	5.000%	9/1/26	16,145	18,915

Redding CA Electric System COP	5.000%	6/1/23 (4)	6,875	7,206
Redding CA Electric System COP	5.000%	6/1/25 (4)	7,860	8,232
Redding CA Electric System COP	5.000%	6/1/27 (4)	4,660	4,877
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30 (15)	2,885	3,270
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/31 (15)	3,050	3,440
Rialto CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/32 (15)	3,125	3,502
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/31	9,575	10,873
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	3,495	3,940
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/34	12,070	13,569
Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/23	3,000	3,554
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/27	4,980	5,901
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/29	7,805	9,119
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/25	8,790	6,108
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/26	3,375	2,228
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/27	5,480	3,440
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/28	9,395	5,601
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/29	11,075	6,244
Rocklin CA Unified School District GO	0.000%	8/1/22 (14)	5,450	4,781
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	4,735	5,088
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23	115	128
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	235	265
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/26	145	164
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	110	124
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/21 (15)	1,810	2,074
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/23 (15)	750	882
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/24 (15)	1,500	1,779
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/25 (14)	13,125	9,764
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/30 (14)	11,000	6,175
3 Sacramento CA Municipal Utility District
Revenue TOB VRDO	0.760%	2/7/17	7,500	7,500
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/24	720	791

Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/26	1,200	1,316
Sacramento County CA Airport Revenue	5.500%	7/1/27	7,870	8,304
Sacramento County CA Airport Revenue	5.500%	7/1/28	5,000	5,274
Sacramento County CA Airport Revenue	5.625%	7/1/29	5,485	5,799
Sacramento County CA GO	5.000%	2/1/17	4,650	4,650
Sacramento County CA GO	5.250%	2/1/18	6,140	6,359
Sacramento County CA GO	5.250%	2/1/19	4,940	5,239
Sacramento County CA GO	5.500%	2/1/20	4,700	5,123
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/26	1,000	1,200
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/28	1,100	1,302
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/30	2,000	2,312
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/31	1,000	1,160
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/31	3,000	3,445
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/35	1,000	1,140
San Bernardino CA City Unified School District
GO	5.000%	8/1/29 (4)	1,960	2,220
San Bernardino CA City Unified School District
GO	5.000%	8/1/30 (4)	1,180	1,330
San Bernardino CA City Unified School District
GO	5.000%	8/1/31 (4)	1,320	1,478
San Bernardino CA City Unified School District
GO	5.000%	8/1/32 (4)	1,400	1,561
San Bernardino CA Community College District
GO	0.000%	8/1/22 (4)	3,535	3,069
San Bernardino CA Community College District
GO	0.000%	8/1/23 (4)	5,000	4,165
San Bernardino CA Community College District
GO	5.000%	8/1/24	12,065	14,262
San Bernardino CA Community College District
GO	5.000%	8/1/25	13,965	16,434
San Bernardino CA Community College District
GO	5.000%	8/1/26	14,080	16,436
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/17	2,500	2,549
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/18	8,995	9,492
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/19	8,500	9,227
San Diego CA Community College District GO	5.000%	8/1/17 (Prere.)	19,015	19,420
San Diego CA Community College District GO	5.250%	8/1/19 (Prere.)	3,325	3,656
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	7,400	8,522
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	3,895	4,485
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	8,350	9,616
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	4,000	4,606
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	4,315	4,969
San Diego CA Community College District GO	5.000%	8/1/30	5,000	5,833
San Diego CA Community College District GO	4.000%	8/1/32	24,700	26,328
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	2,000	2,175

San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/20 (Prere.)	10,000	11,271
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/23	10,000	11,887
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/24	23,615	28,438
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/25	25,000	30,474
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/20	7,690	8,635
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/28	6,000	7,213
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/29	8,560	10,202
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/31	5,160	6,054
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/32	4,790	5,603
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/33	15,835	18,422
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/34	12,645	14,631
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/35	12,100	13,969
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/36	9,255	10,643
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	17,020	21,348
San Diego CA Unified School District GO	0.000%	7/1/30	17,310	10,378
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	2,500	2,746
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,275	6,286
San Diego County CA Water Authority Revenue	5.000%	5/1/34	10,500	12,259
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/30	5,000	5,911
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/24	1,055	1,274
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/25	2,100	2,565
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/26	1,430	1,723
San Francisco CA City & County GO	5.000%	6/15/27	10,000	11,673
San Francisco CA City & County GO	4.000%	6/15/28	25,000	27,587
San Francisco CA City & County GO	4.000%	6/15/29	15,000	16,422
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20 (Prere.)	3,900	4,356
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20 (Prere.)	2,135	2,385
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	2,865	3,174
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	5,235	5,792
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	5,500	5,967
San Francisco CA City & County International
Airport Revenue	5.500%	5/1/26	3,370	3,669
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/33	9,030	10,474

San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/33	2,545	2,946
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	10,000	12,055
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/30	15,000	16,180
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	8,000	9,485
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/32	10,000	11,341
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	2,000	2,311
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	14,000	15,847
San Francisco CA City & County Unified School
District GO	4.000%	6/15/31	13,670	14,364
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	3,950	4,139
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/21 (14)	12,385	10,940
San Jose CA Airport Revenue	5.000%	3/1/27	2,255	2,585
San Jose CA Airport Revenue	5.000%	3/1/28	2,185	2,495
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	20,000	20,391
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23 (2)	24,900	25,384
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24 (14)	29,885	30,468
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/27	2,400	2,651
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/28	1,175	1,302
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	25,385	27,220
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/29	1,510	1,766
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/30	2,745	3,187
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/30	3,445	3,999
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/31	3,010	3,471
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/31	3,840	4,428
San Jose-Evergreen CA Community College
District GO	5.000%	9/1/32	3,095	3,557
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/27	2,000	2,348
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/28	2,500	2,917
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Maple Street
Correctional Center)	5.000%	6/15/29	1,675	1,943

San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.625%	7/15/18 (Prere.)	1,000	1,052
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.250%	7/15/18 (Prere.)	2,000	2,123
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/29 (2)	3,535	2,186
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/30 (2)	3,535	2,061
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/32 (2)	3,535	1,870
San Ramon Valley CA Unified School District
GO	5.000%	8/1/26	3,385	3,965
San Ramon Valley CA Unified School District
GO	5.000%	8/1/27	1,080	1,258
Santa Ana CA Unified School District GO	0.000%	8/1/29 (14)	3,315	2,108
Santa Ana CA Unified School District GO	0.000%	8/1/30 (14)	2,150	1,285
Santa Clara County CA Financing Authority
Revenue	5.000%	5/15/27	2,110	2,519
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/26	700	841
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/28	1,000	1,185
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/29	1,000	1,177
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/30	1,000	1,168
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/31	1,000	1,161
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/32	1,500	1,735
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/33	1,500	1,728
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/35	2,650	3,029
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/36	1,750	1,995
Santa Clara Valley CA Water District Revenue	5.000%	6/1/32	2,000	2,335
Santa Clara Valley CA Water District Revenue	5.000%	6/1/33	2,000	2,325
Santa Monica CA Community College District
GO	0.000%	8/1/23	9,045	7,708
Santa Monica CA Community College District
GO	5.000%	8/1/24	4,210	4,982
Santa Monica CA Community College District
GO	5.000%	8/1/25	5,000	5,887
Santa Monica CA Community College District
GO	5.000%	8/1/26	8,650	10,120
Santa Monica CA Community College District
GO	0.000%	8/1/27	6,565	4,748
Santa Monica CA Community College District
GO	5.000%	8/1/27	5,145	5,993
Santa Monica CA Community College District
GO	0.000%	8/1/28	7,105	4,869
Santa Monica CA Community College District
GO	0.000%	8/1/29	12,640	8,298
Santa Rosa CA Wastewater Revenue	0.000%	9/1/27 (2)	11,125	7,819

Southern California Public Power Authority
Revenue	5.000%	7/1/22	10,000	11,160
Southern California Public Power Authority
Revenue	5.000%	7/1/27	10,000	11,080
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	11,063
Southern California Public Power Authority
Revenue	5.000%	7/1/29	2,500	2,762
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/22	5,000	5,681
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/26	9,000	9,858
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/27	375	440
State Center California Community College
District GO	5.000%	8/1/29	6,005	7,064
State Center California Community College
District GO	5.000%	8/1/30	3,335	3,889
State Center California Community College
District GO	5.000%	8/1/31	5,070	5,867
Sweetwater CA Unified School District GO	5.000%	8/1/29 (15)	3,300	3,806
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/28	635	763
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/29	440	524
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/30	790	932
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/31	580	679
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/33	1,070	1,241
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/36	1,585	1,816
Tulare County CA Transportation Authority
Sales Tax Revenue	4.000%	2/1/34	3,000	3,079
Tulare County CA Transportation Authority
Sales Tax Revenue	4.000%	2/1/35	2,000	2,055
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19	3,000	3,218
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19 (Prere.)	13,130	14,104
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19 (Prere.)	13,465	14,463
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/19 (Prere.)	9,000	9,774
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	3,935	4,363
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	4,160	4,613
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	4,335	4,807
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	2,250	2,495
Union CA Elementary School District GO	0.000%	9/1/27 (14)	7,295	5,070
University of California Revenue	5.250%	5/15/19 (Prere.)	11,000	12,013
University of California Revenue	5.250%	5/15/19 (Prere.)	4,245	4,634
University of California Revenue	5.500%	5/15/19 (Prere.)	14,675	16,109
University of California Revenue	5.750%	5/15/19 (Prere.)	5,000	5,517
University of California Revenue	5.000%	5/15/23	1,500	1,700
University of California Revenue	5.000%	5/15/23	2,000	2,373
University of California Revenue	5.000%	5/15/23	3,000	3,543
University of California Revenue	5.000%	5/15/26	12,915	14,561
University of California Revenue	5.000%	5/15/27	5,000	5,633
University of California Revenue	5.000%	5/15/27	6,010	7,162
University of California Revenue	5.000%	5/15/28	12,500	14,793
University of California Revenue	5.000%	5/15/28	25,995	30,244
University of California Revenue	5.000%	5/15/28	5,500	6,545
University of California Revenue	5.000%	5/15/29	19,000	22,330
University of California Revenue	5.000%	5/15/30	2,830	3,141
University of California Revenue	5.000%	5/15/31	11,000	12,752

University of California Revenue	5.000%	5/15/32	21,800	24,939
University of California Revenue	5.000%	5/15/32	4,000	4,618
University of California Revenue	5.000%	5/15/33	31,200	35,575
University of California Revenue	5.000%	5/15/34	38,420	43,665
University of California Revenue	5.000%	5/15/36	7,175	8,268
University of California Revenue PUT	5.000%	5/15/23	127,165	150,337
Ventura County CA Community College District
GO	0.000%	8/1/23	6,155	5,165
Ventura County CA Community College District
GO	0.000%	8/1/24	8,050	6,487
Ventura County CA Community College District
GO	0.000%	8/1/25	8,000	6,171
Ventura County CA Community College District
GO	0.000%	8/1/26	8,500	6,271
Ventura County CA Community College District
GO	0.000%	8/1/27	8,500	5,929
Ventura County CA Community College District
GO	5.000%	8/1/27	1,000	1,158
Ventura County CA Community College District
GO	5.000%	8/1/28	1,000	1,168
Ventura County CA Community College District
GO	5.000%	8/1/29	1,000	1,158
Ventura County CA Public Financing Authority
COP	5.625%	8/15/19 (Prere.)	1,000	1,111
Ventura County CA Public Financing Authority
COP	5.750%	8/15/19 (Prere.)	1,750	1,949
Ventura County CA Public Financing Authority
COP	5.750%	8/15/19 (Prere.)	1,750	1,949
Victor Valley CA Community College District GO	5.375%	8/1/19 (Prere.)	4,250	4,684
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/32	6,155	7,175
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/33	6,815	7,917
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/34	7,355	8,521
Walnut CA Energy Center Authority Revenue	5.000%	1/1/29	2,510	2,708
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	3,775	4,085
West Basin CA Municipal Water District COP	5.000%	8/1/18 (Prere.)	5,365	5,687
West Basin CA Municipal Water District COP	5.000%	8/1/18 (Prere.)	5,000	5,300
West Contra Costa CA Unified School District
GO	0.000%	8/1/17 (12)	1,565	1,556
West Contra Costa CA Unified School District
GO	0.000%	8/1/18 (ETM)	3,000	2,947
West Contra Costa CA Unified School District
GO	0.000%	8/1/19 (12)	4,190	3,993
West Contra Costa CA Unified School District
GO	0.000%	8/1/20 (12)	6,000	5,568
West Contra Costa CA Unified School District
GO	5.000%	8/1/27	2,405	2,830
West Contra Costa CA Unified School District
GO	0.000%	8/1/28 (14)	5,230	3,349
West Contra Costa CA Unified School District
GO	5.000%	8/1/29	3,500	4,059
West Contra Costa CA Unified School District
GO	0.000%	8/1/30 (4)	13,450	7,785
West Contra Costa CA Unified School District
GO	0.000%	8/1/32 (4)	18,000	9,437

West Contra Costa CA Unified School District
GO	0.000%	8/1/32 (12)	5,000	2,623
West Contra Costa CA Unified School District
GO	5.000%	8/1/32 (4)	6,270	7,026
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (12)	2,810	1,408
West Contra Costa CA USD	0.000%	8/1/31 (3)	6,670	3,671
Westlands CA Water District Revenue	5.000%	9/1/26 (4)	1,000	1,137
				6,029,364
Colorado (1.4%)
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/30	5,000	5,911
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/32	4,050	4,728
Adams County CO COP	5.000%	12/1/30	600	690
Adams County CO COP	5.000%	12/1/33	1,000	1,132
Adams County CO COP	5.000%	12/1/34	725	813
Aurora CO COP	5.000%	12/1/19	1,050	1,148
Aurora CO COP	5.000%	12/1/20	2,000	2,202
Aurora CO COP	5.000%	12/1/21	3,505	3,850
Aurora CO COP	5.000%	12/1/22	4,730	5,189
Aurora CO COP	5.000%	12/1/23	4,465	4,893
Aurora CO COP	5.000%	12/1/24	4,215	4,616
Aurora CO COP	5.000%	12/1/25	5,475	5,990
Broomfield CO City & County COP	5.000%	12/1/24	2,685	2,961
Broomfield CO City & County COP	5.000%	12/1/25	2,820	3,103
Broomfield CO City & County COP	5.000%	12/1/26	2,965	3,262
Broomfield CO City & County COP	5.000%	12/1/29	7,470	8,205
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.250%	11/1/23	5,000	5,883
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) PUT	5.000%	11/15/23	19,500	22,547
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) PUT	5.000%	11/15/26	20,000	23,594
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	6.125%	10/1/28	10,000	10,702
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	7/1/29	50,000	53,277
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	17,000	18,023
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	1/1/33	8,385	8,900
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	5.000%	1/1/25	600	631
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	5.000%	1/1/26	750	787
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/23	2,000	2,245
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/24	2,500	2,817
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/25	2,540	2,852
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/26	1,865	2,072

Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	2,025	2,172
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	1,375	1,518
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/28	1,030	1,131
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/30	1,405	1,525
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	6,750	7,069
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/29	5,000	5,298
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/30	8,500	8,946
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/31	5,390	5,637
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/32	5,500	5,721
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/22	13,175	14,438
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/22	6,100	6,685
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.250%	1/1/30	20,955	22,782
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/31 (4)	2,415	2,701
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/33 (4)	2,410	2,680
Denver CO City & County Airport Revenue	5.000%	11/15/24	3,000	3,528
Denver CO City & County Airport Revenue	5.000%	11/15/25	15,000	17,120
Denver CO City & County Airport Revenue	5.000%	11/15/25	3,790	4,479
Denver CO City & County Airport Revenue	5.000%	11/15/26	5,750	6,562
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,000	3,470
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,210	3,530
Denver CO City & County Airport Revenue	5.250%	11/15/29	5,000	5,750
Denver CO City & County Airport Revenue	5.250%	11/15/30	14,400	16,437
Denver CO City & County Airport Revenue	5.000%	11/15/31	4,000	4,630
Denver CO City & County Airport Revenue	5.000%	11/15/32	6,000	6,912
Denver CO City & County School District GO	5.000%	12/1/33	5,095	5,943
Denver CO City & County School District GO	5.000%	12/1/34	11,455	13,298
Denver CO City & County School District GO	5.000%	12/1/35	14,630	16,916
Denver CO City & County School District GO	5.000%	12/1/36	23,510	27,098
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/17 (14)	24,490	24,256
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	7,850	8,135
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	6,355	6,711
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/19 (14)	15,100	14,242
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/21	27,500	24,388
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/22 (14)	11,315	9,715
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	15,435	12,535

E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	20,000	15,507
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/25	1,500	1,628
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	2,500	2,713
4 Eagle County CO School District GO	5.000%	12/1/32	4,600	5,380
4 Eagle County CO School District GO	5.000%	12/1/33	7,475	8,701
4 Eagle County CO School District GO	5.000%	12/1/34	6,000	6,951
4 Eagle County CO School District GO	5.000%	12/1/35	3,335	3,848
4 Eagle County CO School District GO	5.000%	12/1/36	1,400	1,610
El Paso County CO School District No. 20
Academy GO	5.000%	12/15/33	2,900	3,373
El Paso County CO School District No. 20
Academy GO	5.000%	12/15/34	2,015	2,333
El Paso County CO School District No. 20
Academy GO	5.000%	12/15/35	1,775	2,047
El Paso County CO School District No. 20
Academy GO	5.000%	12/15/36	2,000	2,299
El Paso County CO School District No. 20
Academy GO	5.000%	12/15/37	2,000	2,295
Garfield, Pitkin, & Eagle County CO School
District GO	2.000%	12/15/17	500	505
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/32	4,010	4,278
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/33	7,535	7,991
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/34	7,075	7,459
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/35	7,440	7,814
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/23	1,520	1,724
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/26	1,000	1,126
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/29	2,000	2,208
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/31	1,500	1,641
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/33	1,080	1,171
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/34	1,250	1,350
Park Creek CO Metropolitan District Limited
Property Tax Revenue	5.000%	12/1/35	1,125	1,211
Regional Transportation District of Colorado
COP	5.000%	6/1/23	2,000	2,207
Regional Transportation District of Colorado
COP	5.000%	6/1/24	1,000	1,100
Regional Transportation District of Colorado
COP	5.000%	6/1/25	1,000	1,094
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/24	5,000	5,772
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/25	5,875	6,782
University of Colorado Enterprise System
Revenue	5.000%	6/1/17 (Prere.)	5,785	5,867

University of Colorado Enterprise System
Revenue	5.500%	6/1/19 (Prere.)	2,750	3,018
University of Colorado Enterprise System
Revenue	5.000%	6/1/26	1,500	1,755
University of Colorado Enterprise System
Revenue	5.000%	6/1/26	1,250	1,428
University of Colorado Enterprise System
Revenue	5.000%	6/1/27	2,085	2,381
University of Colorado Enterprise System
Revenue	4.000%	6/1/28	5,600	6,087
University of Colorado Enterprise System
Revenue	5.000%	6/1/28	2,000	2,312
University of Colorado Enterprise System
Revenue	5.000%	6/1/28	2,480	2,825
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	2,250	2,586
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	2,445	2,785
University of Colorado Enterprise System
Revenue	5.000%	6/1/30	2,720	3,047
University of Colorado Enterprise System
Revenue	5.000%	6/1/31	1,850	2,072
University of Colorado Enterprise System
Revenue	5.000%	6/1/32	1,950	2,184
University of Colorado Enterprise System
Revenue	4.000%	6/1/33	3,700	3,925
University of Colorado Enterprise System
Revenue	5.000%	6/1/33	3,155	3,534
University of Colorado Hospital Authority
Revenue	5.000%	11/15/27	6,000	6,817
University of Colorado Hospital Authority
Revenue	6.000%	11/15/29	9,850	10,836
				714,558
Connecticut (1.3%)
1 Connecticut GO	1.430%	5/15/17	5,000	5,004
1 Connecticut GO	1.580%	5/15/18	14,100	14,120
Connecticut GO	5.000%	11/15/18	8,500	9,057
Connecticut GO	5.000%	3/15/20	7,770	8,527
1 Connecticut GO	1.910%	4/15/20	17,000	17,136
Connecticut GO	5.000%	11/1/20	4,970	5,531
1 Connecticut GO	1.410%	3/1/21	4,305	4,295
Connecticut GO	5.000%	11/1/21	5,000	5,650
Connecticut GO	4.000%	3/15/22	14,405	15,637
Connecticut GO	5.000%	4/15/22	6,005	6,818
Connecticut GO	5.000%	5/15/22	11,310	12,646
Connecticut GO	5.000%	6/1/22	8,010	9,116
Connecticut GO	5.000%	6/15/22	9,355	10,654
Connecticut GO	5.000%	9/15/22	6,830	7,813
Connecticut GO	5.000%	11/15/22	5,000	5,736
Connecticut GO	5.000%	11/15/22	17,120	19,640
Connecticut GO	5.000%	3/15/23	18,315	21,033
Connecticut GO	5.000%	11/1/23	10,000	11,253
Connecticut GO	5.000%	11/15/23	7,715	8,940
Connecticut GO	5.000%	11/15/23	14,275	16,541
Connecticut GO	5.000%	3/15/24	10,000	11,580
Connecticut GO	5.000%	6/1/24	10,000	11,320
Connecticut GO	5.000%	9/1/24	20,000	23,284

Connecticut GO	5.000%	10/15/24	10,805	12,301
Connecticut GO	5.000%	11/15/24	6,440	7,514
Connecticut GO	5.000%	11/15/24	10,025	11,697
Connecticut GO	5.000%	3/1/25	19,440	22,147
Connecticut GO	5.000%	9/1/25	19,395	22,296
Connecticut GO	5.000%	9/1/26	13,170	15,008
Connecticut GO	5.000%	11/1/26	9,250	10,351
Connecticut GO	5.000%	3/15/27	9,800	11,231
Connecticut GO	5.000%	3/1/30	8,900	9,905
Connecticut GO	5.000%	4/15/32	4,000	4,427
Connecticut GO	5.000%	8/15/32	20,000	22,409
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	4,000	4,279
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/24	5,475	6,338
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/25	5,190	6,020
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/32	15,000	16,078
Connecticut Health & Educational Facilities
Authority Revenue (Wesleyan University)	5.000%	7/1/20 (Prere.)	8,550	9,570
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.200%	2/1/19	14,920	14,864
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.000%	2/6/19	40,000	39,680
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	2.000%	7/1/26	8,000	7,404
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/17	7,090	7,307
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/22	5,000	5,780
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/23	12,085	12,820
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/24	10,880	11,536
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/25	19,445	22,520
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	12,515	13,265
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/26	8,225	9,447
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/27	15,000	17,166
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/31	10,000	11,449
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/32	6,000	6,843
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/34	3,745	4,239
South Central CT Regional Water Authority
Water System Revenue	5.000%	8/1/24	750	885
South Central CT Regional Water Authority
Water System Revenue	5.000%	8/1/29	1,000	1,176
University of Connecticut GO	5.000%	2/15/26	3,140	3,664
University of Connecticut GO	5.000%	2/15/27	8,000	9,267
				652,214

Delaware (0.0%)
Delaware GO	5.000%	8/1/24	6,040	7,158
2 Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/19 (Prere.)	10,000	10,895
University of Delaware Revenue	5.000%	11/1/22	1,000	1,092
				19,145
District of Columbia (0.3%)
District of Columbia GO	5.000%	12/1/17 (Prere.)	5,325	5,507
District of Columbia GO	5.000%	12/1/17 (Prere.)	11,840	12,244
District of Columbia GO	5.000%	12/1/17 (Prere.)	10,380	10,734
District of Columbia GO	5.000%	6/1/19	5,000	5,440
District of Columbia GO	5.000%	6/1/21	5,000	5,713
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/24	2,025	2,376
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/25	2,200	2,601
District of Columbia Income Tax Revenue	5.000%	12/1/22	3,500	4,109
District of Columbia Income Tax Revenue	5.000%	12/1/32	5,210	5,870
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/21 (2)	5,610	5,650
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/22 (2)	5,800	5,841
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/23 (2)	6,600	6,647
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/24 (2)	6,190	6,234
District of Columbia Revenue (Georgetown
University) PUT	4.700%	4/1/18 (Prere.)	23,500	24,506
District of Columbia Revenue (Methodist Home
of the District of Columbia)	4.500%	1/1/25	1,645	1,614
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/25	4,170	4,871
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/26	3,985	4,672
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/28	2,000	2,315
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/31	5,115	5,706
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/31	9,595	10,704
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/32	5,000	5,561
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/32	5,000	5,561
				144,476
Florida (5.3%)
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/25	1,000	1,138
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/26	1,250	1,412
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/27	1,300	1,460

Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/34	22,000	23,727
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/22	5,050	5,716
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/23	5,065	5,799
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/23	1,100	1,250
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/24	5,595	6,347
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/24	2,370	2,699
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/25	5,890	6,632
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/25	2,440	2,755
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/26	6,200	6,934
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/27	6,280	6,987
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/27	2,620	2,911
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/28	5,795	6,394
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/29	4,355	4,782
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/30	3,290	3,593
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/31	7,000	7,630
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/31	4,500	4,880
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/32	9,000	9,724
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/33	6,750	7,271
Brevard County FL School Board COP	5.000%	7/1/17 (Prere.)	4,615	4,696
Brevard County FL School Board COP	5.000%	7/1/17 (Prere.)	4,850	4,935
Brevard County FL School Board COP	5.000%	7/1/17 (Prere.)	5,090	5,179
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,146
Broward County FL Airport System Revenue	5.000%	10/1/25	2,000	2,249
Broward County FL Airport System Revenue	5.000%	10/1/26	2,730	3,053
Broward County FL Airport System Revenue	5.000%	10/1/27	5,785	6,437
Broward County FL Airport System Revenue	5.000%	10/1/28	5,000	5,545
Broward County FL Airport System Revenue	5.500%	10/1/31	7,210	8,396
Broward County FL Airport System Revenue	5.500%	10/1/32	7,610	8,836
Broward County FL Airport System Revenue	5.500%	10/1/33	8,025	9,292
Broward County FL GO	5.000%	1/1/20	9,185	10,152
Broward County FL Port Facilities Revenue	5.500%	9/1/29	5,500	5,965
Broward County FL School Board COP	5.250%	7/1/18 (Prere.)	12,480	13,217
Broward County FL Water & Sewer Utility
Revenue	5.000%	10/1/18 (Prere.)	2,000	2,129
Central Florida Expressway Authority BAN	1.625%	1/1/19	25,000	25,074
Central Florida Expressway Authority Revenue	5.000%	7/1/27	5,000	5,898
Central Florida Expressway Authority Revenue	5.000%	7/1/28	4,000	4,681
Central Florida Expressway Authority Revenue	4.000%	7/1/32	6,500	6,722

Central Florida Expressway Authority Revenue	4.000%	7/1/33	9,500	9,770
Central Florida Expressway Authority Revenue	5.000%	7/1/33	4,715	5,359
Central Florida Expressway Authority Revenue	5.000%	7/1/34	7,000	7,908
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/20	19,000	20,777
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/22	30,000	34,130
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/25	20,000	23,392
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	19,150	20,714
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	21,100	23,391
Duval County FL School Board COP	5.000%	7/1/27	4,000	4,617
Duval County FL School Board COP	5.000%	7/1/33	14,415	16,180
Florida Board of Education Lottery Revenue	5.000%	7/1/17 (Prere.)	13,700	14,077
Florida Board of Education Lottery Revenue	5.000%	7/1/17 (Prere.)	14,385	14,781
Florida Board of Education Lottery Revenue	5.000%	7/1/17 (Prere.)	15,855	16,291
Florida Board of Education Lottery Revenue	5.000%	7/1/17 (Prere.)	14,690	15,094
Florida Board of Education Lottery Revenue	5.000%	7/1/18	4,000	4,226
Florida Board of Education Lottery Revenue	5.000%	7/1/19	2,775	3,019
Florida Board of Education Lottery Revenue	5.000%	7/1/24	11,385	12,083
Florida Board of Education Lottery Revenue	5.000%	7/1/25	13,215	14,021
Florida Board of Education Lottery Revenue	5.000%	7/1/26	13,875	14,717
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/17 (Prere.)	3,500	3,584
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	8,180	8,624
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	7,000	7,619
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	2,905	3,162
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	10,000	11,187
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	9,020	10,090
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	5,585	6,127
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	22,000	24,611
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	7,945	9,093
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	8,200	9,385
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	35,250	40,343
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	3,040	3,546
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	8,700	10,148
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	7,050	8,224
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	10,000	11,665

Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	2,125	2,318
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	10,440	12,360
Florida Board of Education Public Education
Capital Outlay GO	6.000%	6/1/23	7,000	8,703
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	20,515	24,374
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/29	2,700	2,936
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/31	5,000	5,613
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/33	5,570	5,908
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/17 (Prere.)	6,700	6,882
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/17 (Prere.)	10,045	10,318
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/17 (Prere.)	9,025	9,270
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/17 (Prere.)	9,475	9,733
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/17 (Prere.)	9,950	10,220
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/17 (Prere.)	5,445	5,593
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/17 (Prere.)	10,970	11,268
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/17	8,175	8,316
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/19	5,855	6,215
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/20	4,025	4,487
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24	10,025	10,619
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25	10,525	11,138
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26	11,055	11,699
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	11,605	12,262
Florida Department of Transportation GO	5.000%	7/1/19	5,000	5,456
Florida Department of Transportation GO	5.000%	7/1/19	7,895	8,615
Florida Department of Transportation GO	5.000%	7/1/20	6,620	7,422
Florida Department of Transportation GO	5.000%	7/1/21	7,540	8,646
Florida Department of Transportation GO	5.000%	7/1/21	4,120	4,724
Florida Department of Transportation GO	5.000%	7/1/22	22,060	25,775
Florida Department of Transportation GO	5.000%	7/1/22	6,055	6,653
Florida Higher Educational Facilities Financing
Authority Revenue (Nova Southeastern
University)	5.000%	4/1/33	1,800	1,944
Florida Higher Educational Facilities Financing
Authority Revenue (Nova Southeastern
University)	5.000%	4/1/34	1,500	1,613

Florida Higher Educational Facilities Financing
Authority Revenue (University of Tampa
Project)	5.000%	4/1/32	1,000	1,080
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/23	2,000	2,276
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/24	1,750	2,007
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/25	1,250	1,439
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/30	2,750	3,038
Florida Municipal Power Agency Revenue	5.000%	10/1/18 (Prere.)	10,625	11,312
Florida Municipal Power Agency Revenue	5.250%	10/1/19 (4)	10,000	10,986
Florida Municipal Power Agency Revenue	5.750%	10/1/19 (Prere.)	3,000	3,351
Florida Municipal Power Agency Revenue	5.000%	10/1/21	5,000	5,689
Florida Municipal Power Agency Revenue	5.000%	10/1/23	1,750	2,038
Florida Municipal Power Agency Revenue	5.000%	10/1/24	1,000	1,175
Florida Municipal Power Agency Revenue	5.000%	10/1/25	1,705	2,013
Florida Municipal Power Agency Revenue	5.000%	10/1/26	1,000	1,169
Florida Municipal Power Agency Revenue	5.000%	10/1/27	1,875	1,983
Florida Municipal Power Agency Revenue	5.000%	10/1/27	1,100	1,278
Florida Municipal Power Agency Revenue	5.000%	10/1/28	1,370	1,582
Florida Municipal Power Agency Revenue	5.000%	10/1/29	5,000	5,813
Florida Municipal Power Agency Revenue	5.000%	10/1/29	3,475	3,989
Florida Municipal Power Agency Revenue	5.000%	10/1/30	9,995	11,557
Florida Municipal Power Agency Revenue	5.000%	10/1/31	8,500	9,778
Florida Municipal Power Agency Revenue
VRDO	0.640%	2/1/17 LOC	31,200	31,200
Florida Ports Financing Commission Revenue	5.000%	10/1/24	2,075	2,339
Florida Ports Financing Commission Revenue	5.000%	10/1/26	1,420	1,598
Florida Ports Financing Commission Revenue	5.000%	10/1/28	2,000	2,250
Florida Turnpike Authority Revenue	5.000%	7/1/17	1,420	1,445
Florida Turnpike Authority Revenue	5.000%	7/1/17 (Prere.)	250	257
Florida Turnpike Authority Revenue	5.000%	7/1/17 (Prere.)	365	375
Florida Turnpike Authority Revenue	5.000%	7/1/19	9,230	10,065
Florida Turnpike Authority Revenue	5.000%	7/1/19	1,115	1,146
Florida Turnpike Authority Revenue	5.000%	7/1/20	1,635	1,681
Florida Turnpike Authority Revenue	5.000%	7/1/25	9,275	11,201
4 Florida Turnpike Authority Revenue	4.000%	7/1/33	9,030	9,448
Florida Turnpike Authority Revenue	4.000%	7/1/34	12,355	12,720
4 Florida Turnpike Authority Revenue	4.000%	7/1/34	7,000	7,278
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/20	2,000	2,140
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/25	1,690	1,855
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/23	1,320	1,506
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/24	1,110	1,272
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/25	1,350	1,552
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/27	1,445	1,638
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/28	2,000	2,248
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/29	2,000	2,231
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/30	2,000	2,210
Hernando County FL School District COP	5.000%	7/1/31 (4)	5,925	6,714

Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/17	3,000	3,094
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	3,000	3,199
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	2,000	2,133
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	2,155	2,359
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	7,000	7,656
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	4.500%	11/15/21	2,250	2,396
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/21	2,000	2,199
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/17	2,750	2,820
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/18	3,400	3,596
Hillsborough County FL Community Investment
Tax Revenue	5.000%	11/1/18	12,320	13,143
Hillsborough County FL Community Investment
Tax Revenue	5.000%	11/1/19	14,680	16,102
Hillsborough County FL Industrial Development
Authority Health Facilities Revenue (University
Community Hospital)	5.500%	8/15/17 (ETM)	1,260	1,292
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	12,300	13,819
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/31	26,400	29,098
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/34	3,000	3,256
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	2,230	2,405
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/27	13,575	15,273
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/28	14,000	15,687
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/29	15,070	16,822
Hillsborough County FL School Board COP	5.000%	7/1/24	16,305	17,924
Hillsborough County FL School Board COP	5.000%	7/1/25	6,000	6,573
Jacksonville FL Capital Project Revenue VRDO	0.710%	2/7/17 LOC	5,850	5,850
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22	2,500	2,734
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22	600	697

Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/23	750	863
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/24	7,025	8,055
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/25	2,000	2,284
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/27	4,490	5,122
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/28	3,900	4,236
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/29	2,075	2,256
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/19	15,265	16,706
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/20	22,255	24,943
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/29	2,000	2,307
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/29	6,160	6,910
Jacksonville FL Electric Authority Water &
Sewer Revenue	4.000%	10/1/30	3,000	3,173
Jacksonville FL Sales Taxes Revenue	4.750%	10/1/18 (Prere.)	13,280	14,079
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/18 (Prere.)	5,415	5,763
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/18 (Prere.)	5,685	6,051
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/18 (Prere.)	5,970	6,354
Jacksonville FL Special Revenue	5.000%	10/1/19 (Prere.)	4,800	5,267
Jacksonville FL Special Revenue	5.000%	10/1/20	15,420	17,238
Jacksonville FL Special Revenue	5.000%	10/1/25	4,500	5,155
Jacksonville FL Special Revenue	5.000%	10/1/26	7,710	9,018
Jacksonville FL Special Revenue	5.000%	10/1/28	6,385	7,374
Jacksonville FL Special Revenue	5.000%	10/1/29	7,750	8,893
Jacksonville FL Special Revenue	5.000%	10/1/30	3,145	3,586
Jacksonville FL Special Revenue	5.000%	10/1/32	1,750	1,995
Jacksonville FL Special Revenue	5.000%	10/1/33	3,105	3,498
Jacksonville FL Special Revenue	5.000%	10/1/34	1,765	1,981
Lake County FL School Board COP	5.000%	6/1/28 (4)	1,500	1,701
Lake County FL School Board COP	5.000%	6/1/29 (4)	1,750	1,976
Lake County FL School Board COP	5.000%	6/1/30 (4)	3,000	3,369
Lake County FL School Board COP	5.000%	6/1/31 (4)	5,000	5,634
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	500	544
Lakeland FL Energy System Revenue	5.000%	10/1/17	1,000	1,027
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/25	2,000	2,299
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/27	5,000	5,710
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/33	1,755	1,906
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/35	3,000	3,234
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/22	1,750	2,031
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/23	2,750	3,225
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/24	3,000	3,556
Lee County FL School Board COP	5.000%	8/1/22	1,600	1,844
Lee County FL School Board COP	5.000%	8/1/23	1,130	1,314
Lee County FL School Board COP	5.000%	8/1/24	2,310	2,698

Lee County FL School Board COP	5.000%	8/1/27	5,000	5,787
Lee County FL School Board COP	5.000%	8/1/28	4,000	4,605
Lee County FL School Board COP	5.000%	8/1/34	3,500	3,942
Lee County FL School Board COP	5.000%	8/1/35	4,270	4,791
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/26 (4)	1,000	1,160
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/28 (4)	3,055	3,506
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/30 (4)	3,300	3,748
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/32 (4)	1,820	2,052
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/33 (4)	1,000	1,123
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/34 (4)	1,000	1,119
Lee County FL Transportation Facilities
Revenue	5.000%	10/1/35 (4)	1,000	1,115
Lee County FL Water & Sewer Revenue	5.250%	10/1/25	5,950	6,777
Manatee County FL Revenue	5.000%	10/1/22	1,255	1,462
Manatee County FL Revenue	5.000%	10/1/23	1,300	1,531
Manatee County FL Revenue	5.000%	10/1/25	1,325	1,554
Manatee County FL Revenue	5.000%	10/1/26	1,520	1,769
Manatee County FL Revenue	5.000%	10/1/27	1,580	1,830
Marco Island FL Utility System Revenue	5.250%	10/1/32	3,300	3,752
Marco Island FL Utility System Revenue	5.250%	10/1/33	2,000	2,266
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	2,825	3,106
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/21	3,415	3,804
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/22	3,000	3,382
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/23	2,525	2,821
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	1,325	1,432
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/30	1,000	1,085
Miami Beach FL Redevelopment Agency Tax
Allocation Revenue	5.000%	2/1/34	4,000	4,456
Miami Beach FL Redevelopment Agency Tax
Allocation Revenue	5.000%	2/1/35	5,000	5,554
Miami Beach FL Resort Tax Revenue	5.000%	9/1/25	840	994
Miami Beach FL Resort Tax Revenue	5.000%	9/1/26	1,000	1,173
Miami Beach FL Resort Tax Revenue	5.000%	9/1/28	1,300	1,512
Miami Beach FL Resort Tax Revenue	5.000%	9/1/29	1,000	1,156
Miami Beach FL Resort Tax Revenue	5.000%	9/1/30	1,500	1,724
Miami Beach FL Resort Tax Revenue	5.000%	9/1/35	1,500	1,688
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/18 (Prere.)	1,800	1,916
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/20 (Prere.)	555	625
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	1,460	1,624
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	2,630	2,923

Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/25	2,750	3,195
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/25	5,000	5,548
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/26	6,500	7,213
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	6,645	7,354
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29 (12)	4,000	4,322
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	5,500	6,047
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	6,460	7,388
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/31	2,055	2,309
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/31	4,765	5,426
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/34	4,005	4,494
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/35	2,450	2,738
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/27	3,600	4,311
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/29	5,040	5,938
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/35	15,390	17,600
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/35	8,210	9,389
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/36	14,000	15,925
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/36	8,620	9,805
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/17 (Prere.)	5,275	5,312
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/17 (Prere.)	2,040	2,054
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/23	4,000	4,640
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/24	4,250	4,978
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/25	3,750	4,354
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/26	3,250	3,746
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/27	2,250	2,579
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/31	2,000	2,242
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/32	2,550	2,847
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/33	5,000	5,569
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/30	2,350	2,366

Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/35	2,750	2,733
Miami-Dade County FL School Board COP	5.000%	5/1/17 (Prere.)	5,685	5,745
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	25,200	26,526
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	27,650	29,105
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	14,225	14,973
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	12,980	13,663
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	15,530	16,347
Miami-Dade County FL School Board COP	5.000%	8/1/19 (2)	5,265	5,540
Miami-Dade County FL School Board COP	5.000%	11/1/26	7,935	9,115
Miami-Dade County FL School Board COP	5.000%	11/1/27	10,000	11,434
Miami-Dade County FL School Board COP	5.000%	11/1/28	10,000	11,367
Miami-Dade County FL School Board COP	5.000%	11/1/29	10,000	11,307
Miami-Dade County FL Seaport Revenue	5.750%	10/1/30	2,300	2,625
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	2,600	2,975
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/24	2,000	2,294
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/25	2,750	3,144
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/26	11,340	12,888
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/27	2,500	2,832
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/28	8,840	9,968
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/29	5,000	2,899
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/29	10,000	11,237
Miami-Dade County FL Special Obligation
Revenue	4.000%	4/1/30	12,555	13,128
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	4,000	4,479
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	12,000	13,437
Miami-Dade County FL Special Obligation
Revenue	4.000%	4/1/31	11,270	11,699
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/31	2,155	1,128
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	13,500	15,046
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/32	2,890	1,441
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/32	11,550	12,809
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/27	4,000	4,509
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/28	2,060	2,314
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/30	8,000	8,909
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/31	6,250	6,960
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/32	1,650	1,836
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/17 (Prere.)	7,400	7,604
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21	20,000	22,978

North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.500%	10/1/18 (Prere.)	3,560	3,821
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.500%	10/1/28	1,440	1,516
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.250%	10/1/21	8,000	8,742
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/29	3,000	3,423
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,500	1,696
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/33	5,000	5,576
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/35	6,415	7,071
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/36	5,000	5,494
Orange County FL Health Facilities Authority
Revenue (Presbyterian Retirement
Communities Inc.)	5.000%	8/1/31	2,400	2,598
Orange County FL Health Facilities Authority
Revenue (Presbyterian Retirement
Communities Inc.)	5.000%	8/1/36	4,750	5,034
Orange County FL School Board COP	4.500%	8/1/18 (Prere.)	8,400	8,834
Orange County FL School Board COP	4.500%	8/1/18 (Prere.)	7,000	7,361
Orange County FL Tourist Development
Revenue	5.000%	10/1/17	5,955	6,116
Orange County FL Tourist Development
Revenue	5.000%	10/1/18 (14)	18,980	19,488
Orange County FL Tourist Development
Revenue	5.000%	10/1/19	8,680	9,487
Orange County FL Tourist Development
Revenue	5.000%	10/1/20 (14)	15,345	15,750
Orange County FL Tourist Development
Revenue	5.000%	10/1/21 (14)	16,605	17,040
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	7,780	8,695
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	3,500	3,911
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	5,000	5,588
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/31	13,030	14,678
Orlando FL Capital Improvement Revenue	5.000%	10/1/21	1,000	1,143
Orlando FL Capital Improvement Revenue	5.000%	10/1/24	1,145	1,355
Orlando FL Capital Improvement Revenue	5.000%	10/1/26	1,200	1,440
Orlando FL Capital Improvement Revenue	5.000%	10/1/26	1,265	1,518
Orlando FL Utility Commission Utility System
Revenue	5.250%	10/1/22	3,245	3,830
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/23	4,000	4,727
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/29	1,000	734
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/30	1,400	1,031
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/31	1,600	1,178

Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/32	2,060	1,511
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/33	3,000	2,183
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/22	850	959
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/23	1,250	1,417
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/24	1,000	1,138
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/33	6,000	6,937
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/37	7,810	8,907
Palm Beach County FL School Board COP	5.000%	8/1/28	6,115	6,858
Palm Beach County FL School Board COP	5.000%	8/1/29	5,970	6,686
Palm Beach County FL School Board COP	5.000%	8/1/29	3,595	4,121
Palm Beach County FL School Board COP	5.000%	8/1/31	10,660	12,095
Palm Beach County FL School Board COP	5.000%	8/1/32	12,000	13,568
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/17	6,000	6,163
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/18	6,000	6,384
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/18 (Prere.)	15,000	16,084
Pasco County FL School Board COP	5.000%	8/1/24	2,315	2,675
Port St. Lucie FL Utility Revenue	5.000%	9/1/18 (Prere.)	3,790	4,022
Port St. Lucie FL Utility Revenue	5.000%	9/1/27	860	1,010
Port St. Lucie FL Utility Revenue	5.000%	9/1/28	2,500	2,914
Port St. Lucie FL Utility Revenue	5.000%	9/1/29	2,000	2,316
Port St. Lucie FL Utility Revenue	5.000%	9/1/29 (12)	390	409
Port St. Lucie FL Utility Revenue	4.000%	9/1/30	2,200	2,311
Port St. Lucie FL Utility Revenue	5.000%	9/1/30	2,000	2,213
Port St. Lucie FL Utility Revenue	4.000%	9/1/31	2,500	2,611
Port St. Lucie FL Utility Revenue	5.000%	9/1/31	2,100	2,316
Reedy Creek FL Improvement District GO	5.250%	6/1/32	9,600	11,046
Reedy Creek FL Improvement District GO	5.250%	6/1/33	10,000	11,475
Reedy Creek FL Improvement District Utilities
Revenue	5.000%	10/1/23	2,505	2,879
Sarasota County FL Infrastructure Sales Surtax
Revenue	5.000%	10/1/23	1,000	1,178
Sarasota County FL Infrastructure Sales Surtax
Revenue	5.000%	10/1/24	1,550	1,847
Sarasota County FL School Board COP	5.000%	7/1/18	2,185	2,298
Sarasota County FL School Board COP	5.000%	7/1/20 (Prere.)	5,050	5,649
Sarasota County FL School Board COP	5.000%	7/1/20	2,855	3,150
Sarasota County FL School Board COP	5.000%	7/1/20 (Prere.)	5,380	6,018
Seacoast FL Utility Authority Water & Sewer
Revenue	5.000%	3/1/20	2,000	2,217
Seacoast FL Utility Authority Water & Sewer
Revenue	5.000%	3/1/21	1,750	1,985
Seacoast FL Utility Authority Water & Sewer
Revenue	5.000%	3/1/22	1,750	2,022

St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	5.750%	8/1/20 (Prere.)	1,500	1,719
St. Lucie County FL School Board COP	5.000%	7/1/24	1,595	1,841
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.000%	7/1/24	500	569
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.000%	7/1/28	500	550
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.000%	7/1/29	500	546
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.125%	7/1/34	1,135	1,221
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/23	5,985	6,682
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.125%	9/1/24	4,625	5,185
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/27	4,250	4,884
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/28	4,450	5,089
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/24	925	1,055
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/25	650	740
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/27	1,100	1,223
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/28	1,450	1,596
Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29 (14)	10,000	12,915
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/32	2,305	2,643
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/21	1,220	1,372
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/23	1,400	1,578
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.500%	9/1/28	2,500	2,931
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.500%	9/1/29	2,500	2,915
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.500%	9/1/30	3,505	4,064
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/19	3,580	3,923
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/21	18,420	20,256

Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/22	13,395	14,792
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	14,686	16,157
Tampa FL Hospital Revenue	5.000%	7/1/21	1,000	1,117
Tampa FL Hospital Revenue	5.000%	7/1/22	1,075	1,216
Tampa FL Hospital Revenue	5.000%	7/1/24	1,000	1,112
Tampa FL Hospital Revenue	5.000%	7/1/25	1,935	2,138
Tampa FL Hospital Revenue	5.000%	7/1/26	1,500	1,648
Tampa FL Hospital Revenue	5.000%	7/1/27	1,000	1,094
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/26	1,400	1,606
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/30	1,650	1,845
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/32	1,880	2,086
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/33	2,340	2,586
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/34	2,505	2,757
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/35	1,680	1,843
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21 (Prere.)	2,300	2,721
University of South Florida Financing Corp. COP	5.000%	7/1/30	6,085	6,844
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/27	1,125	1,257
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/28	1,000	1,111
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/29	1,100	1,215
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/30	1,750	1,924
Volusia County FL School Board COP	5.000%	8/1/23	1,000	1,171
Volusia County FL School Board COP	5.000%	8/1/24	500	589
Volusia County FL School Board COP	5.000%	8/1/25	1,675	1,955
Volusia County FL School Board COP	5.000%	8/1/27	1,800	2,072
Volusia County FL School Board COP	5.000%	8/1/28	1,650	1,890
Volusia County FL School Board COP	5.000%	8/1/29	2,350	2,678
Volusia County FL School Board COP	5.000%	8/1/30	3,880	4,397
Volusia County FL School Board COP	5.000%	8/1/31	2,350	2,653
Winter Park FL Water & Sewer Revenue	5.000%	12/1/29	1,975	2,151
				2,674,018
Georgia (2.7%)
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	5.000%	1/1/27	2,315	2,728
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	5.000%	1/1/28	2,500	2,927
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	4.000%	1/1/32	2,000	2,108
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/21	4,000	4,391

Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/22	10,000	10,947
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/24	1,600	1,887
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/29	3,000	3,437
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/30	5,000	5,691
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/31	5,000	5,667
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/32	5,500	6,208
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/33	2,000	2,249
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/34	2,000	2,242
Atlanta GA Airport Revenue	5.000%	1/1/21	2,000	2,194
Atlanta GA Airport Revenue	5.000%	1/1/22	2,300	2,518
Atlanta GA Airport Revenue	5.000%	1/1/24	1,000	1,169
Atlanta GA Airport Revenue	5.875%	1/1/24	3,145	3,634
Atlanta GA Airport Revenue	5.000%	1/1/26	1,600	1,798
Atlanta GA Airport Revenue	5.000%	1/1/27	1,390	1,556
Atlanta GA Airport Revenue	5.000%	1/1/31	2,525	2,877
Atlanta GA Development Authority Revenue	5.000%	7/1/25	2,480	2,951
Atlanta GA Development Authority Revenue	5.000%	7/1/27	1,000	1,168
Atlanta GA Development Authority Revenue	5.000%	7/1/28	1,355	1,568
Atlanta GA Development Authority Revenue	5.000%	7/1/30	1,250	1,431
Atlanta GA GO	5.250%	12/1/19 (12)	4,925	5,464
Atlanta GA GO	5.250%	12/1/20 (12)	3,280	3,635
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (4)	8,000	8,278
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (3)	5,400	5,587
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	1,000	1,127
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22 (4)	9,800	11,530
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/23	3,000	3,518
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/24	3,000	3,555
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	2,500	2,997
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25 (4)	6,500	8,166
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26 (4)	15,220	19,420
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	5,585	7,201
1 Atlanta GA Water & Wastewater Revenue PUT	2.020%	11/1/18	21,685	21,872
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	15,500	15,531
Clarke County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	5.000%	7/1/20	750	832
Clarke County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	5.000%	7/1/30	3,285	3,760
Clarke County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	5.000%	7/1/31	3,225	3,666
Cobb County GA Kennestone Hospital Authority
Revenue	6.250%	4/1/34 (2)	1,000	1,109
Cobb County GA Kennestone Hospital Authority
Revenue	5.500%	4/1/37 (2)	7,500	8,147
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/22	1,675	1,911
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/23	1,975	2,234

Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/24	1,000	1,122
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/27	6,880	7,591
DeKalb County GA Private Hospital Authority
(Children's Healthcare of Atlanta Inc. Project)
RAN	5.000%	11/15/17	1,250	1,288
DeKalb County GA Private Hospital Authority
(Children's Healthcare of Atlanta Inc. Project)
RAN	5.000%	11/15/20	1,400	1,539
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/23	1,410	1,625
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/24	1,500	1,728
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	2,225	2,518
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/32	4,000	4,523
Fayette County GA Hospital Authority (Fayette
Community Hospital Project) RAN	5.250%	6/15/23	11,395	12,302
Forsyth County GA GO	5.000%	3/1/20	2,145	2,384
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.250%	6/15/19 (Prere.)	6,110	6,682
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/20	760	845
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/30	3,010	3,432
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/32	2,640	2,973
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	4.000%	7/1/25	1,000	1,029
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	4.000%	7/1/26	1,000	1,020
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	5.000%	7/1/31	7,000	7,477
Fulton County GA Water & Sewer Revenue	5.000%	1/1/33	10,000	11,197
Georgia GO	5.000%	2/1/19	33,695	36,285
Georgia GO	5.000%	7/1/19	5,000	5,455
Georgia GO	5.000%	7/1/19	18,000	19,638
Georgia GO	4.000%	11/1/19	2,500	2,687
Georgia GO	5.000%	12/1/19	12,995	14,352
Georgia GO	5.000%	2/1/20	34,000	37,698
Georgia GO	5.000%	7/1/20	21,065	23,624
Georgia GO	5.000%	7/1/20	3,000	3,364
Georgia GO	5.000%	7/1/20	10,000	11,215
Georgia GO	5.000%	7/1/20	18,460	20,702
Georgia GO	5.000%	11/1/20	9,240	10,450
Georgia GO	5.000%	2/1/21	46,000	52,279
Georgia GO	5.000%	10/1/21	8,000	9,226
Georgia GO	5.000%	1/1/22	14,000	16,206
Georgia GO	5.000%	1/1/22	9,415	10,899
Georgia GO	5.000%	2/1/22	13,425	15,568
Georgia GO	5.000%	2/1/22	6,590	7,642
Georgia GO	5.000%	7/1/22	22,000	25,736
Georgia GO	4.000%	10/1/22	2,150	2,412
Georgia GO	5.000%	12/1/22	46,000	54,252
Georgia GO	5.000%	2/1/23	18,395	21,727
Georgia GO	5.000%	7/1/23	20,160	23,538

Georgia GO	5.000%	1/1/24	18,065	21,601
Georgia GO	5.000%	7/1/24	22,865	27,554
Georgia GO	5.000%	2/1/25	3,000	3,577
Georgia GO	5.000%	2/1/27	10,000	11,782
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/22	12,000	13,690
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/24	4,000	4,628
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/25	1,300	1,494
Georgia Road & Tollway Authority Revenue	5.000%	3/1/19	15,500	16,736
Georgia Road & Tollway Authority Revenue	5.000%	10/1/21	2,420	2,788
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/30	4,365	4,768
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/34	7,000	7,453
Gwinnett County GA School District GO	5.000%	8/1/20	20,000	22,477
Gwinnett County GA School District GO	5.000%	2/1/21	10,000	11,365
Gwinnett County GA School District GO	5.000%	8/1/21	23,000	26,432
Henry County GA Hospital Authority Revenue
(Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	5,968
Henry County GA Hospital Authority Revenue
(Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	10,904
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/22	1,430	1,543
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/24	1,250	1,345
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	2,340	2,349
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/19	30	32
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/20	23,970	25,886
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	6,765	7,407
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	37,000	40,784
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	10,720	11,849
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	5.250%	7/1/26 (14)	4,800	5,816
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/30	5,000	5,900
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/31	9,000	10,564
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/33	29,440	34,238
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/34	30,915	35,762
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/35	31,365	36,143
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/36	22,080	25,366
Municipal Electric Authority Georgia Revenue	5.000%	1/1/19	3,580	3,836
Municipal Electric Authority Georgia Revenue	5.750%	1/1/19	13,375	14,231

Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,160	3,412
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	15,000	16,520
Municipal Electric Authority Georgia Revenue	4.000%	1/1/21	7,725	8,398
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	2,810	3,169
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	14,605	16,198
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24	11,650	12,903
Municipal Electric Authority Georgia Revenue	5.000%	1/1/25	2,125	2,494
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	29,195	34,162
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	16,215	18,974
Municipal Electric Authority Georgia Revenue	5.000%	1/1/30	1,050	1,197
Municipal Electric Authority Georgia Revenue	5.000%	1/1/33	2,115	2,382
Municipal Electric Authority Georgia Revenue	5.000%	1/1/34	2,000	2,247
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	5,000	5,599
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	7,600	8,571
Municipal Electric Authority Georgia Revenue
(Project One) VRDO	0.640%	2/7/17 LOC	31,440	31,440
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	10/1/20	1,220	1,375
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	10/1/21	775	891
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	10/1/23	510	605
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/29	3,340	3,636
Richmond County GA Hospital Authority
(University Health Services Inc. Project) RAN	5.500%	1/1/19 (Prere.)	17,500	18,935
Savannah GA Hospital Authority Revenue (St.
Joseph's/Candler Health System, Inc.)	5.500%	7/1/30	4,000	4,582
Savannah GA Hospital Authority Revenue (St.
Joseph's/Candler Health System, Inc.)	5.500%	7/1/31	4,000	4,565
				1,367,639
Guam (0.0%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/23	6,280	6,974
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/24	4,790	5,281
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/25	4,200	4,610
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	7/1/36	300	317
Guam International Airport Authority Revenue	5.000%	10/1/23	2,310	2,598
				19,780
Hawaii (1.0%)
Hawaii Airports System Revenue	5.250%	7/1/30	13,975	15,402
Hawaii County HI GO	5.000%	9/1/28	1,000	1,188
Hawaii County HI GO	5.000%	9/1/29	2,065	2,436
Hawaii County HI GO	5.000%	9/1/30	1,000	1,173
Hawaii GO	5.000%	12/1/18	9,250	9,905
Hawaii GO	5.000%	10/1/20	5,500	6,193
Hawaii GO	5.000%	10/1/20	9,910	11,158
Hawaii GO	5.000%	12/1/20	4,480	5,063
Hawaii GO	5.000%	10/1/21	3,055	3,513
Hawaii GO	5.000%	10/1/21	7,715	8,873
Hawaii GO	5.000%	11/1/22	11,155	13,076
Hawaii GO	5.000%	12/1/22	10,000	11,428

Hawaii GO	5.000%	8/1/24	14,970	17,890
Hawaii GO	5.000%	8/1/24	8,970	10,719
Hawaii GO	5.000%	10/1/24	10,000	11,977
Hawaii GO	5.000%	11/1/24	22,305	25,693
Hawaii GO	5.000%	4/1/25	19,785	23,786
Hawaii GO	5.000%	8/1/25	2,500	2,977
Hawaii GO	5.000%	8/1/25	4,105	4,889
Hawaii GO	5.000%	10/1/25	12,000	14,514
Hawaii GO	4.000%	4/1/26	26,025	29,393
Hawaii GO	5.000%	10/1/28	7,760	9,310
Hawaii GO	5.000%	10/1/28	9,000	10,797
Hawaii GO	5.000%	8/1/29	8,500	9,904
Hawaii GO	4.000%	4/1/30	21,685	23,357
Hawaii GO	4.000%	10/1/30	17,750	19,183
Hawaii GO	4.000%	4/1/31	21,410	22,884
Hawaii GO	4.000%	10/1/31	8,000	8,576
Hawaii GO	5.000%	8/1/33	2,865	3,289
Hawaii Highway Revenue	4.000%	1/1/22	1,000	1,106
Hawaii Highway Revenue	5.000%	1/1/24	2,500	2,963
Hawaii Highway Revenue	5.000%	1/1/25	2,000	2,397
Hawaii Highway Revenue	5.000%	1/1/32	2,180	2,487
Hawaii Pacific Health Revenue	5.625%	7/1/30	2,345	2,560
Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	3,000	3,053
Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	2,705	2,752
Honolulu HI City & County GO	4.000%	10/1/18	1,920	2,013
Honolulu HI City & County GO	5.250%	7/1/19 (4)	4,755	5,203
Honolulu HI City & County GO	4.000%	10/1/19	2,515	2,690
Honolulu HI City & County GO	5.000%	10/1/19	3,365	3,687
Honolulu HI City & County GO	5.000%	10/1/19	2,055	2,252
Honolulu HI City & County GO	5.000%	10/1/20	5,015	5,637
Honolulu HI City & County GO	5.000%	10/1/20	3,675	4,131
Honolulu HI City & County GO	5.000%	8/1/21 (Prere.)	5,000	5,741
Honolulu HI City & County GO	5.000%	10/1/22	1,000	1,167
Honolulu HI City & County GO	5.000%	10/1/22	4,000	4,668
Honolulu HI City & County GO	5.000%	10/1/22	4,205	4,907
Honolulu HI City & County GO	5.000%	11/1/22	3,000	3,506
Honolulu HI City & County GO	5.000%	11/1/23	3,500	4,093
Honolulu HI City & County GO	5.000%	8/1/24	4,535	5,195
Honolulu HI City & County GO	5.000%	10/1/26	7,500	8,996
Honolulu HI City & County GO	5.000%	10/1/26	5,000	5,997
Honolulu HI City & County GO	5.000%	10/1/27	4,000	4,766
Honolulu HI City & County GO	5.000%	10/1/28	4,000	4,732
Honolulu HI City & County GO	5.000%	10/1/31	12,690	14,761
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/26	3,000	3,582
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/27	1,075	1,293
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/28	6,175	6,790
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/29	10,000	10,863
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/30	8,220	9,547
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/34	6,765	7,716

Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/35	6,835	7,769
				497,566
Idaho (0.1%)
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	1,245	1,351
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	755	819
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	285	309
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	715	776
2 Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.125%	12/1/18 (Prere.)	12,050	13,135
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/24	1,500	1,775
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/25	2,750	3,244
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	5.000%	12/1/30	3,250	3,645
Idaho Housing & Finance Association RAN	4.750%	7/15/19	5,000	5,383
				30,437
Illinois (5.9%)
Berwyn IL GO	5.000%	12/1/25 (4)	5,000	5,147
Chicago IL Board of Education GO	0.000%	12/1/18 (14)	4,520	4,270
Chicago IL Board of Education GO	5.000%	12/1/18 (4)	2,500	2,549
Chicago IL Board of Education GO	0.000%	12/1/19 (14)	5,610	5,109
Chicago IL Board of Education GO	5.000%	12/1/19 (4)	6,130	6,251
Chicago IL Board of Education GO	5.000%	12/1/19 (12)	1,015	1,055
Chicago IL Board of Education GO	6.000%	1/1/20 (14)	4,855	5,142
Chicago IL Board of Education GO	5.000%	12/1/20 (4)	1,500	1,529
Chicago IL Board of Education GO	5.500%	12/1/21 (4)(2)	4,090	4,435
Chicago IL Board of Education GO	5.000%	12/1/22	18,500	16,443
Chicago IL Board of Education GO	5.500%	12/1/22 (4)	9,625	10,505
Chicago IL Board of Education GO	5.000%	12/1/23 (4)	1,105	1,125
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	1,840	1,917
Chicago IL Board of Education GO	5.250%	12/1/25	8,000	6,678
Chicago IL Board of Education GO	5.000%	12/1/26 (4)	12,640	12,919
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	3,360	3,496
Chicago IL Board of Education GO	7.000%	12/1/26	19,500	18,592
Chicago IL Board of Education GO	5.000%	12/1/33	20,500	16,259
Chicago IL Board of Education GO	5.250%	12/1/35	11,985	9,470
1 Chicago IL Board of Education GO PUT	4.660%	3/1/17	11,700	11,697
Chicago IL GO	5.000%	1/1/18 (4)	17,530	17,596
Chicago IL GO	5.000%	1/1/21 (14)	5,490	5,634
Chicago IL GO	5.000%	1/1/21 (4)	18,155	18,293
Chicago IL GO	5.000%	1/1/26	11,500	11,265
Chicago IL GO	5.000%	1/1/26 (4)	1,160	1,166
Chicago IL GO	5.000%	1/1/26	1,500	1,469
Chicago IL GO	5.000%	1/1/27 (14)	5,000	5,128
Chicago IL GO	5.000%	1/1/28 (14)	5,000	5,128
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/30	35,000	38,686
Chicago IL Midway Airport Revenue	5.000%	1/1/23	2,500	2,874
Chicago IL Midway Airport Revenue	5.000%	1/1/24	3,400	3,895
Chicago IL Midway Airport Revenue	5.000%	1/1/26	6,040	6,725
Chicago IL Midway Airport Revenue	5.000%	1/1/32	10,000	10,985
Chicago IL Midway Airport Revenue	5.000%	1/1/33	10,000	10,959
Chicago IL Midway Airport Revenue	5.000%	1/1/34	6,700	7,325
Chicago IL Midway Airport Revenue	5.000%	1/1/35	2,200	2,398

Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/23	1,200	1,276
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/24	1,110	1,179
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/28	1,000	1,034
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/29	1,000	1,029
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18 (Prere.)	18,295	18,966
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18 (Prere.)	8,920	9,247
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	4,000	4,138
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	3,000	3,360
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	1,250	1,422
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	7,410	8,229
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	5,500	6,413
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/25	1,500	1,721
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26	4,000	4,419
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,144
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/27	3,560	3,919
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/27	32,400	38,043
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/27	2,435	2,780
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	3,000	3,290
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	10,750	12,198
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/28	5,000	5,898
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	3,000	3,279
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29 (4)	2,300	2,598
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	10,300	11,595
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	2,000	2,271
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	3,220	3,505
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	5,700	6,424
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/30	3,000	3,488
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	2,900	3,149
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	22,500	24,897
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	13,065	14,608
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/31	3,595	4,157
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/31	13,495	15,012
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/31	10,000	11,124
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	3,500	3,896
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	10,000	11,022
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	4,750	5,288
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	4,750	5,268
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	20,040	22,015
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	1,750	1,941
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/33 (4)	1,000	1,123
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	18,750	20,646
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	6,315	6,954
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	12,250	13,440
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	11,930	13,089
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/36	8,750	9,579
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/37	1,000	1,092
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/37	10,735	11,718
Chicago IL Park District GO	5.000%	1/1/21	2,000	2,199
Chicago IL Park District GO	5.000%	1/1/25	4,425	4,793
Chicago IL Park District GO	5.000%	1/1/25	625	705
Chicago IL Park District GO	5.000%	1/1/26	500	566
Chicago IL Park District GO	5.000%	1/1/27	1,000	1,124
Chicago IL Park District GO	5.000%	1/1/28	1,000	1,116
Chicago IL Park District GO	5.000%	1/1/29	785	871
Chicago IL Park District GO	5.000%	1/1/30	1,000	1,102
Chicago IL Park District GO	5.000%	1/1/31	1,000	1,096
Chicago IL Park District GO	5.000%	1/1/31	2,000	2,191

Chicago IL Park District GO	5.000%	1/1/33	2,000	2,172
Chicago IL Park District GO	5.000%	1/1/34	2,000	2,163
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28	4,835	5,168
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29	5,170	5,508
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30	2,770	2,938
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.500%	6/1/18	7,435	7,798
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/20	4,900	5,137
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/20 (12)	3,185	3,343
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/24 (12)	5,000	5,153
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/25 (12)	11,000	11,320
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/26 (12)	8,260	8,495
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	13,085	13,739
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	31,170	32,729
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/28	30,225	31,595
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.000%	12/1/19	9,915	10,658
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/30	10,000	10,819
3 Chicago IL Transit Authority Sales Tax Receipts
Revenue TOB VRDO	0.860%	2/7/17	15,380	15,380
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,435	2,714
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,550	1,695
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/30	1,450	1,569
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/31	2,000	2,152
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/32	1,875	2,011
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/33	2,100	2,244
Chicago IL Water Revenue	5.000%	11/1/19 (4)	17,565	18,481
Chicago IL Water Revenue	5.000%	11/1/23	1,670	1,854
Chicago IL Water Revenue	5.000%	11/1/24	1,500	1,659
Chicago IL Water Revenue	5.000%	11/1/25	2,000	2,195
Chicago IL Water Revenue	5.000%	11/1/26	2,000	2,192
Chicago IL Water Revenue	5.000%	11/1/28	5,000	5,430
Chicago IL Water Revenue	5.000%	11/1/30	3,590	3,869
Chicago IL Water Revenue	5.000%	11/1/31	3,000	3,234
Chicago IL Water Revenue	5.000%	11/1/32	3,000	3,224
Chicago IL Waterworks Revenue	5.000%	11/1/22	1,000	1,120
Chicago IL Waterworks Revenue	5.000%	11/1/29	1,000	1,106
Chicago IL Waterworks Revenue	5.000%	11/1/31	2,000	2,191
Chicago IL Waterworks Revenue	5.000%	11/1/33	2,000	2,168
Chicago IL Waterworks Revenue	5.000%	11/1/36 (2)	7,580	7,599
Cook County IL Community College District GO	5.000%	3/1/19 (Prere.)	1,100	1,136
Cook County IL Community College District GO	5.000%	12/1/24	2,000	2,204
Cook County IL Community College District GO	5.250%	12/1/26	2,000	2,209
Cook County IL Community College District GO	5.250%	12/1/27	2,000	2,196
Cook County IL Community College District GO	5.250%	12/1/28	2,000	2,178
Cook County IL Forest Preservation District GO	5.000%	12/15/24	1,020	1,109
Cook County IL Forest Preservation District GO	5.000%	12/15/25	1,000	1,080
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,225	2,395

Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,485	2,675
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,335	2,555
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,605	2,794
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,455	2,624
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,240	2,394
Cook County IL Forest Preservation District GO	5.000%	12/15/32	5,000	5,334
Cook County IL GO	5.000%	11/15/18	8,000	8,450
Cook County IL GO	5.000%	11/15/20	7,500	8,057
Cook County IL GO	5.000%	11/15/21	5,410	5,783
Cook County IL GO	5.250%	11/15/28	35,500	38,503
Cook County IL High School District No. 205
(Thornton Township) GO	5.500%	12/1/17 (12)	2,000	2,071
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/24	1,750	2,039
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/25	1,820	2,112
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/26	2,290	2,638
Du Page & Cook Counties IL Community
Consolidated School District GO	5.000%	6/1/27	2,000	2,294
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/23	2,315	2,465
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/25	2,720	2,895
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/26	3,060	3,256
Grundy & Will Counties IL Community Unified
School District GO	5.875%	8/1/28	6,520	6,935
Illinois Development Finance Authority Revenue
(Evanston Northwestern Healthcare Corp.)
VRDO	0.610%	2/1/17	20,000	20,000
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/19 (Prere.)	4,715	5,096
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/19	1,500	1,615
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/20	2,000	2,138
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/21	6,535	6,969
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/22	5,285	5,634
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/23	1,000	1,163
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/24	1,200	1,411
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/28	3,885	4,419
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/29	5,000	5,655
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	5.000%	2/12/20	6,595	7,242
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/30	3,000	3,309
Illinois Finance Authority Revenue (Carle
Foundation)	5.625%	8/15/31	10,000	11,232
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/27	15,000	16,082

Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/28	1,290	1,402
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/32	7,575	7,962
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/34	5,000	5,237
Illinois Finance Authority Revenue (Central
DuPage Health)	5.000%	11/1/27	17,390	18,811
Illinois Finance Authority Revenue (Central
DuPage Health)	5.125%	11/1/29	15,000	16,259
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.500%	8/15/28	21,760	22,967
Illinois Finance Authority Revenue (Christian
Homes Inc.)	5.000%	5/15/26	1,000	1,083
Illinois Finance Authority Revenue (Christian
Homes Inc.)	5.000%	5/15/31	2,560	2,678
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/28	2,000	2,317
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/29	2,000	2,300
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/30	1,000	1,144
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/33	2,000	2,249
4 Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/35	5,000	5,341
4 Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/36	6,430	6,853
4 Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/37	6,500	6,906
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	4.000%	5/15/23	1,000	995
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	4.750%	5/15/33	8,675	8,582
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	5.000%	9/1/36	1,000	1,074
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/25	8,750	9,739
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/26	3,595	3,982
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/27	1,495	1,651
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/28	1,570	1,726
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/29	1,650	1,807
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/30	1,730	1,887
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/31	1,815	1,974
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/32	1,905	2,066
Illinois Finance Authority Revenue (Memorial
Health System)	5.250%	4/1/29	12,670	13,425
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/23	1,215	1,382

Illinois Finance Authority Revenue (Mercy
Health System)	4.000%	12/1/28	7,885	8,168
Illinois Finance Authority Revenue (Mercy
Health System)	4.000%	12/1/31	6,500	6,520
Illinois Finance Authority Revenue (Mercy
Health System)	4.000%	12/1/32	10,000	9,918
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/33	3,840	4,143
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/34	3,500	3,748
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.250%	7/1/18 (Prere.)	8,500	8,987
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/30	9,000	9,897
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/33	5,000	5,538
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/35	5,500	6,036
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/36	2,500	2,736
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	5/15/19 (Prere.)	10,000	11,287
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/22	2,000	2,272
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/23	3,750	4,240
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/23	1,000	1,152
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.500%	5/15/24	5,000	5,395
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/24	1,600	1,857
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/25	1,950	2,266
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/26	1,000	1,151
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/28	1,250	1,418
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/29	2,000	2,255
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/30	2,300	2,576
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.000%	5/15/31	2,150	2,150
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.375%	5/15/30	24,070	25,935
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/24	5,000	5,394
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/25	8,000	8,608
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/26	8,000	8,592
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/27	10,000	10,734
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/28	13,750	14,611

Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/32	10,000	10,376
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	4.000%	2/15/33	1,800	1,620
Illinois Finance Authority Revenue (Riverside
Health System)	4.000%	11/15/30	2,500	2,517
Illinois Finance Authority Revenue (Riverside
Health System)	4.000%	11/15/31	2,000	1,993
Illinois Finance Authority Revenue (Riverside
Health System)	4.000%	11/15/32	2,000	1,970
2 Illinois Finance Authority Revenue (Rush
University Medical Center)	6.375%	5/1/19 (Prere.)	7,000	7,793
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/25	2,870	3,335
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/26	4,000	4,596
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/27	4,000	4,551
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/28	4,000	4,510
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/25	1,000	1,134
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.500%	8/15/30	8,000	8,264
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/35	2,700	2,884
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.250%	3/1/30 (4)	7,000	7,535
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/19	11,605	12,659
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/20	3,185	3,556
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/20 (Prere.)	3,355	3,767
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/22	6,645	7,358
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/24	1,100	1,286
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/26	1,700	1,983
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/22	2,000	2,322
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/22	2,000	2,275
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/23	5,265	6,182
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/23	4,000	4,523
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/24	5,195	5,867
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/25	2,990	3,357
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/26	3,500	3,941
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/28	15,000	17,256

Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/28	4,400	4,926
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	12,250	14,020
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	4,250	4,742
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/30	5,250	5,828
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/31	15,000	17,007
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/31	5,300	5,876
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	15,000	16,953
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	1,050	1,163
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/35	28,975	32,453
Illinois GO	5.000%	3/1/17	1,550	1,555
Illinois GO	5.000%	7/1/17	2,440	2,474
Illinois GO	5.000%	8/1/17	8,760	8,907
Illinois GO	5.000%	11/1/19	8,200	8,594
Illinois GO	5.000%	1/1/20 (4)	8,635	9,203
Illinois GO	5.000%	8/1/20	2,000	2,107
Illinois GO	5.000%	1/1/21 (4)	21,470	22,691
Illinois GO	5.250%	1/1/21	7,525	7,986
Illinois GO	5.000%	8/1/21	25,000	26,316
Illinois GO	5.000%	1/1/22	2,740	2,825
Illinois GO	5.000%	2/1/22	6,000	6,305
Illinois GO	5.000%	2/1/22	5,000	5,255
Illinois GO	5.000%	7/1/22	7,000	7,366
Illinois GO	5.000%	8/1/22 (4)	11,720	12,752
Illinois GO	5.000%	11/1/22	10,000	10,529
Illinois GO	5.000%	2/1/23	7,000	7,343
Illinois GO	5.000%	2/1/23	5,000	5,245
Illinois GO	5.000%	7/1/23	6,000	6,293
Illinois GO	5.000%	8/1/23	17,000	17,830
Illinois GO	5.000%	11/1/23	13,200	13,839
Illinois GO	4.000%	1/1/24	4,860	4,788
Illinois GO	5.000%	2/1/24	6,270	6,557
Illinois GO	5.000%	6/1/24	7,000	7,318
Illinois GO	5.500%	7/1/24	19,000	20,288
Illinois GO	5.000%	8/1/24	25,335	26,210
Illinois GO	5.000%	1/1/25	17,000	17,744
Illinois GO	5.000%	2/1/25	3,250	3,392
Illinois GO	5.000%	2/1/25	3,775	3,922
Illinois GO	5.000%	1/1/26	2,115	2,197
Illinois GO	5.000%	2/1/26	11,125	11,472
Illinois GO	5.000%	2/1/26	20,000	20,769
Illinois GO	5.000%	4/1/26 (4)	16,175	17,242
Illinois GO	5.500%	7/1/26	7,000	7,384
Illinois GO	5.000%	2/1/27	28,500	29,461
Illinois GO	5.000%	4/1/27	3,840	3,936
Illinois GO	5.500%	7/1/27	8,000	8,394
Illinois GO	5.000%	1/1/28	5,000	5,130
Illinois GO	5.000%	2/1/28	10,305	10,595
Illinois GO	5.000%	4/1/28 (4)	4,515	4,756

Illinois GO	5.250%	7/1/28	7,500	7,738
Illinois GO	5.000%	1/1/29	19,200	19,587
Illinois GO	5.250%	2/1/29	8,750	9,021
Illinois GO	5.000%	3/1/29	23,000	23,277
Illinois GO	5.250%	2/1/30	13,000	13,327
Illinois GO	5.000%	11/1/30	5,000	5,062
Illinois GO	5.000%	1/1/31	11,000	11,057
Illinois GO	5.250%	2/1/31	9,000	9,195
Illinois GO	5.000%	3/1/31	7,985	8,027
Illinois GO	5.250%	7/1/31	6,000	6,121
Illinois GO	5.000%	9/1/31	6,500	6,531
Illinois GO	4.000%	6/1/33	20,880	17,999
Illinois GO	5.500%	7/1/33 (4)	3,300	3,568
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/22 (4)	5,000	6,050
Illinois Regional Transportation Authority
Revenue	6.000%	7/1/23 (14)	5,000	6,079
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	11,475	14,118
Illinois Sales Tax Revenue	5.000%	6/15/18	12,000	12,576
Illinois Sales Tax Revenue	5.375%	6/15/18	9,860	10,403
Illinois Sales Tax Revenue	5.000%	6/15/19 (Prere.)	1,345	1,462
Illinois Sales Tax Revenue	5.000%	6/15/19	6,000	6,456
Illinois Sales Tax Revenue	5.000%	6/15/20	3,880	4,188
Illinois Sales Tax Revenue	5.375%	6/15/20	9,635	10,745
Illinois Sales Tax Revenue	5.000%	6/15/21	15,000	16,767
Illinois Sales Tax Revenue	5.000%	6/15/22	22,720	25,718
Illinois Toll Highway Authority Revenue	5.000%	1/1/22	4,100	4,669
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	12,700	14,682
Illinois Toll Highway Authority Revenue	5.000%	1/1/27	1,250	1,420
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	1,250	1,413
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	2,500	2,733
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	3,500	3,941
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	3,745	4,196
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	8,000	8,926
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,100	6,822
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,410	1,580
Illinois Toll Highway Authority Revenue	5.000%	12/1/31	12,000	13,545
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	9,000	10,010
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	1,650	1,840
Illinois Toll Highway Authority Revenue	5.000%	12/1/32	7,000	7,867
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	9,000	9,979
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	11,100	12,315
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	2,500	2,779
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	11,700	12,930
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	3,850	4,264
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	2,000	2,228
Illinois Toll Highway Authority Revenue	5.000%	1/1/35	2,060	2,287
Kane McHenry Cook & DeKalb County IL Unit
School District GO	5.000%	1/1/21	1,715	1,909
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/19	5,000	4,817
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/20	5,000	4,685
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/22	5,690	5,010

McHenry & Kane Counties IL Community
Consolidated School District No. 158 GO	5.625%	1/15/31	3,500	3,954
McHenry & Kane Counties IL Community
Consolidated School District No. 158 GO	5.625%	1/15/32	4,000	4,506
McHenry County IL Conservation District GO	5.000%	2/1/22	3,000	3,425
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (14)	38,440	36,046
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	6,000	5,047
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	21,000	16,002
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	32,515	24,777
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	23,795	17,214
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/25 (14)	29,785	20,461
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	10,725	7,236
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	9,400	6,021
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	40,000	22,254
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/30 (4)	115	62
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	72,685	36,108
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/33 (14)	41,400	18,891
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/31 (14)	44,205	22,482
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/32 (14)	25,135	12,123
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/24	1,125	1,295
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/25	3,000	3,462
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/26	2,200	2,555
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/27	1,985	2,287
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/31	1,750	1,805
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/32	2,000	2,049
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/17	6,000	6,078
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/18	5,000	5,240
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	37,000	41,702
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	10,000	11,369

4 Southwestern Illinois Development Authority
Health Facilities Revenue (Hospital Sisters
Services Inc.)	5.000%	2/15/25	3,850	4,421
4 Southwestern Illinois Development Authority
Health Facilities Revenue (Hospital Sisters
Services Inc.)	5.000%	2/15/26	3,500	4,047
4 Southwestern Illinois Development Authority
Health Facilities Revenue (Hospital Sisters
Services Inc.)	5.000%	2/15/27	3,500	4,051
4 Southwestern Illinois Development Authority
Health Facilities Revenue (Hospital Sisters
Services Inc.)	5.000%	2/15/28	8,750	10,170
Southwestern Illinois Development Authority
Revenue (Local Government Program)	5.000%	4/15/30	10,000	10,835
Springfield IL Water Revenue	5.000%	3/1/29	2,525	2,829
Springfield IL Water Revenue	5.000%	3/1/30	2,000	2,226
Springfield IL Water Revenue	5.000%	3/1/31	2,785	3,095
Springfield IL Water Revenue	5.000%	3/1/32	3,035	3,373
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/21	3,430	3,758
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/22	6,015	6,544
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/29	2,075	2,306
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/30	2,000	2,213
University of Illinois Auxiliary Facilities System
Revenue	5.250%	4/1/30	5,000	5,451
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/31	2,420	2,659
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/33	2,000	2,181
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/34	2,000	2,174
University of Illinois COP	4.000%	8/15/19	10,000	10,563
University of Illinois COP	4.000%	10/1/19	5,115	5,414
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/23	1,715	1,945
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/24	7,950	8,905
Waubonsee IL Community College District No.
516 GO	5.000%	12/15/25	3,405	3,786
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/28	8,800	8,142
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/29	5,920	2,762
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/30	5,680	2,471
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/30	5,500	4,988
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/31	8,150	7,289
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/24	7,980	6,493
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/25	4,065	3,177

Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/26	3,645	2,712
Winnebago & Boone Counties IL Rockford
School District No. 205 GO	0.000%	2/1/27	2,000	1,425
				2,977,434
Indiana (1.2%)
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/31	5,000	5,791
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/32	8,105	9,344
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/33	9,110	10,455
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/34	9,630	10,976
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	1/15/36	13,470	15,119
Franklin IN Community Multi-School Building
Corp. Revenue	5.000%	7/15/23 (4)	2,480	2,854
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/21	145	163
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/18 (ETM)	4,085	4,314
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/18	5,000	5,314
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/20	4,370	4,641
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/23	3,570	3,787
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/24	10,855	11,560
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/25	13,895	14,792
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/26	14,425	15,349
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/27	8,615	9,160
Indiana Finance Authority Highway Revenue	5.000%	12/1/23	15,110	17,918
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/22	1,295	1,479
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/24	2,500	2,854
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/25	2,500	2,825
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/26	2,500	2,791
Indiana Finance Authority Hospital Revenue
(Community Health Network)	5.000%	5/1/27	2,500	2,776
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/17	1,520	1,571

Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/18	1,125	1,203
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/24	1,400	1,665
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/26	1,030	1,193
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/27	1,000	1,152
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/28	2,600	2,979
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/30	1,000	1,134
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/33	3,000	3,385
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/34	18,515	20,791
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/35	19,220	21,509
Indiana Finance Authority Hospital Revenue
(Parkview Health System)	5.000%	5/1/29	3,000	3,289
Indiana Finance Authority Lease Revenue	5.000%	11/1/17	7,500	7,720
Indiana Finance Authority Revenue	5.000%	2/1/23	11,000	12,952
Indiana Finance Authority Revenue	5.000%	2/1/24	10,000	11,930
Indiana Finance Authority Revenue	5.000%	2/1/26	2,045	2,483
Indiana Finance Authority Revenue	5.000%	8/1/26	2,100	2,565
Indiana Finance Authority Revenue	5.000%	2/1/27	4,140	5,032
Indiana Finance Authority Revenue	5.000%	2/1/27	7,815	9,499
Indiana Finance Authority Revenue	5.000%	8/1/27	1,705	2,067
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/21	1,225	1,362
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/22	1,000	1,126
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/24	2,000	2,231
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/25	1,000	1,106
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	9/1/29	1,800	2,006
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/30	3,250	3,490
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	9/1/30	1,250	1,387
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	9/1/31	1,650	1,822
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	9/1/36	2,000	2,166
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/27	3,000	3,574

Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/29	5,000	5,865
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/30	6,000	7,005
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/31	10,130	11,779
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/32	9,150	10,287
Indiana Finance Authority Revenue (Trinity
Health)	5.000%	12/1/28	6,295	6,982
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/24	1,000	1,159
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/27	1,000	1,158
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/28	2,180	2,511
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/29	2,295	2,630
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/29	5,000	5,619
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/30	5,490	6,157
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/31	3,325	3,722
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.250%	10/1/31	10,000	11,280
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17 (Prere.)	45	45
Indiana Health Facility Financing Authority
Revenue (Parkview Health System Obligated
Group)	1.050%	5/1/31 (2)	3,200	2,972
Indiana Municipal Power Agency Revenue	5.625%	1/1/19 (Prere.)	4,640	5,032
Indiana Municipal Power Agency Revenue	5.750%	1/1/19 (Prere.)	2,000	2,173
Indiana Municipal Power Agency Revenue	5.000%	1/1/33	7,245	8,197
Indiana Municipal Power Agency Revenue	5.000%	1/1/34	19,000	21,383
Indiana Municipal Power Agency Revenue	5.000%	1/1/35	20,000	22,405
Indiana Municipal Power Agency Revenue	5.000%	1/1/36	12,500	13,940
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	2,515	2,740
Indiana University Student Fee Revenue	5.000%	8/1/21 (Prere.)	1,000	1,148
Indiana University Student Fee Revenue	5.000%	8/1/21 (Prere.)	1,000	1,148
Indiana University Student Fee Revenue	5.000%	8/1/21 (Prere.)	1,560	1,791
Indiana University Student Fee Revenue	5.000%	8/1/21	4,500	5,162
Indiana University Student Fee Revenue	5.000%	8/1/22	6,370	7,440
Indiana University Student Fee Revenue	5.000%	8/1/23	3,510	4,129
Indiana University Student Fee Revenue	5.000%	8/1/24	2,175	2,542
Indiana University Student Fee Revenue	5.000%	8/1/25	2,040	2,378
Indianapolis IN Gas Utility Revenue	5.000%	8/15/21 (4)	3,530	3,929
Indianapolis IN Gas Utility Revenue	5.000%	8/15/22 (4)	15,655	17,360
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/18 (Prere.)	1,985	2,102
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/18 (Prere.)	1,425	1,509
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/18 (Prere.)	1,895	2,007

Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/18 (Prere.)	2,085	2,208
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/19	3,000	3,205
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/20	1,545	1,693
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	2/1/20	5,000	5,337
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/21	8,590	9,497
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/22	7,000	7,705
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/23 (4)	4,285	4,704
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/25 (4)	3,535	3,869
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.500%	2/1/28	4,065	4,602
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.500%	2/1/29	4,370	4,946
Indianapolis Local Public Improvement Bond
Bank	5.500%	1/1/19 (Prere.)	1,955	2,115
Indianapolis Local Public Improvement Bond
Bank	5.500%	1/1/29	8,045	8,681
Lake Central IN Multi-District School Building
Corp. Revenue	5.000%	7/15/25	4,330	4,966
Lake Central IN Multi-District School Building
Corp. Revenue	5.000%	7/15/26	4,835	5,511
Purdue University Indiana University COP	5.000%	7/1/20	2,000	2,229
Purdue University Indiana University COP	5.000%	7/1/25	4,815	5,772
Purdue University Indiana University COP	5.000%	7/1/30	5,995	7,047
Purdue University Indiana University COP	5.000%	7/1/31	5,980	6,992
Purdue University Indiana University COP	5.000%	7/1/34	3,485	4,019
Purdue University Indiana University COP	5.000%	7/1/36	1,655	1,897
Purdue University Indiana University Student
Facilities System Revenue	4.000%	7/1/19	1,110	1,183
Purdue University Indiana University Student
Facilities System Revenue	4.000%	7/1/20	2,170	2,356
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/32	1,850	2,171
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/33	2,505	2,927
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/34	1,590	1,849
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/36	1,255	1,450
				605,268
Iowa (0.3%)
Ames IA Hospital Revenue (Mary Greeley
Medical Center)	5.500%	6/15/20 (Prere.)	2,000	2,263
Ames IA Hospital Revenue (Mary Greeley
Medical Center)	5.625%	6/15/20 (Prere.)	2,000	2,272
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.250%	8/15/19 (Prere.)	5,500	6,046

Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.250%	2/15/29 (12)	13,500	14,363
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	3,435	3,449
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	58,100	58,391
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	500	499
3 Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27	2,955	2,987
Iowa Finance Authority Revenue	5.000%	8/1/20	3,000	3,365
Iowa Special Obligation Revenue	5.000%	6/1/24	4,000	4,757
Iowa Special Obligation Revenue	5.000%	6/1/25	4,640	5,563
Iowa Special Obligation Revenue	5.000%	6/15/25	4,690	5,625
Iowa Special Obligation Revenue	5.000%	6/1/27	5,450	6,520
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/27	5,985	6,585
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/28	6,280	6,905
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/20 (Prere.)	2,100	2,347
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/20 (Prere.)	4,000	4,471
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/20 (Prere.)	1,150	1,285
Iowa Student Loan Liquidity Corp. Revenue	5.250%	12/1/17	5,655	5,825
				143,518
Kansas (0.7%)
Cowley County KS Unified School District GO	4.750%	9/1/18 (Prere.)	380	400
Cowley County KS Unified School District GO	4.750%	9/1/18 (Prere.)	3,500	3,689
Cowley County KS Unified School District GO	4.750%	9/1/26 (4)	3,300	3,478
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/26	600	650
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/27	500	538
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/28	500	536
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/29	500	531
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/30	500	528
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/31	650	685
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/23	1,000	1,178
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/24	1,450	1,727
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/24	1,000	1,191
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/24	1,500	1,786
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/25	1,650	1,981
Johnson County KS Unified School District No.
233 GO	5.000%	9/1/25	2,250	2,701
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/29	1,000	1,077

Kansas Department of Transportation Highway
Revenue	5.000%	9/1/20	5,000	5,627
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/20	24,000	27,029
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/21	10,000	11,512
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/22	7,425	8,706
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	10,000	11,925
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	13,300	15,792
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/27	14,000	16,545
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/28	11,400	13,418
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/29	15,525	18,179
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.375%	3/1/30	1,000	1,077
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/31	1,000	1,063
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/34	2,000	2,118
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/17 (Prere.)	1,500	1,548
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/17 (Prere.)	6,000	6,191
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/17 (Prere.)	2,800	2,889
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.500%	11/15/29	10,435	11,450
3 Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	0.780%	2/7/17	8,000	8,000
Kansas Development Finance Authority
Revenue	5.000%	5/1/20	11,400	12,652
Kansas Development Finance Authority
Revenue	5.000%	5/1/23	10,000	11,568
Kansas Development Finance Authority
Revenue	5.000%	5/1/25	10,000	11,648
Kansas Development Finance Authority
Revenue	5.000%	5/1/26	13,290	15,356
Kansas Development Finance Authority
Revenue	5.000%	5/1/27	23,500	27,041
Kansas Development Finance Authority
Revenue	5.000%	5/1/28	7,000	8,027
Kansas Development Finance Authority
Revenue	5.000%	4/1/29	7,025	7,897

Kansas Development Finance Authority
Revenue	5.000%	4/1/32	13,000	14,430
Kansas Development Finance Authority
Revenue	5.000%	4/1/33	15,045	16,647
Kansas Development Finance Authority
Revenue	5.000%	4/1/34	5,795	6,391
Kansas Development Finance Authority
Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/19	6,730	7,222
Kansas Development Finance Authority
Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/20	7,070	7,746
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.250%	1/1/20 (Prere.)	6,510	7,228
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.250%	1/1/25	990	1,081
Lawrence KS Water & Sewage System
Revenue	5.000%	11/1/28	3,575	4,203
Leavenworth County KS Unified School District
GO	4.500%	3/1/18 (12)	1,030	1,069
Leavenworth County KS Unified School District
GO	4.500%	3/1/19 (12)	1,000	1,067
Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	600	649
Leavenworth County KS Unified School District
GO	4.750%	9/1/19 (Prere.)	1,165	1,267
Leavenworth County KS Unified School District
GO	4.750%	9/1/19 (Prere.)	1,265	1,376
Leavenworth County KS Unified School District
GO	5.000%	9/1/19 (Prere.)	1,060	1,159
Leavenworth County KS Unified School District
GO	5.000%	9/1/19 (Prere.)	1,360	1,488
Leavenworth County KS Unified School District
GO	4.500%	3/1/20 (12)	1,115	1,196
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/22	750	863
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	1,500	1,744
				356,760
Kentucky (0.6%)
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/25	720	802
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/26	570	635
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/27	615	675
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/28	630	688
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.250%	9/1/18 (14)	5,000	5,308
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/21	14,000	15,549
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	7,000	7,704

Kentucky Bond Development Corp. Hospital
Facilities Revenue (St. Elizabeth Medical
Center, Inc.)	4.000%	5/1/32	1,750	1,799
Kentucky Bond Development Corp. Hospital
Facilities Revenue (St. Elizabeth Medical
Center, Inc.)	4.000%	5/1/35	1,425	1,445
Kentucky Bond Development Corp. Hospital
Facilities Revenue (St. Elizabeth Medical
Center, Inc.)	4.000%	5/1/36	1,200	1,213
Kentucky Economic Development Finance
Authority Health System Revenue (Norton
Healthcare Inc. & Affiliates)	0.000%	10/1/25 (14)	12,000	8,874
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/18	1,840	1,892
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/19	1,475	1,552
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/20	2,985	3,187
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/21	2,000	2,122
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/30	7,000	7,260
1 Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
PUT	1.425%	2/1/20	40,000	39,208
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/25 (14)	4,500	5,163
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/27 (14)	4,425	5,035
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/28 (14)	3,500	3,953
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/29 (14)	4,000	4,489
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/30 (14)	2,370	2,648
Kentucky Property & Building Commission
Revenue	5.000%	8/1/17	1,600	1,633
Kentucky Property & Building Commission
Revenue	5.000%	10/1/17	1,170	1,202
Kentucky Property & Building Commission
Revenue	5.000%	11/1/17	8,570	8,829
Kentucky Property & Building Commission
Revenue	5.000%	11/1/18 (Prere.)	5,000	5,338
Kentucky Property & Building Commission
Revenue	5.000%	11/1/18 (Prere.)	5,120	5,466
Kentucky Property & Building Commission
Revenue	5.250%	2/1/19 (Prere.)	5,510	5,950
Kentucky Property & Building Commission
Revenue	5.250%	2/1/19 (Prere.)	4,425	4,778
Kentucky Property & Building Commission
Revenue	5.500%	8/1/19 (2)	6,870	7,525

Kentucky Property & Building Commission
Revenue	5.000%	10/1/19 (2)	5,000	5,438
Kentucky Property & Building Commission
Revenue	5.500%	8/1/20 (2)	4,320	4,856
Kentucky Property & Building Commission
Revenue	5.000%	11/1/20	4,500	4,780
Kentucky Property & Building Commission
Revenue	5.000%	8/1/21	35,000	38,680
Kentucky Property & Building Commission
Revenue	5.250%	2/1/23 (12)	705	756
Kentucky Property & Building Commission
Revenue	5.250%	2/1/25 (12)	570	611
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/20	1,700	1,525
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/23	1,720	1,345
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/18 (Prere.)	7,065	7,453
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/18 (Prere.)	7,000	7,385
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/22	1,000	1,149
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/24	1,450	1,700
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/29	3,905	4,465
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/31	5,210	5,918
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/25	1,250	1,444
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/26	5,370	6,212
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.000%	10/1/27	2,000	2,290
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/25	8,900	9,729
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/30	14,775	15,756
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/31	9,000	9,561
Paducah KY Electric Plant Board Revenue	5.000%	10/1/25 (4)	1,665	1,924
Paducah KY Electric Plant Board Revenue	5.000%	10/1/26 (4)	1,110	1,289

Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/20	1,180	1,296
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/28	4,000	4,429
				301,913
Louisiana (1.0%)
Bossier City LA Utilities Revenue	5.000%	10/1/29	1,000	1,152
Bossier City LA Utilities Revenue	5.000%	10/1/31	1,000	1,141
Bossier City LA Utilities Revenue	5.000%	10/1/32	1,000	1,137
Bossier City LA Utilities Revenue	5.000%	10/1/33	3,000	3,397
East Baton Rouge Parish LA Industrial
Development Board Revenue (ExxonMobil
Project) VRDO	0.570%	2/1/17	52,600	52,600
East Baton Rouge Parish LA Industrial
Development Board Revenue (ExxonMobil
Project) VRDO	0.570%	2/1/17	18,800	18,800
East Baton Rouge Parish LA Pollution Control
Revenue (Exxon Project) VRDO	0.570%	2/1/17	16,650	16,650
East Baton Rouge Parish LA Sales Tax
Revenue	5.000%	8/1/19 (Prere.)	5,165	5,636
Ernest N. Morial - New Orleans LA Exhibition
Hall Authority Special Tax Revenue	5.000%	7/15/27	2,800	3,146
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/17	1,000	1,007
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	1,000	1,043
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/19	1,030	1,106
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/19 (Prere.)	1,000	1,081
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/19 (Prere.)	1,000	1,081
Lafayette LA Communications System Revenue	5.000%	11/1/23 (4)	2,000	2,302
Lafayette LA Communications System Revenue	5.000%	11/1/24 (4)	5,310	6,161
Lafayette LA Communications System Revenue	5.000%	11/1/25 (4)	1,500	1,734
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31	20,665	23,541
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/32	10,000	11,350
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/33	5,905	6,677
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/34	4,000	4,506
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	7,095	7,969
1 Louisiana Gasoline & Fuel Tax Revenue PUT	1.010%	5/1/17	10,000	9,994
1 Louisiana Gasoline & Fuel Tax Revenue PUT	1.090%	5/1/18	34,500	34,281
Louisiana GO	5.000%	8/1/25	2,375	2,793
Louisiana GO	5.000%	12/1/26	7,870	9,168
Louisiana GO	5.000%	5/1/29	14,815	16,954
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/29	1,525	1,721
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/31	3,140	3,511

Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/33	3,500	3,885
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/34	2,550	2,821
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/22	2,790	3,083
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/24	11,000	12,087
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/25	2,000	2,193
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/26 (4)	1,700	1,922
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/28 (4)	1,875	2,103
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Plaquemines Project)	5.000%	9/1/31 (4)	1,420	1,578
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.625%	10/1/30	15,905	17,521
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/19	4,495	4,845
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/31	7,055	7,864
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/32	8,440	9,369
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/21 (Prere.)	4,000	4,654
Louisiana Public Facilities Authority Revenue
(Nineteenth Judicial District Court Building
Project)	5.000%	6/1/36 (4)	2,200	2,393
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/17 (ETM)	415	420
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/17	1,105	1,118
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.250%	5/15/17 (Prere.)	4,170	4,223
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/23	400	457
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/24	510	588
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/25	850	982
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/27	1,000	1,135

Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.250%	5/15/27	10,995	11,092
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/24	2,125	2,407
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/25	5,445	6,120
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/26	5,000	5,587
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/27	3,770	4,209
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/28	3,650	4,053
Louisiana State University Revenue	5.000%	7/1/29	3,180	3,566
Louisiana State University Revenue	5.000%	7/1/30	1,000	1,116
Louisiana State University Revenue	5.000%	7/1/32	2,765	3,065
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,200	2,275
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,440	2,524
New Orleans LA GO	5.125%	12/1/17 (Prere.)	10,000	10,352
New Orleans LA GO	5.000%	12/1/23	2,250	2,563
New Orleans LA GO	5.000%	12/1/24	2,500	2,843
New Orleans LA GO	5.000%	12/1/25	2,500	2,835
New Orleans LA GO	5.000%	12/1/26 (4)	3,770	4,264
New Orleans LA GO	5.000%	12/1/27 (4)	2,260	2,550
New Orleans LA GO	5.000%	12/1/28 (4)	2,310	2,598
New Orleans LA Sewage Service Revenue	5.000%	6/1/26	500	570
New Orleans LA Sewage Service Revenue	5.000%	6/1/29	1,100	1,230
New Orleans LA Sewage Service Revenue	5.000%	6/1/34	1,385	1,514
New Orleans LA Sewage Service Revenue	5.000%	6/1/35	950	1,036
New Orleans LA Water Revenue	5.000%	12/1/23	1,000	1,149
New Orleans LA Water Revenue	5.000%	12/1/23	655	753
New Orleans LA Water Revenue	5.000%	12/1/24	550	635
New Orleans LA Water Revenue	5.000%	12/1/24	1,000	1,155
New Orleans LA Water Revenue	5.000%	12/1/25	500	578
New Orleans LA Water Revenue	5.000%	12/1/26	1,000	1,148
New Orleans LA Water Revenue	5.000%	12/1/27	865	986
New Orleans LA Water Revenue	5.000%	12/1/28	1,200	1,356
New Orleans LA Water Revenue	5.000%	12/1/28	550	622
New Orleans LA Water Revenue	5.000%	12/1/29	1,000	1,123
New Orleans LA Water Revenue	5.000%	12/1/29	650	731
New Orleans LA Water Revenue	5.000%	12/1/30	500	560
New Orleans LA Water Revenue	5.000%	12/1/31	1,430	1,594
New Orleans LA Water Revenue	5.000%	12/1/32	1,345	1,493
New Orleans LA Water Revenue	5.000%	12/1/33	760	840
New Orleans LA Water Revenue	5.000%	12/1/34	2,600	2,873
New Orleans LA Water Revenue	5.000%	12/1/34	1,430	1,575
New Orleans LA Water Revenue	5.000%	12/1/35	700	768
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	23,265	24,336
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/31	10,000	10,724
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/32	12,365	13,388
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.250%	5/15/33	5,000	5,389
				489,025
Maine (0.0%)
Maine GO	5.000%	6/1/19	5,000	5,443

Maine Municipal Bond Bank Revenue	5.000%	11/1/25	2,000	2,374
Maine Municipal Bond Bank Revenue	5.000%	11/1/26	2,000	2,368
Maine Municipal Bond Bank Revenue	5.000%	11/1/27	2,215	2,606
Portland ME Airport Revenue	5.000%	1/1/21 (4)	1,000	1,085
Portland ME Airport Revenue	5.000%	1/1/22 (4)	1,000	1,079
Portland ME Airport Revenue	5.000%	1/1/23 (4)	1,000	1,084
Portland ME Airport Revenue	5.000%	1/1/24 (4)	1,610	1,737
Portland ME Airport Revenue	5.000%	1/1/25 (4)	1,000	1,075
Portland ME Airport Revenue	5.000%	1/1/26 (4)	1,720	1,842
Portland ME Airport Revenue	5.000%	1/1/28 (4)	1,200	1,279
Portland ME Airport Revenue	5.000%	1/1/29 (4)	1,265	1,345
				23,317
Maryland (3.4%)
Anne Arundel County MD GO	5.000%	4/1/19	1,885	2,039
Anne Arundel County MD GO	5.000%	4/1/19	1,030	1,114
Anne Arundel County MD GO	5.000%	10/1/19	3,110	3,415
Anne Arundel County MD GO	5.000%	10/1/19	8,240	9,048
Anne Arundel County MD GO	5.000%	10/1/19	4,830	5,304
Anne Arundel County MD GO	5.000%	4/1/20	1,855	2,066
Anne Arundel County MD GO	5.000%	4/1/20	830	925
Anne Arundel County MD GO	5.000%	4/1/20	2,255	2,512
Anne Arundel County MD GO	5.000%	10/1/20	3,110	3,510
Anne Arundel County MD GO	5.000%	10/1/20	4,735	5,344
Anne Arundel County MD GO	5.000%	4/1/21	6,395	7,296
Anne Arundel County MD GO	5.000%	4/1/21	1,880	2,145
Anne Arundel County MD GO	5.000%	4/1/21	1,135	1,295
Anne Arundel County MD GO	5.000%	4/1/21	2,590	2,955
Anne Arundel County MD GO	5.000%	10/1/21	1,455	1,678
Anne Arundel County MD GO	5.000%	10/1/21	3,110	3,587
Anne Arundel County MD GO	5.000%	10/1/21	6,185	7,133
Anne Arundel County MD GO	5.000%	10/1/21	4,715	5,438
Anne Arundel County MD GO	5.000%	10/1/24	1,455	1,756
Anne Arundel County MD GO	5.000%	10/1/24	3,110	3,754
Anne Arundel County MD GO	5.000%	10/1/24	2,445	2,951
Anne Arundel County MD GO	5.000%	10/1/24	3,850	4,647
Anne Arundel County MD GO	5.000%	10/1/25	4,605	5,619
Anne Arundel County MD GO	5.000%	10/1/25	3,110	3,795
Anne Arundel County MD GO	5.000%	10/1/25	1,455	1,775
Anne Arundel County MD GO	5.000%	10/1/25	2,400	2,929
Anne Arundel County MD GO	5.000%	10/1/26	4,160	5,020
Anne Arundel County MD GO	5.000%	10/1/26	3,110	3,753
Anne Arundel County MD GO	5.000%	10/1/26	1,455	1,756
Anne Arundel County MD GO	5.000%	10/1/27	3,110	3,733
Baltimore County MD GO	5.000%	8/1/19	3,000	3,281
Baltimore County MD GO	5.000%	2/1/20	1,000	1,109
Baltimore County MD GO	5.000%	8/1/21	2,600	2,984
Baltimore County MD GO	5.000%	8/1/21	5,000	5,739
Baltimore County MD GO	5.000%	8/1/21	6,705	7,696
Baltimore County MD GO	5.000%	2/1/22	3,000	3,474
Baltimore MD Consolidated Public Improvement
GO	5.000%	8/1/20	4,050	4,552
Baltimore MD Consolidated Public Improvement
GO	5.000%	8/1/21	5,800	6,657
Baltimore MD Project Revenue	5.000%	7/1/26	1,585	1,783
Baltimore MD Project Revenue	5.000%	7/1/26	1,250	1,406
Baltimore MD Project Revenue	5.000%	7/1/27	1,745	1,959
Baltimore MD Project Revenue	5.000%	7/1/28	1,905	2,139

Baltimore MD Project Revenue	5.000%	7/1/28	1,570	1,763
Baltimore MD Project Revenue	5.000%	7/1/29	2,075	2,329
Baltimore MD Project Revenue	5.000%	7/1/30	3,255	3,620
Baltimore MD Project Revenue	5.000%	7/1/30	1,905	2,119
Baltimore MD Project Revenue	5.000%	7/1/31	2,000	2,224
Calvert County MD GO	5.000%	7/1/23	3,300	3,925
Howard County MD GO	5.000%	8/15/20	14,125	15,891
Howard County MD GO	5.000%	8/15/21	14,440	16,595
Howard County MD GO	5.000%	2/15/22	13,605	15,790
Howard County MD GO	5.000%	8/15/24	4,500	5,153
Maryland Department of Transportation
Revenue	5.000%	2/15/19	34,000	36,659
Maryland Department of Transportation
Revenue	5.000%	6/1/19	8,155	8,874
Maryland Department of Transportation
Revenue	5.000%	11/1/19	19,000	20,934
Maryland Department of Transportation
Revenue	5.000%	2/15/20	41,400	45,953
Maryland Department of Transportation
Revenue	5.000%	6/1/20	8,850	9,903
Maryland Department of Transportation
Revenue	4.000%	9/1/20	18,480	20,169
Maryland Department of Transportation
Revenue	5.000%	11/1/20	11,585	13,101
Maryland Department of Transportation
Revenue	5.000%	2/15/21	46,790	53,224
Maryland Department of Transportation
Revenue	5.000%	11/1/21	12,000	13,862
Maryland Department of Transportation
Revenue	5.000%	11/1/23	25,000	29,837
Maryland Department of Transportation
Revenue	4.000%	12/15/28	17,390	18,996
Maryland Department of Transportation
Revenue	4.000%	12/15/29	27,000	29,316
Maryland Economic Development Corp.
Pollution Control Revenue (Potomac Electric
Power Co.)	6.200%	9/1/22	6,000	6,570
Maryland Economic Development Corp.
Revenue (Constellation Energy Group, Inc.
Project) PUT	2.550%	6/1/20	5,150	5,108
Maryland GO	5.000%	3/1/17	3,440	3,452
Maryland GO	4.500%	8/1/18	35,465	37,316
Maryland GO	5.000%	8/1/18	3,000	3,179
Maryland GO	5.000%	8/1/18	2,175	2,305
Maryland GO	5.000%	3/1/19	5,000	5,399
Maryland GO	5.000%	3/1/19	10,395	11,224
Maryland GO	5.000%	8/1/19	5,100	5,578
Maryland GO	5.000%	8/1/19	5,000	5,469
Maryland GO	5.000%	8/1/19	5,015	5,485
Maryland GO	5.000%	3/1/20	14,640	16,270
Maryland GO	5.000%	3/15/20	16,615	18,485
Maryland GO	4.500%	8/1/20	13,550	14,993
Maryland GO	5.000%	8/1/20	5,145	5,782
Maryland GO	5.000%	8/1/20	15,000	16,858
Maryland GO	5.250%	8/1/20	4,000	4,530
Maryland GO	5.000%	3/1/21	31,755	36,160
Maryland GO	5.000%	3/1/21	13,965	15,902

Maryland GO	5.000%	3/1/21	7,580	8,631
Maryland GO	4.000%	8/1/21	43,490	48,037
Maryland GO	5.000%	8/1/21	16,350	18,790
Maryland GO	5.000%	8/1/21	2,230	2,563
Maryland GO	5.000%	3/1/22 (Prere.)	7,150	8,279
Maryland GO	5.000%	3/1/22	32,550	37,815
Maryland GO	5.000%	8/1/22	71,720	84,039
Maryland GO	5.000%	8/1/22	4,500	5,273
Maryland GO	5.000%	8/1/22	29,215	34,233
Maryland GO	5.000%	3/1/23	37,360	43,288
Maryland GO	4.000%	8/1/23	37,875	42,728
Maryland GO	5.000%	8/1/23	14,805	17,633
Maryland GO	5.000%	8/1/23	71,995	85,748
Maryland GO	5.000%	8/1/24	3,000	3,620
Maryland GO	4.000%	8/1/26	28,000	31,043
Maryland GO	4.000%	6/1/29	68,270	74,541
Maryland GO	4.000%	6/1/30	73,035	79,147
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.500%	1/1/28	5,685	6,482
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.500%	1/1/29	2,000	2,268
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.500%	1/1/30	2,180	2,455
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.500%	1/1/36	12,530	13,850
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/21	800	912
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/23	900	1,035
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.067%	5/15/18	10,000	10,006
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/29	1,000	1,093
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/31	5,580	6,210
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/32	6,630	7,333
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/33	5,000	5,499
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/34	2,600	2,823
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/18	2,500	2,632
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/19	1,700	1,791

Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.500%	7/1/20	1,500	1,557
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/21	2,000	2,100
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.750%	7/1/23	900	930
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.500%	7/1/24 (2)	3,800	3,988
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/28 (2)	9,000	9,419
Maryland Transportation Authority GAN	5.250%	3/1/20	8,085	8,710
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/23	12,970	15,277
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/24	12,000	14,317
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/25	14,000	16,553
Montgomery County MD GO	5.000%	7/1/17	3,460	3,521
Montgomery County MD GO	5.000%	7/1/19	8,790	9,590
Montgomery County MD GO	5.000%	11/1/20	11,370	12,858
Montgomery County MD GO	5.000%	7/1/21	2,500	2,866
Montgomery County MD GO	5.000%	7/1/21	2,380	2,728
Montgomery County MD GO	5.000%	11/1/22	39,265	46,188
Montgomery County MD GO	5.000%	11/1/23	18,000	21,483
Montgomery County MD GO	5.000%	11/1/26	8,300	9,936
Montgomery County MD GO	4.000%	12/1/30	14,000	15,166
Prince Georges County MD GO	5.000%	8/1/21	13,745	15,796
Prince Georges County MD GO	5.000%	9/15/21	4,975	5,732
Prince Georges County MD GO	5.000%	9/1/23	10,865	12,957
Prince Georges County MD GO	4.000%	9/1/26	2,000	2,226
University of Maryland Auxiliary Facility & Tuition
Revenue	5.000%	4/1/19	4,995	5,405
4 University of Maryland Auxiliary Facility & Tuition
Revenue	4.000%	4/1/29	6,100	6,711
4 University of Maryland Auxiliary Facility & Tuition
Revenue	4.000%	4/1/30	6,345	6,907
4 University of Maryland Auxiliary Facility & Tuition
Revenue	4.000%	4/1/31	6,600	7,137
4 University of Maryland Auxiliary Facility & Tuition
Revenue	5.000%	4/1/32	6,840	8,152
Washington MD Suburban Sanitary Commission
GO	5.000%	6/1/20	4,415	4,940
Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/31	8,185	8,748
Washington MD Suburban Sanitary Commission
GO	4.000%	6/1/32	8,515	9,043
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	4.875%	7/1/23	2,365	2,366
				1,724,477

Massachusetts (3.0%)
Boston MA GO	5.000%	4/1/20	6,000	6,683
Boston MA GO	5.000%	2/1/23	4,760	5,485
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/19	15,000	16,384
3 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.760%	2/7/17	40,776	40,775
Massachusetts College Building Authority
Revenue	5.125%	5/1/19 (Prere.)	1,420	1,544
2 Massachusetts College Building Authority
Revenue	5.250%	5/1/19 (Prere.)	2,250	2,453
Massachusetts College Building Authority
Revenue	5.000%	5/1/28	1,290	1,421
Massachusetts College Building Authority
Revenue	5.000%	5/1/29	2,905	3,297
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	4,820	5,447
Massachusetts College Building Authority
Revenue	5.000%	5/1/31	6,040	6,797
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	2,610	2,878
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	14,750	16,138
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	13,625	14,879
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/29	3,110	3,428
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/31	1,200	1,328
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/20	1,205	1,336
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/21	1,760	1,984
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/22	2,125	2,378
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/23	2,235	2,483
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/24	1,500	1,656
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/25	1,600	1,756
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/26	1,100	1,202
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/27	1,165	1,271
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/29	9,500	10,561
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/24	1,000	1,133
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/25	1,000	1,133
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/26	1,000	1,131
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/32	3,760	4,034
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/34	3,490	3,711

Massachusetts Development Finance Agency
Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/35	5,240	5,824
Massachusetts Development Finance Agency
Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/36	2,000	2,216
Massachusetts Development Finance Agency
Revenue (Draper Laboratory)	5.750%	9/1/18 (Prere.)	6,765	7,255
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	15,000	15,987
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/19	4,000	4,369
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.000%	7/15/20	2,500	2,722
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/20	6,500	7,297
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/21	3,000	3,444
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/34	10,800	12,713
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/23	1,230	1,313
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/24	1,310	1,398
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/25	2,770	2,960
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/32	17,575	18,256
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/23	835	944
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/24	700	796
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/25	800	908
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	10,000	11,644
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,690	2,949
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	3,500	3,803
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/20	10,205	11,063
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/24	20,000	23,933
Massachusetts Federal Highway Revenue	5.000%	6/15/22	10,000	11,674
Massachusetts GO	5.000%	6/1/17	1,200	1,217
Massachusetts GO	5.500%	11/1/17 (4)	7,000	7,246
Massachusetts GO	5.500%	8/1/18 (14)	5,000	5,336
Massachusetts GO	5.500%	10/1/18	9,500	10,201
Massachusetts GO	5.000%	7/1/19	3,645	3,974
Massachusetts GO	5.000%	5/1/20	8,355	9,309
Massachusetts GO	5.000%	7/1/20	3,920	4,386
Massachusetts GO	5.500%	10/1/20 (14)	11,065	12,651
Massachusetts GO	5.000%	4/1/21 (Prere.)	18,000	20,527
Massachusetts GO	5.000%	4/1/21 (Prere.)	26,675	30,420

Massachusetts GO	5.000%	7/1/21	10,170	11,620
Massachusetts GO	5.000%	8/1/21 (Prere.)	20,000	22,994
Massachusetts GO	5.250%	8/1/21	20,870	24,107
Massachusetts GO	5.250%	8/1/21 (2)	4,445	5,134
Massachusetts GO	5.000%	8/1/22	14,000	16,323
Massachusetts GO	5.000%	12/1/23	23,000	27,386
Massachusetts GO	5.000%	7/1/24	9,575	11,444
Massachusetts GO	5.000%	7/1/24	3,705	4,428
Massachusetts GO	5.000%	8/1/24	65,150	77,973
Massachusetts GO	5.000%	12/1/24	3,000	3,610
Massachusetts GO	5.000%	7/1/25	5,710	6,905
Massachusetts GO	1.144%	11/1/25	22,000	20,953
Massachusetts GO	5.000%	12/1/25	20,000	24,322
Massachusetts GO	5.000%	4/1/26	42,115	51,125
Massachusetts GO	5.000%	7/1/27	41,660	50,312
Massachusetts GO	5.000%	7/1/28	21,000	25,127
Massachusetts GO	5.000%	12/1/28	4,155	4,993
Massachusetts GO	5.000%	7/1/29	5,000	5,941
Massachusetts GO	5.000%	7/1/29	10,425	12,254
Massachusetts GO	5.000%	7/1/30	12,000	14,026
Massachusetts GO	4.000%	11/1/30	45,000	47,799
Massachusetts GO	0.855%	12/1/30 (14)	17,550	16,058
Massachusetts GO	0.855%	12/1/30 (14)	6,050	5,536
Massachusetts GO	0.870%	12/1/30 (14)	625	572
Massachusetts GO	0.885%	12/1/30 (14)	8,375	7,663
Massachusetts GO	5.000%	9/1/31	5,770	6,617
Massachusetts GO	5.000%	12/1/36	6,500	7,510
1 Massachusetts GO PUT	0.960%	8/1/17	46,500	46,500
Massachusetts Health & Educational Facilities
Authority Revenue (Boston College)	5.500%	6/1/30	5,000	6,266
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/18 (Prere.)	1,890	1,994
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/18 (Prere.)	15,450	16,297
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.375%	7/1/18 (Prere.)	3,500	3,713
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.375%	7/1/18 (Prere.)	3,380	3,586
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.375%	7/1/18 (Prere.)	5,500	5,834
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	1,685	1,941
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/20	3,740	4,169
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/25	1,460	1,542
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/26	2,000	2,111
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/28	1,155	1,216
Massachusetts Health & Educational Facilities
Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,491
Massachusetts Port Authority Revenue	5.000%	7/1/29	8,345	9,514
Massachusetts Port Authority Revenue	5.000%	7/1/31	3,000	3,454
Massachusetts Port Authority Revenue	5.000%	7/1/32	3,500	4,015
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,005	4,577
Massachusetts Port Authority Revenue	5.000%	7/1/34	1,470	1,674

Massachusetts Port Authority Revenue	5.000%	7/1/35	2,500	2,837
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/21	2,500	2,869
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/24	20,000	23,154
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/25	2,000	2,415
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/26	6,745	8,055
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	5,000	5,763
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	9,000	10,677
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/28	32,750	37,664
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	4,000	4,682
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/31	18,500	21,404
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/32	6,400	7,290
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	10,600	11,156
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	8,010	8,995
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/33	7,610	8,639
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/33	10,000	11,658
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/34	5,000	5,712
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/35	4,000	4,553
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/19 (14)	5,125	5,504
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (14)	29,860	36,235
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/28 (14)	11,075	13,659
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	2/1/21	5,955	6,818
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/23	6,430	7,645
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/24	7,665	9,230
Massachusetts Water Resources Authority
Revenue	6.500%	7/15/19 (ETM)	15,665	16,569
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19	21,580	23,607
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	2,350	2,699
2 Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	3,500	4,019
2 Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	2,000	2,297
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/30	5,000	5,605

Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	5,000	5,605
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/34	10,000	11,607
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35	6,800	7,862
3 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.780%	2/7/17 LOC	37,570	37,570
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/26	3,000	3,358
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/27	3,440	3,840
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/28	5,100	5,693
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/29	11,580	12,876
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/30	11,000	12,170
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/31	11,575	12,806
				1,484,864
Michigan (3.4%)
Battle Creek MI School District GO	5.000%	5/1/24	1,000	1,152
Battle Creek MI School District GO	5.000%	5/1/32	2,920	3,276
Battle Creek MI School District GO	5.000%	5/1/33	1,500	1,676
Battle Creek MI School District GO	5.000%	5/1/34	3,065	3,413
Birmingham MI City School District GO	4.000%	5/1/24	1,000	1,115
Birmingham MI City School District GO	4.000%	5/1/25	1,465	1,622
Chippewa Valley MI Schools GO	5.000%	5/1/25	700	821
Chippewa Valley MI Schools GO	5.000%	5/1/32	1,000	1,125
Chippewa Valley MI Schools GO	5.000%	5/1/34	1,080	1,207
Chippewa Valley MI Schools GO	5.000%	5/1/35	800	892
Dearborn MI School District GO	5.000%	5/1/26	3,755	4,329
Dearborn MI School District GO	5.000%	5/1/27	3,650	4,171
Dearborn MI School District GO	5.000%	5/1/28	3,635	4,136
Dearborn MI School District GO	5.000%	5/1/30	4,000	4,510
Dearborn MI School District GO	5.000%	5/1/32	3,150	3,526
Detroit MI GO	5.000%	4/1/17 (ETM)	555	557
Detroit MI Sewage Disposal System Revenue	7.000%	7/1/27 (4)	3,865	4,323
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/23	7,000	7,827
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/32	14,000	15,042
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/19 (4)	1,300	1,395
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/20 (4)	1,500	1,632
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/21 (4)	1,100	1,209
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/22 (4)	1,000	1,112
Forest Hills MI Public Schools GO	5.000%	5/1/19	3,350	3,615
Forest Hills MI Public Schools GO	5.000%	5/1/20	3,760	4,159
Forest Hills MI Public Schools GO	5.000%	5/1/21	3,365	3,794
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/25	4,800	5,560

Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/30	17,025	18,971
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/31	4,750	5,305
Great Lakes MI Water Authority Sewer Disposal
System Revenue	4.000%	7/1/33 (4)	4,750	4,768
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/35	34,080	37,066
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/36	64,000	69,397
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/25	10,240	11,894
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/28	14,000	15,937
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/30	5,400	5,929
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/31	9,210	10,047
Great Lakes MI Water Authority Water Supply
System Revenue	4.000%	7/1/33 (4)	13,380	13,432
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/20 (Prere.)	10,145	11,311
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/30	8,225	8,795
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/22	1,000	1,138
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/23	1,000	1,147
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/25	3,250	3,673
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/29	5,325	5,958
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/30	1,750	1,967
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/31	4,750	5,324
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/32	5,000	5,589
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/34	1,500	1,670
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/35	8,730	9,691
Lincoln MI Consolidated School District GO	5.000%	5/1/25 (4)	1,000	1,158
Lincoln MI Consolidated School District GO	5.000%	5/1/26 (4)	1,250	1,453
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/32	1,145	1,294

Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/33	1,000	1,126
Marysville MI Public Schools District GO	5.000%	5/1/29	2,255	2,593
Marysville MI Public Schools District GO	5.000%	5/1/32	3,010	3,405
Marysville MI Public Schools District GO	5.000%	5/1/33	3,285	3,707
Michigan Building Authority Revenue	5.000%	10/15/18	12,575	13,353
Michigan Building Authority Revenue	5.000%	10/15/19	8,315	9,076
Michigan Building Authority Revenue	5.000%	10/15/24	2,500	2,795
Michigan Building Authority Revenue	5.000%	10/15/24	3,000	3,353
Michigan Building Authority Revenue	5.000%	4/15/25	2,500	2,939
Michigan Building Authority Revenue	5.000%	4/15/25	5,250	6,172
Michigan Building Authority Revenue	5.000%	10/15/25	5,920	6,590
Michigan Building Authority Revenue	5.000%	4/15/26	1,570	1,858
Michigan Building Authority Revenue	5.000%	4/15/26	6,500	7,611
Michigan Building Authority Revenue	5.000%	4/15/27	1,500	1,766
Michigan Building Authority Revenue	5.000%	4/15/28	8,000	9,239
Michigan Building Authority Revenue	5.000%	10/15/28	2,000	2,331
Michigan Building Authority Revenue	5.000%	4/15/29	26,550	30,487
Michigan Building Authority Revenue	5.000%	10/15/29	9,625	10,995
Michigan Building Authority Revenue	5.000%	4/15/30	15,000	17,054
Michigan Building Authority Revenue	5.000%	4/15/31	4,040	4,569
Michigan Building Authority Revenue	5.000%	10/15/31	10,415	11,778
Michigan Building Authority Revenue	5.000%	4/15/32	27,185	30,612
Michigan Building Authority Revenue	5.000%	10/15/32	4,660	5,247
Michigan Building Authority Revenue	5.000%	4/15/33	12,000	13,455
Michigan Building Authority Revenue	5.000%	4/15/35	13,405	14,913
Michigan Finance Authority Revenue	5.000%	4/1/18	13,000	13,531
Michigan Finance Authority Revenue	5.000%	10/1/23	2,000	2,267
Michigan Finance Authority Revenue	5.000%	4/1/24	4,000	4,550
Michigan Finance Authority Revenue	5.000%	10/1/24	2,010	2,289
Michigan Finance Authority Revenue	5.000%	4/1/25	2,160	2,467
Michigan Finance Authority Revenue	5.000%	10/1/26	3,300	3,752
Michigan Finance Authority Revenue	5.000%	10/1/27	3,375	3,817
Michigan Finance Authority Revenue	5.000%	10/1/29	4,350	4,864
Michigan Finance Authority Revenue	5.000%	10/1/30	5,240	5,833
Michigan Finance Authority Revenue	5.000%	10/1/32	2,500	2,759
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/24	7,000	8,036
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/25	3,000	3,457
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/28	6,500	7,328
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/30	11,000	12,209
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/32	13,570	14,846
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/22 (14)	1,210	1,371
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/22 (4)	24,000	27,289
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/23 (4)	19,000	21,848
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/24 (14)	1,840	2,121
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/24 (4)	15,000	17,403

Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/25 (4)	2,950	3,385
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/26 (4)	12,225	13,918
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/26 (4)	5,000	5,693
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/26	1,500	1,689
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/27	1,350	1,508
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/27 (4)	10,000	11,328
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28 (4)	7,000	7,882
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28	1,000	1,110
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	16,500	18,332
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/30	15,000	16,572
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/30	700	782
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/31	10,000	11,000
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/31	1,200	1,334
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32	7,500	8,219
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32	3,100	3,368
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32	1,000	1,107
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	20,250	22,108
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	3,500	3,787
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	850	937
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	2,000	2,175
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	2,000	2,196
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	5,450	5,872
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	5,000	5,388
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/35 (4)	3,500	3,858
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/35	1,350	1,477
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/24	2,300	2,640
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/26	4,000	4,601
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/32	3,655	4,042

Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/34	7,000	7,669
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/37	12,000	12,994
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/23	1,000	1,156
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/24	1,000	1,167
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/25	1,500	1,755
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/26	1,000	1,159
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/27	800	919
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/28	1,000	1,139
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/29	1,000	1,134
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/30	2,580	2,904
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/31	2,655	2,961
1 Michigan Finance Authority Revenue (McLaren
Health Care Corp.) PUT	1.126%	10/15/18	48,255	47,990
1 Michigan Finance Authority Revenue (McLaren
Health Care Corp.) PUT	1.276%	10/15/20	25,000	24,684
3 Michigan Finance Authority Revenue (McLaren
Health Care Corp.) TOB VRDO	0.670%	2/1/17 LOC	20,000	20,000
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/28	1,310	1,484
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/29	2,000	2,256
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/30	3,000	3,365
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/31	5,000	5,563
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/32	5,000	5,543
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/23	830	954
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/24	425	484
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/24	1,300	1,516
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/25	1,190	1,347
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/26	400	450
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/17	2,000	2,056
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	2.000%	10/1/19	1,800	1,834
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	4.000%	10/1/20	8,360	9,112
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	4.000%	10/1/30	7,500	8,079

Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/32	1,500	1,698
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/20 (Prere.)	70	79
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/24	4,750	5,596
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/25	3,500	4,111
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/27	7,930	8,702
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/27	2,765	3,241
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/29	4,880	5,645
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/30	12,500	13,999
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/30	3,770	4,321
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/31	2,765	3,150
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/33	5,000	5,584
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/34	7,870	8,743
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	53,400
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	44,000	47,982
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/22	7,735	8,023
Michigan GAN	5.000%	3/15/23	5,000	5,793
Michigan GAN	5.000%	3/15/26	6,000	7,075
Michigan GAN	5.000%	3/15/27	3,750	4,457
Michigan GO	5.250%	9/15/17 (Prere.)	10,810	11,106
Michigan GO	5.250%	9/15/17 (Prere.)	12,805	13,156
Michigan GO	5.000%	12/1/25	7,835	9,494
Michigan GO	5.000%	12/1/26	2,285	2,738
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/32	18,470	20,830
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/33	16,910	18,979
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.250%	11/15/19 (Prere.)	5,000	5,526
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.625%	11/15/19 (Prere.)	15,775	17,595
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/27	2,000	2,218
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/28	2,600	2,873
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	5.125%	6/1/19 (ETM)	1,900	1,989
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	5.625%	6/1/19 (Prere.)	5,000	5,492
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.000%	6/1/19 (Prere.)	4,000	4,428
Michigan Hospital Finance Authority Revenue
(Trinity Health) PUT	6.000%	12/1/17	3,950	4,110

Michigan Housing Development Authority
Revenue	3.500%	6/1/47	13,000	13,501
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/20 (Prere.)	4,000	4,504
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/23	1,250	1,458
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/24	1,500	1,767
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/25	1,250	1,455
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/26	2,000	2,304
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/27	1,700	1,943
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/28	1,250	1,423
Michigan Strategic Fund Limited Obligation
Revenue (Facility for Rare Isotope Beams
Project at Michigan State University)	5.000%	3/1/29	2,500	2,831
Michigan Strategic Fund Limited Obligation
Revenue (Senate Offices Project)	5.000%	10/15/30	1,480	1,653
Michigan Strategic Fund Limited Obligation
Revenue (Senate Offices Project)	5.000%	10/15/34	2,170	2,387
Michigan Strategic Fund Limited Obligation
Revenue (Senate Offices Project)	5.000%	10/15/35	1,370	1,498
Michigan Trunk Line Revenue	5.000%	11/15/22	7,000	8,199
Monroe County MI Economic Development
Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22 (14)	27,000	33,580
Oakland University MI Revenue	5.000%	3/1/24	500	582
Oakland University MI Revenue	5.000%	3/1/25	500	586
Oakland University MI Revenue	5.000%	3/1/26	500	588
Oakland University MI Revenue	5.000%	3/1/27	750	873
Oakland University MI Revenue	5.000%	3/1/28	1,215	1,405
Oakland University MI Revenue	5.000%	3/1/29	1,735	1,996
Oakland University MI Revenue	5.000%	3/1/31	2,225	2,527
Oakland University MI Revenue	5.000%	3/1/32	3,140	3,551
Oakland University MI Revenue	5.000%	3/1/33	1,775	1,998
Oakland University MI Revenue	5.000%	3/1/34	3,745	4,197
Oakland University MI Revenue	5.000%	3/1/35	2,205	2,462
Oakland University MI Revenue	5.000%	3/1/36	2,025	2,255
Portage MI Public Schools GO	5.000%	11/1/33	2,130	2,404
Portage MI Public Schools GO	5.000%	11/1/35	1,300	1,457
Portage MI Public Schools GO	5.000%	11/1/36	1,500	1,676
Rochester MI Community School District GO	5.000%	5/1/19	4,180	4,511
Rockford MI Public Schools GO	5.000%	5/1/32	2,000	2,262
Rockford MI Public Schools GO	5.000%	5/1/33	2,470	2,788
Romeo MI Community School District GO	5.000%	5/1/32	1,290	1,459
Romeo MI Community School District GO	5.000%	5/1/33	1,350	1,524
Romeo MI Community School District GO	5.000%	5/1/34	1,425	1,601
Romeo MI Community School District GO	5.000%	5/1/35	1,000	1,121

2 Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	8.000%	9/1/18 (Prere.)	13,900	15,392
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.500%	8/1/19 (ETM)	20,000	22,080
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	6.375%	8/1/19 (Prere.)	25,000	28,077
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/22	2,500	2,849
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/23	2,000	2,289
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/26	2,225	2,498
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/18	2,195	2,298
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/19	2,300	2,469
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,719
University of Michigan Revenue	5.000%	4/1/33	2,750	3,231
University of Michigan Revenue	5.000%	4/1/34	3,475	4,063
University of Michigan Revenue	5.000%	4/1/35	3,300	3,843
University of Michigan Revenue	5.000%	4/1/36	4,000	4,643
University of Michigan Revenue	5.000%	4/1/37	5,000	5,794
1 University of Michigan Revenue PUT	1.090%	4/2/18	25,100	25,056
University of Michigan Revenue VRDO	0.640%	2/7/17	16,000	16,000
Wayne County MI Airport Authority Revenue	5.000%	12/1/29	1,525	1,708
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	2,300	2,555
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	2,870	3,176
Wayne County MI Airport Authority Revenue	5.000%	12/1/33	10,165	11,201
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	3,390	3,722
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	2,600	2,855
Wayne County MI Airport Authority Revenue	5.000%	12/1/35	3,870	4,237
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	4.500%	12/1/25 (14)	8,050	8,254
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/27	5,655	6,185
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	5,935	6,451
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/29	3,895	4,179
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/30	6,540	7,061
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/31	6,370	6,859
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	4,300	4,619
3 Wayne State University Michigan Revenue TOB
VRDO	0.730%	2/7/17	5,000	5,000
Woodhaven-Brownstone MI School District GO	5.000%	5/1/29	3,800	4,370
Woodhaven-Brownstone MI School District GO	5.000%	5/1/30	3,850	4,399

Woodhaven-Brownstone MI School District GO	5.000%	5/1/31	3,905	4,437
				1,734,181
Minnesota (1.5%)
Duluth MN Independent School District No. 709
COP	5.000%	2/1/22	2,150	2,444
Farmington MN Independent School District No.
192 GO	5.000%	2/1/21	2,575	2,907
Hennepin County MN GO	5.000%	12/1/19	5,050	5,577
Hennepin County MN GO	5.000%	12/1/23	2,600	3,111
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/18	4,500	4,697
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/19	4,200	4,534
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/19	1,500	1,619
Metropolitan Council (Minneapolis-St. Paul
Metropolitan Area) Minnesota GO	5.000%	3/1/20	4,500	5,000
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/17	1,785	1,841
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/18	2,190	2,335
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/20	1,585	1,729
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/20	1,805	1,969
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/21	2,205	2,406
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/21	3,925	4,282
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/22	2,425	2,646
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.250%	11/15/29	7,000	7,678
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/27	275	333
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/28	25,500	30,597
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/28	4,000	4,604
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/28	300	360
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/29	2,280	2,612
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/29	5,000	5,951
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/29	350	417
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/30	2,500	2,847

Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/30	5,000	5,899
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/30	425	501
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/31	2,500	2,835
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/31	500	587
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/32	3,925	4,579
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/32	600	700
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/33	650	755
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/34	900	1,040
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/35	875	1,007
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/36	850	975
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/37	925	1,058
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/20	4,485	4,983
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/21	5,000	5,691
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/25	7,000	8,487
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/26	7,395	9,035
Minneapolis MN GO	2.000%	12/1/19	8,000	8,151
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.000%	11/15/18 (ETM)	8,530	9,066
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.625%	11/15/18 (Prere.)	15,500	17,002
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/22	6,805	7,807
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/23	7,550	8,787
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/24	8,215	9,562
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/25	5,050	5,857
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/26	7,000	8,052
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/27	10,085	11,557
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/28	10,590	12,093
Minnesota 911 Revenue	5.000%	6/1/18	18,000	18,969
Minnesota 911 Revenue	5.000%	6/1/19	20,400	22,190
Minnesota 911 Revenue	5.000%	6/1/20	21,420	23,940
Minnesota COP	5.000%	6/1/17	7,745	7,772
Minnesota COP	5.000%	6/1/18	7,135	7,157
Minnesota COP	5.000%	6/1/19	8,540	8,566
Minnesota COP	5.000%	6/1/28	3,225	3,737
Minnesota COP	5.000%	6/1/29	3,385	3,901

Minnesota COP	5.000%	6/1/30	3,405	3,913
Minnesota COP	5.000%	6/1/32	3,670	4,181
Minnesota COP	5.000%	6/1/33	3,615	4,103
Minnesota COP	5.000%	6/1/34	4,005	4,529
Minnesota General Fund Revenue	5.000%	3/1/24	7,500	8,541
Minnesota General Fund Revenue	5.000%	3/1/25	6,000	6,826
Minnesota GO	5.000%	8/1/18	3,895	4,126
Minnesota GO	5.000%	8/1/21	6,500	7,461
Minnesota GO	5.000%	8/1/21	31,000	35,583
Minnesota GO	5.000%	8/1/21	6,000	6,887
Minnesota GO	5.000%	8/1/21	5,445	6,250
Minnesota GO	5.000%	10/1/21 (Prere.)	155	178
Minnesota GO	5.000%	8/1/22	20,500	23,986
Minnesota GO	5.000%	8/1/24	15,500	18,666
Minnesota GO	5.000%	8/1/24	1,350	1,626
Minnesota GO	5.000%	8/1/24	12,355	14,878
Minnesota GO	5.000%	8/1/24	18,000	21,676
Minnesota GO	5.000%	10/1/24	9,845	11,218
Minnesota GO	5.000%	8/1/25	13,500	16,441
Minnesota GO	5.000%	8/1/25	18,390	22,397
Minnesota GO	5.000%	8/1/25	17,005	20,710
Minnesota GO	4.000%	8/1/26	8,015	9,101
Minnesota GO	5.000%	8/1/26	35,060	42,341
Minnesota GO	5.000%	8/1/27	4,000	4,809
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	4/1/17	820	824
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	4/1/18	455	470
Minnesota Higher Education Facilities Authority
Revenue (University of St. Thomas)	4.000%	4/1/19	425	449
Minnesota Office of Higher Education Revenue
(Supplemental Student Loan Program)	5.000%	11/1/18	4,305	4,553
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/20 (Prere.)	5,000	5,548
Osseo MN Independent School District No. 279
GO	5.000%	2/1/20	7,410	8,202
Rochester MN Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/29	7,000	8,476
Rochester MN Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/31	8,000	9,749
Rochester MN Health Care Facilities Revenue
(Mayo Clinic) PUT	4.000%	11/15/18	11,500	12,050
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/19 (Prere.)	2,000	2,155
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/23	2,000	2,326
St. Cloud MN Health Care Revenue
(CentraCare Health System)	5.000%	5/1/24	1,500	1,762
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/18 (Prere.)	21,700	23,057
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.625%	7/1/18 (Prere.)	6,000	6,386
University of Minnesota Revenue	5.000%	12/1/18	1,000	1,071
University of Minnesota Revenue	5.000%	8/1/19	1,150	1,256
University of Minnesota Revenue	5.000%	4/1/20	2,895	3,219
University of Minnesota Revenue	5.000%	4/1/21	3,140	3,573
University of Minnesota Revenue	5.000%	4/1/22	500	537

University of Minnesota Revenue	5.000%	8/1/22	1,585	1,782
University of Minnesota Revenue	5.000%	8/1/23	2,500	2,805
University of Minnesota Revenue	5.000%	8/1/24	4,515	5,057
				750,528
Mississippi (0.4%)
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/28	3,620	4,055
Jackson County MS Pollution Control Revenue
(Chevron USA Inc.) VRDO	0.600%	2/1/17	10,585	10,585
Jackson MS Public School District GO	5.000%	4/1/23	1,500	1,692
Jackson MS Public School District GO	5.000%	4/1/24	3,000	3,407
Jackson MS Public School District GO	5.000%	4/1/25	5,285	6,011
Jackson MS Public School District GO	5.000%	4/1/26	5,000	5,706
Jackson MS Public School District GO	5.000%	4/1/27	4,500	5,106
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.580%	2/1/17	13,400	13,400
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.580%	2/1/17	30,800	30,800
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.580%	2/1/17	4,400	4,400
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.600%	2/1/17	30,700	30,700
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.600%	2/1/17	14,760	14,760
Mississippi Development Bank Special
Obligation Revenue (Harrison County
Highway Project)	5.000%	1/1/24	2,500	2,884
Mississippi Development Bank Special
Obligation Revenue (Madison County
Highway Project)	5.000%	1/1/24	2,500	2,884
Mississippi GO	5.000%	10/1/19	2,330	2,578
Mississippi GO	5.000%	10/1/30	12,035	13,546
Mississippi GO	5.000%	11/1/30	4,000	4,668
Mississippi GO	5.000%	10/1/31	11,735	13,197
Mississippi GO	5.000%	12/1/31	11,250	12,976
Mississippi GO	5.000%	12/1/32	7,000	8,050
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services)	5.000%	10/1/17	2,500	2,564
				193,969
Missouri (0.9%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/33	7,500	8,309
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/26	1,000	1,111
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/27	1,850	2,045

Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	1,830	2,071
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/27	1,000	1,129
Curators of the University of Missouri System
Facilities Revenue	4.000%	11/1/30	3,000	3,217
Curators of the University of Missouri System
Facilities Revenue	4.000%	11/1/31	6,415	6,833
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/20	5,000	5,610
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/25	6,000	7,000
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/26	5,000	5,787
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/27	12,745	14,671
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,625	15,509
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/30	13,675	15,522
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/31	5,535	6,257
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/30	1,190	1,268
Kansas City MO Sanitary Sewer System
Revenue	4.000%	1/1/31	1,700	1,799
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/32	7,225	8,065
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	4.000%	4/1/35	2,000	2,033
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	4.000%	4/1/36	1,850	1,874
Kansas City MO Special Obligation Revenue
(Performing Arts Center Garage Project)	0.000%	2/1/18	3,000	2,948
Kansas City MO Special Obligation Revenue
(Performing Arts Center Garage Project)	0.000%	2/1/19	7,615	7,311
Missouri Board of Public Buildings Special
Obligation Revenue	4.000%	4/1/20	5,160	5,579
Missouri Environmental Improvement & Energy
Resources Authority Revenue	1.278%	12/1/22 (14)	6,385	5,970
Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	1/1/24	2,000	2,376
Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	1/1/25	2,900	3,485
Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	7/1/26	4,250	5,113
Missouri Environmental Improvement & Energy
Resources Authority Revenue	5.000%	1/1/27	2,000	2,401
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/26	2,045	2,316
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/28	1,000	1,118
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/21	2,845	3,166

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/22	3,490	3,942
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/23	3,690	4,145
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Freeman
Health System)	5.000%	2/15/24	3,320	3,700
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/19	2,420	2,614
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/22	5,270	5,799
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/26	3,000	3,449
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/27	4,000	4,571
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/28	3,500	3,961
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/29	4,000	4,505
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/30	4,000	4,479
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/31	3,000	3,344
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/20	3,975	4,457
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.250%	11/15/25	8,000	8,815
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/30	5,000	5,373
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	4.000%	11/15/33	5,450	5,522
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	5.250%	5/15/19 (Prere.)	15,960	17,386
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	5.250%	5/15/29	3,270	3,478
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	4.000%	5/15/33	3,530	3,587
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	2,615	2,856
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/25	850	952

Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/26	750	837
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/28	1,000	1,089
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/29	1,150	1,240
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/30	400	427
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/31	1,350	1,427
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/32	500	526
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/33	550	575
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/34	30,000	33,151
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health) VRDO	1.105%	6/1/31 (2)	7,800	7,078
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health) VRDO	1.128%	6/1/31 (2)	1,000	908
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/30	15,000	16,870
Missouri Highways & Transportation
Commission Road Revenue	5.000%	2/1/19	2,000	2,154
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/22	5,000	5,829
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/24	15,000	17,997
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/24	2,800	3,231
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/26	4,570	5,269
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/27	3,250	3,725
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/28	2,250	2,563
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/29	5,000	5,670
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/30	6,455	7,271
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	1/1/31	10,000	11,205
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	5.000%	12/1/36	10,000	11,018
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.000%	12/1/34	10,590	11,810
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.000%	12/1/35	8,000	8,891

Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/24	3,000	3,490
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/24	2,785	3,258
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/25	1,600	1,877
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/25	2,270	2,653
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/29	3,500	3,986
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/34	6,800	7,566
St. Louis County MO Parkway C-2 School
District GO	5.000%	3/1/24	2,500	2,992
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	6.125%	7/1/24	6,000	6,599
St. Louis MO Parking Revenue	5.000%	12/15/24 (4)	1,000	1,163
St. Louis MO Parking Revenue	5.000%	12/15/25 (4)	1,000	1,172
St. Louis MO Parking Revenue	5.000%	12/15/26 (4)	1,000	1,159
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/34	3,050	3,519
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/35	2,000	2,300
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	3,000	3,440
				454,763
Montana (0.1%)
Forsyth MT Pollution Control Revenue
(Northwestern Corporation Colstrip Project)	2.000%	8/1/23	20,000	19,147
Forsyth MT Pollution Control Revenue (Puget
Sound Energy Project)	3.900%	3/1/23	2,925	2,980
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/28	2,500	2,903
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/29	2,635	3,040
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/30	2,000	2,290
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/31	2,000	2,276
				32,636
Nebraska (0.6%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/27	9,330	10,237
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	150,000	162,518
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/23	1,910	2,183
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/24	1,400	1,607

Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/25	2,005	2,304
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/26	1,160	1,319
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/27	1,760	1,987
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/28	1,250	1,403
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/29	1,895	2,115
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/21	1,000	1,076
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	4.000%	11/1/22	860	919
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/24	1,320	1,466
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/25	1,000	1,104
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/32	5,000	5,384
Lincoln NE Electric System Revenue	5.000%	9/1/22 (Prere.)	1,010	1,181
Lincoln NE Electric System Revenue	5.000%	9/1/25	1,990	2,289
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/26	3,065	3,444
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/29	2,125	2,361
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	2,500	2,762
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/32	2,800	3,083
Nebraska Public Power District Revenue	5.000%	1/1/30	2,000	2,210
Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,105
Nebraska Public Power District Revenue	5.000%	1/1/31	2,000	2,208
Nebraska Public Power District Revenue	5.000%	1/1/31	1,250	1,380
Nebraska Public Power District Revenue	5.000%	1/1/31	1,920	2,138
Nebraska Public Power District Revenue	5.000%	1/1/32	1,470	1,622
Nebraska Public Power District Revenue	5.000%	1/1/32	2,095	2,333
Nebraska Public Power District Revenue	5.000%	1/1/33	5,000	5,512
Nebraska Public Power District Revenue	5.000%	1/1/33	1,250	1,378
Nebraska Public Power District Revenue	5.000%	1/1/33	2,325	2,585
Nebraska Public Power District Revenue	5.000%	1/1/34	1,500	1,664
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/25	14,000	16,841
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/27	2,375	2,850
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/25	1,875	2,040

Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/26	1,975	2,139
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/27	3,470	3,841
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/29	1,500	1,638
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/30	4,065	4,376
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/31	4,030	4,325
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/32	4,265	4,552
University of Nebraska Student Fee Revenue	5.000%	7/1/22	4,000	4,642
University of Nebraska Student Fee Revenue	5.000%	7/1/24	1,645	1,912
				284,033
Nevada (1.0%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/21	2,330	2,594
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/27	3,500	3,805
Clark County NV Airport Improvement Revenue	5.000%	7/1/21	2,000	2,192
Clark County NV Airport Improvement Revenue	5.000%	7/1/30	15,000	16,176
Clark County NV Airport Improvement Revenue
VRDO	0.660%	2/7/17 LOC	41,250	41,250
Clark County NV GO	5.000%	7/1/19	9,000	9,801
Clark County NV GO	5.000%	7/1/21	6,075	6,933
Clark County NV GO	5.000%	7/1/33	16,290	18,231
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/18	885	934
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/19	1,000	1,087
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/20	1,500	1,672
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/21	2,810	3,198
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/30	15,000	16,193
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	8,980	9,298
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	14,655	15,174
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	29,900	31,520
Clark County NV School District GO	5.000%	6/15/20	14,335	14,801
Clark County NV Water Reclamation District GO	5.375%	7/1/18 (Prere.)	2,985	3,168
Clark County NV Water Reclamation District GO	5.000%	7/1/20	3,695	4,135
Clark County NV Water Reclamation District GO	5.000%	7/1/21	3,880	4,439
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/25	2,080	2,447
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/27	1,815	2,132
Las Vegas NV GO	4.000%	6/1/18	3,110	3,231
Las Vegas NV GO	4.000%	6/1/19	3,235	3,433
Las Vegas NV GO	4.000%	6/1/20	3,360	3,628
Las Vegas NV GO	4.000%	6/1/21	3,500	3,831
Las Vegas NV GO	5.000%	6/1/21	1,400	1,589
Las Vegas NV GO	5.000%	9/1/24	5,690	6,737
Las Vegas NV GO	5.000%	9/1/25	6,070	7,242
Las Vegas NV GO	4.000%	6/1/30	4,610	4,910

Las Vegas NV GO	4.000%	6/1/31	4,795	5,070
Las Vegas NV GO	4.000%	6/1/32	4,990	5,236
Las Vegas Valley Water District Nevada GO	4.000%	6/1/17	2,060	2,082
Las Vegas Valley Water District Nevada GO	5.000%	6/1/17	5,000	5,070
Las Vegas Valley Water District Nevada GO	5.000%	6/1/18	7,370	7,762
Las Vegas Valley Water District Nevada GO	5.000%	6/1/19	5,000	5,433
Las Vegas Valley Water District Nevada GO	5.000%	12/1/19	5,000	5,509
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	4,000	4,742
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	2,665	3,159
Las Vegas Valley Water District Nevada GO	5.000%	6/1/25	2,000	2,394
Las Vegas Valley Water District Nevada GO	5.000%	6/1/25	2,050	2,454
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26	2,000	2,407
Las Vegas Valley Water District Nevada GO	5.250%	6/1/27	10,460	11,842
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	3,500	4,078
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,500	5,073
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,000	4,661
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,000	2,250
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	6,040	6,796
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	3,295	3,813
Las Vegas Valley Water District Nevada GO	5.000%	2/1/35	8,000	8,265
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	4,150	4,741
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	6,000	6,855
Las Vegas Valley Water District Nevada GO	5.000%	2/1/36	5,000	5,161
Nevada GO	5.000%	4/1/22	17,000	19,645
Nevada GO	5.000%	11/1/23	28,500	33,678
Nevada GO	5.000%	4/1/24	17,595	20,851
Nevada GO	5.000%	11/1/25	34,000	40,705
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/19	7,000	7,730
Reno NV Health Facility Revenue (Dignity
Health Obligated Group)	5.250%	7/1/17 (Prere.)	4,000	4,074
Reno NV Hospital Revenue (Renown Regional
Medical Center)	5.500%	6/1/18 (Prere.)	1,585	1,679
Reno NV Hospital Revenue (Renown Regional
Medical Center)	5.500%	6/1/28 (2)	165	172
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/32	4,435	5,119
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/34	7,750	8,863
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/35	1,750	1,992
				505,142
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/24	6,000	6,579
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/25	2,140	2,395
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/26	1,070	1,191
New Hampshire Health & Education Facilities
Authority Revenue (Concord Hospital)	5.000%	10/1/27	1,185	1,312
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	5.000%	10/1/17 (Prere.)	4,615	4,740
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	5.000%	10/1/32	1,385	1,412

New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/27	2,500	2,744
New Hampshire Health & Education Facilities
Authority Revenue (University System of New
Hampshire)	5.500%	7/1/20	10,000	10,913
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	6.000%	1/1/31	10,000	11,140
New Hampshire Municipal Bond Bank Revenue	5.000%	2/15/18	1,010	1,052
New Hampshire Municipal Bond Bank Revenue	5.000%	2/15/19	1,010	1,088
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/19	1,500	1,641
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/28	1,500	1,636
				47,843
New Jersey (3.4%)
Atlantic County NJ Improvement Authority
Revenue	5.000%	9/1/25 (4)	4,955	5,808
Atlantic County NJ Improvement Authority
Revenue	5.000%	9/1/26 (4)	4,685	5,523
Atlantic County NJ Improvement Authority
Revenue	5.000%	9/1/27 (4)	3,000	3,510
Bergen County NJ GO	5.000%	10/15/21	2,500	2,885
Essex County NJ Improvement Authority
Revenue	5.500%	10/1/23 (14)	10,000	12,005
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/23 (2)	3,635	4,312
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/24 (2)	3,720	4,463
Jersey City NJ GO	5.000%	3/1/20	1,610	1,752
Jersey City NJ GO	5.000%	3/1/21	1,200	1,326
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	3,923
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/24 (4)	1,000	1,112
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/26 (4)	2,205	2,415
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/27 (4)	2,500	2,723
New Jersey COP	5.000%	6/15/17 (ETM)	4,840	4,915
New Jersey COP	5.250%	6/15/19 (Prere.)	4,675	5,109
New Jersey COP	5.250%	6/15/19 (Prere.)	1,000	1,093
New Jersey Economic Development Authority
Revenue	5.000%	6/15/21	16,500	17,388
New Jersey Economic Development Authority
Revenue	5.000%	6/15/22	25,000	26,323
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	4,930	5,205
New Jersey Economic Development Authority
Revenue	5.500%	6/15/29	33,000	35,314
New Jersey Economic Development Authority
Revenue	5.500%	6/15/30	33,000	35,162
New Jersey Economic Development Authority
Revenue	5.500%	6/15/31	13,300	14,110
New Jersey Economic Development Authority
Revenue	5.250%	6/15/32	5,000	5,119
New Jersey Economic Development Authority
Revenue	5.250%	6/15/33	8,495	8,667

New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	12,000	12,966
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/24	7,500	8,044
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18	22,500	23,507
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	6/15/19 (Prere.)	3,345	3,679
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19 (Prere.)	10,500	11,552
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	17,410	18,338
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (14)	7,975	8,846
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (12)	5,000	5,580
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/23	8,690	9,005
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/23 (14)	51,630	58,769
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	1,000	1,062
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	2,985	3,086
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	18,130	20,846
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	4,205	4,298
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	8,000	9,239
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	5,515	5,623
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	1,655	1,726
3 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.780%	2/7/17 (12)	3,065	3,065
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/26	4,345	4,599
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/18	2,000	2,072
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.250%	6/1/19	2,000	2,147
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.250%	6/1/20	2,000	2,164
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/25	5,000	5,408
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/24 (4)	2,000	2,325

New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/25 (4)	3,000	3,511
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/26 (4)	3,075	3,568
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/28 (4)	2,495	2,853
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	25,170	27,067
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/19	7,280	7,948
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/20	8,300	9,314
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/21	6,785	7,790
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/27	2,965	3,377
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	6,000	6,804
New Jersey Equipment Lease Purchase COP	5.250%	6/15/19 (Prere.)	6,180	6,754
New Jersey Equipment Lease Purchase COP	5.250%	6/15/19 (Prere.)	5,820	6,361
New Jersey Equipment Lease Purchase COP	5.375%	6/15/19 (Prere.)	11,000	12,054
New Jersey GO	5.000%	8/15/20	30,000	33,095
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/21	8,140	8,577
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/24	3,415	3,569
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/25	12,965	13,431
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/26	12,505	12,857
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/28	13,835	14,133
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/29	2,735	2,782
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/33	5,000	5,014
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/17 (ETM)	8,485	8,633
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/17	390	396
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	4.625%	7/1/21 (Prere.)	3,700	4,174
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	995	1,061
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19 (ETM)	1,615	1,732

New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20	805	881
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20 (ETM)	1,315	1,451
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20 (Prere.)	930	1,026
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	570	616
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/18 (Prere.)	2,870	3,079
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	9,990	10,405
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/20	3,000	3,323
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	2,000	2,255
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/22	2,000	2,291
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/26	1,000	1,120
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/23 (Prere.)	890	1,053
New Jersey Health Care Facilities Financing
Authority Revenue (Palisades Medical Center
Obligated Group)	5.000%	7/1/26	4,110	4,544
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/24	2,000	2,322
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/25	1,345	1,572
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/26	1,800	2,108
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/24	2,415	2,702
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/25	1,535	1,713
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/27	2,420	2,653
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/29	1,250	1,349

New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/30	1,090	1,169
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	20,000	21,647
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.640%	2/7/17 LOC	11,900	11,900
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/20	3,970	4,161
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/17	9,900	10,066
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/17 (ETM)	100	102
New Jersey Sports & Exposition Authority
Revenue	4.500%	9/1/18 (Prere.)	20	21
New Jersey Sports & Exposition Authority
Revenue	4.500%	9/1/24	2,035	2,054
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/24	10,000	10,893
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/24	30,000	30,939
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/27	24,475	26,357
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	8,530	9,083
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	25,600	26,300
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	50,610	51,918
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/20	7,105	7,501
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/22	2,025	2,150
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/23	2,500	2,655
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/24	3,265	3,454
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/25	6,000	6,325
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/27	5,000	5,276
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/28	5,025	5,271
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/29	5,000	5,225
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/33	2,500	2,563
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/34	5,000	5,108
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/17	1,250	1,268
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	15,000	15,389
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	1,530	1,598
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	7,545	7,944

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	1,540	1,632
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	5,000	5,298
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	1,610	1,706
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19 (14)	25,000	26,965
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	3,825	4,038
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	9,350	10,010
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	29,395	31,406
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	9,000	9,928
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (14)	30,000	33,122
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21	12,100	12,980
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	14,375	15,579
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	3,745	4,222
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	25,000	28,013
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	30,900	33,264
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	3,770	4,058
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	29,000	31,597
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23	2,500	2,693
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	25,000	28,941
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	18,240	19,266
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	72,680	48,065
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	1,000	661
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	48,285	28,384
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	3,500	3,580
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	17,500	18,314
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	14,250	14,637
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	19,705	20,976
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	4,500	4,787
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	13,000	15,599
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	3,000	3,326
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	20,460	22,849
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	23,540	26,213

Rutgers State University New Jersey Revenue
VRDO	0.430%	2/1/17	2,400	2,400
Rutgers State University New Jersey Revenue
VRDO	0.430%	2/1/17	2,200	2,200
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/23	1,320	1,489
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/23	2,430	2,699
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/24	2,800	3,087
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	2,000	2,170
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/28	1,205	1,339
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/29	1,500	1,658
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/30	1,000	1,101
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/31	1,170	1,282
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/32	1,000	1,092
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/34	1,000	1,083
Sussex County NJ GO	5.000%	2/15/23	5,485	6,435
Sussex County NJ GO	5.000%	2/15/24	4,356	5,171
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/17	15,925	16,134
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/18	16,975	17,193
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/19	30,805	31,175
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	50,212	51,154
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	25,410	25,496
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	243,000	63,421
West Deptford Township NJ GO	5.000%	7/1/24 (4)	1,210	1,230
West Deptford Township NJ GO	5.000%	7/1/25 (4)	1,260	1,280
West Deptford Township NJ GO	5.000%	7/1/26 (4)	1,000	1,016
				1,723,177
New Mexico (0.3%)
Albuquerque NM GO	5.000%	7/1/24	4,615	5,516
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/29	2,560	3,033
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/30	1,250	1,471
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/31	1,700	1,988
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/32	1,900	2,212
Farmington NM Pollution Control Revenue
(Southern California Edison Co. Four Corners
Project) PUT	1.875%	4/1/20	16,000	16,081

Farmington NM Pollution Control Revenue
(Southern California Edison Co. Four Corners
Project) PUT	1.875%	4/1/20	35,000	34,898
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/18	16,440	17,187
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/19	5,990	6,389
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	1,500	1,649
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/20	1,500	1,631
New Mexico GO	5.000%	3/1/23	15,925	18,767
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/24	900	1,058
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/25	1,000	1,183
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/26	1,025	1,200
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/27	1,435	1,665
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/29	3,000	3,445
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/30	3,000	3,423
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/31	3,685	4,178
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/32	2,500	2,821
				129,795
New York (16.0%)
Amherst NY Development Corp. Student
Housing Facility Revenue	3.500%	10/1/19	1,185	1,241
Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/21	2,575	2,743
Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/22	2,680	2,837
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	1/15/20 (Prere.)	6,735	7,644
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/26	2,500	2,879
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24	1,240	1,443
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24	1,850	2,153
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/25	1,310	1,529
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/25	4,190	4,891

Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/26	1,395	1,631
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	5,470	6,308
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/26	6,775	7,734
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/27	8,560	9,745
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/29	6,315	7,176
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	2,500	2,788
Freeport NY GO	5.000%	1/15/20	2,070	2,277
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/19 (Prere.)	20,000	21,952
Long Island NY Power Authority Electric System
Revenue	5.500%	5/1/19 (Prere.)	28,235	30,929
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	5,800	6,132
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	10,000	11,032
1 Long Island NY Power Authority Electric System
Revenue PUT	1.190%	11/1/18	18,650	18,645
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/20	3,500	3,886
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	2,270	2,278
Nassau County NY GO	5.000%	4/1/22	14,850	17,097
Nassau County NY GO	4.000%	10/1/22	8,755	9,356
Nassau County NY GO	5.000%	4/1/23	15,665	18,267
Nassau County NY GO	4.000%	10/1/23	5,245	5,570
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/21	2,605	2,903
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/25	1,350	1,524
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/26	1,715	1,921
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/27	3,090	3,434
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/24	3,245	3,623
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/25	3,485	3,894
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/26	3,660	4,076
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/27	3,245	3,590

New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/29	1,740	1,904
New York City NY Build NYC Resource Corp.
Revenue (The Chapin School Project)	5.000%	11/1/19	4,000	4,403
New York City NY GO	5.000%	8/1/17 (Prere.)	115	117
New York City NY GO	5.000%	8/1/17 (Prere.)	1,555	1,588
New York City NY GO	5.000%	8/1/17 (Prere.)	1,095	1,118
New York City NY GO	5.000%	10/1/17 (Prere.)	590	606
New York City NY GO	5.000%	8/1/18	5,000	5,295
New York City NY GO	5.250%	8/15/18 (Prere.)	2,130	2,268
New York City NY GO	5.450%	4/1/19 (Prere.)	6,310	6,890
New York City NY GO	5.000%	6/1/19	8,675	9,421
New York City NY GO	5.000%	8/1/19	5,000	5,457
New York City NY GO	5.000%	8/1/19	17,870	19,503
New York City NY GO	5.000%	8/1/19	4,500	4,911
New York City NY GO	5.000%	8/1/19	3,100	3,383
New York City NY GO	5.000%	8/1/19	32,000	34,925
New York City NY GO	5.000%	8/1/20	3,895	3,972
New York City NY GO	5.000%	8/1/20	6,060	6,786
New York City NY GO	5.000%	8/1/20	5,000	5,599
New York City NY GO	5.000%	8/1/20	14,000	15,678
New York City NY GO	5.000%	8/1/20	32,355	35,409
New York City NY GO	5.000%	10/1/20	855	877
New York City NY GO	5.000%	2/1/21	3,875	3,887
New York City NY GO	5.250%	3/1/21	4,255	4,617
New York City NY GO	5.000%	8/1/21	15,750	17,668
New York City NY GO	5.000%	8/1/21	4,000	4,569
New York City NY GO	5.000%	8/1/21	5	5
New York City NY GO	5.000%	8/1/21	5,000	5,711
New York City NY GO	5.000%	8/1/21	10,000	11,422
New York City NY GO	5.000%	8/1/21	58,635	64,170
New York City NY GO	5.250%	9/1/21	14,250	15,184
New York City NY GO	5.000%	10/1/21	7,545	8,646
New York City NY GO	5.000%	8/1/22	6,740	7,830
New York City NY GO	5.000%	8/1/22	2,500	2,904
New York City NY GO	5.000%	8/1/22	18,475	20,693
New York City NY GO	5.000%	8/1/22	6,020	6,743
New York City NY GO	5.000%	8/1/22	7,415	8,614
New York City NY GO	5.000%	8/1/22	6,400	7,435
New York City NY GO	5.000%	8/1/22	32,000	35,021
New York City NY GO	5.250%	8/15/22	25,250	26,849
New York City NY GO	5.000%	8/1/23	5,650	6,642
New York City NY GO	5.000%	8/1/23	3,905	4,591
New York City NY GO	5.000%	8/1/23	11,000	12,718
New York City NY GO	5.000%	8/1/23	3,690	4,348
New York City NY GO	5.000%	8/1/23	7,740	9,121
New York City NY GO	5.000%	8/1/23	2,000	2,189
New York City NY GO	5.250%	8/15/23	21,820	23,181
New York City NY GO	5.000%	10/1/23	4,430	5,137
New York City NY GO	5.000%	4/1/24	17,335	19,894
New York City NY GO	5.000%	8/1/24	20,000	23,602
New York City NY GO	5.000%	8/1/24	4,000	4,621
New York City NY GO	5.000%	8/1/24	16,990	20,174
New York City NY GO	5.000%	8/1/24	8,085	9,020
New York City NY GO	5.000%	8/1/24	5,310	6,063
New York City NY GO	5.250%	8/15/24	23,815	25,281
New York City NY GO	5.000%	10/1/24	4,500	5,215

New York City NY GO	5.000%	10/1/24	5,000	5,729
New York City NY GO	5.000%	8/1/25	5,000	5,767
New York City NY GO	5.000%	8/1/25	10,000	11,948
New York City NY GO	5.000%	8/1/25	3,630	4,337
New York City NY GO	5.000%	8/1/25	15,500	18,519
New York City NY GO	5.000%	8/1/25	3,300	3,769
New York City NY GO	5.000%	10/1/25	10,985	12,710
New York City NY GO	5.000%	4/1/26	10,000	11,455
New York City NY GO	5.000%	4/1/26	3,590	3,862
New York City NY GO	5.000%	8/1/26	9,735	11,310
New York City NY GO	5.000%	8/1/26	5,000	5,764
New York City NY GO	5.000%	8/1/26	14,215	16,515
New York City NY GO	5.000%	10/1/26	23,890	27,628
New York City NY GO	5.000%	4/1/27	14,780	16,876
New York City NY GO	5.000%	8/1/27	6,585	7,622
New York City NY GO	5.000%	8/1/27	20,000	23,849
New York City NY GO	5.000%	8/1/27	4,705	5,353
New York City NY GO	5.000%	10/1/27	15,000	17,303
New York City NY GO	5.000%	8/1/28	18,000	20,435
New York City NY GO	5.000%	8/1/28	9,300	10,815
New York City NY GO	5.000%	3/1/29	27,590	31,868
New York City NY GO	5.000%	5/15/29	7,900	8,513
New York City NY GO	5.000%	8/1/29	9,715	11,205
New York City NY GO	5.000%	3/1/30	16,230	18,652
New York City NY GO	5.000%	8/1/30	10,655	12,236
New York City NY GO	5.000%	8/1/30	5,380	6,222
New York City NY GO	5.000%	8/1/30	6,845	7,861
New York City NY GO	5.000%	8/1/30	23,000	25,742
New York City NY GO	5.000%	3/1/31	33,315	38,017
New York City NY GO	5.450%	4/1/31	250	270
New York City NY GO	4.000%	8/1/31	30,000	31,928
New York City NY GO	5.000%	10/1/31	34,050	38,227
New York City NY GO	5.000%	12/1/31	3,000	3,516
New York City NY GO	4.000%	8/1/32	5,000	5,254
New York City NY GO	5.000%	8/1/32	1,475	1,651
New York City NY GO	5.000%	8/1/33	5,000	5,684
New York City NY GO	5.000%	12/1/33	11,750	13,640
New York City NY GO	5.000%	12/1/34	4,000	4,625
New York City NY GO	4.000%	8/1/35	15,000	15,565
New York City NY GO	5.000%	12/1/35	3,000	3,455
New York City NY GO VRDO	0.620%	2/1/17 LOC	4,900	4,900
New York City NY GO VRDO	0.620%	2/1/17 LOC	6,500	6,500
New York City NY GO VRDO	0.630%	2/1/17	19,700	19,700
New York City NY GO VRDO	0.630%	2/1/17	18,100	18,100
New York City NY GO VRDO	0.630%	2/1/17 LOC	10,700	10,700
New York City NY GO VRDO	0.630%	2/1/17	11,000	11,000
New York City NY GO VRDO	0.630%	2/1/17	6,000	6,000
New York City NY GO VRDO	0.630%	2/1/17	17,900	17,900
New York City NY GO VRDO	0.640%	2/7/17 LOC	3,700	3,700
New York City NY GO VRDO	0.680%	2/7/17 LOC	29,925	29,925
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	3,500	3,810
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	19,200	20,624
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	7/1/26	12,940	14,814

New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/28	17,300	19,861
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	22,000	25,187
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/30	12,500	14,232
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	34,510	34,276
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce
Street)	3.000%	2/15/48	9,000	8,904
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/18 (Prere.)	500	527
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	25,880	29,413
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	35,000	39,778
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	5,000	5,845
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	4,500	4,995
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	41,500	47,071
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	10,000	11,105
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	30,000	33,973
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	9,000	9,994
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	24,500	27,539
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	5,545	6,203
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	17,500	19,577
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	50,000	57,003
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,415	11,813
3 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.760%	2/7/17	18,440	18,440
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.600%	2/1/17	4,220	4,220
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.620%	2/1/17	6,500	6,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.620%	2/1/17	10,600	10,600
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.620%	2/1/17	22,340	22,340
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.620%	2/1/17	29,475	29,475

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.620%	2/1/17	11,675	11,675
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.630%	2/1/17	20,175	20,175
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.630%	2/1/17	26,850	26,850
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.630%	2/1/17	24,500	24,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.630%	2/1/17	5,600	5,600
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.630%	2/1/17	39,050	39,050
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.650%	2/7/17	6,500	6,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.700%	2/7/17	23,700	23,700
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/24	15,830	19,144
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	6,000	7,093
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/19	3,875	4,161
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/23	4,440	4,740
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24	7,040	7,513
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/25 (14)	10,170	10,201
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	13,090	14,029
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25	10,085	12,172
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/26 (14)	7,620	7,643
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	8,185	8,769
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	10,520	11,270
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/27	4,615	4,942
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/28	3,465	3,700
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	11,000	12,945
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/29	3,550	3,676
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	5,000	5,839

New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	9,500	10,132
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/30	9,000	10,457
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/30	5,000	5,798
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	18,000	20,032
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	6,000	6,774
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	5,270	6,065
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	3,950	4,455
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	5,000	5,730
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	10,000	11,412
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/34	10,000	11,392
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/34	10,000	11,340
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/35	10,000	11,350
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	4,580	4,631
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	15,000	16,017
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	6,500	6,941
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	5,000	5,339
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	2,695	2,921
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	3,570	3,928
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	2,535	2,789
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	9,835	10,822
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	13,500	15,241
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	16,030	18,486
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	30,000	33,054
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/22	8,395	9,106
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/23	16,740	19,666
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/23	14,000	16,670
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/24	6,000	6,829
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	6,000	6,948

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	1,000	1,158
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	20,000	24,059
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	1,985	2,388
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	14,245	16,755
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	13,770	16,520
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	10,030	12,033
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	12,220	14,700
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	15,550	18,007
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/25	4,285	4,877
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,000	5,790
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,000	5,790
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,500	6,369
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/26	10,290	11,712
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/26	10,795	12,287
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	2,635	3,051
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	8,620	9,982
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	8,255	9,360
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	1,435	1,662
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	4,000	4,632
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	25,675	29,149
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	10,000	11,344
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/28	5,000	5,867
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/28	7,000	8,277
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	12,000	13,793
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/30	10,000	10,763
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	8,000	8,883
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	19,000	21,543
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	24,475	27,578

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	8,000	9,270
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	12,700	14,368
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	13,750	15,784
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	16,500	18,592
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	4,270	4,890
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/33	17,500	19,778
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	12,150	13,894
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	7,985	9,254
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	13,700	15,737
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	15,910	18,113
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	10,000	11,535
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	27,325	31,196
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	11,150	12,753
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/35	7,000	8,020
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/35	22,020	24,958
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	13,290	15,135
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/36	3,000	3,399
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/36	4,000	4,546
3 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.740%	2/1/17	10,030	10,030
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.620%	2/1/17	3,300	3,300
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.630%	2/1/17	12,100	12,100
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.680%	2/7/17	8,800	8,800
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.620%	2/1/17	2,400	2,400
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)	5.250%	12/1/18 (ETM)	7,600	8,181
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)	5.000%	12/1/26	27,000	32,014
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/33	5,270	6,032
New York Liberty Development Corp. Revenue	5.000%	11/15/31	13,200	14,700
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	14,000	15,788

New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	19,640	23,421
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17 (Prere.)	2,685	2,773
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17 (Prere.)	10,000	10,327
New York Metropolitan Transportation Authority
Revenue	5.750%	7/1/18	1,975	2,107
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	23,500	25,775
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	34,225	38,459
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	19,000	21,759
New York Metropolitan Transportation Authority
Revenue	5.500%	11/15/21 (4)	15,900	18,613
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/22	8,385	9,741
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	6,550	7,623
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	5,000	5,870
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	6,505	7,567
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	10,000	11,847
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	31,000	36,004
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,330	1,528
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,500	1,700
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	10,000	11,333
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	3,000	3,141
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	5,355	6,216
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	2,300	2,632
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	15,000	16,985
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	3,885	4,067
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	1,695	1,930
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	1,500	1,596
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	3,850	4,356
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/27	22,625	25,471
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	15,000	17,372
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	20,500	24,140

New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/28	9,000	10,125
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	13,635	15,774
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/29	20,730	23,297
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	10,260	11,834
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	12,735	14,689
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	12,125	13,682
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	24,500	27,461
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	5,500	6,451
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/31	8,000	8,646
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	5,500	6,163
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	8,500	9,585
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	7,000	8,002
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	12,705	14,189
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	5,480	6,120
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	13,055	14,533
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	5,000	5,671
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/34	19,605	21,753
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	20,300	21,937
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	1.610%	11/1/19	8,000	8,068
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/25	6,125	6,998
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/25	10,360	11,837
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/26	7,245	8,246
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/26	10,910	12,417
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,530	13,095
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,415	12,964
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,274
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	10,500	11,938
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/29	11,500	13,961

New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/30	15,000	18,131
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/32	6,500	7,607
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/33	10,900	12,697
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/34	11,445	13,268
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/35	10,020	11,580
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/36	59,700	68,776
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/36	12,610	14,527
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.620%	2/1/17 LOC	13,550	13,550
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/46	4,600	4,908
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	42,970	45,982
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/17 (Prere.)	5,000	5,163
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	13,245	13,953
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/26	2,500	2,902
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/28	2,000	2,316
New York Metropolitan Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/19	8,040	8,751
1 New York Metropolitan Transportation Authority
Revenue PUT	1.357%	11/1/17	8,765	8,794
1 New York Metropolitan Transportation Authority
Revenue PUT	1.020%	11/15/17	31,200	31,175
New York Metropolitan Transportation Authority
Revenue PUT	5.000%	2/15/20	18,000	19,653
New York Metropolitan Transportation Authority
Revenue VRDO	0.620%	2/1/17 LOC	3,155	3,155
New York Metropolitan Transportation Authority
Revenue VRDO	0.620%	2/1/17 LOC	2,800	2,800
New York Metropolitan Transportation Authority
Revenue VRDO	0.630%	2/7/17 LOC	37,150	37,150
New York State Dormitory Authority	5.000%	2/15/17 (Prere.)	65	65
New York State Dormitory Authority	5.000%	2/15/19 (4)	70	74
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	10,000	11,173
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/22	2,000	2,219
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/24	2,000	2,261
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/28	3,925	4,328
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	2,320	2,608

New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	2,125	2,344
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/30	4,330	4,777
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/18 (Prere.)	2,570	2,715
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/19	430	453
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/20 (Prere.)	215	241
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/21	4,785	5,324
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/22	5,340	5,907
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	6,100	6,738
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/21	19,375	22,363
New York State Dormitory Authority Revenue
(Department of Health)	5.000%	7/1/18	4,885	5,153
New York State Dormitory Authority Revenue
(Department of Health)	5.000%	7/1/19	4,000	4,349
New York State Dormitory Authority Revenue
(Department of Health)	5.000%	7/1/20	6,485	7,229
New York State Dormitory Authority Revenue
(Department of Health)	5.000%	7/1/21	3,500	3,981
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/28	1,070	1,209
New York State Dormitory Authority Revenue
(Fordham University)	5.125%	7/1/29	1,625	1,842
New York State Dormitory Authority Revenue
(Fordham University)	5.200%	7/1/30	1,200	1,348
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/24	9,345	10,842
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	6,500	7,378
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/29	10,000	11,280
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/30	4,500	5,046
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	12,000	13,247
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/26	1,500	1,698
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/29	1,000	1,124
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	1,000	1,120
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/17 (Prere.)	5	5
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/18 (Prere.)	2,520	2,674

New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/18 (Prere.)	2,865	3,040
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	3,195	3,205
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/20 (ETM)	10	11
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/20	13,280	14,860
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/25 (4)	215	227
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	3,500	3,808
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17 (Prere.)	8,000	8,141
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17 (Prere.)	4,000	4,070
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17 (Prere.)	3,300	3,358
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,500	1,657
2 New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/18 (Prere.)	2,000	2,112
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	1,700	1,885
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/25	5,130	6,193
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/26	4,000	4,872
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/34	15,000	17,101
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/35	17,500	19,845
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/36	9,000	10,253
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18 (Prere.)	5,790	6,052
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/18	36,270	38,897
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	12,145	13,087
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	3,075	3,322
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/19	15,000	16,572
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20	37,000	41,034
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20 (Prere.)	20	22

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20 (Prere.)	30	33
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/20	8,000	9,065
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	36,430	41,397
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	12,030	13,349
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	920	1,067
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	3,835	4,447
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	1,340	1,554
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22	33,415	38,710
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/22 (2)	7,000	8,309
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	8,500	10,018
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	4,695	5,382
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	35,885	42,629
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/25	8,500	10,122
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	20,000	24,029
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	47,765	57,716
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	30,480	36,414
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	10,000	11,817
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	19,540	22,357
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	17,630	19,930
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	2,585	2,922
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	10,300	11,975
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	10,035	11,795
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/27	20,000	23,719
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	30,650	34,623
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	15,000	17,808
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	25,000	28,209
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	20,000	21,461
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	11,580	13,638

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,875	3,085
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	10,000	11,599
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	25,000	28,113
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	10,000	11,519
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	1,000	1,093
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	18,905	21,479
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	32,000	35,702
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	20,740	23,922
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	17,240	19,486
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	7,500	8,458
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	1,070	1,205
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	10,135	11,429
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	36,795	41,482
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	17,050	19,616
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/36	5,440	6,230
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	3,475	3,806
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (12)	2,500	2,735
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	10,000	10,951
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	10,000	11,223
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	750	855
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	1,250	1,432
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	7,000	7,791
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	500	583
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	16,355	18,703
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	1,250	1,447
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23 (4)	1,000	1,162
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	19,435	22,059
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	6,290	7,198

New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24	1,000	1,149
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24 (4)	1,500	1,731
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25	7,595	8,634
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25	1,000	1,140
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25 (4)	1,000	1,144
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	750	850
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26 (4)	1,500	1,760
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	4,500	5,023
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27	500	564
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27 (4)	400	451
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28	425	478
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28 (4)	200	224
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29	500	560
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/18	11,570	12,196
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/20	6,815	7,391
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/21	17,750	19,245
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	3,050	3,305
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/19	3,000	3,251
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/22	9,200	10,646
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/28	10,865	12,467
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/29	3,000	3,439
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/30	1,000	1,130
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/26	1,000	1,170
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/27	2,500	2,926
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/35	3,000	3,358
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/36	2,000	2,232
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/18	4,465	4,670
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/19	4,800	5,193

New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/20	15,275	17,014
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/21	16,000	18,266
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/22	19,505	22,687
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/22	43,155	50,195
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/23	2,650	3,133
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/24	20,500	24,518
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	35,000	42,252
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	6,000	6,985
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	27,610	31,890
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	17,625	20,424
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	32,000	36,829
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	1.190%	5/1/32 (10)	3,050	2,776
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	1.190%	5/1/32 (10)	21,375	19,451
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	1.190%	5/1/32 (10)	12,025	10,943
New York State Energy Research &
Development Authority Pollution Control
Revenue (Niagara Mohawk Corp.)	1.950%	12/1/25 (2)	7,900	7,614
New York State Energy Research &
Development Authority Pollution Control
Revenue (Niagara Mohawk Corp.)	1.921%	3/1/27 (2)	1,320	1,272
New York State Energy Research &
Development Authority Pollution Control
Revenue (Niagara Mohawk Corp.)	1.940%	7/1/29 (10)	1,590	1,532
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/18 (Prere.)	7,170	7,728
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/18 (Prere.)	15,795	17,023
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	70	75
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/25	155	166
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/19	4,000	4,364
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/27	10,000	11,356

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/27	5,000	5,880
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/28	11,460	13,014
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	17,830	20,248
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/30	26,230	29,414
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	3,670	4,115
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/33	12,515	14,703
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	10	11
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/23	3,785	4,308
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/24	3,470	3,944
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/25	6,030	6,849
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,345	3,793
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/28	6,150	6,972
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/29	5,315	6,013
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/30	1,835	2,054
New York State GO	4.500%	2/1/18	24,735	25,629
New York State GO	4.500%	2/1/19	10,670	11,396
New York State GO	5.000%	2/1/30	3,000	3,281
New York State GO	5.000%	2/15/30	20,000	22,365
New York State Housing Finance Agency
Housing Revenue (625 W 57th St) VRDO	0.630%	2/7/17 LOC	36,685	36,685
New York State Housing Finance Agency
Housing Revenue (855 6th Avenue) VRDO	0.670%	2/7/17 LOC	28,750	28,750
New York State Housing Finance Agency
Revenue (Service Contract) VRDO	0.640%	2/7/17 LOC	10,360	10,360

New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17 (4)	2,410	2,429
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	600	605
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/19	6,640	7,185
New York State Thruway Authority Revenue	5.000%	5/1/19	12,270	13,255
New York State Thruway Authority Revenue	5.000%	1/1/29	21,195	23,851
New York State Thruway Authority Revenue	5.000%	1/1/31	7,000	7,832
New York State Thruway Authority Revenue	5.000%	1/1/34	4,000	4,489
New York State Thruway Authority Revenue	5.000%	1/1/35	3,000	3,354
New York State Thruway Authority Revenue	5.000%	1/1/36	4,000	4,466
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (Prere.)	6,650	6,697
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (Prere.)	5,650	5,690
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/17 (Prere.)	11,395	11,712
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18	13,260	13,885
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/18 (Prere.)	4,745	5,051
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	5,655	6,009
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	9,890	10,913
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/25	3,000	3,250
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	7,000	7,590
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	21,600	24,247
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	13,505	15,148
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	27,175	30,151
New York State Thruway Authority Revenue
(Personal Income Tax)	5.250%	9/15/17 (Prere.)	7,115	7,311
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	9/15/18 (Prere.)	19,395	20,637
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	7,000	7,511
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/22	22,710	25,083
New York State Urban Development Corp.
Revenue	5.250%	1/1/22	7,500	7,923
New York State Urban Development Corp.
Revenue	4.375%	3/15/22	9,020	9,553
New York State Urban Development Corp.
Revenue	5.000%	12/15/22	2,000	2,152
New York State Urban Development Corp.
Revenue	5.000%	12/15/23	2,615	2,814
New York State Urban Development Corp.
Revenue	5.000%	1/1/26	7,910	8,322
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/17 (Prere.)	4,955	5,133

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	1,775	1,855
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	20,000	21,448
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19	4,185	4,522
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	40,760	45,030
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/20	10,000	11,116
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/20	36,240	40,110
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/21 (14)	10,000	11,602
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/21	18,310	20,249
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	18,695	21,695
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	21,000	24,928
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/23	11,150	13,141
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	35,500	42,224
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	52,210	62,252
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	20,821
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	40,000	47,328
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	22,238
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	6,950	7,491
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	14,910	16,666
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	11,157
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	16,000	18,335
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	28,030	32,121
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	30,000	34,824
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	30,890	35,210
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	28,000	31,916
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/34	30,000	34,380
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/35	21,620	24,689
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/19	3,625	3,885
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/20	8,165	8,992

New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	11,345	12,498
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/22	5,120	5,640
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/25	15,000	15,840
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/17	250	252
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/18	280	291
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/19	350	372
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/27	1,250	1,477
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/30	18,635	20,985
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/31	27,175	31,605
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/33	1,000	1,146
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/35	7,000	7,996
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.500%	12/1/28	25,000	25,497
Suffolk County NY GO	5.000%	5/15/21 (4)	9,280	10,446
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.969%	12/1/29 (2)	4,375	3,899
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	1,645	1,650
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/25	11,000	12,646
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/25	4,500	4,932
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/26	6,050	6,954
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/27	5,500	6,303
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/28	7,000	7,949
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/29	7,500	8,418
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/31	10,000	11,060
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/32	8,445	9,266
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/33	5,000	5,475
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/35	5,000	5,432
Triborough Bridge & Tunnel Authority	5.000%	11/15/18 (Prere.)	15,405	16,477
Triborough Bridge & Tunnel Authority	5.000%	11/15/25	9,570	10,217
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/23	11,000	13,036
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/24	15,000	17,946

Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/26	15,000	17,165
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	15,000	17,127
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	7,415	7,892
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	8,185	9,698
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	10,000	11,769
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/32	4,250	4,977
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	14,900	17,300
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	3,000	3,496
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	5,210	6,071
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	8,350	9,651
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/35	6,065	6,983
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/35	2,500	2,887
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/35	11,000	12,703
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/35	2,045	2,338
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/35	3,460	3,957
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	13,245	15,245
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	8,215	9,367
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	2,500	2,878
United Nations Development Corp. New York
Revenue	5.000%	7/1/21	7,200	7,771
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/29	33,000	38,411
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	5,140	5,936
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	20,825	24,330
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	24,860	29,228
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	15,000	17,568
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	38,500	44,588
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	50,905	58,783
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	30,000	34,541
Westchester County NY GO	5.000%	7/1/21	11,740	13,468
Westchester County NY GO	5.000%	7/1/21 (ETM)	335	385
Westchester County NY GO	5.000%	7/1/21 (ETM)	240	276

Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/20 (Prere.)	870	1,013
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	1,935	2,097
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/30	130	144
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	2,600	2,814
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/32	2,375	2,560
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/33	2,965	3,189
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/25	1,505	1,725
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/27	4,405	5,012
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/28	3,000	3,383
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/29	4,490	5,001
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/30	4,645	5,119
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/31	2,740	3,002
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/32	2,160	2,355
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/34	2,525	2,727
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/35	3,685	3,963
				8,038,561
North Carolina (1.2%)
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/19	2,515	2,733
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/20	5,280	5,888
Cabarrus County NC Installment Financing
Contract Revenue	4.000%	4/1/18	650	673
Cabarrus County NC Installment Financing
Contract Revenue	5.000%	4/1/19	500	541
Cabarrus County NC Installment Financing
Contract Revenue	5.000%	4/1/20	1,810	2,011
Cabarrus County NC Installment Financing
Contract Revenue	5.000%	4/1/21	1,310	1,489
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/18	2,400	2,544
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/20	3,350	3,760
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/25	2,500	3,029
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/28	1,800	2,156
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/29	1,750	2,081
Charlotte NC GO	5.000%	8/1/18	4,270	4,525
Charlotte NC GO	5.000%	12/1/19	7,780	8,588
Charlotte NC GO	5.000%	7/1/22	3,280	3,833

Charlotte NC GO	5.000%	7/1/23	3,355	3,886
Durham Capital Financing Corp. North Carolina
Limited Obligation Revenue	5.000%	6/1/33	3,210	3,647
Durham County NC GO	5.000%	10/1/22	5,020	5,893
Durham County NC GO	5.000%	10/1/23	5,105	6,085
Durham County NC GO	5.000%	10/1/27	8,160	9,963
Durham County NC GO	5.000%	10/1/28	1,945	2,356
Greensboro NC GO	5.000%	2/1/23	2,420	2,858
Guilford County NC GO	5.000%	2/1/21	5,000	5,682
Guilford County NC GO	5.000%	3/1/22	3,220	3,737
Mecklenburg County NC COP	4.750%	2/1/19 (Prere.)	2,500	2,678
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	3,390	3,648
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	1,200	1,291
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	1,000	1,076
Mecklenburg County NC GO	5.000%	3/1/17	1,000	1,004
Mecklenburg County NC GO	5.000%	3/1/19 (Prere.)	3,715	4,007
Mecklenburg County NC GO	5.000%	2/1/21	1,120	1,273
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/27 (4)	9,900	10,667
North Carolina Capital Facilities Financial Solid
Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	4,250	4,515
North Carolina Capital Improvement Revenue	5.000%	5/1/19	15,500	16,809
North Carolina Capital Improvement Revenue	5.000%	5/1/20	15,385	17,147
North Carolina Capital Improvement Revenue	5.000%	5/1/21	13,495	15,379
North Carolina Capital Improvement Revenue	5.000%	5/1/27	30,510	33,439
North Carolina Capital Improvement Revenue	5.000%	5/1/29	28,585	31,349
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (Prere.)	22,510	24,157
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.500%	1/1/19 (Prere.)	3,000	3,248
North Carolina GAN	5.000%	3/1/21	2,060	2,323
North Carolina GAN	5.000%	3/1/24	13,000	15,276
North Carolina GAN	5.000%	3/1/25	19,100	22,645
North Carolina GAN	5.000%	3/1/27	5,955	6,916
North Carolina GAN	5.000%	3/1/29	15,000	17,174
North Carolina GAN PUT	4.000%	3/1/18	11,000	11,185
North Carolina GO	5.000%	3/1/17	1,925	1,932
North Carolina GO	5.000%	3/1/17 (Prere.)	700	702
North Carolina GO	5.000%	5/1/18	11,900	12,498
North Carolina GO	5.000%	6/1/19	14,515	15,795
North Carolina GO	5.000%	6/1/19	5,000	5,441
North Carolina GO	5.000%	6/1/21	5,515	6,315
North Carolina GO	4.000%	5/1/23	39,470	44,325
North Carolina GO	5.000%	6/1/24	9,260	11,145
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/21	8,610	9,706
North Carolina Medical Care Commission Health
Care Facilities Revenue (Cape Fear Valley
Health System)	5.000%	10/1/22	9,155	10,466
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/30	2,435	2,619
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/28	1,250	1,415

North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/29	2,000	2,251
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/27	4,000	4,455
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/31	12,500	13,718
4 North Carolina Medical Care Commission Health
System Revenue (Mission Health System
Inc.)	5.000%	10/1/28	1,050	1,227
4 North Carolina Medical Care Commission Health
System Revenue (Mission Health System
Inc.)	5.000%	10/1/29	1,000	1,161
4 North Carolina Medical Care Commission Health
System Revenue (Mission Health System
Inc.)	5.000%	10/1/31	1,000	1,146
4 North Carolina Medical Care Commission Health
System Revenue (Mission Health System
Inc.)	5.000%	10/1/32	1,800	2,052
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/20	1,375	1,520
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/21	5,000	5,506
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/22	5,000	5,486
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/23	1,825	2,040
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/25	1,035	1,140
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.250%	1/1/18 (ETM)	5,000	5,199
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.250%	1/1/18 (Prere.)	3,085	3,206
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.250%	1/1/18 (Prere.)	2,000	2,078
2 North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/19 (Prere.)	3,205	3,434
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/30	1,295	1,373
North Carolina Revenue	5.000%	11/1/19	5,000	5,501
North Carolina State University at Raleigh
General Revenue	5.000%	10/1/25	2,655	3,136
University of North Carolina University System
Revenue	5.250%	10/1/19 (Prere.)	1,720	1,900
University of North Carolina University System
Revenue	5.250%	10/1/19 (Prere.)	1,590	1,756
Wake County NC GO	5.000%	3/1/18	3,455	3,606
Wake County NC GO	5.000%	3/1/19	4,500	4,859
Wake County NC GO	5.000%	2/1/20	7,500	8,316
Wake County NC GO	5.000%	3/1/20	9,340	10,380
Wake County NC GO	5.000%	3/1/21	5,125	5,836
Wake County NC GO	5.000%	3/1/22	18,150	21,086
Wake County NC GO	5.000%	3/1/23	18,730	22,132

Wake County NC Limited Obligation Revenue	5.000%	6/1/19 (Prere.)	3,000	3,262
Wake County NC Limited Obligation Revenue	5.000%	12/1/20	6,380	7,215
Wake County NC Public Improvement GO	5.000%	9/1/21	2,400	2,763
				616,263
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,500	1,711
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,000	1,140
Burleigh County ND Health Care Revenue (St.
Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,300	1,482
				4,333
Ohio (2.1%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/32	7,500	8,137
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/27	1,000	1,139
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/28	1,210	1,370
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/29	1,315	1,481
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/31	1,000	1,115
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/34	3,540	3,898
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/27	5,830	6,667
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/17	14,645	14,971
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	30,000	33,150
3 Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.750%	2/7/17	7,460	7,460
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.640%	2/1/17 LOC	3,800	3,800
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/17	2,885	2,890
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	1,500	1,566
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	11,430	12,443
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/25	10,000	10,871
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/28	1,035	1,073
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/23	2,375	2,709
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/29	6,120	6,894
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/31	9,145	10,125
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/32	13,480	14,884
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	16,000	16,679

American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/19	13,050	14,065
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/20	10,310	11,355
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	4.000%	2/15/30	1,825	1,905
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	4.000%	2/15/31	1,565	1,623
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	4.000%	2/15/32	1,850	1,907
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/18 (Prere.)	2,100	2,192
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/19 (Prere.)	5,000	5,387
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/19	7,000	7,501
Cincinnati OH City School District GO	5.250%	12/1/20 (14)	7,000	7,939
Cincinnati OH City School District GO	5.250%	6/1/21	3,810	4,239
Cincinnati OH City School District GO	5.250%	12/1/21 (14)	5,710	6,613
Cincinnati OH City School District GO	5.250%	6/1/22	3,180	3,530
Cincinnati OH City School District GO	5.250%	12/1/22 (14)	10,000	11,793
Cleveland OH Airport System Revenue	5.000%	1/1/23 (4)	1,510	1,722
Cleveland OH Airport System Revenue	5.000%	1/1/24 (4)	1,075	1,236
Cleveland OH GO	5.000%	12/1/18	1,000	1,069
Cleveland OH GO	5.000%	12/1/19	1,780	1,958
Cleveland OH Income Tax Revenue	5.000%	10/1/28	5,005	5,782
Cleveland OH Income Tax Revenue	5.000%	10/1/29	4,800	5,517
Cleveland OH Income Tax Revenue	5.000%	10/1/30	10,020	11,476
Cleveland OH Municipal School District GO	5.000%	12/1/26	1,660	1,895
Cleveland OH Municipal School District GO	5.000%	12/1/27	1,000	1,136
Cleveland OH Water Revenue	5.000%	1/1/23	2,400	2,735
Cleveland OH Water Revenue	5.000%	1/1/25	2,500	2,828
Cleveland OH Water Revenue	5.000%	1/1/26	2,250	2,533
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/29	5,000	5,544
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/30	5,225	5,808
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/31	8,640	9,604
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/32	9,060	10,014
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/31	3,175	3,524
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/32	3,340	3,693
Columbus OH City School District GO	4.000%	12/1/17	1,000	1,025
Columbus OH City School District GO	0.000%	12/1/27 (4)	14,060	9,985
Columbus OH City School District GO	0.000%	12/1/29 (4)	11,170	7,306
Columbus OH City School District School
Facilities Construction & Improvement GO	4.000%	12/1/19	2,000	2,116
Columbus OH GO	5.000%	2/15/21	7,190	8,173
Columbus OH GO	5.000%	2/15/22	3,000	3,471
Columbus OH GO	5.000%	7/1/24	5,655	6,802
Columbus OH GO	5.000%	8/15/24	10,295	12,405
Columbus OH GO	5.000%	7/1/25	15,095	18,365

Columbus OH GO	5.000%	7/1/26	19,795	24,203
Columbus OH GO	5.000%	2/15/28	7,435	9,034
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/20 (Prere.)	1,325	1,499
Columbus OH Sewer Revenue	5.000%	6/1/29	12,000	14,258
Columbus OH Sewer Revenue	5.000%	6/1/30	10,250	12,081
Columbus OH Sewer Revenue	5.000%	6/1/32	3,400	3,974
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/20	7,000	7,846
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/21	7,300	8,193
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/26	1,500	1,725
Cuyahoga County OH GO	5.000%	12/1/19	2,120	2,337
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/26	1,500	1,778
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/28	2,000	2,340
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/29	3,715	4,322
Cuyahoga OH Community College District
Revenue	5.000%	2/1/20 (Prere.)	6,610	7,320
Cuyahoga OH Community College District
Revenue	5.000%	2/1/20 (Prere.)	3,470	3,843
Cuyahoga OH Community College District
Revenue	5.000%	2/1/20 (Prere.)	2,500	2,769
Dayton OH City School District GO	5.000%	11/1/21	9,210	10,508
Dayton OH City School District GO	5.000%	11/1/22	5,500	6,350
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33	11,000	11,715
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/20	6,000	6,740
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/28	7,000	8,192
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/29	5,000	5,816
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/30	8,640	10,008
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/31	10,000	11,522
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/32	10,000	11,477
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/33	10,000	11,432
3 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) TOB VRDO	0.780%	2/7/17	4,500	4,500
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/25	1,125	1,232
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/26	700	764
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/31	1,500	1,575
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23	3,250	3,836
Hamilton County OH Sales Tax Revenue	5.000%	12/1/24	3,300	3,930
Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	1,500	1,593
Huber Heights OH City School District GO	4.750%	12/1/19 (Prere.)	890	976
Huber Heights OH City School District GO	4.875%	12/1/19 (Prere.)	150	165
Huber Heights OH City School District GO	5.000%	12/1/19 (Prere.)	1,000	1,103

Huber Heights OH City School District GO	5.000%	12/1/19 (Prere.)	1,000	1,103
Kent State University Ohio Revenue	5.000%	5/1/29	1,000	1,111
Kent State University Ohio Revenue	5.000%	5/1/30	1,750	1,935
Kent State University Ohio Revenue	5.000%	5/1/31	4,000	4,408
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/25	2,675	3,088
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/26	1,170	1,339
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/28	2,255	2,542
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/29	1,745	1,951
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	6,644
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	6,644
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	7,602
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	7,602
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	11,920	13,308
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.750%	11/15/31	6,000	6,895
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/31	2,000	2,230
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.610%	2/1/17 LOC	19,300	19,300
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.610%	2/1/17 LOC	2,700	2,700
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	4/1/19 (Prere.)	1,975	2,135
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/19	5,000	5,487
Ohio Building Authority Revenue (Adult
Correctional Building)	5.250%	4/1/17	5,565	5,607
Ohio Building Authority Revenue (Adult
Correctional Building)	5.125%	4/1/30	1,475	1,634
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	2/1/23	2,075	2,420
Ohio Common Schools GO	5.000%	9/15/19	9,655	10,586
Ohio Common Schools GO	5.000%	6/15/20	7,730	8,648
Ohio GO	5.000%	9/15/19	9,025	9,895
Ohio GO	5.000%	4/1/21	4,440	5,027
Ohio GO	5.000%	9/15/24	12,500	15,011
Ohio GO VRDO	0.710%	2/7/17	5,785	5,785
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/29	4,500	5,055
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.610%	2/1/17	10,615	10,615
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/17 (Prere.)	1,880	1,938
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/17 (Prere.)	980	1,010

Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/26	3,020	3,105
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/19	24,015	26,273
Ohio Highway Capital Improvements GO	5.000%	5/1/19	5,000	5,428
Ohio Highway Capital Improvements GO	5.000%	5/1/27	10,220	11,682
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/27	9,330	9,892
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.125%	1/1/28	11,670	12,398
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.125%	9/1/28	1,130	1,169
Ohio Major New State Infrastructure Project
Revenue	5.500%	6/15/18 (Prere.)	4,000	4,244
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/22	5,235	6,125
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/23	4,000	4,732
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/23	3,250	3,731
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/27	3,150	3,662
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/28	3,310	3,830
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/29	3,475	3,997
Ohio State University General Receipts
Revenue	5.000%	12/1/18 (Prere.)	250	268
Ohio State University General Receipts
Revenue	5.000%	12/1/19 (Prere.)	215	237
Ohio State University General Receipts
Revenue	5.000%	12/1/20	3,535	3,883
Ohio State University General Receipts
Revenue	5.000%	12/1/26	2,250	2,410
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20 (14)	9,000	10,066
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/22	1,750	1,923
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	2,000	2,275
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/29	3,000	3,446
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	7,195	7,821
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.250%	12/1/19	5,775	6,424
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.250%	12/1/20	5,570	6,367
Ohio Water Development Authority Fresh Water
Revenue	5.000%	12/1/18	3,000	3,217
3 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	0.760%	2/7/17	5,860	5,860
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/21	5,310	6,146
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/24	3,325	3,987
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.250%	6/1/18	5,635	5,961
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,000	5,527
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/21	9,160	10,500

Penta Career Center Ohio COP	5.250%	4/1/23	2,480	2,807
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/18 (ETM)	3,520	3,666
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/18 (Prere.)	3,195	3,327
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/18 (Prere.)	3,680	3,833
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.500%	2/15/18 (Prere.)	17,000	17,792
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/23 (4)	8,010	8,737
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/24 (4)	3,335	3,636
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/25 (4)	2,500	2,724
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	2,000	2,177
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/27 (4)	2,000	2,176
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/28 (4)	2,500	2,718
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/31	2,175	2,429
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/22	2,455	2,847
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/29	6,385	7,244
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/30	1,000	1,129
				1,047,132
Oklahoma (0.3%)
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/20	4,000	4,455
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/28	7,500	8,871
4 Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/17	1,055	1,063
4 Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/18	755	784
4 Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/19	795	844
4 Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/20	835	902
4 Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/21	880	962
4 Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/22	925	1,019
4 Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/23	970	1,073
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/24	5,000	5,689
4 Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/24	1,020	1,130
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/25	3,500	3,982
4 Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/25	1,075	1,189
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/26	3,555	4,050

4 Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/26	1,130	1,247
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/27	2,100	2,370
4 Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/27	1,185	1,305
Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/28	2,000	2,237
4 Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/29	1,310	1,419
4 Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/30	1,380	1,486
4 Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/31	1,450	1,552
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/23	2,500	2,934
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/24	1,500	1,778
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/25	3,000	3,544
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/26	2,500	2,935
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/27	3,000	3,500
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/28	2,000	2,322
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/29	2,500	2,886
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/30	2,500	2,871
Oklahoma City OK GO	5.000%	3/1/17	7,335	7,362
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/23	1,500	1,774
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/29	3,600	4,308
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/31	4,255	4,874
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/32	5,000	5,708
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/32	1,850	2,173
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/33	2,500	2,923
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/34	4,385	5,104
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/18 (Prere.)	12,100	12,822
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/25	2,000	2,367
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/26	1,000	1,174
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/27	1,750	2,038

Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/28	1,750	2,039
Oklahoma Development Finance Authority
Health System Revenue (Integris Health
Obligated Group)	5.000%	8/15/29	1,750	2,016
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.875%	1/1/18 (Prere.)	1,045	1,092
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/29	350	403
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/32	3,770	4,236
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/33	6,055	6,771
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/33	1,500	1,688
Oklahoma Turnpike Authority Revenue	5.000%	1/1/27	1,160	1,295
Tulsa County OK Industrial Authority
Educational Facilities Lease Revenue	5.000%	9/1/24	3,500	4,086
Tulsa County OK Industrial Authority
Educational Facilities Lease Revenue	5.000%	9/1/25	6,175	7,263
University of Oklahoma Revenue	5.000%	7/1/29	1,895	2,127
University of Oklahoma Revenue	5.000%	7/1/30	2,230	2,476
University of Oklahoma Revenue	5.000%	7/1/31	2,000	2,221
University of Oklahoma Revenue	5.000%	7/1/32	670	744
				161,483
Oregon (0.8%)
Eugene OR Electric Utility System Revenue	5.000%	8/1/25	1,440	1,743
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	5.000%	5/1/30	550	603
Forest Grove OR Campus Improvement
Revenue (Pacific University Project)	5.000%	5/1/36	2,500	2,676
Multnomah County OR School District GO	5.000%	6/15/19	18,000	19,607
Multnomah County OR School District GO	5.000%	6/15/20	21,515	24,078
Multnomah County OR School District GO	5.000%	6/15/21	36,255	41,515
Oregon Department of Administrative Services
COP	5.000%	5/1/19 (Prere.)	3,130	3,390
Oregon Department of Administrative Services
COP	5.000%	5/1/19 (Prere.)	1,750	1,896
Oregon Department of Administrative Services
COP	5.000%	5/1/19 (Prere.)	2,220	2,405
Oregon Department of Administrative Services
COP	5.000%	5/1/19 (Prere.)	3,520	3,813
Oregon Department of Administrative Services
COP	5.000%	11/1/19 (Prere.)	4,310	4,741
Oregon Department of Administrative Services
COP	5.000%	11/1/19	2,000	2,198
Oregon Department of Administrative Services
COP	5.000%	11/1/20	5,350	5,854
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/17 (Prere.)	5,675	5,715
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	3,500	4,137
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	2,110	2,494
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	1,430	1,690

Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/23	6,355	7,512
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/24	7,000	8,383
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	5,440	6,585
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	2,130	2,534
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	8,015	9,535
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/29	8,000	9,446
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/31	11,010	12,453
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	6,200	6,932
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/32	5,560	6,268
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/33	5,545	6,231
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/24	3,000	3,618
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/27	2,000	2,380
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/28	5,500	6,509
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/29	9,500	11,184
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/30	2,500	2,931
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.250%	5/1/20	7,610	8,433
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.250%	5/1/21	7,500	8,471
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	6/1/32	4,000	4,471
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	6/1/33	4,000	4,450
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/22	1,000	1,162
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/23	1,250	1,469
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/26	1,810	2,095
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/27	2,000	2,302
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/28	2,500	2,863
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/29	1,420	1,618
Oregon Facilities Authority Revenue (Samaritan
Health Services Project)	5.000%	10/1/26	1,080	1,225
Oregon Facilities Authority Revenue (Samaritan
Health Services Project)	5.000%	10/1/27	2,725	3,058
Oregon Facilities Authority Revenue (Samaritan
Health Services Project)	5.000%	10/1/28	3,965	4,420

Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/27	595	685
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/29	750	851
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/30	700	794
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/31	700	793
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/32	1,000	1,128
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/33	1,100	1,238
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/34	1,280	1,436
Oregon Facilities Authority Revenue (University
of Portland)	5.000%	4/1/35	1,200	1,340
Oregon GO	5.000%	5/1/18	1,500	1,575
Oregon GO	5.000%	11/1/18	3,750	4,007
Oregon GO	5.000%	5/1/19	2,770	3,003
Oregon GO	5.000%	5/1/21 (Prere.)	1,570	1,792
Oregon GO	5.000%	5/1/21 (Prere.)	2,415	2,757
Oregon GO	5.000%	5/1/21 (Prere.)	5,165	5,896
Oregon GO	5.000%	5/1/21 (Prere.)	5,685	6,489
Oregon GO	5.000%	5/1/21 (Prere.)	3,370	3,847
Oregon GO	5.000%	5/1/21 (Prere.)	1,490	1,701
Oregon GO	5.000%	5/1/21 (Prere.)	2,460	2,808
Oregon GO	5.000%	5/1/21 (Prere.)	2,755	3,145
Oregon GO	5.000%	5/1/21 (Prere.)	2,890	3,299
Oregon GO	5.000%	5/1/21 (Prere.)	1,760	2,009
Oregon GO	5.000%	5/1/31	2,915	3,331
Oregon GO	5.000%	5/1/32	2,060	2,346
Oregon GO	5.000%	11/1/32	1,440	1,655
Oregon GO (Oregon University System
Projects)	5.250%	8/1/28	1,650	1,893
Oregon GO (Oregon University System
Projects)	5.250%	8/1/28	2,585	2,966
Oregon GO (Oregon University System
Projects)	5.250%	8/1/29	2,725	3,085
Oregon GO (Oregon University System
Projects)	5.250%	8/1/30	2,865	3,238
Oregon GO (Oregon University System
Projects)	5.250%	8/1/30	2,050	2,317
Oregon GO (Oregon University System
Projects)	5.250%	8/1/31	3,015	3,401
Port of Portland OR International Airport
Revenue	5.000%	7/1/29	1,650	1,925
Port of Portland OR International Airport
Revenue	5.000%	7/1/30	1,000	1,159
Port of Portland OR International Airport
Revenue	5.000%	7/1/32	1,065	1,220
Port of Portland OR International Airport
Revenue	5.000%	7/1/34	3,000	3,407
Portland OR Sewer System Revenue	5.000%	6/1/20	43,210	48,353
				407,982
Pennsylvania (4.6%)
Allegheny County PA GO	5.000%	11/1/19 (Prere.)	15,000	16,495
Allegheny County PA GO	5.000%	11/1/25	7,445	8,782

Allegheny County PA GO	5.000%	11/1/29	12,000	13,916
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University) VRDO	0.600%	2/1/17	7,100	7,100
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/21 (Prere.)	1,290	1,490
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/21 (Prere.)	2,720	3,142
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.314%	2/1/21	11,490	11,486
3 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.670%	2/1/17 LOC	5,000	5,000
3 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.670%	2/1/17 LOC	8,395	8,395
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	17,000	19,507
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/23	3,400	3,963
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/24	2,500	2,942
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	12/1/34 (4)	2,000	2,054
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/24	2,795	3,065
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/25	2,500	2,716
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/26	2,000	2,156
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/28	2,310	2,471
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/29	3,740	3,985
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/31	3,000	3,173
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	4,500	2,520
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.700%	4/2/18	16,100	7,110
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	6/1/19 (15)	2,000	2,156
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/31	1,825	2,040
Canonsburg-Houston PA Joint Authority Sewer
Revenue	5.000%	12/1/32	1,915	2,132
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	12,500	14,088
Central Bucks County PA School District GO	5.000%	5/15/20 (ETM)	625	697
Central Bucks County PA School District GO	5.000%	5/15/20	1,645	1,835
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/21 (4)	3,940	4,343

Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25	875	990
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/32	7,000	7,692
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.500%	1/1/18 (ETM)	2,460	2,561
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.500%	1/1/18	275	286
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.750%	1/1/19 (Prere.)	3,075	3,341
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.000%	1/1/19 (Prere.)	3,770	4,113
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.750%	1/1/20	340	366
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.000%	1/1/21	420	453
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/19 (Prere.)	7,060	7,831
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/29	7,740	8,451
Delaware County PA GO	5.000%	10/1/17	2,250	2,313
Delaware County PA GO	5.000%	10/1/18	2,360	2,516
Delaware County PA GO	5.000%	10/1/21	1,645	1,891
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	4,850	5,339
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) VRDO	0.580%	2/1/17	11,800	11,800
Lancaster County PA Hospital Authority Health
System Revenue (University of Pennsylvania
Health System)	5.000%	8/15/26	6,540	7,743
Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/28	1,420	1,643
Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/29	1,385	1,594
Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/33	3,000	3,380
Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/34	3,000	3,362
Lancaster County PA Solid Waste Management
Authority Solid Waste Disposal System
Revenue	5.000%	12/15/33	5,750	6,414
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	10/1/21	1,000	1,128
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	10/1/22	1,000	1,145

Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	10/1/24	525	609
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	10/1/25	1,085	1,259
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	10/1/26	600	697
Middletown PA School District GO	5.000%	3/1/31	3,030	3,339
Middletown PA School District GO	5.000%	3/1/32	3,375	3,708
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/29	6,995	7,765
Montgomery County PA GO VRDO	0.610%	2/1/17	2,150	2,150
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	7,000	7,842
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	5,765	6,116
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/27	6,000	6,653
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	8,500	9,253
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/23	8,000	8,837
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/24	4,365	4,839
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/25	7,840	8,648
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/26	5,250	5,828
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/27	3,000	3,294
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/29	3,850	4,172
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/31	8,350	8,955
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/32	9,055	9,680
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	4,000	3,955
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.500%	4/1/20	3,250	3,213
Montour PA School District GO	5.000%	4/1/32 (4)	3,245	3,642
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	5.625%	7/1/30	3,750	3,829

Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	5.750%	7/1/35	6,925	7,068
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/18 (Prere.)	1,000	1,059
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.125%	8/15/18 (Prere.)	1,000	1,061
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/18 (Prere.)	1,000	1,063
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/18 (Prere.)	1,500	1,595
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/18 (Prere.)	3,000	3,189
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/24	2,815	3,225
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/25	2,025	2,324
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/27	2,835	3,243
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/29	5,205	5,862
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/30	7,720	8,624
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/31	8,130	9,035
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/36	6,790	7,358
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	2,795	3,089
Pennsylvania Economic Development Financing
Authority Pollution Control Revenue (PPL
Electric Utilities Corp. Project)	4.000%	10/1/23	17,500	18,607
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/23	1,250	1,443
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/24	3,000	3,496
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/25	2,180	2,540
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/26	3,000	3,466
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/27	4,705	5,396
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/29	6,000	6,803

Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31	12,965	14,501
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32	6,865	7,644
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/33	10,000	11,093
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	10,000	11,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/18	1,950	2,061
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/19	4,700	5,123
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/20	20,000	21,757
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/21	10,000	10,700
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/22	4,355	4,355
Pennsylvania GO	5.000%	5/1/19	15,000	16,187
Pennsylvania GO	5.000%	7/1/19	14,925	16,182
Pennsylvania GO	5.000%	6/1/21	20,000	22,540
Pennsylvania GO	5.000%	7/1/21	32,365	36,537
Pennsylvania GO	5.375%	7/1/21	4,950	5,666
Pennsylvania GO	5.000%	6/1/22	19,450	22,250
Pennsylvania GO	4.000%	7/1/23	13,000	14,137
Pennsylvania GO	5.000%	11/15/23	4,705	5,316
Pennsylvania GO	5.000%	8/15/24	24,500	28,461
Pennsylvania GO	5.000%	3/15/25	7,000	8,124
Pennsylvania GO	5.000%	4/1/25	7,500	8,615
Pennsylvania GO	5.000%	9/15/26	34,500	40,294
Pennsylvania GO	5.000%	9/15/27	25,375	29,652
Pennsylvania GO	5.000%	3/15/28	21,000	23,906
Pennsylvania GO	4.000%	10/15/28	11,550	12,299
Pennsylvania GO	4.000%	8/15/29 (4)	17,000	18,039
Pennsylvania GO	4.000%	6/15/30	24,400	25,266
Pennsylvania GO	4.000%	8/15/30 (4)	19,000	19,982
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/20	2,560	2,860
Pennsylvania Higher Education Assistance
Agency Revenue	5.000%	12/15/21	1,830	2,029
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/32	8,500	8,734
Pennsylvania Higher Educational Facilities
Authority Revenue	4.000%	6/15/33	10,000	10,220
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/27	1,745	1,919
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	1,300	1,440
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,125	4,534

Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/24	1,435	1,580
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/25	1,670	1,826
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/26	1,690	1,837
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/25	2,065	2,341
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/26	1,140	1,286
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,259
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/28	3,085	3,451
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/30	2,985	3,315
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/31	3,500	3,884
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/19 (2)	2,935	3,205
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/27	700	789
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/28	1,650	1,854
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/30	500	558
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/32	1,000	1,108
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	3/1/21 (Prere.)	2,405	2,734
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/23	8,220	9,753
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/24	7,000	8,406
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/25	5,000	6,083
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/26	4,625	5,564
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	10/1/26	9,550	11,488
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/31	500	538
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/33	5,805	6,392

Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.000%	10/1/18	2,000	2,095
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/19	2,000	2,176
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/20	1,500	1,680
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/18 (Prere.)	12,180	12,947
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/18 (Prere.)	17,530	18,634
Pennsylvania State University Revenue	5.000%	9/1/21	620	712
Pennsylvania State University Revenue	5.000%	9/1/21	1,400	1,607
Pennsylvania State University Revenue	5.000%	9/1/26	1,250	1,519
Pennsylvania State University Revenue	5.000%	9/1/26	3,000	3,645
Pennsylvania State University Revenue	4.000%	9/1/27	4,800	5,337
Pennsylvania State University Revenue	5.000%	9/1/28	5,000	5,993
Pennsylvania State University Revenue	5.000%	9/1/29	5,000	5,951
Pennsylvania State University Revenue	5.000%	9/1/29	1,150	1,369
Pennsylvania State University Revenue	5.000%	9/1/30	1,650	1,952
Pennsylvania State University Revenue	5.000%	9/1/30	1,750	2,070
Pennsylvania State University Revenue	4.000%	9/1/35	1,650	1,726
Pennsylvania State University Revenue	5.000%	9/1/35	1,350	1,559
Pennsylvania State University Revenue	4.000%	9/1/36	1,730	1,804
Pennsylvania State University Revenue	5.000%	9/1/36	1,325	1,525
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/23	1,770	2,042
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/24	1,825	2,096
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/25	2,190	2,498
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/26	2,165	2,457
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/23	2,895	3,363
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/26	1,460	1,714
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/27	1,600	1,851
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/18 (Prere.)	2,500	2,631
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/18 (Prere.)	12,345	13,033
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	8,585	9,326
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	3,535	3,840
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	9,020	9,788
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	40,980	44,468
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	4,520	4,910
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	4,715	5,149
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	7,280	8,014
1 Pennsylvania Turnpike Commission Revenue	1.930%	12/1/20	22,700	22,912
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/20 (Prere.)	1,710	1,950
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/20 (Prere.)	1,790	2,066
1 Pennsylvania Turnpike Commission Revenue	1.640%	12/1/21	37,500	37,379
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	6,930	7,557
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	16,660	18,236
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	27,855	32,044
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24 (4)	8,395	9,657
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	11,910	13,681
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	37,630	43,227

Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	1,250	1,372
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	9,845	11,260
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	35,000	40,136
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (4)	35,000	40,632
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	1,500	1,647
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	2,320	2,648
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	5,275	6,016
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/27	1,335	1,466
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	5,140	5,819
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/28	3,500	3,556
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,000	1,095
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,000	1,139
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/28	4,015	4,419
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	7,635	8,595
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,030	3,398
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	2,000	2,266
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/30	5,000	5,593
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,000	4,513
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/31	6,890	7,666
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	25,500	28,657
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	3,785	4,254
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	1,500	1,633
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31	6,185	6,878
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/31	8,210	9,167
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	14,615	16,139
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	31,195	34,919
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	3,250	3,638
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33	9,950	10,905
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	4,500	4,535
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	4,940	5,461
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	23,000	25,645
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,620	2,885
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	4,000	4,373
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	22,500	24,456
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	4,000	4,357
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	30,410	33,275
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/36	20,000	21,674
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	4,000	4,345
3 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.780%	2/7/17 (12)	3,245	3,245
Philadelphia PA Airport Revenue	5.000%	6/15/23	2,000	2,196
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/26	5,000	5,705
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/24	6,500	7,576
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/25	7,820	9,194
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/26	12,860	14,981
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/27	6,750	7,797
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/28	3,500	4,016
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/29	2,500	2,853

Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/34	3,250	3,623
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/35	7,135	7,927
Philadelphia PA Gas Works Revenue	5.000%	10/1/21	7,170	7,951
Philadelphia PA Gas Works Revenue	5.000%	10/1/23	5,550	6,277
Philadelphia PA Gas Works Revenue	5.000%	8/1/24	6,400	7,269
Philadelphia PA Gas Works Revenue	5.000%	10/1/24	1,800	2,047
Philadelphia PA Gas Works Revenue	5.000%	10/1/25	2,500	2,851
Philadelphia PA Gas Works Revenue	5.000%	10/1/29	4,275	4,805
Philadelphia PA GO	5.000%	8/1/23	7,310	8,374
Philadelphia PA GO	5.000%	8/1/26	9,000	10,357
Philadelphia PA GO	5.000%	8/1/29	5,000	5,608
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	6.250%	7/1/23	9,100	9,221
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/26	4,275	4,308
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	6,040	6,077
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	3,500	3,792
Philadelphia PA School District GO	5.000%	9/1/21	5,000	5,382
Philadelphia PA School District GO	5.000%	6/1/24 (4)(3)	2,000	2,237
Philadelphia PA School District GO	5.000%	9/1/25 (15)	34,410	38,714
Philadelphia PA School District GO	5.000%	9/1/26	2,295	2,507
Philadelphia PA School District GO	5.000%	9/1/32	2,100	2,237
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/20	1,300	1,445
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/20 (Prere.)	3,000	3,365
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/23	2,300	2,653
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/23	2,000	2,322
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/24	3,800	4,451
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/26	5,500	6,319
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/26	6,000	7,135
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/27	3,810	4,554
Philadelphia PA Water & Waste Water Revenue	4.000%	7/1/34	6,380	6,531
Philadelphia PA Water & Waste Water Revenue	4.000%	7/1/35	11,000	11,213
Plum Borough PA School District GO	5.000%	9/15/23 (15)	1,000	1,149
Pocono Mountain PA School District GO	4.000%	9/1/22 (4)	2,155	2,355
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/18 (Prere.)	17,165	18,276
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	12,835	13,440
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	6,638
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,416
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	5/15/20 (Prere.)	2,440	2,720
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/25	15,385	16,792
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/27	2,465	2,677
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/24 (15)	2,635	3,065

State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/25 (15)	2,880	3,345
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/26 (15)	3,445	3,958
State Public School Building Authority
Pennsylvania College Revenue (Delaware
County Community College Project)	5.000%	10/1/27 (15)	3,130	3,572
State Public School Building Authority
Pennsylvania College Revenue (Montgomery
County Community College)	5.000%	5/1/24	3,290	3,775
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/24	21,000	23,375
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/25 (4)	9,505	10,563
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/26 (4)	31,500	35,041
Unionville-Chadds Ford PA School District GO	5.000%	6/1/24	1,255	1,489
Unionville-Chadds Ford PA School District GO	5.000%	6/1/25	1,750	2,098
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue	5.000%	9/15/17 (ETM)	3,990	4,093
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.000%	3/15/19 (Prere.)	2,650	2,862
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	3/15/19 (Prere.)	9,000	9,815
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/19 (Prere.)	11,250	12,407
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/27	12,500	13,704
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/28	2,375	2,602
Upper Merion PA Area School District GO	4.000%	1/15/26	1,000	1,105
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/19	1,235	1,311
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.250%	7/1/20	1,330	1,448
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/25	4,500	4,837
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/32	15,000	16,713
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/21	1,015	1,118
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/22	1,160	1,274

Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/23	1,350	1,480
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/24	1,420	1,552
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/25	1,465	1,601
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/30	6,185	6,755
				2,289,772
Puerto Rico (0.2%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19 (14)	10,430	10,551
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20 (14)	18,245	18,457
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	24,290	24,572
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,250
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	10,000	10,553
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/21 (13)(3)	5,300	5,880
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/19 (Prere.)	255	281
				75,544
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.500%	8/1/28	9,805	11,238
Rhode Island & Providence Plantations GO	5.500%	8/1/30	3,610	4,149
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/28	500	567
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/32	650	722
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/35	1,575	1,729
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/37	500	546
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/19 (Prere.)	20,000	21,868
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/19 (Prere.)	25,000	27,335
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/27	2,000	2,345
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.500%	9/1/23 (Prere.)	6,000	7,210
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	6.000%	9/1/23 (Prere.)	5,500	6,777
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/25	5,000	5,252
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/26	5,000	5,236
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/31	3,000	3,050
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/24	2,350	2,631
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/25	4,500	5,055

Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/26	2,000	2,251
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/18 (Prere.)	2,880	3,007
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.625%	5/15/18 (Prere.)	3,210	3,357
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.750%	5/15/18 (Prere.)	3,500	3,665
Tobacco Settlement Financing Corp. Rhode
Island Revenue	2.250%	6/1/41	6,015	6,022
				124,012
South Carolina (1.0%)
Aiken County SC Consolidated School District	5.000%	3/1/24	7,980	9,509
Beaufort County SC School District GO	5.000%	3/1/18	3,800	3,967
Beaufort County SC School District GO	5.000%	3/1/21	3,245	3,684
Berkeley County SC School District Revenue	5.000%	3/1/18	3,670	3,831
Berkeley County SC Utility Revenue	5.000%	6/1/30	8,170	9,303
Charleston County SC GO	5.000%	11/1/21	2,765	3,194
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/27	10,000	11,572
Charleston SC Waterworks & Sewer Capital
Improvement Revenue	5.000%	1/1/20	3,075	3,401
Columbia SC Waterworks & Sewer System
Revenue	4.000%	2/1/29	1,750	1,898
Columbia SC Waterworks & Sewer System
Revenue	4.000%	2/1/30	1,000	1,070
Columbia SC Waterworks & Sewer System
Revenue	4.000%	2/1/31	1,000	1,061
Columbia SC Waterworks & Sewer System
Revenue	4.000%	2/1/32	1,250	1,320
Dorchester County SC School District No. 2
Installment Purchase Revenue	4.000%	12/1/25	8,805	9,491
Dorchester County SC School District No. 2
Installment Purchase Revenue	4.000%	12/1/26	9,760	10,419
Florence County SC School District GO	5.000%	3/1/18	2,730	2,850
Greenville County SC Hospital Revenue
(Greenville Hospital System)	4.125%	5/1/17	5,315	5,355
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/18	2,655	2,775
Greenville County SC School District Installment
Revenue	5.500%	12/1/19	32,480	36,105
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/24	1,000	1,154
Kershaw County SC Public Schools Foundation
Installment Purchase Revenue	5.000%	12/1/25	1,080	1,251
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/26	6,220	6,878
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/35	3,000	3,278
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/36	5,040	5,495
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/37	11,305	12,290
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/26	1,000	1,140
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/27	2,075	2,354

Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/30	1,000	1,116
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/31	2,500	2,778
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/33	2,750	3,037
Newberry County SC School District Installment
Purchase Revenue	5.000%	12/1/26	4,000	4,629
Newberry County SC School District Installment
Purchase Revenue	5.000%	12/1/29	3,390	3,859
Newberry County SC School District Installment
Purchase Revenue	5.000%	12/1/30	5,210	5,914
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20	14,100	15,452
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22 (14)	9,950	8,823
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23 (14)	8,780	7,509
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/23	1,335	1,537
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	2,400	1,986
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	13,620	14,036
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	2,000	2,321
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	3,535	3,907
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	3,000	3,505
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	8,020	8,823
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	8,600	9,403
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	2,800	3,061
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/23	2,000	2,326
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/24	2,300	2,694
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/26	2,000	2,305
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/27	2,500	2,865
South Carolina Educational Facilities Authority
Revenue (Furman University) VRDO	0.600%	2/1/17	22,800	22,800
South Carolina GO	5.000%	4/1/18	2,400	2,513
South Carolina GO	5.000%	4/1/19	2,495	2,701
South Carolina GO	5.000%	4/1/19	7,825	8,471
South Carolina GO	5.000%	8/1/19	10,465	11,446
South Carolina GO	5.000%	10/1/19	4,530	4,979
South Carolina Higher Education Revenue
(Clemson University)	5.000%	5/1/20	4,410	4,914
South Carolina Higher Education Revenue
(Clemson University)	5.000%	5/1/21	2,380	2,712
South Carolina Higher Education Revenue
(Clemson University)	5.000%	5/1/22	4,860	5,638
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/18	2,000	2,075
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/27	3,710	4,217
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/28	2,500	2,817

South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/29	2,185	2,448
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23 (4)	6,275	6,561
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	6,200	6,471
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/25 (4)	6,925	7,213
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/27	11,740	12,720
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/27 (4)	13,550	14,080
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/28	7,850	8,437
South Carolina Public Service Authority
Revenue	5.000%	12/1/23	10,000	11,705
South Carolina Public Service Authority
Revenue	5.000%	12/1/24	13,900	16,399
South Carolina Public Service Authority
Revenue	5.000%	12/1/25	5,615	6,620
South Carolina Public Service Authority
Revenue	5.000%	12/1/27	4,295	4,986
South Carolina Public Service Authority
Revenue	5.000%	12/1/28	15,130	17,450
South Carolina Public Service Authority
Revenue	5.000%	12/1/29	6,065	6,954
South Carolina Public Service Authority
Revenue	5.000%	12/1/30	10,510	11,999
South Carolina Public Service Authority
Revenue	5.000%	12/1/31	13,980	15,877
South Carolina Public Service Authority
Revenue	5.000%	12/1/32	8,535	9,655
South Carolina Public Service Authority
Revenue	5.000%	12/1/33	10,465	11,792
South Carolina Public Service Authority
Revenue	5.000%	12/1/35	3,000	3,374
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/18	5,185	5,516
Sumter Two School Facilities Inc. South
Carolina Installment Purchase Revenue	5.000%	12/1/24 (15)	1,000	1,155
Sumter Two School Facilities Inc. South
Carolina Installment Purchase Revenue	5.000%	12/1/25 (15)	1,440	1,668
				524,894
South Dakota (0.0%)
Educational Enhancement Funding Corp. South
Dakota Tobacco Settlement Revenue	5.000%	6/1/23	1,000	1,127
South Dakota Building Authority Revenue	5.000%	6/1/33	4,000	4,500
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/23	650	759
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/24	650	762
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/25	600	695
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/26	675	773

South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/27	1,025	1,164
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/28	825	929
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/29	1,415	1,580
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.250%	11/1/29	2,000	2,142
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/34	8,250	8,996
				23,427
Tennessee (1.0%)
Chattanooga TN Electric System Revenue	5.000%	9/1/28	2,315	2,734
Chattanooga TN Electric System Revenue	5.000%	9/1/31	2,250	2,618
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/23	650	739
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/24	745	850
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/26	1,485	1,660
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/28	2,400	2,644
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/29	5,325	5,826
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/30	5,615	6,100
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/32	6,520	7,000
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/33	6,340	6,776
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/34	2,590	2,751
Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	0.690%	2/1/17 LOC	4,000	4,000
Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	0.690%	2/1/17 LOC	6,885	6,885
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/18 (Prere.)	6,045	6,342
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.375%	4/1/18 (Prere.)	5,835	6,130
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.000%	4/1/19	1,145	1,231
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.000%	4/1/20	3,480	3,839
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/23	2,235	2,328
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.375%	4/1/28	2,165	2,247
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/31	5,880	6,677

Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/32	8,780	9,896
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/33	9,240	10,380
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/34	7,725	8,643
Knox County TN GO	5.000%	4/1/18	2,105	2,204
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/21	2,500	2,764
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/22	1,100	1,234
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/23	4,860	5,507
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/35	5,360	5,901
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/36	4,000	4,390
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/37	6,420	7,024
Memphis TN GO	5.000%	5/1/28	3,145	3,528
Memphis TN GO	5.000%	5/1/30	1,715	1,914
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/19	13,085	14,259
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/32	7,000	8,185
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Ascension Health
Credit Group) PUT	1.550%	11/3/20	9,695	9,567
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/27	1,000	1,073
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	7/1/35	5,000	5,513
1 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) PUT	1.260%	4/1/17 (Prere.)	5,640	5,640
1 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) PUT	1.260%	10/1/17	5,860	5,860
Montgomery County TN Public Building
Authority Pooled Financial Revenue
(Tennessee County Loan Pool) VRDO	0.690%	2/1/17 LOC	3,300	3,300

Shelby County TN GO	4.750%	3/1/18	5,525	5,756
Shelby County TN GO	5.000%	4/1/19	400	433
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	108
Shelby County TN GO	5.000%	4/1/24	2,000	2,392
Shelby County TN GO	5.000%	4/1/26	4,000	4,852
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/18	7,180	7,582
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/19	2,000	2,165
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.630%	2/1/17 (4)	40,065	40,065
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	39,340	40,149
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/18	57,705	60,845
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	50	56
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	10,135	11,324
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	10,960	12,320
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/25	5,815	6,579
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	1,550	1,803
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	18,000	20,572
Tennessee GO	5.000%	5/1/17 (Prere.)	2,075	2,097
Tennessee GO	5.000%	8/1/17	3,165	3,232
Tennessee GO	4.000%	8/1/18	2,500	2,612
Tennessee GO	5.000%	8/1/18	2,565	2,718
Tennessee GO	5.000%	8/1/19	2,165	2,369
Tennessee GO	5.000%	8/1/19	4,000	4,376
Tennessee GO	5.000%	8/1/20	2,200	2,473
Tennessee GO	5.000%	8/1/20	2,500	2,810
Tennessee GO	5.000%	8/1/21	2,000	2,298
Tennessee GO	5.000%	8/1/21	3,420	3,930
Tennessee GO	5.000%	8/1/22	3,000	3,515
Tennessee GO	5.000%	8/1/22	2,000	2,344
Tennessee GO	5.000%	8/1/23	3,525	4,198
Tennessee GO	5.000%	9/1/27	2,000	2,383
Tennessee GO	5.000%	9/1/27	4,300	5,124
Tennessee GO	5.000%	9/1/28	1,850	2,193
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	7/1/37	1,980	2,095
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/22	3,000	3,513
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/23	3,520	4,174
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/24	2,500	2,997
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/25	5,000	5,959

Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/26	2,055	2,425
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/27	2,305	2,705
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/28	1,555	1,813
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/29	1,400	1,623
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/31	1,500	1,728
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/34	1,150	1,310
				492,174
Texas (9.9%)
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/26	2,670	3,151
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,500	1,762
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/29	3,090	3,582
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/31	3,055	3,499
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/33	3,755	4,266
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/34	3,945	4,463
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/35	4,140	4,667
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/36	4,350	4,890
Aldine TX Independent School District GO	5.000%	2/15/20	5,000	5,538
Aldine TX Independent School District GO	4.000%	2/15/31	12,120	12,820
Aldine TX Independent School District GO	4.000%	2/15/32	12,660	13,336
Alief TX Independent School District GO	5.000%	2/15/26	2,635	3,182
Allen TX Independent School District GO	5.000%	2/15/31	1,000	1,166
Allen TX Independent School District GO	5.000%	2/15/32	1,000	1,161
Arlington TX Independent School District GO	5.000%	2/15/20	1,705	1,888
Arlington TX Independent School District GO	5.000%	2/15/24	4,500	5,343
4 Austin TX Airport System Revenue	5.000%	11/15/33	2,000	2,295
4 Austin TX Airport System Revenue	5.000%	11/15/34	2,200	2,512
4 Austin TX Airport System Revenue	5.000%	11/15/37	4,500	5,091
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (14)	24,215	23,838
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/23	1,250	1,442
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/24	1,000	1,163
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/25	1,500	1,758
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/26	1,000	1,168
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/28	1,750	2,019
Austin TX Electric Utility System Revenue	5.000%	11/15/25	4,750	5,440
4 Austin TX Electric Utility System Revenue	5.000%	11/15/33	6,015	6,954
4 Austin TX Electric Utility System Revenue	5.000%	11/15/34	3,935	4,528
4 Austin TX Electric Utility System Revenue	5.000%	11/15/35	3,000	3,436
Austin TX GO	5.000%	9/1/29	2,855	3,330
Austin TX GO	5.000%	9/1/30	1,240	1,439
Austin TX GO	5.000%	9/1/31	2,140	2,471
Austin TX GO	5.000%	9/1/33	4,315	4,944
Austin TX Independent School District GO	5.000%	8/1/24	3,500	4,184
Austin TX Independent School District GO	5.000%	8/1/25	3,000	3,624
Austin TX Independent School District GO	5.000%	8/1/27	6,185	7,442
Austin TX Independent School District GO	5.000%	8/1/30	1,225	1,420

Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	350	403
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	2,500	2,755
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/30	5,000	5,713
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/31	4,000	4,550
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/32	10,705	12,157
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/32	10,000	11,667
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/33	11,410	12,910
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/33	5,000	5,806
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/34	12,075	13,611
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/34	5,545	6,408
Bexar County TX GO	5.000%	6/15/20	3,400	3,793
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/19	12,595	13,097
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/19	12,925	13,429
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/20	13,265	13,766
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20	13,580	14,082
Camino Real Texas Mobility Authority Revenue	5.000%	2/15/21	1,780	1,785
Carrollton-Farmers Branch TX Independent
School District GO	4.000%	2/15/20	5,060	5,454
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/18	250	258
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/19	735	780
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/20	1,550	1,684
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20 (Prere.)	2,925	3,286
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20	1,150	1,274
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/21	1,170	1,290
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/21 (Prere.)	4,000	4,626
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/22	750	838
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/23	725	820
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/24	2,375	2,703
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/24	1,180	1,333
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	4,650	3,428
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/25	1,350	1,533
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	6,490	4,571

Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/27	7,850	5,290
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/27	1,035	1,165
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/28	5,500	3,531
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/28	1,275	1,428
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/29	5,220	3,196
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/30	4,355	2,543
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/30	1,000	1,101
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/30	2,750	3,057
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/31	4,880	2,711
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/31	1,275	1,394
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/32	1,985	2,161
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/33	4,000	2,009
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	1,440	1,571
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	1,310	1,420
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	2,000	2,191
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	3,500	3,734
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/34	4,000	1,890
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/34	1,245	1,353
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/34	1,355	1,462
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/34	3,700	4,036
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/35	4,950	2,218
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/35	2,500	2,707
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/35	2,000	2,152
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/35	3,350	3,641
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/36	3,250	3,522
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/37	5,525	2,263
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/38	3,500	1,377
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/39	4,500	1,682

Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/40	5,700	2,032
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/25	5,080	5,722
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/26	4,305	4,841
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/27	5,995	6,732
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/28	6,180	6,940
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	3,190	3,582
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/30	6,535	7,294
Conroe TX Independent School District GO	5.000%	2/15/26	8,190	9,214
Conroe TX Independent School District GO	5.000%	2/15/27	9,005	10,778
Conroe TX Independent School District GO	5.000%	2/15/28	7,650	9,081
Corpus Christi TX GO	4.000%	3/1/21	3,000	3,275
Corpus Christi TX GO	5.000%	3/1/24	6,180	7,289
Corpus Christi TX GO	5.000%	3/1/25	2,000	2,382
Corpus Christi TX GO	5.000%	3/1/29	5,235	5,960
Corpus Christi TX GO	5.000%	3/1/30	5,495	6,229
Corpus Christi TX GO	5.000%	3/1/31	5,770	6,517
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/20	2,720	3,013
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/23	9,695	11,423
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	5,000	6,050
Dallas County TX Community College GO	5.000%	2/15/20	6,950	7,701
Dallas County TX GO	5.000%	8/15/22	3,700	4,313
Dallas County TX GO	5.000%	8/15/23	3,170	3,754
Dallas County TX GO	5.000%	8/15/24	4,175	4,992
Dallas County TX GO	5.000%	8/15/25	6,500	7,852
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/24	8,000	9,265
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/25	8,360	9,720
Dallas County TX Utility & Reclamation District
GO	5.250%	2/15/25 (2)	11,245	11,265
Dallas County TX Utility & Reclamation District
GO	5.250%	2/15/25 (2)	11,245	11,265
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/26	8,000	9,309
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/27	8,160	9,550
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/18 (Prere.)	11,385	12,092
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/18 (Prere.)	14,130	15,008
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/27	2,295	2,643
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/29	1,195	1,367
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/30	2,160	2,463

Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/35	1,300	1,483
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23 (12)	9,880	10,615
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24 (12)	8,345	8,944
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25 (12)	5,050	5,413
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26 (12)	1,650	1,764
Dallas TX GO	5.000%	2/15/22 (ETM)	45	52
Dallas TX GO	5.000%	2/15/22	22,840	25,545
Dallas TX GO	5.000%	2/15/23	11,000	12,417
Dallas TX GO	5.000%	2/15/25	3,000	3,416
Dallas TX GO	5.000%	2/15/28	5,635	6,346
Dallas TX GO	5.000%	2/15/34	3,000	3,241
Dallas TX Independent School District GO	5.000%	2/15/24	17,450	19,632
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/18	2,000	2,130
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/21	10,000	11,472
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/28	7,335	8,196
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/28	2,235	2,598
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/29	6,360	7,106
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/29	14,950	17,337
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	14,195	15,941
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	6,680	7,423
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/30	12,500	14,457
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/31	7,750	8,689
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/32	5,775	6,455
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/33	9,000	10,029
Denton County TX GO	5.000%	7/15/21	1,500	1,715
Denton County TX GO	5.000%	7/15/24	1,500	1,796
Denton County TX GO	5.000%	7/15/25	1,555	1,882
Denton County TX GO	4.000%	7/15/32	3,000	3,190
Denton County TX GO	4.000%	7/15/33	2,000	2,115
Duncanville TX Independent School District GO	5.000%	2/15/30	10,785	12,474
Duncanville TX Independent School District GO	5.000%	2/15/31	11,120	12,784
El Paso TX GO	4.000%	8/15/30	3,400	3,613
El Paso TX GO	5.000%	8/15/31	4,000	4,598
El Paso TX GO	5.000%	8/15/31	2,985	3,432
El Paso TX GO	5.000%	8/15/32	3,625	4,148
El Paso TX GO	5.000%	8/15/34	4,570	5,173
El Paso TX GO	5.000%	8/15/35	4,795	5,407
El Paso TX GO	5.000%	8/15/36	4,000	4,493
El Paso TX GO	5.000%	8/15/36	5,035	5,656
4 El Paso TX Independent School District GO	5.000%	8/15/35	5,380	6,204
4 El Paso TX Independent School District GO	5.000%	8/15/36	5,000	5,748
4 El Paso TX Independent School District GO	5.000%	8/15/37	3,000	3,443
El Paso TX Water & Sewer Revenue	5.000%	3/1/25	1,050	1,250
Fort Bend County TX GO	5.000%	3/1/19	4,970	5,356

Fort Bend County TX GO	5.000%	3/1/20	2,500	2,769
Fort Bend County TX GO	5.000%	3/1/21	2,750	3,115
Fort Worth TX GO	4.000%	3/1/18	1,490	1,538
Fort Worth TX GO	5.000%	3/1/24	9,070	10,716
Fort Worth TX GO	5.000%	3/1/25	10,155	12,122
Fort Worth TX GO	5.000%	3/1/26	10,235	12,283
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/21	5,000	5,670
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29	6,155	6,841
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/30	6,430	7,062
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/31	6,255	6,869
Frisco TX GO	5.000%	2/15/19	2,010	2,168
Frisco TX Independent School District GO	5.000%	8/15/24	4,000	4,785
Frisco TX Independent School District GO	5.000%	8/15/25	3,235	3,910
Frisco TX Independent School District GO	5.000%	8/15/26	3,000	3,612
Garland TX Independent School District GO	5.000%	2/15/22	3,000	3,457
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/31	2,875	2,469
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/32	5,320	4,554
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/33	18,100	15,466
Grapevine-Colleyville TX Independent School
District GO	5.000%	8/15/23	1,000	1,183
Grapevine-Colleyville TX Independent School
District GO	5.000%	8/15/24	1,715	2,051
Grapevine-Colleyville TX Independent School
District GO	5.000%	8/15/25	2,390	2,889
Grapevine-Colleyville TX Independent School
District GO	5.000%	8/15/26	1,000	1,194
Grapevine-Colleyville TX Independent School
District GO	5.000%	8/15/28	3,000	3,536
Gulf Coast TX Industrial Development Authority
Revenue (ExxonMobil Project) VRDO	0.600%	2/1/17	33,345	33,345
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.620%	2/1/17	27,950	27,950
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.000%	2/15/19 (ETM)	4,000	4,309
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/23	2,000	2,332
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/24	3,000	3,532
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/28	3,110	3,603
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/29	7,340	8,462
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital)	5.000%	10/1/30	2,185	2,503
Harris County TX Flood Control District GO	5.000%	10/1/26	6,000	7,090
Harris County TX Flood Control District GO	5.000%	10/1/27	5,000	5,873
Harris County TX Flood Control District GO	5.000%	10/1/28	3,000	3,501

Harris County TX Flood Control District GO	5.000%	10/1/29	2,000	2,320
Harris County TX Flood Control District GO	5.000%	10/1/29	10,000	11,737
Harris County TX GO	5.000%	10/1/17	4,000	4,111
Harris County TX GO	5.000%	10/1/17	4,705	4,836
Harris County TX GO	5.000%	10/1/18	4,090	4,357
Harris County TX GO	5.000%	10/1/20	1,020	1,148
Harris County TX GO	5.000%	10/1/21	8,000	9,012
Harris County TX GO	5.000%	8/15/25	4,000	4,776
Harris County TX GO	5.000%	10/1/25	8,000	9,655
Harris County TX GO	5.000%	10/1/25	5,755	6,946
Harris County TX GO	5.000%	8/15/26	2,500	2,996
Harris County TX GO	5.000%	10/1/27	6,335	7,548
Harris County TX GO	5.000%	10/1/28	6,660	7,879
Harris County TX GO	5.000%	10/1/29	6,490	7,628
Harris County TX GO	5.000%	10/1/30	5,405	6,323
Harris County TX GO	5.000%	8/15/34	3,120	3,537
Harris County TX GO	5.000%	10/1/35	4,215	4,823
Harris County TX GO	5.000%	10/1/36	6,545	7,467
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.000%	12/1/18 (Prere.)	5,000	5,524
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital)	5.000%	10/1/24	8,500	9,243
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/19 (Prere.)	3,000	3,297
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/19 (Prere.)	6,475	7,117
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/19 (Prere.)	5,665	6,227
3 Harris County TX Metropolitan Transit Authority
Revenue TOB VRDO	0.780%	2/7/17	7,745	7,745
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.625%	11/1/18 (Prere.)	4,535	4,891
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.875%	11/1/18 (Prere.)	3,640	3,941
Harris County TX Metropolitan Transportation
Authority Lease Revenue	6.000%	11/1/18 (Prere.)	4,295	4,660
Harris County TX Sports Authority Revenue	0.000%	11/15/23 (14)	7,000	5,389
Harris County TX Sports Authority Revenue	5.000%	11/15/24	1,480	1,705
Harris County TX Sports Authority Revenue	5.000%	11/15/25	1,000	1,140
Harris County TX Sports Authority Revenue	5.000%	11/15/26	1,000	1,135
Harris County TX Sports Authority Revenue	5.000%	11/15/27	1,530	1,726
Harris County TX Sports Authority Revenue	5.000%	11/15/28	5,100	5,788
Harris County TX Sports Authority Revenue	5.000%	11/15/29	12,000	13,547
Harris County TX Sports Authority Revenue	5.000%	11/15/30	5,000	5,617
Harris County TX Toll Road Revenue	5.000%	8/15/20	2,000	2,183
Harris County TX Toll Road Revenue	5.000%	8/15/25	3,375	3,847
Harris County TX Toll Road Revenue	5.000%	8/15/27	22,160	25,224
Harris County TX Toll Road Revenue	5.000%	8/15/32	4,000	4,631
Houston TX Airport System Revenue	5.000%	7/1/18	1,750	1,842
Houston TX Airport System Revenue	5.000%	7/1/19	1,750	1,843
Houston TX Airport System Revenue	5.000%	7/1/20	2,130	2,241
Houston TX Airport System Revenue	5.000%	7/1/25	1,000	1,121
Houston TX Airport System Revenue	5.000%	7/1/26	3,000	3,362
Houston TX Community College System GO	5.000%	2/15/17	1,000	1,002

Houston TX Community College System
Revenue	5.000%	4/15/21 (10)	3,145	3,155
Houston TX GO	5.000%	3/1/21	2,000	2,263
Houston TX GO	5.000%	3/1/22	5,000	5,748
Houston TX GO	5.000%	3/1/22	12,250	14,082
Houston TX GO	5.000%	3/1/23	4,000	4,651
Houston TX GO	5.000%	3/1/23	16,680	18,995
Houston TX GO	5.000%	3/1/24	1,860	2,175
Houston TX GO	5.000%	3/1/25	1,600	1,889
Houston TX GO	5.000%	3/1/26	10,000	11,676
Houston TX GO	5.000%	3/1/26	10,000	11,840
Houston TX GO	5.000%	3/1/27	9,750	11,451
Houston TX GO	5.000%	3/1/30	4,000	4,567
Houston TX GO	5.000%	3/1/31	5,180	5,901
Houston TX GO	5.000%	3/1/32	3,840	4,352
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/17 (2)	13,760	13,661
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/18 (2)	16,285	15,860
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/21 (2)	22,720	19,842
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/26	1,650	1,902
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/28	2,090	2,382
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/29	1,500	1,701
Houston TX Independent School District GO	5.000%	2/15/19	2,000	2,157
Houston TX Independent School District GO	5.000%	2/15/20	4,500	4,984
Houston TX Independent School District GO	5.000%	2/15/20	6,000	6,651
Houston TX Independent School District GO	5.000%	2/15/21	15,895	17,984
Houston TX Independent School District GO	5.000%	2/15/24	8,000	9,498
Houston TX Independent School District GO	5.000%	2/15/25	5,000	6,005
Houston TX Independent School District GO	5.000%	2/15/26	7,595	9,170
Houston TX Independent School District GO	5.000%	2/15/27	10,375	12,418
Houston TX Independent School District GO
PUT	3.000%	6/1/18	60,420	61,871
Houston TX Independent School District GO
PUT	1.375%	6/1/19	10,000	9,941
Houston TX Utility System Revenue	5.000%	5/15/23	7,000	8,200
Houston TX Utility System Revenue	5.000%	11/15/23	3,000	3,539
Houston TX Utility System Revenue	5.000%	5/15/24	9,000	10,650
Houston TX Utility System Revenue	5.000%	5/15/25	5,000	5,896
Houston TX Utility System Revenue	5.000%	11/15/27	6,000	7,031
Houston TX Utility System Revenue	5.250%	11/15/29	13,250	14,972
Houston TX Utility System Revenue	5.000%	11/15/30	14,670	16,499
Houston TX Utility System Revenue	5.000%	11/15/30	8,020	9,020
Houston TX Utility System Revenue	5.000%	11/15/30	15,000	17,794
Houston TX Utility System Revenue	4.000%	11/15/31	17,535	18,479
Houston TX Utility System Revenue	5.000%	11/15/31	10,335	11,624
Houston TX Utility System Revenue	5.000%	11/15/31	10,000	11,247

Houston TX Utility System Revenue	5.000%	11/15/32	10,000	11,247
Houston TX Utility System Revenue	5.000%	11/15/32	8,190	9,211
Houston TX Utility System Revenue	5.000%	11/15/34	3,800	4,313
Houston TX Utility System Revenue	5.000%	11/15/35	20,000	23,004
Houston TX Utility System Revenue	5.000%	11/15/36	20,040	22,941
1 Houston TX Utility System Revenue PUT	1.560%	5/1/20	10,000	9,958
Humble TX Independent School District GO	5.000%	2/15/21	5,125	5,799
Humble TX Independent School District GO	5.500%	2/15/24	14,235	17,396
Judson TX Independent School District	5.000%	2/1/23	2,000	2,342
Judson TX Independent School District	5.000%	2/1/24	2,000	2,367
Katy TX Independent School District GO	5.000%	2/15/18	1,450	1,511
4 Klein TX Independent School District GO	5.000%	8/1/35	2,000	2,305
4 Klein TX Independent School District GO	5.000%	8/1/37	3,000	3,442
Lake Travis TX Independent School District GO	5.000%	2/15/33	2,665	2,950
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/25	5,000	6,006
Laredo TX Community College District GO	5.000%	8/1/22	1,500	1,721
Laredo TX Community College District GO	5.000%	8/1/30	2,000	2,267
Laredo TX Community College District GO	5.000%	8/1/32	1,250	1,406
Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,675
Laredo TX Independent School District GO	5.000%	8/1/24	4,340	5,173
Leander TX Independent School District GO	0.000%	8/16/24	8,500	7,023
Leander TX Independent School District GO	0.000%	8/16/25	10,000	7,927
Lone Star College System Texas GO	5.000%	2/15/21	3,650	4,127
Lone Star College System Texas GO	5.000%	2/15/21	1,140	1,289
Lone Star College System Texas GO	5.000%	2/15/27	1,790	2,149
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	105	114
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.000%	5/15/29	10,000	10,962
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	2,380	2,568
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	9,070	9,771
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	10,000	10,830
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	4,000	4,371
Lower Colorado River Authority Texas Revenue	5.000%	5/15/32	13,955	15,518
Lower Colorado River Authority Texas Revenue	5.000%	5/15/33	8,500	9,421
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/24	2,220	2,599
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/24	1,025	1,200
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/25	1,350	1,590
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/31	1,350	1,546
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/31	1,635	1,850
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/32	1,400	1,579
Lubbock TX GO	5.000%	2/15/23	700	809
Lubbock TX GO	5.000%	2/15/27	5,735	6,393

Lubbock TX GO	5.000%	2/15/29	4,335	4,832
Lubbock TX GO	5.000%	2/15/30	6,660	7,344
Lubbock TX GO	4.000%	2/15/31	1,500	1,587
Lubbock TX GO	5.000%	2/15/31	4,120	4,543
Lubbock TX GO	4.000%	2/15/32	1,425	1,501
Lubbock TX GO	4.000%	2/15/33	1,000	1,047
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care CentersInc. Project)	5.125%	2/15/30	1,000	1,052
Montgomery County TX GO	5.000%	3/1/28	20,225	24,075
Montgomery County TX GO	5.000%	3/1/31	16,450	19,177
Montgomery County TX GO	5.000%	3/1/32	16,910	19,625
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(MRC Crestview Project)	4.000%	11/15/26	2,000	1,882
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.000%	1/1/24	1,300	1,353
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.250%	1/1/29	1,500	1,536
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.500%	1/1/35	1,400	1,427
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/29	725	769
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/30	845	895
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/35	1,000	1,041
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/25	2,250	2,499
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/30	12,500	13,367
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/35	8,300	8,724
North East TX Independent School District GO	5.000%	8/1/19	11,455	12,528
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/25	1,350	1,513
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/26	1,415	1,590
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/27	1,485	1,663
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/28	1,560	1,737
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/29	1,640	1,814
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/30	1,470	1,612
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/36	9,000	9,662

North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/18 (Prere.)	7,410	7,965
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/18 (Prere.)	5,895	6,336
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/18 (Prere.)	5,250	5,643
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/18 (Prere.)	6,225	6,691
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/18 (Prere.)	8,920	9,588
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/18 (Prere.)	8,040	8,642
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/18	3,925	4,170
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/20	6,935	7,791
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/21	7,275	8,347
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/22	6,000	7,005
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/23	7,000	8,281
North Texas Tollway Authority System Revenue	5.500%	1/1/18	4,000	4,159
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	3,855	4,031
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	3,460	3,618
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	19,380	20,265
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	36,270	37,927
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	22,840	23,884
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	17,275	18,064
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	9,680	10,122
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	2,620	2,859
North Texas Tollway Authority System Revenue	6.000%	1/1/19	15,000	15,649
North Texas Tollway Authority System Revenue	6.000%	1/1/20	2,720	2,831
North Texas Tollway Authority System Revenue	6.000%	1/1/21	5,085	5,285
North Texas Tollway Authority System Revenue	6.000%	1/1/22	3,205	3,334
North Texas Tollway Authority System Revenue	5.000%	1/1/23	7,750	8,952
North Texas Tollway Authority System Revenue	5.000%	1/1/23	1,865	2,139
North Texas Tollway Authority System Revenue	6.250%	2/1/23	46,470	51,652
North Texas Tollway Authority System Revenue	5.000%	1/1/24	9,000	10,489
North Texas Tollway Authority System Revenue	5.000%	1/1/24	1,400	1,621
North Texas Tollway Authority System Revenue	6.000%	1/1/24	2,425	2,515
North Texas Tollway Authority System Revenue	5.000%	1/1/25	3,300	3,871
North Texas Tollway Authority System Revenue	5.000%	1/1/25	8,000	9,235
North Texas Tollway Authority System Revenue	5.000%	1/1/25	2,000	2,335
North Texas Tollway Authority System Revenue	6.000%	1/1/25	625	650
North Texas Tollway Authority System Revenue	6.000%	1/1/25	1,360	1,418
North Texas Tollway Authority System Revenue	5.000%	1/1/26	10,000	11,510
North Texas Tollway Authority System Revenue	6.000%	1/1/26	540	561
North Texas Tollway Authority System Revenue	5.000%	1/1/27	4,100	4,705
North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,000	2,297
North Texas Tollway Authority System Revenue	6.000%	1/1/27	490	509
North Texas Tollway Authority System Revenue	6.000%	1/1/28	600	651
North Texas Tollway Authority System Revenue	5.500%	9/1/28	1,250	1,440
North Texas Tollway Authority System Revenue	5.000%	1/1/29	5,000	5,685
North Texas Tollway Authority System Revenue	5.250%	9/1/29	4,130	4,699
North Texas Tollway Authority System Revenue	5.000%	1/1/30	5,250	5,929
North Texas Tollway Authority System Revenue	5.000%	9/1/30	3,150	3,522

North Texas Tollway Authority System Revenue	5.000%	9/1/30	9,000	10,064
North Texas Tollway Authority System Revenue	5.000%	1/1/31	5,000	5,614
North Texas Tollway Authority System Revenue	5.000%	1/1/31	12,400	13,699
North Texas Tollway Authority System Revenue	5.000%	1/1/31	11,040	12,402
North Texas Tollway Authority System Revenue	5.000%	1/1/31	15,180	17,043
North Texas Tollway Authority System Revenue	5.000%	9/1/31	4,000	4,463
North Texas Tollway Authority System Revenue	5.000%	9/1/31	28,500	31,802
North Texas Tollway Authority System Revenue	5.000%	1/1/32	16,290	18,205
North Texas Tollway Authority System Revenue	5.000%	1/1/32	3,595	4,061
North Texas Tollway Authority System Revenue	5.000%	1/1/32	48,000	53,678
North Texas Tollway Authority System Revenue	5.000%	1/1/33	10,225	11,382
North Texas Tollway Authority System Revenue	5.000%	1/1/33	43,500	48,454
North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,500	1,680
North Texas Tollway Authority System Revenue	5.000%	1/1/34	33,000	36,613
North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,000	1,116
North Texas Tollway Authority System Revenue	5.000%	1/1/35	6,500	7,188
North Texas Tollway Authority System Revenue	5.000%	1/1/36	1,800	2,002
Northside Independent School District Texas
GO	4.000%	2/15/18	1,000	1,032
Northside Independent School District Texas
GO	5.000%	2/15/23	3,110	3,651
Northside Independent School District Texas
GO	5.000%	6/15/23	3,015	3,558
Northside Independent School District Texas
GO	5.000%	2/15/24	5,000	5,937
Northwest Independent School District Texas
GO	5.000%	2/15/25	10,000	12,011
Northwest Independent School District Texas
GO	5.000%	2/15/26	6,380	7,571
Northwest TX Independent School District GO	4.000%	2/15/20	3,240	3,493
Pasadena TX GO	4.000%	2/15/29	1,000	1,078
Pasadena TX GO	4.000%	2/15/30	1,750	1,866
Plano TX Independent School District GO	5.000%	2/15/19	7,500	8,083
Plano TX Independent School District GO	5.000%	2/15/21	7,000	7,920
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/25	1,000	1,130
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/26	700	793
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/27	900	1,012
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/28	705	789
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/29	1,420	1,575
Red River TX Education Finance Corp. Revenue
(Edwards University Project)	4.000%	6/1/36	1,000	955
Richardson TX Independent School District GO	5.000%	2/15/21	3,000	3,405
Round Rock TX Independent School District GO	5.000%	8/1/19	5,360	5,856
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	16,100	16,400
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/18	18,985	20,011
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	22,010	24,043
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/20	9,465	10,579

SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/21	3,010	3,383
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/23	200	231
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/25	4,105	4,819
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/27	910	1,084
Sabine River Authority TX Pollution Control
Revenue (Southwestern Electric Power Co.
Project)	4.950%	3/1/18 (14)	16,000	16,545
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/20	1,000	1,106
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/20	5,860	6,486
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	20,000	23,088
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	42,060	49,314
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/24	15,515	18,409
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/25	14,750	17,695
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/30	2,710	3,081
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/31	3,000	3,395
San Antonio TX Electric & Gas Systems
Revenue	4.000%	2/1/32	16,950	17,925
San Antonio TX GO	5.000%	8/1/17 (Prere.)	5,685	5,804
San Antonio TX GO	5.000%	8/1/17 (Prere.)	6,030	6,157
San Antonio TX GO	5.000%	2/1/23	12,630	14,824
San Antonio TX GO	5.000%	2/1/25	10,000	11,997
San Antonio TX GO	5.000%	2/1/26	2,500	2,926
San Antonio TX GO	5.000%	2/1/26	5,800	6,917
San Antonio TX GO	5.000%	2/1/27	4,045	4,916
San Antonio TX GO	5.000%	2/1/27	1,750	2,048
San Antonio TX GO	5.000%	2/1/27	4,915	5,822
San Antonio TX GO	5.000%	2/1/28	1,000	1,163
San Antonio TX GO	5.000%	2/1/29	1,250	1,446
San Antonio TX Independent School District GO	5.000%	8/15/27	5,840	7,030
San Antonio TX Water Revenue	5.000%	5/15/33	6,210	7,194
San Antonio TX Water Revenue	5.000%	5/15/34	7,000	8,071
San Antonio TX Water Revenue	5.000%	5/15/35	6,500	7,465
Schertz-Cibolo-Universal City TX Independent
School District GO	3.000%	2/1/18	2,060	2,101
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/19 (Prere.)	4,375	4,800
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/19 (Prere.)	2,250	2,468
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/19 (Prere.)	9,100	9,983
Spring Branch TX Independent School District
GO	5.000%	2/1/20	7,000	7,745

Spring Branch TX Independent School District
GO	5.000%	2/1/20	3,830	4,238
Spring Branch TX Independent School District
GO	5.000%	2/1/21	2,500	2,826
Spring TX Independent School District GO	5.000%	8/15/24	5,080	6,058
Spring TX Independent School District GO	5.000%	8/15/25	3,655	4,403
Spring TX Independent School District GO	5.000%	8/15/28	7,850	9,227
Spring TX Independent School District GO	5.000%	8/15/29	4,315	5,051
Spring TX Independent School District GO	5.000%	8/15/32	6,165	7,108
4 Spring TX Independent School District GO	5.000%	8/15/33	8,565	9,934
4 Spring TX Independent School District GO	5.000%	8/15/34	8,995	10,384
4 Spring TX Independent School District GO	5.000%	8/15/35	6,000	6,900
4 Spring TX Independent School District GO	5.000%	8/15/36	6,915	7,928
4 Spring TX Independent School District GO	5.000%	8/15/37	5,000	5,723
Stephen F Austin TX State University Revenue	5.000%	10/15/24	650	763
Stephen F Austin TX State University Revenue	5.000%	10/15/25	600	709
Stephen F Austin TX State University Revenue	5.000%	10/15/26	1,400	1,655
Stephen F Austin TX State University Revenue	5.000%	10/15/29	1,000	1,158
Sugar Land TX GO	5.000%	2/15/30	3,445	3,770
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/28	3,750	4,376
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/29	5,500	6,385
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/30	3,000	3,442
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/31	1,500	1,710
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/32	2,750	3,121
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	4.000%	11/15/34	3,000	3,061
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	4.000%	11/15/35	3,500	3,557
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	4.000%	11/15/36	2,000	2,026
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	21,880	24,947
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20 (Prere.)	2,985	3,346
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20 (Prere.)	13,495	15,128
2 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/20 (Prere.)	23,855	26,742
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/17	8,570	8,710

Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/18	9,000	9,463
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/19	9,455	10,214
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	16,500	17,778
Temple TX GO	5.250%	8/1/17 (Prere.)	1,665	1,702
Temple TX GO	5.250%	8/1/17 (Prere.)	1,525	1,559
Texas A&M University System Permanent
University Fund Revenue	5.000%	7/1/19	3,335	3,636
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/21	9,425	10,740
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/22	10,935	12,686
Texas A&M University System Revenue
Financing System Revenue	5.000%	7/1/30	3,940	4,392
Texas GO	5.000%	8/1/17	3,165	3,232
Texas GO	5.000%	10/1/19	6,335	6,963
Texas GO	5.000%	10/1/20	3,845	4,332
Texas GO	5.000%	10/1/20	3,000	3,380
Texas GO	5.000%	4/1/21	5,150	5,864
Texas GO	5.000%	10/1/22	19,055	22,325
Texas GO	5.000%	10/1/24	4,000	4,806
Texas GO	5.000%	10/1/25	5,420	6,574
Texas GO	5.000%	10/1/26	8,000	9,478
Texas GO	5.000%	4/1/27	10,000	11,699
Texas GO	5.000%	10/1/27	33,600	39,235
Texas GO	5.000%	10/1/27	5,295	6,239
Texas GO	5.000%	10/1/28	31,975	37,110
Texas GO	5.000%	10/1/35	12,000	14,033
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	16,305	16,856
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/20	5,000	5,491
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/21	6,000	6,701
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	10,510	11,782
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/22	4,400	4,901
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/22	3,645	4,132
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	8,000	8,874
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	1,650	1,890
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/25	5,000	5,489
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	6.250%	12/15/26	32,710	38,575
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/27	12,000	13,020
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/29	20,955	22,575
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/31	12,125	12,923

Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/32	2,500	2,656
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	445	443
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	32,000	36,736
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	47,510	55,276
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	1/1/18	2,550	2,557
Texas State University System Financing
System Revenue	5.000%	3/15/25	750	872
Texas State University System Financing
System Revenue	5.000%	3/15/27	1,200	1,378
Texas State University System Financing
System Revenue	5.000%	3/15/28	3,870	4,281
Texas State University System Financing
System Revenue	5.000%	3/15/30	3,255	3,585
Texas State University System Financing
System Revenue	5.000%	3/15/31	4,480	4,931
Texas State University System Financing
System Revenue	5.000%	3/15/33	1,500	1,745
Texas State University System Financing
System Revenue	5.000%	3/15/34	1,200	1,389
Texas State University System Financing
System Revenue	5.000%	3/15/35	1,500	1,729
Texas State University System Financing
System Revenue	5.000%	3/15/36	1,500	1,723
Texas Transportation Commission GO	5.000%	4/1/20	9,500	10,571
Texas Transportation Commission GO	5.000%	4/1/21	4,800	5,466
Texas Transportation Commission GO	5.000%	4/1/21	5,500	6,263
Texas Transportation Commission GO	5.000%	4/1/22	14,000	16,246
Texas Transportation Commission GO	5.000%	4/1/22	10,245	11,932
Texas Transportation Commission GO	5.000%	4/1/22	5,000	5,802
Texas Transportation Commission GO	5.000%	10/1/22	7,000	8,201
Texas Transportation Commission GO	5.000%	10/1/23	13,000	15,434
Texas Transportation Commission GO	5.000%	4/1/24	6,000	7,159
Texas Transportation Commission GO	5.000%	10/1/24	20,670	24,837
Texas Transportation Commission GO	5.000%	4/1/25	10,050	11,941
Texas Transportation Commission GO	5.000%	10/1/25	33,700	40,329
Texas Transportation Commission GO	5.000%	4/1/26	13,550	15,937
Texas Transportation Commission GO	5.000%	4/1/27	3,635	4,370
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/20	14,910	16,799
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/21	3,500	4,027
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/25	16,250	19,711
1 Texas Transportation Commission Mobility Fund
GO PUT	1.040%	10/1/18	75,000	74,957
Texas Transportation Commission Revenue	5.000%	10/1/19	6,000	6,595
Texas Transportation Commission Revenue	5.000%	10/1/19	10,000	10,991
Texas Transportation Commission Revenue	5.000%	4/1/20	5,000	5,569
Texas Transportation Commission Revenue	5.000%	10/1/20	20,750	23,402
Texas Transportation Commission Revenue	5.000%	4/1/21	17,500	19,950
Texas Transportation Commission Revenue	5.000%	4/1/22	13,490	15,683
Texas Transportation Commission Revenue	5.000%	10/1/24	35,000	42,056
Texas Transportation Commission Revenue	5.000%	10/1/25	25,355	30,756

1 Texas Transportation Commission Revenue
PUT	1.010%	4/1/17	12,000	12,000
Texas Transportation Commission Revenue
PUT	4.000%	10/1/21	11,500	12,568
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/29	4,000	4,436
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/30	10,375	11,434
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/31	36,155	39,721
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/32	15,000	16,668
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/32	40,730	44,606
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/33	54,915	59,951
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	10,135	11,030
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (ETM)	3,515	3,307
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (2)	6,485	6,048
Texas Water Development Board Revenue	4.000%	4/15/20	2,300	2,488
Texas Water Development Board Revenue	5.000%	4/15/20	3,185	3,545
Texas Water Development Board Revenue	5.000%	7/15/20	3,800	4,142
Texas Water Development Board Revenue	5.000%	10/15/20	1,000	1,127
Texas Water Development Board Revenue	5.000%	4/15/21	3,000	3,415
Texas Water Development Board Revenue	5.000%	4/15/21	4,950	5,635
Texas Water Development Board Revenue	5.000%	10/15/21	3,300	3,795
Texas Water Development Board Revenue	5.000%	10/15/31	8,000	9,311
Texas Water Financial Assistance GO	5.000%	8/1/20	2,000	2,183
Tomball TX Independent School District GO	5.000%	2/15/19	3,210	3,459
Tomball TX Independent School District GO	5.000%	2/15/23	5,000	5,869
Tomball TX Independent School District GO	5.000%	2/15/24	10,000	11,913
University of Houston Texas Revenue	5.000%	2/15/21 (Prere.)	255	289
University of Houston Texas Revenue	4.750%	2/15/28 (4)	2,185	2,252
University of Houston Texas Revenue	4.000%	2/15/29	4,340	4,623
University of Houston Texas Revenue	5.000%	2/15/29	4,745	5,295
University of Houston Texas Revenue	4.000%	2/15/31	4,865	5,086
University of Houston Texas Revenue	4.000%	2/15/32	4,875	5,076
University of North Texas Revenue	5.000%	4/15/32	3,435	3,986
University of North Texas Revenue	5.000%	4/15/33	1,000	1,155
University of North Texas Revenue	5.000%	4/15/34	1,125	1,293
University of North Texas Revenue	5.000%	4/15/35	1,665	1,905
University of Texas Permanent University Fund
Revenue	5.000%	7/1/19	24,000	26,166
University of Texas Permanent University Fund
Revenue	5.000%	7/1/24	3,920	4,691
University of Texas Permanent University Fund
Revenue	5.000%	7/1/25	8,095	9,766
University of Texas Permanent University Fund
Revenue	5.000%	7/1/26	5,500	6,683
University of Texas Permanent University Fund
Revenue	5.000%	7/1/26	6,250	7,466
University of Texas Permanent University Fund
Revenue	5.000%	7/1/27	5,000	6,045

University of Texas System Revenue Financing
System Revenue	4.750%	2/15/17 (Prere.)	4,585	4,592
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/18	1,540	1,633
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	2,725	2,980
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	4,370	4,907
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	6,300	7,073
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	2,700	3,031
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	9,785	9,801
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	4,110	4,714
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	4,500	5,161
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/22	5,000	5,837
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/23	9,000	10,665
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	6,000	7,248
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/26	4,000	4,867
University of Texas System Revenue Financing
System Revenue	4.750%	8/15/30	6,610	6,620
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/31	9,835	11,159
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/32	4,180	4,729
Williamson County TX GO	5.000%	2/15/23	6,000	6,919
4 Ysleta TX Independent School District GO	5.000%	8/15/34	1,750	2,026
4 Ysleta TX Independent School District GO	5.000%	8/15/35	2,080	2,399
4 Ysleta TX Independent School District GO	5.000%	8/15/37	2,350	2,697
				4,965,897
Utah (0.5%)
Alpine UT School District GO	5.000%	3/15/20	12,135	13,505
Central Utah Water Conservancy District GO	5.000%	4/1/26	6,155	6,928
Central Utah Water Conservancy District GO	5.000%	4/1/27	4,000	4,505
Central Utah Water Conservancy District GO	5.000%	4/1/28	3,000	3,377
Central Utah Water Conservancy District GO	5.000%	4/1/28	765	858
Central Utah Water Conservancy District GO	5.000%	4/1/29	7,000	7,858
Central Utah Water Conservancy District GO	5.000%	10/1/32	5,640	6,387
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/22	2,000	2,108
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/23	1,045	1,101
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.600%	2/1/17	50,470	50,470
Riverton UT Hospital Revenue (IHC Health
Services Inc.)	5.000%	8/15/19	2,100	2,288
Salt Lake & Sandy UT Metropolitan Water
District Revenue	5.000%	7/1/32	2,000	2,254
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/27	4,060	4,571

Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/28	4,260	4,779
Utah Board of Regents Student Loan Revenue	5.000%	11/1/22	10,800	11,929
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23	4,200	4,623
Utah GO	4.500%	7/1/19	11,200	12,089
Utah GO	5.000%	7/1/19	19,000	20,733
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,350	1,574
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	2,230	2,590
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28	2,250	2,596
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	9,005	10,338
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	3,100	3,295
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	6,680	7,636
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	4,515	5,140
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	10,330	11,710
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/33	10,510	11,865
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/34	7,105	7,987
Washington County UT School District GO	5.000%	3/1/21	6,150	6,998
				232,092
Vermont (0.0%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project)	5.000%	6/1/18 (Prere.)	8,000	8,417
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/31	1,180	1,263
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/32	1,290	1,376
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/33	1,405	1,490
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/34	1,530	1,619
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/35	2,660	2,820
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/36	2,795	2,953
Vermont Educational & Health Buildings
Financing Agency Revenue (Middlebury
College Project)	5.000%	11/1/31	4,130	4,659
				24,597
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	4,500	4,163

Virginia (2.0%)
Arlington County VA GO	5.000%	8/15/19	1,000	1,095
Chesapeake VA Toll Road Revenue	5.000%	7/15/23	1,600	1,787
Chesterfield County VA Water & Sewer
Revenue	5.000%	11/1/21	3,860	4,459
Chesterfield County VA Water & Sewer
Revenue	5.000%	11/1/22	6,000	7,065
Chesterfield County VA Water & Sewer
Revenue	5.000%	11/1/23	5,315	6,355

Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/22	7,945	9,276
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/24	5,195	6,198
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/33	2,000	2,281
2 Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	5,000	5,561
2 Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	4,890	5,438
2 Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	9,730	10,821
Fairfax County VA GO	4.000%	10/1/19	5,800	6,223
Fairfax County VA GO	5.000%	10/1/20	1,000	1,129
Fairfax County VA GO	5.000%	10/1/21	1,000	1,153
Fairfax County VA GO	5.000%	10/1/23	10,000	11,941
Fairfax County VA GO	5.000%	10/1/24	10,000	12,095
Fairfax County VA GO	4.000%	10/1/25	4,000	4,547
Fairfax County VA GO	5.000%	10/1/25	5,000	6,098
Fairfax County VA GO	4.000%	10/1/27	18,275	20,424
4 Fairfax County VA GO	4.000%	10/1/30	11,420	12,536
4 Fairfax County VA GO	4.000%	10/1/31	11,420	12,423
4 Fairfax County VA GO	4.000%	10/1/32	10,000	10,787
Fairfax County VA Industrial Development
Authority Health Care Revenue (Inova Health
System Obligated Group)	5.000%	5/15/25	2,000	2,152
Fairfax County VA Public Improvement GO	5.000%	4/1/20	10,940	12,186
Fairfax County VA Public Improvement GO	5.000%	10/1/21	4,315	4,976
Fairfax County VA Public Improvement GO	5.000%	10/1/21 (Prere.)	7,315	8,411
Fairfax County VA Public Improvement GO	5.000%	4/1/23	10,465	12,396
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	2,500	2,866
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/23	2,500	2,796
Hampton VA GO	5.000%	1/15/20	3,000	3,218
Henrico County VA GO	5.000%	7/15/21	4,900	5,626
Henrico County VA Water & Sewer Revenue	5.000%	5/1/28	3,175	3,838
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	5.000%	12/1/24	1,720	1,859
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	5.000%	12/1/25	1,750	1,888
Norfolk VA Water Revenue	5.000%	11/1/19	2,615	2,877
Richmond VA Public Utility Revenue	5.000%	1/15/28	4,000	4,765
Richmond VA Public Utility Revenue	5.000%	1/15/29	10,000	11,852
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/21	2,500	2,829
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/22	3,040	3,498

Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/25	1,400	1,571
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/25	10,375	11,322
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/26	1,475	1,646
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/25	1,000	1,145
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/26	1,700	1,945
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/27	1,500	1,704
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/28	1,550	1,749
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/33	1,000	1,097
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/34	2,500	2,728
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/35	2,500	2,720
Suffolk VA GO	5.000%	2/1/23	5,000	5,900
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/17 (Prere.)	5,955	6,070
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/17 (Prere.)	5,665	5,774
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/17 (Prere.)	5,335	5,438
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/17 (Prere.)	5,125	5,224
Virginia Beach VA GO	4.000%	9/15/20	6,195	6,766
Virginia Beach VA GO	5.000%	5/1/22	4,300	5,013
Virginia Beach VA GO	5.000%	5/1/23	4,300	5,095
Virginia Beach VA GO	5.000%	5/1/24	4,300	5,159
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/17	1,000	1,000
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	10,415	11,209
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/19	18,575	19,991
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/20	17,655	19,552

Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	17,540	19,893
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/22	1,000	1,155
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/28	5,840	6,562
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/30	4,080	4,360
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/31	18,000	19,089
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/32	20,225	21,336
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/33	21,035	22,056
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	2,000	2,191
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/20	3,715	4,175
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	18,000	21,025
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/30	4,515	4,842
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/31	3,710	3,947
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/32	4,900	5,200
Virginia Commonwealth Transportation Board
Revenue	4.000%	3/15/18	2,360	2,441
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/19	7,475	8,198
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/20	2,500	2,778
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/20	5,000	5,626
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/21	4,400	5,005
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/21	2,000	2,299
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/22	2,000	2,311
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/23	7,960	9,422
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/24	2,790	3,263

Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/24	21,000	24,297
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/24	1,800	2,103
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/25	5,035	5,853
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/26	5,040	5,834
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/26	9,155	11,074
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/26	2,000	2,311
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/26	10,325	12,560
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/27	2,100	2,421
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/27	13,765	15,562
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/27	12,560	14,180
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/27	5,260	6,057
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/30	30,140	33,807
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/30	9,000	10,660
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/31	31,550	35,320
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/31	10,000	11,268
Virginia GO	4.000%	6/1/19	14,380	15,318
Virginia GO	4.000%	6/1/20	14,530	15,786
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	8,290	9,060
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	11,000	12,022
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/20	8,715	9,778
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/20	7,660	8,594
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/21	9,165	10,513
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/21	8,055	9,240
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/21 (Prere.)	11,540	13,246
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/24	8,500	10,177
Virginia Public School Authority Revenue	4.000%	8/1/18	4,815	5,031
Virginia Public School Authority Revenue	4.000%	8/1/20	8,000	8,700
Virginia Public School Authority Revenue	5.000%	8/1/20	2,500	2,725
Virginia Public School Authority Revenue	5.000%	8/1/26	6,500	7,955
Virginia Public School Authority Revenue	5.000%	8/1/29	8,500	10,219
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/20	13,570	15,111
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/20	5,000	5,568

Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/21	11,000	12,537
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/22	8,500	9,978
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/22	7,760	9,114
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/23	5,845	6,951
Virginia Resources Authority Clean Water
Revenue (State Revolving Fund)	5.000%	10/1/23	9,985	11,902
Virginia Resources Authority Infrastructure
Revenue	5.000%	11/1/20	3,625	4,093
Winchester VA Economic Development
Authority Hospital Revenue (Valley Health
Obligated Group)	5.000%	1/1/31	3,000	3,409
Winchester VA Economic Development
Authority Hospital Revenue (Valley Health
Obligated Group)	5.000%	1/1/32	2,115	2,384
Winchester VA Economic Development
Authority Hospital Revenue (Valley Health
Obligated Group)	5.000%	1/1/33	2,500	2,799
Winchester VA Economic Development
Authority Hospital Revenue (Valley Health
Obligated Group)	5.000%	1/1/34	3,000	3,342
				983,576
Washington (2.6%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/25	1,000	1,218
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/27	1,250	1,520
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/28	1,000	1,206
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/29	1,250	1,497
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/30	2,190	2,609
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/31	1,500	1,776
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/32	2,500	2,945
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/33	2,500	2,929
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/34	4,505	5,253
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/36	3,420	3,960
3 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.670%	2/1/17	10,100	10,100
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/19	25,500	27,782
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	20,000	22,372
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/22	3,250	3,781
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/23	3,500	4,126

Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/24	1,250	1,490
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/30	6,000	6,900
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/30	3,250	3,770
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/31	10,000	11,442
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/31	1,000	1,153
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/32	5,000	5,700
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/24	1,615	1,925
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/25	12,500	15,053
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/25	5,385	6,485
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/26	13,000	14,764
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/27	19,000	22,239
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/27	19,750	23,723
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/28	13,000	15,121
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/27	1,000	1,154
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/28	1,000	1,149
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/29	1,200	1,371
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/30	1,575	1,788
Grays Harbor County WA Public Utility District
No. 1 Revenue	5.000%	1/1/31	1,625	1,835
King County WA (Bellevue School District) GO	5.000%	6/1/21 (Prere.)	16,505	18,880
King County WA (Bellevue School District) GO	5.000%	6/1/21 (Prere.)	17,335	19,829
King County WA (Bellevue School District) GO	5.000%	6/1/21 (Prere.)	18,200	20,819
King County WA GO	5.000%	7/1/20	5,075	5,684
King County WA GO	4.750%	1/1/34	3,075	3,161
King County WA School District No. 414 GO	5.000%	6/1/19	1,620	1,760
King County WA School District No. 414 GO	5.000%	12/1/19	4,815	5,304
King County WA School District No. 414 GO	5.000%	12/1/20	5,615	6,335
King County WA School District No. 414 GO	5.000%	12/1/21	7,910	9,099
King County WA Sewer Revenue	5.000%	1/1/20	4,000	4,421
Pierce County WA School District No. 10
(Tacoma) GO	3.000%	6/1/17	2,000	2,015
Pierce County WA School District No. 10
(Tacoma) GO	5.000%	12/1/17	3,000	3,103
Pierce County WA School District No. 10
(Tacoma) GO	4.000%	6/1/20	2,000	2,168
Pierce County WA School District No. 10
(Tacoma) GO	5.000%	12/1/20	3,600	4,067
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/17	1,000	1,032

Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/20	3,000	3,344
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/22	5,525	6,133
Port of Seattle WA Revenue	5.000%	6/1/22	2,000	2,215
Port of Seattle WA Revenue	5.000%	2/1/25	1,605	1,902
Port of Seattle WA Revenue	5.000%	3/1/25	1,500	1,765
Port of Seattle WA Revenue	5.000%	2/1/26	2,500	2,972
Port of Seattle WA Revenue	5.000%	3/1/26	1,000	1,168
Port of Seattle WA Revenue	5.000%	3/1/27	1,000	1,163
Port of Seattle WA Revenue	5.000%	8/1/27	8,635	9,817
Port of Seattle WA Revenue	5.000%	3/1/28	1,750	2,023
Port of Seattle WA Revenue	5.000%	8/1/28	7,485	8,474
Port of Seattle WA Revenue	5.000%	3/1/29	2,000	2,300
Port of Seattle WA Revenue	5.000%	3/1/30	2,000	2,286
Port of Seattle WA Revenue	5.000%	6/1/30	6,000	6,552
Port of Seattle WA Revenue	5.000%	8/1/30	8,000	9,028
Port of Seattle WA Revenue	5.000%	8/1/31	5,500	6,191
Seattle WA GO	5.000%	6/1/21	16,395	18,793
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20	7,945	8,796
Seattle WA Water System Revenue	5.000%	5/1/19	12,000	13,014
Seattle WA Water System Revenue	5.000%	5/1/24	12,610	15,063
Skagit County WA Public Hospital District
Revenue	4.000%	12/1/24	2,295	2,393
Skagit County WA Public Hospital District
Revenue	4.000%	12/1/25	3,760	3,872
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/29	3,700	4,256
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/30	3,000	3,430
Snohomish County WA School District No. 15
(Edmonds) GO	5.000%	12/1/31	3,650	4,153
Tobacco Settlement Authority Washington
Revenue	5.000%	6/1/27	10,000	10,110
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/28	17,670	18,547
University of Washington Revenue	5.000%	7/1/27	6,925	7,853
University of Washington Revenue	5.000%	4/1/28	10,195	11,492
University of Washington Revenue	5.000%	7/1/28	11,490	12,989
University of Washington Revenue	5.000%	7/1/29	7,500	8,442
University of Washington Revenue	5.000%	4/1/30	9,315	10,316
University of Washington Revenue	5.000%	7/1/30	10,495	11,771
University of Washington Revenue	5.000%	4/1/31	10,500	11,619
University of Washington Revenue	5.000%	4/1/32	11,375	12,573
University of Washington Revenue	5.000%	7/1/32	5,000	5,608
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/19 (Prere.)	3,185	3,480
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	5,780	6,468
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/23	5,435	6,272
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/25	5,260	6,078
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/26	6,175	7,080
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	14,900	17,525
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	5,000	5,881
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	19,710	23,029
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/29	10,545	11,956
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/30	7,525	8,468
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	23,685	24,798
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33	6,800	7,740

Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/34	11,640	13,204
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/27	1,410	1,647
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/29	1,435	1,658
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/31	2,165	2,477
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/32	1,460	1,661
Washington GO	5.000%	7/1/17 (Prere.)	7,295	7,423
2 Washington GO	5.000%	7/1/18 (Prere.)	5,000	5,279
2 Washington GO	5.000%	2/1/19 (Prere.)	6,790	7,306
Washington GO	5.000%	7/1/19	6,940	7,563
Washington GO	5.000%	8/1/19 (Prere.)	4,845	5,293
Washington GO	0.000%	6/1/20 (14)	5,500	5,204
Washington GO	5.000%	7/1/20	2,705	2,751
Washington GO	5.000%	7/1/20	13,035	14,586
Washington GO	5.000%	8/1/20	4,730	5,303
Washington GO	5.000%	7/1/22	20,000	23,233
Washington GO	5.000%	7/1/22	23,500	27,351
Washington GO	5.000%	7/1/22	9,845	11,458
Washington GO	5.000%	7/1/23	10,000	11,522
Washington GO	5.000%	7/1/24	2,875	3,423
Washington GO	5.000%	7/1/24	5,000	5,812
Washington GO	5.000%	1/1/25	1,750	1,969
Washington GO	5.000%	7/1/25	50,585	60,708
Washington GO	5.000%	7/1/27	8,550	10,056
Washington GO	5.000%	8/1/27	7,495	8,900
Washington GO	5.000%	2/1/28	10,000	11,266
Washington GO	5.000%	8/1/28	20,210	23,829
Washington GO	5.000%	2/1/29	9,650	10,864
Washington GO	5.000%	2/1/30	8,545	9,814
Washington GO	5.000%	2/1/30	13,740	15,872
Washington GO	5.000%	7/1/30	6,730	7,851
Washington GO	5.000%	8/1/30	20,980	23,693
Washington GO	5.000%	6/1/31	5,250	5,894
Washington GO	5.000%	8/1/31	13,860	15,971
Washington GO	5.000%	2/1/32	6,170	6,894
Washington GO	5.000%	6/1/32	5,500	6,163
Washington GO	5.000%	8/1/32	29,775	34,023
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/27	2,675	2,962
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/28	2,160	2,373
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/29	1,755	1,913
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/18	2,000	2,119
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,675	3,903

Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,550	3,771
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,925	4,169
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,425	3,638
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,550	3,771
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,625	3,850
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,800	4,036
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/19	3,800	4,163
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/20	4,250	4,644
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/21	6,525	7,104
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/22	5,500	5,965
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/18	23,000	24,435
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/23	1,500	1,751
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/24	19,830	21,354
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/25	1,710	1,991
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/15/27	1,035	1,175
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/32	3,785	4,160
Washington Health Care Facilities Authority
Revenue (Providence Health & Services) PUT	4.000%	10/1/21	2,700	2,939
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/32	2,800	3,137
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/19 (Prere.)	2,000	2,163
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/19 (Prere.)	4,470	4,834
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/19 (Prere.)	3,005	3,249
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/19 (Prere.)	2,580	2,790
Washington Housing Finance Commission Multi-
Family Housing Revenue (Emerald Heights
Project)	5.000%	7/1/28	1,675	1,816
Washington Housing Finance Commission Multi-
Family Housing Revenue (Emerald Heights
Project)	5.000%	7/1/33	2,840	3,021
Washington State University General Revenue	5.000%	10/1/28	3,070	3,476
Washington State University General Revenue	5.000%	10/1/29	3,070	3,462
Washington State University General Revenue	5.000%	10/1/30	3,140	3,524

Washington State University General Revenue	5.000%	10/1/31	3,170	3,550
				1,298,140
West Virginia (0.3%)
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/19	1,395	1,513
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/21	3,500	3,880
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/22	2,055	2,269
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/23	1,745	1,924
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/25	2,445	2,684
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/27	5,085	5,553
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/25	2,000	2,266
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/27	1,500	1,688
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/28	2,000	2,235
West Virginia Higher Education Policy
Commission Revenue	5.000%	4/1/29	2,000	2,227
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/17	6,335	6,472
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/18	4,985	5,251
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/19	2,990	3,228
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/20	3,560	3,841
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.125%	9/1/21	3,265	3,516
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/24	2,840	3,232
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/25	2,880	3,248
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/26	2,280	2,552
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/27	2,840	3,160
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/28	3,095	3,426
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/18 (ETM)	1,920	2,021

West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/19 (Prere.)	12,620	13,709
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/29	5,490	5,740
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/30	5,500	5,696
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/31	3,250	3,344
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/32	8,700	8,904
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/34	9,500	9,603
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	4.000%	6/1/35	4,500	4,538
West Virginia University Revenue	5.000%	10/1/17	1,500	1,541
West Virginia University Revenue	5.000%	10/1/30	3,000	3,345
West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/27	2,710	3,172
West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/31	3,435	3,955
West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/33	3,690	4,217
				133,950
Wisconsin (1.0%)
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/30	1,890	2,143
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/31	2,000	2,258
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/32	2,000	2,250
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/33	1,500	1,681
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/34	1,500	1,674
Central Brown County WI Water Authority Water
System Revenue	5.000%	11/1/35	1,500	1,669
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/18	1,640	1,744
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/19	3,705	4,060
Milwaukee WI GO	5.000%	2/1/19	3,000	3,227
Milwaukee WI GO	4.000%	3/15/19	8,490	8,990
Milwaukee WI GO	4.000%	3/15/20	9,930	10,725
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22	2,690	3,180
State of Wisconsin	6.000%	5/1/19 (Prere.)	945	1,020

State of Wisconsin	6.000%	5/1/27	9,055	9,971
Wisconsin Clean Water Revenue	4.000%	6/1/17	1,000	1,011
Wisconsin GO	5.000%	11/1/17	4,500	4,641
Wisconsin GO	5.000%	5/1/18	3,800	3,992
Wisconsin GO	5.000%	5/1/18	7,770	8,163
Wisconsin GO	5.000%	5/1/18 (2)	4,050	4,255
Wisconsin GO	5.000%	5/1/19	3,885	4,215
Wisconsin GO	5.000%	5/1/19	4,700	5,099
Wisconsin GO	5.000%	5/1/19	12,000	13,019
Wisconsin GO	5.000%	5/1/20 (Prere.)	2,305	2,568
Wisconsin GO	5.000%	5/1/20	1,000	1,115
Wisconsin GO	5.000%	5/1/20	2,915	3,251
Wisconsin GO	5.000%	5/1/21	9,335	10,646
Wisconsin GO	5.000%	5/1/22	10,425	11,763
Wisconsin GO	5.000%	5/1/22	1,195	1,320
Wisconsin GO	5.000%	11/1/23	5,000	5,929
Wisconsin GO	5.000%	5/1/25	7,500	8,654
Wisconsin GO	5.000%	5/1/27	2,750	3,142
Wisconsin GO	5.000%	5/1/27	1,400	1,600
Wisconsin GO	5.000%	5/1/28	2,060	2,346
Wisconsin GO	5.000%	5/1/29	1,715	1,946
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/19	4,110	4,434
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/20	3,240	3,582
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/21	5,230	5,773
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/22	3,295	3,614
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/32	8,000	8,174
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/33	50,545	51,407
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/34	33,500	33,888
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	5.000%	11/15/36	13,950	15,526
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group) PUT	5.000%	6/1/21	34,215	38,596
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/28	8,500	9,317
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.500%	4/15/29	11,700	12,663
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
VRDO	0.630%	2/1/17 LOC	9,290	9,290
Wisconsin Health & Educational Facilities
Authority Revenue (Beloit College)	5.000%	7/1/28	765	838

Wisconsin Health & Educational Facilities
Authority Revenue (Beloit College)	5.000%	7/1/29	685	745
Wisconsin Health & Educational Facilities
Authority Revenue (Beloit College)	5.000%	7/1/30	940	1,016
Wisconsin Health & Educational Facilities
Authority Revenue (Beloit College)	5.000%	7/1/31	990	1,065
Wisconsin Health & Educational Facilities
Authority Revenue (Beloit College)	5.000%	7/1/32	1,045	1,119
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	8/15/24	5,900	6,457
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/28	12,110	13,869
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group)	5.000%	11/15/29	12,000	13,662
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/24	700	802
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/28	1,865	2,095
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/29	1,500	1,678
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	1,660	1,853
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/24	2,310	2,621
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/25	2,435	2,767
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/26	940	1,068
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/27	1,685	1,896
Wisconsin Health & Educational Facilities
Authority Revenue (Marshfield Clinic Health
System Obligated Group)	5.000%	2/15/32	4,200	4,552
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin)	5.000%	12/1/34	7,000	7,991
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin)	5.000%	12/1/35	6,340	7,209
2 Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/22 (Prere.)	11,800	13,738
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/30	2,000	2,231
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/31	1,650	1,832
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/33	1,250	1,378

Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/34	1,250	1,372
Wisconsin Petroleum Inspection Fee Revenue	4.000%	7/1/19	8,710	9,285
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/25	2,130	2,462
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/26	6,285	7,254
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/27	4,625	5,303
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/28	6,955	7,927
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/29	4,295	4,868
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/30	7,675	8,643
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/33	5,895	6,441
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/32	4,000	4,481
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/33	3,500	3,908
Wisconsin Transportation Revenue	5.000%	7/1/17	3,000	3,053
Wisconsin Transportation Revenue	5.000%	7/1/30	5,000	5,670
				512,680
Wyoming (0.0%)
Lincoln County WY Pollution Control Revenue
(ExxonMobil Project) VRDO	0.570%	2/1/17	6,700	6,700
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/25 (15)	1,000	1,160
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/28 (15)	1,000	1,160
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/29 (15)	1,000	1,153
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/31 (15)	1,105	1,257
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/32 (15)	1,000	1,133
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/35 (15)	1,450	1,622
				14,185
Total Tax-Exempt Municipal Bonds (Cost $48,535,400)				49,504,714
			Shares
Temporary Cash Investment (1.6%)
Money Market Fund (1.6%)
5 Vanguard Municipal Cash Management Fund
(Cost $782,584)	0.653%		7,825,841	782,662

Total Investments (99.9%) (Cost $49,317,984)				50,287,376
Other Assets and Liabilities-Net (0.1%)				42,050
Net Assets (100%)				50,329,426

1 Adjustable-rate security.
2 Securities with a value of $10,054,000 have been segregated as initial margin for open futures contracts.

3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate value of these securities was $239,792,000, representing 0.5% of net assets.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
January 31, 2017.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
USD—United School District.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	49,504,714	—
Temporary Cash Investments	782,662	—	—
Futures Contracts—Assets[1]	1,100	—	—
Futures Contracts—Liabilities[1]	(62)	—	—
Total	783,700	49,504,714	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	March 2017	5,999	707,085	2,618
Ultra Long U.S. Treasury Bond	March 2017	(104)	(16,711)	(172)
				2,446

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2017, the cost of investment securities for tax purposes was $49,333,324,000. Net unrealized appreciation of investment securities for tax purposes was $954,052,000, consisting of unrealized gains of $1,401,266,000 on securities that had risen in value since their purchase and $447,214,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)

As of January 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.1%)
Alabama (1.3%)
Alabama GO	4.000%	11/1/29	5,950	6,480
Alabama GO	4.000%	11/1/30	6,195	6,592
Alabama GO	4.000%	11/1/31	6,445	6,825
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/37	10,945	11,986
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/42	3,325	3,634
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/40	5,000	5,707
Auburn University Alabama General Fee
Revenue	5.000%	6/1/42	8,455	9,444
Birmingham AL GO	0.000%	3/1/27	2,500	2,781
Birmingham AL GO	0.000%	3/1/37	2,500	2,757
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/32	7,145	8,172
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/43	5,000	5,535
Huntsville AL GO	5.000%	5/1/26	325	364
Jefferson County AL Sewer Revenue	0.000%	10/1/42 (4)	12,500	9,807
Jefferson County AL Sewer Revenue	6.000%	10/1/42	8,780	9,979
Jefferson County AL Sewer Revenue	7.000%	10/1/51	10,000	12,074
Jefferson County AL Sewer Revenue	6.500%	10/1/53	15,525	18,157
Selma AL Industrial Development Board
Revenue (International Paper Co. Project)	5.375%	12/1/35	2,000	2,220
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/46	7,040	7,833
				130,347
Alaska (0.3%)
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/26	6,620	7,710
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/28	3,995	4,572
Alaska Industrial Development & Export
Authority Revenue (Greater Fairbanks
Community Hospital Foundation Inc.) VRDO	0.670%	2/7/17 LOC	15,800	15,800
Alaska Industrial Development & Export
Authority Revenue (Providence Health &
Services)	5.500%	10/1/41	6,000	6,646
				34,728
Arizona (0.7%)
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/37	3,750	4,174
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/25	8,925	10,616
Arizona Transportation Board Highway Revenue	5.000%	7/1/34	5,000	5,806
Buckeye AZ Excise Tax Revenue	5.000%	7/1/35	4,480	4,977
Buckeye AZ Excise Tax Revenue	5.000%	7/1/43	11,690	12,851

Maricopa County AZ Pollution Control Corp.
Revenue (Southern California Edison Co.)	5.000%	6/1/35	5,500	5,969
Mesa AZ Utility System Revenue	4.000%	7/1/31	7,250	7,712
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/22	4,000	4,448
Pima County AZ Sewer Revenue	5.000%	7/1/26	2,000	2,286
Pima County AZ Sewer Revenue	5.000%	7/1/27	1,000	1,141
Pinal County AZ Electric District Revenue	4.000%	7/1/32	1,000	1,021
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/20	515	569
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	2,220	2,545
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	785	909
				65,024
Arkansas (0.1%)
Springdale AR Public Facilities Board Hospital
Revenue (Arkansas Children's Northwest Inc.)	5.000%	3/1/40	5,265	5,903
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/31	2,170	2,460
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/32	2,845	3,211
				11,574
California (16.5%)
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	5,000	2,724
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/31 (14)	8,450	4,768
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/33 (14)	12,000	6,202
Alameda County CA Joint Powers Authority
Lease Revenue	5.250%	12/1/29	8,300	9,694
Alameda County CA Unified School District GO	5.000%	8/1/39	11,455	12,933
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/32	2,060	2,332
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/54	5,615	6,157
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/56	5,000	5,000
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/56	8,000	8,877
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	1,900	2,107
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	30	36
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	9,970	11,925
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/39	10,000	10,203
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/40	5,000	5,667
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	10/1/49	5,000	5,664
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/36	3,000	3,383
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/45	14,000	15,648

California Educational Facilities Authority
Revenue (Stanford University)	5.000%	5/1/45	1,050	1,353
California GO	5.250%	9/1/24	12,500	14,444
California GO	5.250%	10/1/24	3,000	3,475
California GO	5.625%	4/1/26	21,900	23,929
California GO	5.000%	3/1/28	10,000	11,684
California GO	4.000%	9/1/28	7,000	7,628
California GO	5.000%	9/1/29	10,000	11,336
California GO	5.000%	10/1/29	5,000	5,816
California GO	5.000%	8/1/30	10,000	11,686
California GO	5.000%	10/1/30	12,600	14,590
California GO	4.000%	9/1/31	8,500	8,964
California GO	5.000%	9/1/31	15,000	17,469
California GO	4.000%	9/1/32	2,250	2,354
California GO	6.000%	3/1/33	4,000	4,528
California GO	6.500%	4/1/33	41,500	46,100
California GO	5.000%	8/1/34	5,000	5,713
California GO	4.000%	9/1/35	8,000	8,257
California GO	5.000%	9/1/35	13,220	15,147
California GO	6.000%	11/1/35	10,000	11,184
California GO	5.000%	9/1/36	3,250	3,644
California GO	6.000%	4/1/38	10,340	11,343
California GO	6.000%	11/1/39	6,500	7,261
California GO	5.000%	9/1/41	5,000	5,579
California GO	5.000%	9/1/42	11,360	12,681
California GO	5.000%	2/1/43	5,500	6,097
California GO	5.000%	4/1/43	1,000	1,111
California GO	5.000%	11/1/43	5,000	5,603
California GO	5.000%	12/1/43	8,250	9,257
California GO	5.000%	8/1/45	7,280	8,231
California GO	5.000%	9/1/45	5,000	5,702
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.750%	9/1/19 (Prere.)	5,500	6,119
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/19 (Prere.)	4,500	5,000
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/35	5,000	5,226
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/36	5,000	5,044
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.000%	7/1/33	2,000	2,233
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	8,000	8,692
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	6,000	6,843
California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/42	15,000	17,084
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/46	12,515	13,836
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	13,800	15,369
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/31	2,075	2,402
California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/40	5,000	5,645

California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/27 (15)	1,215	1,393
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/28 (15)	1,280	1,455
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/41 (15)	5,000	5,504
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/19 (Prere.)	10,000	11,092
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/28	4,000	4,503
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/30	4,205	4,751
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/30	1,320	1,564
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/32	7,280	8,551
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/37	14,705	16,236
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	5,000	5,575
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	8,600	9,380
California State University Systemwide Revenue	5.000%	11/1/29	3,750	4,431
California State University Systemwide Revenue	5.000%	11/1/41	15,950	18,273
California State University Systemwide Revenue	5.000%	11/1/43	3,190	3,628
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/28	5,575	6,509
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/49 (4)	6,200	6,910
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	24,250	26,361
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/41	10,000	10,339
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	13,975	15,502
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,316
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.750%	5/15/18 (Prere.)	4,000	4,247
Centinela Valley CA Union High School District
GO	4.000%	8/1/41 (15)	5,645	5,685
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/27	4,175	4,806
Charter Oak CA Unified School District GO	5.000%	8/1/40 (4)	5,270	5,867
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/31 (4)	1,050	1,184
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/33 (4)	3,130	3,480

Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/34 (4)	1,100	1,203
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/35 (4)	865	954
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	5.875%	2/15/34	10,000	10,923
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.000%	9/1/34	2,840	3,111
Clovis CA Unified School District GO	5.000%	8/1/38	3,850	4,331
Coast CA Community College District GO	4.000%	8/1/32	7,205	7,565
Contra Costa CA Community College District
GO	4.000%	8/1/29	5,725	6,077
Corona-Norco CA Unified School District GO	5.000%	8/1/44	6,625	7,454
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/29	1,705	1,902
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/32	1,500	1,652
El Camino CA Community College District GO	4.000%	8/1/41	7,000	7,156
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	1,480	1,656
Escondido CA GO	5.000%	9/1/32	3,855	4,441
Foothill-De Anza CA Community College District
GO	4.000%	8/1/34	2,185	2,309
Foothill-De Anza CA Community College District
GO	4.000%	8/1/35	2,000	2,105
Foothill-De Anza CA Community College District
GO	5.000%	8/1/36	1,645	1,899
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	10,000	11,399
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/46	3,000	3,309
Gilroy CA Unified School District GO	4.000%	8/1/46	2,000	2,025
2 Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	5,000	5,994
Grossmont CA Union High School District GO	4.000%	8/1/29	1,775	1,932
Grossmont CA Union High School District GO	4.000%	8/1/30	1,750	1,883
Imperial CA Irrigation District Electric Revenue	6.250%	11/1/20 (Prere.)	2,225	2,616
Jefferson CA Union High School District GO	5.000%	8/1/29 (15)	2,210	2,549
Jefferson CA Union High School District GO	5.000%	8/1/31 (15)	3,265	3,728
Kern County CA GO	6.000%	2/1/19 (Prere.)	2,500	2,740
Long Beach CA Harbor Revenue	5.000%	5/15/37	4,365	4,967
Long Beach CA Harbor Revenue	5.000%	5/15/42	1,500	1,703
Los Angeles CA Community College District GO	6.000%	8/1/19 (Prere.)	10,000	11,182
Los Angeles CA Community College District GO	4.000%	8/1/32	10,000	10,564
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	2,000	2,249
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	1,555	1,780
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	2,500	2,843
Los Angeles CA Department of Water & Power
Revenue	5.375%	7/1/38	4,000	4,294
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/41	2,500	2,863
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	3,500	3,944

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,635
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	9,000	10,143
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/46	5,200	5,934
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	7,435	7,567
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	27,240	27,725
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,950	6,438
Los Angeles CA Unified School District GO	4.000%	7/1/33	6,000	6,257
Los Angeles CA Unified School District GO	4.000%	7/1/34	6,000	6,221
Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	6,145	6,783
Los Angeles CA Wastewater System Revenue	5.000%	6/1/28	1,500	1,784
Los Angeles CA Wastewater System Revenue	5.000%	6/1/28	2,000	2,378
Los Angeles CA Wastewater System Revenue	5.750%	6/1/28	4,935	5,410
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	2,085	2,462
Los Angeles CA Wastewater System Revenue	5.000%	6/1/30	2,000	2,341
Los Angeles CA Wastewater System Revenue	5.000%	6/1/30	1,700	1,990
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	4,090	4,751
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	4,815	5,574
1 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/38	10,000	11,639
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/31	2,790	3,156
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Long
Beach Project Area)	5.000%	8/1/29	4,140	4,799
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Long
Beach Project Area)	5.000%	8/1/30	4,685	5,394
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Long
Beach Project Area)	5.000%	8/1/31	7,180	8,221
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Long
Beach Project Area)	5.000%	8/1/32	6,465	7,372
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	4,385	4,832
Marin CA Healthcare District GO	4.000%	8/1/40	7,825	7,978
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/35	5,000	5,429
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/40	1,745	2,003
Modesto CA Irrigation District COP	5.500%	7/1/18 (Prere.)	5,700	6,063
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	12,735	14,538
Monterey Peninsula CA Unified School District
GO	4.000%	8/1/41	5,000	5,095
Monterey Peninsula CA Unified School District
GO	4.000%	8/1/45	2,000	2,032
Mount Diablo CA Unified School District GO	5.000%	8/1/32	2,675	3,026
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,500	4,210
3 Nuveen California AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.740%	2/7/17 LOC	5,000	5,000
Oakland CA GO	5.000%	1/15/28	1,230	1,443
Oakland CA GO	5.000%	1/15/35	4,025	4,539

Oakland CA Unified School District GO	5.000%	8/1/29 (4)	1,500	1,761
Oakland CA Unified School District GO	5.000%	8/1/30 (4)	1,000	1,164
1 Orange County CA Water District Revenue	4.000%	8/15/37	1,770	1,841
1 Orange County CA Water District Revenue	4.000%	8/15/41	2,500	2,592
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/27 (14)	1,500	1,776
Palomar Pomerado Health California GO	0.000%	8/1/37	5,000	1,966
Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,000	11,379
Poway CA Unified School District GO	0.000%	8/1/46	9,600	2,621
Poway CA Unified School District GO	0.000%	8/1/51	20,000	4,267
Riverside CA Community College District GO	5.000%	8/1/29	5,820	6,875
Riverside CA Community College District GO	5.000%	8/1/30	5,555	6,510
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/29	9,420	10,813
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/40	8,330	9,521
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/45	10,000	11,406
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/44	3,000	3,359
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/48	1,000	1,119
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/28 (14)	15,815	9,901
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26	5,750	6,612
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27	1,385	1,582
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27	3,250	4,015
Sacramento CA Regional Transit District
Farebox Revenue	5.000%	3/1/42	3,250	3,538
Sacramento CA Unified School District GO	5.000%	8/1/27 (4)	1,310	1,538
Sacramento CA Unified School District GO	5.000%	8/1/28 (4)	2,000	2,334
Sacramento CA Unified School District GO	5.000%	8/1/29 (4)	1,240	1,437
Sacramento County CA Airport Revenue	6.000%	7/1/18 (Prere.)	10,500	11,240
San Bernardino CA Community College District
GO	4.000%	8/1/27	10,000	10,858
San Bernardino CA Community College District
GO	5.000%	8/1/48	3,750	4,193
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	13,000	16,321
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/29	5,770	6,586
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/37	4,740	5,438
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/38	3,000	3,434
San Diego CA Unified School District GO	5.500%	7/1/22 (14)	9,160	10,957
San Diego CA Unified School District GO	4.000%	7/1/31	13,000	13,872
San Diego CA Unified School District GO	4.000%	7/1/35	1,435	1,498
San Diego CA Unified School District GO	0.000%	7/1/37	14,000	5,827
San Diego CA Unified School District GO	4.000%	7/1/45	24,000	24,342
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/43	5,450	5,959
San Dieguito CA Union High School District GO	4.000%	8/1/32	4,960	5,208
San Dieguito CA Union High School District GO	4.000%	8/1/33	1,820	1,899

San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/37	1,125	1,278
San Francisco CA City & County COP	4.000%	9/1/34	5,085	5,279
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	390	446
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/26	1,610	1,831
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	10,000	10,999
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	8,810	10,570
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	7,660	8,943
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	5,255	5,934
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/36	8,585	9,777
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	9,250	6,878
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/27 (14)	5,000	5,015
San Luis & Delta Mendota CA Water Authority
Revenue	5.000%	3/1/43 (15)	5,140	5,568
San Mateo CA Union High School District GO	4.000%	9/1/31	6,240	6,675
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/18 (Prere.)	5,000	5,288
San Ramon Valley CA Unified School District
GO	4.000%	8/1/28	1,225	1,323
San Ramon Valley CA Unified School District
GO	4.000%	8/1/28	1,225	1,323
San Ramon Valley CA Unified School District
GO	4.000%	8/1/29	3,495	3,745
San Ramon Valley CA Unified School District
GO	4.000%	8/1/31	1,855	1,960
San Ramon Valley CA Unified School District
GO	4.000%	8/1/33	2,200	2,295
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/41	1,750	2,002
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/46	2,000	2,281
Southern California Public Power Authority
Revenue	5.000%	7/1/29	2,670	2,950
Southwestern California Community College
District GO	5.000%	8/1/44	7,800	8,782
State Center California Community College
District GO	5.000%	8/1/17 (Prere.)	16,100	16,435
Stockton CA Unified School District GO	5.000%	8/1/42 (4)	4,650	5,142
Twin Rivers CA Unified School District GO	5.000%	8/1/40 (15)	5,000	5,508
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	1,610	1,666
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/37	9,700	9,881
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/41	15,000	16,935
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/44	6,755	6,802

University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/47	19,000	21,353
University of California Revenue	4.000%	5/15/35	5,000	5,219
University of California Revenue	5.250%	5/15/37	3,000	3,488
University of California Revenue	5.000%	5/15/38	20,000	22,569
University of California Revenue	5.250%	5/15/38	10,000	11,612
University of California Revenue	5.000%	5/15/44	4,000	4,502
University of California Revenue	5.000%	5/15/46	4,000	4,568
Ventura County CA Community College District
GO	5.500%	8/1/18 (Prere.)	12,000	12,812
Victor Valley CA Community College District GO	6.000%	8/1/19 (Prere.)	12,000	13,409
Vista CA Joint Powers Financing Authority
Revenue	5.250%	5/1/31	5,110	5,985
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	8,985	9,702
Walnut Valley CA Unified School District GO	4.000%	8/1/29	1,000	1,088
Walnut Valley CA Unified School District GO	4.000%	8/1/30	2,000	2,152
Walnut Valley CA Unified School District GO	4.000%	8/1/31	2,000	2,125
Washington Township CA Health Care District
GO	5.500%	8/1/38	5,125	5,865
West Contra Costa CA Unified School District
GO	5.000%	8/1/45	8,000	8,932
West Contra Costa CA Unified School District
GO	5.000%	8/1/45	4,250	4,745
Western Placer CA Unified School District COP	4.000%	8/1/41 (4)	5,365	5,348
Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	10,500	10,984
				1,632,513
Colorado (1.3%)
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/31	8,000	9,383
Adams & Weld County CO School District No.
27J GO	4.000%	12/1/30	1,000	1,067
Adams & Weld County CO School District No.
27J GO	4.000%	12/1/31	1,515	1,604
Colorado Board of Governors State University
Enterprise System Revenue	5.000%	3/1/41	2,000	2,249
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	4,000	4,241
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	7/1/34	5,000	5,193
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	5,000	5,236
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/44 (4)	4,000	4,407
Denver CO City & County Airport Revenue	5.000%	11/15/43	8,000	8,770
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/19 (14)	13,000	12,261
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	20,775	16,871
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	9,700	7,189
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	16,500	9,648
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/31	4,470	4,791

Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/34	5,000	5,546
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/41	14,765	16,331
University of Colorado COP	4.000%	11/1/30	12,675	13,304
University of Colorado Enterprise System
Revenue	5.000%	6/1/37	975	1,084
				129,175
Connecticut (0.5%)
Connecticut GO	5.000%	4/15/25	10,000	11,260
Connecticut GO	5.000%	4/15/26	5,000	5,603
Connecticut GO	5.000%	10/15/26	4,140	4,675
Connecticut GO	5.000%	11/1/26	3,000	3,357
Connecticut GO	5.000%	10/15/31	1,850	2,072
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/32	3,820	4,060
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program	4.000%	11/15/44	2,455	2,585
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/31	7,500	8,556
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/33	7,000	7,953
				50,121
Delaware (0.0%)
University of Delaware Revenue	5.000%	11/1/32	1,990	2,266
University of Delaware Revenue	5.000%	11/1/33	1,000	1,135
				3,401
District of Columbia (0.9%)
District of Columbia GO	5.000%	6/1/26	7,395	8,834
District of Columbia GO	5.000%	6/1/27	2,000	2,373
District of Columbia GO	5.000%	6/1/27	3,000	3,614
District of Columbia GO	5.000%	6/1/28	2,750	3,241
District of Columbia GO	5.000%	6/1/38	10,000	11,279
District of Columbia GO	5.000%	6/1/41	6,800	7,751
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/33	9,235	10,375
District of Columbia Revenue (Georgetown
University)	5.500%	10/1/18 (Prere.)	5,000	5,364
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/29	3,560	4,098
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/30	3,025	3,458
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/34	5,750	6,611
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/37	10,000	11,051
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/53	7,500	7,814
				85,863
Florida (5.3%)
Alachua County FL Health Facilities Authority
Revenue (East Ridge Retirement Village)	6.250%	11/15/44	4,250	4,558

Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/44	10,075	10,663
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	7.000%	4/1/19 (Prere.)	7,000	7,865
Broward County FL Airport System Revenue	5.375%	10/1/29	1,500	1,640
Broward County FL Airport System Revenue	5.250%	10/1/38	14,000	15,854
Broward County FL Port Facilities Revenue	6.000%	9/1/25	2,000	2,213
Broward County FL Sales Tax Revenue (Main
Courthouse Project)	5.250%	10/1/36	17,500	19,342
Clearwater FL Water & Sewer Revenue	5.250%	12/1/39	5,000	5,551
Collier County FL Special Obligation Revenue	5.000%	7/1/34	3,000	3,245
Florida Board of Education Lottery Revenue	5.000%	7/1/27	16,780	20,109
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/33	15,995	16,876
Florida Municipal Power Agency Revenue	6.250%	10/1/19 (Prere.)	2,000	2,260
Florida Municipal Power Agency Revenue	5.000%	10/1/31	910	955
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/25	3,000	3,201
Halifax Hospital Medical Center Florida Hospital
Revenue	5.500%	6/1/18 (Prere.)	3,000	3,176
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.625%	11/15/37	5,000	5,474
Hillsborough County FL Industrial Development
Authority Hospital Revenue (H. Lee Moffitt
Cancer Center Project)	5.250%	7/1/17 (Prere.)	7,085	7,217
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/34	12,750	13,838
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	5,415	5,840
Hillsborough County FL School Board COP	5.000%	7/1/25	2,500	2,739
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/37	4,500	4,604
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/33	3,500	3,891
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project)	5.000%	8/15/27	2,500	2,546
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project)	5.000%	8/15/37	3,800	3,848
Jacksonville FL Transportation Revenue	5.000%	10/1/31	2,000	2,248
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/40	2,500	2,673
Marion County FL Hospital District Health
System Improvement Revenue (Munroe
Regional Health System)	5.000%	10/1/17 (Prere.)	14,290	14,683
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/45	6,940	7,305
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/44	5,000	5,229
Miami Beach FL Parking Revenue	5.000%	9/1/31 (15)	1,635	1,852
Miami Beach FL Parking Revenue	5.000%	9/1/40 (15)	1,850	2,047
Miami Beach FL Resort Tax Revenue	5.000%	9/1/31	1,000	1,145

Miami FL Special Obligation Revenue (Marlins
Stadium Project)	5.250%	7/1/35 (4)	2,000	2,161
Miami FL Special Obligation Revenue (Street &
Sidewalk Improvement Program)	5.625%	1/1/39	2,000	2,135
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	3,000	3,337
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	3,000	3,334
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/25	4,720	5,238
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	2,000	2,215
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	14,165	15,676
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	4,270	4,695
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/35	5,200	5,749
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	9,000	9,842
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/41	20,480	23,189
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48	10,000	9,647
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	5,150	5,893
Miami-Dade County FL Seaport Revenue	5.500%	10/1/42	5,000	5,637
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	10,000	11,145
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/37	2,500	2,738
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/37	7,000	7,732
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/17 (Prere.)	7,000	7,193
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/18 (Prere.)	1,425	1,535
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/38	575	604
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	2,000	2,128
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	6,940	7,384
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/39	6,500	6,811
Orange County FL Health Facilities Authority
Revenue (Presbyterian Retirement
Communities Inc.)	5.000%	8/1/47	7,500	7,858
Orange County FL School Board COP	5.000%	8/1/17 (Prere.)	5,000	5,105
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/17 (Prere.)	5,340	5,433
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/32	1,500	1,683
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/33	2,030	2,175
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/39	6,000	4,304
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/42	7,540	5,398

Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	5.375%	10/1/47	2,000	2,132
Palm Beach County FL School Board COP	5.000%	8/1/17 (Prere.)	2,000	2,042
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/18 (Prere.)	25,000	26,807
Port St. Lucie FL Revenue	6.250%	9/1/18 (Prere.)	10,000	10,812
Port St. Lucie FL Utility Revenue	5.000%	9/1/18 (Prere.)	1,810	1,921
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	190	200
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.625%	7/1/39	10,000	10,697
Sarasota County FL School Board COP	5.375%	7/1/19 (Prere.)	3,000	3,294
St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	6.000%	8/1/20 (Prere.)	5,000	5,773
St. Johns County FL Industrial Development
Authority Health Care Revenue (Vicars
Landing Project)	5.000%	2/15/17	245	245
St. Petersburg FL Health Facilities Authority
Revenue (All Children's Hospital Inc.
Obligated Group)	6.500%	11/15/19 (Prere.)	2,000	2,278
St. Petersburg FL Public Utility Revenue	5.500%	10/1/19 (Prere.)	1,000	1,110
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	5.250%	7/1/44	3,000	3,206
Sunrise FL Utility System Revenue	5.500%	10/1/18 (ETM)	6,795	7,115
Sunrise FL Utility System Revenue	5.200%	10/1/22 (2)	9,550	10,130
Tallahassee FL Energy System Revenue	5.000%	10/1/37 (14)	2,500	2,558
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/44	6,860	7,168
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/26	1,000	1,130
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/28	1,700	1,907
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/29	1,950	2,179
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	7,407	8,149
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21 (Prere.)	1,525	1,804
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21 (Prere.)	1,600	1,893
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21 (Prere.)	1,750	2,070
West Palm Beach FL Revenue	5.000%	10/1/37	10,655	12,134
West Palm Beach FL Revenue	5.000%	10/1/40	11,000	12,488
				523,903
Georgia (2.4%)
Atlanta GA Airport Revenue	5.000%	1/1/33	2,615	2,886
Atlanta GA Airport Revenue	5.000%	1/1/33	5,000	5,519
Atlanta GA Airport Revenue	5.000%	1/1/34	2,750	3,027
Atlanta GA Airport Revenue	5.000%	1/1/34	5,000	5,504
Atlanta GA Airport Revenue	5.000%	1/1/37	6,010	6,593
Atlanta GA Development Authority Revenue	5.250%	7/1/40	2,500	2,850
Atlanta GA Development Authority Revenue	5.250%	7/1/44	5,500	6,252
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	5,000	5,694

Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project)	5.500%	1/1/33	3,000	3,097
Clarke County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	4.000%	7/1/32	3,275	3,337
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.500%	8/15/26 (14)	12,000	13,811
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36	3,000	3,388
Fayette County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	5.000%	7/1/46	15,000	16,413
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/31	1,865	1,896
1 Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	4.000%	2/15/42	5,000	4,876
1 Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	5.000%	2/15/45	5,000	5,457
Gainesville & Hall County GA Hospital Authority
Revenue (Northeast Georgia Health System
Inc. Project)	5.500%	8/15/54	10,000	11,481
Georgia GO	5.000%	2/1/29	5,660	6,797
Georgia GO	5.000%	7/1/29	2,000	2,296
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/30	4,265	4,771
Georgia Municipal Electric Power Authority
Revenue	5.000%	1/1/39	7,000	7,678
Gwinnett County GA School District GO	5.000%	2/1/36	5,000	5,639
Henry County GA School District GO	4.000%	8/1/29	5,000	5,465
Henry County GA School District GO	4.000%	8/1/30	5,000	5,411
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/32	4,500	4,782
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/35	3,405	3,607
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	310	311
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	10,305	11,359
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/25	15,000	17,618
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	6.250%	7/1/18	3,640	3,800
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/36	12,000	13,786
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/37	15,785	18,107
Municipal Electric Authority Georgia Revenue	5.500%	7/1/18 (Prere.)	5,180	5,504
Municipal Electric Authority Georgia Revenue	5.500%	1/1/26	1,820	1,927
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project J)	5.500%	7/1/60	5,000	5,609
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/32	1,500	1,627
Richmond County GA Hospital Authority
Revenue (University Health Services Inc.
Project)	4.000%	1/1/34	5,000	5,055
				233,230

Hawaii (1.1%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.500%	7/1/38	4,360	4,894
Hawaii GO	4.000%	10/1/27	3,705	4,088
Hawaii GO	4.000%	4/1/30	7,500	8,078
Hawaii GO	4.000%	10/1/30	15,460	16,708
Hawaii GO	4.000%	4/1/31	7,500	8,016
Hawaii GO	4.000%	10/1/31	6,640	7,118
Hawaii GO	4.000%	10/1/33	3,750	3,941
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,508
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,529
Hawaii Highway Revenue	4.000%	1/1/32	1,000	1,063
Honolulu HI City & County GO	5.000%	10/1/32	6,840	7,922
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/28	3,250	3,880
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/29	9,610	10,439
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/29	2,500	2,964
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/30	4,250	5,004
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/40	10,000	11,287
University of Hawaii Revenue	6.000%	10/1/38	2,500	2,774
				109,213
Idaho (0.1%)
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.250%	12/1/18 (Prere.)	6,000	6,554
Idaho Housing & Finance Association RAN	5.000%	7/15/22	6,465	6,961
				13,515
Illinois (7.5%)
Chicago IL Board of Education GO	5.500%	12/1/26 (14)	5,225	5,497
Chicago IL Board of Education GO	5.500%	12/1/30 (2)	3,490	3,493
Chicago IL Board of Education GO	5.500%	12/1/39	1,815	1,456
Chicago IL Board of Education GO	5.000%	12/1/41	6,920	5,451
Chicago IL Board of Education GO	5.250%	12/1/41	3,140	2,473
Chicago IL Board of Education GO	5.000%	12/1/42	15,500	12,211
Chicago IL GO	5.530%	1/1/20 (14)	5,000	5,021
Chicago IL GO	5.000%	1/1/21 (4)	3,000	3,054
Chicago IL GO	5.580%	1/1/22 (14)	5,000	5,021
Chicago IL GO	5.600%	1/1/24 (14)	2,480	2,488
Chicago IL GO	5.610%	1/1/25 (14)	1,305	1,309
Chicago IL GO	5.650%	1/1/28 (14)	2,820	2,829
Chicago IL GO	5.000%	1/1/34	8,000	7,504
Chicago IL GO	5.000%	1/1/38	2,000	1,855
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	7,500	8,276
Chicago IL Midway Airport Revenue	5.000%	1/1/35	7,800	8,503
Chicago IL Midway Airport Revenue	5.000%	1/1/36	2,000	2,175
Chicago IL O'Hare International Airport Revenue	6.500%	1/1/21 (Prere.)	3,000	3,569
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	26,870	30,049
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	5,615	6,168
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/38	7,000	7,641
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/41	3,400	3,698
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/42	12,000	13,564

Chicago IL O'Hare International Airport Revenue	5.750%	1/1/43	9,000	10,109
Chicago IL Park District GO	5.000%	1/1/36	4,000	4,179
Chicago IL Park District GO	5.000%	1/1/40	3,250	3,477
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	27,500	30,965
Chicago IL Sales Tax Revenue	5.000%	1/1/29	4,265	4,326
Chicago IL Sales Tax Revenue	5.250%	1/1/38	2,055	2,114
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/36	6,400	6,838
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	1,500	1,587
3 Chicago IL Water Revenue TOB VRDO	0.860%	2/7/17	6,470	6,470
Chicago IL Waterworks Revenue	5.000%	11/1/44	7,500	8,005
Cook County IL Community College District GO	5.125%	12/1/38	4,250	4,454
Cook County IL Forest Preservation District GO	5.000%	12/15/32	1,000	1,067
Cook County IL Forest Preservation District GO	5.000%	12/15/37	2,500	2,653
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	6/1/42	16,580	17,855
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/34	7,750	8,445
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/37	5,000	5,466
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/42	17,895	19,547
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41	5,000	5,675
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41 (4)	1,500	1,707
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	2/15/45	20,000	21,301
Illinois Finance Authority Revenue (Central
DuPage Health)	5.250%	11/1/39	4,000	4,288
Illinois Finance Authority Revenue (Chicago
University)	5.500%	8/15/19 (Prere.)	15,000	16,581
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.375%	8/15/39	10,000	10,482
1 Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/34	5,000	5,371
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.125%	5/15/43	3,250	3,208
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.250%	5/15/47	10,255	10,200
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	5.000%	9/1/36	1,000	1,074
Illinois Finance Authority Revenue (Loyola
University)	5.000%	7/1/42	2,000	2,149
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/46	12,250	12,864
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.375%	7/1/18 (Prere.)	3,000	3,177
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	5/15/19 (Prere.)	15,000	16,930
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/20 (Prere.)	4,085	4,681
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.000%	5/15/32	3,080	3,045
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.000%	5/15/33	1,110	1,085

Illinois Finance Authority Revenue (OSF
Healthcare System)	4.000%	5/15/34	2,800	2,708
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	2,275	2,501
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/41	6,000	6,351
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/45	5,000	5,356
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	4.000%	2/15/41	4,000	3,322
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/41	2,000	2,009
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/19 (Prere.)	2,775	3,139
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/35	1,825	2,001
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/33	5,000	5,449
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/19 (Prere.)	16,000	18,263
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.375%	3/1/35 (4)	5,120	5,493
Illinois Finance Authority Revenue (Trinity
Health Corp.)	5.000%	12/1/30	3,000	3,278
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	790	875
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/33	10,000	11,251
Illinois GO	5.000%	3/1/21	4,000	4,209
Illinois GO	5.000%	8/1/21	7,000	7,369
Illinois GO	5.000%	11/1/23	5,000	5,242
Illinois GO	5.000%	8/1/24	9,000	9,311
Illinois GO	5.000%	2/1/25	1,630	1,694
Illinois GO	5.500%	7/1/25	2,800	2,972
Illinois GO	5.000%	8/1/25	5,110	5,259
Illinois GO	5.000%	1/1/28	9,125	9,362
Illinois GO	5.250%	2/1/32	8,075	8,231
Illinois GO	5.250%	2/1/33 (4)	5,200	5,470
Illinois GO	5.500%	7/1/33 (4)	3,350	3,622
Illinois GO	5.250%	2/1/34 (4)	3,125	3,276
Illinois GO	5.000%	5/1/34	2,000	2,004
Illinois GO	5.500%	7/1/38	7,500	7,753
Illinois GO	5.000%	2/1/39	5,000	4,967
Illinois Regional Transportation Authority
Revenue	7.200%	11/1/20 (2)	10,905	12,247
Illinois Sports Facility Authority Revenue	5.500%	6/15/30 (2)	7,085	7,260
Illinois Toll Highway Authority Revenue	5.500%	1/1/18 (Prere.)	20,000	20,828
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	2,400	2,775
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	10,000	11,011
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	10,000	10,991
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	15,400	16,970
3 Lake, Cook, Kane, & McHenry Counties IL
Community Unified School District GO TOB
VRDO	0.720%	2/7/17	1,360	1,360
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/25 (14)	10,000	7,037

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	17,500	8,694
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/33 (14)	7,500	3,422
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/34 (14)	4,870	2,047
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	2,421
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.250%	6/15/50	9,210	9,397
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/24 (14)	2,715	1,964
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/31 (14)	17,500	8,900
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/32 (14)	7,500	3,617
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/42	3,965	4,028
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.500%	6/15/53	1,000	1,080
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	15,000	17,054
Springfield IL Water Revenue	5.000%	3/1/37	8,000	8,879
University of Illinois Auxiliary Facilities System
Revenue	5.500%	4/1/31	3,000	3,354
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/27	115	108
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/29	9,100	8,345
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/32	16,500	6,219
				737,425
Indiana (1.9%)
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/29	1,250	1,472
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/30	850	996
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/31	400	466
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/39	3,000	3,236
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/41	12,815	14,100
Indiana Finance Authority Revenue (BHI Senior
Living)	6.000%	11/15/41	10,000	11,072
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/41	6,500	6,842
Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/30	1,100	1,173

Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/39	2,770	2,852
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/32	6,130	7,098
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/33	12,610	14,531
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/34	8,760	10,052
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/35	2,500	2,859
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/37	7,000	7,724
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/39	7,000	7,785
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/46	15,000	16,572
Indiana Finance Authority Water Utilities
Revenue	5.000%	10/1/41	11,335	12,758
Indiana Finance Authority Water Utilities
Revenue	5.000%	10/1/46	7,140	8,005
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/29 (4)	5,245	5,710
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	8,800	9,926
Indianapolis Local Public Improvement Bond
Bank	5.750%	1/1/19 (Prere.)	1,955	2,125
Indianapolis Local Public Improvement Bond
Bank	5.750%	1/1/38	8,045	8,709
Northern Indiana Commuter Transportation
District Revenue	5.000%	7/1/32	1,000	1,131
Purdue University Indiana University COP	5.000%	7/1/27	5,305	6,365
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/32	6,945	7,980
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/33	5,575	6,381
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/34	4,810	5,483
				183,403
Iowa (0.5%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	11,675	11,734
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	15,000	14,973
Iowa Finance Authority Revenue (Lifespace
Communities Inc. Obligated Group)	5.000%	5/15/41	1,345	1,413
Iowa Finance Authority Revenue (Lifespace
Communities Inc. Obligated Group)	5.000%	5/15/47	12,340	12,918
1 Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	5.000%	12/1/46	10,700	12,301
				53,339
Kansas (0.6%)
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/30	5,000	5,315

Johnson County KS Unified School District No.
233 GO	4.000%	9/1/31	4,000	4,212
Kansas Development Finance Authority
Revenue	5.000%	5/1/29	2,275	2,597
Kansas Development Finance Authority
Revenue	5.000%	5/1/30	4,230	4,809
Kansas Development Finance Authority
Revenue	5.000%	5/1/31	4,975	5,635
Kansas Development Finance Authority
Revenue	5.000%	5/1/32	5,225	5,899
Kansas Development Finance Authority
Revenue	5.000%	5/1/33	1,610	1,812
Kansas Development Finance Authority
Revenue	5.000%	5/1/34	1,590	1,784
Kansas Development Finance Authority
Revenue	5.000%	4/1/35	16,585	18,243
Kansas Development Finance Authority
Revenue	5.000%	5/1/35	1,665	1,865
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/44	2,750	3,030
				55,201
Kentucky (0.6%)
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.375%	8/15/24	5,000	5,261
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/42	6,225	6,463
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/34	2,000	1,646
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/43	10,000	8,076
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	5.750%	7/1/49	11,900	13,018
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	5,000	5,584
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.750%	10/1/42	13,000	14,561
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/35	1,065	1,116
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	4/1/35	1,600	1,718
				57,443
Louisiana (0.6%)
East Baton Rouge Parish LA Sewer
Commission Revenue	5.000%	2/1/33	5,405	6,071
East Baton Rouge Parish LA Sewer
Commission Revenue	5.000%	2/1/34	5,290	5,918
Lafayette LA Communications System Revenue	5.000%	11/1/26 (4)	3,185	3,654

Lafayette LA Communications System Revenue	5.000%	11/1/28 (4)	1,250	1,413
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/39	4,250	4,665
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/35	5,180	5,805
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/40	14,000	15,588
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/28	4,000	4,441
Louisiana Stadium & Exposition District
Revenue	5.000%	7/1/29	3,000	3,314
Louisiana State University Revenue	5.000%	7/1/24	1,000	1,156
Louisiana State University Revenue	5.000%	7/1/25	505	579
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	4,000	4,184
				56,788
Maine (0.1%)
Maine Health & Higher Educational Facilities
Authority Revenue (Bates College)	5.000%	7/1/38	4,000	4,439
Maine Health & Higher Educational Facilities
Authority Revenue (Stephens Memorial
Hospital Association)	5.000%	7/1/39	5,100	5,485
				9,924
Maryland (1.6%)
Baltimore County MD GO	5.000%	2/1/26	2,800	3,202
Baltimore MD Consolidated Public Improvement
GO	5.000%	8/1/30	5,000	5,873
Baltimore MD Project Revenue	5.000%	7/1/38	5,000	5,564
Maryland Department of Transportation
Revenue	4.000%	12/15/28	10,000	10,923
Maryland Economic Development Corp.
Pollution Control Revenue (Potomac Electric
Power Co.)	6.200%	9/1/22	4,000	4,380
Maryland GO	5.000%	8/1/24	5,000	6,033
Maryland GO	5.000%	3/1/26	17,910	20,850
Maryland GO	4.000%	3/1/27	5,000	5,488
Maryland GO	4.000%	6/1/29	25,000	27,297
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.500%	1/1/46	17,500	19,166
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/38	10,000	10,882
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	7.000%	7/1/22 (14)	8,910	10,343
Montgomery County MD GO	4.000%	12/1/30	1,000	1,078
Montgomery County MD GO	4.000%	12/1/34	15,000	15,863
Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/34	7,315	7,675
				154,617

Massachusetts (2.6%)
Massachusetts Bay Transportation Authority
General Transportation Revenue	7.000%	3/1/21 (ETM)	2,680	2,693
Massachusetts Bay Transportation Authority
General Transportation Revenue	7.000%	3/1/21	6,070	6,890
Massachusetts Bay Transportation Authority
Revenue VRDO	0.650%	2/7/17	18,940	18,940
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/18 (Prere.)	725	768
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/18 (Prere.)	1,775	1,881
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/33	2,390	2,512
3 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.760%	2/7/17	10,269	10,269
Massachusetts College Building Authority
Revenue	5.000%	5/1/35	2,500	2,732
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	8,000	8,736
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/27	8,000	8,724
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	5,000	5,455
Massachusetts Development Finance Agency
Revenue (Baystate Medical Obligated Group)	5.000%	7/1/44	5,000	5,398
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/33	3,205	3,426
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.500%	2/1/40	10,000	11,008
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.250%	1/1/42	4,800	5,234
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/33	24,745	29,262
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/47	6,695	7,353
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/42	5,000	5,616
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/34	2,390	2,765
Massachusetts GO	4.000%	9/1/31	12,500	13,203
Massachusetts GO	4.000%	9/1/32	12,500	13,140
Massachusetts GO	5.000%	8/1/36	9,855	11,048
Massachusetts GO	5.000%	7/1/40	1,250	1,420
Massachusetts GO	4.000%	6/1/43	1,000	1,012
Massachusetts GO VRDO	0.660%	2/7/17	3,000	3,000
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.750%	7/1/18 (Prere.)	890	948
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.750%	7/1/18 (Prere.)	7,300	7,777
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	10,100	11,449
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	8,800	9,262
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	3,000	3,405

Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	7,190	8,812
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/17 (Prere.)	755	771
Massachusetts Water Resources Authority
Revenue	6.500%	7/15/19 (ETM)	8,355	8,837
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	180	207
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	820	942
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/27	3,000	3,378
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	4,500	5,039
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	10,795	12,178
				255,490
Michigan (3.0%)
Detroit MI GO	5.000%	4/1/17 (ETM)	491	494
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.250%	7/1/39	1,000	1,078
Detroit/Wayne County MI Stadium Authority
Revenue	5.000%	10/1/26 (4)	2,500	2,699
Great Lakes MI Water Authority Water Supply
System Revenue	4.000%	7/1/33 (4)	10,000	10,039
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/46	20,000	21,442
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/40	17,330	19,182
Kent Hospital Finance Authority Michigan
Revenue (Spectrum Health System) PUT	5.000%	1/15/42	10,805	11,481
Kentwood MI Economic Development Corp.
Revenue (Holland Home Obligated Group)	5.000%	11/15/37	8,875	9,116
Michigan Building Authority Revenue	5.000%	4/15/29	2,925	3,359
Michigan Building Authority Revenue	5.000%	10/15/29	1,375	1,571
Michigan Building Authority Revenue	5.000%	4/15/31	12,000	13,571
Michigan Building Authority Revenue	5.000%	4/15/38	2,000	2,208
Michigan Building Authority Revenue	5.000%	4/15/41	1,890	2,098
Michigan Building Authority Revenue	5.000%	10/15/45	3,900	4,289
Michigan Building Authority Revenue	5.250%	10/15/47	2,000	2,255
Michigan Building Authority Revenue	5.000%	10/15/51	8,000	8,841
Michigan Finance Authority Revenue	5.000%	10/1/39	13,195	14,303
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/27	500	569
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28 (4)	3,000	3,423
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	1,000	1,124
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32	5,000	5,479
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32 (14)	2,210	2,435
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	7,500	8,157
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34 (14)	1,165	1,277

Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/44	3,670	3,895
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/33	4,000	4,422
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/38	13,500	14,712
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/39	6,000	6,481
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/25	1,500	1,744
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/26	3,100	3,584
Michigan GO	5.250%	9/15/17 (Prere.)	14,000	14,384
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.750%	11/15/19 (Prere.)	5,000	5,594
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.125%	6/1/19 (Prere.)	9,000	9,989
Michigan Hospital Finance Authority Revenue
(Trinity Health)	5.000%	12/1/48	2,300	2,446
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/17 (Prere.)	8,870	9,113
Michigan State University Revenue	5.000%	8/15/26	1,165	1,361
Michigan State University Revenue	5.000%	8/15/27	1,000	1,164
Michigan Strategic Fund Limited Obligation
Revenue (Holland Home Obligated Group)	5.000%	11/15/42	4,765	4,865
Michigan Strategic Fund Limited Obligation
Revenue (Senate Offices Project)	5.250%	10/15/40	5,500	6,103
Rockford MI Public Schools GO	5.000%	5/1/44	1,225	1,358
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	6.000%	8/1/19 (Prere.)	8,000	8,911
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/39	8,245	8,812
University of Michigan Revenue	5.000%	4/1/47	13,375	15,375
Wayne County MI Airport Authority Revenue	5.000%	12/1/45	5,000	5,423
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39 (15)	3,000	3,284
Woodhaven-Brownstone MI School District GO	5.000%	5/1/27	3,675	4,296
Woodhaven-Brownstone MI School District GO	5.000%	5/1/28	3,705	4,293
				292,099
Minnesota (1.1%)
Duluth MN Independent School District No. 709
COP	5.000%	2/1/26	2,000	2,356
Duluth MN Independent School District No. 709
COP	4.000%	2/1/27	1,200	1,305
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/41	3,500	3,987
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/46	5,250	5,957
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.750%	11/15/18 (Prere.)	4,250	4,671
Minneapolis MN Special School District No. 1
COP	4.000%	2/1/29	11,120	11,717
Minneapolis MN Special School District No. 1
COP	4.000%	2/1/30	11,505	12,017
Minnesota COP	5.000%	6/1/31	3,730	4,265

Minnesota GO	5.000%	8/1/34	18,000	20,903
1 Rochester MN Electric Utility Revenue	5.000%	12/1/42	3,660	4,164
1 Rochester MN Electric Utility Revenue	5.000%	12/1/47	1,990	2,255
Rochester MN Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/33	5,000	6,110
Rochester MN Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/34	10,000	12,212
Rochester MN Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/35	2,500	3,056
University of Minnesota Revenue	5.125%	4/1/34	1,250	1,344
University of Minnesota Revenue	5.000%	8/1/35	10,300	11,287
University of Minnesota Revenue	5.000%	4/1/36	1,800	2,082
				109,688
Mississippi (0.6%)
Jackson MS Public School District GO	5.000%	4/1/28	1,645	1,855
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.600%	2/1/17	17,300	17,300
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)	5.000%	9/1/41	5,000	5,292
Mississippi State University Educational Building
Corp. Revenue	5.250%	8/1/38	2,500	2,849
S.M. Educational Building Corp. Mississippi
Revenue (Residence Hall Construction &
Refunding Project)	5.000%	3/1/43	14,490	15,762
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	6.500%	9/1/32	10,000	10,656
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	5.375%	12/1/35	4,750	5,220
				58,934
Missouri (1.2%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/44	4,670	5,138
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/24	1,500	1,701
Curators of the University of Missouri System
Facilities Revenue	4.000%	11/1/33	5,000	5,283
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,190	5,891
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/31	10,000	11,305
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/29	2,755	3,133
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/30	6,905	7,805
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/40	6,750	7,423
Kansas City MO Special Obligation Revenue
(Kansas City Downtown Redevelopment
District)	5.000%	9/1/39	3,150	3,506
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/46	3,000	3,427
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/18 (Prere.)	2,800	3,019

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/33	700	739
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	4.000%	5/15/34	5,000	5,038
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	4.000%	5/15/39	5,000	4,963
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.375%	3/15/18 (Prere.)	8,000	8,390
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/37	14,950	16,656
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/25	10,000	11,953
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/30	3,380	3,968
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/31	2,000	2,335
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/45	10,000	11,358
				123,031
Montana (0.1%)
Forsyth MT Pollution Control Revenue (Puget
Sound Energy Project)	3.900%	3/1/23	3,575	3,642
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/41	2,650	2,927
				6,569
Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,557
Douglas County NE Hospital Authority No. 3
Health Facilities Revenue (Nebraska
Methodist Health System)	5.000%	11/1/45	2,500	2,670
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.375%	4/1/19 (Prere.)	3,000	3,267
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/29	2,000	2,222
Omaha NE Public Power District Electric
Revenue	5.500%	2/1/18 (Prere.)	5,000	5,224
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/37	6,000	6,290
University of Nebraska Student Fee Revenue	5.000%	7/1/37	5,000	5,536
				30,766
Nevada (0.5%)
Clark County NV GO	6.500%	6/1/17 (2)	5,000	5,093
Las Vegas NV GO	4.000%	9/1/32	8,860	9,279
Las Vegas NV GO	4.000%	9/1/33	9,220	9,583
Las Vegas Valley Water District Nevada GO	5.000%	6/1/27	1,050	1,202
Las Vegas Valley Water District Nevada GO	5.000%	6/1/29	7,470	8,491
Las Vegas Valley Water District Nevada GO	5.000%	6/1/30	7,845	8,881
Las Vegas Valley Water District Nevada GO	5.000%	2/1/31	2,125	2,200
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,800	3,241
				47,970
New Hampshire (0.2%)
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)	6.000%	8/1/38	2,400	2,621
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/34	1,375	1,482

New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	7,955	8,542
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/38	8,000	9,180
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/30	1,000	1,067
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/31	640	677
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/32	1,000	1,056
				24,625
New Jersey (3.0%)
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,524
New Jersey Economic Development Authority
Revenue	5.000%	6/15/36	2,000	1,997
New Jersey Economic Development Authority
Revenue	5.000%	6/15/41	5,750	5,710
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	10,000	10,670
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	3,000	3,084
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/26 (2)	10,000	10,836
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	9,000	10,393
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	20,000	20,423
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	4.000%	7/1/34	1,000	1,010
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	4.000%	7/1/35	1,750	1,761
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	8,284
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/29	7,335	7,462
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/27	5,755	6,640
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/29	2,670	3,023
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	8,190	8,864
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.640%	2/7/17 LOC	3,700	3,700
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	1,290	1,333
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	100	103
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/27	1,000	1,077
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	2,500	2,662
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	2,550	2,683

New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	10,885	11,147
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/31	7,000	7,164
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/28	12,000	12,302
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/29	1,925	1,962
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/32	3,000	3,086
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.500%	6/15/39	5,300	5,507
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/41	7,300	7,393
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	10,000	9,911
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	30,000	33,616
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	5,180	5,614
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/22	5,000	5,306
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	8,500	9,150
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	15,000	10,450
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/26	2,000	2,099
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	15,000	8,818
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	7,400	7,481
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32 (4)	17,000	8,070
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,431
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	8,000	9,094
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	10,795	12,224
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/27	2,000	2,179
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	2,000	2,038
				300,281
New Mexico (0.4%)
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/24	810	966
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/25	1,100	1,324
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/26	1,200	1,452
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/27	1,515	1,820
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/39	6,500	6,893

New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/42	15,025	16,466
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/44	10,100	11,151
				40,072
New York (15.5%)
Albany NY Industrial Development Agency Civic
Facility Revenue (Albany Medical Center
Hospital Project) VRDO	0.790%	2/7/17 LOC	3,905	3,905
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	6,000	6,875
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/24	8,120	9,309
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	6,710	7,693
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	28,730	32,519
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/19 (Prere.)	3,000	3,325
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/39	2,000	2,200
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/41	3,250	3,627
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	17,000	18,626
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/46	1,735	1,927
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/32	3,000	3,232
New York City NY GO	5.000%	8/1/17 (Prere.)	780	796
New York City NY GO	5.000%	8/1/23	9,550	11,042
New York City NY GO	5.000%	8/1/24	10,195	11,898
New York City NY GO	5.000%	8/1/24	4,665	5,389
New York City NY GO	5.000%	8/1/25	5,000	5,449
New York City NY GO	5.000%	8/1/25	9,160	10,591
New York City NY GO	5.000%	8/1/25	5,000	5,781
New York City NY GO	5.000%	8/1/26	2,765	3,188
New York City NY GO	5.000%	8/1/26	8,065	9,589
New York City NY GO	5.000%	8/1/31	5,000	5,596
New York City NY GO	5.000%	3/1/32	5,000	5,656
New York City NY GO	4.000%	8/1/32	5,000	5,254
New York City NY GO	5.000%	8/1/32	5,000	5,596
New York City NY GO	5.000%	10/1/32	5,260	5,968
New York City NY GO	5.000%	12/1/34	16,310	18,859
New York City NY GO	5.000%	8/1/35	1,500	1,675
New York City NY GO	4.000%	8/1/36	7,500	7,758
New York City NY GO	5.000%	8/1/37	7,690	8,769
New York City NY GO	5.000%	12/1/38	14,545	16,685
New York City NY GO VRDO	0.630%	2/1/17	20,000	20,000
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	6,000	6,445

New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/20 (12)	8,400	7,806
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/22 (12)	4,585	3,984
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/24 (12)	9,670	7,780
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/28	2,000	2,290
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	10,000	11,105
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,580	7,361
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	3,500	3,950
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	9,000	10,261
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,094
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	4,150	4,707
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	5,000	5,657
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	20,000	22,688
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	10,000	11,086
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	21,000	23,682
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	1,500	1,702
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	13,775	15,246
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,581
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	6,320	6,996
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	1,000	1,115
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	5,000	5,652
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.600%	2/1/17	3,100	3,100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.620%	2/1/17	3,200	3,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.630%	2/1/17	5,620	5,620
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.630%	2/1/17	5,400	5,400

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.630%	2/1/17	2,300	2,300
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	5,000	5,645
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	16,000	17,806
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	800	902
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,564
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	10,000	11,278
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	2,750	3,083
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	8,000	9,015
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	870	943
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/29	15,000	17,224
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	5,000	5,771
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	10,000	11,421
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/33	2,500	2,825
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	5,000	5,634
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/34	4,215	4,833
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	6,130	6,584
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	7,000	8,006
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	8,940	9,865
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	10,000	11,404
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	2/1/36	10,000	10,470
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/37	9,000	10,087
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/37	7,135	8,051
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	15,875	17,598
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/40	6,810	7,761
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/41	23,000	25,798
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/42	4,500	5,030
3 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.740%	2/1/17	5,880	5,880
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.630%	2/1/17	1,700	1,700

New York Convention Center Development
Corp. Revenue	5.000%	11/15/45	5,130	5,732
3 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	7,950	8,239
New York Liberty Development Corp. Revenue	5.000%	11/15/31	3,000	3,341
New York Liberty Development Corp. Revenue	5.000%	12/15/41	12,100	13,246
New York Liberty Development Corp. Revenue	5.125%	1/15/44	5,000	5,391
New York Liberty Development Corp. Revenue	5.000%	11/15/44	7,550	8,279
New York Liberty Development Corp. Revenue	5.750%	11/15/51	18,500	21,055
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	10,250	12,224
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	5,000	5,662
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	6,000	6,892
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	4,750	5,479
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	6,000	6,859
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	11,935	13,373
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/31	10,000	11,684
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	4,500	5,059
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	5,400	6,011
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/37	11,105	12,636
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	8,550	9,425
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	5,000	5,512
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	7,500	8,348
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/45	7,000	7,760
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	4,625	5,211
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	5,500	6,228
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,750	4,086
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/24	5,000	5,723
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/24	3,000	3,434
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/28	10,250	11,775
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,274
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/29	11,500	13,961
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/32	18,220	21,828
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,470

New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/25	7,000	8,130
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/26	9,885	11,475
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	3,000	3,352
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/38	10,000	11,097
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/41	6,000	6,761
3 New York Metropolitan Transportation Authority
Revenue (Transit Revenue) TOB VRDO	0.770%	2/7/17 LOC	13,955	13,955
New York Metropolitan Transportation Authority
Revenue VRDO	0.620%	2/1/17 LOC	2,655	2,655
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/40	8,700	9,538
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/19 (ETM)	10	11
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/27	6,185	7,495
New York State Dormitory Authority Revenue
(New York University)	5.750%	7/1/27 (14)	10,000	12,183
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	2,300	2,593
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/21 (ETM)	5	6
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	610	707
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/30	26,300	30,385
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/31	9,120	10,290
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	10,000	11,277
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	22,000	24,499
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	2,250	2,527
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	7,500	8,414
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	20,000	22,488
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/42	25,000	27,814
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22 (4)	7,240	8,279
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	2,000	2,301
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/20 (Prere.)	5,000	5,763
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/46	1,000	1,106
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	5,860	6,828

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	3,500	3,914
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	11,750	13,522
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/43	5,000	5,624
New York State GO	5.000%	2/1/30	3,385	3,702
New York State GO	5.000%	2/15/30	4,000	4,473
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center
Project)	5.000%	11/15/44	5,000	5,207
New York State Thruway Authority Revenue	5.000%	1/1/26	10,000	11,662
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	5,000	5,637
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/31	6,265	7,055
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	8,000	8,879
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	7,385	7,967
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	15,000	17,810
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	5,000	5,888
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	11,460
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	5,835	6,667
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	11,170	12,780
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	10,000	11,399
3 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.740%	2/7/17 LOC	8,500	8,500
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/28	4,000	4,737
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/31	2,000	2,326
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/33	3,905	4,477
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/36	3,425	3,755
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/38	4,180	4,573
Port Authority of New York & New Jersey
Revenue	5.250%	11/15/56	10,000	11,438
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	10,000	11,250
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/28	5,000	5,678
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/35	5,000	5,432

Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University)	5.000%	7/1/37	10,000	11,026
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	5/15/18 (Prere.)	12,500	13,187
Triborough Bridge & Tunnel Authority New York
Revenue	6.125%	1/1/21 (ETM)	6,565	7,340
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/29	6,710	7,969
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/38	7,000	8,050
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/47	5,500	6,284
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/27	5,000	6,011
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/28	10,000	12,040
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	14,480	17,090
Utility Debt Securitization Authority New York
Revenue	4.000%	12/15/37	7,500	7,824
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/37	19,000	21,813
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	9,835	10,339
				1,531,674
North Carolina (0.9%)
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/27	2,860	3,370
Buncombe County NC Limited Obligation
Revenue	5.000%	6/1/28	1,500	1,763
Cabarrus County NC Installment Financing
Contract Revenue	5.000%	4/1/28	1,000	1,189
Cabarrus County NC Installment Financing
Contract Revenue	5.000%	4/1/30	1,000	1,171
Cabarrus County NC Installment Financing
Contract Revenue	5.000%	4/1/32	1,825	2,112
Charlotte NC Airport Revenue	5.000%	7/1/26	2,205	2,436
Charlotte NC Airport Revenue	5.000%	7/1/36	2,000	2,199
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/33	5,000	5,516
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/55	6,000	6,725
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.500%	1/1/19 (Prere.)	3,000	3,248
North Carolina GAN	5.000%	3/1/28	20,000	23,038
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	500	541
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.250%	6/1/29	3,000	3,279
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.375%	10/1/45	10,000	10,328
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/31	12,000	13,814
University of North Carolina Hospitals at Chapel
Hill Revenue	5.000%	2/1/46	5,000	5,546

Winston-Salem NC Water & Sewer System
Revenue	4.000%	6/1/30	1,610	1,752
Winston-Salem NC Water & Sewer System
Revenue	4.000%	6/1/31	1,500	1,623
Winston-Salem NC Water & Sewer System
Revenue	4.000%	6/1/32	2,000	2,147
				91,797
Ohio (1.7%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/46	18,000	19,473
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,050
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/42	1,300	1,397
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/25	4,000	4,513
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/41	8,315	9,159
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	5,465	6,118
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	5,000	5,441
Butler County OH Hospital Facilities Revenue
(UC Health)	5.000%	11/15/45	8,810	9,577
Cleveland OH Water Revenue	4.000%	1/1/31	1,355	1,409
Cleveland OH Water Revenue	4.000%	1/1/32	1,500	1,554
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/33	3,510	3,867
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/34	3,690	4,050
1 Columbus OH City School District GO	5.000%	12/1/42	8,000	9,051
Franklin County OH Health Care Facilities
Improvement Revenue (OPRS Communities)	5.000%	7/1/29	2,235	2,416
Franklin County OH Health Care Facilities
Improvement Revenue (OPRS Communities)	5.000%	7/1/38	11,975	12,365
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	3,250	3,657
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/28	6,000	6,747
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/29	5,270	5,840
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	3,220	3,719
Middletown OH City School District GO	5.000%	6/1/17 (Prere.)	4,715	4,781
Ohio GO	5.000%	2/1/29	3,000	3,420
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.610%	2/1/17	9,950	9,950
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	10,000	10,667
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	7,750	8,217
Ohio State University General Receipts
Revenue	5.000%	6/1/38	7,000	7,871

Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.750%	2/15/18 (Prere.)	3,500	3,672
				169,981
Oklahoma (0.1%)
Oklahoma Capitol Improvement Authority
Highway Improvement Revenue	4.000%	7/1/34	2,000	2,063
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/38	5,500	6,333
Oklahoma Turnpike Authority Revenue	5.000%	1/1/28	775	864
				9,260
Oregon (0.6%)
Deschutes County OR Hospital Facilities
Authority Revenue (St. Charles Memorial
Hospital Inc.)	4.000%	1/1/33	1,000	1,018
Deschutes County OR Hospital Facilities
Authority Revenue (St. Charles Memorial
Hospital Inc.)	4.000%	1/1/34	500	506
Deschutes County OR Hospital Facilities
Authority Revenue (St. Charles Memorial
Hospital Inc.)	4.000%	1/1/35	1,000	1,010
Deschutes County OR Hospital Facilities
Authority Revenue (St. Charles Memorial
Hospital Inc.)	5.000%	1/1/48	5,000	5,423
Eugene OR Electric Utility System Revenue	4.000%	8/1/31	700	746
Eugene OR Electric Utility System Revenue	4.000%	8/1/32	1,250	1,326
Eugene OR Electric Utility System Revenue	4.000%	8/1/33	1,000	1,054
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/30	4,000	4,473
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/30	4,345	5,094
Oregon GO	5.000%	5/1/27	3,110	3,779
Oregon GO	5.000%	6/1/27	1,990	2,420
Oregon GO	5.000%	5/1/28	770	931
Oregon GO	5.000%	6/1/28	2,090	2,529
Oregon GO	5.000%	5/1/29	2,000	2,403
Oregon GO	5.000%	6/1/29	2,195	2,640
Oregon GO (Oregon University System
Projects)	5.000%	8/1/36	2,000	2,229
Oregon Health & Science University Revenue	5.000%	7/1/27	2,150	2,427
Port of Portland OR International Airport
Revenue	5.000%	7/1/47	3,000	3,398
Salem OR Hospital Facilities Authority Revenue
(Salem Health Project)	5.000%	5/15/46	5,000	5,413
Umatilla County OR Hospital Facility Authority
Revenue (Catholic Health Initiatives)	5.000%	5/1/22	10,860	10,893
				59,712
Pennsylvania (5.1%)
Allegheny County PA GO	5.000%	11/1/28	5,000	5,836
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	8,000	9,180
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	3,000	3,295
Cheltenham Township PA School District GO	5.000%	3/15/41	15,210	16,597
Delaware County PA Authority University
Revenue (Villanova University)	4.000%	12/1/30	1,855	1,972
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/31	800	908

Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/32	920	1,040
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/33	2,625	2,953
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/34	2,000	2,241
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/35	2,160	2,412
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	4,325	4,684
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	7/1/36	2,000	2,148
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/27	3,095	3,679
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/45	5,000	5,262
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/35	3,000	3,362
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/40	2,390	2,664
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.000%	7/1/45	6,140	6,249
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.125%	7/1/50	5,015	5,127
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/18 (Prere.)	3,500	3,734
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/18 (Prere.)	2,500	2,667
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/30	13,955	15,706
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	2/1/34	3,000	3,313
Pennsylvania Economic Development Financing
Authority Revenue (UPMC Obligated Group)	5.000%	7/1/38	12,000	13,055
Pennsylvania GO	4.000%	8/15/28 (4)	15,000	16,021
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/38	4,500	5,067
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	1,000	1,108
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	5,160	5,634
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,259
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/28	3,100	3,468
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/30	3,000	3,331
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/31	1,500	1,665

Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	1,500	1,660
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/45	2,000	2,192
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/50	18,000	19,801
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/32	2,750	2,909
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	4.000%	8/15/33	1,555	1,632
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/40	8,000	8,860
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University PropertiesInc.)	5.000%	7/1/42	4,790	4,898
Pennsylvania State University Revenue	5.000%	9/1/27	830	1,003
Pennsylvania State University Revenue	5.000%	9/1/28	3,000	3,546
Pennsylvania State University Revenue	5.000%	9/1/28	1,000	1,182
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/28	9,015	10,492
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.500%	12/1/31	7,255	8,412
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/42	1,000	1,097
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	5,000	5,478
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/18 (Prere.)	4,000	4,223
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/18 (Prere.)	5,000	5,295
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	1,085	1,177
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	4,915	5,333
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	6,000	7,121
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	11,325	12,916
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	7,555	8,553
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	1,750	1,981
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,750	4,222
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29 (4)	13,000	14,869
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	1,400	1,524
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,200	10,258
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/34	3,500	3,029
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/34	11,670	11,537
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	14,820	16,165
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/37	6,000	5,119
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	15,990	17,197
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	5,165	5,581
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	5,000	5,492
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	16,400	17,749
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	6,400	7,001
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	12,000	13,263
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45	3,500	3,908
1 Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	4.000%	9/1/47	6,150	5,991

Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/45	6,035	6,637
Philadelphia PA GO	5.000%	8/1/29	5,735	6,432
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/26	3,000	3,023
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	5,000	5,030
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	3,000	3,197
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	100	108
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	6,880	7,406
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	5.000%	9/1/25 (15)	10,000	11,251
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/45	15,000	16,427
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/25 (4)	10,000	11,113
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/31	3,000	3,358
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/37	4,210	4,620
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	3,500	3,815
				500,740
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/30 (14)	5,000	5,251

Rhode Island (0.3%)
Rhode Island & Providence Plantations GO	5.500%	8/1/29	7,355	8,416
Rhode Island & Providence Plantations GO	5.500%	8/1/31	2,520	2,896
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(Rhode Island School of Design) VRDO	0.630%	2/7/17 LOC	11,005	11,005
Rhode Island Housing & Mortgage Finance
Corp. Revenue	4.000%	10/1/40	765	792
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/35	10,000	10,471
				33,580
South Carolina (1.5%)
Charleston County SC Airport District System
Revenue	5.000%	7/1/43	5,000	5,374
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/26	10,000	11,633
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/29	2,500	2,895

3 Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project) TOB
VRDO	0.710%	2/7/17	7,250	7,250
Florence County SC Hospital Revenue (McLeod
Regional Medical Center Project)	5.000%	11/1/37	4,200	4,514
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/34	1,165	1,277
1 North Charleston SC Revenue	5.000%	10/1/40	7,000	7,679
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,344
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/30	1,500	1,690
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/38	5,305	5,682
South Carolina Jobs Economic Development
Authority Hospital Revenue (Conway
Hospitals Inc.)	5.250%	7/1/47	12,600	13,803
South Carolina Public Service Authority
Revenue	5.500%	1/1/19 (Prere.)	795	861
South Carolina Public Service Authority
Revenue	5.500%	1/1/19 (Prere.)	9,205	9,965
South Carolina Public Service Authority
Revenue	5.000%	12/1/33	5,000	5,656
South Carolina Public Service Authority
Revenue	5.000%	12/1/38	10,000	11,084
South Carolina Public Service Authority
Revenue	5.125%	12/1/43	1,500	1,672
South Carolina Public Service Authority
Revenue	5.000%	12/1/50	5,935	6,378
South Carolina Public Service Authority
Revenue	5.500%	12/1/54	10,000	11,262
South Carolina Public Service Authority
Revenue	5.250%	12/1/55	10,500	11,501
South Carolina Public Service Authority
Revenue	5.000%	12/1/56	12,500	13,476
				144,996
South Dakota (0.1%)
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/35	3,000	3,291
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/37	10,045	10,818
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/45	1,000	1,077
				15,186
Tennessee (1.2%)
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.250%	1/1/45	14,005	14,574
Clarksville TN Public Building Authority Revenue
(Morristown) VRDO	0.690%	2/1/17 LOC	4,680	4,680
1 Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/36	2,250	2,415

Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/36	2,500	2,683
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/47	11,315	12,014
Shelby County TN GO	5.000%	4/1/27	2,855	3,484
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Healthcare)	5.250%	3/1/18 (Prere.)	350	366
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.620%	2/1/17 (4)	2,400	2,400
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.630%	2/1/17 (4)	7,000	7,000
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/20	740	820
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	990	1,128
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/23	9,645	10,781
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	3,710	4,239
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	6,175	7,097
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	2,160	2,513
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	19,950	22,800
Tennessee GO	5.000%	9/1/28	5,750	6,816
Tennessee GO	5.000%	9/1/29	2,500	2,950
Tennessee GO	5.000%	8/1/30	1,345	1,592
Tennessee GO	5.000%	9/1/34	700	810
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	7/1/37	1,045	1,106
Tennessee Housing Development Agency
Homeownership Program Revenue	4.000%	7/1/38	2,540	2,665
Washington County TN GO	4.000%	6/1/29	3,260	3,547
				118,480
Texas (9.2%)
Arlington TX Independent School District GO	4.000%	2/15/30	2,000	2,130
1 Austin TX Airport System Revenue	5.000%	11/15/41	6,500	7,371
1 Austin TX Airport System Revenue	5.000%	11/15/46	11,000	12,415
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/29	3,270	3,735
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/31	7,140	8,061
Austin TX GO	5.000%	9/1/32	1,300	1,495
Austin TX Independent School District GO	5.000%	8/1/26	1,425	1,701
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/25	5,000	5,758
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/25	3,000	3,404
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/27	2,500	3,005

Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/21 (Prere.)	4,260	4,927
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/21 (Prere.)	1,000	1,175
Central Texas Regional Mobility Authority
Revenue	6.750%	1/1/21 (Prere.)	2,000	2,388
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/45	6,000	6,429
Clear Creek TX Independent School District GO	5.000%	2/15/30	10,000	11,558
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	3,000	3,369
Dallas County TX Utility & Reclamation District
GO	5.000%	2/15/28	5,000	5,858
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/41	8,925	10,101
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/46	3,560	4,014
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/27 (12)	5,000	5,283
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28 (12)	2,125	2,272
Dallas TX GO	5.000%	2/15/25	5,000	5,671
Dallas TX GO	5.000%	2/15/29	2,335	2,612
Dallas TX GO	5.000%	2/15/30	3,585	3,980
Dallas TX GO	5.000%	2/15/31	2,485	2,742
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/31	5,800	6,691
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/37	5,000	5,524
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	6,410	7,082
Denton TX Independent School District GO	5.000%	8/15/45	12,000	13,517
El Paso County TX Community College District
Revenue	5.000%	4/1/42 (4)	5,000	5,501
El Paso TX GO	5.000%	8/15/27	3,625	4,289
1 El Paso TX Independent School District GO	4.000%	8/15/33	2,500	2,642
1 El Paso TX Independent School District GO	5.000%	8/15/42	10,000	11,416
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	5.000%	3/1/23	1,000	1,133
Friendswood TX Independent School District
GO	4.000%	2/15/32	3,630	3,839
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/35	21,495	18,231
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/36	8,475	7,161
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.250%	10/1/51	12,000	13,528
Gulf Coast TX Industrial Development Authority
Revenue (ExxonMobil Project) VRDO	0.600%	2/1/17	11,500	11,500
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	5.000%	12/1/35	8,000	8,712
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.620%	2/1/17	3,450	3,450
3 Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital) TOB VRDO	0.670%	2/1/17	34,130	34,130
Harris County TX GO	5.000%	10/1/26	3,000	3,593

Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.125%	12/1/18 (Prere.)	3,250	3,598
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.620%	2/1/17	3,200	3,200
Harris County TX Sports Authority Revenue	5.000%	11/15/27 (4)	2,150	2,463
Harris County TX Sports Authority Revenue	5.000%	11/15/28	1,465	1,642
Harris County TX Sports Authority Revenue	5.000%	11/15/30	2,790	3,098
Hays County TX GO	4.000%	2/15/31	2,265	2,386
Hays County TX GO	4.000%	2/15/32	3,820	4,006
Houston TX Airport System Revenue	5.000%	7/1/32	3,000	3,334
Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,273
Houston TX Community College System GO	5.000%	2/15/36	10,000	10,895
Houston TX GO	5.000%	3/1/25	3,335	3,924
Houston TX GO	5.000%	3/1/27	15,000	17,617
Houston TX GO	5.000%	3/1/30	5,395	6,048
Houston TX Utility System Revenue	5.000%	5/15/28	3,000	3,475
Houston TX Utility System Revenue	5.250%	11/15/31	5,000	5,638
Houston TX Utility System Revenue	5.000%	11/15/32	28,395	33,259
Humble TX Independent School District GO	4.000%	2/15/28	10,290	11,175
Katy TX Independent School District GO	5.000%	2/15/25	5,000	6,006
Lamar TX Consolidated Independent School
District GO	4.000%	2/15/30	10,000	10,651
Lamar TX Consolidated Independent School
District GO	4.000%	2/15/31	5,000	5,289
Lamar TX Consolidated Independent School
District GO	4.000%	2/15/32	6,835	7,200
Laredo TX Community College District GO	5.000%	8/1/30	2,000	2,267
Laredo TX Community College District GO	5.000%	8/1/32	1,250	1,406
Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,675
Lone Star College System Texas GO	4.000%	2/15/29	1,150	1,246
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	20	22
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	225
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	11
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.000%	5/15/26	3,000	3,426
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	5,000	5,398
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,760	5,123
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	5,000	5,413
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/40	3,500	3,872
Lubbock TX GO	4.000%	2/15/30	1,250	1,318
Mansfield TX Independent School District GO	5.000%	2/15/45	5,000	5,600
Matagorda County TX Navigation District No. 1
Pollution Control Revenue (Central Power &
Light Co. Project)	6.300%	11/1/29	7,500	8,210
Missouri City TX GO	4.000%	6/15/32	1,000	1,041
Montgomery County TX GO	5.250%	3/1/19 (Prere.)	5,000	5,414
New Hope TX Cultural Education Facilities
FinanceCorp. First Mortgage Revenue
(Morningside Ministries Project)	6.500%	1/1/48	10,350	11,460
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(Legacy at Willow Bend Retirement
Community Project)	5.000%	11/1/46	3,000	2,995

New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.500%	1/1/43	1,600	1,622
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.500%	1/1/49	1,600	1,615
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/47	6,900	7,159
North Texas Tollway Authority System Revenue	6.250%	1/1/19 (Prere.)	4,880	5,347
North Texas Tollway Authority System Revenue	6.250%	2/1/23	10,000	11,115
North Texas Tollway Authority System Revenue	5.000%	1/1/28	2,000	2,283
North Texas Tollway Authority System Revenue	5.000%	1/1/30	10,000	11,460
North Texas Tollway Authority System Revenue	5.000%	9/1/30	9,000	10,064
North Texas Tollway Authority System Revenue	5.000%	9/1/31	2,000	2,232
North Texas Tollway Authority System Revenue	5.000%	1/1/32	3,000	3,355
North Texas Tollway Authority System Revenue	5.000%	1/1/33	13,675	15,028
North Texas Tollway Authority System Revenue	5.000%	1/1/34	14,355	15,727
North Texas Tollway Authority System Revenue	6.000%	1/1/38	12,500	14,278
North Texas Tollway Authority System Revenue	6.250%	1/1/39	1,120	1,211
North Texas Tollway Authority System Revenue	6.000%	9/1/41	2,500	2,916
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/23	1,000	1,134
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/24	4,325	4,966
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/25	4,520	5,156
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/26	2,250	2,553
Olmos Park TX Higher Education Facilities
Corp. Revenue (University of the Incarnate
Word Project)	5.000%	12/1/27	1,845	2,085
Pasadena TX GO	4.000%	2/15/32	1,500	1,582
Round Rock TX Independent School District GO	4.000%	8/1/30	3,130	3,344
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/22	5,480	6,305
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/23	6,155	7,109
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/38	6,500	7,270
San Antonio TX Water Revenue	5.000%	5/15/26	2,000	2,269
San Jacinto TX Community College District GO	5.000%	2/15/29	3,860	4,495
San Jacinto TX Community College District GO	5.000%	2/15/30	4,055	4,682
San Jacinto TX Community College District GO	5.000%	2/15/31	2,250	2,583
San Jacinto TX Community College District GO	5.000%	2/15/32	2,000	2,286
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/37	4,500	4,993
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project)	5.000%	11/15/45	7,265	8,037
Texas GO	4.000%	5/15/32	2,250	2,373
Texas GO	5.000%	5/15/40	7,000	7,938

Texas GO	5.000%	10/1/44	20,195	22,898
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/19	600	650
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	550	607
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	1,390	1,592
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	6,630	7,644
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/25	2,470	2,865
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/26	2,700	2,945
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/26	1,155	1,339
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/29	5,000	5,387
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	4,000	4,592
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	9,000	10,177
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	6/30/40	29,880	34,173
Texas State University System Financing
System Revenue	5.000%	3/15/38	3,300	3,670
Texas State University System Financing
System Revenue	5.000%	3/15/42	2,000	2,193
Texas Transportation Commission GO	5.000%	4/1/28	10,000	11,627
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/36	10,000	11,442
Texas Transportation Commission Revenue	5.000%	8/15/41	3,815	4,157
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	6,000	6,530
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	6,440	7,071
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/26 (ETM)	555	431
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/26 (2)	9,445	6,892
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/28 (ETM)	50	36
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/28 (2)	29,955	19,866
Texas Water Development Board Revenue	5.000%	10/15/30	10,000	11,706
United TX Independent School District GO	5.000%	8/15/26	2,195	2,608
United TX Independent School District GO	5.000%	8/15/27	2,300	2,725
United TX Independent School District GO	5.000%	8/15/28	2,355	2,768
United TX Independent School District GO	5.000%	8/15/29	2,535	2,967
University of Houston Texas Revenue	4.000%	2/15/30	4,610	4,859
University of North Texas Revenue	5.000%	4/15/33	3,200	3,635
University of North Texas Revenue	5.000%	4/15/34	3,000	3,394
University of North Texas Revenue	5.000%	4/15/36	3,000	3,373
Ysleta TX Independent School District GO	5.000%	8/15/41	7,065	8,020
1 Ysleta TX Independent School District GO	5.000%	8/15/47	10,000	11,358
				912,466
Utah (0.4%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	4,500	5,015

Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	2,500	2,781
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	4,180	4,629
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	3,110	3,433
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	1,855	2,042
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	15,825	18,039
				35,939
Virginia (2.0%)
Chesapeake Bay VA Bridge & Tunnel District
Revenue	5.000%	7/1/41 (4)	5,000	5,538
Chesapeake Bay VA Bridge & Tunnel District
Revenue	5.000%	7/1/51	5,000	5,369
1 Fairfax County VA GO	5.000%	10/1/29	11,190	13,622
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/32	1,800	2,061
Fairfax County VA Economic Development
Authority Facilities Revenue (County Facilities
Project)	5.000%	10/1/34	1,145	1,301
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	4.000%	4/1/31	3,810	4,066
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	4.000%	4/1/32	11,190	11,878
Fairfax County VA Industrial Development
Authority Health Care Revenue (Inova Health
System Obligated Group)	5.500%	5/15/19 (Prere.)	3,530	3,870
Fairfax County VA Industrial Development
Authority Health Care Revenue (Inova Health
System Obligated Group)	5.500%	5/15/35	6,470	6,989
Fairfax County VA Sewer Revenue	4.000%	7/15/32	2,515	2,691
Henrico County VA Economic Development
Authority Revenue (Bon Secours Health
System)	5.250%	11/1/42 (12)	3,500	3,780
Henrico County VA Water & Sewer Revenue	5.000%	5/1/27	2,585	3,146
Richmond VA Public Utility Revenue	5.000%	1/15/27	10,000	12,002
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/28	1,640	1,813
University of Virginia Revenue	5.000%	6/1/37	8,000	9,064
1 University of Virginia Revenue	5.000%	4/1/42	8,000	9,340
University of Virginia Revenue	5.000%	4/1/45	5,000	5,696
1 University of Virginia Revenue	5.000%	4/1/47	6,000	6,960
Virginia Commonwealth Transportation Board
Revenue	4.000%	3/15/26	12,455	13,420
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/30	28,875	32,674
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/32	17,375	19,413
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/33	4,000	4,469
Virginia Public Building Authority Public Facilities
Revenue	4.000%	8/1/27	8,335	9,000
Virginia Public Building Authority Public Facilities
Revenue	4.000%	8/1/28	8,675	9,292
				197,454

Washington (1.7%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/41	13,500	15,496
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/46	5,000	6,379
3 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.670%	2/1/17	3,400	3,400
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/18 (14)	10,000	9,826
Port of Seattle WA Revenue	5.000%	8/1/29	10,500	11,837
Port of Seattle WA Revenue	5.000%	6/1/30	2,000	2,184
Port of Seattle WA Revenue	5.000%	4/1/31	3,260	3,713
Port of Seattle WA Revenue	5.000%	4/1/32	3,425	3,883
Port of Seattle WA Revenue	5.000%	3/1/33	4,380	4,942
Port of Seattle WA Revenue	5.000%	4/1/34	3,665	4,123
Port of Seattle WA Revenue	5.000%	3/1/35	3,240	3,630
Seattle WA Municipal Light & Power Revenue	4.000%	4/1/29	3,825	4,134
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/33	2,000	2,228
Snohomish County WA Public Utility District No.
1 Revenue	5.000%	12/1/40	5,000	5,622
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/30	9,065	9,749
University of Washington Revenue	5.000%	7/1/34	2,000	2,243
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/23	1,800	2,102
Washington GO	5.000%	2/1/35	10,000	11,099
Washington GO	5.000%	8/1/35	2,000	2,242
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	6,000	6,373
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/18 (Prere.)	5,490	5,852
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/31 (4)	5,000	5,207
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/44	5,000	5,401
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	7,500	8,219
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)
VRDO	0.680%	2/7/17	3,625	3,625
Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital)	5.625%	10/1/19 (Prere.)	12,000	13,320
Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital)	5.000%	10/1/40	2,215	2,388
2 Washington Health Care Facilities Authority
Revenue (Swedish Health Services)	6.250%	5/15/21 (Prere.)	6,500	7,775
				166,992
West Virginia (0.6%)
Morgantown WV Combined Utility System
Revenue	5.000%	12/1/41 (4)	7,000	7,787
Morgantown WV Combined Utility System
Revenue	5.000%	12/1/46 (4)	6,320	7,003

West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,731
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	6,500	6,926
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.500%	6/1/44	20,000	22,217
West Virginia University Revenue	5.000%	10/1/36	5,985	6,666
West Virginia Water Development Authority
Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/30	3,000	3,452
				56,782
Wisconsin (1.2%)
Wisconsin GO	6.000%	5/1/19 (Prere.)	10,000	11,060
Wisconsin Health & Educational Facilities
Authority Health Care Facilities Revenue
(Luther Hospital)	5.750%	11/15/30	7,500	8,125
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.250%	6/1/34	6,785	7,312
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.750%	7/1/30	6,150	6,754
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/36	15,000	15,011
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/39	5,000	4,977
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	12,110	13,086
Wisconsin Health & Educational Facilities
Authority Revenue (Froedtert & Community
Health Inc.)	5.000%	4/1/42	20,690	22,206
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/29	1,700	1,902
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	3,260	3,640
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	4.000%	10/1/31	1,000	1,038
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	4.000%	10/1/32	1,080	1,115
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	4.000%	10/1/33	1,385	1,420
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	4.000%	10/1/34	1,570	1,603
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin)	5.000%	12/1/41	15,000	16,752
Wisconsin Transportation Revenue	5.000%	7/1/31	2,815	3,178
				119,179
Total Tax-Exempt Municipal Bonds (Cost $9,466,349)				9,789,741

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (1.2%)
Money Market Fund (1.2%)
4 Vanguard Municipal Cash Management Fund
(Cost $115,889)	0.653%	1,158,883	115,900
Total Investments (100.3%) (Cost $9,582,238)			9,905,641
Other Assets and Liabilities-Net (-0.3%)			(28,312)
Net Assets (100%)			9,877,329

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
January 31, 2017.
2 Securities with a value of $850,000 have been segregated as initial margin for open futures contracts.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate value of these securities was $104,453,000, representing 1.1% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Long-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.
LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Long-Term Tax-Exempt Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	9,789,741	—
Temporary Cash Investments	115,900	—	—
Futures Contracts—Assets[1]	121	—	—
Futures Contracts—Liabilities[1]	(12)	—	—
Total	116,009	9,789,741	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Long-Term Tax-Exempt Fund

At January 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	March 2017	500	58,934	198
Ultra Long U.S. Treasury Bond	March 2017	(20)	(3,214)	(33)
				165

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2017, the cost of investment securities for tax purposes was $9,592,320,000. Net unrealized appreciation of investment securities for tax purposes was $313,321,000, consisting of unrealized gains of $405,571,000 on securities that had risen in value since their purchase and $92,250,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Tax-Exempt Fund

Schedule of Investments (unaudited)

As of January 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.3%)
Alabama (1.1%)
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/40	3,000	3,424
1 Birmingham AL GO	0.000%	3/1/37	2,500	2,757
2 Birmingham AL GO	0.000%	3/1/40	3,000	2,983
2 Birmingham AL GO	0.000%	3/1/45	4,000	3,962
Birmingham AL Special Care Facilities
Financing Authority Revenue (Methodist
Home for the Aging)	5.750%	6/1/45	2,500	2,538
Houston County AL Health Care Authority
Revenue	5.000%	10/1/30	6,785	7,271
Jefferson County AL Sewer Revenue	0.000%	10/1/38 (4)	7,500	5,899
Jefferson County AL Sewer Revenue	6.000%	10/1/42	3,000	3,410
Jefferson County AL Sewer Revenue	7.000%	10/1/51	34,230	41,329
Jefferson County AL Sewer Revenue	6.500%	10/1/53	24,250	28,361
Montgomery AL Higher Education Building
Authority Revenue (Faulkner University)	5.000%	10/1/36	2,820	2,924
Montgomery AL Higher Education Building
Authority Revenue (Faulkner University)	5.000%	10/1/43	5,080	5,235
Selma AL Industrial Development Board
Revenue (International Paper Co. Project)	5.375%	12/1/35	4,000	4,440
				114,533
Alaska (0.2%)
Alaska Industrial Development & Export
Authority Revenue (Providence Health &
Services)	5.500%	10/1/41	6,105	6,762
Anchorage AK Electric Utility Revenue	5.000%	12/1/35	5,000	5,568
Anchorage AK Electric Utility Revenue	5.000%	12/1/36	5,000	5,549
Northern Alaska Tobacco Securitization Corp.
Revenue	4.625%	6/1/23	2,530	2,543
				20,422
American Samoa (0.0%)
American Samoa Economic Development
Authority Revenue	6.625%	9/1/35	5,000	4,708

Arizona (0.8%)
Arizona Health Facilities Authority Health Care
Facilities Revenue (Beatitudes Campus
Project)	5.200%	10/1/37	7,000	6,707
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/30	3,250	3,504
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/33	1,700	1,816
Arizona Health Facilities Authority Hospital
System Revenue (Phoenix Children's
Hospital)	5.000%	2/1/34	8,250	8,755

Maricopa County AZ Pollution Control Corp.
Revenue (Southern California Edison Co.)	5.000%	6/1/35	12,500	13,566
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/33	5,925	6,737
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/34	5,520	6,257
Pima County AZ Industrial Development
Authority Revenue (Tucson Electric Power
Co. Project)	4.000%	9/1/29	3,000	3,105
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	8,545	9,833
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	17,105	19,801
University Medical Center Corp. Arizona
Hospital Revenue	6.500%	7/1/19 (Prere.)	2,500	2,808
				82,889
Arkansas (0.2%)
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/24	1,600	1,828
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/27	2,970	3,337
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/28	3,845	4,286
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/30	5,045	5,531
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/33	1,425	1,539
Arkansas Development Finance Authority
Hospital Revenue (Washington Regional
Medical Center)	5.000%	2/1/33	1,645	1,776
				18,297
California (12.9%)
Alameda CA Corridor Transportation Authority
Revenue	5.400%	10/1/17 (Prere.)	5,250	5,409
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	1,000	545
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/34	1,250	1,370
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/35 (4)	3,750	3,774
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35	3,200	3,495
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35 (4)	3,850	4,307
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/36	2,000	2,177
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/36 (4)	2,210	2,463
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/37 (4)	1,500	1,504
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/37	15,420	16,723

3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/56	10,000	11,096
4 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.260%	4/1/20	5,000	5,002
4 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.560%	5/1/23	10,000	9,926
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	5	5
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	195	205
California Educational Facilities Authority
Revenue (Stanford University)	5.250%	4/1/40	5,940	7,748
California GO	5.250%	9/1/24	6,500	7,511
California GO	5.000%	9/1/28	8,230	9,341
California GO	5.000%	9/1/29	4,565	5,175
California GO	5.000%	10/1/30	12,600	14,590
California GO	5.000%	9/1/31	10,000	11,646
California GO	6.000%	3/1/33	3,000	3,396
California GO	6.500%	4/1/33	34,000	37,769
California GO	5.000%	9/1/36	3,250	3,644
California GO	5.000%	2/1/38	6,375	7,081
California GO	5.500%	11/1/39	10,000	10,994
California GO	6.000%	11/1/39	5,000	5,585
California GO	5.000%	2/1/43	2,750	3,048
California GO	5.000%	11/1/43	12,500	14,009
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.750%	9/1/19 (Prere.)	4,500	5,007
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/28	5,000	5,296
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	10,000	10,255
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/39	10,000	9,841
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/19 (Prere.)	7,500	8,334
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	5,650	6,161
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospitalat Stanford)	5.000%	8/15/55	3,000	3,308
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	7,606
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	8/15/40	10,000	10,079
California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/42	12,000	13,667
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/34	13,770	15,336
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/35	2,000	2,098
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/41	2,080	2,163
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/47	8,750	9,155

California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.250%	11/1/47	2,900	3,105
California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/40	3,585	4,047
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	5.250%	12/1/17	12,155	12,475
California Public Works Board Lease Revenue
(Department of Corrections)	4.500%	9/1/35	10,000	10,709
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	3,600	4,067
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/34	7,380	8,225
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	11,597
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/31	10,305	10,834
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	9,035	10,073
California State University Systemwide Revenue	4.000%	11/1/38	5,560	5,694
California State University Systemwide Revenue	4.000%	11/1/45	2,750	2,797
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.250%	11/1/44	2,000	2,018
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.375%	11/1/49	9,200	9,335
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/30	6,380	7,315
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/35	4,500	5,006
California Statewide Communities Development
Authority Revenue (John Muir Health)	4.000%	8/15/46	1,200	1,170
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	18,930	20,578
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center Obligated Group)	5.250%	12/1/44	10,000	10,382
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/36	21,760	22,580
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/41	23,125	23,908
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/46	6,000	6,134
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.500%	12/1/54	12,000	12,542
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.250%	12/1/56	8,865	9,121
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital)	5.000%	10/1/26	1,120	1,278

California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital)	5.000%	10/1/46	2,650	2,819
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.750%	5/15/18 (Prere.)	8,000	8,494
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/32	1,125	1,263
Corona-Norco CA School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/35	585	651
5 Eaton Vance California Municipal Income Trust	2.160%	2/7/17	15,000	15,002
Elk Grove CA Finance Authority Special Tax
Revenue	5.000%	9/1/38 (15)	1,465	1,628
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/42	6,000	4,834
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.500%	1/15/43	8,730	10,376
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	18,000	20,519
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/26 (4)	10,000	7,397
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/27 (2)	10,000	6,931
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/32	4,500	5,043
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/35	15,000	16,659
Golden State Tobacco Securitization Corp.
California Revenue	5.300%	6/1/37	7,000	6,851
Golden State Tobacco Securitization Corp.
California Revenue	5.750%	6/1/47	31,245	30,696
6 Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	5,000	5,994
Kern County CA GO	5.750%	2/1/19 (Prere.)	4,500	4,910
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/28	2,805	3,132
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/29	2,825	3,142
Lee Lake CA Public Financing Authority
Revenue	5.000%	9/1/32	3,500	3,852
Lee Lake CA Public Financing Authority
Revenue	5.125%	9/1/35	2,350	2,587
Long Beach CA Harbor Revenue	5.000%	5/15/28	4,855	5,612
Long Beach CA Harbor Revenue	5.000%	5/15/30	2,000	2,289
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	1,200	1,380
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,300	1,486
Los Angeles CA Department of Airports
International Airport Revenue	5.375%	5/15/30	15,000	15,689
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/31	1,550	1,763
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/32	2,000	2,254
Los Angeles CA Department of Airports
International Airport Revenue	4.000%	5/15/34	2,500	2,545

Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/34	1,750	1,960
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	1,770	1,970
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	1,750	1,955
Los Angeles CA Department of Airports
International Airport Revenue	4.000%	5/15/36	1,500	1,519
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/41	2,000	2,203
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/41	11,000	12,194
Los Angeles CA Regional Airports Improvement
Corp. Lease Revenue (LAXFuel Corp.)	5.000%	1/1/32	4,000	4,276
Los Angeles CA Unified School District GO	4.000%	7/1/34	6,000	6,221
Los Angeles CA Unified School District GO	4.000%	7/1/35	7,000	7,238
Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	4,315	4,763
Los Angeles CA Wastewater System Revenue	5.750%	6/1/27	3,465	3,802
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/33	2,500	2,828
Los Angeles County CA Public Works Financing
Authority Lease Revenue	4.000%	12/1/34	1,500	1,554
Los Angeles County CA Public Works Financing
Authority Lease Revenue	4.000%	12/1/36	750	769
Los Angeles County CA Public Works Financing
Authority Lease Revenue	4.000%	12/1/40	2,000	2,034
M-S-R California Energy Authority Revenue	6.500%	11/1/39	5,510	7,335
Marin CA Healthcare District GO	4.000%	8/1/40	8,000	8,156
Modesto CA Irrigation District COP	5.500%	7/1/18 (Prere.)	11,300	12,020
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/37	10,000	10,006
Oakland CA Unified School District GO	6.125%	8/1/19 (Prere.)	4,000	4,485
Oakland CA Unified School District GO	5.000%	8/1/30	1,250	1,454
Oakland CA Unified School District GO	5.000%	8/1/32	1,000	1,150
Oakland CA Unified School District GO	5.500%	8/1/32	3,000	3,497
Oakland CA Unified School District GO	6.625%	8/1/38	4,000	4,771
Palomar Pomerado Health California GO	4.000%	8/1/31	4,000	4,115
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	8,805	4,344
Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,740	12,221
Palomar Pomerado Health California Revenue	5.000%	11/1/28	3,500	3,789
Palomar Pomerado Health California Revenue	5.000%	11/1/29	4,605	4,947
Palomar Pomerado Health California Revenue	5.000%	11/1/30	3,335	3,555
Palomar Pomerado Health California Revenue	5.000%	11/1/31	2,485	2,628
Peralta CA Community College District Revenue	4.000%	8/1/39	7,000	7,109
Peralta CA Community College District Revenue	4.000%	8/1/39	5,000	5,078
Port of Oakland CA Revenue	5.000%	5/1/28	10,000	11,125
Port of Oakland CA Revenue	5.000%	5/1/29	10,000	11,119
Port of Oakland CA Revenue	5.000%	5/1/29	2,250	2,465
Port of Oakland CA Revenue	5.125%	5/1/30	2,000	2,191
Port of Oakland CA Revenue	5.125%	5/1/31	2,000	2,184
Poway CA Unified School District GO	0.000%	8/1/46	2,500	682
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/28 (15)	1,330	1,529
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/31 (15)	3,740	4,218

Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/32 (15)	2,490	2,790
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/34 (15)	2,990	3,325
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	4.000%	9/1/31 (14)	2,000	2,097
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	4.000%	9/1/32 (14)	3,205	3,337
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	4.000%	9/1/34 (14)	2,140	2,202
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/27	1,000	1,011
Rancho Santiago CA Community College
District GO	5.125%	9/1/28 (4)	12,000	14,584
Rancho Santiago CA Community College
District GO	5.125%	9/1/29 (4)	6,000	7,286
Riverside CA Community College District GO	5.000%	8/1/28	5,000	5,945
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/42	7,000	2,009
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/20 (Prere.)	11,000	12,192
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/21	425	465
Sacramento County CA Airport Revenue	6.000%	7/1/18 (Prere.)	9,500	10,169
Sacramento County CA Airport Revenue	5.000%	7/1/41	2,500	2,788
Sacramento County CA Airport Revenue	5.000%	7/1/41	6,000	6,666
San Bernardino CA City Unified School District
GO	5.000%	8/1/26 (4)	1,310	1,509
San Bernardino CA City Unified School District
GO	5.000%	8/1/28 (4)	1,500	1,708
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	13,863
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	31,663
San Diego CA Community College District GO	5.250%	8/1/19 (Prere.)	5,500	6,047
San Diego CA Unified School District GO	0.000%	7/1/30	15,000	8,993
San Francisco CA City & County International
Airport Revenue	5.750%	5/1/19	20,565	21,706
San Francisco CA City & County International
Airport Revenue	5.750%	5/1/20	26,405	27,870
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	5,000	5,521
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/31	2,095	2,303
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/33	10,000	11,099
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/39	2,500	2,713
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	2,130	2,343
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/40	5,000	5,423
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/41	15,875	17,465

San Francisco CA City & County International
Airport Revenue	5.000%	5/1/46	10,000	10,961
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/46	4,000	4,504
San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/39	2,240	2,353
San Francisco CA City & County
Redevelopment Agency Community Facilities
District No. 7 Special Tax Revenue (Hunters
Point Shipyard Improvements)	5.000%	8/1/44	2,500	2,618
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.625%	8/1/19 (Prere.)	2,000	2,267
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay South)	7.000%	2/1/21 (Prere.)	1,500	1,821
5 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	3.000%	8/1/21	6,000	6,022
5 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	0.000%	8/1/23	2,000	1,405
5 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	0.000%	8/1/26	3,000	1,721
5 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	0.000%	8/1/31	6,000	2,526
5 San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	0.000%	8/1/43	9,000	1,773
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/25	1,600	1,745
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/26	1,250	1,355
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/28	1,510	1,622
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/30	1,000	1,066
San Francisco Office of Community Investment
& Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/33	1,335	1,408
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	2,000	1,565
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	15,900	11,822

San Jose CA Redevelopment Agency Tax
Allocation Revenue	4.440%	8/1/17 (14)	2,420	2,427
San Jose CA Redevelopment Agency Tax
Allocation Revenue	4.540%	8/1/18 (14)	780	782
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (2)	1,700	1,733
San Mateo CA Community Facilities District No.
2008-1 Special Tax Revenue (Bay Meadows)	5.000%	9/1/42	2,000	2,075
Simi Valley School Financing Authority	5.000%	8/1/17 (Prere.)	630	656
Simi Valley School Financing Authority	5.000%	8/1/27 (4)	9,370	9,737
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/20	1,700	1,893
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/27 (15)	1,170	1,269
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/29 (15)	1,355	1,437
Stockton CA Public Financing Authority
Revenue	4.000%	9/2/31 (15)	1,000	1,046
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.250%	10/1/40	6,200	7,354
Sweetwater CA Unified School District GO	5.000%	8/1/26 (15)	6,465	7,609
Sweetwater CA Unified School District GO	4.000%	8/1/42	2,000	2,021
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	6,385	7,080
Ukiah CA Unified School District GO	0.000%	8/1/31 (10)	9,245	4,946
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/41	10,000	11,290
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/44	12,500	12,586
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/47	18,000	20,229
Victor Valley CA Community College District GO	6.000%	8/1/19 (Prere.)	8,000	8,939
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	10,000	10,798
West Contra Costa CA Unified School District
GO	6.000%	8/1/27	3,000	3,945
Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	18,865	19,735
				1,355,324
Colorado (1.6%)
Colorado Educational & Cultural Facilities
Authority Revenue (Regis University)	5.000%	10/1/26	2,390	2,686
Colorado Educational & Cultural Facilities
Authority Revenue (Regis University)	5.000%	10/1/27	2,515	2,812
Colorado Educational & Cultural Facilities
Authority Revenue (Regis University)	5.000%	10/1/28	2,300	2,547
Colorado Educational & Cultural Facilities
Authority Revenue (Regis University)	5.000%	10/1/30	1,615	1,754
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/31	4,580	4,887
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	5.000%	1/1/31	1,400	1,432
Colorado Health Facilities Authority Revenue
(Christian Living Communities)	5.000%	1/1/37	1,800	1,802
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/33	3,250	3,404
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/35	7,250	7,691

Colorado Health Facilities Authority Revenue
(Sunny Vista Living Center)	6.125%	12/1/45	1,000	1,037
Colorado Health Facilities Authority Revenue
(Sunny Vista Living Center)	6.250%	12/1/50	2,000	2,077
Denver CO City & County Airport Revenue	5.250%	11/15/36	7,500	8,233
Denver CO City & County Airport Revenue	5.250%	11/15/43	8,000	8,698
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/18 (14)	5,000	4,839
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	29,225	22,660
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	14,900	11,044
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/29 (14)	21,600	13,285
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	10,025	5,862
El Paso County CO School District No. 20
Academy GO	5.000%	12/15/28	2,815	3,363
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/17	1,000	1,015
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/18	1,375	1,416
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/20	1,000	1,054
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/21	1,000	1,059
Plaza CO Metropolitan District No. 1 Tax
Allocation Revenue	5.000%	12/1/22	500	531
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/34	6,000	6,655
Regional Transportation District of Colorado
Sales Tax Revenue (Denver Transit Partners
Eagle P3 Project)	6.000%	1/15/41	14,765	16,331
Solaris CO Metropolitan District GO	3.750%	12/1/26	650	610
Solaris CO Metropolitan District GO	5.000%	12/1/36	850	845
Solaris CO Metropolitan District GO	5.000%	12/1/46	1,880	1,830
Southglenn CO Metropolitan District Revenue	3.000%	12/1/21	1,960	1,889
Southglenn CO Metropolitan District Revenue	3.500%	12/1/26	6,000	5,565
Southglenn CO Metropolitan District Revenue	5.000%	12/1/30	1,535	1,563
University of Colorado Hospital Authority
Revenue	5.000%	11/15/36	8,000	8,885
University of Colorado Hospital Authority
Revenue	5.000%	11/15/42	12,500	13,826
				173,187
Connecticut (0.2%)
Connecticut Health & Educational Facilities
Authority Revenue (Church Home of Hartford
Inc.)	2.875%	9/1/20	700	683
Connecticut Health & Educational Facilities
Authority Revenue (Church Home of Hartford
Inc.)	5.000%	9/1/53	2,600	2,396
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	3,250	3,477
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/34	2,345	2,607

Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/35	1,650	1,829
Connecticut Health & Educational Facilities
Authority Revenue (Quinnipiac University)	5.000%	7/1/36	1,500	1,659
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/37	6,500	6,885
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	4.000%	7/1/46	3,000	2,899
South Central CT Regional Water Authority
Water System Revenue	5.000%	8/1/27	1,000	1,189
				23,624
Delaware (0.0%)
Delaware Economic Development Authority
Revenue (Delaware State University Project)	5.000%	10/1/36	3,890	4,273

District of Columbia (0.6%)
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/31	5,925	6,710
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/32	3,445	3,885
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/34	1,000	1,118
District of Columbia Revenue (Methodist Home
of the District of Columbia)	5.125%	1/1/35	1,560	1,495
District of Columbia Revenue (Methodist Home
of the District of Columbia)	5.250%	1/1/39	1,015	972
District of Columbia Student Dormitory Revenue
(Provident Group - Howard Properties LLC)	5.000%	10/1/30	5,500	5,191
District of Columbia Student Dormitory Revenue
(Provident Group - Howard Properties LLC)	5.000%	10/1/45	7,390	6,402
6 District of Columbia Water & Sewer Authority
Public Utility Revenue	5.500%	10/1/18 (Prere.)	10,000	10,734
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.250%	10/1/25	10,000	10,917
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/30	4,000	4,499
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/44	2,500	2,722
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/53	7,500	7,814
				62,459
Florida (6.0%)
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital &
Clinics, Inc. Project)	5.000%	12/1/44	20,000	21,167
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	5.000%	4/1/39	20,000	21,222
Broward County FL Airport System Revenue	5.000%	10/1/37	7,755	8,294
Broward County FL Airport System Revenue	5.000%	10/1/40	2,000	2,166
Broward County FL Airport System Revenue	5.000%	10/1/45	7,455	8,047
Cape Coral FL Health Facilities Authority Senior
Housing Revenue (Gulf Care Inc. Project)	5.875%	7/1/40	4,000	4,172
Cape Coral FL Health Facilities Authority Senior
Housing Revenue (Gulf Care Inc. Project)	6.000%	7/1/50	6,250	6,486

Capital Trust Agency Florida Revenue
(Tallahassee Tapestry Senior Housing
Project)	7.000%	12/1/45	3,000	2,927
Capital Trust Agency Florida Revenue
(Tallahassee Tapestry Senior Housing
Project)	7.125%	12/1/50	2,000	1,954
Central Florida Expressway Authority Revenue	4.000%	7/1/33	9,500	9,770
Central Florida Expressway Authority Revenue	4.000%	7/1/35	5,000	5,094
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	5,000	5,073
East Homestead Community Development
District Florida Special Assessment Revenue	7.250%	5/1/21	860	896
Florida Higher Educational Facilities Financing
Authority Revenue (Nova Southeastern
University)	5.000%	4/1/28	1,335	1,498
Florida Higher Educational Facilities Financing
Authority Revenue (Nova Southeastern
University)	5.000%	4/1/29	1,250	1,388
Florida Higher Educational Facilities Financing
Authority Revenue (Nova Southeastern
University)	5.000%	4/1/30	1,325	1,462
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.000%	7/1/41	1,305	1,357
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.500%	7/1/48	345	348
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/35	1,780	1,925
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/40	1,000	1,074
Florida Municipal Power Agency Revenue	6.250%	10/1/19 (Prere.)	3,250	3,673
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/35	1,000	1,076
Halifax Hospital Medical Center Florida Hospital
Revenue	5.000%	6/1/46	3,850	4,070
Hernando County FL School District COP	5.000%	7/1/27 (4)	6,000	6,983
Hernando County FL School District COP	5.000%	7/1/28 (4)	5,825	6,728
Hernando County FL School District COP	5.000%	7/1/29 (4)	6,645	7,605
Hernando County FL School District COP	5.000%	7/1/30 (4)	6,975	7,934
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	6.000%	11/15/37	5,000	5,533
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/44	10,000	10,860
Hillsborough County FL Industrial Development
Authority Health Facilities Revenue (University
Community Hospital)	5.625%	8/15/18 (Prere.)	6,000	6,415
Jacksonville FL Transportation Revenue	5.000%	10/1/28	8,425	9,636
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/37	750	807
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/42	1,500	1,612
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/40	6,250	6,682
Lakeland FL Hospital Revenue (Lakeland
Regional Health Systems)	5.000%	11/15/45	8,980	9,544
Lee County FL Solid Waste System Revenue	5.000%	10/1/22 (14)	2,000	2,260
Lee County FL Solid Waste System Revenue	5.000%	10/1/23 (14)	2,815	3,198
Lee County FL Solid Waste System Revenue	5.000%	10/1/24 (14)	3,175	3,619
Lee County FL Solid Waste System Revenue	5.000%	10/1/25 (14)	2,545	2,903

Lee County FL Solid Waste System Revenue	5.000%	10/1/26 (14)	1,465	1,670
Lee Memorial Health System Florida Hospital
Revenue	5.250%	4/1/35 (14)	13,350	13,418
Martin County FL Health Facilities Authority
Revenue (Martin Memorial Medical Center)	5.000%	11/15/28	8,360	8,943
Martin County FL Industrial Development
Authority Revenue (Indiantown Cogeneration,
LP Project)	3.950%	12/15/21	14,900	15,237
Martin County FL Industrial Development
Authority Revenue (Indiantown Cogeneration,
LP Project)	4.200%	12/15/25	19,000	19,415
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	2,175	2,350
Miami Beach FL Parking Revenue	5.000%	9/1/45	5,000	5,417
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.125%	4/1/18 (Prere.)	6,875	7,198
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/25	5,000	5,601
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/26	5,000	5,573
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/27	7,215	8,011
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	6,150	6,799
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	17,000	18,726
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/31	4,705	5,130
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/32	11,860	12,930
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/33	29,000	31,495
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/37	4,125	4,544
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/38	5,000	5,420
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/41	15,750	17,495
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	4,000	4,374
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	6.125%	8/1/42	3,500	3,881
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/40	5,805	5,687
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48	5,975	5,764
Miami-Dade County FL Public Facilities
Revenue (Jackson Memorial Hospital)	5.750%	6/1/39 (12)	5,250	5,676
Miami-Dade County FL Seaport Revenue	6.000%	10/1/24	1,590	1,894
Miami-Dade County FL Seaport Revenue	6.000%	10/1/25	1,680	2,000
Miami-Dade County FL Seaport Revenue	6.250%	10/1/38	5,000	5,922
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/31	5,000	2,618
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/31	4,170	4,647

Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/32	2,460	2,728
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	6,500	7,144
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/18 (Prere.)	2,845	3,066
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/38	1,155	1,214
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	7,500	7,980
Orange County FL Health Facilities Authority
Revenue (Presbyterian Retirement
Communities Inc.)	5.000%	8/1/41	5,000	5,259
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/35	10,000	11,122
Orlando FL Utility Commission Water & Electric
Revenue	6.750%	10/1/17 (ETM)	380	394
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/39	6,000	4,304
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/42	7,540	5,398
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	5.375%	10/1/47	2,000	2,132
Palm Beach County FL Health Facilities
Authority Retirement Communities Revenue
(ACTS Retirement - Life Communities Inc.
Obligated Group)	5.500%	11/15/20 (Prere.)	2,005	2,293
Palm Beach County FL Health Facilities
Authority Revenue (Jupiter Medical Center
Inc. Project)	5.000%	11/1/43	3,250	3,375
Palm Beach County FL Health Facilities
Authority Revenue (Life space Communities
Inc. Obligated Group)	5.000%	5/15/41	1,345	1,413
Palm Beach County FL Health Facilities
Authority Revenue (Life space Communities
Inc. Obligated Group)	5.000%	5/15/47	4,970	5,203
Palm Beach County FL Health Facilities
Authority Revenue (Sinai Residences Boca
Raton Project)	7.500%	6/1/49	3,000	3,500
Port St. Lucie FL Utility Revenue	4.000%	9/1/32	5,000	5,190
Port St. Lucie FL Utility Revenue	4.000%	9/1/33	4,000	4,129
Port St. Lucie FL Utility Revenue	4.000%	9/1/34	3,000	3,082
Port St. Lucie FL Utility Revenue	4.000%	9/1/36	5,000	5,096
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/25	1,145	1,275
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/26	2,100	2,331
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/27	2,000	2,201
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/28	2,310	2,521
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/29	1,100	1,188
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/30	1,000	1,072
Sarasota County FL Health Facilities Authority
Revenue (Village of Isle Project)	5.000%	1/1/32	1,100	1,169

Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.500%	7/1/34	3,500	3,741
Seminole County FL Industrial Development
Authority Revenue (Legacy Pointe at UCF
Project)	10.000%	12/28/21	2,500	2,497
St. Petersburg FL Health Facilities Authority
Revenue (All Children's Hospital Inc.
Obligated Group)	6.500%	11/15/19 (Prere.)	8,000	9,114
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/40	7,155	7,477
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	5.000%	12/1/44	5,000	5,225
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/24	1,000	1,143
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/25	2,000	2,285
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/26	2,670	3,061
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.250%	9/1/27	2,800	3,241
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	7,407	8,149
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/46	8,500	9,404
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/40	2,500	2,720
Tampa FL Revenue (University of Tampa
Project)	5.000%	4/1/45	6,050	6,560
University of South Florida Financing Corp. COP	5.000%	7/1/29	5,710	6,459
University of South Florida Financing Corp. COP	5.000%	7/1/33	7,140	7,942
Volusia County FL Educational Facilities
Authority Revenue (Embry-Riddle
Aeronautical University Inc.)	5.000%	10/15/45	6,405	6,835
				626,925
Georgia (1.3%)
Americus & Sumter County GA Hospital
Authority Revenue (Magnolia Manor Obligated
Group)	6.375%	5/15/43	5,615	6,098
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	2,500	2,834
6 Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	15,000	17,005
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project)	5.500%	1/1/33	5,000	5,162
Cedartown Polk County GA Hospital Authority
Revenue (Polk Medical Center Project)	5.000%	7/1/34	5,770	6,247
Cedartown Polk County GA Hospital Authority
Revenue (Polk Medical Center Project)	5.000%	7/1/39	5,000	5,324
Clarke County GA Hospital Authority Revenue
(Piedmont Healthcare Inc.)	5.000%	7/1/46	7,910	8,721
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.500%	8/15/17 (14)	730	747
Dalton GA Development Authority Revenue
(Hamilton Health Care System)	5.000%	8/15/28	6,685	7,346

Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	5.000%	7/1/36	4,050	4,267
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Lenbrook
Square)	5.000%	7/1/42	8,800	9,203
Georgia Municipal Electric Power Authority
Revenue	6.600%	1/1/18 (14)	270	281
Glynn-Brunswick GA Memorial Hospital
Authority Revenue (Southeast Georgia Health
System Obligated Group)	5.000%	8/1/29	5,775	6,360
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/22	2,330	2,658
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/23	2,380	2,750
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/26	5,630	6,623
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/27	530	627
Marietta GA Development Authority Revenue	7.000%	6/15/30	4,000	4,122
Marietta GA Development Authority Revenue	7.000%	6/15/39	7,500	7,704
Municipal Electric Authority Georgia Revenue	5.500%	7/1/60	5,000	5,533
Municipal Electric Authority Georgia Revenue
(Plant Voltage Units 3 & 4 Project J)	5.500%	7/1/60	5,000	5,609
Private Colleges & University Authority of
Georgia Revenue (Mercer University)	5.000%	10/1/45	20,000	21,047
				136,268
Guam (0.1%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	1/1/46	5,500	5,774
Guam International Airport Authority Revenue	6.250%	10/1/34	5,500	6,253
Guam International Airport Authority Revenue	6.375%	10/1/43	3,000	3,428
				15,455
Hawaii (0.6%)
Hawaii Airports System Revenue	5.000%	7/1/45	21,455	23,038
Hawaii Department of Budget & Finance Special
Purpose Revenue (Chaminade University of
Honolulu)	5.000%	1/1/35	1,230	1,200
Hawaii Department of Budget & Finance Special
Purpose Revenue (Chaminade University of
Honolulu)	5.000%	1/1/45	1,500	1,412
Hawaii Department of Transportation - Airports
Division Lease Revenue COP	5.250%	8/1/25	2,250	2,535
Hawaii Department of Transportation - Airports
Division Lease Revenue COP	5.250%	8/1/26	3,500	3,909
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,508
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,529
Hawaii Pacific Health Revenue	5.500%	7/1/40	7,000	7,510
Hawaii Pacific Health Revenue	5.750%	7/1/40	2,365	2,561
Honolulu HI City & County Wastewater System
Revenue	0.000%	7/1/17 (14)	6,000	5,969
Honolulu HI City & County Wastewater System
Revenue	0.000%	7/1/18 (14)	2,000	1,953
				61,124
Idaho (0.2%)
Idaho Housing & Finance Association RAN	5.000%	7/15/23	8,430	9,068

Idaho Housing & Finance Association RAN	5.000%	7/15/27	7,000	7,471
				16,539
Illinois (9.8%)
Chicago IL Board of Education GO	5.000%	12/1/31	1,250	991
Chicago IL Board of Education GO	5.125%	12/1/32	6,225	4,937
Chicago IL Board of Education GO	5.000%	12/1/33	8,750	6,940
Chicago IL Board of Education GO	5.000%	12/1/34	5,410	4,291
Chicago IL Board of Education GO	5.250%	12/1/35	4,965	3,923
Chicago IL Board of Education GO	5.250%	12/1/39	19,475	15,337
Chicago IL Board of Education GO	5.000%	12/1/41	10,900	8,586
Chicago IL Board of Education GO	5.000%	12/1/42	25,740	20,278
Chicago IL Board of Education GO	7.000%	12/1/44	38,500	36,576
Chicago IL Board of Education GO	6.500%	12/1/46	14,500	13,050
Chicago IL GO	5.620%	1/1/26 (14)	2,755	2,764
Chicago IL GO	5.650%	1/1/27 (14)	2,630	2,638
Chicago IL GO	0.000%	1/1/31	4,915	1,978
Chicago IL GO	5.500%	1/1/31	500	493
Chicago IL GO	5.000%	1/1/34	6,660	6,247
Chicago IL GO	5.000%	1/1/34	2,000	1,876
Chicago IL GO	5.000%	1/1/35	4,370	4,085
Chicago IL GO	5.000%	1/1/38	13,000	12,060
Chicago IL GO	5.500%	1/1/39	3,700	3,572
Chicago IL GO	5.500%	1/1/42	2,000	1,919
Chicago IL Midway Airport Revenue	5.000%	1/1/27	2,000	2,253
Chicago IL Midway Airport Revenue	5.000%	1/1/28	1,765	1,973
Chicago IL Midway Airport Revenue	5.000%	1/1/29	16,180	17,618
Chicago IL Midway Airport Revenue	5.000%	1/1/29	2,220	2,466
Chicago IL Midway Airport Revenue	5.000%	1/1/31	6,945	7,500
Chicago IL Midway Airport Revenue	5.000%	1/1/33	7,200	7,716
Chicago IL Midway Airport Revenue	5.375%	1/1/33	4,000	4,432
Chicago IL Midway Airport Revenue	5.000%	1/1/34	7,105	7,588
Chicago IL Midway Airport Revenue	5.000%	1/1/41	11,700	12,379
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	3,250	3,790
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26	2,495	2,917
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/27	3,765	4,353
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	13,400	14,643
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	11,000	11,962
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/30	3,655	3,946
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	11,000	11,989
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	15,595	16,870
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	5,600	6,028
Chicago IL O'Hare International Airport Revenue	5.625%	1/1/35	7,000	7,822
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/37	2,720	2,941
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/38	12,000	13,506
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/39	3,000	3,366
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/42	2,500	2,697
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/46	3,565	3,787
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/52	4,125	4,477
Chicago IL Park District GO	5.000%	1/1/40	7,500	7,921
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	10,000	11,260
Chicago IL Sales Tax Revenue	5.250%	1/1/38	7,300	7,510
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/30	2,950	3,192
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/36	5,400	5,770
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34	2,525	2,689
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34	2,500	2,670

Chicago IL Wastewater Transmission Revenue	5.000%	1/1/35	2,000	2,130
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	9,000	9,522
Chicago IL Water Revenue	5.250%	11/1/38	16,315	16,854
Chicago IL Waterworks Revenue	5.000%	11/1/39	1,000	1,070
Chicago IL Waterworks Revenue	5.000%	11/1/44	7,000	7,472
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	6/1/42	1,500	1,615
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41	2,000	2,270
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41 (4)	1,500	1,707
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	2/15/45	20,000	21,301
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/38	7,500	7,762
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/39	8,150	8,425
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/42	2,000	2,057
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.375%	8/15/39	22,500	23,585
Illinois Finance Authority Revenue (Christian
Homes Inc.)	5.000%	5/15/36	1,400	1,413
Illinois Finance Authority Revenue (Christian
Homes Inc.)	5.000%	5/15/40	1,275	1,282
Illinois Finance Authority Revenue (Columbia
College)	5.000%	12/1/37	10,000	10,258
Illinois Finance Authority Revenue (DePaul
University)	4.000%	10/1/32	2,735	2,806
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/32	500	565
Illinois Finance Authority Revenue (DePaul
University)	4.000%	10/1/34	1,620	1,641
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/36	1,360	1,507
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/41	7,875	8,653
Illinois Finance Authority Revenue (Franciscan
Communities Inc.)	5.125%	5/15/43	10,585	10,449
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	5.000%	9/1/46	2,200	2,347
Illinois Finance Authority Revenue (Lutheran
Home & Services)	5.625%	5/15/42	5,500	5,667
Illinois Finance Authority Revenue (Lutheran
Home & Services)	5.750%	5/15/46	5,750	5,950
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/40	2,950	3,112
Illinois Finance Authority Revenue (Mercy
Health System)	5.000%	12/1/46	21,500	22,578
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.375%	7/1/18 (Prere.)	6,000	6,354
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) PUT	5.000%	8/15/37	6,250	6,735
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	5/15/19 (Prere.)	10,000	11,287
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/20 (Prere.)	4,020	4,607

Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/34	1,915	2,085
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/35	1,875	2,036
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	2,245	2,468
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	5/15/41	6,000	6,351
Illinois Finance Authority Revenue (OSF
Healthcare System)	5.000%	11/15/45	19,750	21,155
Illinois Finance Authority Revenue (Plymouth
Place Inc.)	5.000%	5/15/37	1,750	1,777
Illinois Finance Authority Revenue (Plymouth
Place Inc.)	5.250%	5/15/45	1,000	1,016
Illinois Finance Authority Revenue (Plymouth
Place Inc.)	5.250%	5/15/50	2,845	2,849
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/33	5,000	5,151
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/34	4,580	4,685
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/36	5,000	5,067
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	4.000%	2/15/41	4,000	3,322
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/41	2,000	2,009
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	6.000%	7/1/43	10,000	11,364
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/19 (Prere.)	2,775	3,139
Illinois Finance Authority Revenue (Riverside
Health System)	4.000%	11/15/33	4,555	4,435
Illinois Finance Authority Revenue (Riverside
Health System)	4.000%	11/15/34	2,425	2,326
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/35	1,825	2,001
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/38	8,900	9,522
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	6.875%	8/15/19 (Prere.)	500	569
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/19 (Prere.)	14,000	15,980
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/35	7,300	7,796
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.000%	8/15/44	1,750	1,834
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.250%	8/15/27	3,000	3,337
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.250%	8/15/28	2,605	2,890
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.250%	8/15/29	5,850	6,436
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/32	3,500	3,701
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/33	1,695	1,779

Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/35	1,000	1,041
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/36	1,250	1,297
Illinois Finance Authority Revenue (Swedish
Covenant Hospital)	5.000%	8/15/37	1,265	1,312
Illinois GO	5.000%	1/1/19 (4)	4,000	4,198
Illinois GO	5.000%	1/1/20 (4)	2,930	3,123
Illinois GO	5.000%	2/1/20	19,750	20,711
Illinois GO	5.000%	8/1/21	8,000	8,421
Illinois GO	5.000%	3/1/22	5,000	5,256
Illinois GO	5.000%	5/1/22	1,150	1,209
Illinois GO	5.000%	8/1/22	14,225	14,971
Illinois GO	5.000%	2/1/23	5,000	5,245
Illinois GO	5.000%	3/1/23	6,165	6,423
Illinois GO	5.000%	8/1/23	13,800	14,474
Illinois GO	5.000%	3/1/24	5,000	5,170
Illinois GO	5.000%	8/1/24	13,660	14,132
Illinois GO	5.000%	2/1/25	2,270	2,358
Illinois GO	5.000%	8/1/25	3,000	3,087
Illinois GO	5.000%	1/1/28	5,000	5,130
Illinois GO	5.000%	2/1/28	10,000	10,281
Illinois GO	5.000%	5/1/29	6,125	6,221
Illinois GO	5.250%	2/1/32	9,575	9,760
Illinois GO	5.250%	2/1/33 (4)	6,200	6,522
Illinois GO	5.500%	7/1/33 (4)	3,350	3,622
Illinois GO	5.000%	1/1/34	6,805	6,814
Illinois GO	5.250%	2/1/34 (4)	3,125	3,276
Illinois GO	5.000%	5/1/34	2,500	2,504
Illinois GO	5.500%	7/1/38	7,500	7,753
Illinois Sports Facility Authority Revenue	5.500%	6/15/30 (2)	6,120	6,271
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,000	6,463
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	5,000	5,478
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	6,000	6,621
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	9,400	10,358
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	10,000	4,968
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	2,421
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/30 (14)	13,555	7,117
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/31 (14)	10,000	5,086
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/32 (14)	10,000	4,823
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/42	5,000	5,080
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/53	7,500	7,639
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.500%	6/15/53	9,000	9,719

Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/33	4,000	4,078
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/35	5,000	5,044
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/36	4,500	4,529
Northern Illinois Municipal Power Agency Project
Revenue	5.000%	12/1/41	10,125	11,061
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	1,200	1,364
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/35	3,190	3,413
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/42	5,000	5,317
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/31	13,330	5,400
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/31	8,150	7,289
				1,026,483
Indiana (1.8%)
Ball State University Housing & Dining System
Indiana Revenue	5.000%	7/1/35	1,695	1,892
Gary/Chicago IL International Airport Authority
Industrial Development Zone Revenue	5.000%	2/1/29	2,000	2,097
Gary/Chicago IL International Airport Authority
Industrial Development Zone Revenue	5.250%	2/1/34	2,650	2,768
Gary/Chicago IL International Airport Authority
Industrial Development Zone Revenue	5.000%	2/1/39	3,300	3,364
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/51	10,000	10,909
Indiana Finance Authority Hospital Revenue
(Deaconess Health System Obligated Group)	5.000%	3/1/32	5,000	5,448
Indiana Finance Authority Hospital Revenue
(Deaconess Health System Obligated Group)	5.000%	3/1/35	6,000	6,465
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/41	5,500	5,789
Indiana Finance Authority Revenue (Deaconess
Health System Obligated Group)	5.000%	3/1/39	7,205	7,859
Indiana Finance Authority Revenue (I-69
Development Partners LLC)	5.250%	9/1/34	5,000	5,102
Indiana Finance Authority Revenue (I-69
Development Partners LLC)	5.250%	9/1/40	9,000	9,162
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/40	2,500	2,537
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/44	25,550	26,441
Indiana Finance Authority Revenue (Ohio River
Bridges East End Crossing Project)	5.000%	7/1/48	28,025	28,533
Indiana Health Facility Financing Authority
Hospital Revenue (Ancilla System Inc.)	7.375%	7/1/23 (ETM)	19,400	24,620
Indiana Municipal Power Agency Revenue	6.000%	1/1/19 (Prere.)	13,275	14,489
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Indianapolis Airport Authority
Project)	5.000%	1/1/31	5,000	5,480

Indianapolis IN Local Public Improvement Bond
Bank Revenue (Indianapolis Airport Authority
Project)	5.000%	1/1/32	4,500	4,914
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Indianapolis Airport Authority
Project)	5.000%	1/1/33	3,150	3,430
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	5,000	5,640
4 Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	1.410%	12/2/19	15,000	14,923
				191,862
Iowa (0.9%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	6,970	6,999
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	43,385	43,602
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	18,400	18,367
5 Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/26	5,995	6,058
3 Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	5.000%	12/1/41	4,500	5,194
Iowa Higher Education Loan Authority Revenue
Private College Facility (Wartburg College
Project)	5.000%	10/1/32	5,000	4,846
Iowa Higher Education Loan Authority Revenue
Private College Facility (Wartburg College
Project)	5.000%	10/1/37	8,950	8,411
Xenia IA Rural Water District Revenue	5.000%	12/1/31	1,600	1,773
Xenia IA Rural Water District Revenue	5.000%	12/1/36	2,000	2,170
Xenia IA Rural Water District Revenue	5.000%	12/1/41	2,000	2,153
				99,573
Kansas (0.6%)
5 Coffeyville KS Electric System Revenue	5.000%	6/1/38 (14)	6,000	6,266
5 Coffeyville KS Electric System Revenue	5.000%	6/1/42 (14)	3,500	3,647
Ford County KS Unified School District No. 443
GO	4.000%	3/1/28 (15)	1,000	1,078
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/36	1,500	1,548
Hutchison KS Hospital Facilities Revenue
(Hutchinson Regional Medical Center Inc.)	5.000%	12/1/41	1,600	1,646
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/30	1,000	1,069
Johnson County KS Unified School District No.
233 GO	4.000%	9/1/31	1,000	1,062
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.375%	3/1/29	3,000	3,240
Wichita KS GO	5.000%	12/1/34	2,280	2,541
Wichita KS GO	5.000%	12/1/35	2,365	2,625
Wichita KS GO	5.000%	12/1/39	11,305	12,412
Wichita KS Health Care Facilities Revenue	5.000%	12/1/31	500	494
Wichita KS Health Care Facilities Revenue	5.250%	12/1/36	500	496
Wichita KS Health Care Facilities Revenue	6.375%	5/15/43	7,000	7,399

Wichita KS Health Care Facilities Revenue	5.375%	12/1/46	1,250	1,236
Wichita KS Health Care Facilities Revenue	6.500%	5/15/48	8,000	8,502
Wichita KS Health Care Facilities Revenue
(Larksfield Place Obligated Group)	7.375%	12/15/43	5,000	5,407
				60,668
Kentucky (0.7%)
Ashland KY Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/40	5,915	6,199
Christian County KY Hospital Revenue (Jennie
Stuart Medical Center)	5.375%	2/1/36	1,000	989
Christian County KY Hospital Revenue (Jennie
Stuart Medical Center)	5.500%	2/1/44	4,000	3,928
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.250%	8/15/46	11,555	12,124
Kentucky Housing Corp. Housing Revenue	5.250%	7/1/32	175	175
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/33	3,065	2,531
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/39	3,000	2,417
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	12,025	13,431
Louisville & Jefferson County KY Metropolitan
Government Health Facilities Revenue
(Jewish Hospital& St. Mary's Healthcare Inc.
Project)	5.750%	2/1/18 (Prere.)	9,400	9,849
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group)	5.750%	10/1/42	9,500	10,641
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	6/1/22 (Prere.)	4,775	5,554
Louisville & Jefferson County KY Metropolitan
Government Revenue (Catholic Health
Initiatives)	5.000%	12/1/35	1,475	1,545
				69,383
Louisiana (1.3%)
5 Juban Crossing LA Economic Development
District Revenue	7.000%	9/15/44	6,250	5,765
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	6.750%	6/1/18 (Prere.)	6,000	6,450
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/39	4,250	4,665
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/40	9,990	11,123
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	6.000%	10/1/44	8,095	9,045

5 Louisiana Public Facilities Authority Dock &
Wharf Revenue (Impala Warehousing LLC
Project)	6.500%	7/1/36	28,700	30,701
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/39	17,500	18,974
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project)	5.000%	7/1/42	8,000	8,442
Louisiana Public Facilities Authority Revenue
(Nineteenth Judicial District Court Building
Project)	5.000%	6/1/42 (4)	3,500	3,792
New Orleans LA Aviation Board Revenue	6.000%	1/1/23 (12)	5,000	5,405
New Orleans LA Aviation Board Revenue	5.000%	1/1/34	2,725	2,935
New Orleans LA Aviation Board Revenue	5.000%	1/1/35	2,000	2,147
New Orleans LA Sewage Service Revenue	5.000%	6/1/44	3,000	3,279
New Orleans LA Water Revenue	5.000%	12/1/44	7,000	7,643
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/30	1,210	1,303
Port of New Orleans LA Board of
Commissioners Port Facility Revenue	5.000%	4/1/32	2,720	2,907
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	12,515	13,091
				137,667
Maine (0.1%)
Maine Health & Higher Educational Facilities
Authority Revenue (Eastern Maine Medical
Center)	5.000%	7/1/41	3,500	3,534
Maine Health & Higher Educational Facilities
Authority Revenue (Eastern Maine Medical
Center)	5.000%	7/1/46	7,750	7,790
Maine Housing Authority Mortgage Revenue	4.500%	11/15/28	1,770	1,854
				13,178
Maryland (1.0%)
Anne Arundel County MD Special Tax Revenue
(Villages at 2 Rivers Project)	5.125%	7/1/36	1,030	1,017
Anne Arundel County MD Special Tax Revenue
(Villages at 2 Rivers Project)	5.250%	7/1/44	2,150	2,111
Baltimore MD Special Obligation Revenue	7.000%	9/1/38	8,000	8,246
Baltimore MD Special Obligation Revenue
(Harbor Point Project)	5.000%	6/1/36	1,250	1,214
Baltimore MD Special Obligation Revenue
(Harbor Point Project)	5.125%	6/1/43	3,650	3,515
Frederick County MD Special Tax Revenue
(Jefferson Technology Park)	7.125%	7/1/43	5,000	5,433
Howard County MD Retirement Community
Revenue (Columbia Vantage House Corp.)	5.000%	4/1/21	750	767
Howard County MD Retirement Community
Revenue (Columbia Vantage House Corp.)	5.000%	4/1/26	1,565	1,584
Howard County MD Retirement Community
Revenue (Columbia Vantage House Corp.)	5.000%	4/1/36	1,730	1,656
Howard County MD Retirement Community
Revenue (Columbia Vantage House Corp.)	5.000%	4/1/36	1,715	1,623
Howard County MD Retirement Community
Revenue (Columbia Vantage House Corp.)	5.000%	4/1/44	1,250	1,147

Howard County MD Retirement Community
Revenue (Columbia Vantage House Corp.)	5.000%	4/1/46	7,205	6,679
Maryland GO	4.000%	6/1/30	7,500	8,128
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.500%	1/1/46	17,500	19,165
Maryland Health & Higher Educational Facilities
Authority Revenue (Life Bridge Health
Obligated Group)	5.000%	7/1/40	2,000	2,203
Maryland Health & Higher Educational Facilities
Authority Revenue (Life Bridge Health
Obligated Group)	5.000%	7/1/47	15,000	16,444
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	4.000%	6/1/42	2,500	2,419
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/26	4,000	4,571
Maryland Health & Higher Educational Facilities
Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/27	7,005	7,963
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/33	6,750	7,410
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	6.125%	7/1/39	750	801
Westminster MD Revenue (Lutheran Village at
Miller's Grant)	6.250%	7/1/44	2,000	2,139
				106,235
Massachusetts (1.2%)
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/38	4,475	5,128
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/39	4,250	4,862
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	120	140
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	745	868
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	635	687
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/35	4,065	4,309
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/36	1,750	1,850
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/37	2,000	2,109
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/28	3,560	4,270
Massachusetts Development Finance Agency
Revenue (Boston University)	4.000%	10/1/34	1,000	1,024
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/41	5,000	5,243
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/47	13,170	13,995
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.500%	11/15/18 (Prere.)	3,380	3,647
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/44	7,165	7,493

Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.125%	7/1/44	5,950	6,207
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.750%	7/15/43	3,750	4,118
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	9,000	9,415
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	3,500	4,075
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/41	1,500	1,709
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	4.000%	1/1/32	1,645	1,717
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	4.000%	1/1/33	1,000	1,038
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	7/1/20	5,000	5,422
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	7/1/21	5,000	5,485
Massachusetts Educational Financing Authority
Education Loan Revenue	5.000%	1/1/24	7,000	7,799
Massachusetts Health & Educational Facilities
Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,491
Massachusetts Port Authority Revenue	5.000%	7/1/40	2,000	2,214
Massachusetts Port Authority Revenue	5.000%	7/1/45	3,500	3,845
Massachusetts Port Authority Revenue	4.000%	7/1/46	8,000	8,056
				122,216
Michigan (4.1%)
Chippewa Valley MI Schools GO	5.000%	5/1/28	1,500	1,727
Chippewa Valley MI Schools GO	5.000%	5/1/29	1,000	1,143
Chippewa Valley MI Schools GO	5.000%	5/1/30	1,000	1,136
Chippewa Valley MI Schools GO	5.000%	5/1/31	1,000	1,130
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.500%	7/1/17 (Prere.)	1,950	1,987
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.500%	7/1/24	8,050	8,183
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.250%	7/1/39	4,735	5,104
Detroit MI Water Supply System Revenue	5.000%	7/1/31	5,000	5,336
Detroit MI Water Supply System Revenue	5.250%	7/1/41	2,045	2,178
Genesee County MI GO	5.250%	2/1/40 (15)	12,330	13,652
Grand Traverse County MI Hospital Finance
Authority Revenue	5.000%	7/1/44	1,730	1,855
Grand Traverse County MI Hospital Finance
Authority Revenue	5.000%	7/1/47	3,550	3,802
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/31	4,000	4,467
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/36	5,000	5,422
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/28	5,000	5,692
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/31	6,000	6,545
Jackson County MI Hospital Finance Authority
Hospital Revenue (Allegiance Health)	5.250%	6/1/20 (Prere.)	10,000	11,233
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/20 (Prere.)	5,525	6,160

Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	5.000%	5/15/30	4,475	4,785
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	4.000%	5/15/31	3,000	3,063
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	4.000%	5/15/32	3,350	3,402
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Healthcare
Group)	4.000%	5/15/33	4,750	4,801
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/40	7,500	8,302
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.000%	11/1/43	16,110	17,410
Lincoln MI Consolidated School District GO	5.000%	5/1/40 (4)	1,250	1,377
Livonia MI Public Schools School District GO	5.000%	5/1/45 (4)	4,500	4,936
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/27	850	987
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/28	1,000	1,152
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/29	1,000	1,145
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/30	1,000	1,139
Marquette MI Board of Light & Power Electric
Utility System Revenue	5.000%	7/1/31	1,000	1,134
Marysville MI Public Schools District GO	5.000%	5/1/37	2,135	2,383
Michigan Building Authority Revenue	5.000%	4/15/34	11,135	12,432
Michigan Building Authority Revenue	5.000%	11/15/36 (4)	6,500	7,074
Michigan Building Authority Revenue	5.000%	4/15/38	5,000	5,519
Michigan Building Authority Revenue	5.000%	10/15/50	6,000	6,585
Michigan Finance Authority Revenue	4.500%	10/1/29	5,000	5,108
Michigan Finance Authority Revenue	5.000%	10/1/33	3,000	3,298
Michigan Finance Authority Revenue	5.000%	10/1/34	3,670	4,019
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/28	3,250	3,664
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	8/1/33	5,500	5,998
Michigan Finance Authority Revenue (Beaumont
Health Obligated Group)	5.000%	11/1/44	8,630	9,328
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	2,500	2,778
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/30	2,805	3,099
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32 (4)	4,400	4,870
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	2,000	2,183
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	5,500	5,926
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	1,500	1,631

Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/35	4,500	4,832
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/44	17,830	18,922
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/44	7,510	7,861
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/41	10,000	10,778
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/32	2,340	2,598
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/32	4,670	5,184
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/33	4,025	4,450
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/34	2,200	2,421
Michigan Finance Authority Revenue (McLaren
Health Care Corp.)	5.000%	5/15/35	2,515	2,758
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/33	2,750	3,039
Michigan Finance Authority Revenue
(MidMichigan Obligated Group)	5.000%	6/1/34	3,000	3,301
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/27	3,500	4,004
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/28	2,000	2,268
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/36	2,500	2,718
Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/45	10,000	10,943
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/22	815	830
Michigan Finance Authority Student Loan
Revenue	5.000%	11/1/17	2,625	2,685
Michigan Hospital Finance Authority Revenue
(McLaren Health Care)	5.000%	6/1/35	2,115	2,278
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.125%	6/1/19 (Prere.)	4,315	4,789
Michigan Tobacco Settlement Financing
Authority Revenue	5.250%	6/1/22	3,735	3,635
Michigan Tobacco Settlement Financing
Authority Revenue	6.875%	6/1/42	18,330	18,433
Michigan Tobacco Settlement Financing
Authority Revenue	6.000%	6/1/48	1,300	1,193
Oakland University MI Revenue	5.000%	3/1/41	5,000	5,538
Oakland University MI Revenue	5.000%	3/1/47	9,000	9,931
Rockford MI Public Schools GO	5.000%	5/1/37	1,240	1,382
Rockford MI Public Schools GO	5.000%	5/1/38	1,025	1,141
Rockford MI Public Schools GO	5.000%	5/1/39	1,025	1,141
Rockford MI Public Schools GO	5.000%	5/1/40	1,025	1,140
Rockford MI Public Schools GO	5.000%	5/1/41	1,025	1,140
Rockford MI Public Schools GO	5.000%	5/1/44	2,250	2,494
Romeo MI Community School District GO	5.000%	5/1/37	1,825	2,034
Romeo MI Community School District GO	5.000%	5/1/41	2,000	2,224
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	6.000%	8/1/19 (Prere.)	7,000	7,797

Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,719
University of Michigan Revenue	5.000%	4/1/42	15,075	17,399
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	5,000	5,442
Wayne County MI Airport Authority Revenue	5.000%	12/1/38	4,000	4,310
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	6,125	6,621
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	2,065	2,217
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/37	2,000	2,120
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39	1,700	1,819
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/44	2,000	2,133
				434,942
Minnesota (0.4%)
Anoka MN Healthcare & Housing Facilities
Revenue (Homestead at Anoka Inc.)	5.375%	11/1/34	1,135	1,157
Anoka MN Healthcare & Housing Facilities
Revenue (Homestead at Anoka Inc.)	5.125%	11/1/49	4,050	3,987
Dakota County MN Community Development
Agency Multifamily Housing Revenue (High
view Hills Senior Housing Project)	7.000%	8/1/18 (Prere.)	8,000	8,695
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/31	200	223
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/32	225	249
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/33	225	248
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/34	250	275
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/35	230	252
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/36	250	273
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/37	300	326
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/41	750	821
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.750%	11/15/18 (Prere.)	8,250	9,067
Minnesota Higher Education Facilities Authority
Revenue (Augsburg College)	5.000%	5/1/46	3,000	3,167
Minnesota Housing Finance Agency Residential
Housing Revenue	4.000%	7/1/40	405	419
Minnesota Municipal Power Agency Revenue	5.000%	10/1/33	1,380	1,572
Minnesota Municipal Power Agency Revenue	5.000%	10/1/36	880	994
Minnesota Municipal Power Agency Revenue	5.000%	10/1/47	2,500	2,798
Rochester MN Health Care & Housing Facility
Revenue (Homestead At Rochester, Inc.
Project)	6.875%	12/1/48	10,000	11,008
				45,531
Mississippi (0.4%)
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/29	4,150	4,621

Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/30	2,450	2,710
Gulfport MS Hospital Facilities Revenue
(Memorial Hospital at Gulfport Project)	5.000%	7/1/31	2,000	2,200
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.600%	2/1/17	8,500	8,500
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)	5.000%	9/1/46	17,500	18,453
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	5.375%	12/1/35	5,500	6,044
				42,528
Missouri (0.9%)
Cape Girardeau County MO Industrial
Development Authority of the Health Facilities
Revenue (St. Francis Medical Center)	5.000%	6/1/33	10,000	10,759
Joplin MO Industrial Development Authority
Health Facilities Revenue (Freeman Health
System)	5.000%	2/15/29	1,105	1,214
Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/39	5,000	5,500
Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/45	5,000	5,484
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/40	1,410	1,466
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.500%	5/1/43	8,500	9,169
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/45	2,000	2,074
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/18 (Prere.)	5,200	5,607
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/33	1,300	1,373
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.000%	11/15/48	2,475	2,653
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/35	1,065	1,106
Missouri Health & Educational Facilities
Authority Revenue (Lutheran Senior Services
Obligated Group)	5.000%	2/1/46	4,000	4,096
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/45	5,000	5,443
Missouri Housing Development Corp. Single
Family Mortgage Revenue	5.600%	9/1/38	1,535	1,538
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	4.000%	12/1/32	9,000	9,341
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue	4.000%	12/1/33	10,000	10,282

Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/27	1,750	2,017
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	6/1/28	2,690	3,087
St. Louis County MO Industrial Development
Authority Revenue (Ranken-Jordan Pediatric
Specialty Hospital)	4.000%	11/15/36	1,400	1,226
St. Louis County MO Industrial Development
Authority Revenue (Ranken-Jordan Pediatric
Specialty Hospital)	5.000%	11/15/41	1,000	968
St. Louis County MO Industrial Development
Authority Revenue (Ranken-Jordan Pediatric
Specialty Hospital)	5.000%	11/15/46	1,750	1,650
St. Louis County MO Industrial Development
Authority Senior Living Facilities Revenue (St.
Andrew's Resources for Seniors Obligated
Group)	5.000%	12/1/35	2,000	1,948
St. Louis County MO Industrial Development
Authority Senior Living Facilities Revenue (St.
Andrew's Resources for Seniors Obligated
Group)	5.125%	12/1/45	4,250	4,101
				92,102
Multiple State (0.1%)
4,5 Eaton Vance Municipal Income Trust	2.160%	9/1/19	10,000	10,001

Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/32	2,500	2,689
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 3)	5.000%	9/1/42	14,420	15,290
Municipal Energy Agency of Nebraska Power
Supply System Revenue	4.000%	4/1/32	2,010	2,075
Municipal Energy Agency of Nebraska Power
Supply System Revenue	4.000%	4/1/33	1,785	1,833
Nebraska Public Power District Revenue	5.000%	1/1/35	3,200	3,540
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/41	3,680	4,115
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.250%	2/1/37	6,500	6,814
				36,356
Nevada (0.3%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/33	9,500	10,073
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/28	2,000	2,329
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/29	2,000	2,313
Las Vegas Valley Water District Nevada GO	5.000%	6/1/41	6,000	6,798
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/17 (Prere.)	2,550	2,637
Sparks NV Local Improvement District Revenue	6.500%	9/1/18 (Prere.)	1,065	1,136
Sparks NV Local Improvement District Revenue	6.750%	9/1/18 (Prere.)	2,640	2,871

Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/37	2,000	2,265
				30,422
New Hampshire (0.2%)
New Hampshire Health & Education Facilities
Authority Revenue (Elliott Hospital Obligated
Group)	5.000%	10/1/38	4,000	4,239
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/34	1,375	1,481
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University)	5.000%	1/1/42	4,450	4,778
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/38	7,000	8,033
				18,531
New Jersey (7.9%)
Atlantic City NJ GO	4.000%	11/1/24 (4)	4,805	4,843
Atlantic City NJ GO	4.000%	11/1/25 (4)	2,405	2,406
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,524
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/25	1,195	1,369
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/26	1,630	1,859
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/27	1,610	1,828
4,5 Eaton Vance New Jersey Municipal Income
Trust	2.160%	9/1/19	7,500	7,501
Gloucester County NJ Pollution Control
Financing Authority Revenue (Logan Project)	5.000%	12/1/24	12,875	13,847
New Jersey Building Authority Revenue	5.000%	6/15/19	13,670	14,335
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	1,450	1,459
New Jersey COP	5.250%	6/15/19 (Prere.)	5,000	5,465
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	10,000	10,558
New Jersey Economic Development Authority
Revenue	5.500%	6/15/30	3,000	3,197
New Jersey Economic Development Authority
Revenue	5.500%	6/15/31	6,700	7,108
New Jersey Economic Development Authority
Revenue	5.250%	6/15/40	2,500	2,532
New Jersey Economic Development Authority
Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/36	3,800	3,708
New Jersey Economic Development Authority
Revenue (Goethals Bridge Replacement
Project)	5.375%	1/1/43	750	793
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	18,055	20,323

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19 (Prere.)	10,200	11,222
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	3/1/21 (Prere.)	2,055	2,369
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/21	6,745	7,071
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/21	755	806
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (14)	4,500	4,992
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	4,750	4,999
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	8,000	8,419
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/22	7,150	7,436
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	6,545	6,878
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	700	758
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	6,300	6,862
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/27	1,650	1,684
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/27	2,385	2,468
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	3,000	3,014
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	19,485	19,377
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/35	1,150	1,175
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	4.500%	7/1/41	2,750	2,591
New Jersey Economic Development Authority
Revenue(Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/31	4,000	4,334
New Jersey Economic Development Authority
Special Facility Revenue (Continental Airlines
Inc. Project)	5.125%	9/15/23	12,730	13,446
New Jersey Economic Development Authority
Special Facility Revenue (Continental Airlines
Inc. Project)	5.250%	9/15/29	9,750	10,260
New Jersey Educational Facilities Authority
Revenue (College of St. Elizabeth)	5.000%	7/1/46	4,000	3,823
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/32	3,000	3,293
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/33	3,000	3,278
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	6,500	7,427
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18 (Prere.)	4,100	4,315
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro
Psychiatric Hospital Project)	5.000%	9/15/29	5,000	5,086

New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	4.000%	7/1/48	13,540	12,176
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	4.125%	7/1/38 (4)	8,000	8,068
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	6,700	7,252
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.430%	2/1/17 LOC	7,000	7,000
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/18	15,000	15,724
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/20	10,205	11,045
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/20	5,000	5,411
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/21	2,835	3,097
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/21	5,000	5,461
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/22	2,500	2,754
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.250%	12/1/28	4,500	4,152
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.750%	12/1/28	1,620	1,763
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.250%	12/1/29	5,000	4,552
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.500%	12/1/29	10,000	10,007
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.250%	12/1/30	5,000	4,486
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.625%	12/1/30	1,100	1,121
New Jersey Higher Education Assistance
Authority Student Loan Revenue	3.500%	12/1/31	9,500	8,637
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.000%	12/1/39	1,750	1,616
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.620%	2/7/17	4,600	4,600
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/27	7,575	8,157
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	7,500	7,987
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	3,775	3,971
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	18,550	18,997
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/31	11,500	11,769
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/19	1,950	2,045
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/22	1,500	1,593
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/23	2,740	2,889

New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/26	21,615	22,363
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/33	5,000	5,100
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/36	5,000	5,000
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	18,000	17,905
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.500%	6/15/39	5,300	5,507
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	19,665	19,490
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	1,360	1,420
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	9,000	9,476
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	5,240	5,553
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	1,205	1,277
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/20	2,570	2,713
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	6,000	6,619
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	5,855	6,600
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	2,140	2,319
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	15,250	17,088
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	6,565	7,067
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	2,105	2,294
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22 (4)	8,175	9,331
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/23 (14)	10,000	11,499
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23	2,500	2,693
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	30,000	20,900
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	15,000	8,818
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.625%	12/15/28	20,000	20,942
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	26,940	28,194
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	4,275	1,987
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	10,000	10,110
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	7,000	7,190
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	22,000	22,350

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,431
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/41	3,000	3,064
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	8,295	9,393
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	6,785	7,599
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	15,000	16,592
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	5,000	5,486
Salem County NJ Pollution Control Financing
Authority Revenue (Chambers Project)	5.000%	12/1/23	26,750	29,154
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	3,970	4,044
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	8,645	8,674
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/29	8,640	8,415
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.750%	6/1/34	11,180	9,872
				824,897
New Mexico (0.1%)
New Mexico Finance Authority Revenue	4.000%	6/1/30	2,950	3,174
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Gerald Champion
Regional Medical Center)	5.500%	7/1/42	5,000	5,282
				8,456
New York (11.5%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	5,000	5,729
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/28	3,750	4,290
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/42	5,900	6,391
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/39	1,500	1,591
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	25,400	28,749
5 Jefferson County NY Industrial Development
Agency Solid Waste Disposal Revenue	4.750%	1/1/20	1,615	1,570
5 Jefferson County NY Industrial Development
Agency Solid Waste Disposal Revenue	5.250%	1/1/24	3,345	3,141
Long Island NY Power Authority Electric System
Revenue	5.500%	4/1/22	10,010	10,741
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	1,000	1,139
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/29	4,500	5,200
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/30	1,500	1,719
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/31	1,000	1,127
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/31	5,000	5,698
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/32	1,000	1,122
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/33	1,600	1,790

Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/34	1,500	1,674
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/36	1,000	1,110
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	12,000	13,148
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/30	1,500	1,636
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/28	4,035	4,443
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/31	4,425	4,775
New York City NY Build NYC Resource Corp.
Revenue (New York Law School Project)	5.000%	7/1/41	5,905	6,222
New York City NY GO	5.000%	1/1/25	1,815	1,821
New York City NY GO	5.000%	8/1/25	6,465	7,724
New York City NY GO	5.000%	8/1/32	8,000	8,954
New York City NY GO	5.000%	8/1/36	15,000	16,807
New York City NY GO	5.000%	8/1/37	10,000	11,403
New York City NY GO	5.000%	12/1/41	11,150	12,760
New York City NY GO VRDO	0.620%	2/1/17 LOC	4,100	4,100
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	6,000	6,445
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce
Street)	4.500%	2/15/48	5,000	5,097
New York City NY Industrial Development
Agency Airport Facilities Revenue (TRIPS
Obligated Group)	5.000%	7/1/28	4,000	4,240
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/26 (12)	5,000	3,694
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	10,000	11,089
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,344
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,094
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	11,277
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,581
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	8,000	8,921
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/46	4,775	4,880
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	16,235	18,353
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.590%	2/1/17	18,000	18,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.620%	2/1/17	3,000	3,000

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.620%	2/1/17	9,380	9,380
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.630%	2/1/17	3,900	3,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.630%	2/1/17	11,725	11,725
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.630%	2/1/17	8,300	8,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.630%	2/1/17	13,000	13,000
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	20,000	22,557
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	12,000	13,290
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/41	8,000	9,021
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	2,765	3,174
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	4,300	4,939
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/36	15,000	16,841
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/37	11,250	12,766
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	7,865	8,953
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/42	8,250	8,534
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.620%	2/1/17	5,175	5,175
New York Convention Center Development
Corp. Revenue	5.000%	11/15/40	7,465	8,372
5 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	9,915	10,276
New York Counties Tobacco Trust Revenue	5.000%	6/1/45	3,750	3,962
New York Counties Tobacco Trust Revenue	5.000%	6/1/51	7,500	7,612
New York Liberty Development Corp. Revenue	5.000%	11/15/31	2,000	2,227
New York Liberty Development Corp. Revenue	5.125%	1/15/44	5,000	5,391
New York Liberty Development Corp. Revenue	5.000%	11/15/44	5,080	5,570
New York Liberty Development Corp. Revenue	6.375%	7/15/49	10,870	11,849
New York Liberty Development Corp. Revenue	5.750%	11/15/51	11,000	12,519
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	4,655	5,551
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.500%	10/1/37	5,005	6,158
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	3,515	3,678
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	2,000	2,241
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	2,000	2,234
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/32	2,250	2,575

New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/33	2,500	2,851
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/36	9,000	10,057
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/36	9,225	10,510
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/37	6,875	7,766
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	8,575	9,453
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/40	3,000	3,337
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	13,000	14,470
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	7,000	7,886
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	5,500	6,228
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	9,000	9,726
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,250	3,541
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/46	20,000	21,340
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	10,000	10,701
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/56	9,800	10,497
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,470
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/41	8,500	9,578
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/41	3,750	4,220
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/34	18,370	20,055
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.625%	7/1/17 (Prere.)	8,750	8,927
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/39	6,000	6,166
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/43	6,500	6,680
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/21	910	987
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	12,000	14,336
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	4,285	4,939
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	8,910	10,299
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	3,000	3,373
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/33	3,000	3,363
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/34	1,000	1,116

New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/20 (Prere.)	5,000	5,680
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/28	1,000	1,160
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/29	1,000	1,153
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/30	1,500	1,718
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/31	2,600	2,964
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/32	2,500	2,837
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center
Project)	5.150%	11/15/34	13,465	14,323
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center
Project)	5.375%	11/15/40	800	860
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center
Project)	5.000%	11/15/44	51,545	53,683
New York State Thruway Authority Revenue	5.000%	1/1/37	15,000	16,607
New York State Thruway Authority Revenue	5.000%	1/1/41	8,500	9,435
New York State Thruway Authority Revenue	5.000%	1/1/51	6,800	7,455
New York State Thruway Authority Revenue	5.250%	1/1/56	5,000	5,612
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	6,250	7,209
New York Transportation Development Corp.
Special Facility Revenue (JFK International
Airport Project)	5.000%	8/1/26	7,500	7,815
New York Transportation Development Corp.
Special Facility Revenue (JFK International
Airport Project)	5.000%	8/1/31	38,270	39,629
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	4.000%	7/1/35 (4)	5,000	4,929
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	4.000%	7/1/36 (4)	5,500	5,391
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	5.000%	7/1/41	5,000	5,275
New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)	5.250%	1/1/50	6,000	6,330
5 New York Transportation Development Corp.
Special Facility Revenue (La Guardia Airport)
TOB VRDO	0.960%	2/7/17 (4)	10,000	10,000
Niagara NY Frontier Transportation Authority
Airport Revenue (Buffalo Niagara International
Airport)	5.000%	4/1/25	2,000	2,253
Niagara NY Frontier Transportation Authority
Airport Revenue (Buffalo Niagara International
Airport)	5.000%	4/1/26	3,750	4,183
Port Authority of New York & New Jersey
Revenue	5.000%	9/15/25	3,835	4,240
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/27	1,695	1,938
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/28	5,625	6,492

Port Authority of New York & New Jersey
Revenue	5.000%	9/1/32	4,500	5,025
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	9,900	10,749
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/33	5,000	5,539
Port Authority of New York & New Jersey
Revenue	5.750%	3/15/35	25,000	26,057
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/36	2,665	2,942
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/37	4,665	5,140
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/44	10,000	10,991
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	4,000	4,423
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	13,000	14,625
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/30	2,315	2,522
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/31	2,000	2,169
Syracuse NY Industrial Development Agency
Revenue (Carousel Center Project)	5.000%	1/1/30	2,750	3,050
Syracuse NY Industrial Development Agency
Revenue (Carousel Center Project)	5.000%	1/1/31	1,000	1,101
Syracuse NY Industrial Development Agency
Revenue (Carousel Center Project)	5.000%	1/1/32	2,370	2,598
Syracuse NY Industrial Development Agency
Revenue (Carousel Center Project)	5.000%	1/1/33	2,600	2,836
Syracuse NY Industrial Development Agency
Revenue (Carousel Center Project)	5.000%	1/1/34	2,000	2,172
Syracuse NY Industrial Development Agency
Revenue (Carousel Center Project)	5.000%	1/1/35	1,405	1,520
Syracuse NY Industrial Development Agency
Revenue (Carousel Center Project)	5.000%	1/1/36	1,750	1,887
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/36	5,000	5,398
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/41	10,000	10,670
Tompkins County NY Development Corp.
Revenue (Tompkins Cortland Community
College)	5.000%	7/1/27	3,485	3,622
Tompkins County NY Development Corp.
Revenue (Tompkins Cortland Community
College)	5.000%	7/1/32	3,000	3,054
Tompkins County NY Development Corp.
Revenue (Tompkins Cortland Community
College)	5.000%	7/1/38	4,000	4,022
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	4,000	4,585
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/29	2,000	2,279
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	10,000	11,510

Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/46	10,000	11,393
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	8/1/32	1,000	1,126
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/20 (Prere.)	2,665	3,116
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	335	368
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.000%	5/1/34	2,050	2,120
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.500%	5/1/42	9,000	9,562
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	27,500	28,910
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/41	4,000	4,238
				1,207,721
North Carolina (0.7%)
North Carolina Medical Care Commission Health
Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/25	2,000	2,072
North Carolina Medical Care Commission Health
Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/30	2,000	2,002
North Carolina Medical Care Commission Health
Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/35	2,250	2,202
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/30	4,000	4,477
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/32	5,000	5,546
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	2,000	2,165
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/40	10,000	10,842
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed) VRDO	0.630%	2/7/17 LOC	14,715	14,715
3 North Carolina Medical Care Commission Health
System Revenue (Mission Health System
Inc.)	5.000%	10/1/34	1,500	1,693
3 North Carolina Medical Care Commission Health
System Revenue (Mission Health System
Inc.)	5.000%	10/1/35	1,620	1,821
3 North Carolina Medical Care Commission Health
System Revenue (Mission Health System
Inc.)	5.000%	10/1/36	1,655	1,854
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/34	5,050	5,416
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Aldersgate)	6.250%	7/1/35	4,500	4,924
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/27	2,750	2,820
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.000%	10/1/20	2,380	2,531

North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.000%	10/1/26	5,000	5,385
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.000%	10/1/30	3,000	3,020
North Carolina Medical Care Commission
Retirement Facilities Revenue (Southminster
Inc.)	5.000%	10/1/31	1,750	1,757
North Carolina Medical Care Commission
Retirement Facilities Revenue (Southminster
Inc.)	5.000%	10/1/37	1,800	1,775
				77,017
Ohio (1.7%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,050
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	4.000%	2/15/33	2,530	2,594
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/41	3,065	3,376
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/41	5,000	5,508
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/31	5,000	5,289
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.750%	6/1/34	6,195	5,620
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.250%	6/1/37	5,000	4,739
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.000%	6/1/42	12,960	11,908
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/47	5,730	5,236
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	6.500%	6/1/47	10,545	10,321
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	3,750	4,198
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	5,000	5,441
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	3,380	3,711
Butler County OH Hospital Facilities Revenue
(UC Health)	5.000%	11/15/45	8,810	9,577
Dayton-Montgomery County OH Port Authority
Revenue (StoryPoint Troy Project)	7.125%	1/15/50	10,000	10,033
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/36	1,500	1,530
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/46	2,100	2,110
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/51	5,400	5,374
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/44	440	468
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/38	7,280	8,022
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	7,500	8,440

Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	3,000	3,465
Montgomery County OH Revenue (Miami Valley
Hospital) TOB VRDO	0.610%	2/1/17 LOC	6,725	6,725
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	5.625%	6/1/18	350	329
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	3.100%	3/1/19	5,250	2,207
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.580%	2/1/17	1,100	1,100
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	3,590	3,866
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	10,250	10,867
Ohio Private Activity Revenue (Portsmouth
Gateway Group LLC)	5.000%	12/31/39	3,540	3,765
Ohio Private Activity Revenue (Portsmouth
Gateway Group LLC)	5.000%	6/30/53	4,000	4,202
Ohio Water Development Authority Revenue
(TimkenSteel Project) VRDO	0.700%	2/7/17 LOC	4,100	4,100
Penta Career Center Ohio COP	5.250%	4/1/26	3,505	3,892
Penta Career Center Ohio COP	5.250%	4/1/27	3,490	3,865
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/32	3,000	3,120
				176,048
Oklahoma (0.2%)
3 Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/37	7,390	7,764
Oklahoma County OK Finance Authority
Revenue (Epworth Villa Project)	5.125%	4/1/42	6,260	6,057
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.950%	9/1/37	780	788
Oklahoma Municipal Power Authority Power
Supply System Revenue	6.000%	1/1/18 (Prere.)	4,500	4,708
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/30	965	1,102
Oklahoma Municipal Power Authority Power
Supply System Revenue	4.000%	1/1/35	580	590
Oklahoma Municipal Power Authority Power
Supply System Revenue	4.000%	1/1/36	295	299
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/38	3,500	3,863
				25,171
Oregon (0.4%)
Oregon Facilities Authority Revenue (Samaritan
Health Services Project)	5.000%	10/1/32	1,800	1,961
Oregon Health & Science University Revenue	5.750%	7/1/19 (Prere.)	6,750	7,467
Oregon Housing & Community Service
Department Single Family Mortgage Revenue	4.000%	7/1/44	2,340	2,438
Port of Portland OR International Airport
Revenue	5.000%	7/1/34	3,160	3,517

Port of Portland OR International Airport
Revenue	5.000%	7/1/37	2,870	3,200
Port of Portland OR International Airport
Revenue	5.000%	7/1/42	5,000	5,571
Port of Portland OR International Airport
Revenue	5.000%	7/1/47	5,000	5,547
Salem OR Hospital Facilities Authority Revenue
(Salem Health Project)	5.000%	5/15/46	8,000	8,660
Yamhill County OR Hospital Authority Revenue
(Friendsview Manor)	5.000%	11/15/46	2,250	2,221
				40,582
Pennsylvania (5.8%)
Allegheny County PA GO	5.000%	11/1/19 (Prere.)	3,265	3,591
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/30	500	533
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/35	2,165	2,274
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/27	1,635	1,900
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	12/1/31 (4)	1,000	1,045
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	12/1/32 (4)	1,385	1,439
Allegheny County PA Sanitary Authority Sewer
Revenue	4.000%	12/1/33 (4)	2,000	2,066
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/30	2,650	2,812
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	14,500	15,020
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.700%	4/2/18	12,000	5,299
Cumberland County PA Municipal Authority
Revenue (Asbury Pennsylvania CCRC
Obligated Group)	5.250%	1/1/41	4,000	4,030
Doylestown PA Hospital Authority Revenue	5.000%	7/1/41	3,500	3,674
East Hemp field Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/35	1,060	1,104
East Hemp field Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/39	1,625	1,679
East Hemp field Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/46	3,175	3,264
4 Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System) PUT	1.590%	6/1/24	18,500	18,216
Lancaster County PA Hospital Authority Health
System Revenue (University of Pennsylvania
Health System)	5.000%	8/15/46	7,000	7,738
Lancaster County PA Hospital Authority
Revenue (University of Pennsylvania Health
System)	5.000%	8/15/36	1,000	1,113

Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	4,285	4,686
Lehigh County PA General Purpose Authority
Revenue (Bible Fellowship Church Homes
Inc. Project)	5.125%	7/1/32	2,710	2,757
Lehigh County PA General Purpose Authority
Revenue (Bible Fellowship Church Homes
Inc. Project)	5.250%	7/1/42	4,000	4,073
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/33	2,940	2,947
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/35	10,000	9,871
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,000	4,420
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,530	3,822
Montgomery County PA Higher Education &
Health Authority Revenue (Ursinus College)	5.000%	11/1/38	5,060	5,294
Montgomery County PA Higher Education &
Health Authority Revenue (Ursinus College)	5.250%	11/1/42	3,640	3,886
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/36	11,250	11,909
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/45	10,000	10,524
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.250%	1/15/46	1,700	1,789
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/35	2,670	2,993
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/40	2,500	2,787
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.250%	1/1/40	5,000	4,677
Montgomery County PA Industrial Development
Authority Revenue (Whitemarsh Continuing
Care Retirement Community Inc.)	5.375%	1/1/50	10,000	9,357
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.000%	7/1/45	1,600	1,628
Moon Industrial Development Authority
Pennsylvania Revenue (Baptist Home Society
Obligated Group)	6.125%	7/1/50	15,000	15,335
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/18 (Prere.)	6,500	6,935
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/18 (Prere.)	5,000	5,335

Northeastern Pennsylvania Hospital &
Educational Authority Revenue (Wilkes
University Project)	5.000%	3/1/37	765	804
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (National
Gypsum Co.)	5.500%	11/1/44	5,000	5,274
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Colver Project)	4.625%	12/1/18 (2)	11,140	11,152
Pennsylvania Economic Development Financing
Authority Revenue (PA Bridges Financing
Corp.)	5.000%	12/31/38	4,000	4,218
Pennsylvania Economic Development Financing
Authority Revenue (Rapid Bridge
Replacement Project)	5.000%	12/31/25	225	250
Pennsylvania Economic Development Financing
Authority Revenue (Rapid Bridge
Replacement Project)	5.000%	12/31/29	10,000	10,893
Pennsylvania GO	5.000%	9/15/27	10,000	11,686
Pennsylvania GO	5.000%	8/1/32	8,235	9,111
Pennsylvania GO	5.000%	8/1/33	6,440	7,095
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/41	2,275	2,442
5 Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)
TOB VRDO	0.720%	2/7/17	7,560	7,560
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/50	15,120	16,633
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	720	781
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	3,270	3,548
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	6,865	7,458
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	4,000	4,747
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	30,000	34,214
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	10,000	11,231
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	10,000	11,177
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,200	10,258
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	5,000	5,575
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/33	4,000	4,635
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/37	6,245	6,764
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	12,000	12,965
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/39	8,000	6,267
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	13,000	14,452
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	11,225	12,342
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	16,415	17,765
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	6,400	7,001
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41	5,000	5,513
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41	17,000	18,398
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45	3,500	3,908
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	10,530	11,347
Philadelphia PA Authority for Industrial
Development Revenue (Cultural &
Commercial Corridors)	5.000%	12/1/27	5,000	5,673
3 Philadelphia PA Authority For Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/42	6,600	7,222

Philadelphia PA Gas Works Revenue	5.000%	8/1/26	3,455	3,933
Philadelphia PA Gas Works Revenue	5.000%	8/1/27	2,000	2,266
Philadelphia PA Gas Works Revenue	5.000%	8/1/28	2,000	2,247
Philadelphia PA Gas Works Revenue	5.000%	10/1/30	4,200	4,696
Philadelphia PA Gas Works Revenue	5.000%	10/1/32	3,335	3,693
Philadelphia PA Gas Works Revenue	5.000%	8/1/33	1,000	1,097
Philadelphia PA Gas Works Revenue	5.000%	8/1/34	1,000	1,093
Philadelphia PA Gas Works Revenue	4.000%	10/1/35	1,845	1,831
Philadelphia PA Gas Works Revenue	4.000%	10/1/36	1,750	1,726
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/36	5,850	6,255
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	7,930	8,451
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	15	16
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	12,765	13,742
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	190	205
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	11
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	11
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	5.000%	9/1/27 (15)	12,000	13,420
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40	3,500	3,845
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/45	7,000	7,666
Pocono Mountains Industrial Park Authority
Pennsylvania Hospital Revenue (St. Luke's
Hospital Obligated Group)	5.000%	8/15/40	8,125	8,650
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (Marywood University
Project)	5.000%	6/1/36	4,000	3,884
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (Marywood University
Project)	5.000%	6/1/46	7,875	7,435
5 Westmoreland County PA Industrial
Development Authority Revenue	4.720%	7/1/35	12,000	12,165
				610,529
Puerto Rico (0.5%)
Puerto Rico Aqueduct & Sewer Authority
Revenue	5.125%	7/1/37	4,905	3,722
Puerto Rico Aqueduct & Sewer Authority
Revenue	5.250%	7/1/42	14,200	10,757
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/40	19,575	13,313
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/40	19,080	12,999
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/46	5,725	3,883
Puerto Rico Sales Tax Financing Corp. Revenue	5.750%	8/1/57	9,485	6,435
				51,109
Rhode Island (0.6%)
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/41	1,000	1,096
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/28	2,505	2,906
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/29	5,170	5,920

Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/30	2,105	2,403
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/31	1,000	1,042
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/32	1,250	1,296
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/33	1,350	1,391
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/34	1,325	1,359
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/31	4,500	4,575
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Care New
England Health System Obligated Group)	5.000%	9/1/36	8,500	8,500
Rhode Island Health & Educational Building
Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/27 (4)	10,040	11,499
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/29	4,530	4,886
Tobacco Settlement Financing Corp. Rhode
Island Revenue	5.000%	6/1/30	4,000	4,289
Tobacco Settlement Financing Corp. Rhode
Island Revenue	2.250%	6/1/41	10,580	10,592
				61,754
South Carolina (1.1%)
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/41	10,000	10,855
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,344
South Carolina Jobs Economic Development
Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.375%	5/1/21	1,500	1,500
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/25	1,980	2,283
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/26	2,285	2,640
South Carolina Jobs Economic Development
Authority Hospital Revenue (Conway
Hospitals Inc.)	5.250%	7/1/47	7,500	8,216
South Carolina Jobs Economic Development
Authority Revenue (Care Alliance Health
Services)	5.250%	8/15/46	15,000	16,550
South Carolina Ports Authority Revenue	5.250%	7/1/55	10,245	11,081
South Carolina Public Service Authority
Revenue	5.500%	1/1/19 (Prere.)	1,190	1,288
South Carolina Public Service Authority
Revenue	5.500%	1/1/19 (Prere.)	13,810	14,951
South Carolina Public Service Authority
Revenue	5.000%	12/1/35	7,940	8,882

South Carolina Public Service Authority
Revenue	5.000%	12/1/38	15,335	16,997
South Carolina Public Service Authority
Revenue	5.000%	12/1/39	5,000	5,557
South Carolina Public Service Authority
Revenue	5.000%	12/1/50	5,000	5,373
				117,517
South Dakota (0.2%)
South Dakota Building Authority Revenue	5.000%	6/1/38	4,000	4,458
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/37	10,000	10,769
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.000%	11/1/44	5,000	5,341
				20,568
Tennessee (1.4%)
Blount County TN Health & Educational
Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/31	1,700	1,745
Blount County TN Health & Educational
Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/37	375	378
Blount County TN Health & Educational
Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/47	2,125	2,118
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.250%	1/1/45	6,500	6,764
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/39	7,600	7,934
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/44	10,280	10,711
Clarksville TN Public Building Authority Revenue
(Morristown) VRDO	0.690%	2/1/17 LOC	4,000	4,000
Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	0.690%	2/1/17 LOC	5,200	5,200
Johnson City TN Health & Educational Facilities
Board Hospital Revenue (STS Health
Alliance) VRDO	0.690%	2/7/17 LOC	4,500	4,500
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	7/1/40	5,000	5,455
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	7/1/46	5,000	5,430
Montgomery County TN Public Building
Authority Pooled Financial Revenue
(Tennessee County Loan Pool) VRDO	0.690%	2/1/17 LOC	19,300	19,300
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.620%	2/1/17 (4)	3,300	3,300
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/19	7,280	7,875
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	2,320	2,586
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	1,010	1,129

Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	6,285	7,159
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/23	2,190	2,448
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/23	1,665	1,902
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	5,790	6,509
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	8,060	9,264
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	3,535	4,113
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	16,325	18,658
Tennessee Housing Development Agency
Homeownership Program Revenue	4.500%	1/1/38	1,005	1,057
Tennessee Housing Development Agency
Residential Finance Program Revenue	4.000%	7/1/39	3,385	3,550
				143,085
Texas (9.7%)
Austin TX Airport System Revenue	5.000%	11/15/26	1,000	1,139
3 Austin TX Airport System Revenue	5.000%	11/15/31	1,035	1,169
3 Austin TX Airport System Revenue	5.000%	11/15/33	1,155	1,293
3 Austin TX Airport System Revenue	5.000%	11/15/35	1,255	1,393
3 Austin TX Airport System Revenue	5.000%	11/15/37	1,410	1,556
Austin TX Airport System Revenue	5.000%	11/15/39	4,370	4,748
3 Austin TX Airport System Revenue	5.000%	11/15/41	2,000	2,200
3 Austin TX Airport System Revenue	5.000%	11/15/46	5,000	5,482
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/21 (Prere.)	1,500	1,763
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/32	4,090	2,168
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/33	3,000	1,507
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	6,590	7,030
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/35	1,650	1,793
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/36	1,375	1,490
Central Texas Regional Mobility Authority
Revenue	4.000%	1/1/41	6,000	5,802
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/43	750	790
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/45	1,000	1,072
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/46	7,000	7,526
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/41	8,000	9,054
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/26	10,000	10,996
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/26	1,530	1,741
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/32	7,200	7,832

Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	3,760	4,031
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	7,000	7,504
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	7,085	7,511
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/38	21,275	22,871
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/42	16,785	18,022
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/42	10,000	10,737
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/43	11,000	11,646
3 El Paso TX Independent School District GO	5.000%	8/15/42	11,000	12,558
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/34	19,500	16,595
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.250%	10/1/51	8,000	9,019
Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System)	5.000%	12/1/31	8,000	8,841
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.620%	2/1/17	9,590	9,590
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.620%	2/1/17	7,750	7,750
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Medical
Center) VRDO	0.610%	2/1/17 LOC	8,670	8,670
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (YMCA of the Greater
Houston Area)	5.000%	6/1/38	2,500	2,631
Harris County TX Sports Authority Revenue	5.000%	11/15/31	500	553
Harris County TX Sports Authority Revenue	5.000%	11/15/32	500	551
Harris County TX Sports Authority Revenue	5.000%	11/15/34	1,100	1,203
Hays County TX Special Assessment Revenue	7.000%	9/15/45	4,500	4,388
Houston TX Airport System Revenue	5.000%	7/15/30	11,605	12,142
Houston TX Airport System Revenue	5.000%	7/1/32	5,000	5,370
Houston TX Airport System Revenue	5.000%	7/15/35	5,000	5,213
Houston TX Airport System Revenue	5.500%	7/1/39	5,010	5,284
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	4.750%	7/1/24	12,500	13,219
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	5.000%	7/1/29	23,150	24,275
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal
Improvement Projects)	6.500%	7/15/30	4,000	4,389
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	15	16
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	225
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	11
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	5,000	5,415
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	10,000	10,796

Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,765	5,129
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/28	1,400	1,633
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/29	1,035	1,200
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/30	1,375	1,584
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/45	9,500	10,460
Lubbock TX Independent School District GO	5.750%	2/15/19 (Prere.)	4,500	4,908
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care CentersInc. Project)	5.125%	2/15/42	2,750	2,796
Mission TX Economic Development Corp.
Revenue (Natgasoline Project)	5.750%	10/1/31	15,000	15,485
New Hope TX Cultural Education Facilities
FinanceCorp. First Mortgage Revenue
(Morningside Ministries Project)	6.500%	1/1/43	4,370	4,848
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(Carillon Life Care Community Project)	5.000%	7/1/36	1,950	1,943
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(Carillon Life Care Community Project)	5.000%	7/1/46	2,250	2,166
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(Legacy at Willow Bend Retirement
Community Project)	5.000%	11/1/36	4,605	4,705
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(Legacy at Willow Bend Retirement
Community Project)	5.000%	11/1/46	3,000	2,995
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(Legacy at Willow Bend Retirement
Community Project)	5.000%	11/1/51	4,750	4,737
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(MRC Crestview Project)	3.000%	11/15/21	800	775
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(MRC Crestview Project)	5.000%	11/15/31	850	847
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(MRC Crestview Project)	5.000%	11/15/36	550	536
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(MRC Crestview Project)	5.000%	11/15/46	3,200	3,071
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(MRC Crestview Project)	5.500%	11/15/46	1,500	1,368

New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(MRC Crestview Project)	5.500%	11/15/52	1,150	1,028
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/31	1,000	1,058
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/40	1,000	1,023
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/35	1,500	1,562
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/39	2,250	2,320
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/46	3,765	3,863
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/47	4,000	4,113
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/35	4,200	4,415
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/47	14,000	14,525
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	4/1/48	2,500	2,582
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/41	5,860	6,264
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/41	990	1,053
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/46	7,700	8,213
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/46	4,150	4,404
North Texas Tollway Authority System Revenue	5.625%	1/1/18 (Prere.)	1,505	1,569
North Texas Tollway Authority System Revenue	5.625%	1/1/18 (Prere.)	5,640	5,878
North Texas Tollway Authority System Revenue	5.750%	1/1/18 (Prere.)	29,000	30,259
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	7,350	8,019
North Texas Tollway Authority System Revenue	6.250%	1/1/19 (Prere.)	12,585	13,791
North Texas Tollway Authority System Revenue	6.250%	2/1/23	20,000	22,230
North Texas Tollway Authority System Revenue	6.000%	1/1/28	1,690	1,833
North Texas Tollway Authority System Revenue	5.000%	1/1/30	6,250	7,059
North Texas Tollway Authority System Revenue	5.000%	1/1/30	10,000	11,461
North Texas Tollway Authority System Revenue	5.000%	9/1/30	7,000	7,827
North Texas Tollway Authority System Revenue	5.000%	1/1/32	13,020	14,346
North Texas Tollway Authority System Revenue	5.625%	1/1/33	1,000	1,035
North Texas Tollway Authority System Revenue	6.250%	1/1/39	2,895	3,129
North Texas Tollway Authority System Revenue	6.000%	9/1/41	5,000	5,831
5 Port Arthur TX Independent School District GO
TOB VRDO	0.690%	2/7/17 (12)	9,125	9,125
Red River Education Finance Corp. TX Higher
Education Revenue (Houston Baptist
University Project)	5.500%	10/1/46	4,250	4,570

Red River TX Education Finance Corp. Revenue
(Edwards University Project)	5.000%	6/1/46	2,250	2,377
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/20	1,180	1,319
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/24	7,675	8,933
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/25	1,000	1,174
3 Spring TX Independent School Distribution
School Bldg.	4.000%	8/15/30	2,240	2,390
3 Spring TX Independent School Distribution
School Bldg.	5.000%	8/15/42	10,000	11,351
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Air Force
Villages Project)	5.000%	5/15/37	6,000	5,894
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Air Force
Villages Project)	5.000%	5/15/45	10,000	9,647
7 Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(SQLC Se	7.250%	11/15/16	3,825	3,060
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Stayton at Museum Way Project)	8.250%	11/15/44	4,000	4,201
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/19	10,000	10,833
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	15,400	16,989
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/21	1,120	1,251
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	1,120	1,242
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/24	1,645	1,815
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	7,500	8,647
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/25	16,500	18,115
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/26	3,050	3,326
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/26	6,995	8,110
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	6.250%	12/15/26	14,935	17,613
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/27	3,650	3,960
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/28	2,970	3,209
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/29	4,355	4,692
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/30	425	455
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/32	6,480	6,886
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	50	50
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	44,225	43,949

Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	3,705	4,253
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	20,000	23,269
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/33	10,000	11,597
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	12/31/38	12,500	14,190
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	23,525	26,601
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	6/30/40	2,640	3,019
Texas Private Activity Surface Transportation
Corp. Revenue	6.750%	6/30/43	24,790	28,484
Texas Private Activity Surface Transportation
Corp. Revenue (Blueridge Transportation
Group)	5.000%	12/31/40	3,000	3,155
Texas Private Activity Surface Transportation
Corp. Revenue (Blueridge Transportation
Group)	5.000%	12/31/45	5,000	5,246
Texas Private Activity Surface Transportation
Corp. Revenue (Blueridge Transportation
Group)	5.000%	12/31/50	6,000	6,276
Texas State University System Financing
System Revenue	5.000%	3/15/30	3,000	3,546
Texas State University System Financing
System Revenue	5.000%	3/15/31	3,345	3,928
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/33	2,780	3,035
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	31,900	34,715
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	17,925	19,446
University of North Texas Revenue	5.000%	4/15/30	2,000	2,347
University of North Texas Revenue	5.000%	4/15/31	5,970	6,961
Westlake TX Special Assessment Revenue	6.250%	9/1/40	2,500	2,380
Westlake TX Special Assessment Revenue	6.375%	9/1/45	2,500	2,381
				1,012,463
Utah (0.4%)
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/29	4,475	5,000
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/30	3,700	4,125
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/31	4,685	5,207
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/32	3,500	3,876
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	1,265	1,345
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	4,500	4,756
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	4,000	4,201
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/42	11,840	12,859
				41,369
Vermont (0.4%)
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/41	6,800	7,103

Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/46	5,800	6,035
Vermont Educational & Health Buildings
Financing Agency Revenue (Norwich
University Project) VRDO	0.630%	2/7/17 LOC	7,780	7,780
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	5.000%	12/1/37	1,500	1,618
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	5.000%	12/1/38	1,750	1,886
Vermont Educational & Health Buildings
Financing Agency Revenue (University of
Vermont Health Network)	5.000%	12/1/39	1,130	1,218
Vermont Housing Finance Agency Revenue	4.125%	11/1/42	1,850	1,910
4 Vermont Student Assistance Corp. Education
Loan Revenue	3.999%	12/3/35	10,000	10,582
				38,132
Virgin Islands (0.1%)
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/29	3,500	3,747
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/33	2,250	2,379
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/30	5,000	5,409
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/33	3,000	3,198
				14,733
Virginia (1.6%)
5 Alexandria VA Redevelopment & Housing
Authority Multi-Family Housing Mortgage
Revenue (Portals West Apartment)	8.250%	4/1/32 (ETM)	415	529
Ballston Quarter VA Community Development
Authority Revenue	5.500%	3/1/46	2,500	2,402
Chesapeake Bay VA Bridge & Tunnel District
Revenue	5.000%	7/1/51	4,500	4,832
Chesapeake VA Toll Road Revenue	0.000%	7/15/40	7,800	5,950
Chesterfield County VA Economic Development
Authority Retirement Facilities Revenue
(Brandermill Woods Project)	5.125%	1/1/43	4,750	4,776
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/29	1,425	1,566
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/30	2,000	2,183
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/31	1,155	1,253
Fredericksburg VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/33	1,000	1,073
Hanover County VA Economic Development
Authority Residential Care Facility Revenue
(Covenant Woods)	5.000%	7/1/42	5,550	5,552
Lexington VA Industrial Development Authority
Residential Care Facility Revenue (Kendall at
Lexington Corp.)	4.000%	1/1/31	750	744

Newport News VA Economical Development
Authority Residential Care Facilities Revenue	5.000%	12/1/31	5,000	5,222
Newport News VA Economical Development
Authority Residential Care Facilities Revenue	5.000%	12/1/38	10,000	10,243
5 Newport News VA Industrial Development
Authority Health System Revenue	5.330%	7/1/45	17,000	17,084
Prince William County VA Industrial
Development Agency Revenue (Westminster
Presbyterian Retirement Community Inc.)	5.000%	1/1/31	1,700	1,742
Prince William County VA Industrial
Development Agency Revenue (Westminster
Presbyterian Retirement Community Inc.)	5.000%	1/1/37	1,000	1,006
Prince William County VA Industrial
Development Agency Revenue (Westminster
Presbyterian Retirement Community Inc.)	5.000%	1/1/46	2,200	2,191
Tobacco Settlement Financing Corp. Virginia
Revenue	5.200%	6/1/46	3,000	2,662
3 University of Virginia Revenue	5.000%	4/1/38	11,795	13,816
3 University of Virginia Revenue	5.000%	4/1/39	10,000	11,704
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.250%	7/1/30	1,000	1,051
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/35	1,295	1,316
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.250%	7/1/35	2,000	2,067
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/45	8,000	8,054
Virginia College Building Authority Educational
Facilities Revenue (Marymount University
Project)	5.000%	7/1/45	1,755	1,767
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	5.250%	1/1/32	12,670	13,568
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	6.000%	1/1/37	12,310	13,790
Virginia Small Business Financing Authority
Revenue (Elizabeth River Crossings Project)	5.500%	1/1/42	13,350	14,265
Virginia Small Business Financing Authority
Revenue (Express Lanes LLC)	5.000%	7/1/34	11,500	11,954
				164,362
Washington (1.3%)
Chelan County WA Public Utility District No. 1
Consolidated System Revenue (Chelan
Hydro)	5.500%	7/1/25	2,500	2,826
Chelan County WA Public Utility District No. 1
Consolidated System Revenue (Chelan
Hydro)	5.500%	7/1/26	4,000	4,507
Port of Seattle WA Revenue	5.000%	9/1/25	3,000	3,345
Port of Seattle WA Revenue	5.000%	6/1/30	9,000	9,828
Port of Seattle WA Revenue	5.000%	4/1/33	2,500	2,766
Port of Seattle WA Revenue	5.000%	4/1/35	6,150	6,752
Port of Seattle WA Revenue	5.000%	4/1/40	5,000	5,465
Port of Tacoma WA Revenue	5.000%	12/1/37	8,835	9,805
Port of Tacoma WA Revenue	5.000%	12/1/38	9,275	10,293

Snohomish County WA School District No. 4
(Lake Stevens) GO	4.000%	12/1/29	1,785	1,935
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/30	9,060	9,743
Tobacco Settlement Authority Washington
Revenue	5.250%	6/1/31	5,000	5,392
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/39	4,500	4,707
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/18 (Prere.)	10,000	10,659
Washington Health Care Facilities Authority
Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/38	10,000	10,872
Washington Higher Education Facilities
Authority Revenue (Seattle University Project)	5.250%	5/1/34	5,000	5,346
Washington Higher Education Facilities
Authority Revenue (Whitworth University
Project)	5.000%	10/1/40	4,040	4,308
Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	6.750%	7/1/35	820	814
Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	7.000%	7/1/45	2,000	1,986
Washington Housing Finance Commission Multi-
Family Housing Revenue (Heron's Key
Obligated Group)	7.000%	7/1/50	2,000	1,972
Washington Housing Finance Commission Multi-
Family Housing Revenue (Presbyterian
Retirement Communities Northwest Obligated
Group)	5.000%	1/1/36	2,125	2,132
Washington Housing Finance Commission Multi-
Family Housing Revenue (Presbyterian
Retirement Communities Northwest Obligated
Group)	5.000%	1/1/46	3,250	3,201
Washington Housing Finance Commission Multi-
Family Housing Revenue (Presbyterian
Retirement Communities Northwest Obligated
Group)	5.000%	1/1/51	7,300	7,034
Washington Housing Finance Commission
Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/31	1,910	1,894
Washington Housing Finance Commission
Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/36	1,000	978
Washington Housing Finance Commission
Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/41	1,100	1,043
Washington Housing Finance Commission
Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/46	2,500	2,341
Washington Housing Finance Commission
Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/51	3,800	3,516
				135,460
West Virginia (0.3%)
West Virginia Economic Development Authority
Energy Revenue (Morgantown Energy
Associates Project)	2.875%	12/15/26	5,795	5,459
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,731

West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	6,000	6,393
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.500%	6/1/19 (Prere.)	400	439
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.375%	6/1/38	5,000	5,546
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.500%	6/1/44	5,000	5,555
West Virginia Hospital Finance Authority
Hospital Revenue (Valley Health System
Obligated Group)	5.000%	1/1/44	2,000	2,139
West Virginia Hospital Finance Authority
Hospital Revenue (Valley Health System
Obligated Group)	5.000%	1/1/44	2,250	2,406
				30,668
Wisconsin (2.5%)
Platteville WI Redevelopment Authority Revenue
(Platteville Real Estate)	5.000%	7/1/42	3,000	3,077
Public Finance Authority Wisconsin Revenue
(Bancroft Neurohealth Obligated Group)	5.000%	6/1/22	1,425	1,481
Public Finance Authority Wisconsin Revenue
(Bancroft Neurohealth Obligated Group)	5.000%	6/1/23	1,000	1,033
Public Finance Authority Wisconsin Revenue
(Bancroft Neurohealth Obligated Group)	5.000%	6/1/36	1,500	1,378
Public Finance Authority Wisconsin Revenue
(Bancroft Neurohealth Obligated Group)	5.125%	6/1/48	5,000	4,537
State of Wisconsin	6.000%	5/1/19 (Prere.)	1,610	1,737
State of Wisconsin	6.000%	5/1/27	15,390	16,948
University of Wisconsin Hospitals & Clinics
Authority Revenue	5.000%	4/1/26	2,410	2,748
Wisconsin GO	6.250%	5/1/19 (Prere.)	20,200	22,453
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian HealthCare Inc.)	5.500%	7/1/40	5,675	6,155
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	10,810	11,681
Wisconsin Health & Educational Facilities
Authority Revenue (Beloit College)	5.000%	7/1/33	1,105	1,178
Wisconsin Health & Educational Facilities
Authority Revenue (Beloit College)	5.000%	7/1/36	625	659
Wisconsin Health & Educational Facilities
Authority Revenue (Beloit College)	5.000%	7/1/39	1,550	1,627
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	8/15/37	5,000	5,379
Wisconsin Health & Educational Facilities
Authority Revenue (Gundersen Lutheran)	5.250%	10/15/39	6,765	7,323
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/46	20,425	22,635
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/22 (Prere.)	5,500	6,403
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Obligated
Group)	5.000%	8/15/39	20,000	21,669

Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/34	9,300	10,279
Wisconsin Health & Educational Facilities
Authority Revenue (ThedaCare Inc. Obligated
Group)	5.000%	12/15/44	3,155	3,408
Wisconsin Public Finance Authority Airport
Facilities Revenue (AFCO Investors II
Portfolio)	5.000%	10/1/23	7,500	7,362
Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/22	9,835	10,489
5 Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	3,050	3,284
Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	12,000	12,835
5 Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	4,500	4,659
Wisconsin Public Finance Authority Airport
Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	5,825	5,911
Wisconsin Public Finance Authority CCRC
Revenue (Glenridge on Palmer Ranch Inc.
Project)	8.250%	6/1/46	14,500	17,241
Wisconsin Public Finance Authority Exempt
Facilities Revenue (National Gypsum Co.)	5.250%	4/1/30	10,000	10,506
Wisconsin Public Finance Authority Exempt
Facilities Revenue (National Gypsum Co.)	4.000%	8/1/35	7,000	6,517
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/31	3,000	3,353
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/32	4,745	5,281
Wisconsin Public Finance Authority Revenue
(Celanese Corp.)	5.000%	12/1/25	5,000	5,386
Wisconsin Public Finance Authority Revenue
(Celanese Corp.)	4.300%	11/1/30	7,210	7,059
Wisconsin Public Finance Authority Revenue
(Church Home of Hartford Inc.)	5.000%	9/1/30	800	820
Wisconsin Public Finance Authority Revenue
(Church Home of Hartford Inc.)	5.000%	9/1/38	4,050	4,073
Wisconsin Public Finance Authority Student
Housing Revenue (Western Carolina
University Project)	5.250%	7/1/47	3,250	3,405
				261,969
Total Tax-Exempt Municipal Bonds (Cost $10,151,800)				10,317,315
			Shares
Temporary Cash Investment (1.6%)
Money Market Fund (1.6%)
8 Vanguard Municipal Cash Management Fund
(Cost $167,767)	0.653%		1,677,668	167,783
Total Investments (99.9%) (Cost $10,319,567)				10,485,098
Other Assets and Liabilities-Net (0.1%)				5,761
Net Assets (100%)				10,490,859

1 5.000% coupon rate will be effective March 2017.
2 5.000% coupon rate will be effective March 2019.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
January 31, 2017.

4 Adjustable-rate security.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate value of these securities was $177,781,000, representing 1.7% of net assets.
6 Securities with a value of $788,000 have been segregated as initial margin for open futures contracts.
7 Non-income-producing security--security in default.
8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	10,317,315	—
Temporary Cash Investments	167,783	—	—
Futures Contracts—Assets[1]	72	—	—
Futures Contracts—Liabilities[1]	(13)	—	—
Total	167,842	10,317,315	—

1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	March 2017	126	14,851	48
Ultra Long U.S. Treasury Bond	March 2017	(22)	(3,535)	(36)
				12

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2017, the cost of investment securities for tax purposes was $10,325,200,000. Net unrealized appreciation of investment securities for tax purposes was $159,898,000, consisting of unrealized gains of $339,364,000 on securities that had risen in value since their purchase and $179,466,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Exempt Money Market Fund

Schedule of Investments (unaudited)
As of January 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (95.0%)
Alabama (0.6%)
1 Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue TOB VRDO	0.690%	2/7/17	5,000	5,000
1 Auburn University Alabama General Fee
Revenue TOB VRDO	0.690%	2/7/17	16,125	16,125
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.660%	2/7/17 LOC	14,000	14,000
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.660%	2/7/17 LOC	24,000	24,000
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.660%	2/7/17 LOC	14,000	14,000
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.660%	2/7/17 LOC	20,000	20,000
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.690%	2/7/17 LOC	6,000	6,000
				99,125
Alaska (0.4%)
Alaska Housing Finance Corp. Home Mortgage
Revenue VRDO	0.660%	2/7/17	54,980	54,980
Alaska Student Loan Corp. Education Loan
Revenue VRDO	0.690%	2/7/17 LOC	13,655	13,655
				68,635
Arizona (1.3%)
1 Arizona Health Facilities Authority Revenue
(Banner Health) TOB VRDO	0.690%	2/7/17	21,000	21,000
1 Arizona Health Facilities Authority Revenue
(Banner Health) TOB VRDO	0.780%	2/7/17 (Prere.)	5,500	5,500
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.670%	2/7/17 LOC	16,525	16,525
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.680%	2/7/17 LOC	61,185	61,185
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.680%	2/7/17 LOC	14,915	14,915
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.700%	2/7/17 LOC	14,040	14,040
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.700%	2/7/17 LOC	9,130	9,130
1 Arizona Transportation Board Highway Revenue
TOB VRDO	0.690%	2/7/17	11,325	11,325
1 Arizona Transportation Board Highway Revenue
TOB VRDO	0.690%	2/7/17	6,605	6,605
1 Mesa AZ Utility System Revenue TOB VRDO	0.690%	2/7/17	8,250	8,250
1 Mesa AZ Utility System Revenue TOB VRDO	0.690%	2/7/17	7,500	7,500

1	Phoenix AZ Civic Improvement Corp. Airport
	Revenue TOB VRDO	0.780%	2/7/17	1,000	1,000
1	Phoenix AZ Civic Improvement Corp. Water
	System Revenue TOB VRDO	0.690%	2/7/17 (Prere.)	5,000	5,000
1,2 Salt River Project Arizona Agricultural
	Improvement & Power District Revenue TOB
	PUT	0.730%	2/2/17	16,000	16,000
1	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue TOB
	VRDO	0.690%	2/7/17	4,000	4,000
1	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue TOB
	VRDO	0.690%	2/7/17	5,650	5,650
1	Tempe AZ Union High School District No. 213
	GO TOB VRDO	0.690%	2/7/17	6,840	6,840
1	University of Arizona Revenue TOB VRDO	0.690%	2/7/17	6,715	6,715
					221,180
California (3.5%)
1	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area) TOB
	VRDO	0.700%	2/7/17	5,570	5,570
1	California Educational Facilities Authority
	Revenue (University of Southern California)
	TOB VRDO	0.690%	2/7/17	5,050	5,050
	California GO VRDO	0.640%	2/7/17 LOC	14,430	14,430
	California Health Facilities Financing Authority
	Revenue (Kaiser Permanente) VRDO	0.650%	2/7/17	93,525	93,525
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.690%	2/7/17	5,000	5,000
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.690%	2/7/17	3,660	3,660
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.690%	2/7/17	18,980	18,980
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.690%	2/7/17	7,800	7,800
	California Infrastructure & Economic
	Development Bank Revenue (Pacific Gas &
	Electric Co.) VRDO	0.580%	2/1/17 LOC	9,100	9,100
	California Statewide Communities Development
	Authority Revenue (Community Hospital of the
	Monterey Peninsula) VRDO	0.690%	2/7/17 LOC	9,100	9,100
	California Statewide Communities Development
	Authority Revenue (Kaiser Permanente)
	VRDO	0.670%	2/7/17	43,345	43,345
1	California Statewide Communities Development
	Authority Revenue (Sutter Health) TOB VRDO	0.690%	2/7/17	20,000	20,000
1	Foothill-De Anza CA Community College District
	GO TOB VRDO	0.690%	2/7/17	7,500	7,500
1	Los Angeles CA Department of Airports
	International Airport Revenue TOB VRDO	0.720%	2/7/17	4,395	4,395
	Los Angeles CA TRAN	3.000%	6/29/17	117,500	118,600
	Los Angeles County CA TRAN	3.000%	6/30/17	77,550	78,284
1	Nuveen California Dividend Advantage
	Municipal Fund VRDP VRDO	0.780%	2/7/17 LOC	31,000	31,000
1	Nuveen California Dividend Advantage
	Municipal Fund VRDP VRDO	0.780%	2/7/17 LOC	21,000	21,000

1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.790%	2/7/17 LOC	10,000	10,000
1 Nuveen California Dividend Advantage
Municipal Fund VRDP VRDO	0.800%	2/7/17 LOC	20,000	20,000
Otay CA Water District (Capital Project) COP
VRDO	0.670%	2/7/17 LOC	3,810	3,810
1 Regents of the University of California Revenue
TOB VRDO	0.690%	2/7/17	7,600	7,600
1 Regents of the University of California Revenue
TOB VRDO	0.690%	2/7/17	14,270	14,270
1 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	0.690%	2/7/17	6,105	6,105
1 San Mateo County CA Community College
District GO TOB VRDO	0.690%	2/7/17	8,810	8,810
Southern California Public Power Authority
Revenue VRDO	0.610%	2/7/17 LOC	7,400	7,400
1 Sweetwater CA Unified School District GO TOB
VRDO	0.690%	2/7/17 (13)	13,600	13,600
1 West Valley-Mission CA Community College
District GO TOB VRDO	0.690%	2/7/17	8,500	8,500
				596,434
Colorado (3.1%)
1 Adams County CO COP TOB VRDO	0.710%	2/7/17	6,825	6,825
1 Board of Governors of the Colorado State
University System Enterprise Revenue TOB
VRDO	0.710%	2/7/17	8,665	8,665
Colorado Education Loan Program Revenue	2.000%	6/29/17	25,700	25,818
Colorado Education Loan Program Revenue	3.000%	6/29/17	40,000	40,347
Colorado Education Loan Program Revenue	5.000%	6/29/17	24,300	24,707
Colorado General Fund Revenue	2.000%	6/27/17	34,000	34,153
1 Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) TOB VRDO	0.690%	2/7/17	1,625	1,625
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.810%	2/7/17 (Prere.)	10,000	10,000
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.810%	2/7/17 (Prere.)	5,305	5,305
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.840%	2/7/17 (Prere.)	18,750	18,750
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.650%	2/7/17 LOC	11,280	11,280
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.690%	2/7/17	20,295	20,295
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.690%	2/7/17	13,635	13,635
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.690%	2/7/17	6,000	6,000
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.700%	2/7/17	7,175	7,175
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.660%	2/7/17	25,490	25,490

	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) VRDO	0.660%	2/7/17	33,495	33,495
	Colorado Health Facilities Authority Revenue
	(Sisters of Charity of Leavenworth Health
	System) VRDO	0.720%	2/7/17	8,250	8,250
	Colorado Housing & Finance Authority Multi-
	Family Mortgage Revenue VRDO	0.670%	2/7/17	7,635	7,635
	Colorado Housing & Finance Authority Multi-
	Family Mortgage Revenue VRDO	0.680%	2/7/17	7,475	7,475
	Colorado Housing & Finance Authority Multi-
	Family Mortgage Revenue VRDO	0.690%	2/7/17	19,530	19,530
	Colorado Housing & Finance Authority Single
	Family Mortgage Revenue VRDO	0.650%	2/7/17	14,605	14,605
	Colorado Housing & Finance Authority Single
	Family Mortgage Revenue VRDO	0.680%	2/7/17	9,100	9,100
	Colorado Housing & Finance Authority Single
	Family Mortgage Revenue VRDO	0.680%	2/7/17	6,230	6,230
	Colorado Housing & Finance Authority Single
	Family Mortgage Revenue VRDO	0.680%	2/7/17	5,825	5,825
	Colorado Housing & Finance Authority Single
	Family Mortgage Revenue VRDO	0.680%	2/7/17	33,875	33,875
	Colorado Housing & Finance Authority Single
	Family Mortgage Revenue VRDO	0.680%	2/7/17	5,525	5,525
	Colorado Housing & Finance Authority Single
	Family Mortgage Revenue VRDO	0.690%	2/7/17	8,900	8,900
	Colorado Housing & Finance Authority Single
	Family Mortgage Revenue VRDO	0.700%	2/7/17	12,800	12,800
1	Colorado Springs CO Utility System Revenue
	TOB VRDO	0.690%	2/7/17	9,810	9,810
	Colorado Springs CO Utility System Revenue
	VRDO	0.650%	2/7/17	22,500	22,500
	Colorado Springs CO Utility System Revenue
	VRDO	0.680%	2/7/17	8,850	8,850
1	Denver CO City & County Airport Revenue TOB
	VRDO	0.740%	2/7/17 LOC	25,000	25,000
1	Denver CO City & County Justice System
	Facilities GO TOB VRDO	0.780%	2/7/17	7,500	7,500
1,2 Cherry Creek CO School District GO TOB PUT		0.860%	4/20/17	5,820	5,820
	University of Colorado Hospital Authority
	Revenue PUT	0.910%	8/29/17	13,000	13,000
					525,795
Connecticut (0.7%)

1 Connecticut GO TOB VRDO	0.700%	2/7/17	2,000	2,000

Connecticut Health & Educational Facilities
Authority Revenue (Hotchkiss School) VRDO	0.640%	2/7/17	23,000	23,000
1 Connecticut Health & Educational Facilities
Authority Revenue (Trinity Health Corp.) TOB
VRDO	0.690%	2/7/17	3,200	3,200
1 Connecticut Health & Educational Facilities
Authority Revenue (Trinity Health Corp.) TOB
VRDO	0.690%	2/7/17	4,445	4,445
1 Connecticut Health & Educational Facilities
Authority Revenue (Trinity Health Corp.) TOB
VRDO	0.690%	2/7/17	8,000	8,000
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.710%	2/7/17 LOC	43,745	43,745

	Connecticut Housing Finance Authority Revenue
	Housing Mortgage Finance Program VRDO	0.660%	2/7/17	6,875	6,875
	Connecticut Housing Finance Authority Revenue
	Housing Mortgage Finance Program VRDO	0.670%	2/7/17	5,500	5,500
	Connecticut Housing Finance Authority Revenue
	Housing Mortgage Finance Program VRDO	0.680%	2/7/17	14,895	14,895
					111,660
Delaware (0.1%)
	New Castle County DE Student Housing
	Revenue (University Courtyard Apartments)
	VRDO	0.680%	2/7/17 LOC	14,395	14,395

District of Columbia (1.2%)
1,2 District of Columbia GO TOB PUT		0.730%	2/2/17	5,595	5,595
	District of Columbia Housing Finance Agency
	Multifamily Housing Revenue (Park 7 at
	Minnesota Benning Project) VRDO	0.680%	2/7/17 LOC	7,000	7,000
1	District of Columbia Income Tax Revenue TOB
	VRDO	0.690%	2/7/17	9,995	9,995
1	District of Columbia Income Tax Revenue TOB
	VRDO	0.690%	2/7/17	7,425	7,425
1	District of Columbia Income Tax Revenue TOB
	VRDO	0.720%	2/7/17	7,855	7,855
	District of Columbia Revenue (American
	University) VRDO	0.660%	2/7/17 LOC	10,000	10,000
	District of Columbia Revenue (Georgetown
	University) VRDO	0.680%	2/7/17 LOC	33,050	33,050
	District of Columbia Revenue (MedStar Health,
	Inc.) VRDO	0.670%	2/7/17 LOC	11,250	11,250
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	0.660%	2/7/17 LOC	33,490	33,490
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	0.690%	2/7/17	11,870	11,870
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	0.700%	2/7/17	6,190	6,190
	District of Columbia Water & Sewer Authority
	Public Utility Revenue VRDO	0.650%	2/7/17	10,000	10,000
	Metropolitan Washington DC/VA Airports
	Authority Airport System Revenue VRDO	0.670%	2/7/17 LOC	32,910	32,910
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue CP	0.770%	3/3/17 LOC	15,000	15,000
					201,630
Florida (3.8%)
1	Broward County FL Water & Sewer Utility
	Revenue TOB VRDO	0.690%	2/7/17	11,330	11,330
	Florida Board of Education Public Education
	Capital Outlay GO	5.000%	6/1/17	7,245	7,344
	Florida Board of Education Public Education
	Capital Outlay GO	5.000%	6/1/17	3,070	3,112
1	Florida Board of Education Public Education
	Capital Outlay GO TOB VRDO	0.710%	2/7/17	8,000	8,000
1	Florida Board of Education Public Education GO
	TOB VRDO	0.690%	2/7/17	15,135	15,135
1	Florida Department of Management Services
	COP TOB VRDO	0.690%	2/7/17	6,960	6,960

Florida Keys Aqueduct Authority Water Revenue
VRDO	0.650%	2/7/17 LOC	35,975	35,975
1 Greater Orlando Aviation Authority Florida
Airport Facilities Revenue TOB VRDO	0.690%	2/7/17	12,000	12,000
Jacksonville FL Electric Authority Electric
System Revenue CP	0.800%	2/23/17	30,965	30,965
Jacksonville FL Electric Authority Electric
System Revenue CP	0.780%	3/9/17	27,200	27,200
Jacksonville FL Electric Authority Electric
System Revenue CP	0.780%	3/16/17	12,800	12,800
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.660%	2/7/17	8,000	8,000
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.670%	2/7/17	4,840	4,840
1 Jacksonville FL Special Revenue TOB VRDO	0.690%	2/7/17	3,900	3,900
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.710%	2/7/17 LOC	4,900	4,900
1 Miami Beach FL Resort Tax Revenue TOB
VRDO	0.700%	2/7/17	10,000	10,000
1 Miami Beach FL Resort Tax Revenue TOB
VRDO	0.710%	2/7/17	3,750	3,750
1 Miami-County FL Transit Sales Surtax Revenue
TOB VRDO	0.700%	2/7/17	7,600	7,600
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	0.690%	2/7/17	25,940	25,940
1 Miami-Dade County FL School Board COP TOB
VRDO	0.740%	2/7/17 (Prere.)	20,000	20,000
Miami-Dade County FL Seaport Revenue VRDO	0.670%	2/7/17 LOC	112,120	112,120
North Broward FL Hospital District Revenue
VRDO	0.670%	2/7/17 LOC	77,765	77,765
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System) VRDO	0.660%	2/7/17 LOC	4,240	4,240
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)
VRDO	0.660%	2/7/17 LOC	16,375	16,375
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)
VRDO	0.680%	2/7/17 LOC	15,250	15,250
1 Orange County FL Sales Tax Revenue TOB
VRDO	0.690%	2/7/17	10,230	10,230
1 Orange County FL School Board COP TOB
VRDO	0.730%	2/7/17	19,070	19,070
1 Orange County FL Tourist Development
Revenue TOB VRDO	0.710%	2/7/17	16,665	16,665
Palm Beach County FL Revenue (Children's
Home Society Project) VRDO	0.730%	2/7/17 LOC	10,535	10,535
Palm Beach County FL Revenue (Community
Foundation Palm Beach Project) VRDO	0.750%	2/7/17 LOC	6,200	6,200
Pinellas County FL School District TAN	2.000%	6/30/17	59,100	59,381
1 Tampa Bay FL Water Utility System Revenue
TOB VRDO	0.710%	2/7/17	8,960	8,960
Tampa FL Health System Revenue (BayCare
Health System)	0.960%	8/29/17	13,500	13,500
1 Tampa Health System Revenue TOB VRDO	0.690%	2/7/17	4,800	4,800

1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	0.690%	2/7/17	10,530	10,530
				645,372
Georgia (1.4%)
1 Atlanta GA Water & Wastewater Revenue TOB
VRDO	0.690%	2/7/17	23,865	23,865
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project) VRDO	0.700%	2/7/17 LOC	30,300	30,300
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.670%	2/7/17 LOC	7,100	7,100
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.670%	2/7/17 LOC	25,000	25,000
1 DeKalb County GA Water & Sewer Revenue
TOB VRDO	0.690%	2/7/17	11,990	11,990
1 DeKalb County GA Water & Sewer Revenue
TOB VRDO	0.710%	2/7/17	9,100	9,100
1 Fulton County GA GO TOB PUT	0.730%	2/2/17	12,380	12,380
1 Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)
TOB VRDO	0.690%	2/7/17	22,835	22,835
Fulton County GA Development Authority
Revenue (Shepherd Center Inc. Project)
VRDO	0.680%	2/7/17 LOC	51,200	51,200
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.690%	2/7/17	5,635	5,635
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.630%	2/7/17	28,400	28,400
				227,805
Hawaii (0.4%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Queens Health System)
PUT	1.110%	8/29/17	19,225	19,225
Hawaii Department of Budget & Finance Special
Purpose Revenue (Queens Health System)
PUT	1.110%	8/29/17	41,480	41,480
				60,705
Idaho (0.5%)
Idaho Building Authority Revenue (Prison
Facilities Project) VRDO	0.670%	2/7/17	29,245	29,245
Idaho TAN	2.000%	6/30/17	56,200	56,490
				85,735
Illinois (5.1%)
Channahon IL Revenue (Morris Hospital) VRDO	0.670%	2/7/17 LOC	4,345	4,345
Channahon IL Revenue (Morris Hospital) VRDO	0.670%	2/7/17 LOC	4,375	4,375
Channahon IL Revenue (Morris Hospital) VRDO	0.670%	2/7/17 LOC	4,775	4,775
Channahon IL Revenue (Morris Hospital) VRDO	0.670%	2/7/17 LOC	3,810	3,810
Channahon IL Revenue (Morris Hospital) VRDO	0.670%	2/7/17 LOC	6,320	6,320
1 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	0.740%	2/7/17	12,000	12,000
Chicago IL Midway Airport Revenue VRDO	0.710%	2/7/17 LOC	8,700	8,700
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.810%	2/7/17 (Prere.)	9,300	9,300
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.810%	2/7/17 (Prere.)	21,135	21,135

Illinois Development Finance Authority Revenue
(American College of Surgeons) VRDO	0.660%	2/7/17 LOC	22,382	22,382
Illinois Development Finance Authority Revenue
(Chicago Horticultural Society) VRDO	0.750%	2/7/17 LOC	16,000	16,000
Illinois Development Finance Authority Revenue
(McCormick Theological Seminary) VRDO	0.660%	2/7/17 LOC	22,435	22,435
Illinois Educational Facilities Authority (Pooled
Financing Program) CP	0.940%	2/7/17 LOC	21,143	21,143
Illinois Educational Facilities Authority (Pooled
Financing Program) CP	0.790%	4/3/17 LOC	20,655	20,655
Illinois Educational Facilities Authority (Pooled
Financing Program) CP	0.790%	4/6/17 LOC	34,065	34,065
Illinois Educational Facilities Authority (Pooled
Financing Program) CP	0.780%	4/10/17 LOC	5,000	5,000
Illinois Educational Facilities Authority Revenue
(Columbia College Chicago) VRDO	0.640%	2/7/17 LOC	15,750	15,750
1 Illinois Educational Facilities Authority Revenue
(University of Chicago) TOB VRDO	0.690%	2/7/17	5,200	5,200
Illinois Educational Facilities Authority Revenue
(University of Chicago) VRDO	0.650%	2/7/17	2,893	2,893
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	0.700%	7/25/17	3,000	3,000
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	0.960%	8/29/17	6,500	6,500
1 Illinois Finance Authority Revenue (Advocate
Health Care Network) TOB VRDO	0.690%	2/7/17	54,130	54,130
1 Illinois Finance Authority Revenue (Advocate
Health Care Network) TOB VRDO	0.690%	2/7/17	2,250	2,250
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.640%	2/7/17	54,440	54,440
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.650%	2/7/17 LOC	28,385	28,385
1 Illinois Finance Authority Revenue (Central
DuPage Health) TOB VRDO	0.690%	2/7/17	13,125	13,125
Illinois Finance Authority Revenue (Chicago
Horticulture Project) VRDO	0.750%	2/7/17 LOC	24,000	24,000
Illinois Finance Authority Revenue (Edward
Hospital) VRDO	0.700%	2/7/17 LOC	25,885	25,885
Illinois Finance Authority Revenue (Evangelical
Project) VRDO	0.700%	2/7/17 LOC	8,215	8,215
Illinois Finance Authority Revenue (Illinois
College) VRDO	0.650%	2/7/17 LOC	5,690	5,690
1 Illinois Finance Authority Revenue (NorthShore
University Health System) TOB VRDO	0.690%	2/7/17	4,375	4,375
1 Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) TOB VRDO	0.690%	2/7/17	6,000	6,000
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.660%	2/7/17	13,405	13,405
Illinois Finance Authority Revenue (Trinity
International University) VRDO	0.660%	2/7/17 LOC	9,890	9,890
1 Illinois Finance Authority Revenue (University of
Chicago Medical Center) TOB VRDO	0.690%	2/7/17 (Prere.)	10,200	10,200
1 Illinois Finance Authority Revenue (University of
Chicago) TOB VRDO	0.710%	2/7/17	30,825	30,825
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.650%	2/7/17	15,900	15,900

Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.650%	2/7/17	14,334	14,334
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Hospital) VRDO	0.640%	2/7/17 LOC	50,000	50,000
Illinois Health Facilities Authority Revenue
(Evanston Hospital Corp.) VRDO	0.660%	2/7/17	22,270	22,270
Illinois Housing Development Authority Revenue
(Lakeshore Plaza) VRDO	0.660%	2/7/17	23,070	23,070
Illinois Housing Development Authority Revenue
(Larkin Village) VRDO	0.690%	2/7/17	11,290	11,290
1 Illinois Toll Highway Authority Revenue TOB
VRDO	0.710%	2/7/17	3,100	3,100
Illinois Toll Highway Authority Revenue VRDO	0.670%	2/7/17	62,305	62,305
Illinois Toll Highway Authority Revenue VRDO	0.700%	2/7/17 LOC	63,200	63,200
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.690%	2/7/17	8,995	8,995
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.690%	2/7/17	20,675	20,675
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.760%	2/7/17	30,565	30,565
				866,302
Indiana (1.5%)
DeKalb County IN Economic Development
Revenue (New Process Steel, LP Project)
VRDO	0.740%	2/7/17 LOC	5,000	5,000
Indiana Bond Bank Advanced Funding Program
Revenue	2.000%	1/3/18	5,720	5,745
Indiana Bond Bank Advanced Funding Program
Revenue	3.000%	1/3/18	15,000	15,266
Indiana Finance Authority Environmental
Improvement Revenue (Ispat Inland Inc.
Project) VRDO	0.730%	2/7/17 LOC	33,140	33,140
1 Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) TOB VRDO	0.700%	2/7/17	2,500	2,500
1 Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
TOB VRDO	0.710%	2/7/17	12,000	12,000
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.650%	2/7/17 LOC	18,005	18,005
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.660%	2/7/17 LOC	7,315	7,315
Indiana Finance Authority Midwestern Disaster
Relief Revenue (Ohio Valley Electric Corp.
Project) VRDO	0.650%	2/7/17 LOC	20,100	20,100
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.680%	2/7/17	44,800	44,800
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.680%	2/7/17	26,825	26,825
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Indiana
University Health Obligated Group) VRDO	0.630%	2/7/17 LOC	4,000	4,000
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Indiana
University Health Obligated Group) VRDO	0.630%	2/7/17 LOC	9,075	9,075
Indiana Municipal Power Agency Revenue
VRDO	0.670%	2/7/17 LOC	350	350

1 Indianapolis IN Local Public Improvement Bond
Bank Revenue TOB VRDO	0.860%	2/7/17	13,360	13,360
Lawrenceburg IN Pollution Control Revenue
VRDO	0.680%	2/7/17 LOC	5,500	5,500
1 Wayne Township Marion County IN School
Building Corp. Mortgage Revenue TOB VRDO	0.670%	2/7/17 LOC	30,170	30,170
				253,151
Iowa (0.2%)
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.660%	2/7/17	20,000	20,000
1 Iowa Special Obligation Revenue (Ijobs
Program) TOB VRDO	0.740%	2/7/17 (Prere.)	8,500	8,500
				28,500
Kansas (0.5%)
1 Kansas Department of Transportation Highway
Revenue TOB VRDO	0.690%	2/7/17	1,600	1,600
1 Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	0.690%	2/7/17	9,225	9,225
1 Wyandotte County KS Unified School District
No. 500 GO TOB VRDO	0.740%	2/7/17	5,105	5,105
1 Wyandotte County KS Unified School District
No. 500 GO TOB VRDO	0.740%	2/7/17	12,400	12,400
Wyandotte County/Kansas City KS Unified
Government GO	1.000%	3/1/17	60,470	60,470
				88,800
Kentucky (0.2%)
Kentucky Economic Development Finance
Authority Hospital Facilities Revenue (St.
Elizabeth Medical Center Inc.) VRDO	0.660%	2/7/17	17,900	17,900
1 Kentucky Infrastructure Authority Wastewater &
Drinking Water Revenue TOB VRDO	0.720%	2/7/17	7,190	7,190
1 Louisville & Jefferson County KY Metropolitan
Government Parking Revenue TOB VRDO	0.690%	2/7/17	6,130	6,130
				31,220
Louisiana (0.6%)
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health) VRDO	0.670%	2/7/17 LOC	19,310	19,310
St. James Parish LA Revenue (NuStar Logistics
LP Project) VRDO	0.670%	2/7/17 LOC	55,440	55,440
St. James Parish LA Revenue (Nustar Logistics
LP Project) VRDO	0.690%	2/7/17 LOC	34,300	34,300
				109,050
Maine (0.0%)
1 Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) TOB
VRDO	0.710%	2/7/17	6,760	6,760

Maryland (1.1%)
1 Baltimore MD GO TOB VRDO	0.690%	2/7/17	7,500	7,500
1 Baltimore MD Project Revenue TOB VRDO	0.690%	2/7/17	6,665	6,665
1 BlackRock Maryland Municipal Bond Trust
VRDO	0.790%	2/7/17 LOC	9,800	9,800
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.740%	2/7/17	2,880	2,880

1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System) TOB VRDO	0.690%	2/7/17	6,665	6,665
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
TOB VRDO	0.690%	2/7/17	10,465	10,465
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.660%	2/7/17 LOC	58,865	58,865
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.730%	2/7/17	5,000	5,000
Montgomery County MD GO CP	0.840%	3/14/17	35,200	35,200
Montgomery County MD GO CP	0.810%	4/6/17	17,300	17,300
Washington MD Suburban Sanitary Commission
BAN VRDO	0.670%	2/7/17	21,000	21,000
Washington MD Suburban Sanitary Commission
GO	2.000%	6/1/17	6,425	6,449
				187,789
Massachusetts (2.8%)
Massachusetts Bay Transportation Authority
General Transportation Revenue VRDO	0.650%	2/7/17	21,915	21,915
Massachusetts Bay Transportation Authority
Sales Tax Revenue PUT	0.960%	8/29/17	8,220	8,220
Massachusetts Development Finance Agency
Revenue (Cushing Academy Issue) VRDO	0.710%	2/7/17 LOC	17,630	17,630
1 Massachusetts Development Finance Agency
Revenue (Partners Healthcare) TOB VRDO	0.690%	2/7/17	2,000	2,000
Massachusetts GO	2.000%	4/24/17	20,000	20,051
Massachusetts GO	2.000%	5/22/17	94,825	95,200
Massachusetts GO	2.000%	6/26/17	77,400	77,797
Massachusetts GO	4.000%	8/1/17	5,645	5,730
1 Massachusetts GO TOB VRDO	0.670%	2/1/17 LOC	14,800	14,800
1 Massachusetts GO TOB VRDO	0.690%	2/7/17	3,750	3,750
1 Massachusetts GO TOB VRDO	0.700%	2/7/17	3,750	3,750
1 Massachusetts GO TOB VRDO	0.700%	2/7/17	3,335	3,335
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.640%	2/7/17	42,730	42,730
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.640%	2/7/17	4,800	4,800
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.670%	2/7/17	7,400	7,400
Massachusetts Health & Educational Facilities
Authority Revenue (Pool Loan Program)
VRDO	0.670%	2/7/17 LOC	8,700	8,700
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.690%	2/7/17	5,000	5,000
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.690%	2/7/17	2,300	2,300
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.700%	2/7/17	4,125	4,125
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.690%	2/7/17	5,000	5,000
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.690%	2/7/17	7,500	7,500

Massachusetts Water Resources Authority
Revenue VRDO	0.660%	2/7/17	39,020	39,020
Massachusetts Water Resources Authority
Revenue VRDO	0.660%	2/7/17	8,300	8,300
University of Massachusetts Building Authority
Revenue PUT	0.960%	8/29/17	61,935	61,935
				470,988
Michigan (3.1%)
Grand Rapids MI Public Schools GO	4.500%	5/1/17 (Prere.)	21,800	21,995
Kent Hospital Finance Authority Michigan
Revenue (Spectrum Health System) PUT	0.910%	8/29/17	26,255	26,255
1 Michigan Building Authority Revenue TOB
VRDO	0.760%	2/7/17	8,500	8,500
1 Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group) TOB
VRDO	0.680%	2/7/17 LOC	15,000	15,000
Michigan Higher Education Facilities Authority
Revenue (Albion College Project) VRDO	0.650%	2/7/17 LOC	4,765	4,765
1 Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) TOB VRDO	0.690%	2/7/17	4,475	4,475
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) VRDO	0.620%	2/7/17	44,605	44,605
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) VRDO	0.680%	2/7/17	10,000	10,000
Michigan Housing Development Authority Rental
Housing Revenue VRDO	0.710%	2/7/17	55,220	55,220
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.670%	2/7/17	63,350	63,350
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.680%	2/7/17	114,140	114,140
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.710%	2/7/17	59,450	59,450
Michigan State University Board of Trustees
General Revenue VRDO	0.650%	2/7/17	32,200	32,200
Michigan State University Board of Trustees
General Revenue VRDO	0.650%	2/7/17	35,800	35,800
Michigan State University Board of Trustees
General Revenue VRDO	0.650%	2/7/17	13,095	13,095
Michigan State University Revenue CP	0.720%	2/2/17	5,405	5,405
Oakland University of Michigan Revenue VRDO	0.670%	2/7/17 LOC	6,800	6,800
1 University of Michigan Revenue TOB VRDO	0.690%	2/7/17	6,190	6,190
1 University of Michigan Revenue TOB VRDO	0.690%	2/7/17	1,400	1,400
				528,645
Minnesota (0.7%)
1 Minneapolis MN Health Care System Revenue
(Fairview Health Services) TOB VRDO	0.680%	2/7/17 LOC	60,000	60,000
1 Minnesota GO TOB VRDO	0.690%	2/7/17	3,510	3,510
Minnesota Housing Finance Agency Residential
Housing Revenue VRDO	0.650%	2/7/17	4,500	4,500
Minnesota Housing Finance Agency Residential
Housing Revenue VRDO	0.680%	2/7/17	25,475	25,475
Minnesota Housing Finance Agency Residential
Housing Revenue VRDO	0.680%	2/7/17	10,600	10,600
St. Paul MN Housing & Redevelopment
Authority Revenue (Highland Ridge Project)
VRDO	0.660%	2/7/17 LOC	5,250	5,250

1	Western Minnesota Municipal Power Agency
	Revenue TOB VRDO	0.690%	2/7/17	6,665	6,665
					116,000
Mississippi (0.6%)
	Mississippi Business Finance Corp. Gulf
	Opportunity Zone Industrial Development
	Revenue (Chevron USA Inc. Project) VRDO	0.690%	2/7/17	50,000	50,000
	Mississippi Business Finance Corp. Gulf
	Opportunity Zone Industrial Development
	Revenue (Chevron USA Inc. Project) VRDO	0.690%	2/7/17	13,000	13,000
	Mississippi Hospital Equipment & Facilities
	Authority Revenue (North Mississippi Health
	Services) VRDO	0.660%	2/7/17	21,800	21,800
	Mississippi Hospital Equipment & Facilities
	Authority Revenue (North Mississippi Health
	Services) VRDO	0.660%	2/7/17	16,450	16,450
					101,250
Missouri (2.7%)
	Missouri Health & Education Facilities Authority
	Health Facilities CP	0.720%	2/7/17	25,000	25,000
	Missouri Health & Educational Facilities
	Authority Health Facilities CP	0.720%	2/7/17	30,000	30,000
1	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (BJC
	Health System) TOB VRDO	0.690%	2/7/17	7,500	7,500
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (BJC
	Health System) VRDO	0.630%	2/7/17	77,900	77,900
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (BJC
	Health System) VRDO	0.630%	2/7/17	66,625	66,625
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (BJC
	Health System) VRDO	0.630%	2/7/17	79,800	79,800
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (BJC
	Health System) VRDO	0.640%	2/7/17	55,000	55,000
	Missouri Health & Educational Facilities
	Authority Health Facilities Revenue (BJC
	Health System) VRDO	0.640%	2/7/17	39,925	39,925
1	Missouri Health & Educational Facilities
	Authority Revenue (Washington University)
	TOB VRDO	0.690%	2/7/17	22,695	22,695
1	Missouri Health & Educational Facilities
	Authority Revenue (Washington University)
	TOB VRDO	0.690%	2/7/17	5,570	5,570
	St. Louis County MO TAN	2.000%	4/1/17	31,740	31,810
	St. Louis MO General Fund Revenue	2.000%	6/1/17	9,500	9,537
1	St. Louis MO Sewer & Wastewater Revenue
	TOB VRDO	0.690%	2/7/17	1,670	1,670
1	St. Louis MO Sewer & Wastewater Revenue
	TOB VRDO	0.690%	2/7/17	2,670	2,670
					455,702
Multiple States (11.6%)
1,3 Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.660%	2/7/17 LOC	143,613	143,613

1,3 Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.670%	2/7/17 LOC	328,195	328,195
3	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.670%	2/7/17 LOC	14,480	14,480
3	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.670%	2/7/17 LOC	11,290	11,290
3	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.670%	2/7/17 LOC	10,470	10,470
3	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.690%	2/7/17 LOC	56,420	56,420
1,3 Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.690%	2/7/17 LOC	31,935	31,935
1	Nuveen AMT-Free Quality Municipal Income
	Fund VRDP VRDO	0.750%	2/7/17 LOC	101,300	101,300
1	Nuveen AMT-Free Quality Municipal Income
	Fund VRDP VRDO	0.780%	2/7/17 LOC	94,000	94,000
1	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	0.760%	2/7/17 LOC	125,600	125,600
1	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	0.760%	2/7/17 LOC	84,800	84,800
1	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	0.760%	2/7/17	148,900	148,900
1	Nuveen Enhanced Municipal Credit
	Opportunities Fund VRDP VRDO	0.800%	2/7/17 LOC	94,700	94,700
1	Nuveen Enhanced Municipal Credit
	Opportunities Fund VRDP VRDO	0.810%	2/7/17 LOC	180,000	180,000
1	Nuveen Enhanced Municipal Credit
	Opportunities Fund VRDP VRDO	0.810%	2/7/17 LOC	176,400	176,400
1	Nuveen Quality Municipal Income Fund VRDP
	VRDO	0.820%	2/7/17 LOC	103,000	103,000
1	Nuveen Quality Municipal Income Fund VRDP
	VRDO	0.820%	2/7/17 LOC	92,400	92,400
1	Nuveen Quality Municipal Income Fund VRDP
	VRDO	0.820%	2/7/17 LOC	100,000	100,000
1	Western Asset Managed Municipals Fund Inc.
	VRDP VRDO	0.790%	2/7/17 LOC	39,575	39,575
1	Western Asset Municipal Partners Fund Inc.
	VRDP VRDO	0.790%	2/7/17 LOC	25,100	25,100
					1,962,178
Nebraska (1.7%)
1	Douglas County NE Hospital Authority No. 3
	Health Facilities Revenue (Nebraska
	Methodist Health System) TOB VRDO	0.690%	2/7/17 (13)	10,060	10,060
	Lincoln NE Electric System Revenue CP	0.800%	4/4/17	22,750	22,750
1	Nebraska Investment Finance Authority
	Multifamily Housing Revenue (Riverbend
	Apartments Project) VRDO	0.700%	2/7/17 LOC	5,520	5,520
	Nebraska Investment Finance Authority Single
	Family Housing Revenue VRDO	0.640%	2/7/17	101,350	101,350
1	Nebraska Public Power Agency Revenue TOB
	VRDO	0.710%	2/7/17 (13)	27,500	27,500
1	Nebraska Public Power Generation Agency
	Revenue (Whelan Energy Center Unit 2) TOB
	VRDO	0.710%	2/7/17 (13)	76,870	76,870

1 Omaha NE Public Power District Separate
Electric Revenue TOB VRDO	0.690%	2/7/17 (13)	34,610	34,610
				278,660
Nevada (1.9%)
Clark County NV Airport Improvement Revenue
VRDO	0.650%	2/7/17 LOC	4,050	4,050
Clark County NV Economic Development
Revenue (Opportunity Village Foundation
Project) VRDO	0.660%	2/7/17 LOC	16,400	16,400
1 Clark County NV Water Reclamation District GO
TOB VRDO	0.690%	2/7/17	14,805	14,805
1 Las Vegas NV GO TOB VRDO	0.690%	2/7/17	8,330	8,330
1 Las Vegas NV GO TOB VRDO	0.720%	2/7/17	10,850	10,850
Las Vegas Valley Water District Nevada GO CP	0.800%	2/1/17	25,760	25,760
Las Vegas Valley Water District Nevada GO CP	0.780%	2/6/17	35,500	35,500
Las Vegas Valley Water District Nevada GO CP	0.850%	2/7/17	38,000	38,000
Las Vegas Valley Water District Nevada GO CP	0.950%	2/8/17	17,800	17,800
Las Vegas Valley Water District Nevada GO CP	0.720%	2/9/17	22,540	22,540
Las Vegas Valley Water District Nevada GO CP	0.730%	2/10/17	22,000	22,000
Las Vegas Valley Water District Nevada GO CP	0.760%	2/16/17	22,000	22,000
1 Las Vegas Valley Water District Nevada GO
TOB VRDO	0.690%	2/7/17	16,500	16,500
1 Las Vegas Valley Water District Nevada GO
TOB VRDO	0.700%	2/7/17	22,475	22,475
1 Las Vegas Valley Water District Nevada GO
TOB VRDO	0.700%	2/7/17	7,185	7,185
1 Nevada Capital Improvement & Cultural Affairs
GO TOB VRDO	0.690%	2/7/17	9,510	9,510
1 Nevada GO TOB VRDO	0.700%	2/7/17	12,150	12,150
Nevada Housing Division Multi-Unit Housing
Revenue (City Center Project) VRDO	0.810%	2/7/17 LOC	7,440	7,440
				313,295
New Hampshire (0.1%)
1 New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College) TOB
VRDO	0.690%	2/7/17	8,000	8,000
1 New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College) TOB
VRDO	0.720%	2/7/17	13,225	13,225
				21,225
New Jersey (3.0%)
Burlington County NJ BAN	2.000%	5/16/17	17,000	17,053
Burlington County NJ Bridge Commission
Revenue	2.000%	11/16/17	7,500	7,568
Burlington Township NJ GO	2.000%	10/5/17	6,574	6,611
Cherry Hill Township NJ BAN	2.000%	10/18/17	21,253	21,395
Cliffside Park NJ BAN	2.000%	7/21/17	4,870	4,899
Clifton NJ BAN	2.000%	10/10/17	17,983	18,111
East Hanover Township NJ BAN	2.000%	8/18/17	8,443	8,499
Fort Lee NJ BAN	2.000%	11/10/17	4,290	4,327
Hudson County NJ BAN	2.500%	12/14/17	39,000	39,434
Hudson County NJ Improvement Authority
Essential Purpose Pooled Governmental Loan
Revenue VRDO	0.630%	2/7/17 LOC	4,900	4,900
Hudson County NJ Improvement Authority
Pooled Revenue	2.250%	4/19/17	5,550	5,568

Hudson County NJ Improvement Authority
Pooled Revenue	2.000%	11/1/17	5,340	5,384
Mercer County NJ BAN	2.000%	8/30/17	18,700	18,814
Monroe Township NJ BAN	2.000%	8/3/17	17,528	17,636
Moorestown Township NJ BAN	2.000%	8/31/17	4,950	4,985
Mount Laurel Township NJ BAN	1.500%	3/8/17	4,355	4,358
Mount Laurel Township NJ BAN	2.000%	3/8/17	4,880	4,886
New Jersey Economic Development Authority
Industrial Development Revenue (Ocean
Spray Cranberries Inc. Project) VRDO	0.790%	2/7/17 LOC	8,000	8,000
New Jersey Educational Facilities Authority
Revenue (Centenary College) VRDO	0.640%	2/7/17 LOC	1,000	1,000
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.640%	2/7/17 LOC	3,200	3,200
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.640%	2/7/17 LOC	3,900	3,900
1 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	0.730%	2/7/17 LOC	4,700	4,700
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue
(Lincoln Towers Project) PUT	1.300%	10/16/17	26,000	26,000
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.650%	2/7/17 LOC	15,050	15,050
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.680%	2/7/17 LOC	2,600	2,600
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.660%	2/7/17	18,600	18,600
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.670%	2/7/17	54,640	54,640
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.680%	2/7/17	58,325	58,325
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.710%	2/7/17	3,500	3,500
North Bergen Township NJ BAN	2.000%	3/31/17	22,435	22,478
Paramus Borough NJ BAN	2.000%	2/17/17	13,988	13,996
Parsippany-Troy Hills Township NJ BAN	2.000%	9/21/17	45,255	45,590
Pequannock Township NJ BAN	2.000%	4/28/17	3,900	3,909
Secaucus NJ BAN	2.000%	8/10/17	4,615	4,644
Somerset County NJ BAN	2.000%	9/20/17	7,252	7,305
Sussex County NJ BAN	2.250%	6/28/17	4,295	4,321
West Milford NJ Township BAN	2.000%	9/22/17	10,189	10,258
				506,444
New Mexico (1.0%)
1 New Mexico Educational Assistance Foundation
Revenue TOB VRDO	0.720%	2/7/17	39,395	39,395
New Mexico Finance Authority Transportation
Revenue VRDO	0.650%	2/7/17 LOC	3,850	3,850
1 New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) TOB VRDO	0.690%	2/7/17 (Prere.)	6,660	6,660
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.660%	2/7/17	21,990	21,990

New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.670%	2/7/17	62,005	62,005
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.670%	2/7/17	33,115	33,115
				167,015
New York (11.2%)
Commack NY Union Free School District TAN	2.000%	6/27/17	12,500	12,551
Connetquot NY Central School District BAN	2.000%	9/1/17	10,486	10,562
Connetquot NY Central School District TAN	2.000%	6/27/17	13,500	13,572
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.690%	2/7/17	20,250	20,250
Grand Island NY BAN	2.000%	10/12/17	8,306	8,361
Half Hollow Hills NY Central School District TAN	2.000%	6/27/17	20,000	20,088
Hauppauge NY Union Free School District TAN	1.500%	6/23/17	7,250	7,269
Huntington NY Union Free School District TAN	2.000%	6/23/17	9,000	9,038
Lindenhurst NY Union Free School District TAN	2.000%	6/22/17	9,500	9,536
1 New York City NY GO TOB VRDO	0.690%	2/7/17	8,250	8,250
1 New York City NY GO TOB VRDO	0.700%	2/7/17	23,090	23,090
New York City NY GO VRDO	0.630%	2/1/17	4,400	4,400
New York City NY GO VRDO	0.630%	2/1/17	16,340	16,340
New York City NY GO VRDO	0.630%	2/1/17	6,800	6,800
New York City NY GO VRDO	0.630%	2/1/17	16,800	16,800
New York City NY GO VRDO	0.640%	2/7/17 LOC	45,300	45,300
New York City NY GO VRDO	0.650%	2/7/17 LOC	11,700	11,700
New York City NY GO VRDO	0.660%	2/7/17 LOC	14,465	14,465
New York City NY GO VRDO	0.670%	2/7/17 LOC	43,550	43,550
New York City NY GO VRDO	0.680%	2/7/17 LOC	8,170	8,170
New York City NY GO VRDO	0.680%	2/7/17 LOC	53,280	53,280
New York City NY GO VRDO	0.680%	2/7/17 LOC	15,060	15,060
New York City NY GO VRDO	0.700%	2/7/17 LOC	10,915	10,915
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.710%	2/7/17 LOC	8,835	8,835
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.660%	2/7/17 LOC	18,000	18,000
New York City NY Housing Development Corp.
Multi-Family Housing Revenue VRDO	0.700%	2/7/17	35,840	35,840
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Bruckner by
the Bridge) VRDO	0.670%	2/7/17 LOC	11,900	11,900
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Elliot
Chelsea Development) VRDO	0.700%	2/7/17 LOC	12,925	12,925
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (West 26th
Street Development) VRDO	0.700%	2/7/17 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.660%	2/7/17	103,200	103,200
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.660%	2/7/17 LOC	25,200	25,200

New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Lexington Courts) VRDO	0.690%	2/7/17 LOC	8,200	8,200
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (The
Balton) VRDO	0.720%	2/7/17 LOC	8,300	8,300
New York City NY Housing Finance Agency
Revenue (211 North End Avenue) VRDO	0.660%	2/7/17 LOC	21,400	21,400
New York City NY Housing Finance Agency
Revenue (900 Eighth Avenue) VRDO	0.690%	2/7/17 LOC	34,000	34,000
New York City NY Industrial Development
Agency Special Facility Revenue (New York
Stock Exchange Project) VRDO	0.680%	2/7/17 LOC	5,000	5,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.690%	2/7/17	5,000	5,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.690%	2/7/17	1,505	1,505
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.720%	2/7/17	16,800	16,800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.620%	2/1/17	3,770	3,770
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.620%	2/1/17	11,900	11,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.620%	2/1/17	5,600	5,600
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.620%	2/1/17	5,200	5,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.630%	2/1/17	5,300	5,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.630%	2/1/17	8,450	8,450
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.640%	2/1/17	5,950	5,950
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.630%	2/7/17	30,670	30,670
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.650%	2/7/17	18,100	18,100
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.660%	2/7/17	6,000	6,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.660%	2/7/17	7,000	7,000

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.670%	2/7/17	48,000	48,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.700%	2/7/17	24,820	24,820
1 New York City NY Municipal Water Finance
Authority Water and Sewer System Revenue
TOB VRDO	0.710%	2/7/17	6,800	6,800
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.690%	2/7/17	10,535	10,535
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.700%	2/7/17	31,500	31,500
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.690%	2/7/17	6,200	6,200
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.690%	2/7/17	1,500	1,500
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.620%	2/1/17	8,300	8,300
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.630%	2/7/17	102,700	102,700
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.670%	2/7/17	3,300	3,300
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.650%	2/7/17	8,000	8,000
1 New York Liberty Development Corp. Revenue
(Bank of America Tower at One Bryant Park
Project) TOB VRDO	0.690%	2/7/17	9,000	9,000
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.710%	2/7/17	22,200	22,200
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.660%	2/7/17 LOC	21,500	21,500
New York Metropolitan Transportation Authority
Revenue VRDO	0.620%	2/1/17 LOC	6,460	6,460
1 New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities) TOB VRDO	0.700%	2/7/17	5,820	5,820
New York State Dormitory Authority Revenue
(Blythedale Children's Hospital) VRDO	0.660%	2/7/17 LOC	22,400	22,400
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.680%	2/7/17 LOC	25,240	25,240
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.660%	2/7/17 LOC	4,725	4,725
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.690%	2/7/17	13,000	13,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.690%	2/7/17	5,000	5,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.690%	2/7/17	1,875	1,875
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.690%	2/7/17	6,425	6,425
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.660%	2/7/17	2,275	2,275
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.630%	2/7/17 LOC	17,655	17,655

1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	0.690%	2/7/17	3,640	3,640
New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.660%	2/7/17 LOC	71,400	71,400
New York State Housing Finance Agency
Housing Revenue (316 11th Avenue) VRDO	0.680%	2/7/17 LOC	20,000	20,000
New York State Housing Finance Agency
Housing Revenue (625 W 57th St) VRDO	0.680%	2/7/17 LOC	1,200	1,200
New York State Housing Finance Agency
Housing Revenue (855 6th Avenue) VRDO	0.660%	2/7/17 LOC	18,500	18,500
New York State Housing Finance Agency
Housing Revenue (Chelsea Apartments)
VRDO	0.620%	2/7/17 LOC	35,000	35,000
New York State Housing Finance Agency
Housing Revenue (Clinton Park Phase II)
VRDO	0.680%	2/7/17 LOC	37,000	37,000
New York State Housing Finance Agency
Housing Revenue (Dock Street) VRDO	0.670%	2/7/17 LOC	4,305	4,305
New York State Housing Finance Agency
Housing Revenue (Riverside Center 2) VRDO	0.680%	2/7/17 LOC	8,300	8,300
New York State Housing Finance Agency
Revenue (Clinton Park) VRDO	0.680%	2/7/17 LOC	6,700	6,700
New York State Housing Finance Agency
Revenue (Maestro West Chelsea Housing)
VRDO	0.680%	2/7/17 LOC	13,000	13,000
New York State Housing Finance Agency
Revenue (Service Contract) VRDO	0.710%	2/7/17 LOC	3,870	3,870
New York State Local Government Assistance
Corp. Revenue VRDO	0.660%	2/7/17	63,005	63,005
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.670%	2/7/17	25,000	25,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.690%	2/7/17	17,250	17,250
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.700%	2/7/17	35,000	35,000
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.660%	2/7/17 LOC	7,020	7,020
North Hempstead NY BAN	2.250%	4/4/17	7,500	7,518
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.750%	2/7/17 LOC	27,500	27,500
1 Nuveen New York Quality Municipal Fund VRDP
VRDO	0.800%	2/7/17 LOC	33,700	33,700
Pittsford NY Central School District BAN	2.000%	2/10/17	2,000	2,001
Port Authority of New York & New Jersey
Revenue CP	0.680%	2/22/17	24,560	24,560
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.690%	2/7/17	3,055	3,055
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.690%	2/7/17	1,220	1,220
Rensselaer County NY GO	2.000%	8/11/17	9,600	9,662
Smithtown NY Central School District TAN	1.500%	6/30/17	9,600	9,623
South Country NY Central School District TAN	2.000%	6/27/17	11,500	11,554
South Huntington NY Union Free School District
TAN	2.000%	6/27/17	6,000	6,026
Syosset NY Central School District TAN	1.500%	6/27/17	4,500	4,512

Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.660%	2/7/17 LOC	1,840	1,840
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.720%	2/7/17 LOC	70,395	70,395
Ulster County NY BAN	2.000%	11/22/17	6,955	7,016
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.690%	2/7/17	37,500	37,500
Westchester County NY GO	2.000%	12/15/17	25,000	25,186
				1,891,680
North Carolina (1.5%)
Board of Governors of the University of North
Carolina Revenue (University of North
Carolina Hospitals at Chapel Hill) VRDO	0.660%	2/7/17	37,620	37,620
Charlotte NC Airport Revenue VRDO	0.670%	2/7/17 LOC	2,900	2,900
1 Charlotte NC Water & Sewer System Revenue
TOB VRDO	0.690%	2/7/17	7,450	7,450
1 Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) TOB VRDO	0.690%	2/7/17	5,495	5,495
1 Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) TOB VRDO	0.740%	2/7/17	14,000	14,000
North Carolina Capital Facilities Finance Agency
(Duke University Project) CP	0.700%	2/2/17	5,865	5,865
North Carolina Capital Facilities Finance Agency
(Duke University Project) CP	0.760%	2/2/17	11,737	11,737
North Carolina Capital Facilities Finance Agency
(Duke University Project) CP	0.750%	3/2/17	4,662	4,662
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.690%	2/7/17	3,395	3,395
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.690%	2/7/17	2,285	2,285
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.690%	2/7/17 (Prere.)	2,495	2,495
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.700%	2/7/17 LOC	9,050	9,050
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.720%	2/7/17 LOC	10,910	10,910
North Carolina Medical Care Commission Health
Care Facilities Revenue (Lenoir Memorial
Hospital Project) VRDO	0.680%	2/7/17 LOC	15,200	15,200
North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) VRDO	0.690%	2/7/17 LOC	6,095	6,095
North Carolina Medical Care Commission
Hospital Revenue (Moses Cone Health
System) PUT	1.010%	8/29/17	21,555	21,555
1 North Carolina Revenue TOB VRDO	0.690%	2/7/17	2,900	2,900
Raleigh Durham NC Airport Authority Revenue
VRDO	0.650%	2/7/17 LOC	12,930	12,930
Raleigh NC Combined Enterprise System
Revenue VRDO	0.670%	2/7/17	20,805	20,805

Raleigh NC Combined Enterprise System
Revenue VRDO	0.670%	2/7/17	47,360	47,360
				244,709
North Dakota (0.1%)
North Dakota Housing Finance Agency Home
Mortgage Revenue VRDO	0.650%	2/7/17	19,950	19,950

Ohio (2.6%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.640%	2/1/17 LOC	2,000	2,000
1 American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) TOB
VRDO	0.810%	2/7/17 (Prere.)	10,495	10,495
Athens County OH Port Authority Housing
Revenue VRDO	0.670%	2/7/17 LOC	1,600	1,600
Avon Lake OH BAN	2.000%	7/12/17	25,496	25,637
Avon OH BAN	2.000%	9/7/17	6,500	6,544
Avon OH BAN	2.000%	1/24/18	1,250	1,259
Butler County OH Capital Funding Revenue
VRDO	0.650%	2/7/17 LOC	6,060	6,060
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.650%	2/7/17	21,400	21,400
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.650%	2/7/17	18,350	18,350
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.660%	2/7/17	5,750	5,750
Columbus OH Regional Airport Authority Airport
Revenue (Flight Safety International Inc.
Project) VRDO	0.680%	2/7/17 (13)	2,500	2,500
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.680%	2/7/17 LOC	3,655	3,655
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.680%	2/7/17 LOC	12,995	12,995
Columbus OH Regional Airport Authority Airport
Revenue (OASBO Expanded Asset Program)
VRDO	0.680%	2/7/17 LOC	17,245	17,245
Columbus OH Regional Airport Authority
Revenue (Pooled Financing Program) VRDO	0.680%	2/7/17 LOC	7,265	7,265
4 Deer Park OH City School District GO	2.000%	7/13/17	3,750	3,767
Deerfield Township OH BAN	1.200%	10/26/17	1,600	1,600
Fairborn OH BAN	1.250%	3/23/17	2,000	2,001
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.650%	2/7/17 LOC	12,445	12,445
1 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) TOB VRDO	0.700%	2/7/17	4,000	4,000
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.650%	2/7/17 LOC	4,495	4,495
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.620%	2/7/17	32,135	32,135

Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.650%	2/7/17	6,875	6,875
1 Hamilton County OH Sewer System Revenue
TOB VRDO	0.690%	2/7/17	3,000	3,000
Highland Heights OH BAN	2.000%	6/15/17	2,750	2,762
Huber Heights OH BAN	2.000%	6/1/17	9,063	9,097
Independence OH BAN	2.000%	4/13/17	3,000	3,007
Lakewood OH BAN	1.250%	4/4/17	1,600	1,602
Lorain County OH BAN	1.250%	11/9/17	2,500	2,507
Mason OH City School District BAN	2.000%	1/24/18	4,300	4,331
Middleburg Heights OH BAN	2.000%	7/25/17	1,240	1,246
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.670%	2/7/17 LOC	9,090	9,090
1 Northeast OH Regional Sewer District Revenue
(Wastewater Revenue Improvement) TOB
VRDO	0.690%	2/7/17	1,000	1,000
1 Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co. Project)
TOB VRDO	0.720%	2/7/17 (13)	7,400	7,400
Ohio Common Schools GO VRDO	0.640%	2/7/17	17,670	17,670
Ohio GO VRDO	0.710%	2/7/17	9,675	9,675
Ohio GO VRDO	0.710%	2/7/17	5,130	5,130
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.780%	3/7/17	30,000	30,000
1 Ohio Higher Educational Facility Commission
Revenue (University Hospitals Health System
Inc.) TOB VRDO	0.730%	2/7/17 (13)	2,640	2,640
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.690%	2/7/17	2,850	2,850
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.690%	2/7/17	10,995	10,995
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.650%	2/7/17	3,725	3,725
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.690%	2/7/17	9,215	9,215
Ohio Infrastructure Improvement GO VRDO	0.710%	2/7/17	2,905	2,905
Ohio State University General Receipts
Revenue CP	0.770%	2/16/17	16,630	16,630
Ohio State University General Receipts
Revenue CP	0.810%	3/2/17	15,990	15,990
1 Ohio State University General Receipts
Revenue TOB VRDO	0.720%	2/7/17	5,750	5,750
1 Ohio State University General Receipts
Revenue TOB VRDO	0.720%	2/7/17	5,750	5,750
Ohio State University General Receipts
Revenue VRDO	0.620%	2/7/17	11,725	11,725
Ohio State University General Receipts
Revenue VRDO	0.640%	2/7/17	8,500	8,500
1 Toledo OH Waterworks Revenue TOB VRDO	0.740%	2/7/17	2,700	2,700
Union County OH BAN	1.250%	3/29/17	1,900	1,902
Union Township OH BAN	1.250%	9/7/17	14,625	14,664
Winton Woods City OH School District GO	2.500%	7/27/17	3,000	3,019
				436,550

Oklahoma (0.2%)
1	Grand River Dam Authority Oklahoma Revenue
	TOB VRDO	0.700%	2/7/17 (13)	26,100	26,100
1	Oklahoma City OK Water Utilities Trust Water &
	Sewer Revenue TOB VRDO	0.720%	2/7/17	5,000	5,000
1	Oklahoma Turnpike Authority Revenue TOB
	VRDO	0.720%	2/7/17	8,000	8,000
					39,100
Oregon (0.9%)
	Oregon Facilities Authority Revenue
	(PeaceHealth) VRDO	0.670%	2/7/17 LOC	14,000	14,000
	Oregon Facilities Authority Revenue (Reed
	College Projects) VRDO	0.680%	2/7/17	38,535	38,535
	Oregon GO (Veterans Welfare) VRDO	0.650%	2/7/17	11,740	11,740
1	Oregon Housing & Community Service
	Department Single Family Mortgage Revenue
	TOB VRDO	0.740%	2/7/17	4,795	4,795
	Oregon Housing & Community Service
	Department Single Family Mortgage Revenue
	VRDO	0.670%	2/7/17	6,640	6,640
	Oregon Housing & Community Service
	Department Single Family Mortgage Revenue
	VRDO	0.700%	2/7/17	13,140	13,140
	Oregon Housing & Community Service
	Department Single Family Mortgage Revenue
	VRDO	0.740%	2/7/17	15,000	15,000
	Oregon TAN	2.000%	6/30/17	31,755	31,906
1,2 Portland OR Water System Revenue TOB PUT		0.960%	6/8/17	9,500	9,500
					145,256
Pennsylvania (1.4%)
	Allegheny County PA GO VRDO	0.650%	2/7/17 LOC	12,500	12,500
1	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	0.670%	2/1/17 LOC	25,200	25,200
	Bucks County PA Industrial Development
	Authority Hospital Revenue (Grand View
	Hospital) VRDO	0.630%	2/7/17 LOC	3,900	3,900
	Butler County PA General Authority Revenue
	(North Allegheny School District Project)
	VRDO	0.650%	2/7/17	4,585	4,585
	Delaware County PA Industrial Development
	Authority Airport Facilities Revenue (United
	Parcel Service Inc.) VRDO	0.630%	2/1/17	19,800	19,800
	Delaware County PA Industrial Development
	Authority Solid Waste Revenue (Scott Paper
	Co.) VRDO	0.700%	2/7/17	14,900	14,900
	Delaware County PA Industrial Development
	Authority Solid Waste Revenue (Scott Paper
	Co.) VRDO	0.700%	2/7/17	11,500	11,500
	Emmaus PA General Authority Revenue VRDO	0.660%	2/7/17 LOC	7,000	7,000
	Emmaus PA General Authority Revenue VRDO	0.660%	2/7/17 LOC	7,000	7,000
	Emmaus PA General Authority Revenue VRDO	0.660%	2/7/17 LOC	7,100	7,100
	Emmaus PA General Authority Revenue VRDO	0.680%	2/7/17 LOC	24,010	24,010
	Jackson PA Authority for Industrial Development
	Revenue (StoneRidge Retirement Living)
	VRDO	0.660%	2/7/17 LOC	10,000	10,000

	Pennsylvania Higher Educational Facilities
	Authority Revenue (Gwynedd Mercy College)
	VRDO	0.640%	2/7/17 LOC	3,850	3,850
1	Pennsylvania Higher Educational Facilities
	Authority Revenue (Presbyterian Medical
	Center) TOB VRDO	0.690%	2/7/17	7,200	7,200
1	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue TOB VRDO	0.690%	2/7/17	1,250	1,250
1	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue TOB VRDO	0.780%	2/7/17	3,875	3,875
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	0.670%	2/7/17	13,145	13,145
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	0.670%	2/7/17	17,280	17,280
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	0.680%	2/7/17	6,535	6,535
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	0.680%	2/7/17	900	900
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	0.680%	2/7/17	2,625	2,625
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	0.750%	2/7/17	13,910	13,910
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	0.750%	2/7/17	12,210	12,210
1	University of Pittsburgh PA Revenue TOB
	VRDO	0.690%	2/7/17 (Prere.)	7,500	7,500
					237,775
Rhode Island (0.2%)
	Rhode Island Health & Educational Building
	Corp. Higher Education Facilities Revenue
	(Brown University) VRDO	0.630%	2/7/17	26,280	26,280

South Carolina (1.4%)
1	Charleston SC Waterworks & Sewer Capital
	Improvement Revenue TOB VRDO	0.690%	2/7/17	3,000	3,000
1,2 Columbia SC Waterworks & Sewer System
	Revenue TOB PUT	0.730%	2/2/17	13,615	13,615
	Columbia SC Waterworks & Sewer System
	Revenue VRDO	0.670%	2/7/17 LOC	13,160	13,160
	Greenville County SC Hospital System Revenue
	VRDO	0.650%	2/7/17 LOC	8,895	8,895
	Greenville County SC School District GO	2.000%	6/1/17	84,800	85,139
1	Greenwood SC Metropolitan Sewer System
	Revenue TOB VRDO	0.760%	2/7/17 (Prere.)	5,625	5,625
	Lancaster County SC School District BAN	1.500%	3/15/17	25,000	25,024
	South Carolina Association of Governmental
	Organizations COP	2.000%	3/1/17	47,618	47,664
	South Carolina Educational Facilities Authority
	Revenue (Columbia College) VRDO	0.710%	2/7/17 LOC	4,000	4,000
	South Carolina Jobs Economic Development
	Authority Revenue (Bon Secours Health
	System) VRDO	0.670%	2/7/17 LOC	18,110	18,110
	South Carolina Jobs Economic Development
	Authority Revenue (Heathwood Hall Episcopal
	School) VRDO	0.640%	2/7/17 LOC	1,700	1,700

University of South Carolina School of Medicine
Educational Trust Healthcare Facilities
Revenue VRDO	0.640%	2/7/17 LOC	3,345	3,345
				229,277
South Dakota (0.2%)
South Dakota Health & Educational Facilities
Authority Revenue (Sioux Valley Hospital &
Health System) VRDO	0.680%	2/7/17 LOC	8,335	8,335
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.680%	2/7/17	22,000	22,000
				30,335
Tennessee (3.2%)
Blount County & Alcoa & Maryville TN Industrial
Development Board Revenue (Local
Government Public Improvement) VRDO	0.680%	2/7/17 LOC	7,875	7,875
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.680%	2/7/17 LOC	9,825	9,825
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.680%	2/7/17	16,600	16,600
1 Blount County TN Public Building Authority
Revenue TOB VRDO	0.670%	2/7/17 LOC(Prere.)	26,965	26,965
Metropolitan Government of Nashville &
Davidson County TN GO (Extendible) CP	0.820%	10/7/17	37,500	37,500
Metropolitan Government of Nashville &
Davidson County TN GO (Extendible) CP	0.820%	10/16/17	12,500	12,500
Metropolitan Government of Nashville &
Davidson County TN GO CP	0.810%	3/16/17 LOC	25,000	25,000
1 Metropolitan Government of Nashville &
Davidson County TN GO TOB VRDO	0.690%	2/7/17	7,500	7,500
1 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) TOB VRDO	0.690%	2/7/17	8,250	8,250
Montgomery County TN Public Building
Authority Pooled Financial Revenue
(Tennessee County Loan Pool) VRDO	0.690%	2/1/17 LOC	6,235	6,235
1 Rutherford County TN Health & Educational
Facilities Board Revenue (Ascension Health
Credit Group) TOB VRDO	0.690%	2/7/17	6,250	6,250
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.680%	2/7/17 LOC	12,500	12,500
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.680%	2/7/17	45,400	45,400
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.710%	2/7/17 LOC	34,080	34,080
Shelby County TN GO VRDO	0.670%	2/7/17	159,490	159,490
Tennessee GO CP	0.740%	2/8/17	15,600	15,600
Tennessee GO CP	0.740%	2/8/17	27,843	27,843
Tennessee GO CP	0.790%	3/6/17	30,000	30,000
Tennessee GO CP	0.790%	3/6/17	15,096	15,096
Tennessee GO CP	0.800%	4/4/17	23,354	23,354

1 Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)
TOB VRDO	0.690%	2/7/17	19,040	19,040
				546,903
Texas (9.1%)
Austin TX GO	2.000%	5/1/17	1,460	1,464
Austin TX GO	2.000%	9/1/17	1,555	1,566
Austin TX Water & Wastewater System
Revenue VRDO	0.670%	2/7/17 LOC	4,570	4,570
Board of Regents of the Texas A&M University
System Revenue Financing System Revenue
CP	0.750%	3/7/17	16,678	16,678
Dallas Area Rapid Transit Sales Tax Revenue
CP	0.760%	3/3/17	10,500	10,500
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.690%	2/7/17	5,500	5,500
Denton TX Independent School District GO
VRDO	0.670%	2/7/17	23,940	23,940
Fort Bend Independent School District CP	0.780%	3/3/17	5,000	5,000
Fort Bend Independent School District CP	0.780%	3/9/17	10,000	10,000
1 Grand Parkway Transportation Corp. Texas
System Toll Revenue TOB VRDO	0.700%	2/7/17	23,145	23,145
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Hospital Project) TOB VRDO	0.720%	2/7/17	8,200	8,200
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) CP	0.740%	2/14/17	90,000	90,000
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) CP	0.750%	2/21/17	90,000	90,000
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) CP	0.750%	2/28/17	35,000	35,000
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) CP	0.750%	2/28/17	20,105	20,105
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.620%	2/1/17	2,600	2,600
1 Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital) TOB VRDO	0.670%	2/1/17	8,200	8,200
1 Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children's
Hospital) TOB VRDO	0.760%	2/7/17	4,800	4,800
1 Harris County TX GO TOB VRDO	0.690%	2/7/17	8,070	8,070
1 Harris County TX GO TOB VRDO	0.690%	2/7/17	8,160	8,160
1 Harris County TX GO TOB VRDO	0.700%	2/7/17	39,600	39,600
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.620%	2/1/17	5,750	5,750
1 Harris County TX Toll Road Revenue TOB
VRDO	0.690%	2/7/17 (13)	5,200	5,200
1 Houston TX Airport System Revenue TOB
VRDO	0.690%	2/7/17	13,360	13,360

1 Houston TX Airport System Revenue TOB
VRDO	0.700%	2/7/17	12,000	12,000
Houston TX Combined Utility System CP	0.730%	2/9/17	10,000	10,000
Houston TX Combined Utility System CP	0.720%	2/15/17	20,000	20,000
Houston TX Combined Utility System CP	0.780%	3/7/17	20,000	20,000
Houston TX Combined Utility System CP	0.780%	3/7/17	20,000	20,000
Houston TX Combined Utility System CP	0.860%	3/21/17	30,000	30,000
1 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) TOB VRDO	0.690%	2/7/17	6,665	6,665
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) VRDO	0.730%	2/7/17	15,665	15,665
Houston TX Revenue	5.000%	6/30/17	20,000	20,337
1 Houston TX Utility System Revenue TOB VRDO	0.670%	2/7/17 LOC	15,055	15,055
1 Houston TX Utility System Revenue TOB VRDO	0.700%	2/7/17	23,380	23,380
1 Houston TX Utility System Revenue TOB VRDO	0.700%	2/7/17	12,240	12,240
Houston TX Utility System Revenue VRDO	0.680%	2/7/17 LOC	6,250	6,250
Houston TX Utility System Revenue VRDO	0.680%	2/7/17 LOC	77,325	77,325
1 Judson TX Independent School District GO TOB
VRDO	0.730%	2/7/17 (12)(Prere.)	12,955	12,955
Lubbock TX Independent School District GO
VRDO	0.690%	2/7/17	16,000	16,000
Mesquite TX Independent School District School
Building VRDO	0.690%	2/7/17	13,800	13,800
North East TX Independent School District CP	0.730%	2/3/17	40,000	40,000
1 North East TX Independent School District GO
TOB VRDO	0.700%	2/7/17	31,305	31,305
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/17	7,185	7,357
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.690%	2/7/17 (13)	6,000	6,000
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.710%	2/7/17 (13)	22,360	22,360
North Texas Tollway Authority System Revenue
VRDO	0.650%	2/7/17 LOC	28,950	28,950
Northwest Independent School District Texas
GO VRDO	0.690%	2/7/17	8,170	8,170
1 Pearland TX Independent School District GO
TOB VRDO	0.730%	2/7/17	9,000	9,000
Red River TX Education Finance Corp. Revenue
(Texas Christian University Project) VRDO	0.660%	2/7/17	16,000	16,000
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.720%	2/7/17	14,465	14,465
1 San Antonio TX Electric and Gas Systems
Revenue TOB VRDO	0.690%	2/7/17	9,020	9,020
San Antonio TX Water Revenue CP	0.810%	4/6/17	37,700	37,700
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Health Care System Project) TOB VRDO	0.710%	2/7/17	5,555	5,555
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Health Care System Project) VRDO	0.660%	2/7/17 LOC	21,550	21,550
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project) TOB VRDO	0.690%	2/7/17	39,605	39,605
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott

& White Healthcare Project) TOB VRDO	0.710%	2/7/17	4,620	4,620

Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	0.660%	2/7/17 LOC	43,900	43,900
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) TOB VRDO	0.690%	2/7/17	5,000	5,000
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) TOB VRDO	0.690%	2/7/17	6,250	6,250
Texas (Veterans Housing Assistance Program)
GO VRDO	0.650%	2/7/17	60,135	60,135
Texas Department of Housing & Community
Affairs Single Mortgage Revenue VRDO	0.690%	2/7/17	25,030	25,030
1 Texas GO TOB VRDO	0.700%	2/7/17	34,740	34,740
1 Texas GO TOB VRDO	0.700%	2/7/17	10,735	10,735
1 Texas GO TOB VRDO	0.780%	2/7/17	22,210	22,210
Texas GO VRDO	0.670%	2/7/17	64,000	64,000
Texas State University System Financing
System Revenue (Extendible) CP	0.820%	9/1/17	2,519	2,519
1 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.690%	2/7/17	20,410	20,410
Texas Transportation Commission Mobility Fund
GO VRDO	0.640%	2/7/17	28,000	28,000
1 Texas Water Development Board Revenue TOB
VRDO	0.690%	2/7/17	12,315	12,315
1 Texas Water Development Board Revenue TOB
VRDO	0.690%	2/7/17	5,900	5,900
Trinity River Authority of Texas Central Regional
Wastewater System Revenue (Extendible) CP	0.830%	10/9/17	55,000	55,000
University of Texas System Revenue Financing
System Revenue CP	0.760%	3/3/17	23,500	23,500
University of Texas System Revenue Financing
System Revenue CP	0.760%	3/8/17	16,592	16,592
University of Texas System Revenue Financing
System Revenue CP	0.760%	3/9/17	21,454	21,454
				1,532,427
Utah (0.3%)
Emery County UT Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.640%	2/7/17 LOC	24,200	24,200
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.620%	2/7/17	11,300	11,300
Utah Housing Finance Agency Single Family
Mortgage Revenue VRDO	0.720%	2/7/17	3,365	3,365
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.690%	2/7/17	3,300	3,300
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.730%	2/7/17	9,720	9,720
				51,885
Virginia (1.1%)
Chesapeake Redevelopment & Housing
Authority Revenue (Alta Great Bridge
Apartments Project) VRDO	0.700%	2/7/17 LOC	9,625	9,625
Fairfax County VA Industrial Development
Authority Health Care Revenue (Inova Health
System Obligated Group) VRDO	0.660%	2/7/17	24,150	24,150

	Fairfax County VA Industrial Development
	Authority Health Care Revenue (Inova Health
	System Obligated Group) VRDO	0.660%	2/7/17	38,885	38,885
	Loudoun County VA Industrial Development
	Authority Revenue (Howard Hughes Medical
	Institute) VRDO	0.660%	2/7/17	7,845	7,845
	Loudoun County VA Industrial Development
	Authority Revenue (Howard Hughes Medical
	Institute) VRDO	0.660%	2/7/17	8,185	8,185
	Norfolk VA Economic Development Authority
	Hospital Facilities Revenue (Sentara
	Healthcare) VRDO	0.650%	2/7/17	15,810	15,810
	Stafford County VA Industrial Development
	Authority Revenue (VML/VACo
	Commonwealth Loan Program) VRDO	0.700%	2/7/17 LOC	2,120	2,120
1	University of Virginia Revenue TOB VRDO	0.690%	2/7/17	14,300	14,300
1	Virginia Commonwealth Transportation Board
	Revenue TOB VRDO	0.690%	2/7/17	3,000	3,000
1	Virginia Housing Development Authority
	Commonwealth Mortgage Revenue TOB
	VRDO	0.700%	2/7/17	5,000	5,000
	Virginia Public Building Authority Public Facilities
	Revenue VRDO	0.670%	2/7/17	49,900	49,900
	Virginia Public School Authority Revenue	5.000%	8/1/17	3,780	3,858
1	Virginia Resources Authority Clean Water
	Revenue (State Revolving Fund) TOB VRDO	0.690%	2/7/17	9,490	9,490
					192,168
Washington (1.9%)
1	Central Puget Sound WA Regional Transit
	Authority Sales & Use Tax Revenue TOB
	VRDO	0.670%	2/1/17	6,700	6,700
1	Central Puget Sound WA Regional Transit
	Authority Sales & Use Tax Revenue TOB
	VRDO	0.690%	2/7/17	2,885	2,885
1	Central Puget Sound WA Regional Transit
	Authority Sales & Use Tax Revenue TOB
	VRDO	0.690%	2/7/17	2,665	2,665
	Chelan County WA Public Utility District No. 1
	Consolidated System Revenue VRDO	0.670%	2/7/17	21,050	21,050
1,2 King County WA School District No. 414 GO
	TOB PUT	0.860%	4/27/17	8,850	8,850
1,2 Seattle WA Water System Revenue TOB PUT		0.860%	4/27/17	11,775	11,775
1	King County WA Sewer Revenue TOB VRDO	0.690%	2/7/17	2,100	2,100
1	Northwest Energy Washington Electric Revenue
	(Columbia Generating Station) TOB VRDO	0.690%	2/7/17	5,500	5,500
1	Pierce County WA School District No. 10
	(Tacoma) GO TOB VRDO	0.690%	2/7/17	2,650	2,650
	Tacoma WA Housing Authority Revenue
	(Sunset Apartment Projects) VRDO	0.700%	2/7/17 LOC	13,250	13,250
1	TES Properties Washington Lease Revenue
	TOB VRDO	0.740%	2/7/17 (Prere.)	10,125	10,125
	Washington GO	5.000%	8/1/17	12,225	12,473
	Washington GO	5.000%	8/1/17	2,680	2,735
1	Washington GO TOB VRDO	0.690%	2/7/17	4,700	4,700
1	Washington GO TOB VRDO	0.690%	2/7/17	8,325	8,325
1	Washington GO TOB VRDO	0.690%	2/7/17	5,100	5,100
1	Washington GO TOB VRDO	0.690%	2/7/17	2,250	2,250

1 Washington Health Care Facilities Authority
Revenue (Children's Hospital & Regional
Medical Center) TOB VRDO	0.700%	2/7/17	21,280	21,280
1 Washington Health Care Facilities Authority
Revenue (Providence Health & Services) TOB
VRDO	0.690%	2/7/17	8,610	8,610
1 Washington Health Care Facilities Authority
Revenue (Providence Health & Services) TOB
VRDO	0.690%	2/7/17	12,475	12,475
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)
VRDO	0.680%	2/7/17	73,250	73,250
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)
VRDO	0.680%	2/7/17	11,675	11,675
Washington Higher Education Facilities
Authority Revenue (Seattle University) VRDO	0.660%	2/7/17 LOC	13,865	13,865
Washington Higher Education Facilities
Authority Revenue (Whitman College Project)
VRDO	0.660%	2/7/17	22,600	22,600
Washington Housing Finance Commission Multi-
Family Housing Revenue (Merrill Gardens at
Kirkland Project) VRDO	0.730%	2/7/17 LOC	23,600	23,600
Washington Housing Finance Commission
Nonprofit Revenue (The Overlake School
Project) VRDO	0.640%	2/7/17 LOC	4,400	4,400
Washington Housing Finance Commission
Nonprofit Revenue (The Overlake School
Project) VRDO	0.640%	2/7/17 LOC	4,390	4,390
				319,278
West Virginia (0.6%)
West Virginia Hospital Finance Authority
Hospital Revenue (Cabell Huntington Hospital
Inc.) VRDO	0.720%	2/7/17 LOC	8,200	8,200
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.700%	2/7/17 LOC	87,445	87,445
				95,645
Wisconsin (3.6%)
Madison WI Metropolitan School District
Revenue	2.000%	9/7/17	64,000	64,428
Milwaukee WI GO	2.000%	10/1/17	53,775	54,175
Milwaukee WI Redevelopment Authority
Redevelopment Lease Revenue (University
Wisconsin Kenilworth Project) VRDO	0.700%	2/7/17 LOC	4,960	4,960
1 Public Finance Authority Wisconsin Lease
Development Revenue (KU Campus
Development Corp. - Central District
Development Project) TOB VRDO	0.780%	2/7/17	25,335	25,335
Sun Prairie WI Area School District BAN	2.000%	6/1/17	17,500	17,527
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.690%	2/7/17	9,000	9,000
University of Wisconsin Hospitals & Clinics
Authority Revenue VRDO	0.670%	2/7/17 LOC	30,770	30,770

1 Wisconsin Annual Appropriation Revenue TOB
VRDO	0.690%	2/7/17	11,085	11,085
Wisconsin Department of Transportation
Revenue CP	0.860%	4/6/17	10,000	10,000
Wisconsin GO (Extendible) CP	0.780%	9/1/17	94,989	94,989
Wisconsin GO (Extendible) CP	0.820%	10/14/17	42,574	42,574
Wisconsin GO CP	0.730%	2/6/17	36,025	36,025
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.690%	2/7/17	1,500	1,500
Wisconsin Health & Educational Facilities
Authority Revenue (Goodwill Industries of
North Central Wisconsin Inc.) VRDO	0.640%	2/7/17 LOC	5,800	5,800
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin) VRDO	0.670%	2/7/17 LOC	64,900	64,900
Wisconsin Health & Educational Facilities
Authority Revenue (Upland Hills Health Inc.)
VRDO	0.670%	2/7/17 LOC	8,950	8,950
Wisconsin Health and Educational Facilities
Authority (Aurora Health Care, Inc.) CP	0.670%	2/6/17 LOC	40,000	40,000
Wisconsin Health and Educational Facilities
Authority (Aurora Health Care, Inc.) CP	0.720%	3/6/17 LOC	39,470	39,470
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.660%	2/7/17	26,000	26,000
Wisconsin Housing & Economic Development
Authority Multi-Family Revenue VRDO	0.660%	2/7/17	23,850	23,850
				611,338
Wyoming (0.1%)
Converse County WY Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.650%	2/7/17 LOC	16,000	16,000
Sweetwater County WY Pollution Control
Revenue (PacifiCorp Projects) VRDO	0.650%	2/7/17 LOC	7,000	7,000
				23,000
Total Tax-Exempt Municipal Bonds (Cost $16,025,001)				16,025,001
	Coupon		Shares
Temporary Cash Investment (4.6%)
Money Market Fund (4.6%)
5 Vanguard Municipal Cash Management Fund
(Cost $780,076)	0.653%		7,800,769	780,155
Total Investments (99.6%) (Cost $16,805,077)				16,805,156
Other Assets and Liabilities-Net (0.4%)				60,764
Net Assets (100%)				16,865,920

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2017, the aggregate value of these securities was $4,921,923,000, representing 29.2% of net assets.
2 Adjustable-rate security.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
January 31, 2017.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Tax-Exempt Money Market Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO—General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

Tax-Exempt Money Market Fund

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Tax-Exempt Bond Index Fund

Schedule of Investments (unaudited)
As of January 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.4%)
Alabama (0.6%)
Alabama Federal Aid Highway Finance Authority
GAN	5.000%	9/1/18	100	106
Alabama Federal Aid Highway Finance Authority
GAN	5.000%	9/1/19	200	218
Alabama Federal Aid Highway Finance Authority
GAN	5.000%	9/1/27	315	371
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/28	300	351
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/37	380	416
Alabama Public School & College Authority	5.000%	1/1/24	225	267
Alabama Public School & College Authority	5.000%	1/1/26	650	767
Alabama Public School & College Authority	5.000%	1/1/27	375	440
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	150	155
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/18	55	58
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	1/1/23	160	187
Auburn University Alabama General Fee
Revenue	5.000%	6/1/28	300	356
Baldwin County AL Board of Education Revenue	4.500%	7/1/37 (2)	505	511
Birmingham AL Airport Authority Revenue	5.250%	7/1/30 (4)	150	164
Birmingham AL Airport Authority Revenue	5.500%	7/1/40 (4)	140	154
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/21 (Prere.)	575	650
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/43	650	720
				5,891
Alaska (0.2%)
Alaska Municipal Bond Bank Authority Revenue	5.000%	3/1/27	245	284
Anchorage AK Electric Utility Revenue	5.000%	12/1/41	270	299
Anchorage AK GO	5.000%	9/1/19	700	763
Anchorage AK Water Revenue	5.000%	5/1/37 (14)	100	101
				1,447
Arizona (1.6%)
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/37	380	425
Arizona COP	5.000%	10/1/18 (4)	50	53
Arizona COP	5.250%	10/1/20 (4)	100	109
Arizona COP	5.000%	10/1/29 (4)	110	119
Arizona School Facilities Board COP	5.250%	9/1/18 (Prere.)	200	213
Arizona School Facilities Board COP	5.750%	9/1/18 (Prere.)	420	451
Arizona School Facilities Board COP	5.000%	9/1/23	500	583
Arizona Transportation Board Excise Tax
Revenue	5.250%	7/1/19 (Prere.)	135	148
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	60	71

Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/24	500	598
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/18	80	85
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/19 (Prere.)	300	327
Arizona Transportation Board Highway Revenue	5.000%	7/1/22 (Prere.)	570	663
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	1,040	1,194
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	145	175
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	150	172
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	520	596
Arizona Transportation Board Highway Revenue	5.000%	7/1/26	50	57
Arizona Transportation Board Highway Revenue	5.000%	7/1/31	55	63
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	60	69
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/20 (Prere.)	150	169
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/23	125	148
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/24	100	120
Maricopa County AZ Community College District
GO	5.000%	7/1/21	175	201
Phoenix AZ Civic Improvement Corp. Transit
Excise Tax Revenue (Light Rail Project)	5.000%	7/1/20	200	224
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/19 (Prere.)	1,500	1,635
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/20	700	785
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21	275	315
Phoenix AZ Civic Improvement Corp. Water
System Revenue	4.750%	7/1/44	160	175
Phoenix AZ GO	4.000%	7/1/24	65	73
Phoenix AZ GO	5.000%	7/1/26	500	612
Phoenix AZ Industrial Development Authority
Lease Revenue (Rowan University)	5.250%	6/1/34	85	93
Pima County AZ Industrial Development
Authority Lease Revenue (Clark County
Detention Facilities Project)	5.000%	9/1/39	270	279
Pima County AZ Sewer Revenue	5.000%	7/1/24	200	238
Pinal County AZ Electric District Revenue	5.250%	7/1/21 (Prere.)	70	81
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/18 (Prere.)	100	104
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/18 (Prere.)	105	109
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/18 (Prere.)	590	612
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/19	100	110
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/27	300	345
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	50	53
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	125	143
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/31	120	135

Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/32	55	59
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/33	75	80
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/36	20	23
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/39	750	796
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/45	1,195	1,351
				15,239
Arkansas (0.0%)
Arkansas GO	5.000%	6/15/21	225	257
Fort Smith AR Water & Sewer Revenue	5.000%	10/1/18 (Prere.)	40	43
Fort Smith AR Water & Sewer Revenue	5.000%	10/1/32 (4)	60	63
				363
California (17.2%)
Alameda CA Corridor Transportation Authority
Revenue	5.450%	10/1/17 (Prere.)	200	206
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (ETM)	235	226
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (2)	15	14
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (ETM)	140	132
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	5	5
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/34	250	274
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/35 (14)	315	144
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/37 (4)	395	396
Alvord CA Unified School District GO	0.000%	8/1/41 (4)	150	51
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/34	500	558
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/35	750	835
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/41	290	320
Anaheim CA Public Financing Authority Lease
Revenue	0.000%	9/1/36 (4)	140	63
Anaheim CA Redevelopment Agency Tax
Allocation Revenue (Merged Redevelopment
Project Area)	5.000%	2/1/31 (4)	100	103
Baldwin Park CA Unified School District GO	0.000%	8/1/42 (15)	100	22
Bay Area CA Toll Authority Toll Bridge Revenue
Toll Bridge REV-SER F-1	5.000%	4/1/56	1,500	1,664
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18 (Prere.)	150	157
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/19 (Prere.)	125	136

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	355	405
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/43	145	162
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/54	750	823
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/54	2,010	2,204
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	935	938
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	200	202
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	250	252
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17 (4)	270	273
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	125	126
California Department of Water Resources
Power Supply Revenue	4.000%	5/1/18	150	156
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	125	131
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	190	200
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	210	221
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	250	263
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	150	158
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18 (Prere.)	250	263
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	2,305	2,502
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	225	251
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	500	570
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/19 (Prere.)	100	111
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22	225	266
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	100	120
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	650	770
California Economic Recovery GO	4.600%	7/1/19 (ETM)	1,140	1,232
California Economic Recovery GO	5.000%	7/1/19 (ETM)	350	382
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	100	109
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/39	400	503
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/43	430	551

California Educational Facilities Authority
Revenue (Stanford University)	5.000%	5/1/45	650	838
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/46	100	129
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/18 (Prere.)	325	347
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/18 (Prere.)	580	621
California GO	5.000%	2/1/17	125	125
California GO	5.000%	2/1/17	370	370
California GO	5.000%	6/1/17 (Prere.)	335	340
California GO	5.000%	6/1/17 (Prere.)	340	345
California GO	4.000%	9/1/17	2,000	2,038
California GO	3.500%	10/1/17	140	143
California GO	5.000%	11/1/17 (Prere.)	595	614
California GO	5.000%	11/1/17	400	413
California GO	5.000%	12/1/17 (Prere.)	230	238
California GO	5.000%	12/1/17 (Prere.)	200	207
California GO	6.000%	2/1/18 (2)	100	105
California GO	5.500%	4/1/18	165	174
California GO	5.000%	8/1/18	700	742
California GO	5.000%	2/1/19	300	323
California GO	5.500%	4/1/19	100	109
California GO	6.000%	4/1/19	165	182
California GO	5.000%	8/1/19	100	109
California GO	5.000%	9/1/19	100	100
California GO	5.000%	2/1/20	225	249
California GO	5.000%	8/1/20	500	562
California GO	5.000%	10/1/20	500	564
California GO	5.000%	10/1/20	210	237
California GO	5.250%	10/1/20	500	555
California GO	5.000%	2/1/21	505	573
California GO	5.500%	4/1/21	400	438
California GO	5.000%	9/1/21	200	230
California GO	5.000%	9/1/21	410	471
California GO	5.000%	9/1/21	245	281
California GO	5.000%	10/1/21	125	144
California GO	5.000%	11/1/21	670	772
California GO	5.000%	12/1/21	265	306
California GO	5.000%	2/1/22	175	202
California GO	5.000%	2/1/22	100	116
California GO	5.000%	9/1/22	185	216
California GO	5.000%	9/1/22	350	409
California GO	5.000%	10/1/22	110	129
California GO	5.250%	10/1/22	150	178
California GO	5.000%	12/1/22	150	176
California GO	5.000%	2/1/23	250	287
California GO	5.000%	8/1/23	15	15
California GO	5.000%	9/1/23	150	178
California GO	5.000%	9/1/23	100	115
California GO	5.250%	9/1/23	100	116
California GO	5.000%	11/1/23	1,025	1,220
California GO	5.000%	12/1/23	75	89
California GO	5.000%	12/1/23	250	298
California GO	5.000%	3/1/24	500	595
California GO	5.500%	4/1/24	175	192
California GO	5.000%	5/1/24	300	358

California GO	5.000%	8/1/24	600	718
California GO	5.000%	8/1/24	550	658
California GO	5.000%	10/1/24	100	120
California GO	5.000%	12/1/24	1,250	1,472
California GO	5.500%	2/1/25	500	617
California GO	5.625%	4/1/25	310	341
California GO	5.000%	8/1/25	1,000	1,204
California GO	5.000%	8/1/25	500	602
California GO	5.000%	10/1/25	590	699
California GO	5.000%	10/1/25	590	699
California GO	5.000%	3/1/26	200	237
California GO	5.000%	3/1/26	565	669
California GO	5.000%	4/1/26	100	105
California GO	5.000%	8/1/26	500	595
California GO	5.000%	9/1/26	330	399
California GO	5.000%	9/1/26	165	196
California GO	5.000%	9/1/26	145	154
California GO	5.000%	10/1/26	100	118
California GO	5.000%	11/1/26	100	103
California GO	5.000%	3/1/27	390	458
California GO	4.500%	8/1/27	95	95
California GO	5.000%	9/1/27	315	364
California GO	5.000%	10/1/27	100	115
California GO	5.000%	10/1/27	170	200
California GO	5.000%	11/1/27	500	579
California GO	5.750%	4/1/28	295	323
California GO	4.500%	8/1/28 (12)	100	100
California GO	5.000%	8/1/28	330	387
California GO	5.000%	9/1/28	360	409
California GO	5.000%	9/1/28	100	115
California GO	5.000%	10/1/28	700	818
California GO	5.000%	8/1/29	200	233
California GO	3.000%	9/1/29	105	103
California GO	5.000%	9/1/29	1,165	1,321
California GO	5.000%	10/1/29	250	291
California GO	5.000%	10/1/29	90	98
California GO	5.000%	10/1/29	750	783
California GO	5.250%	10/1/29	105	115
California GO	5.000%	12/1/29	75	86
California GO	5.000%	3/1/30	160	185
California GO	5.250%	3/1/30	300	331
California GO	4.500%	8/1/30	410	411
California GO	5.000%	8/1/30	50	58
California GO	5.000%	8/1/30	1,500	1,742
California GO	5.500%	8/1/30	100	106
California GO	5.000%	9/1/30	400	452
California GO	5.000%	9/1/30	800	936
California GO	5.000%	9/1/30	1,000	1,170
California GO	5.000%	10/1/30	340	394
California GO	5.000%	11/1/30	720	825
California GO	5.000%	12/1/30	950	1,090
California GO	5.000%	2/1/31	50	56
California GO	5.750%	4/1/31	335	365
California GO	5.000%	5/1/31	235	270
California GO	5.000%	8/1/31	300	345
California GO	3.250%	9/1/31	115	112
California GO	5.000%	9/1/31	510	581

California GO	5.000%	9/1/31	200	226
California GO	5.000%	10/1/31	215	248
California GO	5.000%	11/1/31	145	166
California GO	5.000%	5/1/32	50	57
California GO	5.000%	8/1/32	250	286
California GO	5.250%	8/1/32 (4)	505	628
California GO	3.000%	9/1/32	330	305
California GO	5.000%	9/1/32	500	580
California GO	5.000%	9/1/32	700	806
California GO	4.625%	10/1/32	200	223
California GO	5.250%	10/1/32	150	171
California GO	5.000%	11/1/32	475	540
California GO	5.000%	2/1/33	510	572
California GO	6.000%	3/1/33	450	509
California GO	6.500%	4/1/33	755	839
California GO	4.250%	8/1/33 (14)	215	215
California GO	5.000%	8/1/33	275	313
California GO	5.000%	8/1/33	300	343
California GO	3.000%	9/1/33	310	282
California GO	3.375%	9/1/33	210	201
California GO	4.000%	9/1/33	250	260
California GO	5.000%	9/1/33	1,000	1,154
California GO	4.000%	8/1/34	275	284
California GO	5.000%	8/1/34	165	189
California GO	4.000%	9/1/34	250	259
California GO	4.000%	9/1/34	355	368
California GO	5.000%	9/1/34	945	1,086
California GO	5.000%	9/1/34	750	862
California GO	5.500%	11/1/34	145	160
California GO	5.250%	4/1/35	35	40
California GO	6.000%	4/1/35	270	296
California GO	5.000%	8/1/35	330	375
California GO	4.000%	9/1/35	250	258
California GO	3.750%	12/1/35	500	500
California GO	5.250%	3/1/36	100	104
California GO	5.600%	3/1/36	300	335
California GO	5.125%	8/1/36	325	342
California GO	4.000%	9/1/36	250	257
California GO	4.000%	9/1/36	1,500	1,545
California GO	4.000%	9/1/37	45	46
California GO	4.000%	9/1/37	250	257
California GO	5.000%	11/1/37	110	113
California GO	5.000%	12/1/37	90	93
California GO	5.000%	2/1/38	265	294
California GO	5.250%	3/1/38	635	661
California GO	5.000%	4/1/38	55	57
California GO	6.000%	4/1/38	605	664
California GO	5.250%	8/1/38	200	211
California GO	5.000%	10/1/39	120	136
California GO	6.000%	11/1/39	250	279
California GO	5.500%	3/1/40	145	161
California GO	5.250%	11/1/40	200	224
California GO	5.000%	9/1/41	765	854
California GO	5.000%	10/1/41	140	157
California GO	5.000%	4/1/42	200	222
California GO	5.000%	9/1/42	575	642
California GO	5.000%	2/1/43	255	283

California GO	5.000%	4/1/43	1,100	1,222
California GO	4.875%	11/1/43	265	295
California GO	5.000%	11/1/43	605	678
California GO	4.500%	12/1/43	405	432
California GO	4.000%	11/1/44	200	204
California GO	5.000%	8/1/45	500	565
California GO PUT	3.000%	12/1/19	125	129
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/20	100	112
California Public Works Board Lease Revenue
(Department of Corrections)	4.000%	6/1/28	60	65
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/29	240	277
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/32	140	160
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/33	650	738
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/39	300	336
California Public Works Board Lease Revenue
(Department of General Services)	5.000%	5/1/18	150	157
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/26	325	375
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	150	171
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	250	285
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	205	238
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/21	125	142
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/21	745	847
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/28	300	351
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/29	100	114
California Public Works Board Lease Revenue
(Various Capital Projects)	5.750%	10/1/30	200	221
California Public Works Board Lease Revenue
(Various Capital Projects)	5.125%	10/1/31	35	39
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/37	205	226
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	255	278
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	90	98
California State University Systemwide Revenue	5.000%	11/1/29	255	298
California State University Systemwide Revenue	5.000%	11/1/30	500	592
California State University Systemwide Revenue	5.000%	11/1/31	510	595
California State University Systemwide Revenue	5.000%	11/1/31	150	173
California State University Systemwide Revenue	5.000%	11/1/32	50	58
California State University Systemwide Revenue	4.000%	11/1/34	125	130
California State University Systemwide Revenue	5.000%	11/1/34	500	572
California State University Systemwide Revenue	4.000%	11/1/35	235	242
California State University Systemwide Revenue	4.000%	11/1/37	375	385
California State University Systemwide Revenue	5.000%	11/1/37	250	277
California State University Systemwide Revenue	5.000%	11/1/37	350	399
California State University Systemwide Revenue	4.000%	11/1/38	625	640

California State University Systemwide Revenue	5.000%	11/1/41	490	561
California State University Systemwide Revenue	4.000%	11/1/43	200	204
California State University Systemwide Revenue	4.000%	11/1/45	555	564
California State University Systemwide Revenue	5.000%	11/1/47	105	119
Chino Basin Regional Financing Authority
California Revenue (Inland Empire Utilities
Agency)	5.000%	11/1/17 (2)	200	206
Chino Basin Regional Financing Authority
California Revenue (Inland Empire Utilities
Agency)	5.000%	11/1/17 (2)	100	103
Clovis CA Unified School District GO	4.000%	8/1/40	150	153
Coast CA Community College District GO	5.000%	8/1/18 (Prere.)	115	122
Coast CA Community College District GO	5.000%	8/1/38	680	765
Corona-Norco CA Unified School District GO	0.000%	8/1/39 (4)	400	153
Cypress CA Elementary School District GO	0.000%	8/1/40	250	93
Desert CA Community College District GO	5.000%	8/1/37	400	456
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/17 (Prere.)	400	406
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/19	150	163
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	150	177
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32	145	169
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/35	250	289
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/18 (Prere.)	200	211
Fresno CA Unified School District GO	4.000%	8/1/41	500	507
Gilroy CA School Facilities Finance Authority
Revenue	4.000%	8/1/42	320	324
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/18 (Prere.)	105	112
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	1,300	1,378
Los Angeles CA Community College District GO	5.000%	8/1/28	570	672
Los Angeles CA Community College District GO	5.000%	8/1/29	250	294
Los Angeles CA Community College District GO	5.000%	8/1/30	285	333
Los Angeles CA Community College District GO	5.000%	8/1/31	305	354
Los Angeles CA Community College District GO	4.000%	8/1/32	100	106
Los Angeles CA Community College District GO	4.000%	8/1/37	500	523
Los Angeles CA Community College District GO	4.000%	8/1/39	325	335
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	100	108
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	250	271
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	160	180
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	690	761
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/40	1,000	1,102
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/18	860	909
Los Angeles CA Department of Water & Power
Revenue	5.000%	12/1/18	1,500	1,610
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/20	290	326

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	125	146
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	140	161
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	245	284
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	130	148
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	300	341
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/39 (2)	200	203
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	390	440
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	1,115	1,257
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	180	203
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/44 (2)	500	508
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/44	150	170
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/46	750	853
Los Angeles CA GO	4.500%	9/1/18 (Prere.)	160	169
Los Angeles CA GO	4.500%	9/1/28	40	42
Los Angeles CA Harbor Department Revenue	5.000%	8/1/44	375	421
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	480	491
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/35	660	670
Los Angeles CA Unified School District GO	4.500%	7/1/17 (Prere.)	100	102
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	100	102
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	100	102
Los Angeles CA Unified School District GO	5.500%	7/1/17 (3)	100	102
Los Angeles CA Unified School District GO	5.000%	7/1/19	70	76
Los Angeles CA Unified School District GO	5.000%	7/1/21	250	287
Los Angeles CA Unified School District GO	4.500%	7/1/22 (4)	530	538
Los Angeles CA Unified School District GO	5.000%	7/1/22	265	310
Los Angeles CA Unified School District GO	5.000%	7/1/24	500	602
Los Angeles CA Unified School District GO	5.000%	7/1/27	120	142
Los Angeles CA Unified School District GO	4.250%	1/1/28 (3)	100	101
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	455	462
Los Angeles CA Unified School District GO	5.000%	7/1/28	115	131
Los Angeles CA Unified School District GO	5.000%	7/1/28	280	329
Los Angeles CA Unified School District GO	5.000%	7/1/29	295	348
Los Angeles CA Unified School District GO	5.200%	7/1/29	200	217
Los Angeles CA Unified School District GO	3.000%	7/1/32	140	132
Los Angeles CA Unified School District GO	5.000%	7/1/32	300	337
Los Angeles CA Unified School District GO	5.000%	1/1/34	140	151
Los Angeles CA Unified School District GO	5.000%	1/1/34	740	800
Los Angeles CA Unified School District GO	4.000%	7/1/40	835	851
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	500	564
Los Angeles CA Wastewater System Revenue	5.000%	6/1/45	250	282
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/37	750	872

Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/15/18 (Prere.)	100	106
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/37	100	113
Los Angeles County CA Public Works Financing
Authority Lease Revenue	4.000%	12/1/40	1,150	1,170
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/20	55	62
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/35	100	109
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/37	2,420	2,458
Mount San Antonio CA Community College
District GO	0.000%	8/1/43	150	106
New Haven CA Unified School District GO	0.000%	8/1/34 (12)	120	59
Orange County CA Sanitation District
Wastewater Revenue	3.000%	2/1/31	150	150
Orange County CA Water District Revenue	5.000%	8/15/19 (Prere.)	125	137
Pittsburg CA Unified School District Financing
Authority Revenue	5.500%	9/1/21 (Prere.)	350	411
Poway CA Unified School District GO	0.000%	8/1/33	300	154
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/39	515	592
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/18 (Prere.)	40	42
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/20	195	219
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27 (4)	60	63
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/37	75	84
Sacramento CA Water Revenue	5.000%	9/1/38	425	478
Sacramento County CA Airport Revenue	6.000%	7/1/18 (Prere.)	170	182
Sacramento County CA Airport Revenue	5.000%	7/1/40	185	202
San Diego CA Community College District GO	5.000%	8/1/30	95	111
San Diego CA Community College District GO	5.000%	8/1/31	735	870
San Diego CA Public Facilities Financing
Authority Lease Revenue	5.000%	9/1/28	125	137
San Diego CA Public Facilities Financing
Authority Lease Revenue	5.250%	3/1/40	170	187
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/17	115	116
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	80	87
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	250	273
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/19 (Prere.)	1,020	1,115
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/20 (Prere.)	100	113
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/22	100	117
San Diego CA Unified School District GO	5.250%	7/1/28 (4)	150	185
San Diego CA Unified School District GO	4.000%	7/1/32	500	531
San Diego CA Unified School District GO	0.000%	7/1/35	400	184
San Diego CA Unified School District GO	5.000%	7/1/35	100	112
San Diego CA Unified School District GO	0.000%	7/1/36	100	44

San Diego CA Unified School District GO	0.000%	7/1/37	200	83
San Diego CA Unified School District GO	0.000%	7/1/38	170	68
San Diego CA Unified School District GO	5.000%	7/1/40	200	228
San Diego CA Unified School District GO	0.000%	7/1/42	150	81
San Diego CA Unified School District GO	4.000%	7/1/45	225	228
San Diego CA Unified School District GO	0.000%	7/1/47	250	67
San Diego CA Unified School District GO	0.000%	7/1/47	835	455
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/42	350	394
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	4.750%	4/1/48	465	510
San Diego County CA Water Authority Revenue	5.000%	5/1/18 (Prere.)	30	31
San Diego County CA Water Authority Revenue	5.000%	5/1/18 (Prere.)	140	147
San Diego County CA Water Authority Revenue	5.000%	5/1/33	110	129
San Francisco CA Bay Area Rapid Transit
District GO	4.000%	8/1/34	100	106
San Francisco CA City & County (War Memorial
Veterans Building Seismic Upgrade &
Improvements) COP	4.000%	4/1/45	150	153
San Francisco CA City & County GO	5.000%	6/15/26	100	117
San Francisco CA City & County GO	5.000%	10/1/28	100	111
San Francisco CA City & County International
Airport Revenue	4.900%	5/1/29	100	109
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	125	137
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/43	130	143
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/46	955	1,075
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	4.000%	10/1/39	135	138
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	320	363
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	540	624
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	420	491
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/36	100	103
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/41	250	255
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/41	185	209
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/44	800	856
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/50	100	107
San Jose CA Finance Authority Revenue (Civic
Center Project)	5.000%	6/1/39	100	111
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/18 (Prere.)	100	106
San Marcos CA Unified School District GO	0.000%	8/1/51	100	19
San Mateo CA Union High School District GO	5.000%	9/1/21 (Prere.)	10	12
San Mateo CA Union High School District GO	4.000%	9/1/34	800	848
San Mateo CA Union High School District GO	0.000%	9/1/41	100	77
San Mateo CA Union High School District GO	5.000%	9/1/42	90	101

Santa Barbara CA Secondary/High School
District GO	0.000%	8/1/36	200	86
Santa Clara County CA GO	5.000%	8/1/34	250	272
Santa Clara Valley CA Water District Revenue	5.000%	6/1/46	325	370
Southern California Public Power Authority
Revenue (Transmission Project)	6.000%	7/1/18 (Prere.)	1,000	1,071
Southern California Public Power Authority
Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/25	120	133
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/41	680	775
Tulare County CA Transportation Authority
Sales Tax Revenue	5.000%	2/1/29	120	139
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	210	233
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/37	300	306
University of California Revenue	5.000%	5/15/22	100	117
University of California Revenue	5.000%	5/15/23	500	593
University of California Revenue	5.000%	5/15/25	150	181
University of California Revenue	5.000%	5/15/27	75	89
University of California Revenue	5.000%	5/15/29	195	229
University of California Revenue	5.000%	5/15/29	1,000	1,157
University of California Revenue	5.000%	5/15/31	55	64
University of California Revenue	5.000%	5/15/32	2,050	2,367
University of California Revenue	5.000%	5/15/33	700	798
University of California Revenue	4.000%	5/15/36	350	363
University of California Revenue	5.000%	5/15/37	100	114
University of California Revenue	5.000%	5/15/38	300	339
University of California Revenue	5.000%	5/15/42	640	723
University of California Revenue	5.000%	5/15/46	865	988
University of California Revenue PUT	5.000%	5/15/23	100	118
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/38	170	188
Ventura County CA Public Financing Authority
Lease Revenue	4.000%	11/1/43	115	116
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/43	45	51
William S. Hart Union High School District
California GO	4.000%	8/1/38	100	102
Yosemite CA Community College District GO	5.000%	8/1/18 (Prere.)	100	106
Yosemite CA Community College District GO	5.000%	8/1/32	100	115
Yosemite CA Community College District GO	0.000%	8/1/42	75	46
				160,901
Colorado (0.4%)
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/47	125	139
Boulder Larimer & Weld Counties CO St. Vrain
Valley School District GO	5.000%	12/15/18 (Prere.)	100	107
Colorado Higher Education Capital Construction
Lease Purchase Financing Program COP	5.250%	11/1/18 (Prere.)	155	166
Colorado Higher Education Capital Construction
Lease Purchase Financing Program COP	5.500%	11/1/18 (Prere.)	400	431
Colorado Public Highway Authority Capital
Appreciation Revenue	0.000%	9/1/35	235	104
Colorado Springs CO Utility System Revenue	5.000%	11/15/43	50	56
Denver CO City & County Airport Revenue	5.000%	11/15/25	275	325
Denver CO City & County Airport Revenue	5.000%	11/15/33	200	225
Denver CO City & County Airport Revenue	4.000%	11/15/43	170	171

Denver CO City & County Dedicated Tax
Revenue	4.000%	8/1/46	150	153
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/29 (14)	200	123
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	705	412
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/32 (14)	155	82
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/37 (14)	350	132
Regional Transportation District of Colorado
COP	5.000%	6/1/39	245	268
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/26	50	58
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	5.000%	11/1/29	350	403
Regional Transportation District of Colorado
Sales Tax Revenue (FasTracks Project)	4.500%	11/1/34 (4)	80	82
University of Colorado Enterprise System
Revenue	5.000%	6/1/37	125	141
University of Colorado Enterprise System
Revenue	5.000%	6/1/43	250	280
				3,858
Connecticut (1.5%)
Connecticut GO	5.000%	10/15/20	150	167
Connecticut GO	5.000%	11/1/20	1,000	1,113
Connecticut GO	5.000%	12/1/21	400	438
Connecticut GO	5.000%	10/15/22	70	80
Connecticut GO	5.000%	10/15/22	180	206
Connecticut GO	5.000%	12/1/22	100	103
Connecticut GO	5.000%	3/15/24	275	318
Connecticut GO	5.000%	6/15/25	625	728
Connecticut GO	5.000%	10/15/25	750	877
Connecticut GO	5.000%	10/15/25	100	115
Connecticut GO	5.000%	10/15/26	750	879
Connecticut GO	5.000%	11/1/26	310	329
Connecticut GO	5.000%	8/15/27	500	580
Connecticut GO	5.000%	11/15/27	500	576
Connecticut GO	5.000%	11/15/28	300	344
Connecticut GO	5.000%	11/15/31	465	523
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	4.700%	7/1/29	100	102
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	4.850%	7/1/37	840	853
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	5.000%	7/1/40	1,460	1,533
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	5.050%	7/1/42	200	203
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.375%	7/11/18	100	100
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/19	175	188
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/23	315	366
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/26	950	1,127

Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/26	150	176
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/27	100	117
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/27	105	124
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	1/1/29	365	414
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/29	500	576
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	8/1/30	300	343
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/30	225	258
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	10/1/33	100	113
				13,969
Delaware (0.1%)
Delaware GO	5.000%	7/1/23	400	476
Delaware Transportation Authority
Transportation System Revenue	5.000%	6/1/55	450	488
				964
District of Columbia (1.2%)
District of Columbia	5.000%	6/1/23	750	886
District of Columbia GO	5.000%	12/1/17 (Prere.)	630	652
District of Columbia GO	5.000%	6/1/24	75	88
District of Columbia GO	4.750%	6/1/33 (14)	520	525
District of Columbia GO	5.000%	6/1/33	155	177
District of Columbia GO	5.000%	6/1/33 (13)	105	110
District of Columbia GO	4.750%	6/1/36 (14)	400	404
District of Columbia GO	5.000%	6/1/36	300	341
District of Columbia GO	4.500%	6/1/37 (14)	100	101
District of Columbia GO	4.000%	6/1/41	170	174
District of Columbia GO	5.000%	6/1/41	250	285
District of Columbia GO	5.000%	6/1/41	500	574
District of Columbia Income Tax Revenue	5.000%	12/1/23	150	174
District of Columbia Income Tax Revenue	5.250%	12/1/26	420	461
District of Columbia Income Tax Revenue	5.000%	12/1/28	230	254
District of Columbia Income Tax Revenue	5.000%	12/1/31	300	338
District of Columbia Income Tax Revenue	5.000%	12/1/36	1,800	2,028
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.250%	10/1/40	100	116
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/44	285	321
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/45	930	1,047
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/35	125	137
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/39	145	159
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	5.000%	10/1/39	20	21
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/37	130	50

Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/39	90	32
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/40 (12)	1,000	349
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.250%	10/1/44	20	22
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/53	950	990
				10,816
Florida (3.8%)
Broward County FL Airport System Revenue	5.000%	10/1/42	420	462
Broward County FL School Board COP	5.250%	7/1/18 (Prere.)	60	64
Broward County FL School Board COP	5.000%	7/1/24	125	146
Broward County FL Water & Sewer Utility
Revenue	5.250%	10/1/18 (Prere.)	500	534
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/41 (4)	380	423
Central Florida Expressway Authority Revenue	5.000%	7/1/34	115	130
Central Florida Expressway Authority Revenue	4.000%	7/1/38	140	141
Central Florida Expressway Authority Revenue	4.000%	7/1/39	450	455
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/19	300	324
Duval County FL School Board COP	5.000%	7/1/17 (Prere.)	300	305
Florida Board of Education Lottery Revenue	5.000%	7/1/20	1,000	1,115
Florida Board of Education Lottery Revenue	5.000%	7/1/24	285	338
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/17	100	101
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	205	216
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	110	122
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	250	283
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	225	261
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/33	715	788
Florida Board of Education Public Education
Capital Outlay GO	4.750%	6/1/37 (14)	145	148
Florida Board of Education Public Education
Capital Outlay GO	5.500%	6/1/38	200	213
Florida Municipal Power Agency Revenue	5.250%	10/1/18 (Prere.)	105	112
Florida Municipal Power Agency Revenue	5.250%	10/1/18 (Prere.)	125	134
Florida Municipal Power Agency Revenue	5.250%	10/1/19	135	148
Florida Municipal Power Agency Revenue	5.000%	10/1/22	290	334
Florida Turnpike Authority Revenue	4.500%	7/1/37	50	54
Florida Turnpike Authority Revenue	5.000%	7/1/40	165	183
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/20	200	214
Fort Lauderdale FL Water & Sewer Revenue	4.750%	9/1/17 (Prere.)	100	102
Fort Lauderdale FL Water & Sewer Revenue	5.000%	9/1/17 (Prere.)	790	809
Greater Orlando Aviation Authority Florida
Airport Facilities Revenue	5.000%	10/1/39	400	440

Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/26	55	65
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/29	200	223
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/39	40	45
Jacksonville FL Special Revenue	5.000%	10/1/30	500	583
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.500%	10/1/17 (Prere.)	105	108
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.250%	10/1/17 (Prere.)	325	334
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/18 (Prere.)	375	399
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/19 (Prere.)	1,595	1,771
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	250	286
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/35	300	332
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/36	485	531
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/41	250	278
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	110	120
Miami-Dade County FL Building Better
Communities GO	5.625%	7/1/18 (Prere.)	165	176
Miami-Dade County FL Building Better
Communities GO	5.625%	7/1/18 (Prere.)	110	117
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/38	500	567
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	4.000%	4/1/45	100	100
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/45	180	196
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/24	200	234
Miami-Dade County FL Expressway Authority
Toll System Revenue	4.000%	7/1/35	110	113
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/40	955	1,044
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48	255	246
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue	0.000%	10/1/48 (12)	450	102
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue	0.000%	4/1/49 (12)	1,225	270
Miami-Dade County FL School Board COP	5.000%	5/1/17 (Prere.)	225	227
Miami-Dade County FL School Board COP	5.000%	5/1/17 (Prere.)	115	116
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	250	263
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	100	105
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	120	126
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	100	105
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	150	158
Miami-Dade County FL School Board COP	5.375%	2/1/19 (Prere.)	195	211
Miami-Dade County FL School Board COP	5.625%	5/1/31	65	73
Miami-Dade County FL School Board COP	3.250%	2/1/33	695	648

Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/17 (Prere.)	175	180
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	560	615
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	515	577
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/42	190	192
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/42	1,530	1,682
Miami-Dade County FL Water & Sewer Revenue	5.125%	10/1/18 (Prere.)	440	469
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/18 (4)	300	320
Miami-Dade County FL Water & Sewer Revenue	6.000%	10/1/18 (Prere.)	110	119
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/23	100	118
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/24	250	297
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/34	65	72
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/39 (12)	600	659
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/42	1,075	1,188
Orange County FL School Board COP	5.000%	8/1/17 (Prere.)	135	138
Orange County FL School Board COP	5.500%	8/1/19 (Prere.)	310	342
Orange County FL Tourist Development
Revenue	5.000%	10/1/24	195	230
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	460	514
Orlando FL Contract Tourist Development Tax
Payments Revenue	5.000%	5/1/24 (Prere.)	400	476
Orlando FL Contract Tourist Development Tax
Payments Revenue	5.250%	5/1/24 (Prere.)	200	242
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/18	400	426
Orlando FL Utility Commission Utility System
Revenue	5.000%	4/1/19 (Prere.)	1,350	1,460
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/23	175	207
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/25	125	151
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/22	50	39
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/32	45	33
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/39	590	423
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	5.375%	10/1/47	140	149
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/18 (Prere.)	210	220
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/18 (Prere.)	105	110
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/18 (Prere.)	65	70
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/21 (Prere.)	5	6
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/24	145	164
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/31	95	106

Port St. Lucie FL Special Assessment Revenue
(Southwest Annexation District)	5.000%	7/1/17 (Prere.)	1,000	1,017
Port St. Lucie FL Utility Revenue	5.000%	9/1/18 (Prere.)	100	106
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	10	11
Reedy Creek FL Improvement District GO	5.000%	6/1/38	290	324
South Florida Water Management District COP	5.000%	10/1/33	275	310
Tallahassee FL Energy System Revenue	5.000%	10/1/37 (14)	1,000	1,023
Tallahassee FL Utility System Revenue	5.000%	10/1/32	105	108
Tallahassee FL Utility System Revenue	5.000%	10/1/37	150	154
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/18 (ETM)	120	128
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/18 (Prere.)	85	90
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/19 (ETM)	250	274
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.250%	9/1/27	635	735
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.500%	9/1/30	250	290
				35,935
Georgia (2.7%)
Atlanta GA Metropolitan Rapid Transit Authority
Revenue	5.000%	7/1/39	215	231
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	575	648
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	50	56
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	245	276
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	1,535	1,740
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	2,120	2,403
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/27 (4)	150	186
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33	1,000	1,146
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/40	1,590	1,791
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/43	475	534
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/41	280	315
Georgia GO	5.000%	7/1/17	250	255
Georgia GO	4.000%	9/1/17	215	219
Georgia GO	5.000%	7/1/18 (Prere.)	150	158
Georgia GO	5.000%	1/1/19 (Prere.)	350	376
Georgia GO	5.000%	7/1/19	100	109
Georgia GO	5.000%	7/1/19	665	726
Georgia GO	5.000%	7/1/19	200	203
Georgia GO	5.000%	10/1/21	250	288
Georgia GO	5.000%	2/1/22	100	116
Georgia GO	4.500%	11/1/22	135	151
Georgia GO	5.000%	12/1/23	1,000	1,197
Georgia GO	5.000%	7/1/24	130	137
Georgia GO	5.000%	7/1/24	800	964
Georgia GO	4.000%	7/1/25	1,785	2,032
Georgia GO	5.000%	7/1/26	800	984
Georgia GO	5.000%	7/1/27	100	115
Georgia Road & Tollway Authority GAN	5.000%	6/1/17	200	203
Georgia Road & Tollway Authority Revenue	5.000%	3/1/21	500	569
Gwinnett County GA School District GO	4.500%	10/1/17	200	205
Gwinnett County GA School District GO	5.000%	8/1/21	1,600	1,839
Gwinnett County GA School District GO	5.000%	8/1/22	1,000	1,172
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	4.500%	7/1/17 (Prere.)	185	188
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/20 (14)	570	638
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	5.250%	7/1/36	180	195

Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	400	441
Municipal Electric Authority Georgia Revenue	5.000%	7/1/60	100	108
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/18 (Prere.)	555	589
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	10/1/38	900	1,032
Private Colleges & University Authority of
Georgia Revenue (Savannah College of Art &
Design)	5.000%	4/1/44	500	524
Sandy Springs GA Public Facilities Authority
(City Center Project)	5.000%	5/1/41	500	577
				25,636
Hawaii (0.8%)
Hawaii GO	5.000%	5/1/18 (Prere.)	95	100
Hawaii GO	5.000%	5/1/18 (Prere.)	5	5
Hawaii GO	5.000%	11/1/18	600	641
Hawaii GO	5.000%	12/1/18	500	535
Hawaii GO	5.000%	12/1/21 (Prere.)	90	104
Hawaii GO	5.000%	12/1/21 (Prere.)	390	451
Hawaii GO	5.000%	12/1/21 (Prere.)	135	156
Hawaii GO	5.000%	12/1/21 (Prere.)	125	145
Hawaii GO	5.000%	12/1/21 (Prere.)	65	75
Hawaii GO	5.000%	8/1/23	115	136
Hawaii GO	5.000%	8/1/23 (Prere.)	40	47
Hawaii GO	5.000%	8/1/24	210	251
Hawaii GO	5.000%	10/1/24	90	108
Hawaii GO	5.000%	8/1/25	445	530
Hawaii GO	5.000%	12/1/26	260	295
Hawaii GO	5.000%	10/1/27	500	596
Hawaii GO	5.000%	10/1/27	275	332
Hawaii GO	5.000%	12/1/27	195	221
Hawaii GO	5.000%	8/1/28	50	58
Hawaii GO	5.000%	12/1/28	100	113
Hawaii GO	5.000%	8/1/29	150	175
Hawaii GO	5.000%	8/1/30	125	144
Hawaii GO	5.000%	8/1/30	420	488
Hawaii GO	3.000%	4/1/36	470	422
Honolulu HI City & County GO	5.000%	11/1/27	325	375
Honolulu HI City & County GO	5.000%	11/1/32	300	340
Honolulu HI City & County GO	5.000%	10/1/39	300	341
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/37	175	196
				7,380
Idaho (0.0%)
Idaho Housing & Finance Association RAN	5.250%	7/15/18 (Prere.)	65	69
Idaho Housing & Finance Association RAN	5.000%	7/15/26	75	88
				157
Illinois (3.7%)
Chicago IL GO	5.000%	1/1/23	35	35
Chicago IL GO	5.000%	12/1/23 (2)	100	100
Chicago IL GO	4.300%	1/1/24 (2)	100	100
Chicago IL GO	5.000%	1/1/27 (4)	200	211
Chicago IL GO	4.750%	1/1/28 (14)	75	75
Chicago IL GO	5.000%	1/1/28 (4)	100	106
Chicago IL GO	5.000%	1/1/29 (4)	100	105
Chicago IL GO	4.750%	1/1/30 (4)	185	185

Chicago IL GO	4.750%	1/1/32 (4)	170	170
Chicago IL GO	5.000%	1/1/32 (14)	100	100
Chicago IL GO	5.500%	1/1/33	100	98
Chicago IL GO	5.500%	1/1/34	150	147
Chicago IL GO	4.750%	1/1/36 (4)	395	396
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/18	100	107
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/24	275	322
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/26	60	71
Chicago IL Midway Airport Revenue	5.000%	1/1/25	75	84
Chicago IL Midway Airport Revenue	5.000%	1/1/27	60	67
Chicago IL O'Hare International Airport Revenue	4.500%	1/1/18 (Prere.)	610	630
Chicago IL O'Hare International Airport Revenue	6.500%	1/1/21 (Prere.)	25	30
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24	185	214
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26	100	115
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/28	85	96
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/30	200	224
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	140	152
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	500	555
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	500	551
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	50	53
Chicago IL O'Hare International Airport Revenue	5.625%	1/1/35	100	112
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/39	525	563
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/39	435	488
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/44	125	134
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/49	250	274
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.000%	12/1/51 (4)	500	533
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20	500	539
Chicago IL Wastewater Transmission Revenue	0.000%	1/1/28 (14)	275	185
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	150	159
Chicago IL Water Revenue	5.000%	11/1/29	50	54
Chicago IL Water Revenue	5.000%	11/1/32 (2)	250	251
Chicago IL Water Revenue	5.250%	11/1/38	350	361
Chicago IL Waterworks Revenue	5.000%	11/1/30	250	274
Chicago IL Waterworks Revenue	5.000%	11/1/36 (2)	175	175
Cook County IL GO	5.000%	11/15/17 (14)	300	309
Cook County IL GO	5.000%	11/15/18	25	26
Cook County IL GO	5.000%	11/15/21	25	27
Cook County IL GO	5.250%	11/15/22	165	181
Cook County IL GO	5.000%	11/15/23	250	280
Cook County IL GO	5.250%	11/15/24	200	221
Cook County IL GO	5.000%	11/15/25	125	138
Cook County IL GO	5.250%	11/15/25	100	109
Cook County IL GO	5.000%	11/15/28	85	90
Cook County IL GO	5.250%	11/15/28	1,075	1,166
Cook County IL Sales Tax Revenue	5.000%	11/15/37	250	268
Illinois Finance Authority Revenue (DePaul
University)	6.125%	4/1/21 (Prere.)	205	243
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	5.000%	9/1/46	140	149
Illinois Finance Authority Revenue (University of
Chicago)	4.000%	10/1/32	90	93

Illinois Finance Authority Revenue (University of
Chicago)	4.000%	10/1/33	50	52
Illinois Finance Authority Revenue (University of
Chicago)	4.000%	10/1/49	90	90
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/51	75	81
Illinois GO	3.875%	9/1/17	540	547
Illinois GO	5.000%	2/1/19	135	140
Illinois GO	5.000%	8/1/19	1,390	1,454
Illinois GO	4.000%	2/1/20	100	102
Illinois GO	5.000%	7/1/20	125	132
Illinois GO	4.000%	9/1/20	135	138
Illinois GO	4.000%	2/1/21	100	101
Illinois GO	5.000%	7/1/21	125	131
Illinois GO	5.000%	8/1/21	1,285	1,353
Illinois GO	5.000%	5/1/22	55	58
Illinois GO	5.000%	8/1/22 (4)	200	218
Illinois GO	4.000%	9/1/22	200	201
Illinois GO	5.000%	7/1/23	50	52
Illinois GO	5.000%	8/1/23	480	503
Illinois GO	5.000%	1/1/24	50	51
Illinois GO	5.000%	2/1/24	125	131
Illinois GO	5.500%	7/1/24	500	534
Illinois GO	5.000%	2/1/25	500	522
Illinois GO	5.000%	3/1/25	390	401
Illinois GO	5.500%	7/1/25	260	276
Illinois GO	4.000%	8/1/25	170	165
Illinois GO	5.000%	8/1/25	60	62
Illinois GO	5.500%	7/1/26	160	169
Illinois GO	5.000%	2/1/27	50	51
Illinois GO	5.000%	2/1/27	500	517
Illinois GO	5.000%	5/1/27	250	256
Illinois GO	5.000%	5/1/29	75	76
Illinois GO	5.250%	7/1/29	130	133
Illinois GO	4.000%	2/1/31 (4)	250	247
Illinois GO	5.000%	5/1/35	150	150
Illinois GO	5.000%	5/1/36	50	50
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/22	100	114
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/23	175	201
Illinois Municipal Electric Agency Power Supply
System Revenue	4.000%	2/1/33	250	255
Illinois Regional Transportation Authority
Revenue	6.500%	7/1/26 (14)	65	83
Illinois Sales Tax Revenue	4.750%	6/15/19 (Prere.)	75	81
Illinois Sales Tax Revenue	5.250%	6/15/19 (Prere.)	160	175
Illinois Sales Tax Revenue	5.000%	6/15/20	220	242
Illinois Sales Tax Revenue	5.000%	6/15/20	100	110
Illinois Sales Tax Revenue	5.000%	6/15/21	175	196
Illinois Sales Tax Revenue	5.000%	6/15/23	400	457
Illinois Sales Tax Revenue	5.000%	6/15/24	315	362
Illinois Sports Facility Authority Revenue	0.000%	6/15/26 (2)	90	60
Illinois Sports Facility Authority Revenue	5.000%	6/15/27 (4)	330	364
Illinois Toll Highway Authority Revenue	5.500%	1/1/18 (Prere.)	50	52
Illinois Toll Highway Authority Revenue	4.000%	12/1/31	185	192
Illinois Toll Highway Authority Revenue	5.000%	12/1/32	90	101

Illinois Toll Highway Authority Revenue	5.000%	1/1/36	360	398
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	750	824
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	375	411
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	460	506
Illinois Toll Highway Authority Revenue	5.000%	1/1/39	50	55
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	200	220
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	1,050	1,154
Metro. Pier & Exposition Auth. Illinois Dedicated
Sales Tax Rev.	0.000%	6/15/34 (14)	250	108
Metropolitan Pier & Exposition Authority
IllinoisDedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	6/15/50 (4)	350	365
Metropolitan Pier & Exposition Authority	0.000%	6/15/47 (4)	120	25
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	105	80
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	180	115
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	70	39
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/34 (14)	255	107
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	520	126
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/46 (4)	615	133
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.250%	6/15/50	50	51
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.500%	6/15/50	235	243
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/20 (14)	215	193
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/20	70	75
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/22	100	109
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/26	115	121
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/28	500	522
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/31 (14)	620	315
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/32 (14)	430	207
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/37 (14)	200	73
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/41	200	49

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	4.250%	6/15/42	315	293
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/43 (4)	320	82
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/45 (4)	340	78
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	6/15/50	340	343
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.200%	6/15/50	350	356
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/50	570	81
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/51	185	25
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	12/15/51 (4)	570	92
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/32	175	179
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/35	185	187
Northern Illinois Municipal Power Agency Project
Revenue (Prairie State Project)	5.000%	1/1/18 (Prere.)	225	233
Northern Illinois Municipal Power Agency Project
Revenue (Prairie State Project)	5.000%	1/1/18 (Prere.)	130	135
Springfield IL Electric Revenue	5.000%	3/1/18 (Prere.)	365	381
Springfield IL Electric Revenue	5.000%	3/1/33	500	550
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/31	190	77
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/32	90	34
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/33	300	105
				34,545
Indiana (0.4%)
Indiana Finance Authority Highway Revenue	5.000%	12/1/23	195	231
Indiana Finance Authority Highway Revenue	5.000%	12/1/25	220	266
Indiana Finance Authority Highway Revenue	5.000%	6/1/27	300	364
Indiana Finance Authority Revenue	5.000%	2/1/25	50	60
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/21 (Prere.)	340	386
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/41	700	776
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/41 (14)	500	557
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/41	145	160
Indiana Municipal Power Agency Revenue	6.000%	1/1/19 (Prere.)	100	109
Indiana Municipal Power Agency Revenue	4.000%	1/1/42	110	111
Indiana Municipal Power Agency Revenue	5.000%	1/1/42	500	553

Indianapolis Local Public Improvement Bond
Bank	5.250%	1/1/19 (Prere.)	10	11
Indianapolis Local Public Improvement Bond
Bank	5.500%	1/1/19 (Prere.)	30	32
Indianapolis Local Public Improvement Bond
Bank	5.750%	1/1/19 (Prere.)	20	22
Indianapolis Local Public Improvement Bond
Bank	5.250%	1/1/29 (12)	50	54
Indianapolis Local Public Improvement Bond
Bank	5.500%	1/1/29	120	129
Indianapolis Local Public Improvement Bond
Bank	5.750%	1/1/38	80	87
				3,908
Iowa (0.1%)
Iowa Finance Authority Revenue	5.000%	8/1/20	285	320
Iowa Special Obligation Revenue	5.000%	6/1/28	250	297
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/19 (Prere.)	555	603
				1,220
Kansas (0.2%)
Kansas Department of Transportation Highway
Revenue	5.500%	3/1/19 (4)	205	223
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/20	30	34
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	115	139
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/30	750	881
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/34	195	225
Seward County KS Unified School District No.
480 GO	5.000%	9/1/39	90	103
Seward County KS Unified School District No.
480 GO	5.000%	9/1/39	410	450
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/40	75	83
				2,138
Kentucky (0.4%)
Kentucky Municipal Power Agency Power
System Revenue	4.000%	9/1/39 (14)	110	111
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/42 (14)	150	164
Kentucky Property & Building Commission
Revenue	5.250%	2/1/18	110	114
Kentucky Property & Building Commission
Revenue	5.000%	8/1/18	345	364
Kentucky Property & Building Commission
Revenue	5.375%	11/1/18 (Prere.)	160	172
Kentucky Property & Building Commission
Revenue	5.500%	11/1/18 (Prere.)	320	345
Kentucky Property & Building Commission
Revenue	5.250%	2/1/19 (Prere.)	230	248
Kentucky Property & Building Commission
Revenue	5.250%	2/1/19 (Prere.)	445	481
Kentucky Property & Building Commission
Revenue	5.000%	11/1/20	120	127

Kentucky Property & Building Commission
Revenue	5.000%	8/1/22	375	428
Kentucky Property & Building Commission
Revenue	5.000%	8/1/23	105	121
Kentucky Property & Building Commission
Revenue	5.250%	2/1/24 (12)	15	16
Kentucky Property & Building Commission
Revenue	5.000%	11/1/26	500	579
Kentucky Property & Building Commission
Revenue	5.500%	11/1/28	30	32
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	200	223
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System	3.000%	5/15/46	500	427
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System Revenue	5.000%	5/15/34	100	112
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System Revenue	4.250%	5/15/38 (12)	65	67
				4,131
Louisiana (0.5%)
East Baton Rouge Parish LA Sewer
Commission Revenue	5.250%	2/1/19 (Prere.)	55	59
East Baton Rouge Parish LA Sewer
Commission Revenue	5.000%	2/1/39	100	111
Lafayette LA Communications System Revenue	5.250%	11/1/17 (Prere.)	275	284
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/23	500	577
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/23	145	166
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/36	150	168
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/41	110	123
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/45	290	315
Louisiana GO	5.000%	8/1/25	100	118
Louisiana GO	5.000%	9/1/34	1,000	1,129
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/43	100	108
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	4.000%	2/1/48	130	130
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/37	495	551
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/39	100	111
Louisiana Public Facilities Authority Lease
Revenue	5.000%	7/1/51	150	161
Louisiana Public Facilities Authority Lease
Revenue	5.000%	7/1/56	150	159
Louisiana Public Facilities Authority Revenue
(Hurricane Recovery Program)	4.500%	6/1/17 (Prere.)	110	111
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.000%	10/1/41	315	330

New Orleans LA Sewage Service Revenue	5.000%	6/1/44	215	235
				4,946
Maryland (2.2%)
Baltimore County MD GO	3.000%	2/1/34	295	282
Baltimore MD Project Revenue	4.500%	7/1/32 (2)	300	303
Baltimore MD Project Revenue	5.000%	7/1/38	60	67
Baltimore MD Project Revenue	5.000%	7/1/41	660	731
Baltimore MD Project Revenue	5.000%	7/1/43	105	116
Howard County MD GO	3.000%	2/15/30	100	100
Maryland Department of Transportation
Revenue	5.000%	9/1/18 (Prere.)	205	217
Maryland Department of Transportation
Revenue	5.000%	2/15/23	500	590
Maryland Department of Transportation
Revenue	4.000%	12/15/26	150	166
Maryland Department of Transportation
Revenue	3.000%	12/15/30	755	744
Maryland GO	4.500%	8/1/17	1,000	1,019
Maryland GO	5.000%	8/1/17	1,000	1,021
Maryland GO	5.000%	3/1/18	100	104
Maryland GO	5.000%	7/15/18 (Prere.)	115	122
Maryland GO	5.000%	3/1/19 (Prere.)	60	65
Maryland GO	5.000%	3/1/19	110	119
Maryland GO	5.000%	3/15/19 (Prere.)	375	405
Maryland GO	5.000%	3/15/19	125	135
Maryland GO	5.000%	8/1/19 (Prere.)	200	218
Maryland GO	5.000%	8/1/20	500	562
Maryland GO	4.500%	8/1/21	200	225
Maryland GO	5.000%	8/1/21	500	575
Maryland GO	5.000%	8/1/21	125	140
Maryland GO	5.000%	8/1/21	150	172
Maryland GO	5.000%	3/1/22	250	283
Maryland GO	5.000%	3/1/22 (Prere.)	250	289
Maryland GO	5.000%	8/1/23	250	298
Maryland GO	5.000%	3/1/24	730	859
Maryland GO	5.000%	6/1/24	940	1,131
Maryland GO	4.000%	8/1/24	700	792
Maryland GO	5.000%	8/1/24	200	241
Maryland GO	5.000%	8/1/24	115	136
Maryland GO	4.000%	6/1/25	1,000	1,123
Maryland GO	5.000%	3/1/26	75	87
Maryland GO	5.000%	6/1/26	1,000	1,190
Maryland GO	3.000%	3/1/27	350	355
Maryland GO	4.000%	6/1/27	330	365
Maryland GO	4.000%	8/1/27	960	1,058
Maryland GO	3.000%	3/1/28	295	298
Maryland GO	3.000%	3/1/30	200	201
Maryland GO	3.000%	6/1/31	500	488
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/38 (4)	100	105
Maryland Transportation Authority Facilities
Projects Revenue	4.500%	7/1/41 (4)	775	785
Maryland Transportation Authority GAN	5.250%	3/1/19	545	591
Montgomery County MD GO	5.000%	7/1/21	245	281
Montgomery County MD GO	5.000%	11/1/23	750	895
Montgomery County MD GO	5.000%	11/1/25	500	603

Montgomery County MD GO	5.000%	11/1/26	115	138
				20,790
Massachusetts (5.3%)
Massachusetts Bay Transportation Authority
Assessment Revenue	4.050%	7/1/41	50	51
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/41	260	291
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/17	115	117
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/18 (Prere.)	130	138
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/18	425	452
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	90	109
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/40	850	963
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/45	535	603
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	560	609
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	40	44
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/37	25	27
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	7/1/17 (Prere.)	145	147
Massachusetts Development Finance Agency
Revenue (Boston University)	4.000%	10/1/46	600	603
Massachusetts Development Finance Agency
Revenue (Brandeis University)	5.000%	10/1/35	565	613
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/41	410	430
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/47	500	531
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/20 (Prere.)	1,550	1,750
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/22	250	293
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/30	740	888
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/36	880	1,101
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/40	100	127
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/43	380	426
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/24	60	72
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/26	320	379
Massachusetts GO	5.000%	8/1/17	600	613
Massachusetts GO	5.000%	8/1/17 (Prere.)	500	510
Massachusetts GO	5.000%	8/1/17 (Prere.)	360	368
Massachusetts GO	5.000%	12/1/17	1,085	1,123
Massachusetts GO	5.000%	8/1/18 (Prere.)	125	132
Massachusetts GO	5.500%	8/1/18	745	795

Massachusetts GO	5.000%	3/1/19 (Prere.)	1,350	1,457
Massachusetts GO	5.000%	7/1/19 (Prere.)	50	55
Massachusetts GO	5.000%	8/1/19	600	656
Massachusetts GO	5.000%	4/1/21 (Prere.)	100	114
Massachusetts GO	5.000%	8/1/21 (Prere.)	100	115
Massachusetts GO	5.250%	8/1/21	75	87
Massachusetts GO	5.250%	9/1/21 (4)	500	578
Massachusetts GO	5.250%	8/1/22	250	295
Massachusetts GO	5.000%	3/1/23	500	588
Massachusetts GO	5.250%	8/1/23	75	90
Massachusetts GO	5.000%	10/1/23	150	172
Massachusetts GO	5.000%	7/1/24	335	400
Massachusetts GO	5.250%	9/1/25 (4)	150	185
Massachusetts GO	5.000%	7/1/26	500	609
Massachusetts GO	5.000%	7/1/27	125	153
Massachusetts GO	5.000%	7/1/27	775	893
Massachusetts GO	4.000%	10/1/27	225	239
Massachusetts GO	5.000%	7/1/29	445	529
Massachusetts GO	4.000%	11/1/29	100	107
Massachusetts GO	5.000%	7/1/30	505	590
Massachusetts GO	4.000%	7/1/31	200	210
Massachusetts GO	5.000%	7/1/33	100	115
Massachusetts GO	5.000%	7/1/35	1,000	1,144
Massachusetts GO	5.000%	8/1/35	100	112
Massachusetts GO	3.375%	10/1/35	200	192
Massachusetts GO	5.000%	7/1/36	840	958
Massachusetts GO	4.000%	9/1/37	200	206
Massachusetts GO	3.250%	9/1/38	200	183
Massachusetts GO	3.600%	10/1/38	160	154
Massachusetts GO	5.000%	12/1/38	750	864
Massachusetts GO	4.000%	5/1/39	255	260
Massachusetts GO	3.625%	10/1/39	100	96
Massachusetts GO	4.000%	5/1/40	100	102
Massachusetts GO	3.625%	10/1/41	800	768
Massachusetts GO	4.000%	4/1/42	500	509
Massachusetts GO	4.000%	4/1/42	955	966
Massachusetts GO	4.500%	12/1/43	1,405	1,518
Massachusetts GO	5.000%	7/1/45	400	453
Massachusetts GO	5.000%	3/1/46	585	652
Massachusetts GO	4.000%	4/1/46	770	782
Massachusetts Health & Educational Facilities
Authority Revenue (Berklee College of Music)	5.000%	10/1/17 (Prere.)	170	175
Massachusetts Health & Educational Facilities
Authority Revenue (Berklee College of Music)	5.000%	10/1/37	10	10
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	10/1/17 (Prere.)	685	704
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/19 (Prere.)	335	370
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/33	100	128
Massachusetts Port Authority Revenue	5.000%	7/1/45	160	180
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.500%	8/15/17 (Prere.)	240	245
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.500%	8/15/17 (Prere.)	90	92
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.750%	8/15/17 (Prere.)	725	741

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/18	1,250	1,327
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/19	75	82
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/19	595	654
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/21	360	414
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/26	200	231
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	750	862
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	1,400	1,608
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/31	1,000	1,157
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	275	309
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	55	62
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/41	485	544
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	11/15/46	300	306
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/46	400	456
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/30 (14)	125	156
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.375%	6/1/43	85	89
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/44	1,710	1,928
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	4.000%	6/1/45	150	155
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	120	128
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/19	100	110
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/22	400	468
Massachusetts Water Resources Authority
Revenue	4.500%	2/1/17 (Prere.)	100	100
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/18	1,100	1,166
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	170	186
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	210	229
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/31 (4)	80	99
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/36	100	104
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/37	125	140
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/40	500	517

Massachusetts Water Resources Authority
Revenue	5.000%	8/1/40	250	287
University of Massachusetts Building Authority
Revenue	5.000%	11/1/40	60	68
University of Massachusetts Building Authority
Revenue	5.000%	11/1/44	85	95
University of Massachusetts Building Authority
Revenue	4.000%	11/1/45	150	152
				49,295
Michigan (1.6%)
Detroit MI City School District GO	5.250%	5/1/27 (4)	110	128
Detroit MI City School District GO	5.250%	5/1/32 (4)	125	144
Detroit MI GO	5.250%	3/1/17 (Prere.)	100	103
Detroit MI Sewage Disposal System Revenue	5.250%	7/1/29 (13)	100	105
Detroit MI Water Supply System Revenue	5.750%	7/1/23 (13)	250	265
Detroit MI Water Supply System Revenue	5.250%	7/1/41	500	533
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/33	520	572
Holland MI Electric Utility System Revenue	5.000%	7/1/27	250	280
Holland MI Electric Utility System Revenue	5.000%	7/1/33	780	869
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/28	500	566
Lansing MI Board of Water & Light Utility
System Revenue	5.000%	7/1/37	50	55
Lansing MI Board of Water & Light Utility
System Revenue	5.500%	7/1/41	250	283
Michigan Building Authority Revenue	5.000%	4/15/19	215	232
Michigan Building Authority Revenue	5.000%	4/15/22	100	115
Michigan Building Authority Revenue	5.000%	4/15/23	115	133
Michigan Building Authority Revenue	5.000%	10/15/32	250	285
Michigan Building Authority Revenue	5.000%	4/15/33	485	544
Michigan Building Authority Revenue	5.000%	10/15/33	125	142
Michigan Building Authority Revenue	5.000%	4/15/38	1,130	1,247
Michigan Building Authority Revenue	5.000%	4/15/41	500	555
Michigan Building Authority Revenue	5.000%	10/15/50	110	121
Michigan Finance Authority Revenue	5.000%	4/1/19	250	267
Michigan Finance Authority Revenue	5.000%	4/1/21	250	276
Michigan Finance Authority Revenue	5.000%	7/1/44	620	659
Michigan Finance Authority Revenue (Detroit
School District)	5.000%	5/1/18	600	627
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/17	250	254
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/25 (4)	400	459
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/25 (4)	250	287
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/26 (4)	280	319
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/32 (4)	115	127
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/34	485	523
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	200	208
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	200	218

Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/20	110	120
Michigan GAN	5.000%	3/15/22	300	344
Michigan GAN	5.000%	3/15/27	350	416
Michigan GO	5.250%	9/15/17 (Prere.)	245	252
Michigan GO	5.000%	11/1/18 (Prere.)	50	53
Michigan GO	5.000%	5/1/19	65	68
Michigan Grant Anticipation Revenue	5.250%	9/15/17 (Prere.)	400	411
Michigan Trunk Line Revenue	5.500%	11/1/18	65	70
Michigan Trunk Line Revenue	5.000%	11/1/19	50	55
University of Michigan Revenue	5.000%	4/1/40	500	571
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/42 (4)	230	246
Wayne State University Michigan Revenue	5.000%	11/15/18 (Prere.)	155	166
Wayne State University Michigan Revenue	5.000%	11/15/24 (4)	200	212
Western Michigan University Revenue	5.000%	5/15/18 (Prere.)	50	52
				14,537
Minnesota (0.7%)
Hennepin County MN Sales Tax Revenue	4.750%	12/15/17 (Prere.)	250	258
Minnesota General Fund Revenue	5.000%	3/1/27	500	565
Minnesota General Fund Revenue	5.000%	3/1/29	760	860
Minnesota GO	5.000%	8/1/17	125	128
Minnesota GO	5.000%	8/1/17 (Prere.)	545	556
Minnesota GO	5.000%	8/1/17 (Prere.)	145	148
Minnesota GO	5.000%	10/1/17	900	925
Minnesota GO	5.000%	10/1/18	350	373
Minnesota GO	5.000%	8/1/19	200	219
Minnesota GO	5.000%	11/1/19	75	83
Minnesota GO	5.000%	8/1/20	500	561
Minnesota GO	5.000%	8/1/21	485	541
Minnesota GO	5.000%	8/1/22	160	178
Minnesota GO	5.000%	8/1/23	200	222
Minnesota Municipal Power Agency Revenue	5.000%	1/1/40	415	460
				6,077
Mississippi (0.2%)
Mississippi Development Bank Special
Obligation Revenue	5.250%	8/1/20 (Prere.)	500	565
Mississippi GO	5.000%	10/1/20	75	84
Mississippi GO	5.000%	11/1/21	150	173
Mississippi GO	5.000%	10/1/36	855	957
				1,779
Missouri (0.4%)
Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Mass Transit
Sales Tax Revenue	5.000%	10/1/28	100	106
Jackson County MO Special Obligation
Revenue (Truman Sports Complex Project)	5.000%	12/1/31	150	170
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.125%	4/1/18 (Prere.)	300	314
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/40	500	550
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/27	50	58
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/19	1,210	1,313

Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/25	100	120
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	6.000%	1/1/19 (Prere.)	115	126
Springfield MO Public Utility Revenue	5.000%	8/1/20	250	280
Springfield MO Public Utility Revenue	4.000%	8/1/31	130	137
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	5.500%	7/1/30 (14)	50	60
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/42	250	280
				3,514
Nebraska (0.3%)
Nebraska GO (Lincoln-West Haymarket Joint
Public Agency)	5.000%	12/15/42	50	56
Nebraska Public Power District Revenue	5.000%	1/1/18 (Prere.)	520	539
Nebraska Public Power District Revenue	4.000%	1/1/44	810	817
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/21	150	170
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/28	250	298
Omaha NE Public Power District Electric
Revenue	4.000%	2/1/38	175	179
Omaha NE Public Power District Electric
Revenue	4.000%	2/1/42	150	152
Omaha NE Public Power District Electric
Revenue	5.250%	2/1/42	135	154
				2,365
Nevada (1.2%)
Clark County NV GO	5.000%	11/1/27	600	723
Clark County NV GO	5.000%	6/1/33	55	57
Clark County NV GO	5.000%	6/1/38	295	307
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/19 (Prere.)	500	545
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/17 (Prere.)	100	102
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/17 (Prere.)	200	204
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/30	100	108
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.250%	7/1/39 (4)	115	124
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.250%	7/1/42	110	119
Clark County NV School District GO	3.500%	6/15/17 (Prere.)	125	126
Clark County NV School District GO	4.500%	6/15/17 (14)	55	56
Clark County NV School District GO	5.500%	6/15/17	100	102
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	245	254
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	400	422
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	155	163
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	320	337
Clark County NV School District GO	5.000%	6/15/18	720	759

Clark County NV School District GO	5.000%	6/15/18 (Prere.)	250	264
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	1,125	1,186
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	50	53
Clark County NV School District GO	5.000%	6/15/21 (14)	125	131
Clark County NV School District GO	5.000%	6/15/22 (14)	75	78
Clark County NV School District GO	5.000%	6/15/23 (14)	325	339
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/28	155	180
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/29	160	185
Las Vegas NV GO	6.000%	4/1/19 (Prere.)	100	110
Las Vegas Valley Water District Nevada GO	5.000%	2/1/30	220	228
Las Vegas Valley Water District Nevada GO	5.000%	6/1/34	250	285
Las Vegas Valley Water District Nevada GO	5.000%	2/1/35	150	155
Las Vegas Valley Water District Nevada GO	5.000%	2/1/36	105	108
Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	60	66
Las Vegas Valley Water District Nevada GO	5.000%	6/1/39	195	220
Las Vegas Valley Water District Nevada GO	5.000%	6/1/41	140	159
Las Vegas Valley Water District Nevada GO	4.000%	6/1/42	200	207
Las Vegas Valley Water District Nevada GO	5.000%	6/1/42	285	317
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/17 (Prere.)	125	129
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	3/1/22	50	58
Nevada Capital Improvement GO	5.000%	4/1/20	250	278
Nevada GO	5.000%	12/1/17 (Prere.)	100	103
Nevada GO	5.000%	4/1/24	110	130
Nevada GO	5.000%	11/1/24	115	137
Nevada GO	5.000%	11/1/26	250	296
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/27	200	240
Nevada Unemployment Compensation Revenue	5.000%	12/1/17	100	103
Truckee Meadows NV Water Authority Water
Revenue	4.500%	7/1/30 (4)	200	203
Washoe County NV Highway Fuel Tax Revenue	5.000%	2/1/29	885	943
				11,399
New Hampshire (0.0%)
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)	5.250%	6/1/19 (Prere.)	365	399

New Jersey (5.0%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.125%	11/1/17 (4)	90	93
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/20	485	528
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.000%	11/1/22	50	56
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/28 (4)	500	323
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.750%	11/1/28 (4)	300	364

New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.250%	11/1/44	150	147
New Jersey COP	5.250%	6/15/19 (Prere.)	250	273
New Jersey COP	5.250%	6/15/19 (Prere.)	200	219
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/46	1,495	1,658
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	155	164
New Jersey Economic Development Authority
Revenue	4.000%	6/15/24	100	99
New Jersey Economic Development Authority
Revenue	5.000%	6/15/41	200	199
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/17	100	101
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/24	130	139
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	4.250%	6/15/27	320	325
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/28	250	264
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/17 (ETM)	15	15
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17 (Prere.)	120	123
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17 (ETM)	590	604
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/19 (ETM)	1,000	1,076
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/19	400	419
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20	220	232
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/21	250	264
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (14)	100	111
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	350	368
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	885	931
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/23	575	607
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	3.000%	3/1/24	710	660
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/24	750	784
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	250	265
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	1,715	1,778
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	250	264
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	155	159
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.375%	6/15/27	110	108

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/27	165	170
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	455	465
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/29	180	183
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	740	749
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/38	150	149
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	100	99
New Jersey Economic Development Authority
Revenue(Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/48	100	102
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	215	225
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/18 (Prere.)	140	148
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/17 (Prere.)	100	102
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/33	160	163
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/35	1,000	1,041
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/37	300	304
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.000%	7/1/45	140	145
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18 (Prere.)	100	105
New Jersey GO	5.000%	6/1/20	300	330
New Jersey GO	5.000%	6/1/22	500	561
New Jersey GO	5.000%	6/1/28	125	139
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.250%	10/1/18 (Prere.)	15	16
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.250%	10/1/38	40	40
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	100	107
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/19	150	159
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/20	200	215
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/21	150	156
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/22	150	155
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/23	150	155
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/23	100	109
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/24	160	165

New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/25	200	217
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/27	300	323
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	300	319
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,000	1,026
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	150	158
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	225	230
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/31	1,000	1,023
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	0.000%	12/15/35 (2)	160	63
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/25	580	601
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	12/15/25 (2)	245	252
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/28	600	613
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.750%	12/15/31	200	210
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/32	250	252
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/36	145	145
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	0.000%	12/15/36	170	58
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.750%	6/15/38	150	144
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	660	657
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	400	396
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/46	50	49
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/18 (Prere.)	1,000	1,090
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	200	211
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	325	344
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	500	530
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	635	688
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/22	125	133
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/22	65	69
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	170	185
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/23	565	600

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23 (2)	255	275
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/23	215	235
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/24	140	148
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	250	264
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/26	450	472
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	405	267
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/26 (2)	100	103
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/27 (2)	130	133
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28 (2)	745	440
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	220	122
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	100	52
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	280	138
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30 (14)	100	52
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	495	230
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	700	708
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	500	514
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32 (4)	965	458
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	60	26
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/32 (2)	900	921
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	305	117
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/34 (2)	660	675
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	870	311
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	250	254
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	415	132
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	720	217
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	150	45
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.875%	12/15/38	700	744
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/38	250	265

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	155	44
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/40	880	237
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	370	367
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	315	313
New Jersey Turnpike Authority Revenue	5.000%	1/1/19	80	86
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	150	165
New Jersey Turnpike Authority Revenue	5.000%	1/1/25	200	230
New Jersey Turnpike Authority Revenue	5.250%	1/1/26 (4)	240	291
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	170	193
New Jersey Turnpike Authority Revenue	5.250%	1/1/27 (4)	50	61
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	100	114
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	100	114
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	195	221
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	100	113
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	100	113
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	400	449
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	170	191
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	645	721
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	990	1,095
New Jersey Turnpike Authority Revenue	4.000%	1/1/43	100	101
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	435	477
New Jersey Turnpike Authority Revenue	5.000%	1/1/45	850	937
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue (City of
Newark Redevelopment Projects)	4.375%	1/1/37 (14)	105	105
Rutgers State University New Jersey Revenue	5.000%	5/1/19 (Prere.)	315	341
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/20	130	142
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/39	80	86
				46,388
New Mexico (0.1%)
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/17	350	356
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/18	125	132
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/19	150	163
				651
New York (20.7%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	895	1,026
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.500%	1/15/20 (Prere.)	255	293
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/46	175	45
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/47	240	60
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/42	200	217
Hudson Yards Infrastructure Corp. New York
Revenue	4.500%	2/15/47 (14)	1,905	1,908

Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47	1,425	1,441
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47 (3)	1,015	1,023
Long Island NY Power Authority Electric System
Revenue	5.500%	4/1/19 (Prere.)	400	437
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/19 (Prere.)	150	165
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/19 (Prere.)	135	148
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/19 (Prere.)	335	371
Long Island NY Power Authority Electric System
Revenue	5.500%	5/1/19 (Prere.)	300	329
Long Island NY Power Authority Electric System
Revenue	6.000%	5/1/19 (Prere.)	550	609
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/22 (4)	100	89
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/26 (4)	110	85
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	100	112
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/28 (4)	270	192
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	500	542
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/41	495	552
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/42	480	518
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	1,000	1,096
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/45	200	220
Nassau County NY GO	5.000%	4/1/39	250	273
Nassau County NY GO	5.000%	4/1/43	300	327
New York City NY GO	5.000%	8/1/17	100	102
New York City NY GO	5.000%	8/1/17	735	750
New York City NY GO	5.000%	8/1/17	950	970
New York City NY GO	5.000%	8/1/18	500	529
New York City NY GO	5.000%	8/1/18	240	254
New York City NY GO	5.000%	8/1/18	500	529
New York City NY GO	5.000%	8/1/18	405	429
New York City NY GO	5.000%	8/1/18	750	794
New York City NY GO	5.000%	8/1/18	2,000	2,118
New York City NY GO	5.000%	5/15/19 (Prere.)	15	16
New York City NY GO	5.000%	8/1/19	195	213
New York City NY GO	5.000%	8/1/19	120	131
New York City NY GO	5.000%	8/1/19	175	191
New York City NY GO	5.000%	8/1/19	1,000	1,020
New York City NY GO	5.000%	8/1/19	250	273
New York City NY GO	4.000%	9/1/19	255	267
New York City NY GO	5.000%	8/1/20	210	230
New York City NY GO	5.000%	8/1/20	310	347
New York City NY GO	5.000%	8/1/20	500	560
New York City NY GO	5.000%	8/1/20	300	336
New York City NY GO	5.000%	8/1/20	1,300	1,456

New York City NY GO	5.000%	8/1/21	125	137
New York City NY GO	5.000%	8/1/21	300	343
New York City NY GO	5.000%	8/1/22	60	70
New York City NY GO	5.000%	8/1/22	300	349
New York City NY GO	5.000%	8/1/22	60	70
New York City NY GO	5.000%	8/1/22	120	139
New York City NY GO	5.000%	4/1/23	700	804
New York City NY GO	5.000%	8/1/23	125	137
New York City NY GO	5.000%	8/1/23	250	286
New York City NY GO	5.000%	4/1/24	150	157
New York City NY GO	5.000%	8/1/24	550	653
New York City NY GO	5.000%	8/1/24	575	683
New York City NY GO	5.000%	8/1/24	435	517
New York City NY GO	5.000%	8/1/24	285	329
New York City NY GO	5.000%	8/1/24	200	231
New York City NY GO	5.000%	8/1/24	1,000	1,187
New York City NY GO	5.000%	2/1/25	120	124
New York City NY GO	5.000%	8/1/25	140	166
New York City NY GO	5.000%	8/1/25	350	418
New York City NY GO	5.000%	8/1/25	200	231
New York City NY GO	5.000%	8/1/25	475	555
New York City NY GO	5.000%	4/1/26	100	104
New York City NY GO	5.000%	8/1/26	500	576
New York City NY GO	5.000%	8/1/26	1,000	1,194
New York City NY GO	5.500%	11/15/26	100	107
New York City NY GO	5.125%	12/1/26	100	103
New York City NY GO	5.000%	4/1/27	275	314
New York City NY GO	5.000%	8/1/27	200	234
New York City NY GO	5.000%	8/1/27	200	236
New York City NY GO	5.000%	8/1/28	300	349
New York City NY GO	5.000%	8/1/28	55	64
New York City NY GO	5.000%	10/1/28	225	259
New York City NY GO	5.000%	8/1/29	240	277
New York City NY GO	5.000%	8/1/29	315	364
New York City NY GO	5.000%	3/1/30	100	114
New York City NY GO	5.000%	8/1/30	185	217
New York City NY GO	5.000%	10/1/30	315	354
New York City NY GO	5.000%	5/15/31	230	246
New York City NY GO	4.000%	8/1/32	800	841
New York City NY GO	5.000%	8/1/32	110	126
New York City NY GO	5.000%	10/1/32	185	208
New York City NY GO	5.000%	8/1/33	1,000	1,127
New York City NY GO	5.000%	8/1/35	50	56
New York City NY GO	4.000%	12/1/43	265	270
New York City NY IDA (Yankee Stadium)	5.000%	3/1/31 (3)	20	20
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/36 (14)	100	101
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	4.500%	3/1/39 (3)	675	676
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	4.750%	3/1/46 (14)	100	100
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/46 (3)	565	569

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.500%	6/15/17 (Prere.)	55	56
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/17 (Prere.)	85	86
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/18 (Prere.)	15	16
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	240	273
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	170	188
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/30	120	138
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	2,110	2,293
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/33 (14)	50	51
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/34	150	156
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	460	524
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	1,000	1,129
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/35	15	15
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	625	675
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/36 (4)	150	152
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	170	178
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.500%	6/15/38	500	518
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	790	801
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	350	394
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.500%	6/15/39 (14)	205	207
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	700	755
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	300	340
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	100	113
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	765	861
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	1,220	1,317
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	260	282
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	120	131
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	180	190
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	115	127

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	740	834
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	1,415	1,605
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/44	210	215
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	710	786
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	1,055	1,177
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/44	400	452
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/45	100	102
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	1,405	1,567
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/46	230	234
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	1,475	1,638
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	500	561
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	1,690	1,886
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	355	394
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	250	277
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	355	398
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/18	110	117
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/21	250	289
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/22	200	235
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26	125	149
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/27	295	351
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	295	349
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/30	165	193
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/31	1,305	1,522
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25	160	182
New York City NY Transitional Finance Authority
Building Aid Revenue	3.250%	7/15/27	100	102
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/30	60	64
New York City NY Transitional Finance Authority
Building Aid Revenue	4.500%	1/15/31 (14)	350	351
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	80	92

New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	170	189
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	320	361
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	605	647
New York City NY Transitional Finance Authority
Building Aid Revenue	5.500%	1/15/33	315	340
New York City NY Transitional Finance Authority
Building Aid Revenue	6.000%	7/15/33	280	299
New York City NY Transitional Finance Authority
Building Aid Revenue	4.250%	1/15/34 (14)	245	245
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/34	700	723
New York City NY Transitional Finance Authority
Building Aid Revenue	5.375%	1/15/34	140	150
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/35	750	850
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	100	111
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36 (12)	100	100
New York City NY Transitional Finance Authority
Building Aid Revenue	4.500%	1/15/38	80	82
New York City NY Transitional Finance Authority
Building Aid Revenue	5.500%	1/15/39	245	264
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/40	730	744
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/42	160	166
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	300	336
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	350	361
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	200	220
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	240	271
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	125	144
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	100	115
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/22	450	518
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	215	250
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	595	689
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	150	182
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	150	180
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	200	238
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	125	145

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	100	118
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/29	195	230
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/29	415	477
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	210	240
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	50	57
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/31	300	346
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	185	214
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	100	115
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/32	1,850	2,147
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	150	172
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	200	230
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	100	115
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	500	572
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/33	205	237
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	140	160
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	400	443
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/34	950	1,089
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	320	362
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	480	547
New York City NY Transitional Finance Authority
Future Tax Revenue	3.000%	2/1/35	300	273
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	305	337
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/35	500	573
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	450	512
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/36	230	259
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/36	185	194
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/37	625	712
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/38	200	227
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/38	85	96

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	285	317
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	165	188
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/39	690	715
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/39	500	564
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	480	532
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/40	1,030	1,168
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/41	440	494
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/42	225	233
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/42	600	673
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/42	1,200	1,350
New York Convention Center Development
Corp. Revenue	5.000%	11/15/40	100	112
New York Liberty Development Corp. Revenue	5.000%	12/15/41	1,235	1,352
New York Liberty Development Corp. Revenue	5.000%	11/15/44	505	554
New York Liberty Development Corp. Revenue	5.750%	11/15/51	625	711
New York Metropolitan Transportation Authority
Revenue	4.500%	11/15/17 (Prere.)	120	123
New York Metropolitan Transportation Authority
Revenue	4.500%	11/15/17 (Prere.)	80	82
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	100	103
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	70	75
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	245	262
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/18 (Prere.)	50	55
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	50	55
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	300	329
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	150	165
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	115	129
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	120	137
New York Metropolitan Transportation Authority
Revenue	5.000%	11/1/22	295	343
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	495	576
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	275	319
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	100	116
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	500	545

New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	250	293
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	100	106
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	475	550
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/28	155	169
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	150	174
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	10	12
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/34	1,215	1,364
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	150	169
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/36	390	436
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/36 (4)	220	246
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/37	350	391
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	150	166
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	50	55
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/38	175	198
New York Metropolitan Transportation Authority
Revenue	4.250%	11/15/39	100	103
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/39	310	347
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	110	122
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/41	290	323
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	50	55
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	550	608
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/43	455	504
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/43	240	264
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/44	805	891
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/45	250	277
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/46	250	278
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/55	55	61
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/56	1,600	1,757
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	1,580	1,722

New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.000%	11/15/30	500	313
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/30	55	66
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/36	300	346
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/46	1,785	1,905
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	665	712
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/56	200	214
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/25	100	119
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/41	410	453
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/35	250	279
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/41	125	138
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/45	250	280
New York State Dormitory Authority Revenue	5.250%	5/15/19 (2)	50	54
New York State Dormitory Authority Revenue	5.000%	3/15/26	480	586
New York State Dormitory Authority Revenue	5.000%	3/15/27	100	120
New York State Dormitory Authority Revenue	5.000%	3/15/30	750	888
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/38	410	432
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	400	446
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/46	290	380
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/39	2,005	2,166
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.125%	7/1/19 (Prere.)	250	273
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/36	170	194
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/39	120	129
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/41	655	674
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/48	190	214
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/17	100	101
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/17 (Prere.)	200	201
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	260	271
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	50	52

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	100	104
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18 (Prere.)	150	157
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/18	600	633
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	1,005	1,083
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	1,500	1,616
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	556
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	60	67
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/20	180	204
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	125	142
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	400	455
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	145	165
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/21	265	305
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/22	350	406
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	100	118
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	250	287
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	100	119
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/24	525	612
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/25	145	174
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	140	168
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	250	300
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	180	213
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	75	89
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/27	500	581
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/28	500	600
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/28	860	1,004
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/28	400	464
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	80	93
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	350	399

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	65	76
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/29	100	116
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	400	455
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	1,215	1,409
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	520	600
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	150	172
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	155	173
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	235	269
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/35	750	851
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/36	500	562
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	290	327
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/38	105	118
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	55	62
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	1,190	1,338
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/41	1,000	1,139
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	1,020	1,121
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/20	600	651
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/37	600	669
New York State Dormitory Authority Revenue
(State University Educational Facilities)	4.000%	5/15/17	100	101
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/18	400	420
New York State Dormitory Authority Revenue
(State University Educational Facilities)	4.000%	5/15/19	225	239
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/20	75	83
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/23	50	58
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/24	35	40
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/29	500	573
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/18	500	523
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/19	355	384
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/23	500	591

New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	105	125
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/26	250	300
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/26	250	296
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	120	141
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	1,000	1,216
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/28	270	322
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/28	1,000	1,158
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/30	100	117
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	115	134
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	100	116
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	500	582
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	950	1,097
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/44	1,120	1,257
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/18	100	106
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/21	250	264
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.750%	6/15/32	100	101
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.500%	6/15/36	100	101
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/37	85	89
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	250	288
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	6/15/46	100	103
New York State GO	3.500%	3/1/43	350	348
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/20	100	105
New York State Thruway Authority Revenue	5.000%	5/1/19	1,290	1,394
New York State Thruway Authority Revenue	5.000%	5/1/19 (4)	985	1,064
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	130	134
New York State Thruway Authority Revenue	5.000%	1/1/26	350	398
New York State Thruway Authority Revenue	5.000%	1/1/31	125	142
New York State Thruway Authority Revenue	5.000%	1/1/31	330	369
New York State Thruway Authority Revenue	4.125%	1/1/42	210	215

New York State Thruway Authority Revenue	5.000%	1/1/51	515	565
New York State Thruway Authority Revenue	4.000%	1/1/56	100	99
New York State Thruway Authority Revenue	5.250%	1/1/56	100	112
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	175	195
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/31	500	555
New York State Thruway Authority Revenue
(Personal Income Tax)	5.500%	3/15/19 (2)	285	311
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	250	278
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	200	228
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	340	380
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	60	68
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/18 (Prere.)	105	110
New York State Urban Development Corp.
Revenue	5.000%	1/1/18	150	156
New York State Urban Development Corp.
Revenue	5.500%	1/1/19	100	108
New York State Urban Development Corp.
Revenue	5.000%	3/15/20	240	267
New York State Urban Development Corp.
Revenue	5.250%	1/1/22	200	211
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/17	400	402
New York State Urban Development Corp.
Revenue (Personal Income Tax)	4.500%	3/15/18 (Prere.)	50	52
New York State Urban Development Corp.
Revenue (Personal Income Tax)	4.500%	3/15/18 (Prere.)	55	57
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	145	155
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	170	188
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	300	348
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/23	300	354
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	360	424
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	270	317
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	300	363
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/27	1,000	1,198
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	160	190
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	540	623
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	400	461

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	65	75
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	55	63
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	500	584
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	115	128
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	185	212
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	250	285
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	300	345
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	525	598
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/35	250	286
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/36	195	210
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.250%	3/15/38	250	270
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18 (4)	100	104
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/20	310	333
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	460	507
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/20	75	85
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/21	60	69
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/26	100	119
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/30	70	81
Port Authority of New York & New Jersey
Revenue	4.750%	7/15/31	100	105
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/31	250	258
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	750	830
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	250	289
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	500	543
Port Authority of New York & New Jersey
Revenue	5.000%	6/1/33	255	292
Port Authority of New York & New Jersey
Revenue	4.000%	7/15/33	40	42
Port Authority of New York & New Jersey
Revenue	4.750%	7/15/33	1,370	1,434
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	50	57
Port Authority of New York & New Jersey
Revenue	4.500%	11/15/34 (2)	85	87

Port Authority of New York & New Jersey
Revenue	5.000%	9/1/36	60	68
Port Authority of New York & New Jersey
Revenue	4.750%	11/1/36	140	149
Port Authority of New York & New Jersey
Revenue	5.000%	8/15/37 (4)	125	128
Port Authority of New York & New Jersey
Revenue	4.500%	10/15/37	385	411
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/37	400	412
Port Authority of New York & New Jersey
Revenue	4.500%	9/15/39	300	320
Port Authority of New York & New Jersey
Revenue	4.000%	1/15/42	100	102
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/45	300	336
Port Authority of New York & New Jersey
Revenue	4.000%	10/15/45	360	372
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/46	500	567
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	250	284
Port Authority of New York & New Jersey
Revenue	6.125%	6/1/94	200	237
Suffolk County NY Water Authority Water
System Revenue	3.000%	6/1/32	200	189
Triborough Bridge & Tunnel Authority New York
Revenue	4.750%	5/15/18 (Prere.)	540	566
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	5/15/18 (Prere.)	50	53
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	5/15/18 (Prere.)	50	53
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/18	110	117
Triborough Bridge & Tunnel Authority New York
Revenue	5.500%	11/15/20 (14)	185	212
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/21	80	92
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/22	495	579
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/23	125	148
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/24	75	90
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/25	125	143
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	105	122
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	175	200
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/29	200	128
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/30	160	98
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/31	140	82

Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/32	370	215
Triborough Bridge & Tunnel Authority New York
Revenue	3.000%	11/15/34	240	223
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/38	805	853
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/38	500	561
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/40	835	942
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/42	900	1,031
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/46	70	80
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/47	770	880
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	255	280
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/23	600	689
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/24	630	737
Utility Debt Securitization Authority New York
Revenue	5.000%	6/15/25	100	117
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/26	750	896
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	245	284
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	180	208
Utility Debt Securitization Authority New York
Revenue	3.000%	12/15/32	100	98
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	50	58
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	155	177
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	500	586
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	250	289
Utility Debt Securitization Authority New York
Revenue	4.000%	12/15/37	200	209
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	400	453
				193,977
North Carolina (1.6%)
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/18 (Prere.)	115	122
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/29	250	297
Charlotte NC COP	3.000%	6/1/22	200	201
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/21	300	344
Charlotte NC Water & Sewer System Revenue	4.750%	7/1/33	255	267
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/38	125	138
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	4/1/19 (Prere.)	520	562

North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/41	250	285
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/55	500	560
North Carolina Capital Improvement Revenue	4.500%	5/1/28	475	514
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (Prere.)	1,530	1,642
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/22 (ETM)	370	444
North Carolina GAN	5.250%	3/1/20	215	231
North Carolina GAN PUT	4.000%	3/1/18	125	127
North Carolina GO	5.000%	5/1/18	2,000	2,101
North Carolina GO	5.000%	5/1/19	120	130
North Carolina GO	5.000%	5/1/19	500	543
North Carolina GO	5.000%	5/1/20 (Prere.)	90	100
North Carolina GO	5.000%	5/1/20	1,000	1,116
North Carolina GO	5.000%	5/1/22	30	34
North Carolina GO	5.000%	5/1/22	500	583
North Carolina GO	5.000%	6/1/26	950	1,167
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	4.000%	1/1/18	70	72
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/19 (Prere.)	230	246
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/30	55	58
North Carolina Revenue	5.000%	11/1/19	250	275
North Carolina Revenue	5.000%	11/1/20	200	226
North Carolina Revenue	5.000%	5/1/22	475	552
North Carolina Revenue	5.000%	6/1/25	75	90
Raleigh NC Combined Enterprise System
Revenue	5.000%	3/1/21 (Prere.)	265	301
University of North Carolina University System
Revenue	5.000%	12/1/17 (Prere.)	1,120	1,158
Wake County NC GO	5.000%	3/1/22	400	465
				14,951
Ohio (1.5%)
American Municipal Power Ohio Inc. Revenue	4.375%	2/15/44	105	108
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/42	325	355
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/18 (Prere.)	50	52
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/26	50	57
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/19	150	161
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/20	210	230
Avon OH BAN	2.000%	1/24/18	1,250	1,259
Cleveland Heights OH City School District GO	4.500%	12/1/47	485	515
Cleveland OH Airport System Revenue	5.000%	1/1/29	200	219
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/37	95	105
Columbus OH GO	5.000%	7/1/25	100	122
Columbus OH GO	5.000%	7/1/26	405	495
Columbus OH Sewer Revenue	5.000%	6/1/27	50	59
Columbus OH Sewer Revenue	5.000%	6/1/28	500	586

Cuyahoga OH Community College District
Revenue	5.000%	8/1/28	275	311
Franklin County OH GO	5.000%	12/1/17 (Prere.)	100	103
Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	400	425
Hamilton County OH Sewer System Revenue	5.000%	12/1/38	110	124
Mason OH City School District BAN	2.000%	1/24/18	1,000	1,007
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/39	250	282
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/43	500	560
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/44	545	612
Northeast Ohio Regional Sewer District
Wastewater Revenue	4.000%	11/15/49	255	258
Ohio GO	5.000%	9/15/21	200	230
Ohio GO	5.000%	9/15/24	535	642
Ohio GO	5.000%	9/15/25	250	303
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/40	285	319
Ohio State University General Receipts
Revenue	5.000%	12/1/39	60	68
Ohio State University General Receipts
Revenue	4.000%	6/1/43	145	150
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/36	100	46
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/38	930	385
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	105	119
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/42	215	74
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/43	465	152
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19 (Prere.)	1,060	1,169
Sandusky OH BAN	2.000%	10/5/17	450	452
South-Western City OH School District GO	4.000%	12/1/42	220	225
Springboro OH BAN	1.500%	3/30/17	1,000	1,001
Willoughby-Eastlake City OH School District GO	5.000%	12/1/46	295	328
Willoughby-Eastlake City OH School District GO	4.000%	12/1/50	520	517
				14,185
Oklahoma (0.1%)
Oklahoma Agricultural & Mechanical Colleges	4.400%	8/1/39	175	187
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/47	200	221
Oklahoma Turnpike Authority Revenue	5.000%	1/1/22	105	118
				526
Oregon (0.4%)
North Clackamas County OR School District No.
12 GO	4.500%	6/15/17 (Prere.)	50	51
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/19 (Prere.)	700	756
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/28	150	177
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/30	500	586
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/31	400	467
Oregon GO	5.000%	12/1/23	500	596
Oregon GO	4.500%	8/1/32	65	66

Oregon GO (Veterans Welfare)	4.700%	6/1/41	175	190
Port of Portland OR International Airport
Revenue	5.500%	7/1/18 (Prere.)	50	53
Portland OR Sewer System Revenue	5.000%	3/1/35	120	131
Tri-County Metropolitan Transportation District
of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	500	506
				3,579
Pennsylvania (5.0%)
Allegheny County PA Airport Authority Revenue
(Pittsburgh International Airport)	5.000%	1/1/18 (4)	80	83
Allegheny County PA GO	5.000%	11/1/19 (Prere.)	545	599
Allegheny County PA GO	5.000%	11/1/27	440	517
Allegheny County PA GO	5.000%	11/1/28	500	584
Allegheny County PA GO	5.000%	12/1/37	215	241
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/25	335	364
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/30	150	159
Chester County PA GO	5.000%	7/15/19 (Prere.)	75	82
Chester County PA GO	5.000%	7/15/28	25	27
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/36	100	109
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	4.500%	7/1/17 (Prere.)	125	127
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	195	214
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	4.500%	1/1/32	200	216
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	100	108
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	125	135
Delaware Valley PA Regional Finance Authority
Revenue	5.600%	7/1/17 (2)	50	51
Delaware Valley PA Regional Finance Authority
Revenue	5.750%	7/1/17	250	255
Delaware Valley PA Regional Finance Authority
Revenue	5.500%	8/1/28 (2)	325	386
Delaware Valley PA Regional Finance Authority
Revenue	5.750%	7/1/32	705	856
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	115	126
Montgomery County PA Higher Education &
Health Authority Revenue (Ursinus College)	5.250%	11/1/42	400	427
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/17	1,600	1,628
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/19	390	419
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/19	1,200	1,308
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/20	360	392

Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/21	110	118
Pennsylvania GO	5.000%	3/1/17	100	100
Pennsylvania GO	5.000%	5/1/17	100	101
Pennsylvania GO	4.500%	11/1/17 (Prere.)	1,250	1,284
Pennsylvania GO	5.000%	6/1/18	500	526
Pennsylvania GO	5.000%	7/1/18	100	105
Pennsylvania GO	5.000%	7/1/18	125	132
Pennsylvania GO	5.000%	2/15/19	75	80
Pennsylvania GO	5.000%	4/15/19 (Prere.)	200	216
Pennsylvania GO	5.000%	7/1/19	70	76
Pennsylvania GO	5.000%	7/1/20	275	305
Pennsylvania GO	5.000%	7/1/21	250	282
Pennsylvania GO	5.000%	4/1/22	440	502
Pennsylvania GO	5.000%	7/1/22	655	750
Pennsylvania GO	5.000%	8/15/24	1,000	1,162
Pennsylvania GO	5.000%	11/15/24	190	214
Pennsylvania GO	5.000%	4/1/25	250	287
Pennsylvania GO	5.000%	6/1/25	500	568
Pennsylvania GO	5.000%	9/15/25	975	1,136
Pennsylvania GO	5.000%	9/15/25 (4)	1,250	1,479
Pennsylvania GO	5.000%	4/1/26	635	724
Pennsylvania GO	5.000%	6/15/26	100	115
Pennsylvania GO	5.000%	9/15/26	1,150	1,343
Pennsylvania GO	4.000%	10/15/28	100	107
Pennsylvania GO	5.000%	9/15/29	750	862
Pennsylvania GO	5.000%	3/15/31	400	446
Pennsylvania GO	4.000%	6/15/32	395	406
Pennsylvania GO	5.000%	10/15/32	430	481
Pennsylvania GO	4.000%	3/15/34	200	203
Pennsylvania GO	4.000%	9/15/34	500	510
Pennsylvania GO	3.000%	9/15/35	500	439
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	11/1/17 (Prere.)	125	129
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	100	109
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/29 (4)	100	111
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	4.750%	5/15/19 (Prere.)	370	399
Pennsylvania State University Revenue	5.000%	9/1/41	525	601
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.250%	12/1/43	50	56
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/18 (Prere.)	150	160
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/18 (Prere.)	325	342
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/18 (Prere.)	30	32
Pennsylvania Turnpike Commission Revenue	6.000%	6/1/18 (Prere.)	300	320
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/18 (Prere.)	110	118
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	20	22
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	130	141
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	55	60
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	20	22
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	10	11
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	120	131

Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	275	300
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/19 (Prere.)	100	110
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	5	6
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	65	72
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/19 (Prere.)	1,440	1,597
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/19 (Prere.)	440	491
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	20	23
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	310	355
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20 (Prere.)	110	128
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20 (Prere.)	55	64
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20 (Prere.)	90	105
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20 (Prere.)	115	134
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	60	71
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	60	65
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	300	344
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/28	65	73
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/30	200	233
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/30	35	39
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/33 (4)	200	248
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/34	2,110	2,409
Pennsylvania Turnpike Commission Revenue	5.450%	12/1/35	165	184
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,245	1,338
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/38	510	600
Pennsylvania Turnpike Commission Revenue	4.500%	12/1/38	100	102
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	695	747
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39 (12)	130	138
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	200	214
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	85	93
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	750	825
Pennsylvania Turnpike Commission Revenue	5.125%	12/1/40	215	231
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/41	95	102
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	325	352
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	250	274
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	215	235
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44 (15)	240	270
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	150	161
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	500	539
Philadelphia PA Airport Revenue	5.000%	6/15/40	50	54
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/47	500	543
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	385	396
Philadelphia PA Gas Works Revenue	5.250%	8/1/20 (Prere.)	145	164
Philadelphia PA Gas Works Revenue	4.000%	10/1/35	250	248
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	230	252
Philadelphia PA GO	5.000%	7/15/38	495	540
Philadelphia PA School District GO	5.000%	9/1/18	500	523
Philadelphia PA School District GO	5.000%	9/1/25	315	352
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/17 (4)	115	117
Philadelphia PA Water & Waste Water Revenue	4.250%	11/1/31 (2)	70	71
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40	230	253
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41	135	148
Philadelphia PA Water & Waste Water Revenue	5.125%	1/1/43	50	55
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/43	1,310	1,436
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/29	250	273

State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/32 (4)	250	271
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.000%	3/15/19 (Prere.)	470	508
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/42 (15)	250	275
				46,987
Rhode Island (0.0%)
Rhode Island Turnpike & Bridge Authority
Revenue	5.000%	10/1/40	100	111

South Carolina (1.2%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/24	125	147
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/27	350	405
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/30	780	891
Charleston SC Waterworks & Sewer Capital
Improvement Revenue	5.000%	1/1/21 (Prere.)	110	124
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/20 (Prere.)	50	55
Horry County SC School District GO	5.000%	3/1/21	250	284
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22	275	306
South Carolina Public Service Authority
Revenue	5.250%	1/1/19 (Prere.)	480	517
South Carolina Public Service Authority
Revenue	5.250%	1/1/19 (Prere.)	100	108
South Carolina Public Service Authority
Revenue	5.500%	1/1/19 (Prere.)	90	97
South Carolina Public Service Authority
Revenue	5.000%	1/1/20 (Prere.)	315	348
South Carolina Public Service Authority
Revenue	5.000%	12/1/21	75	86
South Carolina Public Service Authority
Revenue	4.000%	1/1/32	105	107
South Carolina Public Service Authority
Revenue	5.000%	12/1/33	350	396
South Carolina Public Service Authority
Revenue	5.000%	12/1/36	290	324
South Carolina Public Service Authority
Revenue	5.000%	12/1/36	275	301
South Carolina Public Service Authority
Revenue	5.000%	12/1/43	155	169
South Carolina Public Service Authority
Revenue	5.125%	12/1/43	50	56
South Carolina Public Service Authority
Revenue	3.000%	12/1/46	600	578
South Carolina Public Service Authority
Revenue	5.000%	12/1/46	665	732
South Carolina Public Service Authority
Revenue	5.000%	12/1/48	520	574

South Carolina Public Service Authority
Revenue	5.000%	12/1/49	130	142
South Carolina Public Service Authority
Revenue	5.000%	12/1/50	1,595	1,714
South Carolina Public Service Authority
Revenue	5.500%	12/1/53	110	124
South Carolina Public Service Authority
Revenue	5.500%	12/1/54	150	169
South Carolina Public Service Authority
Revenue	5.000%	12/1/55	250	270
South Carolina Public Service Authority
Revenue	5.250%	12/1/55	250	274
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/20	230	257
South Carolina Transportation Infrastructure
Revenue	3.375%	10/1/32	155	152
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/40	1,600	1,741
				11,448
Tennessee (0.3%)
Memphis-Shelby County TN Airport Authority
Revenue	5.000%	4/1/35	500	550
Memphis-Shelby County TN Sports Authority
Revenue (Memphis Arena)	5.375%	11/1/29	110	120
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/27	450	518
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/18 (Prere.)	100	104
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/18 (Prere.)	485	503
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/18	100	106
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/24	140	166
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/28	250	300
Tennessee GO	5.000%	8/1/18	490	519
Tennessee GO	5.000%	8/1/21	205	236
				3,122
Texas (9.7%)
Alamo TX Community College District GO	4.500%	8/15/33 (14)	100	102
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/46	310	347
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/37	170	191
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/41	200	223
Central Texas Regional Mobility Authority
Revenue	6.000%	1/1/21 (Prere.)	100	117
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/21 (Prere.)	275	323
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/40	300	323
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/43	950	1,001
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/45	100	107

Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/27	185	216
Cypress-Fairbanks TX Independent School
District GO	4.500%	2/15/28	250	250
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/44	1,000	1,123
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.750%	12/1/18 (Prere.)	55	59
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/18 (Prere.)	190	203
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/18 (Prere.)	125	134
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/18 (Prere.)	325	350
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/18 (Prere.)	90	97
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/18 (Prere.)	60	65
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/29 (2)	170	208
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/30 (2)	100	123
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/46	1,250	1,410
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/48	105	118
Dallas TX GO	5.000%	2/15/18	100	104
Dallas TX GO	5.000%	2/15/23	75	85
Dallas TX GO	5.000%	2/15/24	75	83
Dallas TX GO	5.000%	2/15/25	300	340
Dallas TX GO	5.000%	2/15/26	375	423
Dallas TX Independent School District GO	5.500%	2/15/18 (Prere.)	155	162
Dallas TX Independent School District GO	6.375%	2/15/18 (Prere.)	1,000	1,056
Dallas TX Independent School District GO	5.000%	8/15/24	250	299
Dallas TX Independent School District GO	5.000%	8/15/28	130	152
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/37	500	559
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/41	50	56
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/33	100	115
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	675	744
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	80	88
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/43	150	167
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/44	165	182
Dallas-Fort Worth TX International Airport
Revenue	4.000%	11/1/45	140	141
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/45	100	108
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/45	385	421
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	5.000%	3/1/32	50	56

Fort Bend TX Grand Parkway Toll Road
Authority Revenue	5.000%	3/1/37	300	333
Fort Bend TX Grand Parkway Toll Road
Authority Revenue	4.000%	3/1/46	300	302
Fort Bend TX Independent School District GO	5.000%	8/15/19	175	191
Fort Bend TX Independent School District GO	4.750%	8/15/34	50	52
Fort Worth TX Independent School District GO	5.000%	2/15/18	520	542
Fort Worth TX Independent School District GO	5.000%	2/15/34	300	326
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/23	700	821
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.250%	10/1/51	940	1,060
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.000%	4/1/53	1,450	1,597
Harris County TX Flood Control District Revenue	5.000%	10/1/34	865	955
Harris County TX Flood Control District Revenue	5.000%	10/1/39	100	110
Harris County TX GO	5.750%	10/1/18 (Prere.)	350	377
Harris County TX GO	5.000%	8/15/22	85	99
Harris County TX GO	5.000%	10/1/23	205	230
Harris County TX GO	5.000%	10/1/24	135	158
Harris County TX GO	5.000%	8/15/28	250	297
Harris County TX GO	5.000%	10/1/28	500	591
Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue	5.000%	11/1/36	740	826
Harris County TX Sports Authority Revenue	5.000%	11/15/30	190	213
Harris County TX Sports Authority Revenue	0.000%	11/15/34 (4)	175	81
Harris County TX Sports Authority Revenue	0.000%	11/15/43 (4)	200	60
Harris County TX Toll Road Revenue	5.000%	8/15/18 (Prere.)	575	609
Harris County TX Toll Road Revenue	5.250%	8/15/18 (Prere.)	950	1,011
Harris County TX Toll Road Revenue	5.000%	8/15/19 (Prere.)	150	164
Harris County TX Toll Road Revenue	5.000%	8/15/24	200	237
Harris County TX Toll Road Revenue	5.000%	8/15/29	265	302
Houston TX Airport System Revenue	5.000%	7/1/26	75	84
Houston TX Airport System Revenue	5.000%	7/1/27 (14)	730	742
Houston TX Community College GO	5.000%	2/15/34	130	146
Houston TX Community College System GO	5.000%	2/15/33	415	469
Houston TX Community College System GO	5.000%	2/15/36	400	436
Houston TX GO	5.000%	3/1/18 (Prere.)	100	104
Houston TX GO	5.000%	3/1/18	300	313
Houston TX GO	5.250%	3/1/18 (Prere.)	310	324
Houston TX GO	5.000%	3/1/19 (Prere.)	90	97
Houston TX GO	5.000%	3/1/24	10	11
Houston TX GO	5.000%	3/1/24	500	568
Houston TX GO	5.000%	3/1/28	300	349
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project)	4.750%	11/15/17 (Prere.)	150	155
Houston TX Independent School District GO	5.000%	2/15/17 (Prere.)	200	200
Houston TX Independent School District GO	5.000%	2/15/22	120	139
Houston TX Independent School District GO
PUT	4.000%	6/1/17	500	505
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	160	166
Houston TX Utility System Revenue	5.375%	5/15/19 (Prere.)	110	120
Houston TX Utility System Revenue	6.000%	5/15/19 (Prere.)	1,000	1,108
Houston TX Utility System Revenue	5.000%	5/15/22	270	312
Houston TX Utility System Revenue	5.000%	5/15/24	250	296
Houston TX Utility System Revenue	5.000%	11/15/24	80	95
Houston TX Utility System Revenue	5.000%	5/15/27	575	669
Houston TX Utility System Revenue	5.250%	11/15/28	215	243

Houston TX Utility System Revenue	5.250%	11/15/29	160	181
Houston TX Utility System Revenue	5.000%	11/15/34	200	227
Houston TX Utility System Revenue	5.000%	11/15/36	125	140
Houston TX Utility System Revenue	5.000%	11/15/44	75	84
Irving TX Combination Tax & Hotel Occupancy
Revenue GO	5.000%	8/15/39	375	400
Judson TX Independent School District GO	4.500%	2/1/17 (Prere.)	135	135
Judson TX Independent School District GO	4.500%	2/1/35	65	65
Keller TX Independent School District GO	5.250%	2/15/19 (Prere.)	180	195
Keller TX Independent School District GO	5.500%	2/15/19 (Prere.)	735	798
Klein TX Independent School District GO	5.000%	8/1/18 (Prere.)	75	79
Lake Travis TX Independent School District GO	5.000%	2/15/42	510	563
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/17 (Prere.)	100	100
Leander TX Independent School District GO	5.000%	8/15/26	400	467
Leander TX Independent School District GO	5.000%	8/15/40	380	429
Lewisville TX Independent School District GO	5.000%	2/15/19 (Prere.)	100	108
Lewisville TX Independent School District GO	5.000%	2/15/19 (Prere.)	325	350
Lewisville TX Independent School District GO	5.000%	2/15/19 (Prere.)	125	134
Lewisville TX Independent School District GO	5.000%	8/15/20	400	449
Lewisville TX Independent School District GO	4.000%	8/15/26	400	447
Lone Star College System Texas GO	5.000%	8/15/18 (Prere.)	150	159
Lone Star College System Texas GO	5.000%	8/15/18 (Prere.)	35	37
Lone Star College System Texas GO	5.000%	2/15/24	90	106
Lone Star College System Texas GO	5.000%	8/15/38	35	37
Lower Colorado River Authority Texas Revenue	6.250%	5/15/18 (Prere.)	250	267
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	150	162
Lower Colorado River Authority Texas Revenue	5.500%	5/15/33	195	210
Lower Colorado River Authority Texas Revenue	5.000%	5/15/39	200	220
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	125	135
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	540	586
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/35 (13)	300	314
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	4.000%	5/15/39	220	224
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/40 (4)	100	108
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/41	275	296
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/22	600	661
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/46	130	139
North Harris County TX Regional Water
Authority Revenue	5.250%	12/15/18 (Prere.)	485	522
North Harris County TX Regional Water
Authority Revenue	5.375%	12/15/18 (Prere.)	375	405
North Texas Tollway Authority System Revenue	5.125%	1/1/18 (Prere.)	2,275	2,361
North Texas Tollway Authority System Revenue	5.500%	1/1/18	170	177
North Texas Tollway Authority System Revenue	5.625%	1/1/18 (Prere.)	50	52
North Texas Tollway Authority System Revenue	5.750%	1/1/18 (Prere.)	2,000	2,087
North Texas Tollway Authority System Revenue	5.750%	1/1/19 (Prere.)	950	1,032
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	100	109

North Texas Tollway Authority System Revenue	5.000%	1/1/20	150	165
North Texas Tollway Authority System Revenue	5.000%	1/1/21	105	118
North Texas Tollway Authority System Revenue	6.000%	1/1/23	50	54
North Texas Tollway Authority System Revenue	5.000%	1/1/27	180	207
North Texas Tollway Authority System Revenue	5.250%	9/1/27	80	92
North Texas Tollway Authority System Revenue	5.125%	1/1/28 (14)	10	10
North Texas Tollway Authority System Revenue	5.000%	1/1/30	375	423
North Texas Tollway Authority System Revenue	5.000%	1/1/30	230	264
North Texas Tollway Authority System Revenue	5.000%	9/1/31	185	206
North Texas Tollway Authority System Revenue	0.000%	1/1/32 (12)	155	86
North Texas Tollway Authority System Revenue	5.000%	9/1/32	270	301
North Texas Tollway Authority System Revenue	5.625%	1/1/33	5	5
North Texas Tollway Authority System Revenue	5.625%	1/1/33	10	10
North Texas Tollway Authority System Revenue	0.000%	1/1/35 (12)	200	95
North Texas Tollway Authority System Revenue	5.500%	9/1/36	70	80
North Texas Tollway Authority System Revenue	0.000%	1/1/37 (12)	135	59
North Texas Tollway Authority System Revenue	0.000%	1/1/38 (12)	600	251
North Texas Tollway Authority System Revenue	5.000%	1/1/38	500	550
North Texas Tollway Authority System Revenue	4.000%	1/1/39	1,785	1,785
North Texas Tollway Authority System Revenue	5.000%	1/1/40	895	989
North Texas Tollway Authority System Revenue	5.500%	9/1/41	270	307
North Texas Tollway Authority System Revenue	5.000%	1/1/42	190	207
North Texas Tollway Authority System Revenue	6.000%	1/1/43	325	369
North Texas Tollway Authority System Revenue	5.250%	1/1/44	25	26
North Texas Tollway Authority System Revenue
PUT	1.950%	1/1/19	500	503
Plano TX Independent School District GO	5.250%	2/15/18 (Prere.)	170	178
Port of Houston Authority of Harris County
Texas Tax Revenue	5.000%	10/1/35	100	111
Red River TX Education Finance Corp. Revenue
(Texas Christian University Project)	5.000%	3/15/43	85	94
Round Rock TX Independent School District GO	5.000%	8/1/33	200	211
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/18	60	62
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	200	215
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	110	118
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/20	1,600	1,771
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	70	81
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	195	229
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/24	150	181
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/32	150	174
San Antonio TX GO	5.000%	2/1/20	200	222
San Antonio TX Independent School District GO	5.000%	2/15/24	100	119
San Antonio TX Public Facilities Corp. Lease
Revenue	4.000%	9/15/33	140	144
San Antonio TX Public Facilities Corp. Lease
Revenue	4.000%	9/15/34	70	72
San Antonio TX Public Facilities Corp. Lease
Revenue	4.000%	9/15/42	815	820
San Antonio TX Water Revenue	4.500%	5/15/17 (Prere.)	185	187

San Antonio TX Water Revenue	5.000%	5/15/26	705	815
San Antonio TX Water Revenue	4.500%	5/15/32 (14)	330	333
San Antonio TX Water Revenue	4.500%	5/15/37 (14)	95	96
San Jacinto TX Community College District GO	5.000%	2/15/19 (Prere.)	1,025	1,104
Spring Branch TX Independent School District
GO	5.250%	2/1/17 (Prere.)	200	200
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/37	115	128
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/52	680	748
Texas GO	5.000%	4/1/18 (Prere.)	190	199
Texas GO	5.000%	4/1/18 (Prere.)	100	105
Texas GO	5.000%	4/1/20	100	111
Texas GO	5.000%	10/1/20	500	563
Texas GO	5.000%	10/1/22	545	639
Texas GO	5.000%	10/1/25	500	592
Texas GO	5.000%	10/1/27	145	171
Texas GO	5.000%	10/1/27	55	65
Texas GO	5.000%	10/1/28	100	116
Texas GO	5.000%	4/1/44	200	225
Texas GO	5.000%	10/1/44	1,320	1,497
Texas Municipal Power Agency Revenue	5.000%	9/1/40	170	186
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	210	237
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	6/30/40	1,150	1,315
Texas Private Activity Surface Transportation
Corp. Revenue (LBJ Infrastructure Group)	7.000%	6/30/34	115	131
Texas State University System Financing
System Revenue	5.000%	3/15/27	1,000	1,210
Texas Transportation Commission GO	5.000%	10/1/18	200	213
Texas Transportation Commission GO	5.000%	10/1/21	300	345
Texas Transportation Commission GO	5.000%	4/1/23	100	118
Texas Transportation Commission GO	5.000%	4/1/24	365	435
Texas Transportation Commission GO	5.000%	10/1/25	720	862
Texas Transportation Commission GO	5.000%	4/1/26	100	115
Texas Transportation Commission GO	5.000%	10/1/26	500	599
Texas Transportation Commission GO	5.000%	4/1/31	300	344
Texas Transportation Commission Mobility Fund
GO	5.000%	4/1/17 (Prere.)	105	106
Texas Transportation Commission Mobility Fund
GO	4.750%	4/1/18 (Prere.)	530	553
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/28	55	65
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/29	50	59
Texas Transportation Commission Mobility Fund
GO	4.500%	4/1/35 (14)	250	252
Texas Transportation Commission Revenue	5.000%	4/1/17 (Prere.)	300	302
Texas Transportation Commission Revenue	4.000%	10/1/18	190	199
Texas Transportation Commission Revenue	5.000%	4/1/19	140	152
Texas Transportation Commission Revenue	5.000%	4/1/20	540	601
Texas Transportation Commission Revenue	5.000%	10/1/20	500	564
Texas Transportation Commission Revenue	5.000%	4/1/21	380	433
Texas Transportation Commission Revenue	5.000%	10/1/21	1,800	2,074
Texas Transportation Commission Revenue	5.000%	10/1/21	300	346
Texas Transportation Commission Revenue	5.000%	10/1/22	150	176

Texas Transportation Commission Revenue	5.000%	4/1/24	445	531
Texas Transportation Commission Revenue	5.000%	10/1/24	90	108
Texas Transportation Commission Revenue	5.000%	10/1/25	235	285
Texas Transportation Commission Revenue	5.000%	10/1/26	350	426
Texas Transportation Commission Revenue	5.000%	10/1/30	500	591
Texas Transportation Commission Revenue	5.000%	4/1/34	100	113
Texas Transportation Commission Revenue	5.000%	8/15/41	100	109
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	1,500	1,632
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	670	736
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/42	400	433
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/22 (2)	95	83
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/36	500	223
Texas Water Development Board Revenue	5.000%	7/15/26	100	102
Texas Water Development Board Revenue	5.000%	10/15/30	100	117
Texas Water Development Board Revenue	5.000%	10/15/31	525	611
Texas Water Development Board Revenue	5.000%	10/15/40	700	796
Texas Water Development Board Revenue	5.000%	10/15/45	400	453
Texas Water Financial Assistance GO	4.000%	8/1/41	100	105
University of Texas Permanent University Fund
Revenue	5.250%	7/1/30	55	68
University of Texas Permanent University Fund
Revenue	4.000%	7/1/34	300	316
University of Texas Permanent University Fund
Revenue	5.000%	7/1/41	300	339
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	50	56
University of Texas System Revenue Financing
System Revenue	5.375%	8/15/23	110	133
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	100	121
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	900	1,087
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/26	550	669
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/26	230	280
University of Texas System Revenue Financing
System Revenue	4.250%	8/15/36	100	100
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/43	450	505
				90,361
Utah (0.7%)
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/21	210	221
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/22	480	506
University of Utah Revenue	5.000%	8/1/32	135	153
Utah GO	5.000%	7/1/18 (Prere.)	200	211
Utah GO	5.000%	7/1/18	800	845
Utah GO	5.000%	7/1/20	1,400	1,571
Utah GO	5.000%	7/1/21 (Prere.)	250	286
Utah GO	5.000%	7/1/25	395	477

Utah Transit Authority Sales Tax Revenue	4.750%	6/15/18 (Prere.)	240	252
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/18 (Prere.)	195	206
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/18 (Prere.)	75	79
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	340	406
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28	60	71
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	80	94
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	500	529
Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	500	256
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/37	270	301
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	250	285
				6,749
Vermont (0.0%)
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/41	200	209
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain
College Project)	5.000%	10/15/46	200	208
				417
Virginia (1.5%)
Arlington County VA GO	5.000%	8/1/22	240	281
Chesapeake Bay VA Bridge & Tunnel District
Revenue	5.000%	7/1/51	500	537
Fairfax County VA GO	4.000%	10/1/27	300	335
Fairfax County VA Public Improvement GO	5.000%	4/1/21	350	399
Fairfax County VA Public Improvement GO	5.000%	4/1/23	110	130
Fairfax VA GO	4.000%	1/15/31	120	127
Hampton Roads VA Sanitation & Wastewater
District Revenue	5.000%	4/1/18 (Prere.)	85	89
Richmond VA Public Utility Revenue	5.000%	1/15/19 (Prere.)	120	129
Richmond VA Public Utility Revenue	5.000%	1/15/32	750	872
University of Virginia Revenue	5.000%	6/1/40	1,285	1,346
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/28	1,295	1,414
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/31	1,000	1,153
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/23	315	373
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/27	500	606
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/31	700	742
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/32	380	399
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/33	50	56
Virginia Commonwealth Transportation Board
Revenue	4.500%	5/15/36	335	361
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/37	1,800	1,860
Virginia GO	5.000%	6/1/19	200	218
Virginia GO	5.000%	6/1/26	250	302
Virginia GO	5.000%	6/1/27	85	102
Virginia Public School Authority Revenue	5.000%	8/1/19	130	142

Virginia Public School Authority Revenue	5.000%	8/1/22	380	443
Virginia Public School Authority Revenue	5.000%	8/1/22	50	58
Virginia Public School Authority Revenue	5.000%	8/1/23	355	413
Virginia Public School Authority Revenue	5.000%	8/1/25	275	333
Virginia Public School Authority Revenue	5.000%	8/1/26	300	359
				13,579
Washington (2.5%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/31	200	233
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/32	100	116
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/35	350	401
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/45	1,450	1,641
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/18	1,850	1,954
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/19	260	283
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/21	75	86
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/30	200	230
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	215	219
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/25	50	60
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/25	555	668
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/26	1,250	1,420
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/28	50	55
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/18	900	951
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/27	250	300
King County WA Sewer Revenue	5.000%	1/1/19 (Prere.)	550	590
King County WA Sewer Revenue	5.000%	7/1/20 (Prere.)	95	106
King County WA Sewer Revenue	5.125%	1/1/21 (Prere.)	35	40
King County WA Sewer Revenue	5.125%	1/1/37	30	33
King County WA Sewer Revenue	5.000%	1/1/45	30	33
King County WA Sewer Revenue	5.000%	1/1/52	205	224
Northwest Energy Washington Electric Revenue
(Columbia Generating Station)	5.250%	7/1/18	125	133
Port of Seattle WA Revenue	5.000%	2/1/30	250	291
Port of Seattle WA Revenue	5.000%	8/1/31	100	113
Port of Tacoma WA GO	5.000%	6/1/18 (Prere.)	115	121
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20 (Prere.)	15	17
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/23	60	66
University of Washington Revenue	3.125%	7/1/42	630	559
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/17 (Prere.)	500	509
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/18	60	63
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	235	277
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/25	100	107
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/29	200	232
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33	500	569

Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/41	760	844
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/21	100	114
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/22	90	105
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/24	70	81
Washington GO	5.000%	7/1/17	200	204
Washington GO	5.000%	7/1/17	1,200	1,221
Washington GO	5.000%	1/1/18 (Prere.)	100	104
Washington GO	5.000%	1/1/18 (Prere.)	65	67
Washington GO	5.000%	1/1/18 (Prere.)	195	202
Washington GO	5.000%	1/1/18	530	550
Washington GO	5.000%	7/1/18 (Prere.)	100	106
Washington GO	5.000%	7/1/18 (Prere.)	80	84
Washington GO	5.000%	7/1/18 (Prere.)	60	63
Washington GO	5.000%	7/1/18	210	222
Washington GO	5.000%	7/1/18 (Prere.)	170	180
Washington GO	5.000%	7/1/18	150	158
Washington GO	5.000%	1/1/19 (Prere.)	85	91
Washington GO	5.000%	2/1/19 (Prere.)	60	65
Washington GO	5.000%	1/1/20	175	193
Washington GO	5.000%	1/1/21	150	170
Washington GO	5.000%	8/1/21	315	361
Washington GO	4.000%	7/1/26	350	372
Washington GO	5.000%	7/1/26	150	180
Washington GO	3.000%	7/1/29	275	265
Washington GO	5.000%	8/1/30	75	86
Washington GO	5.000%	7/1/32	100	115
Washington GO	5.000%	7/1/32	100	114
Washington GO	5.000%	7/1/33	275	313
Washington GO	5.000%	7/1/33	500	574
Washington GO	5.000%	8/1/34	250	275
Washington GO	5.250%	2/1/36	700	784
Washington GO	5.000%	8/1/37	480	548
Washington GO	5.000%	2/1/38	1,000	1,121
Washington GO	5.000%	8/1/39	500	569
				23,201
West Virginia (0.0%)
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/40	160	175
West Virginia University Revenue	5.000%	10/1/36	50	55
				230
Wisconsin (0.8%)
State of Wisconsin	5.750%	5/1/19 (Prere.)	10	11
State of Wisconsin	5.750%	5/1/19 (Prere.)	125	133
State of Wisconsin	5.750%	5/1/29	90	98
State of Wisconsin	5.750%	5/1/33	1,150	1,250
Wisconsin GO	5.000%	5/1/19 (2)	175	190
Wisconsin GO	6.000%	5/1/19 (Prere.)	450	498
Wisconsin GO	5.000%	11/1/20	60	68
Wisconsin GO	5.000%	11/1/20	500	564
Wisconsin GO	5.000%	11/1/22	250	285
Wisconsin GO	5.000%	11/1/23	205	243
Wisconsin GO	5.000%	5/1/25	90	104
Wisconsin GO	5.000%	11/1/29	500	591

Wisconsin GO	5.000%	5/1/35	520	586
Wisconsin GO	5.000%	5/1/37	1,340	1,518
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College
Wisconsin)	4.000%	12/1/46	300	300
Wisconsin Public Finance Authority Lease
Development Revenue (Central District
Development Project)	5.000%	3/1/41	245	269
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/37	290	322
Wisconsin Transportation Revenue	5.000%	7/1/19 (14)	90	98
				7,128
Wyoming (0.0%)
Campbell County WY Solid Waste Facilities
Revenue(Basin Electric Power Cooperative -
Dry Fork Station Facilities)	5.750%	7/15/39	250	272

Total Tax-Exempt Municipal Bonds (Cost $935,292)				921,461
			Shares
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
1 Vanguard Municipal Cash Management Fund
(Cost $7,202)	0.653%		72,018	7,203
Total Investments (99.2%) (Cost $942,494)				928,664
Other Assets and Liabilities-Net (0.8%)				7,912
Net Assets (100%)				936,576

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Tax-Exempt Bond Index Fund

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company). (4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance). (6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation. (10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty). (12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation). (14) NPFG (National Public Finance Guarantee Corporation). (15) BAM (Build America Mutual Assurance Company). (16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.). (18) SBLF (Michigan School Bond Loan Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Tax-Exempt Bond Index Fund

The following table summarizes the market value of the fund's investments as of January 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	921,461	—
Temporary Cash Investments	7,203	—	—
Total	7,203	921,461	—

C. At January 31, 2017, the cost of investment securities for tax purposes was $942,494,000. Net unrealized depreciation of investment securities for tax purposes was $13,830,000, consisting of unrealized gains of $1,679,000 on securities that had risen in value since their purchase and $15,509,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MUNICIPAL BOND FUNDS

By:		/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	March 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

By:		/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date:	March 22, 2017

VANGUARD MUNICIPAL BOND FUNDS

By:		/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date:	March 22, 2017

* By:/s/ ANNE E. ROBINSON
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number
33-32548, Incorporated by Reference.